VANGUARD(R) U.S. STOCK INDEX FUNDS
LARGE-CAPITALIZATION PORTFOLIOS

ANNUAL REPORT * DECEMBER 31, 2002

VANGUARD GROWTH INDEX FUND
VANGUARD VALUE INDEX FUND
VANGUARD TOTAL STOCK MARKET INDEX FUND

EARNING YOUR TRUST EVERY DAY

     The latter part of 2001 and the first half of 2002 brought news of too many corporate scandals, with tales of greed and deception tarnishing Enron, Arthur Andersen, and WorldCom, among others.

     Given the questionable business dealings at some high-profile companies, investors can hardly be blamed for wondering whom they can trust.

     Vanguard is a name that should stand out. Why?

     Our unique corporate structure--The Vanguard Group is owned by each of its independently operated mutual funds and is charged with solely serving the funds' shareholders--ensures that our interests are aligned with yours. We have no other constituency to serve.

     We are client-focused because, quite frankly, it makes good business sense. Your trust is our most valuable asset, and every one of our crew members understands that his or her actions must meet the highest standards of ethical behavior and fiduciary responsibility.

     When you assess the combination of our organizational structure, the independent nature of each of our funds, our long track record of conducting business with integrity, and our total commitment to ethical behavior, we hope you will feel completely secure in entrusting your assets to us. There is no better place for them.

[PICTURE OF JOHN J. BRENNAN
--John J. Brennan
Chairman and Chief Executive Officer
--------------------------------------------------------------------------------
SUMMARY

* Stock market returns were terrible. The Growth Index Fund lost -23.7%; the Value Index Fund lost -20.9%; and the Total Stock Market Index Fund lost -21.0%.

* The rash of corporate scandals shook some investors' faith in the financial markets.

* Despite the 2000-2002 bear market, the long-term results of the funds compare favorably with those of competing funds.
--------------------------------------------------------------------------------
CONTENTS

   1    Letter from the Chairman
   7    Fund Profiles
  10    Glossary of Investment Terms
  11    Performance Summaries
  14    Your Fund's After-Tax Returns
  15    Results of Proxy Voting
  16    Financial Statements

LETTER FROM THE CHAIRMAN

FELLOW SHAREHOLDER,

Stock market returns were weak across the board during 2002, with large-capitalization stocks turning in the poorest performance. As the table below shows, large growth stocks suffered the most, but large value stocks were not far behind. An investment in either segment lost more than 20% of its value over the 12 months. An investment in the broad stock market--growth and value stocks, large and small--also fared dismally, declining by -21.0% as represented by the Investor Shares of Vanguard(R) Total Stock Market Index Fund. The culprits were many, but hard-hit technology stocks accounted for a significant share of the overall stock market's decline.


----------------------------------------------------
2002 TOTAL RETURNS                       YEAR ENDED
                                        DECEMBER 31
----------------------------------------------------
VANGUARD GROWTH INDEX FUND
  Investor Shares                             -23.7%
  Admiral Shares                              -23.6
  Institutional Shares                        -23.6
Average Large-Cap Growth Fund*                -28.6
S&P 500/Barra Growth Index                    -23.6
----------------------------------------------------
VANGUARD VALUE INDEX FUND
  Investor Shares                             -20.9%
  Admiral Shares                              -20.8
  Institutional Shares                        -20.8
Average Large-Cap Value Fund*                 -20.0
S&P 500/Barra Value Index                     -20.9
----------------------------------------------------
VANGUARD TOTAL STOCK MARKET INDEX FUND
  Investor Shares                             -21.0%
  Admiral Shares                              -21.0
  Institutional Shares                        -20.9
  VIPER Shares
    Market Price                              -20.8
    Net Asset Value                           -20.9
Average Multi-Cap Core Fund*                  -21.8
Wilshire 5000 Index                           -20.9
----------------------------------------------------
*Derived from data provided by Lipper Inc.


     One positive note during the past 12 months was that our funds met their objectives of tracking the returns of their respective indexes. Another small consolation is the fact that two of the three funds held up better than their typical peer fund (most of their peers are actively managed). Vanguard(R) Value Index Fund slightly trailed its average competitor, but both Vanguard(R) Growth Index Fund and the Total Stock Market Index Fund bested their peers.

A table showing the per-share components of the funds' total returns appears on page 6.

AMID CORPORATE SCANDALS, STOCKS FELL FOR A THIRD CONSECUTIVE YEAR

Lawmakers, prosecutors, and securities-industry regulators ramped up their efforts to expose unethical and illegal business practices in 2002. As revelations of fraudulent accounting practices mounted--helping to push a handful of well-known companies into bankruptcy--some investors lost confidence in the financial markets. Economic uncertainty, the threat of terrorism, and the prospect of war with Iraq also weighed on the nation.

--------------------------------------------------------------------------------
MARKET BAROMETER                                    AVERAGE ANNUAL TOTAL RETURNS
                                                 PERIODS ENDED DECEMBER 31, 2002
                                             -----------------------------------
                                                ONE         THREE          FIVE
                                               YEAR         YEARS         YEARS
--------------------------------------------------------------------------------
STOCKS
Russell 1000 Index (Large-caps)               -21.7%        -14.2%         -0.6%
Russell 2000 Index (Small-caps)               -20.5          -7.5          -1.4
Wilshire 5000 Index (Entire market)           -20.9         -14.4          -0.9
MSCI All Country World Index Free
  ex USA (International)                      -14.7         -16.4          -2.7
--------------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index                    10.3%         10.1%          7.5%
  (Broad taxable market)
Lehman Municipal Bond Index                     9.6           8.8           6.1
Salomon Smith Barney 3-Month
  U.S. Treasury Bill Index                      1.7           3.9           4.3
================================================================================
CPI
Consumer Price Index                            2.4%          2.4%          2.3%
--------------------------------------------------------------------------------

     It was all too much for the stock market, which skidded -20.9% as measured by the Wilshire 5000 Total Market Index. Share prices declined -22.0%--their worst calendar-year performance since 1974--while dividends provided an income return of just 1.1%. It was the third consecutive down year for stocks, and the longest bear market since 1939-1941.

     Stocks of all kinds declined. Growth stocks within the Standard & Poor's 500 Index plunged -23.6%. Value stocks also proved disappointing: The S&P 500/Barra Value Index fell -20.9%.

     Sorted by market capitalization, the declines were slightly more uniform. Large-cap stocks, as measured by the Russell 1000 Index, sank -21.7%. Small-caps (the Russell 2000 Index) dropped -20.5%.

--------------------------------------------------------------------------------
ADMIRAL(TM) SHARES

A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

INSTITUTIONAL SHARES

This class of shares also carries low expenses and is available for a minimum investment of $10 million.

VIPER(R) SHARES

Traded on the American Stock Exchange, VIPERs(R) are available only through brokers. The table on page 1 shows VIPER returns based on both the AMEX market price and the net asset value for a share.
--------------------------------------------------------------------------------

THE ECONOMY BEGAN TO GROW AGAIN, SLOWLY; BONDS SHONE ONCE MORE

Although the stock market seemed oblivious, the recession of 2001 gave way to halting economic growth in 2002. The production of goods and services rebounded nicely in the first quarter, only to decelerate in the second quarter. This
pattern   reappeared  in  the  second  half  of  the  year:  The  nation's  real
(inflation-adjusted) gross domestic product grew at an annual rate of 4.0% between July and September, but lackluster holiday sales restrained growth in the fourth quarter.

     Growth in corporate earnings remained sluggish. The companies in the S&P 500 Index recorded combined quarterly per-share profits of $11-$12, well off their first-quarter 2000 peak of $16. As a result, business spending on new plants, equipment, and technology remained weak. Employers also pinched their payrolls; in the fall, unemployment stood at 6%, an eight-year high.

     Interest rates dropped, leading to a mortgage refinancing boom that supported consumer spending. The yield of the 3-month Treasury bill fell 53 basis points (0.53 percentage point) to 1.19% as of December 31, while the yield of the 10-year Treasury note declined 124 basis points to 3.81%.

     The Lehman Brothers Aggregate Bond Index, which tracks the market for taxable investment-grade bonds, returned 10.3% for the year.

FUNDS HAD SUBTLE DIFFERENCES IN PERFORMANCE, BUT ALL SUFFERED

During 2002, the large value stocks that make up the S&P 500/Barra Value Index escaped with less damage than their counterparts in the S&P 500/Barra Growth Index, as investors preferred traditional dividend-paying stocks in the financial services and oil industries over faster-growing, lower-yielding stocks in the technology and health care sectors. (The battered technology and health care sectors accounted for roughly 8% of the Value Index, on average, while they made up almost half of the Growth Index. That difference alone explains much of the 2.7-percentage-point spread between the returns of the two indexes.)

--------------------------------------------------------------------------------
LARGE VALUE STOCKS HELD UP BETTER THAN LARGE GROWTH STOCKS, BUT "BETTER" MEANT "LESS BADLY."
--------------------------------------------------------------------------------

     The Value Index also benefited, at least in a relative sense, from its higher weighting in materials & processing stocks, the companies that supply the economy's basic building blocks. As signs emerged that manufacturers might be grinding into gear, the stocks of mining companies, chemical makers, and forest-products giants held up better than the market as a whole, and in fact produced double-digit returns in the fourth quarter. For the year, however, the sector sustained a loss.

     The Growth Index found some protection in consumer staples stocks. Although the sector produced a loss for the 12 months, the decline was modest (-2.8%). The stocks of food producers, toiletry makers, and the like have tended to be good defensive investments because the companies' earnings are relatively insensitive to weakness in the broader economy.

     As noted, small stocks outperformed larger stocks, keeping the Total Stock Market Index Fund slightly ahead of the overall S&P 500 Index, which returned -22.1%. (The Growth and Value Indexes together make up the S&P 500.)

     The differences in the performances of the three funds are obviously far less significant than the similarities. All were disappointments from an absolute return standpoint. The stock market downturn entered its third straight year, and in fact picked up momentum in the second and third quarters of 2002 before reversing course in the final months.

     It's worth noting that none of the large-cap index funds distributed any capital gains during 2002. That may seem unremarkable in a severe bear market, but indexing's critics have long argued that in a stock market downturn, index funds would experience mass redemptions, forcing the funds to sell stocks and realize gains from long-term holdings. That scenario simply didn't materialize.

--------------------------------------------------------------------------------
TOTAL RETURNS                                                    TEN YEARS ENDED
                                                               DECEMBER 31, 2002
                                   ---------------------------------------------
                                            AVERAGE               FINAL VALUE OF
                                             ANNUAL                    A $10,000
                                             RETURN           INITIAL INVESTMENT
--------------------------------------------------------------------------------
Growth Index Fund
  Investor Shares                              8.7%                     $23,032
Average Large-Cap Growth Fund                  6.7                       19,192
S&P 500/Barra Growth Index                     8.8                       23,223
--------------------------------------------------------------------------------
Value Index Fund
  Investor Shares                              9.3%                     $24,276
Average Large-Cap Value Fund                   8.8                       23,259
S&P 500/Barra Value Index                      9.4                       24,531
--------------------------------------------------------------------------------
Total Stock Market Index Fund
  Investor Shares                              8.6%                     $22,821
Average Multi-Cap Core Fund                    7.8                       21,262
Wilshire 5000 Index                            8.7                       23,115
--------------------------------------------------------------------------------

OUR RESULTS ARE BETTER OVER LONGER PERIODS

The funds' long-term returns are a welcome contrast to their recent results. During the past decade--the current downturn included--annualized returns were just a bit below the S&P 500's long-term historical average of about 10%. As the adjacent table shows, the Value Index Fund returned 9.3%, the Growth Index Fund returned 8.7%, and the Total Stock Market Index Fund returned 8.6%. In all cases, the results were consistent with the returns of the funds' target indexes and superior to the average returns of peer mutual funds.

     Vanguard Growth Index Fund, for example, beat the average return of its peers by 2 percentage points per year during the past decade. On an initial investment of $10,000, that 2-percentage-point difference would have created $3,840 in additional capital. Our higher return was a function of our lower costs and of the ability of our adviser, the Vanguard Quantitative Equity Group, to make the most of this edge. (During 2002, the Investor Shares of the Growth Index Fund had an expense ratio of 0.23%; the average competitor charged 1.52%.) Tough markets such as the one we've seen over the last three years underscore the importance of minimizing your investment costs.

PREPARE FOR THE BEST--AND FOR THE WORST

Is the worst over? The stock market's fourth-quarter rally was encouraging, but the truth is that no one knows what the market's future returns will be. That uncertainty doesn't make us powerless; it puts a premium on sensible planning. That's why Vanguard advocates a balanced investment approach that includes stock, bond, and money market funds in proportions appropriate for your goals and unique financial circumstances. Diversification among asset classes is the best way to manage investment risk while still positioning your portfolio to take advantage of the markets' long-term rewards.

     It's also important to diversify within the different asset classes. In the stock market, you can get complete diversification with a single fund: Vanguard Total Stock Market Index Fund. Or you can use the Value and Growth Index Funds as pieces of a balanced portfolio that also includes the market's smaller stocks.

     By following these simple principles, all investors--whether they are individuals just starting to invest or institutions with millions of dollars in the market--enhance their ability to continue investing through the tough times in order to profit from the better times. We thank you for entrusting your money to us.


Sincerely,


/S/JOHN J. BRENNAN
JOHN J. BRENNAN
CHAIRMAN AND CHIEF EXECUTIVE OFFICER

JANUARY 13, 2003

-------------------------------------------------------------------------------------------------
YOUR FUND'S PERFORMANCE AT A GLANCE                           DECEMBER 31, 2001-DECEMBER 31, 2002

                                                                      DISTRIBUTIONS PER SHARE
                                                                 --------------------------------
                                           STARTING        ENDING         INCOME          CAPITAL
                                        SHARE PRICE   SHARE PRICE      DIVIDENDS            GAINS
-------------------------------------------------------------------------------------------------
Growth Index Fund
  Investor Shares                           $ 26.42      $  19.95        $ 0.227        $   0.000
  Admiral Shares                              26.42         19.95          0.242            0.000
  Institutional Shares                        26.42         19.95          0.253            0.000
-------------------------------------------------------------------------------------------------
Value Index Fund
  Investor Shares                           $ 18.90      $  14.65        $ 0.315        $   0.000
  Admiral Shares                              18.90         14.65          0.327            0.000
  Institutional Shares                        18.90         14.65          0.334            0.000
-------------------------------------------------------------------------------------------------
Total Stock Market Index Fund
  Investor Shares                           $ 25.74      $  20.07        $ 0.293        $   0.000
  Admiral Shares                              25.75         20.07          0.304            0.000
  Institutional Shares                        25.75         20.07          0.319            0.000
  VIPER Shares                               105.80         82.47          1.252            0.000
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
TOTAL STOCK MARKET INDEX FUND VIPER SHARES PREMIUM/DISCOUNT: DECEMBER 31, 2001-DECEMBER 31, 2002


                                            CLOSING PRICE
                                        ABOVE OR EQUAL TO                     CLOSING PRICE BELOW
                                  CLOSING NET ASSET VALUE                 CLOSING NET ASSET VALUE
                                  ---------------------------        ----------------------------
                                   NUMBER      PERCENTAGE OF            NUMBER      PERCENTAGE OF
BASIS POINT DIFFERENTIAL*         OF DAYS          TOTAL DAYS          OF DAYS         TOTAL DAYS
-------------------------------------------------------------------------------------------------
0-24.9                                120              47.62%              124             49.21%
25-49.9                                 4               1.59                 2              0.79
50-74.9                                 0               0.00                 2              0.79
75-100.0                                0               0.00                 0              0.00
>100.0                                  0               0.00                 0              0.00
-------------------------------------------------------------------------------------------------
Total                                 124              49.21%              128             50.79%
-------------------------------------------------------------------------------------------------
*1 basis point equals 1/100th of 1%.

FUND PROFILES AS OF DECEMBER 31, 2002

These Profiles provide snapshots of the funds' characteristics, compared where indicated with the appropriate target index or a broad market index. Key terms are defined on page 10.


GROWTH INDEX FUND
--------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                                       TARGET             BROAD
                                     FUND              INDEX*           INDEX**
--------------------------------------------------------------------------------
Number of Stocks                      149                 148             5,668
Median Market Cap                  $71.4B              $71.4B            $26.2B
Price/Earnings Ratio                24.1x               24.1x             22.5x
Price/Book Ratio                     5.5x                5.5x              2.4x
Yield                                                    1.7%              1.7%
  Investor Shares                    1.1%
  Admiral Shares                     1.2%
  Institutional Shares               1.3%
Return on Equity                    29.6%               29.6%             21.3%
Earnings Growth Rate                10.7%               10.7%              7.5%
Foreign Holdings                     0.0%                0.0%              0.3%
Turnover Rate                         23%                  --                --
Expense Ratio                                              --                --
  Investor Shares                   0.23%
  Admiral Shares                    0.15%
  Institutional Shares              0.10%
Cash Investments                     0.1%                  --                --
--------------------------------------------------------------------------------

----------------------------------------------
TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)

Microsoft Corp.                           6.8%
 (software)
General Electric Co.                      5.9
  (conglomerate)
Wal-Mart Stores, Inc.                     5.5
  (retail)
Pfizer, Inc.                              4.6
  (pharmaceuticals)
Johnson & Johnson                         3.9
  (pharmaceuticals)
International Business Machines Corp.     3.2
  (computer hardware)
Merck & Co., Inc.                         3.1
  (pharmaceuticals)
Procter & Gamble Co.                      2.7
  (consumer products)
The Coca-Cola Co.                         2.7
  (beverage)
Verizon Communications                    2.6
  (telecommunications)
----------------------------------------------
Top Ten                                  41.0%
----------------------------------------------
The "Ten Largest Holdings" excludes any temporary cash investments and equity index products.


------------------------------------------------------------
VOLATILITY MEASURES
                                 TARGET                BROAD
                      FUND       INDEX*     FUND     INDEX**
------------------------------------------------------------
R-Squared             1.00        1.00      0.89        1.00
Beta                  1.00        1.00      1.06        1.00
------------------------------------------------------------

--------------------------
INVESTMENT FOCUS

MARKET CAP           LARGE
STYLE                STYLE
--------------------------

-------------------------------------------------------------
SECTOR DIVERSIFICATION (% OF COMMON STOCKS)

                                        TARGET          BROAD
                               FUND     INDEX*        INDEX**
-------------------------------------------------------------
Auto & Transportation           2.1%       2.1%          2.7%
Consumer Discretionary         14.3       14.3          14.9
Consumer Staples               15.0       15.0           7.5
Financial Services              8.0        8.0          22.4
Health Care                    27.2       27.2          14.1
Integrated Oils                 0.0        0.0           3.7
Other Energy                    0.1        0.1           2.2
Materials & Processing          1.0        1.0           3.8
Producer Durables               1.8        1.8           4.0
Technology                     20.5       20.5          12.8
Utilities                       3.0        3.0           7.2
Other                           7.0        7.0           4.7
-------------------------------------------------------------
*S&P 500/Barra Growth Index.
**Wilshire 5000 Index.

                                                            VISIT OUR WEBSITE AT
                                                                WWW.VANGUARD.COM
                                         FOR REGULARLY UPDATED FUND INFORMATION.

VALUE INDEX FUND
------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                        TARGET         BROAD
                               FUND     INDEX*       INDEX**
------------------------------------------------------------
Number of Stocks                353        352         5,668
Median Market Cap            $22.8B     $22.8B        $26.2B
Price/Earnings Ratio          20.0x      20.0x         22.5x
Price/Book Ratio               1.7x       1.7x          2.4x
Yield                                     2.4%          1.7%
  Investor Shares              1.9%
  Admiral Shares               2.1%
  Institutional Shares         2.1%
Return on Equity              16.9%      16.9%         21.3%
Earnings Growth Rate           3.2%       3.2%          7.5%
Foreign Holdings               0.6%       0.0%          0.3%
Turnover Rate                   26%         --            --
Expense Ratio                               --            --
  Investor Shares             0.23%
  Admiral Shares              0.15%
  Institutional Shares        0.10%
Cash Investments               0.0%         --            --
------------------------------------------------------------

----------------------------------------------
TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)

ExxonMobil Corp.                          5.8%
  (oil)
Citigroup, Inc.                           4.5
  banking)
American International Group, Inc.        3.8
  (insurance)
Bank of America Corp.                     2.6
  (banking)
SBC Communications Inc.                   2.2
  (telecommunications)
Wells Fargo & Co.                         2.0
  (banking)
Viacom Inc. Class B                       1.8
  (entertainment)
ChevronTexaco Corp.                       1.8
  (oil)
AOL Time Warner Inc.                      1.5
  (media)
Home Depot, Inc.                          1.4
  (retail)
----------------------------------------------
Top Ten                                  27.4%
----------------------------------------------
The "Ten Largest Holdings" excludes any temporary cash investments and equity index products.

------------------------------------------------------------
VOLATILITY MEASURES

                             TARGET                    BROAD
                   FUND      INDEX*       FUND       INDEX**
------------------------------------------------------------
R-Squared          1.00        1.00       0.71          1.00
Beta               1.00        1.00       0.85          1.00
------------------------------------------------------------

-----------------------------------
INVESTMENT FOCUS

MARKET CAP                    LARGE
STYLE                         VALUE
-----------------------------------

------------------------------------------------------------
SECTOR DIVERSIFICATION (% OF COMMON STOCKS)

                                        TARGET         BROAD
                               FUND     INDEX*       INDEX**
------------------------------------------------------------
Auto & Transportation          3.2%       3.2%          2.7%
Consumer Discretionary        12.4       12.4          14.9
Consumer Staples               1.8        1.8           7.5
Financial Services            35.8       35.8          22.4
Health Care                    2.2        2.2          14.1
Integrated Oils                9.3        9.3           3.7
Other Energy                   2.8        2.8           2.2
Materials & Processing         5.6        5.6           3.8
Producer Durables              5.8        5.8           4.0
Technology                     6.6        6.6          12.8
Utilities                     12.3       12.3           7.2
Other                          2.2        2.2           4.7
------------------------------------------------------------
*S&P 500/Barra Value Index.
**Wilshire 5000 Index.

TOTAL STOCK MARKET INDEX FUND
--------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                          WILSHIRE
                               FUND           5000
--------------------------------------------------
Number of Stocks              3,739          5,668
Median Market Cap            $26.2B         $26.2B
Price/Earnings Ratio          22.5x          22.5x
Price/Book Ratio               2.4x           2.4x
Yield                                         1.7%
  Investor Shares              1.5%
  Admiral Shares               1.6%
  Institutional Shares         1.6%
VIPER Shares                   1.5%
Return on Equity              21.3%          21.3%
Earnings Growth Rate           7.5%           7.5%
Foreign Holdings               0.3%           0.3%
Turnover Rate                    4%             --
Expense Ratio                                   --
  Investor Shares             0.20%
  Admiral Shares              0.15%
  Institutional Shares        0.08%
VIPER Shares                  0.15%
Cash Investments               0.1%             --
--------------------------------------------------


--------------------------------------------
TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)

Microsoft Corp.                         2.7%
  (software)
General Electric Co.                    2.4
  (conglomerate)
ExxonMobil Corp.                        2.3
  (oil)
Wal-Mart Stores, Inc.                   2.2
  (retail)
Pfizer, Inc.                            1.9
  (pharmaceuticals)
Citigroup, Inc.                         1.8
  (banking)
Johnson & Johnson                       1.6
  (pharmaceuticals)
American International Group, Inc.      1.5
  (insurance)
International Business Machines Corp.   1.3
  (computer hardware)
Merck & Co., Inc.                       1.2
  (pharmaceuticals)
--------------------------------------------
Top Ten                                18.9%
--------------------------------------------
The "Ten Largest Holdings" excludes any
temporary cash investments and equity index products.

-----------------------------------
VOLATILITY MEASURES

                           WILSHIRE
                   FUND        5000
-----------------------------------
R-Squared          1.00        1.00
Beta               1.00        1.00
-----------------------------------

-----------------------
INVESTMENT FOCUS

MARKET CAP        LARGE
STYLE             BLEND
-----------------------

-----------------------------------------------
Sector Diversification (% of common stocks)

                                       Wilshire
                               Fund        5000
-----------------------------------------------
Auto & Transportation          2.7%        2.7%
Consumer Discretionary        14.9        14.9
Consumer Staples               7.5         7.5
Financial Services            22.4        22.4
Health Care                   14.1        14.1
Integrated Oils                3.7         3.7
Other Energy                   2.2         2.2
Materials & Processing         3.8         3.8
Producer Durables              4.0         4.0
Technology                    12.8        12.8
Utilities                      7.2         7.2
Other                          4.7         4.7
-----------------------------------------------


                                                            VISIT OUR WEBSITE AT
                                                                WWW.VANGUARD.COM
                                         FOR REGULARLY UPDATED FUND INFORMATION.

--------------------------------------------------------------------------------
GLOSSARY OF INVESTMENT TERMS

BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of the fund's target index or an overall market index. Each index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 would have seen its share price rise or fall by 12% when the index rose or fell by 10%.
--------------------------------------------------------------------------------
CASH INVESTMENTS. The percentage of a fund's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts or other equity index products to simulate stock investment.
--------------------------------------------------------------------------------
EARNINGS GROWTH RATE. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
FOREIGN HOLDINGS. The percentage of a fund's equity assets represented by stocks or American Depositary Receipts of companies based outside the United States.
--------------------------------------------------------------------------------
MEDIAN MARKET CAP. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund's stocks, weighted by the proportion of the fund's assets invested in each stock. Stocks representing half of the fund's assets have market capitalizations above the median, and the rest are below it.
--------------------------------------------------------------------------------
PRICE/BOOK RATIO. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO. The ratio of a stock's current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company's future growth.

R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by the fund's target index or an overall market index. If a fund's total returns were precisely synchronized with an index's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
RETURN ON EQUITY. The annual average rate of return generated by a company during the past five years for each dollar of shareholder's equity (net income divided by shareholder's equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.
--------------------------------------------------------------------------------
TURNOVER RATE. An indication of the fund's trading activity. Funds with high turnover rates incur higher transaction costs and are more likely to distribute capital gains (which are taxable to investors).
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's income from interest and dividends. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of dividends paid on stocks in the index. (degree)
--------------------------------------------------------------------------------

PERFORMANCE SUMMARIES AS OF DECEMBER 31, 2002

All of the returns in this report represent past performance, which cannot be used to predict future returns that may be achieved by the funds. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

GROWTH INDEX FUND
--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE DECEMBER 31, 1992-DECEMBER 31, 2002


             GROWTH INDEX            AVERAGE             S&P 500/
            FUND INVESTOR          LAREG-CAP                BARRA       WILSHIRE
                  SHARES*      GROWTH FUND**         GROWTH INDEX     5000 INDEX

199212              10000              10000                10000         10000
199303               9939              10098                 9951         10426
199306               9732              10157                 9746         10504
199309               9720              10685                 9742         10929
199312              10142              10911                10168         11128
199403               9690              10504                 9729         10713
199406               9676              10192                 9720         10630
199409              10369              10805                10414         11207
199412              10429              10672                10486         11121
199503              11444              11476                11516         12125
199506              12626              12784                12706         13257
199509              13629              13917                13715         14469
199512              14399              14168                14485         15175
199603              15016              14933                15111         16027
199606              16044              15688                16170         16733
199609              16607              16285                16740         17207
199612              17818              17078                17956         18394
199703              18448              16966                18597         18513
199706              22180              20038                22369         21639
199709              23473              21915                23683         23750
199712              24293              21859                24515         24149
199803              28229              25143                28502         27351
199806              29871              26544                30171         27884
199809              27716              23694                27985         24530
199812              34546              30178                34850         29807
199903              36931              32746                37248         30932
199906              38371              33859                38676         33346
199909              37020              32665                37325         31141
199912              44481              41673                44694         36830
200003              46273              45216                46531         38235
200006              45619              42781                45848         36521
200009              41629              42572                41820         36581
200012              34602              34901                34826         32802
200103              28547              28219                28761         28755
200106              30746              29643                30980         30904
200109              26670              23938                26889         25991
200112              30129              26891                30392         29206
200203              29866              26546                30151         29487
200206              24999              22075                25249         25769
200209              21482              18631                21683         21439
200212              23032              19192                23223         23115
--------------------------------------------------------------------------------
                                       AVERAGE ANNUAL TOTAL RETURNS
                                   PERIODS ENDED DECEMBER 31, 2002
                                 ----------------------------------- FINAL VALUE
                                          ONE      FIVE       TEN   OF A $10,000
                                         YEAR     YEARS     YEARS     INVESTMENT
--------------------------------------------------------------------------------
Growth Index Fund Investor Shares*    -23.68%    -1.09%     8.70%        $23,032
Average Large-Cap Growth Fund**       -28.63     -2.57      6.74          19,192
S&P 500/Barra Growth Index            -23.59     -1.08      8.79          23,223
Wilshire 5000 Index                   -20.86     -0.87      8.74          23,115
--------------------------------------------------------------------------------

                                                                     FINAL VALUE
                                          ONE         SINCE        OF A $250,000
                                         YEAR    INCEPTION+           INVESTMENT
--------------------------------------------------------------------------------
Growth Index Fund Admiral Shares      -23.62%       -20.40%             $153,726
S&P 500/Barra Growth Index            -23.59        -20.27               154,279
--------------------------------------------------------------------------------

                                                                     FINAL VALUE
                                          ONE         SINCE     OF A $10,000,000
                                         YEAR    INCEPTION+           INVESTMENT
--------------------------------------------------------------------------------
Growth Index Fund
  Institutional Shares                -23.58%        -4.51%           $8,076,296
S&P 500/Barra Growth Index            -23.59         -4.61             8,036,634
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%)                DECEMBER 31, 1992-DECEMBER 31, 2002

                      GROWTH INDEX              S&P 500/
                     FUND INVESTOR                BARRA
                         SHARES*             GROWTH INDEX

1993                       1.5                    1.7
1994                       2.9                    3.1
1995                      38.1                   38.1
1996                      23.7                   24.0
1997                      36.3                   36.5
1998                      42.2                   42.2
1999                      28.8                   28.2
2000                     -22.2                  -22.1
2001                     -12.9                  -12.7
2002                     -23.7                  -23.6
--------------------------------------------------------------------------------
* Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Derived from data provided by Lipper Inc.
+ Inception dates are November 13, 2000, for the Admiral Shares and May 14, 1998, for the Institutional Shares.
Note: See Financial Highlights tables on pages 28 and 29 for dividend and capital gains information.

VALUE INDEX FUND
--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE DECEMBER 31, 1992-DECEMBER 31, 2002

                    VALUE              AVERAGE
               INDEX FUND            LARGE-CAP          S&P/BARRA      WILSHIRE
         INVESTOR SHARES*         VALUE FUND**        VALUE INDEX    5000 INDEX

199212              10000                10000              10000         10000
199303              10913                10508              10924         10426
199306              11217                10597              11229         10504
199309              11788                10988              11810         10929
199312              11835                11245              11859         11128
199403              11442                10846              11472         10713
199406              11553                10855              11578         10630
199409              11842                11295              11875         11207
199412              11748                11219              11785         11121
199503              12881                12158              12920         12125
199506              13997                13189              14045         13257
199509              15119                14131              15163         14469
199512              16088                14920              16144         15175
199603              17107                15700              17176         16027
199606              17462                16218              17528         16733
199609              17908                16693              17991         17207
199612              19605                18083              19695         18394
199703              19934                18396              20042         18513
199706              22818                21151              22942         21639
199709              24898                22797              25045         23750
199712              25441                23178              25600         24149
199803              28371                25861              28558         27351
199806              28520                26045              28706         27884
199809              24823                23312              24999         24530
199812              29166                27628              29357         29807
199903              29978                28326              30193         30932
199906              33202                30577              33454         33346
199909              30133                28133              30368         31141
199912              32832                30730              33092         36830
200003              32887                30980              33169         38235
200006              31478                30293              31744         36521
200009              34248                31115              34542         36581
200012              34829                31136              35104         32802
200103              32538                29772              32813         28755
200106              33973                31468              34259         30904
200109              28449                27282              28708         25991
200112              30693                29056              30994         29206
200203              31099                30186              31405         29487
200206              27774                27242              28062         25769
200209              22093                22060              22321         21439
200212              24276                23259              24531         23115
--------------------------------------------------------------------------------
                                       AVERAGE ANNUAL TOTAL RETURNS
                                   PERIODS ENDED DECEMBER 31, 2002
                                 ----------------------------------- FINAL VALUE
                                          ONE      FIVE       TEN   OF A $10,000
                                         YEAR     YEARS     YEARS     INVESTMENT
--------------------------------------------------------------------------------
Value Index Fund Investor Shares*     -20.91%    -0.93%     9.27%        $24,276
Average Large-Cap Value Fund**        -19.95      0.07      8.81          23,259
S&P 500/Barra Value Index             -20.85     -0.85      9.39          24,531
Wilshire 5000 Index                   -20.86     -0.87      8.74          23,115
--------------------------------------------------------------------------------

                                                                     FINAL VALUE
                                          ONE         SINCE        OF A $250,000
                                         YEAR    INCEPTION+           INVESTMENT
--------------------------------------------------------------------------------
Value Index Fund Admiral Shares       -20.85%       -14.30%             $179,922
S&P 500/Barra Value Index             -20.85        -14.28               180,042
--------------------------------------------------------------------------------

                                                                     FINAL VALUE
                                          ONE         SINCE     OF A $10,000,000
                                         YEAR    INCEPTION+           INVESTMENT
--------------------------------------------------------------------------------
Value Index Fund
  Institutional Shares                -20.81%        -3.76%           $8,417,645
S&P 500/Barra Value Index             -20.85         -3.78             8,409,004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%)                DECEMBER 31, 1992-DECEMBER 31, 2002

                               VALUE                        S&P/BARRA
                            INDEX FUND                     VALUE INDEX
                         INVESTOR SHARES*

1993                             18.3                          18.6
1994                             -0.7                          -0.6
1995                             36.9                          37.0
1996                             21.9                          22.0
1997                             29.8                          30.0
1998                             14.6                          14.7
1999                             12.6                          12.7
2000                              6.1                           6.1
2001                            -11.9                         -11.7
2002                            -20.9                         -20.9
--------------------------------------------------------------------------------


* Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Derived from data provided by Lipper Inc.
+Inception dates are November 13, 2000, for the Admiral Shares and July 2, 1998, for the Institutional Shares.
Note: See Financial Highlights tables on pages 30 and 31 for dividend and capital gains information.

TOTAL STOCK MARKET INDEX FUND
--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE DECEMBER 31, 1992-DECEMBER 31, 2002

                 TOTAL STOCK              AVERAGE
           MARKET INDEX FUND            MULTI-CAP      WILSHIRE
            INVESTOR SHARES*          CORE FUND**    5000 INDEX

199212                10000                 10000         10000
199303                10398                 10313         10426
199306                10473                 10380         10504
199309                10856                 10787         10929
199312                11062                 11070         11128
199403                10652                 10742         10713
199406                10556                 10580         10630
199409                11149                 11071         11207
199412                11044                 10894         11121
199503                12055                 11752         12125
199506                13168                 12784         13257
199509                14344                 13758         14469
199512                14996                 14284         15175
199603                15823                 15133         16027
199606                16495                 15745         16733
199609                16958                 16257         17207
199612                18139                 17254         18394
199703                18258                 17309         18513
199706                21326                 19902         21639
199709                23406                 21853         23750
199712                23762                 21738         24149
199803                26916                 24542         27351
199806                27412                 24756         27884
199809                24104                 21399         24530
199812                29289                 25662         29807
199903                30375                 26339         30932
199906                32769                 28662         33346
199909                30663                 26810         31141
199912                36264                 31423         36830
200003                37657                 33058         38235
200006                36004                 31970         36521
200009                36102                 32596         36581
200012                32429                 30493         32802
200103                28451                 26347         28755
200106                30577                 27900         30904
200109                25707                 23951         25991
200112                28873                 27172         29206
200203                29154                 26587         29487
200206                25453                 23073         25769
200209                21167                 19743         21439
200212                22821                 21262         23115
--------------------------------------------------------------------------------
                                       AVERAGE ANNUAL TOTAL RETURNS
                                   PERIODS ENDED DECEMBER 31, 2002
                                 ----------------------------------- FINAL VALUE
                                          ONE      FIVE       TEN   OF A $10,000
                                         YEAR     YEARS     YEARS     INVESTMENT
--------------------------------------------------------------------------------
Total Stock Market Index Fund
  Investor Shares*                     -20.96%   -0.80%     8.60%        $22,821
Average Multi-Cap Core Fund**          -21.75    -0.44      7.84          21,262
Wilshire 5000 Index                    -20.86    -0.87      8.74          23,115
--------------------------------------------------------------------------------


                                                                     FINAL VALUE
                                          ONE         SINCE        OF A $250,000
                                         YEAR    INCEPTION+           INVESTMENT
--------------------------------------------------------------------------------
Total Stock Market Index Fund
  Admiral Shares                      -20.95%       -16.18%             $171,607
Wilshire 5000 Index                   -20.86        -16.19               171,598
--------------------------------------------------------------------------------


                                                                     FINAL VALUE
                                  ONE       FIVE         SINCE  OF A $10,000,000
                                 YEAR      YEARS    INCEPTION+        INVESTMENT
--------------------------------------------------------------------------------
Total Stock Market Index Fund
  Institutional Shares        -20.90%     -0.70%         0.87%       $10,483,988
Wilshire 5000 Index           -20.86      -0.87          0.74         10,412,305
--------------------------------------------------------------------------------

                                                                     FINAL VALUE
                                          ONE         SINCE         OF A $10,000
                                         YEAR    INCEPTION+           INVESTMENT
--------------------------------------------------------------------------------
Total Stock Market Index Fund
  VIPER Shares Market Price           -20.81%       -19.00%              $7,130
Total Stock Market Index Fund
  VIPER Shares Net Asset Value        -20.94        -19.00                7,130
Wilshire 5000 Index                   -20.86        -18.96                7,135
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%)                DECEMBER 31, 1992-DECEMBER 31, 2002

                              TOTAL STOCK                  WILSHIRE
                           MARKET INDEX FUND             5000 INDEX
                            INVESTOR SHARES*
1993                            10.6                         11.3
1994                            -0.2                         -0.1
1995                            35.8                         36.4
1996                            21.0                         21.2
1997                            31.0                         31.3
1998                            23.3                         23.4
1999                            23.8                         23.6
2000                           -10.6                        -10.9
2001                           -11.0                        -11.0
2002                           -21.0                        -20.9
--------------------------------------------------------------------------------
* Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Derived from data provided by Lipper Inc.
+Inception dates are November 13, 2000, for the Admiral   Shares,  July 7, 1997,
for the Institutional Shares, and May 24, 2001, for the VIPER Shares.
Note: See Financial Highlights tables on pages 31-33 for dividend and capital gains information.

YOUR FUND'S AFTER-TAX RETURNS

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund's distributions, and
(2) assuming that an investor paid taxes on the fund's distributions and sold all shares at the end of each period.

     Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. (In the example that assumes all fund shares were sold, a negative pre-tax total return translates into a higher after-tax return. This is because the calculation assumes that the investor received a tax deduction for the loss incurred on the sale.)

     The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

     Finally, keep in mind that a fund's performance--whether before or after taxes--does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                    PERIODS ENDED DECEMBER 31, 2002

                                         ONE YEAR      FIVE YEARS      TEN YEARS
                                        ----------------------------------------
GROWTH INDEX FUND INVESTOR SHARES*
  Returns Before Taxes                    -23.68%          -1.09%          8.70%
  Returns After Taxes on Distributions    -23.99           -1.53           8.05
  Returns After Taxes on Distributions
     and Sale of Fund Shares              -14.53           -0.94           7.09
--------------------------------------------------------------------------------

VALUE INDEX FUND INVESTOR SHARES*
  Returns Before Taxes                    -20.91%          -0.93%          9.27%
  Returns After Taxes on Distributions    -21.52           -2.72           7.41
  Returns After Taxes on Distributions
    and Sale of Fund Shares               -12.82           -1.10           7.15
--------------------------------------------------------------------------------

TOTAL STOCK MARKET INDEX FUND INVESTOR SHARES*
  Returns Before Taxes                    -20.96%          -0.80%          8.60%
  Returns After Taxes on Distributions    -21.37           -1.38           7.77
  Returns After Taxes on Distributions
    and Sale of Fund Shares               -12.85           -0.83           6.87
--------------------------------------------------------------------------------
* Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS

At a special meeting of shareholders on December 3, 2002, fund shareholders approved the following proposals:

* ELECT TRUSTEES FOR EACH FUND.* The individuals listed in the table below were elected as trustees for each fund. All trustees served as trustees to the funds prior to the shareholder meeting.

--------------------------------------------------------------------------------
                                                                      PERCENTAGE
TRUSTEE                                  FOR             WITHHELD            FOR
--------------------------------------------------------------------------------
John J. Brennan               70,380,839,727        1,259,995,409          98.2%
Charles D. Ellis              70,360,941,814        1,279,893,321          98.2
Rajiv L. Gupta                70,274,493,869        1,366,341,266          98.1
JoAnn Heffernan Heisen        70,368,543,153        1,272,291,982          98.2
Burton G. Malkiel             70,284,920,657        1,355,914,478          98.1
Alfred M. Rankin, Jr.         70,401,439,983        1,239,395,152          98.3
J. Lawrence Wilson            70,272,336,850        1,368,498,286          98.1
--------------------------------------------------------------------------------
* Results are for all funds within the same trust.

* CHANGE EACH FUND'S POLICY ON INVESTING IN OTHER MUTUAL FUNDS. This change enables each fund to invest its cash reserves in specially created money market and short-term bond funds. This new cash management program, which is similar to those of other large mutual fund complexes, should help the funds to achieve greater diversification and to earn modestly higher returns on their cash reserves. The funds will need Securities and Exchange Commission approval before implementing this new cash management program.

----------------------------------------------------------------------------------------------------------------------
                                                                                              BROKER        PERCENTAGE
VANGUARD FUND                            FOR              AGAINST        ABSTAIN           NON-VOTES               FOR
----------------------------------------------------------------------------------------------------------------------
Growth Index                   3,766,763,213          232,090,993    108,441,194         436,557,741             82.9%
Value Index                    1,588,656,069           71,260,133     47,410,920         335,573,086             77.8
Total Stock Market Index      11,298,489,963          495,818,077    522,401,216       1,048,920,887             84.5
----------------------------------------------------------------------------------------------------------------------


* AUTHORIZE EACH FUND'S TRUSTEES TO CHANGE THE TARGET INDEX. This change allows each fund's trustees to change the fund's target index if they determine that doing so is in the shareholders' best interests. Any new index chosen for a fund would be required to track the same market segment as the fund's existing index.

----------------------------------------------------------------------------------------------------------------------
                                                                                              BROKER        PERCENTAGE
VANGUARD FUND                            FOR              AGAINST        ABSTAIN           NON-VOTES               FOR
----------------------------------------------------------------------------------------------------------------------
Growth Index                   3,522,923,397          475,280,289    109,091,714         436,557,741             77.5%
Value Index                    1,577,430,811           82,358,766     47,537,545         335,573,086             77.2
Total Stock Market Index      11,208,896,648          738,148,937    369,663,670       1,048,920,887             83.9
----------------------------------------------------------------------------------------------------------------------



*  RECLASSIFY   THE   FOLLOWING   FUNDS  AS   NONDIVERSIFIED.   This  change  to
"nondiversified" status enables each fund to continue tracking its target index in the event that the index becomes dominated by a small number of stocks.

----------------------------------------------------------------------------------------------------------------------
                                                                                             BROKER        PERCENTAGE
VANGUARD FUND                            FOR              AGAINST        ABSTAIN           NON-VOTES               FOR
----------------------------------------------------------------------------------------------------------------------
Value Index                    1,589,834,694           63,378,350     54,114,078         335,573,086             77.8%
Total Stock Market Index      11,298,871,300          629,169,613    388,668,343       1,048,920,887             84.5
----------------------------------------------------------------------------------------------------------------------

Note: Vote tabulations are rounded to the nearest whole number.

FINANCIAL STATEMENTS AS OF DECEMBER 31, 2002

The Statement of Net Assets--an integral part of the Financial Statements for Vanguard Total Stock Market Index Fund--is included as an insert to this report. The Growth Index and Value Index Funds' Statements of Net Assets are provided below.

STATEMENT OF NET ASSETS

This Statement provides a detailed list of each fund's holdings, including each security's market value on the last day of the reporting period. Common stocks are listed in descending market-value order. Temporary cash investments and other assets are added to, and liabilities are subtracted from, the value of Total Common Stocks to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
GROWTH INDEX FUND                             SHARES                      (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.9%)
--------------------------------------------------------------------------------
* Microsoft Corp.                          9,839,281                 $  508,691
  General Electric Co.                    18,313,442                    445,932
  Wal-Mart Stores, Inc.                    8,123,209                    410,303
  Pfizer, Inc.                            11,340,457                    346,678
  Johnson & Johnson                        5,466,863                    293,625
  International Business
  Machines Corp.                           3,110,335                    241,051
  Merck & Co., Inc.                        4,132,563                    233,944
  Procter & Gamble Co.                     2,391,130                    205,494
  The Coca-Cola Co.                        4,562,361                    199,923
  Verizon Communications                   5,034,700                    195,095
  Intel Corp.                             12,192,293                    189,834
* Cisco Systems, Inc.                     13,296,713                    174,187
  Philip Morris Cos., Inc.                 3,806,990                    154,297
  PepsiCo, Inc.                            3,178,319                    134,189
  Eli Lilly & Co.                          2,067,329                    131,275
  United Parcel Service, Inc.              2,054,900                    129,623
* Dell Computer Corp.                      4,766,174                    127,447
  Fannie Mae                               1,831,110                    117,795
  Abbott Laboratories                      2,875,570                    115,023
* Amgen, Inc.                              2,368,561                    114,496
* Oracle Corp.                             9,856,722                    106,453
  Medtronic, Inc.                          2,245,357                    102,388
  Pharmacia Corp.                          2,379,346                     99,457
  Wyeth                                    2,439,597                     91,241
  3M Co.                                     718,070                     88,538
  American Express Co.                     2,418,800                     85,505
  Bristol-Myers Squibb Co.                 3,564,792                     82,525
  Anheuser-Busch Cos., Inc.                1,575,079                     76,234
  Fifth Third Bancorp                      1,063,250                     62,253
  Schering-Plough Corp.                    2,699,070                     59,919
  Gillette Co.                             1,941,526                     58,945
  Walgreen Co.                             1,886,182                     55,058
  Lowe's Cos., Inc.                        1,436,160                     53,856
* QUALCOMM Inc.                            1,444,790                     52,576
  Colgate-Palmolive Co.                      990,509                     51,932
  Target Corp.                             1,671,660                     50,150
  First Data Corp.                         1,384,164                     49,013
  Cardinal Health, Inc.                      814,277                     48,197
  UnitedHealth Group Inc.                    560,260                     46,782
  Marsh & McLennan Cos., Inc.                988,362                     45,672
  Kimberly-Clark Corp.                       946,577                     44,934
  Automatic Data Processing, Inc.          1,102,064                     43,256
* Applied Materials, Inc.                  3,032,900                     39,519
  Emerson Electric Co.                       774,800                     39,399
  HCA Inc.                                   944,400                     39,193
* eBay Inc.                                  568,100                     38,529
  Sysco Corp.                              1,208,645                     36,006
* Kohl's Corp.                               620,490                     34,716
* Forest Laboratories, Inc.                  332,960                     32,703

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
                                              SHARES                      (000)
--------------------------------------------------------------------------------
  Sara Lee Corp.                           1,434,867          $          32,299
* Boston Scientific Corp.                    750,500                     31,911
  General Mills, Inc.                        677,041                     31,787
  Baxter International, Inc.               1,091,840                     30,571
  SLM Corp.                                  282,503                     29,341
  Charles Schwab Corp.                     2,472,704                     26,829
  Kellogg Co.                                751,252                     25,745
  Harley-Davidson, Inc.                      556,935                     25,730
  The Gap, Inc.                            1,626,600                     25,245
  Stryker Corp.                              364,310                     24,452
  Avon Products, Inc.                        432,893                     23,320
  Wm. Wrigley Jr. Co.                        414,668                     22,757
  Omnicom Group Inc.                         346,010                     22,352
  The McGraw-Hill Cos., Inc.                 356,600                     21,553
  H.J. Heinz Co.                             646,020                     21,235
  Mellon Financial Corp.                     793,014                     20,706
* NEXTEL Communications, Inc.              1,772,440                     20,472
  Progressive Corp. of Ohio                  400,700                     19,887
  Maxim Integrated Products, Inc.            589,547                     19,479
  Paychex, Inc.                              692,099                     19,310
  TJX Cos., Inc.                             972,000                     18,973
* Bed Bath & Beyond, Inc.                    538,401                     18,591
* Yahoo! Inc.                              1,087,445                     17,780
* Intuit, Inc.                               377,661                     17,720
  Campbell Soup Co.                          754,228                     17,702
* Guidant Corp.                              562,540                     17,354
  Praxair, Inc.                              297,600                     17,192
  Hershey Foods Corp.                        250,455                     16,891
  The Clorox Co.                             404,860                     16,700
* Analog Devices, Inc.                       672,948                     16,063
* Staples, Inc.                              866,000                     15,848
  Mattel, Inc.                               804,630                     15,409
  Newell Rubbermaid, Inc.                    492,000                     14,922
* Zimmer Holdings, Inc.                      358,912                     14,902
  Linear Technology Corp.                    574,115                     14,766
* Concord EFS, Inc.                          936,200                     14,736
* Starbucks Corp.                            714,616                     14,564
  Cintas Corp.                               313,150                     14,327
* Best Buy Co., Inc.                         591,750                     14,291
  Pitney Bowes, Inc.                         435,280                     14,216
* Apollo Group, Inc. Class A                 321,012                     14,124
* Lexmark International, Inc.                231,735                     14,020
  Allergan, Inc.                             238,130                     13,721
  Biomet, Inc.                               477,996                     13,699
  H & R Block, Inc.                          332,470                     13,365
  The Pepsi Bottling Group, Inc.             516,100                     13,264
* Yum! Brands, Inc.                          543,800                     13,171
* Chiron Corp.                               346,200                     13,017
* St. Jude Medical, Inc.                     326,760                     12,979
* Electronic Arts Inc.                       260,000                     12,940
* AutoZone Inc.                              181,297                     12,809
* Xilinx, Inc.                               620,355                     12,779
  New York Times Co. Class A                 278,650                     12,743
* MedImmune Inc.                             461,924                     12,550
  Avery Dennison Corp.                       202,080                     12,343
* KLA-Tencor Corp.                           347,200                     12,280
* International Game Technology              159,400                     12,102
* Fiserv, Inc.                               352,100                     11,954
  Ecolab, Inc.                               238,389                     11,800
  Moody's Corp.                              278,015                     11,479
* Biogen, Inc.                               274,240                     10,986
  Adobe Systems, Inc.                        434,760                     10,782
  UST, Inc.                                  310,796                     10,390
* Univision Communications Inc.              421,600                     10,329
  North Fork Bancorp, Inc.                   297,200                     10,028
  Family Dollar Stores, Inc.                 318,240                      9,932
* American Standard Cos., Inc.               133,300                      9,483
* BJ Services Co.                            288,400                      9,318
* Altera Corp.                               703,910                      8,686
  IMS Health, Inc.                           516,920                      8,271
  Brown-Forman Corp. Class B                 125,800                      8,222
* Sprint PCS                               1,838,600                      8,053
* Lucent Technologies, Inc.                6,317,300                      7,960
  Rockwell Collins, Inc.                     336,600                      7,829
  Dollar General Corp.                       613,300                      7,329
  Applied Biosystems Group-
    Applera Corp.                            385,000                      6,753
  Dow Jones & Co., Inc.                      151,715                      6,559
  Whirlpool Corp.                            125,500                      6,554
  Sigma-Aldrich Corp.                        131,900                      6,424
  Tiffany & Co.                              267,610                      6,399
* Pactiv Corp.                               291,600                      6,374
* Network Appliance, Inc.                    620,100                      6,201
  International Flavors &
    Fragrances, Inc.                         173,560                      6,092
  Equifax, Inc.                              261,755                      6,057
* QLogic Corp.                               172,000                      5,936
  RadioShack Corp.                           309,915                      5,808
  Ball Corp.                                 104,500                      5,349
* Waters Corp.                               239,200                      5,210
* Robert Half International, Inc.            319,830                      5,152
  Deluxe Corp.                               114,317                      4,813
* Mercury Interactive Corp.                  156,460                      4,639
* Freeport-McMoRan Copper &
    Gold, Inc. Class B                       268,400                      4,504
  Maytag Corp.                               144,500                      4,118
* Citrix Systems, Inc.                       316,800                      3,903
  Meredith Corp.                              92,000                      3,782
* Millipore Corp.                             89,640                      3,048
* PMC Sierra Inc.                            310,866                      1,728
* Avaya Inc.                                 672,000                      1,646
  Tupperware Corp.                           108,385                      1,634
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $7,726,969)                         $       7,515,199
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                FACE                      MARKET
                                              AMOUNT                      VALUE*
GROWTH INDEX FUND                              (000)                       (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (0.2%)
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSN.
1.56%, 1/8/2003                              $ 1,000                      1,000
REPURCHASE AGREEMENTS
Collateralized by U.S. Government
Obligations in a Pooled
Cash Account
1.21%, 1/2/2003--Note E                       10,300                     10,300
1.22%, 1/2/2003                                1,086                      1,086
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS (Cost $12,386)                          12,386
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.1%) (Cost $7,739,355)                  $       7,527,585
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.1%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                     86,071
Liabilities--Note E                                                     (94,526)
                                                              ------------------
                                                              $          (8,455)
                                                              ------------------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                             $       7,519,130
--------------------------------------------------------------------------------
* See Note A in Notes to Financial Statements.
* Non-income-producing security.

--------------------------------------------------------------------------------
                                                                         AMOUNT
                                                                          (000)
--------------------------------------------------------------------------------
AT DECEMBER 31, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                               $      10,895,841
Overdistributed Net Investment Income                                    (9,269)
Accumulated Net Realized Losses                                      (3,155,672)
Unrealized Depreciation                                                (211,770)
--------------------------------------------------------------------------------
NET ASSETS                                                    $       7,519,130
================================================================================

Investor Shares--Net Assets
Applicable to 305,473,842 outstanding $.001
  par value shares of beneficial interest
    (unlimited authorization)                                 $       6,093,521
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INVESTOR SHARES                   $           19.95
================================================================================

Admiral Shares--Net Assets
Applicable to 37,641,682 outstanding $.001
  par value shares of beneficial interest
    (unlimited authorization)                                 $         750,896
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- ADMIRAL SHARES                    $           19.95
================================================================================

Institutional Shares--Net Assets
Applicable to 33,821,581 outstanding $.001
  par value shares of beneficial interest
    (unlimited authorization)                                 $         674,713
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INSTITUTIONAL SHARES              $           19.95
================================================================================
See Note C in Notes to Financial Statements for the tax-basis components of net assets.

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
VALUE INDEX FUND                              SHARES                      (000)
--------------------------------------------------------------------------------
COMMON STOCKS (100.0%)
--------------------------------------------------------------------------------
  ExxonMobil Corp.                         5,299,863                 $  185,177
  Citigroup, Inc.                          4,048,271                    142,459
  American International
  Group, Inc.                              2,056,027                    118,941
  Bank of America Corp.                    1,179,631                     82,067
  SBC Communications Inc.                  2,616,900                     70,944
  Wells Fargo & Co.                        1,333,468                     62,500
* Viacom Inc. Class B                      1,388,034                     56,576
  ChevronTexaco Corp.                        841,810                     55,964
  AOL Time Warner Inc.                     3,523,300                     46,155
  Home Depot, Inc.                         1,833,100                     43,921
  Hewlett-Packard Co.                      2,405,090                     41,752
  Wachovia Corp.                           1,072,138                     39,069
  BellSouth Corp.                          1,464,794                     37,894
  J.P. Morgan Chase & Co.                  1,573,532                     37,765
* Comcast Corp. Class A                    1,595,205                     37,599
  Morgan Stanley                             855,588                     34,155
  Bank One Corp.                             917,925                     33,550
  E.I. du Pont de Nemours & Co.              783,006                     33,199
  Freddie Mac                                548,316                     32,378
  U.S. Bancorp                             1,509,788                     32,038
  Tyco International Ltd.                  1,572,500                     26,858
  The Walt Disney Co.                      1,609,544                     26,252
  Merrill Lynch & Co., Inc.                  681,326                     25,856
  ConocoPhillips                             533,415                     25,812
  Washington Mutual, Inc.                    746,142                     25,764
  The Goldman Sachs Group, Inc.              376,300                     25,626
  United Technologies Corp.                  373,300                     23,122
  The Boeing Co.                             661,682                     21,829
  Dow Chemical Co.                           718,096                     21,327
  Lockheed Martin Corp.                      359,447                     20,758
  Allstate Corp.                             553,964                     20,491
  Texas Instruments, Inc.                  1,364,300                     20,478
  FleetBoston Financial Corp.                827,212                     20,101
  Schlumberger Ltd.                          457,640                     19,262
  MBNA Corp.                               1,007,000                     19,153
* Clear Channel
    Communications, Inc.                     482,904                     18,008
  General Motors Corp.                       441,707                     16,281
  McDonald's Corp.                         1,000,300                     16,085
  Southern Co.                               562,244                     15,962
  AT&T Corp.                                 607,171                     15,853
  Motorola, Inc.                           1,813,319                     15,685
  Illinois Tool Works, Inc.                  241,515                     15,665
  Honeywell International Inc.               647,005                     15,528
  Alcoa Inc.                                 665,317                     15,156
  Gannett Co., Inc.                          210,647                     15,124
  Metropolitan Life Insurance Co.            551,860                     14,922
  Prudential Financial, Inc.                 446,100                     14,159
  BB&T Corp.                                 377,387                     13,960
  Northrop Grumman Corp.                     143,470                     13,917
  Duke Energy Corp.                          702,558                     13,728
  The Bank of New York Co., Inc.             572,300                     13,712
  Ford Motor Co.                           1,446,245                     13,450
  Exelon Corp.                               254,500                     13,430
  Dominion Resources, Inc.                   242,074                     13,290
  International Paper Co.                    377,959                     13,217
  National City Corp.                        482,189                     13,173
  FedEx Corp.                                234,951                     12,739
  SunTrust Banks, Inc.                       223,643                     12,730
  General Dynamics Corp.                     158,400                     12,572
  ALLTEL Corp.                               245,098                     12,500
  Caterpillar, Inc.                          271,171                     12,398
  AFLAC Inc.                                 406,678                     12,249
* AT&T Wireless Services Inc.              2,134,847                     12,062
  Union Pacific Corp.                        199,716                     11,957
* Travelers Property Casualty Corp.
    Class B                                  790,753                     11,585
  Carnival Corp.                             462,374                     11,536
  Waste Management, Inc.                     479,559                     10,991
  Tribune Co.                                240,056                     10,913
* EMC Corp.                                1,733,400                     10,643
  ConAgra Foods, Inc.                        423,114                     10,582
  Household International, Inc.              373,397                     10,384
  Sprint Corp.                               704,869                     10,207
* Costco Wholesale Corp.                     359,394                     10,085
  Lehman Brothers Holdings, Inc.             187,200                      9,976
  State Street Corp.                         255,600                      9,968
  Raytheon Co.                               320,072                      9,842
* The Kroger Co.                             609,800                      9,421
  Anadarko Petroleum Corp.                   195,892                      9,383
  PNC Financial Services Group               223,904                      9,382
  NIKE, Inc. Class B                         209,104                      9,299
  Newmont Mining Corp.
    (Holding Company)                        316,546                      9,189
  The Hartford Financial
    Services Group Inc.                      201,112                      9,137
  Golden West Financial Corp.                120,876                      8,680
  FPL Group, Inc.                            143,818                      8,648
  Deere & Co.                                188,009                      8,620
* Cendant Corp.                              816,504                      8,557
  Baker Hughes, Inc.                         264,699                      8,521
  Southwest Airlines Co.                     610,901                      8,492
  Weyerhaeuser Co.                           172,464                      8,487
  Occidental Petroleum Corp.                 297,251                      8,457
  KeyCorp                                    334,780                      8,416
* WellPoint Health Networks Inc.
    Class A                                  117,210                      8,341
  XL Capital Ltd. Class A                    107,000                      8,266
  Masco Corp.                                388,013                      8,168
* Safeway, Inc.                              347,579                      8,119
  Equity Office
    Properties Trust REIT                    324,200                      8,099
  Progress Energy, Inc.                      186,672                      8,092

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
VALUE INDEX FUND                              SHARES                      (000)
--------------------------------------------------------------------------------
  Eastman Kodak Co.                          229,932          $           8,057
  The Principal Financial Group, Inc.        265,500                      8,000
  Entergy Corp.                              174,889                      7,973
  Danaher Corp.                              120,200                      7,897
  Burlington Northern
    Santa Fe Corp.                           297,429                      7,736
  FirstEnergy Corp.                          234,485                      7,731
  CVS Corp.                                  309,600                      7,731
  Coca-Cola Enterprises, Inc.                354,074                      7,691
  Air Products & Chemicals, Inc.             179,032                      7,654
* Sun Microsystems, Inc.                   2,456,100                      7,638
  American Electric Power Co., Inc.          267,012                      7,297
  Consolidated Edison Inc.                   168,213                      7,203
  The Chubb Corp.                            134,862                      7,040
* Anthem, Inc.                               111,389                      7,006
  Franklin Resources Corp.                   204,837                      6,981
  Electronic Data Systems Corp.              375,400                      6,919
  SouthTrust Corp.                           273,170                      6,788
  Burlington Resources, Inc.                 158,794                      6,773
  PPG Industries, Inc.                       133,646                      6,702
* Qwest Communications
    International Inc.                     1,336,643                      6,683
  Albertson's, Inc.                          298,780                      6,651
* Agilent Technologies, Inc.                 367,751                      6,605
  Loews Corp.                                145,992                      6,491
  Apache Corp.                               113,461                      6,466
  Halliburton Co.                            343,800                      6,433
  John Hancock Financial
    Services, Inc.                           226,944                      6,332
  Archer-Daniels-Midland Co.                 509,546                      6,318
* Tenet Healthcare Corp.                     384,300                      6,303
  Unocal Corp.                               203,062                      6,210
  Becton, Dickinson & Co.                    202,200                      6,206
  McKesson Corp.                             229,347                      6,199
  Marriott International, Inc. Class A       187,559                      6,165
  DTE Energy Co.                             132,047                      6,127
  Comerica, Inc.                             141,515                      6,119
  Norfolk Southern Corp.                     306,049                      6,118
  Northern Trust Corp.                       174,100                      6,102
  Computer Associates
    International, Inc.                      451,647                      6,097
  Ace, Ltd.                                  207,200                      6,079
  St. Paul Cos., Inc.                        178,458                      6,077
  Sears, Roebuck & Co.                       249,079                      5,965
  Transocean Inc.                            251,493                      5,835
  Regions Financial Corp.                    174,350                      5,816
  Ingersoll-Rand Co.                         133,445                      5,746
  Limited Brands, Inc.                       411,900                      5,738
  Devon Energy Corp.                         123,513                      5,669
  Rohm & Haas Co.                            174,356                      5,663
  Public Service Enterprise
    Group, Inc.                              175,440                      5,632
  Johnson Controls, Inc.                      69,892                      5,603
  Fortune Brands, Inc.                       117,710                      5,475
  AmSouth Bancorp                            280,382                      5,383
* SunGard Data Systems, Inc.                 223,400                      5,263
  Equity Residential REIT                    213,600                      5,250
  Marathon Oil Corp.                         246,264                      5,243
  May Department Stores Co.                  227,385                      5,225
  Capital One Financial Corp.                175,000                      5,201
  Countrywide Financial Corp.                 99,591                      5,144
  Charter One Financial, Inc.                178,261                      5,121
* Veritas Software Corp.                     324,200                      5,064
* Comcast Corp.-Special Class A              223,922                      5,058
  Simon Property Group, Inc. REIT            147,900                      5,039
  Ameren Corp.                               121,024                      5,031
  MBIA, Inc.                                 114,428                      5,019
* Genzyme Corp.-General Division             169,200                      5,003
  Aetna Inc.                                 118,702                      4,881
  J.C. Penney Co., Inc.
    (Holding Company)                        211,350                      4,863
  Cincinnati Financial Corp.                 127,360                      4,782
  CSX Corp.                                  167,972                      4,755
  TXU Corp.                                  254,089                      4,746
  Marshall & Ilsley Corp.                    172,196                      4,715
  Ambac Financial Group, Inc.                 83,587                      4,701
* Xerox Corp.                                580,052                      4,669
* Computer Sciences Corp.                    135,335                      4,662
  Textron, Inc.                              108,324                      4,657
  Dover Corp.                                159,485                      4,651
* Micron Technology, Inc.                    477,416                      4,650
  Aon Corp.                                  244,316                      4,615
  Synovus Financial Corp.                    236,500                      4,588
  AmerisourceBergen Corp.                     83,500                      4,535
  CIGNA Corp.                                109,850                      4,517
* PeopleSoft, Inc.                           246,800                      4,516
  Bear Stearns Co., Inc.                      75,742                      4,499
  PPL Corp.                                  129,705                      4,498
  Cinergy Corp.                              132,733                      4,476
* Federated Department
    Stores, Inc.                             154,654                      4,448
* PG&E Corp.                                 319,123                      4,436
  Lincoln National Corp.                     139,553                      4,407
  Union Planters Corp.                       156,190                      4,395
  ITT Industries, Inc.                        72,341                      4,390
  Eaton Corp.                                 55,506                      4,336
  Jefferson-Pilot Corp.                      113,097                      4,310
  Parker Hannifin Corp.                       92,989                      4,290
  Interpublic Group of Cos., Inc.            304,300                      4,285
  Genuine Parts Co.                          137,662                      4,240
  PACCAR, Inc.                                91,265                      4,210
* Quest Diagnostics, Inc.                     72,300                      4,114
  Knight Ridder                               64,901                      4,105
* Apple Computer, Inc.                       283,019                      4,056

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
                                              SHARES                      (000)
--------------------------------------------------------------------------------
  Kinder Morgan, Inc.                         95,924          $           4,055
* Nabors Industries, Inc.                    114,116                      4,025
  Monsanto Co.                               206,000                      3,966
  KeySpan Corp.                              111,977                      3,946
  MeadWestvaco Corp.                         157,597                      3,894
  Amerada Hess Corp.                          70,293                      3,870
  NiSource, Inc.                             192,147                      3,843
  Sempra Energy                              161,462                      3,819
  SAFECO Corp.                               108,968                      3,778
  Hilton Hotels Corp.                        296,715                      3,771
  Starwood Hotels & Resorts
    Worldwide, Inc.                          157,158                      3,731
  W.W. Grainger, Inc.                         72,057                      3,715
* Noble Corp.                                105,512                      3,709
  EOG Resources, Inc.                         90,975                      3,632
  Constellation Energy Group, Inc.           129,839                      3,612
* Jones Apparel Group, Inc.                  101,500                      3,597
* Office Depot, Inc.                         243,104                      3,588
  First Tennessee National Corp.              98,910                      3,555
  Delphi Corp.                               440,300                      3,544
  Kerr-McGee Corp.                            79,051                      3,502
  Molex, Inc.                                151,500                      3,491
* Harrah's Entertainment, Inc.                87,993                      3,485
  Huntington Bancshares Inc.                 185,621                      3,473
  Xcel Energy, Inc.                          314,236                      3,457
  Leggett & Platt, Inc.                      153,336                      3,441
  Plum Creek Timber Co. Inc. REIT            145,600                      3,436
  Torchmark Corp.                             93,251                      3,406
  Health Management Associates
    Class A                                  187,900                      3,363
  UnumProvident Corp.                        190,312                      3,338
  Sherwin-Williams Co.                       118,014                      3,334
  CenturyTel, Inc.                           112,327                      3,300
* Novellus Systems, Inc.                     117,116                      3,289
  El Paso Corp.                              471,982                      3,285
* Broadcom Corp.                             217,400                      3,274
  MGIC Investment Corp.                       79,133                      3,268
* King Pharmaceuticals, Inc.                 189,600                      3,259
  Georgia Pacific Group                      197,270                      3,188
* BMC Software, Inc.                         185,568                      3,175
  VF Corp.                                    85,585                      3,085
* Edison International                       256,700                      3,042
  Rockwell Automation, Inc.                  146,393                      3,032
  Vulcan Materials Co.                        79,939                      2,998
* Corning, Inc.                              904,600                      2,994
  R.J. Reynolds Tobacco
    Holdings, Inc.                            69,400                      2,922
* Siebel Systems, Inc.                       381,900                      2,857
  Zions Bancorp                               71,542                      2,815
* Jabil Circuit, Inc.                        156,000                      2,796
* JDS Uniphase Corp.                       1,115,541                      2,755
  Darden Restaurants Inc.                    134,700                      2,755
  Black & Decker Corp.                        63,400                      2,719
  Cooper Industries, Inc. Class A             72,758                      2,652
  T. Rowe Price Group Inc.                    96,400                      2,630
* Thermo Electron Corp.                      128,729                      2,590
  Nucor Corp.                                 61,485                      2,539
* Unisys Corp.                               255,503                      2,529
  Liz Claiborne, Inc.                         84,046                      2,492
* Sealed Air Corp.                            66,100                      2,466
  Wendy's International, Inc.                 90,769                      2,457
  Centex Corp.                                48,671                      2,443
  Pinnacle West Capital Corp.                 71,171                      2,426
  The Stanley Works                           69,500                      2,403
* Watson Pharmaceuticals, Inc.                84,052                      2,376
  C.R. Bard, Inc.                             40,800                      2,366
* Tellabs, Inc.                              324,300                      2,358
* Citizens Communications Co.                222,096                      2,343
* American Power Conversion Corp.            154,300                      2,338
  Alberto-Culver Co. Class B                  45,800                      2,308
* Solectron Corp.                            650,071                      2,308
  Pulte Homes, Inc.                           48,091                      2,302
  Stilwell Financial, Inc.                   175,100                      2,289
  Engelhard Corp.                            100,476                      2,246
  Eastman Chemical Co.                        60,818                      2,236
* Phelps Dodge Corp.                          70,209                      2,222
  TECO Energy, Inc.                          138,800                      2,147
* National Semiconductor Corp.               142,361                      2,137
  Bemis Co., Inc.                             41,796                      2,074
* Convergys Corp.                            136,300                      2,065
* Sabre Holdings Corp.                       112,300                      2,034
  CenterPoint Energy Inc.                    239,162                      2,033
  Nordstrom, Inc.                            107,011                      2,030
  Sunoco, Inc.                                59,930                      1,988
  R.R. Donnelley & Sons Co.                   89,566                      1,950
  Temple-Inland Inc.                          42,410                      1,900
* Teradyne, Inc.                             144,705                      1,883
* Sanmina-SCI Corp.                          417,600                      1,875
* NCR Corp.                                   77,053                      1,829
  Fluor Corp.                                 63,500                      1,778
  Adolph Coors Co. Class B                    28,672                      1,756
* CIENA Corp.                                341,269                      1,754
* Advanced Micro Devices, Inc.               271,532                      1,754
  SuperValu Inc.                             105,562                      1,743
  Winn-Dixie Stores, Inc.                    111,300                      1,701
* LSI Logic Corp.                            294,016                      1,696
* Toys R Us, Inc.                            167,908                      1,679
  Rowan Cos., Inc.                            73,926                      1,678
  Goodrich Corp.                              90,937                      1,666
  Pall Corp.                                  97,124                      1,620
  KB HOME                                     37,768                      1,618
* Rational Software Corp.                    154,250                      1,603
  Hasbro, Inc.                               136,831                      1,580
* Allied Waste Industries, Inc.              155,800                      1,558

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
VALUE INDEX FUND                              SHARES                      (000)
--------------------------------------------------------------------------------
  Ashland, Inc.                               53,901          $           1,538
  Bausch & Lomb, Inc.                         42,597                      1,534
  Symbol Technologies, Inc.                  182,300                      1,499
* Comverse Technology, Inc.                  148,300                      1,486
* Providian Financial Corp.                  228,500                      1,483
  Scientific-Atlanta, Inc.                   122,000                      1,447
* Compuware Corp.                            298,735                      1,434
* Manor Care, Inc.                            76,093                      1,416
  Brunswick Corp.                             71,215                      1,414
* Reebok International Ltd.                   47,376                      1,393
* NVIDIA Corp.                               121,000                      1,393
  Dana Corp.                                 117,437                      1,381
* HealthSouth Corp.                          313,402                      1,316
* ADC Telecommunications, Inc.               629,791                      1,316
* AES Corp.                                  429,961                      1,298
  Snap-On Inc.                                46,100                      1,296
* Humana Inc.                                128,262                      1,283
  Autodesk, Inc.                              89,184                      1,275
* Tektronix, Inc.                             68,721                      1,250
  Circuit City Stores, Inc.                  166,074                      1,232
* Big Lots Inc.                               91,766                      1,214
  NICOR Inc.                                  34,763                      1,183
  Delta Air Lines, Inc.                       97,499                      1,180
* Navistar International Corp.                47,808                      1,162
  Boise Cascade Corp.                         46,059                      1,162
* Quintiles Transnational Corp.               93,049                      1,126
  Ryder System, Inc.                          49,318                      1,107
  Williams Cos., Inc.                        408,455                      1,103
  Peoples Energy Corp.                        28,033                      1,084
  CMS Energy Corp.                           113,910                      1,075
  Dillard's Inc.                              66,929                      1,062
  United States Steel Corp.                   80,834                      1,061
  Worthington Industries, Inc.                67,736                      1,032
* TMP Worldwide, Inc.                         87,834                        993
* Calpine Corp.                              298,800                        974
* Novell, Inc.                               288,079                        962
  Great Lakes Chemical Corp.                  39,683                        948
  The Goodyear Tire & Rubber Co.             138,610                        944
  Crane Co.                                   47,058                        938
  Cummins Inc.                                32,813                        923
  Cooper Tire & Rubber Co.                    58,122                        892
* Applied Micro Circuits Corp.               238,800                        881
  PerkinElmer, Inc.                           99,800                        823
* American Greetings Corp. Class A            51,961                        821
* AMR Corp.                                  123,329                        814
* Gateway, Inc.                              256,166                        804
* Andrew Corp.                                77,483                        797
* Thomas & Betts Corp.                        46,048                        778
* Hercules, Inc.                              86,400                        760
  Allegheny Energy, Inc.                      99,305                        751
  Visteon Corp.                              102,800                        715
* Louisiana-Pacific Corp.                     82,603                        666
* Mirant Corp.                               318,493                        602
* Parametric Technology Corp.                206,500                        520
  Allegheny Technologies Inc.                 63,731                        397
* Power-One, Inc.                             63,100                        358
  Dynegy, Inc.                               293,623                        347
* McDermott International, Inc.               50,396                        221
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $3,920,754)                         $       3,171,068
--------------------------------------------------------------------------------
                                                FACE
                                              AMOUNT
                                               (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (0.2%)
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSN.
1.56%, 1/8/2003                                $ 500                        500
REPURCHASE AGREEMENTS
Collateralized by U.S. Government
  Obligations in a Pooled
  Cash Account
  1.21%, 1/2/2003--Note E                      3,843                      3,843
  1.22%, 1/2/2003                                458                        458
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,801)                            4,801
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.2%) (Cost $3,925,555)                          3,175,869
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.2%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                     21,251
Liabilities--Note E                                                     (26,835)
                                                              ------------------
                                                              $          (5,584)
                                                              ------------------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                             $       3,170,285
================================================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
REIT--Real Estate Investment Trust.

--------------------------------------------------------------------------------
                                                                         AMOUNT
                                                                          (000)
-------------------------------------------------------------------------------
AT DECEMBER 31, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                               $       4,472,563
Overdistributed Net Investment Income                                    (5,919)
Accumulated Net Realized Losses                                        (546,673)
Unrealized Depreciation                                                (749,686)
--------------------------------------------------------------------------------
NET ASSETS                                                    $       3,170,285
================================================================================

Investor Shares--Net Assets
Applicable to 149,961,999 outstanding $.001
  par value shares of beneficial interest
    (unlimited authorization)                                 $       2,196,716
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INVESTOR SHARES                   $           14.65
================================================================================

Admiral Shares--Net Assets
Applicable to 32,749,283 outstanding $.001
  par value shares of beneficial interest
    (unlimited authorization)                                 $         479,748
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- ADMIRAL SHARES                    $           14.65
================================================================================

Institutional Shares--Net Assets
Applicable to 33,708,287 outstanding $.001
  par value shares of beneficial interest
    (unlimited authorization)                                 $         493,821
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INSTITUTIONAL SHARES              $           14.65
================================================================================
See Note C in Notes to Financial Statements for the tax-basis components of net assets.

STATEMENT OF OPERATIONS

This Statement shows the types of income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

--------------------------------------------------------------------------------
                                        GROWTH INDEX FUND      VALUE INDEX FUND
                                    --------------------------------------------
                                              YEAR ENDED DECEMBER 31, 2002
                                    --------------------------------------------
                                                (000)                   (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
  Dividends                                 $ 104,060                $ 76,115
  Interest                                        110                      38
  Security Lending                                 25                      67
--------------------------------------------------------------------------------
    Total Income                              104,195                  76,220
--------------------------------------------------------------------------------
EXPENSES
The Vanguard Group--Note B
  Investment Advisory Services                    144                     108
  Management and Administrative
    Investor Shares                            13,838                   5,022
    Admiral Shares                              1,124                     692
    Institutional Shares                          567                     445
  Marketing and Distribution
    Investor Shares                             1,191                     490
    Admiral Shares                                111                      89
    Institutional Shares                          163                     144
  Custodian Fees                                  181                     169
  Auditing Fees                                    12                      12
  Shareholders' Reports and Proxies
    Investor Shares                               750                     171
    Admiral Shares                                  3                       1
    Institutional Shares                           --                      --
  Trustees' Fees and Expenses                      13                       5
--------------------------------------------------------------------------------
    Total Expenses                             18,097                   7,348
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                          86,098                  68,872
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Investment Securities Sold                 (857,791)               (358,077)
  Futures Contracts                              (625)                   (522)
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                     (858,416)               (358,599)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
  Investment Securities                    (1,638,117)               (614,583)
  Futures Contracts                               (67)                    (28)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION)                         (1,638,184)               (614,611)
--------------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS             $(2,410,502)              $(904,338)
================================================================================

--------------------------------------------------------------------------------
                                                TOTAL STOCK MARKET INDEX FUND
                                                 YEAR ENDED DECEMBER 31, 2002
                                                                        (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
  Dividends                                                         $ 367,935
  Interest                                                              2,113
  Security Lending                                                      2,715
--------------------------------------------------------------------------------
    Total Income                                                      372,763
--------------------------------------------------------------------------------
EXPENSES
The Vanguard Group--Note B
  Investment Advisory Services                                            144
  Management and Administrative
    Investor Shares                                                    26,339
    Admiral Shares                                                      5,302
    Institutional Shares                                                2,393
    VIPER Shares                                                        1,686
  Marketing and Distribution
    Investor Shares                                                     2,686
    Admiral Shares                                                        502
    Institutional Shares                                                  815
    VIPER Shares                                                          246
Custodian Fees                                                            598
Auditing Fees                                                              24
Shareholders' Reports and Proxies
    Investor Shares                                                       701
    Admiral Shares                                                         10
    Institutional Shares                                                   --
    VIPER Shares                                                           --
Trustees' Fees and Expenses                                                29
--------------------------------------------------------------------------------
    Total Expenses                                                     41,475
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 331,288
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Investment Securities Sold                                         (144,985)
  Futures Contracts                                                   (23,605)
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                                             (168,590)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
  Investment Securities                                            (5,902,632)
  Futures Contracts                                                    (2,016)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                   (5,904,648)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                                     $(5,741,950)
================================================================================

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.


------------------------------------------------------------------------------------------------------------
                                                  GROWTH INDEX FUND                      VALUE INDEX FUND
                                           ---------------------------------    ----------------------------
                                                                 YEAR ENDED DECEMBER 31,
                                           -----------------------------------------------------------------
                                                 2002                 2001           2002              2001
                                                (000)                (000)          (000)             (000)
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                    $   86,098         $     72,920    $    68,872       $    74,086
  Realized Net Gain (Loss)                   (858,416)            (743,640)      (358,599)         (141,611)
  Change in Unrealized
  Appreciation
    (Depreciation)                         (1,638,184)            (970,623)      (614,611)         (561,460)
------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations             (2,410,502)          (1,641,343)      (904,338)         (628,985)
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
Net Investment Income
  Investor Shares                             (70,060)             (61,410)       (48,530)          (50,708)
  Admiral Shares                               (8,872)              (6,538)       (10,594)           (8,276)
  Institutional Shares                         (8,738)              (7,017)       (12,094)          (16,937)
Realized Capital Gain*
  Investor Shares                                  --                   --             --          (150,948)
  Admiral Shares                                   --                   --             --           (18,646)
  Institutional Shares                             --                   --             --           (48,876)
-----------------------------------------------------------------------------------------------------------
    Total Distributions                       (87,670)             (74,965)       (71,218)         (294,391)
-----------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--NOTE F
  Investor Shares                            (319,751)          (1,240,689)      (143,326)          188,638
  Admiral Shares                               88,780              307,758         34,060           431,125
  Institutional Shares                        (23,525)             101,670       (214,549)           (6,660)
------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) from
    Capital Share Transactions               (254,496)            (831,261)      (323,815)          613,103
------------------------------------------------------------------------------------------------------------
    Total Increase (Decrease)              (2,752,668)          (2,547,569)    (1,299,371)         (310,273)
------------------------------------------------------------------------------------------------------------
Net Assets
  Beginning of Period                      10,271,798           12,819,367      4,469,656         4,779,929
------------------------------------------------------------------------------------------------------------
  End of Period                           $ 7,519,130         $ 10,271,798    $ 3,170,285       $ 4,469,656
============================================================================================================
*  The  Value  Index  Fund's  2001   distributions   include   short-term   gain
distributions totaling $52,164,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

--------------------------------------------------------------------------------
                                                             TOTAL STOCK MARKET
                                                                 INDEX FUND
                                                   -----------------------------
                                                        YEAR ENDED DECEMBER 31,
                                                   -----------------------------
                                                         2002           2001
                                                        (000)          (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                             $ 331,288      $ 267,039
  Realized Net Gain (Loss)                           (168,590)       438,663
  Change in Unrealized Appreciation
    (Depreciation)                                 (5,904,648)    (3,191,743)
--------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
    Resulting from Operations                      (5,741,950)    (2,486,041)
--------------------------------------------------------------------------------
DISTRIBUTIONS
Net Investment Income
  Investor Shares                                    (197,489)      (175,649)
  Admiral Shares                                      (55,661)       (40,172)
  Institutional Shares                                (60,729)       (52,492)
  VIPER Shares                                        (18,616)        (5,316)
Realized Capital Gain
  Investor Shares                                          --             --
  Admiral Shares                                           --             --
  Institutional Shares                                     --             --
  VIPER Shares                                             --             --
--------------------------------------------------------------------------------
    Total Distributions                              (332,495)      (273,629)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--NOTE F
  Investor Shares                                   2,207,858        862,583
  Admiral Shares                                    1,155,128      2,146,409
  Institutional Shares                              1,291,353        474,325
  VIPER Shares                                        409,620      1,132,604
--------------------------------------------------------------------------------
    Net Increase (Decrease) from Capital
    Share Transactions                              5,063,959      4,615,921
--------------------------------------------------------------------------------
    Total Increase (Decrease)                      (1,010,486)     1,856,251
--------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                              25,088,312     23,232,061
--------------------------------------------------------------------------------
  End of Period                                   $24,077,826    $25,088,312
================================================================================

FINANCIAL HIGHLIGHTS

This table summarizes each fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

GROWTH INDEX FUND INVESTOR SHARES
-------------------------------------------------------------------------------------------------------------------------------
                                                                                    YEAR ENDED DECEMBER 31,
                                                             ------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                 2002             2001            2000          1999        1998
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $26.42           $30.57          $39.43        $31.67      $22.53
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                        .222             .181            .126          .207        .230
  Net Realized and Unrealized Gain (Loss) on Investments     (6.465)          (4.144)         (8.861)        8.821       9.244
-------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                         (6.243)          (3.963)         (8.735)        9.028       9.474
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS

  Dividends from Net Investment Income                        (.227)           (.187)          (.125)        (.228)      (.219)
  Distributions from Realized Capital Gains                      --               --              --        (1.040)      (.115)
-------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                       (.227)           (.187)          (.125)       (1.268)      (.334)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $19.95           $26.42          $30.57        $39.43      $31.67
===============================================================================================================================

TOTAL RETURN*                                               -23.68%          -12.93%         -22.21%        28.76%      42.21%
===============================================================================================================================

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)                         $6,094           $8,445         $11,162       $15,232      $6,644
Ratio of Total Expenses to Average Net Assets                 0.23%            0.22%           0.22%         0.22%       0.22%
Ratio of Net Investment Income to Average Net Assets          0.97%            0.67%           0.33%         0.64%       0.92%
Portfolio Turnover Rate                                         23%              31%             33%           33%         29%
===============================================================================================================================
* Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

GROWTH INDEX FUND ADMIRAL SHARES
--------------------------------------------------------------------------------
                                                YEAR ENDED DEC. 31,  NOV. 13* TO
                                               --------------------     DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD     2002        2001         2000
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $26.42      $30.57       $33.12
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                            .237        .194         .024
  Net Realized and Unrealized Gain (Loss)
    on Investments                               (6.465)     (4.144)     (2.536)
--------------------------------------------------------------------------------
    Total from Investment Operations             (6.228)     (3.950)     (2.512)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income            (.242)      (.200)      (.038)
  Distributions from Realized Capital Gains          --          --           --
--------------------------------------------------------------------------------
    Total Distributions (.242) (.200) (.038)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $19.95      $26.42       $30.57
================================================================================
TOTAL RETURN                                    -23.62%     -12.88%       -7.59%
================================================================================
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)               $751        $906         $709
Ratio of Total Expenses to
    Average Net Assets                            0.15%       0.17%      0.17%**
Ratio of Net Investment Income to
    Average Net Assets                            1.05%       0.74%      0.56%**
Portfolio Turnover Rate                             23%         31%          33%
================================================================================
*Inception.
**Annualized.

GROWTH INDEX FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED DECEMBER 31,                  MAY 14* TO
                                                       -----------------------------------------------------------    DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                 2002             2001            2000          1999        1998
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $    26.42        $   30.57      $   39.44      $   31.67   $   26.49
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                        .248             .213            .156          .249        .167
  Net Realized and Unrealized Gain (Loss) on Investments     (6.465)          (4.144)         (8.861)        8.821       5.315
------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                         (6.217)          (3.931)  (8.705)  9.070  5.482
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                        (.253)           (.219)          (.165)        (.260)     (.187)
  Distributions from Realized Capital Gains                      --               --              --        (1.040)     (.115)
------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                       (.253)           (.219)          (.165)       (1.300)     (.302)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $    19.95        $   26.42      $    30.57     $   39.44   $   31.67
==============================================================================================================================

TOTAL RETURN                                                -23.58%          -12.82%         -22.14%        28.91%      20.79%
==============================================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                         $675             $921            $948          $452        $224
  Ratio of Total Expenses to Average Net Assets               0.10%            0.10%           0.12%         0.12%     0.12%**
  Ratio of Net Investment Income to Average Net Assets        1.10%            0.80%           0.44%         0.74%     0.97%**
  Portfolio Turnover Rate                                       23%              31%             33%           33%         29%
==============================================================================================================================
 *Inception.
**Annualized.

VALUE INDEX FUND INVESTOR SHARES
------------------------------------------------------------------------------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                                       -----------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                 2002             2001            2000          1999        1998
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $    18.90        $   22.87      $    22.89     $   22.51   $   20.85
------------------------------------------------------------------------------------------------------------------------------
Investment Operations
  Net Investment Income                                        .303             .309            .355          .355        .366
  Net Realized and Unrealized Gain (Loss) on Investments    (4.238)          (2.986)            .963         2.342       2.647
------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                        (3.935)          (2.677)           1.318         2.697       3.013
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                       (.315)           (.316)          (.358)        (.362)      (.363)
  Distributions from Realized Capital Gains                      --           (.977)          (.980)       (1.955)      (.990)
------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                      (.315)          (1.293)         (1.338)       (2.317)     (1.353)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $    14.65        $   18.90      $    22.87     $   22.89   $   22.51
==============================================================================================================================

TOTAL RETURN*                                               -20.91%          -11.88%           6.08%        12.57%      14.64%
==============================================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                   $    2,197        $   3,018      $    3,450     $   3,378   $   2,421
  Ratio of Total Expenses to Average Net Assets               0.23%            0.22%           0.22%         0.22%       0.22%
  Ratio of Net Investment Income to Average Net Assets        1.80%            1.51%           1.60%         1.59%       1.72%
 Portfolio Turnover Rate                                       26%               38%             37%           41%         33%
==============================================================================================================================
* Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.


VALUE INDEX FUND ADMIRAL SHARES
--------------------------------------------------------------------------------
                                                                     NOV. 13* TO
                                                YEAR ENDED DEC. 31,     DEC. 31,
                                                -------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD       2002      2001        2000
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $18.90    $22.87       $22.86
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                              .315      .318         .045
  Net Realized and Unrealized Gain (Loss)
    on Investments                                (4.238)   (2.986)         .635
--------------------------------------------------------------------------------
    Total from Investment Operations              (3.923)   (2.668)         .680
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income             (.327)    (.325)       (.100)
  Distributions from Realized Capital Gains            --    (.977)       (.570)
--------------------------------------------------------------------------------
    Total Distributions                            (.327)   (1.302)       (.670)
--------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                     $14.65    $18.90       $22.87
================================================================================

TOTAL RETURN                                      -20.85%   -11.83%        3.13%
================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)               $480      $587         $248
  Ratio of Total Expenses to Average Net Assets 0.15% 0.17% 0.17%** Ratio of Net Investment Income to
    Average Net Assets                              1.88%     1.57%      0.19%**
  Portfolio Turnover Rate                             26%       38%          37%
================================================================================
 *Inception.
**Annualized.

VALUE INDEX FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------------------------------------------------------------
                                                                                          YEAR ENDED DECEMBER 31,   JULY 2* TO
                                                         ---------------------------------------------------------    DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                 2002             2001            2000          1999        1998
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $    18.90        $   22.87      $    22.89     $   22.51   $   23.22
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                        .322             .333            .377          .377        .196
  Net Realized and Unrealized Gain (Loss) on Investments    (4.238)           (2.986)           .963         2.342      (.060)
------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                        (3.916)          (2.653)           1.340         2.719        .136
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                       (.334)           (.340)          (.380)        (.384)      (.236)
  Distributions from Realized Capital Gains                      --           (.977)          (.980)       (1.955)      (.610)
------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                      (.334)          (1.317)         (1.360)       (2.339)      (.846)
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                           $    14.65        $   18.90      $    22.87     $   22.89   $   22.51
==============================================================================================================================

TOTAL RETURN                                                -20.81%          -11.77%           6.19%        12.67%       0.69%
==============================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                   $      494        $     865      $    1,082     $     460   $     186
  Ratio of Total Expenses to
    Average Net Assets                                        0.10%            0.10%           0.12%         0.12%     0.12%**
  Ratio of Net Investment Income to
    Average Net Assets                                        1.91%            1.63%           1.70%         1.68%     1.90%**
  Portfolio Turnover Rate                                       26%              38%             37%           41%         33%
==============================================================================================================================
*Inception.
**Annualized.


TOTAL STOCK MARKET INDEX FUND INVESTOR SHARES
------------------------------------------------------------------------------------------------------------------------------
                                                                                     YEAR ENDED DECEMBER 31,
                                                         ---------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                 2002             2001            2000          1999        1998
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $    25.74        $   29.26      $    33.22     $   27.42   $   22.64
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                        .295             .310            .331          .317        .336
  Net Realized and Unrealized Gain (Loss) on Investments    (5.672)          (3.533)         (3.815)         6.133       4.898
------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                        (5.377)          (3.223)         (3.484)         6.450       5.234
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                       (.293)           (.297)          (.336)        (.330)      (.329)
  Distributions from Realized Capital Gains                      --               --          (.140)        (.320)      (.125)
------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                      (.293)           (.297)          (.476)        (.650)      (.454)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $    20.07        $   25.74      $    29.26     $   33.22   $   27.42
==============================================================================================================================

TOTAL RETURN*                                               -20.96%          -10.97%         -10.57%        23.81%      23.26%
==============================================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                   $   14,254        $  15,781      $   16,856     $  18,133   $   9,308
  Ratio of Total Expenses to Average Net Assets               0.20%            0.20%           0.20%         0.20%       0.20%
  Ratio of Net Investment Income to Average Net Assets        1.32%            1.11%           1.04%         1.15%       1.44%
  Portfolio Turnover Rate                                      4%**             7%**              7%            3%          3%
==============================================================================================================================
* Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**  Portfolio  turnover  rates  excluding  in-kind  redemptions  were 2% and 3%, respectively.

TOTAL STOCK MARKET INDEX FUND ADMIRAL SHARES
--------------------------------------------------------------------------------

                                                YEAR ENDED DEC. 31,  NOV. 13* TO
                                                -------------------     DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD       2002      2001         2000
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $25.75    $29.26       $30.22
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                              .296      .332         .049
  Net Realized and Unrealized Gain (Loss)
    on Investments                                (5.672)   (3.533)       (.830)
--------------------------------------------------------------------------------
    Total from Investment Operations              (5.376)   (3.201)       (.781)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income             (.304)    (.309)       (.099)
  Distributions from Realized Capital Gains           --         --       (.080)
--------------------------------------------------------------------------------
    Total Distributions                            (.304)    (.309)       (.179)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $20.07    $25.75       $29.26
================================================================================

TOTAL RETURN                                      -20.95%   -10.89%       -2.55%
================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)             $4,069    $3,894       $2,104
  Ratio of Total Expenses to Average Net Assets 0.15% 0.15% 0.15%** Ratio of Net Investment Income to
    Average Net Assets                              1.39%     1.17%      1.23%**
  Portfolio Turnover Rate                             4%+       7%+           7%
--------------------------------------------------------------------------------
 *Inception.
**Annualized.
+ Portfolio turnover rates excluding in-kind redemptions were 2% and 3%, respectively.


TOTAL STOCK MARKET INDEX FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED DECEMBER 31,
                                                         ---------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                 2002             2001            2000          1999        1998
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $    25.75        $   29.27      $    33.22     $   27.42   $   22.64
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                       .311              .341            .371          .344        .359
  Net Realized and Unrealized Gain (Loss) on Investments    (5.672)          (3.533)         (3.815)         6.133       4.898
------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                        (5.361)          (3.192)         (3.444)         6.477       5.257
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                       (.319)           (.328)          (.366)        (.357)      (.352)
  Distributions from Realized Capital Gains                      --               --          (.140)        (.320)      (.125)
------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                      (.319)           (.328)          (.506)        (.677)      (.477)
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                           $    20.07        $   25.75      $    29.27     $   33.22   $   27.42
==============================================================================================================================

TOTAL RETURN                                                -20.90%          -10.85%         -10.46%        23.93%      23.37%
==============================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                   $    4,466        $   4,217      $    4,272     $   4,006   $   2,445
  Ratio of Total Expenses to Average Net Assets               0.08%            0.08%           0.10%         0.10%       0.10%
  Ratio of Net Investment Income to Average Net Assets        1.45%            1.23%           1.14%         1.26%       1.53%
  Portfolio Turnover Rate                                       4%*              7%*              7%            3%          3%
==============================================================================================================================
*  Portfolio  turnover  rates  excluding  in-kind  redemptions  were  2% and 3%, respectively.

TOTAL STOCK MARKET INDEX FUND VIPER SHARES
--------------------------------------------------------------------------------
                                                       YEAR ENDED    MAY 24* TO
                                                          DEC. 31,      DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD               2002          2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $  105.80     $  118.46
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
   Net Investment Income                                    1.259           .843
  Net Realized and Unrealized Gain (Loss)
    on Investments                                        (23.337)      (12.515)
--------------------------------------------------------------------------------
    Total from Investment Operations                      (22.078)      (11.672)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                      (1.252)       (.988)
  Distributions from Realized Capital Gains                     --            --
--------------------------------------------------------------------------------
    Total Distributions                                    (1.252)        (.988)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $   82.47     $  105.80
================================================================================

TOTAL RETURN                                               -20.94%        -9.82%
================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                   $   1,290     $   1,195
  Ratio of Total Expenses to Average Net Assets              0.15%       0.15%**
  Ratio of Net Investment Income to Average Net Assets       1.38%       1.26%**
 Portfolio Turnover Rate                                       4%+           7%+
================================================================================
*Inception.
**Annualized.
+ Portfolio turnover rates excluding in-kind redemptions were 2% and 3%, respectively.

NOTES TO FINANCIAL STATEMENTS

Vanguard Growth Index, Value Index, and Total Stock Market Index Funds are registered under the Investment Company Act of 1940 as open-end investment companies, or mutual funds. The Growth Index and Value Index Funds each offer three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. The Total Stock Market Index Fund offers four classes of shares:
Investor  Shares,  Admiral  Shares,  Institutional  Shares,  and  VIPER  Shares.
Investor Shares are available to any investor who meets the fund's minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $10 million. VIPER Shares were first issued on May 24, 2001, and first offered to the public on May 31, 2001. VIPER Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

     1. SECURITY VALUATION: Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices are taken from the primary market in which each security trades. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued by methods deemed by the board of trustees to represent fair value.

     2. FUTURES CONTRACTS: The funds use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. A fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. A fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

     Futures contracts based upon the following indexes are used: S&P 500/Barra Growth Index (Growth Index Fund), S&P 500/Barra Value Index (Value Index Fund), S&P 500 Index (Growth Index Fund, Value Index Fund, and Total Stock Market Index
Fund), S&P MidCap 400 Index (Total Stock Market Index Fund), and Russell 2000 Index (Total Stock Market Index Fund).

     Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

     3. REPURCHASE AGREEMENTS: The funds, along with other members of The Vanguard Group, transfer uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal;

however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     4. FEDERAL INCOME TAXES: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

     5. DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date.

     6. OTHER: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

     Each class of shares has equal rights as to assets and earnings, except that each class bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxies. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2002, the funds had contributed capital to Vanguard (included in Other Assets) of:

--------------------------------------------------------------------------------
                     CAPITAL CONTRIBUTION        PERCENTAGE       PERCENTAGE OF
                               TO VANGUARD           OF FUND          VANGUARD'S
INDEX FUND                           (000)        NET ASSETS      CAPITALIZATION
--------------------------------------------------------------------------------
Growth                              $1,510             0.02%               1.51%
Value                                  632             0.02                0.63
Total Stock Market                   4,650             0.02                 4.65
--------------------------------------------------------------------------------

The funds' trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

     During the year ended December 31, 2002, the Total Stock Market Index Fund realized $331,993,000 of net capital gains resulting from in-kind redemptions--in which shareholders exchange fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

     At December 31, 2002, the funds had the following tax-basis amounts available for distribution, and capital losses available to offset future net capital gains:

--------------------------------------------------------------------------------
                            AMOUNT AVAILABLE
                            FOR DISTRIBUTION                  CAPITAL LOSSES
                       ---------------------------   ---------------------------
                       ORDINARY       LONG-TERM               EXPIRATION: FISCAL
                         INCOME    CAPITAL GAIN       AMOUNT      YEAR(S) ENDING
INDEX FUND                (000)           (000)        (000)         DECEMBER 31
--------------------------------------------------------------------------------
Growth                    $ 779              --   $3,153,168           2008-2011
Value                  (1,389)*              --      546,787           2010-2011
Total Stock Market        2,566              --      702,979           2009-2011
--------------------------------------------------------------------------------
* Amount from the fund's December 2002 dividend paid in January 2003 that will be used to reduce required 2003 ordinary income dividends.


     At December 31, 2002, net unrealized depreciation of investment securities for tax purposes was:

--------------------------------------------------------------------------------
                                                       (000)
                             ---------------------------------------------------
                                                                  NET UNREALIZED
                              APPRECIATED        DEPRECIATED        APPRECIATION
INDEX FUND                     SECURITIES         SECURITIES      (DEPRECIATION)
--------------------------------------------------------------------------------
Growth                          $ 926,192       $(1,137,962)         $ (211,770)
Value                             310,112        (1,059,798)           (749,686)
Total Stock Market              1,950,734        (7,370,983)         (5,420,249)
--------------------------------------------------------------------------------

At December 31, 2002, the aggregate settlement value of open futures contracts expiring in March 2003 and the related unrealized depreciation were:

--------------------------------------------------------------------------------
                                                       (000)
                               -------------------------------------------------

                                                   AGGREGATE          UNREALIZED
                                    NUMBER OF     SETTLEMENT        APPRECIATION
INDEX FUND/FUTURES CONTRACTS   LONG CONTRACTS          VALUE      (DEPRECIATION)
--------------------------------------------------------------------------------
Total Stock Market/
  S&P 500 Index                           192        $42,187           $   (643)
  S&P MidCap 400 Index                     64         13,757               (144)
  Russell 2000 Index                       54         10,346               (219)
--------------------------------------------------------------------------------

Unrealized depreciation on open futures contracts is required to be treated as realized loss for tax purposes.

D. During the year ended December 31, 2002, purchases and sales of investment securities other than temporary cash investments were:

--------------------------------------------------------------------------------
                                                       (000)
                                             -----------------------------------
INDEX FUND                                         PURCHASES               SALES
--------------------------------------------------------------------------------
Growth                                       $     1,966,501       $   2,220,149
Value                                                992,094           1,312,012
Total Stock Market                                 6,131,374           1,031,092
--------------------------------------------------------------------------------

E. The market value of securities on loan to broker/dealers at December 31, 2002, and collateral received with respect to such loans were:

--------------------------------------------------------------------------------
                                                            (000)
                                             -----------------------------------
                                                MARKET VALUE                CASH
                                                   OF LOANED          COLLATERAL
INDEX FUND                                        SECURITIES            RECEIVED
--------------------------------------------------------------------------------
Growth                                       $        10,094           $  10,300
Value                                                  2,545               3,843
Total Stock Market                                   145,073             186,502
--------------------------------------------------------------------------------

The funds invest cash collateral received in repurchase agreements, and record a liability for the return of the collateral, during the period the securities are on loan.

F. Capital share transactions for each class of shares were:

--------------------------------------------------------------------------------
                                                YEAR ENDED DECEMBER 31,
                            ----------------------------------------------------
                                         2002                      2001
                            --------------------------      --------------------
                               AMOUNT         SHARES        AMOUNT        SHARES
INDEX FUND                      (000)          (000)        (000)         (000)
--------------------------------------------------------------------------------
GROWTH
Investor Shares
  Issued                  $ 1,155,407         51,026   $ 1,297,952        48,276
  Issued in Lieu of Cash
    Distributions              64,183          3,026        55,282         2,206
  Redeemed                (1,539,341)       (68,271)   (2,593,923)      (95,917)
                          ------------------------------------------------------
    Net Increase (Decrease)
    --Investor Shares       (319,751)       (14,219)   (1,240,689)      (45,435)
                          ------------------------------------------------------
Admiral Shares
  Issued                      334,819         14,388       562,503        20,711
  Issued in Lieu of Cash
    Distributions               7,507            355         5,442           217
  Redeemed                  (253,546)       (11,400)     (260,187)       (9,833)
                          ------------------------------------------------------
    Net Increase (Decrease)
    --Admiral Shares           88,780          3,343       307,758        11,095
                          ------------------------------------------------------
Institutional Shares
  Issued                      296,930         12,916       340,080        12,678
  Issued in Lieu of Cash
    Distributions               8,074            381         6,817           271
  Redeemed                  (328,529)       (14,342)     (245,227)       (9,084)
                          ------------------------------------------------------
    Net Increase (Decrease)
    --Institutional Shares   (23,525)        (1,045)       101,670         3,865
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                YEAR ENDED DECEMBER 31,
                            ----------------------------------------------------
                                         2002                      2001
                            --------------------------      --------------------
                               AMOUNT         SHARES        AMOUNT        SHARES
INDEX FUND                      (000)          (000)        (000)         (000)
--------------------------------------------------------------------------------
VALUE
Investor Shares
  Issued                  $   603,011         36,010    $  997,719        48,090
  Issued in Lieu of Cash
    Distributions              44,772          2,868       185,541         9,384
  Redeemed                  (791,109)       (48,545)     (994,622)      (48,686)
                          ------------------------------------------------------
    Net Increase (Decrease)
    --Investor Shares       (143,326)        (9,667)       188,638         8,788
                          ------------------------------------------------------
Admiral Shares
  Issued                      308,314         18,151       520,851        24,773
  Issued in Lieu of Cash
    Distributions               8,803            564        23,065         1,178
  Redeemed                  (283,057)       (16,995)     (112,791)       (5,777)
                          ------------------------------------------------------
    Net Increase (Decrease)
    --Admiral Shares           34,060          1,720       431,125        20,174

Institutional Shares
  Issued                      213,528         12,571       277,438        13,003
  Issued in Lieu of Cash
    Distributions              10,995            701        60,419         3,049
  Redeemed                  (439,072)       (25,343)     (344,517)      (17,571)
                          ------------------------------------------------------
    Net Increase (Decrease)
    --Institutional Shares  (214,549)       (12,071)       (6,660)       (1,519)
                          ------------------------------------------------------
TOTAL STOCK MARKET
Investor Shares
  Issued                  $ 4,425,830        197,493   $ 4,605,530       177,162
  Issued in Lieu of Cash
    Distributions             186,853          8,717       164,750         6,682
  Redeemed                (2,404,825)      (108,975)   (3,907,697)     (146,839)
                          ------------------------------------------------------
    Net Increase (Decrease)
    --Investor Shares       2,207,858         97,235       862,583        37,005
                          ------------------------------------------------------
Admiral Shares
  Issued                    1,958,681         88,190     2,603,765        97,238
  Issued in Lieu of Cash
    Distributions              46,963          2,198        34,147         1,388
  Redeemed                  (850,516)       (38,902)     (491,503)      (19,283)
                          ------------------------------------------------------
    Net Increase (Decrease)
    --Admiral Shares        1,155,128         51,486     2,146,409        79,343
                          ------------------------------------------------------
Institutional Shares
  Issued                    1,925,666         87,123     1,987,793        74,471
  Issued in Lieu of Cash
    Distributions              50,565          2,361        44,317         1,792
  Redeemed                  (684,878)       (30,787)   (1,557,785)      (58,434)
                          ------------------------------------------------------
    Net Increase (Decrease)
    --Institutional Shares  1,291,353         58,697       474,325        17,829
                          ------------------------------------------------------
VIPER Shares
  Issued                      774,929          8,336     1,132,586        11,299
  Issued in Lieu of Cash
    Distributions                 357              4            18            --
  Redeemed                  (365,666)        (4,000)            --            --
                          ------------------------------------------------------
    Net Increase (Decrease)
    --VIPER Shares            409,620          4,340     1,132,604        11,299
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of Vanguard U.S. Stock Index Funds:

In our opinion, the statements of net assets appearing herein and in the insert to this annual report and the accompanying related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Growth Index Fund, Value Index Fund, and Total Stock Market Index Fund (separate funds of Vanguard U.S. Stock Index Funds, hereafter referred to as the "Funds") at December 31, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
PHILADELPHIA, PENNSYLVANIA

JANUARY 30, 2003


--------------------------------------------------------------------------------
SPECIAL 2002 TAX INFORMATION
  (UNAUDITED)   FOR  VANGUARD   U.S.   STOCK  INDEX  FUNDS (LARGE-CAPITALIZATION
   PORTFOLIOS)

This information for the fiscal year ended December 31, 2002, is included pursuant to provisions of the Internal Revenue Code.

     For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

--------------------------------------------------------------------------------
Index Fund                                                       Percentage
--------------------------------------------------------------------------------
Growth                                                                 100%
Value                                                                  100
Total Stock Market                                                     100
--------------------------------------------------------------------------------

[graphic]
THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.
     A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.
     Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the

NAME                     POSITION(S) HELD WITH FUND
(YEAR OF BIRTH)          (NUMBER OF VANGUARD FUNDS
TRUSTEE/OFFICER SINCE    OVERSEEN BY TRUSTEE/OFFICER)        PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
JOHN J. BRENNAN*         Chairman of the Board,              Chairman of the Board, Chief Executive Officer, and Director/Trustee
(1954)                   Chief Executive Officer,            of The Vanguard Group, Inc., and of each of the investment companies
May 1987                 and Trustee                         served by The Vanguard Group.
                         (109)
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees
CHARLES D. ELLIS         Trustee                             The Partners of '63 (pro bono ventures in education); Senior Adviser
(1937)                   (109)                               to Greenwich Associates (international business strategy consulting);
January 2001                                                 Successor Trustee of Yale University; Overseer of the Stern School of
                                                             Business at New York University; Trustee of the Whitehead Institute
                                                             for Biomedical Research.
------------------------------------------------------------------------------------------------------------------------------------
RAJIV L. GUPTA           Trustee                             Chairman and Chief Executive Officer (since October 1999), Vice
(1945)                   (87)                                Chairman (January-September 1999), and Vice President (prior to
                                                             December 2001 September 1999) of Rohm and Haas Co.(chemicals); Director of Technitrol, Inc. (electronic components), and Agere Systems
                                                             (communications components); Board Member of the American Chemistry
                                                             Council; Trustee of Drexel University.
------------------------------------------------------------------------------------------------------------------------------------
JOANN HEFFERNAN HEISEN   Trustee                             Vice President, Chief Information Officer, and Member of the Executive
(1950)                   (109)                               Committee of Johnson & Johnson (pharmaceuticals/consumer products);
                                                             July 1998 Director of the Medical Center at Princeton and Women's
                                                             Research and Education Institute.


BURTON G. MALKIEL        Trustee                             Chemical Bank Chairman's Professor of Economics, Princeton University;
(1932)                   (107)                               Director of Vanguard Investment Series plc (Irish investment fund)
                                                             (since May 1977 November 2001), Vanguard Group (Ireland) Limited (Irish
                                                             investment management firm) (since November 2001), Prudential Insurance
                                                             Co. of America, BKF Capital (investment management), The Jeffrey Co.
                                                             (holding company), and NeuVis, Inc. (software company).
------------------------------------------------------------------------------------------------------------------------------------
ALFRED M. RANKIN, Jr.    Trustee                             Chairman, President, Chief Executive Officer, and Director of NACCO
(1941)                   (109)                               Industries, Inc. (forklift trucks/housewares/lignite); Director of
                                                             Goodrich January 1993 Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (a supplier for the automotive industry) until 1998.
------------------------------------------------------------------------------------------------------------------------------------
J. LAWRENCE WILSON       Trustee                             Retired Chairman and Chief Executive Officer of Rohm and Haas Co.
(1936)                   (109)                               (chemicals); Director of Cummins Inc. (diesel engines), The Mead
                                                             April 1985 Corp. (paper products), and AmerisourceBergen Corp.
                                                             (pharmaceutical distribution); Trustee of Vanderbilt University.
------------------------------------------------------------------------------------------------------------------------------------

activities of the funds. Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

     Each trustee serves a fund until its termination; or until the trustee's retirement, resignation, or death; or otherwise as specified in the fund's organizational documents. Any trustee may be removed at a shareholders' meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

------------------------------------------------------------------------------------------------------------------------------------
NAME                       POSITION(S) HELD WITH FUND
(YEAR OF BIRTH)            (NUMBER OF VANGUARD FUNDS       PRINCIPAL OCCUPATION(S)
TRUSTEE/OFFICER  SINCE     OVERSEEN BY TRUSTEE/OFFICER)    DURING THE PAST FIVE YEARS

EXECUTIVE OFFICERS*
R. GREGORY BARTON          Secretary                       Managing Director and General Counsel of The Vanguard Group, Inc.
(1951)                     (109)                           (since September 1997); Secretary of The Vanguard Group and of
                                                           June 2001 each of the investment companies served by The Vanguard Group;
                                                           Principal of The Vanguard Group (prior to September 1997).


THOMAS J. HIGGINS          Treasurer                       Principal of The Vanguard Group, Inc.; Treasurer of each of the
(1957)                     (109)                           investment companies served by The Vanguard Group.
July 1998

------------------------------------------------------------------------------------------------------------------------------------
* Officers of the funds are  "interested  persons" as defined in the  Investment
Company Act of 1940.

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.

VANGUARD SENIOR MANAGEMENT TEAM
Mortimer J. Buckley, Information Technology.    F. William McNabb, III, Institutional Investor Group.
James H. Gately, Direct Investor Services.      Michael S. Miller, Planning and Development.
Kathleen C. Gubanich, Human Resources.          Ralph K. Packard, Finance.
Ian A. MacKinnon, Fixed Income Group.           George U. Sauter, Quantitative Equity Group.

--------------------------------------------------------------------------------
John C. Bogle, Founder; Chairman and Chief Executive Officer, 1974-1996.
--------------------------------------------------------------------------------

Vanguard, The Vanguard Group, Vanguard.com, Admiral, VIPER, VIPERs and the ship logo are trademarks of The Vanguard Group, Inc.

S&P(R), Standard & Poors's 500, and 500 are trademarks of the McGraw-Hill Companies, Inc., Inc. and have been lincensed for use by The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the funds.

All other marks are the exclusive property of their respective owners.

[SHIP LOGO]
The Vanguard Group(R)
Post Office Box 2600
Valley Forge, PA 19482-2600

ABOUT OUR COVER

The photographs of the sails and ship that appear on the cover of this report are copyrighted by Michael Kahn.

FOR MORE INFORMATION

This report is intended for the fund's shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.
     To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the fund or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through VANGUARD.COM(R). Prospectuses may also be viewed online.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

WORLD WIDE WEB
www.vanguard.com

FUND INFORMATION
1-800-662-7447

DIRECT INVESTOR ACCOUNT SERVICES
1-800-662-2739

INSTITUTIONAL INVESTOR SERVICES
1-800-523-1036

TEXT TELEPHONE
1-800-952-3335

(C)2002 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

Q850 022003

VANGUARD(R)U.S. STOCK INDEX FUNDS              ANNUAL REPORT * DECEMBER 31, 2002

TOTAL STOCK MARKET INDEX FUND

STATEMENT OF NET ASSETS

The Statement of Net Assets should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, Notes to Financial Statements, and Report of Independent Accountants, all of which appear in the accompanying report.

     This Statement provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. Common stocks are listed in descending market-value order. Temporary cash investments and other assets are added to, and liabilities are subtracted from, the value of Total Common Stocks to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

     At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

--------------------------------------------------------------------------------
                                                                         MARKET
TOTAL STOCK MARKET                                                       VALUE*
INDEX FUND                                    SHARES                      (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.7%)(1)
--------------------------------------------------------------------------------
* Microsoft Corp.                         12,643,357            $       653,662
  General Electric Co.                    23,532,425                    573,015
  ExxonMobil Corp.                        15,912,661                    555,988
  Wal-Mart Stores, Inc.                   10,438,200                    527,233
  Pfizer, Inc.                            14,572,389                    445,478
  Citigroup, Inc.                         12,146,325                    427,429
  Johnson & Johnson                        7,024,939                    377,309
  American International
    Group, Inc.                            6,168,914                    356,872
  International Business
    Machines Corp.                         3,996,762                    309,749
  Merck & Co., Inc.                        5,310,349                    300,619
  Procter & Gamble Co.                     3,072,662                    264,065
  The Coca-Cola Co.                        5,862,691                    256,903
  Verizon Communications                   6,469,590                    250,697
  Bank of America Corp.                    3,539,448                    246,239
  Intel Corp.                             15,666,881                    243,933
* Berkshire Hathaway Inc.
    Class A                                    3,346                    243,422
* Cisco Systems, Inc.                     17,086,161                    223,829
  SBC Communications Inc.                  7,851,672                    212,859
  Philip Morris Cos., Inc.                 4,892,001                    198,273
  Wells Fargo & Co.                        4,000,997                    187,527
  PepsiCo, Inc.                            4,084,173                    172,434
  Eli Lilly & Co.                          2,656,646                    168,697
  ChevronTexaco Corp.                      2,525,995                    167,928
* Viacom Inc. Class B                      4,100,219                    167,125
  United Parcel Service, Inc.              2,639,536                    166,502
* Dell Computer Corp.                      6,124,578                    163,771
  Fannie Mae                               2,353,059                    151,372
  Abbott Laboratories                      3,695,179                    147,807
* Amgen, Inc.                              3,043,554                    147,125
  AOL Time Warner Inc.                    10,571,060                    138,481
* Oracle Corp.                            12,634,539                    136,453
  Home Depot, Inc.                         5,499,991                    131,780
  Medtronic, Inc.                          2,885,384                    131,574
  Pharmacia Corp.                          3,057,550                    127,806
  Hewlett-Packard Co.                      7,216,176                    125,273
  Wyeth                                    3,134,998                    117,249
  Wachovia Corp.                           3,216,924                    117,225
  3M Co.                                     922,803                    113,782
  BellSouth Corp.                          4,389,026                    113,544
  J.P. Morgan Chase & Co.                  4,721,407                    113,314
* Comcast Corp. Class A                    4,803,151                    113,210
  American Express Co.                     3,108,199                    109,875
  Bristol-Myers Squibb Co.                 4,580,779                    106,045
  Morgan Stanley                           2,567,326                    102,488
  Bank One Corp.                           2,753,822                    100,652
  E.I. du Pont de Nemours & Co.            2,349,394                     99,614

--------------------------------------------------------------------------------
                                                                         MARKET
TOTAL STOCK MARKET                                                       VALUE*
INDEX FUND                                    SHARES                      (000)
--------------------------------------------------------------------------------
  Anheuser-Busch Cos., Inc.                2,023,336            $        97,929
  Freddie Mac                              1,645,302                     97,155
  U.S. Bancorp                             4,529,981                     96,126
  Fifth Third Bancorp                      1,366,433                     80,005
  The Walt Disney Co.                      4,829,364                     78,767
  Merrill Lynch & Co., Inc.                2,044,344                     77,583
  ConocoPhillips                           1,600,594                     77,453
  Washington Mutual, Inc.                  2,238,733                     77,303
  Schering-Plough Corp.                    3,468,344                     76,997
  The Goldman Sachs Group, Inc.            1,127,627                     76,791
  Gillette Co.                             2,494,829                     75,743
  Walgreen Co.                             2,423,722                     70,748
  United Technologies Corp.                1,117,932                     69,245
  Lowe's Cos., Inc.                        1,845,571                     69,209
* QUALCOMM Inc.                            1,856,653                     67,564
  Colgate-Palmolive Co.                    1,271,012                     66,639
  The Boeing Co.                           1,985,354                     65,497
  Target Corp.                             2,148,186                     64,446
  Dow Chemical Co.                         2,154,660                     63,993
  First Data Corp.                         1,778,445                     62,975
  Lockheed Martin Corp.                    1,078,613                     62,290
  Allstate Corp.                           1,662,416                     61,493
  Texas Instruments, Inc.                  4,093,573                     61,445
  FleetBoston Financial Corp.              2,482,118                     60,315
  Cardinal Health, Inc.                    1,016,565                     60,170
  UnitedHealth Group Inc.                    720,006                     60,121
  Marsh & McLennan Cos., Inc.              1,270,086                     58,691
  Kimberly-Clark Corp.                     1,216,427                     57,744
  Schlumberger Ltd.                        1,367,272                     57,548
  MBNA Corp.                               3,021,495                     57,469
  Automatic Data Processing, Inc.          1,416,299                     55,590
* Clear Channel Communications, Inc.       1,449,073                     54,036
* Applied Materials, Inc.                  3,897,241                     50,781
  Emerson Electric Co.                       995,815                     50,637
  HCA Inc.                                 1,213,259                     50,350
* Liberty Media Corp.                      5,614,972                     50,198
* eBay Inc.                                  730,144                     49,518
  General Motors Corp.                     1,325,410                     48,855
  McDonald's Corp.                         3,001,764                     48,268
  Southern Co.                             1,687,005                     47,894
  AT&T Corp.                               1,821,905                     47,570
  Motorola, Inc.                           5,441,356                     47,068
  Illinois Tool Works, Inc.                  724,545                     46,994
  Honeywell International Inc.             1,941,397                     46,594
  Sysco Corp.                              1,552,818                     46,258
  Alcoa Inc.                               1,995,932                     45,467
  Gannett Co., Inc.                          632,070                     45,383
  Metropolitan Life Insurance Co.          1,655,596                     44,767
* Kohl's Corp.                               797,391                     44,614
  Prudential Financial, Inc.               1,336,834                     42,431
* Forest Laboratories, Inc.                  427,740                     42,013
  BB&T Corp.                               1,132,486                     41,891
  Northrop Grumman Corp.                     429,725                     41,683
  Sara Lee Corp.                           1,843,916                     41,507
  Duke Energy Corp.                        2,108,462                     41,199
  The Bank of New York Co., Inc.           1,717,631                     41,154
* Boston Scientific Corp.                    964,216                     40,998
  General Mills, Inc.                        870,065                     40,850
  Ford Motor Co.                           4,339,733                     40,360
  Exelon Corp.                               763,820                     40,307
  Dominion Resources, Inc.                   725,852                     39,849
* Cox Communications, Inc. Class A         1,401,262                     39,796
  International Paper Co.                  1,134,375                     39,669
  National City Corp.                      1,447,018                     39,533
  Baxter International, Inc.               1,406,025                     39,369
  FedEx Corp.                                705,191                     38,235
  SunTrust Banks, Inc.                       670,863                     38,186
  General Dynamics Corp.                     475,230                     37,719
  SLM Corp.                                  363,100                     37,712
  ALLTEL Corp.                               735,600                     37,516
  Caterpillar, Inc.                          813,766                     37,205
  AFLAC Inc.                               1,220,755                     36,769
* AT&T Wireless Services Inc.              6,406,402                     36,196
  Union Pacific Corp.                        599,022                     35,863
* Travelers Property Casualty
    Corp. Class B                          2,373,544                     34,772
  Charles Schwab Corp.                     3,177,477                     34,476
  Carnival Corp.                           1,381,735                     34,474
  Kellogg Co.                                965,511                     33,088
  Harley-Davidson, Inc.                      715,298                     33,047
  Waste Management, Inc.                   1,439,509                     32,994
  Tribune Co.                                719,346                     32,701
  The Gap, Inc.                            2,090,335                     32,442
* EMC Corp.                                5,202,160                     31,941
  ConAgra Foods, Inc.                      1,270,044                     31,764
  Stryker Corp.                              467,530                     31,381
  Household International, Inc.            1,119,866                     31,143
  Sprint Corp.                             2,115,474                     30,632
* Costco Wholesale Corp.                   1,077,853                     30,245
  Avon Products, Inc.                        556,300                     29,968
  Lehman Brothers Holdings, Inc.             561,508                     29,923
  State Street Corp.                         767,049                     29,915
  Raytheon Co.                               959,210                     29,496
  Wm. Wrigley Jr. Co.                        532,924                     29,247
  Omnicom Group Inc.                         444,575                     28,720
* The Kroger Co.                           1,828,577                     28,252
  Anadarko Petroleum Corp.                   588,000                     28,165
  PNC Financial Services Group               671,380                     28,131
  NIKE, Inc. Class B                         627,102                     27,887
  The McGraw-Hill Cos., Inc.                 458,302                     27,700
  Newmont Mining Corp.
    (Holding Company)                        949,523                     27,565

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
                                              SHARES                      (000)
--------------------------------------------------------------------------------
  The Hartford Financial
    Services Group Inc.                      603,468            $        27,416
  H.J. Heinz Co.                             830,306                     27,292
  Mellon Financial Corp.                   1,019,142                     26,610
* NEXTEL Communications, Inc.              2,275,626                     26,283
  Golden West Financial Corp.                362,892                     26,059
  FPL Group, Inc.                            431,668                     25,956
  Deere & Co.                                563,401                     25,832
  Kraft Foods Inc.                           662,148                     25,777
* Cendant Corp.                            2,451,100                     25,688
  Progressive Corp. of Ohio                  515,075                     25,563
  Baker Hughes, Inc.                         793,880                     25,555
  Weyerhaeuser Co.                           517,698                     25,476
  Southwest Airlines Co.                   1,831,461                     25,457
  Occidental Petroleum Corp.                 891,197                     25,355
  KeyCorp                                  1,004,832                     25,261
* WellPoint Health Networks Inc.
    Class A                                  351,799                     25,034
  Maxim Integrated Products, Inc.            756,501                     24,995
  Paychex, Inc.                              889,394                     24,814
  Masco Corp.                              1,163,526                     24,492
  TJX Cos., Inc.                           1,249,161                     24,384
* Safeway, Inc.                            1,043,182                     24,369
  Equity Office Properties
     Trust REIT                              972,547                     24,294
  Progress Energy, Inc.                      560,113                     24,281
* General Motors Corp. Class H             2,265,865                     24,245
  Eastman Kodak Co.                          690,018                     24,178
  The Principal Financial
    Group, Inc.                              796,697                     24,004
  Entergy Corp.                              525,085                     23,939
* Bed Bath & Beyond, Inc.                    691,399                     23,874
  Danaher Corp.                              360,497                     23,685
  Burlington Northern
    Santa Fe Corp.                           892,681                     23,219
  FirstEnergy Corp.                          703,430                     23,192
  CVS Corp.                                  928,621                     23,188
* Intuit, Inc.                               493,140                     23,138
  Coca-Cola Enterprises, Inc.              1,060,728                     23,039
  Air Products & Chemicals, Inc.             537,348                     22,972
* Sun Microsystems, Inc.                   7,379,299                     22,950
* Yahoo! Inc.                              1,397,614                     22,851
  Campbell Soup Co.                          969,290                     22,749
* Guidant Corp.                              722,981                     22,304
  Praxair, Inc.                              381,894                     22,062
  American Electric Power Co., Inc.          801,348                     21,901
  Hershey Foods Corp.                        321,730                     21,697
  Consolidated Edison Inc.                   504,716                     21,612
* Fox Entertainment Group, Inc.
    Class A                                  833,470                     21,612
  The Clorox Co.                             518,493                     21,388
  The Chubb Corp.                            404,617                     21,121
* Anthem, Inc.                               334,509                     21,041
  Franklin Resources Corp.                   613,327                     20,902
* USA Interactive                            908,985                     20,834
  Electronic Data Systems Corp.            1,126,644                     20,764
* Analog Devices, Inc.                       864,884                     20,645
  SouthTrust Corp.                           820,264                     20,384
* Staples, Inc.                            1,111,804                     20,346
  Burlington Resources, Inc.                 476,209                     20,310
  PPG Industries, Inc.                       400,770                     20,099
* Qwest Communications
    International Inc.                     4,015,257                     20,076
  Albertson's, Inc.                          901,262                     20,062
* Agilent Technologies, Inc.               1,103,694                     19,822
  Mattel, Inc.                             1,033,068                     19,783
  Loews Corp.                                438,542                     19,498
  Apache Corp.                               340,333                     19,396
  Halliburton Co.                          1,032,021                     19,309
  Newell Rubbermaid, Inc.                    631,864                     19,164
* Zimmer Holdings, Inc.                      460,468                     19,119
  John Hancock Financial
    Services, Inc.                           681,382                     19,011
  Linear Technology Corp.                    738,642                     18,998
  Archer-Daniels-Midland Co.               1,529,460                     18,965
* Concord EFS, Inc.                        1,203,112                     18,937
* Tenet Healthcare Corp.                   1,151,536                     18,885
* Starbucks Corp.                            918,264                     18,714
  Unocal Corp.                               609,912                     18,651
  McKesson Corp.                             688,522                     18,611
  Becton, Dickinson & Co.                    604,986                     18,567
  Marriott International, Inc.
    Class A                                  563,057                     18,508
  Cintas Corp.                               401,981                     18,391
  Norfolk Southern Corp.                     919,169                     18,374
* Best Buy Co., Inc.                         760,369                     18,363
  DTE Energy Co.                             395,193                     18,337
  Northern Trust Corp.                       522,472                     18,313
  Computer Associates
    International, Inc.                    1,355,723                     18,302
  Pitney Bowes, Inc.                         559,436                     18,271
  St. Paul Cos., Inc.                        535,159                     18,222
* Apollo Group, Inc. Class A                 412,575                     18,153
* Lexmark International, Inc.                297,873                     18,021
  Comerica, Inc.                             413,175                     17,866
  Sears, Roebuck & Co.                       745,703                     17,860
  Allergan, Inc.                             306,112                     17,638
  Biomet, Inc.                               614,342                     17,607
  Transocean Inc.                            752,500                     17,458
  Regions Financial Corp.                    523,036                     17,448
* Genentech, Inc.                            521,811                     17,303
* Berkshire Hathaway Inc. Class B              7,122                     17,257
  M & T Bank Corp.                           217,335                     17,246
  Limited Brands, Inc.                     1,236,531                     17,225

--------------------------------------------------------------------------------
                                                                         MARKET
TOTAL STOCK MARKET                                                       VALUE*
INDEX FUND                                    SHARES                      (000)
--------------------------------------------------------------------------------
  Ingersoll-Rand Co.                         398,983            $        17,180
  H & R Block, Inc.                          426,103                     17,129
  The Pepsi Bottling Group, Inc.             663,678                     17,057
* Amazon.com, Inc.                           902,186                     17,042
  Devon Energy Corp.                         370,510                     17,006
  Rohm & Haas Co.                            522,918                     16,984
* Yum! Brands, Inc.                          698,897                     16,927
  Public Service Enterprise
    Group, Inc.                              526,069                     16,887
  Johnson Controls, Inc.                     209,730                     16,814
* Chiron Corp.                               444,931                     16,729
* St. Jude Medical, Inc.                     419,947                     16,680
* Electronic Arts Inc.                       334,141                     16,630
  Washington Post Co. Class B                 22,493                     16,600
* Affiliated Computer Services, Inc.
    Class A                                  312,622                     16,460
* Xilinx, Inc.                               797,253                     16,423
  Fortune Brands, Inc.                       353,048                     16,420
* AutoZone Inc.                              232,120                     16,399
  New York Times Co. Class A                 358,169                     16,379
  AmSouth Bancorp                            840,569                     16,139
* MedImmune Inc.                             593,287                     16,120
  Avery Dennison Corp.                       258,987                     15,819
* Gilead Sciences, Inc.                      465,183                     15,816
* KLA-Tencor Corp.                           445,640                     15,762
  Equity Residential REIT                    640,598                     15,746
  Marathon Oil Corp.                         738,678                     15,726
* SunGard Data Systems, Inc.                 666,881                     15,712
  May Department Stores Co.                  681,670                     15,665
  Capital One Financial Corp.                524,127                     15,577
* International Game Technology              205,006                     15,564
  Countrywide Financial Corp.                298,879                     15,437
  Charter One Financial, Inc.                535,374                     15,381
* Fiserv, Inc.                               452,520                     15,363
* Veritas Software Corp.                     973,425                     15,205
  Ameren Corp.                               365,024                     15,174
  Ecolab, Inc.                               305,494                     15,122
  Simon Property Group, Inc. REIT            443,744                     15,118
  MBIA, Inc.                                 343,249                     15,055
* Genzyme Corp.-General Division             506,477                     14,977
* Comcast Corp.-Special Class A              654,930                     14,795
  Moody's Corp.                              357,390                     14,757
  Aetna Inc.                                 355,969                     14,637
  E.W. Scripps Co. Class A                   189,095                     14,551
  J.C. Penney Co., Inc.
    (Holding Company)                        630,843                     14,516
  Cincinnati Financial Corp.                 381,915                     14,341
  CSX Corp.                                  503,815                     14,263
  TXU Corp.                                  762,811                     14,249
  Marshall & Ilsley Corp.                    517,292                     14,163
* Biogen, Inc.                               352,521                     14,122
  Ambac Financial Group, Inc.                250,588                     14,093
  UnionBanCal Corp.                          358,277                     14,070
* Xerox Corp.                              1,739,901                     14,006
* Computer Sciences Corp.                    406,033                     13,988
  Textron, Inc.                              325,187                     13,980
  Dover Corp.                                478,763                     13,961
* Micron Technology, Inc.                  1,430,873                     13,937
  Adobe Systems, Inc.                        559,857                     13,885
* Symantec Corp.                             342,160                     13,861
  Aon Corp.                                  733,425                     13,854
  Synovus Financial Corp.                    710,450                     13,783
  Bear Stearns Co., Inc.                     229,806                     13,650
  AmerisourceBergen Corp.                    250,464                     13,603
  CIGNA Corp.                                329,677                     13,556
* PeopleSoft, Inc.                           740,249                     13,547
* CNA Financial Corp.                        528,889                     13,540
  PPL Corp.                                  389,505                     13,508
* Federated Department
    Stores, Inc.                             468,958                     13,487
  Cinergy Corp.                              398,084                     13,423
  GlobalSantaFe Corp.                        550,473                     13,388
  UST, Inc.                                  399,532                     13,356
  Lincoln National Corp.                     422,567                     13,345
* PG&E Corp.                                 958,786                     13,327
* Univision Communications Inc.              541,269                     13,261
  Union Planters Corp.                       469,438                     13,210
  ITT Industries, Inc.                       217,176                     13,180
* Quest Diagnostics, Inc.                    231,426                     13,168
  Eaton Corp.                                166,827                     13,031
  Jefferson-Pilot Corp.                      339,373                     12,934
  North Fork Bancorp, Inc.                   381,918                     12,886
  Parker Hannifin Corp.                      279,222                     12,881
  Interpublic Group of Cos., Inc.            912,501                     12,848
  Family Dollar Stores, Inc.                 409,018                     12,765
* EchoStar Communications Corp.
    Class A                                  573,159                     12,759
  Genuine Parts Co.                          413,076                     12,723
  PACCAR, Inc.                               274,198                     12,649
  Knight Ridder                              194,801                     12,321
* Weatherford International Ltd.             307,782                     12,290
* American Standard Cos., Inc.               171,665                     12,212
* Apple Computer, Inc.                       848,770                     12,163
  Kinder Morgan, Inc.                        287,256                     12,142
* MGM Mirage, Inc.                           367,288                     12,109
* Nabors Industries, Inc.                    341,218                     12,035
* IDEC Pharmaceuticals Corp.                 361,990                     12,007
* BJ Services Co.                            370,308                     11,965
  Monsanto Co.                               619,659                     11,928
  KeySpan Corp.                              336,161                     11,846
  Microchip Technology, Inc.                 480,307                     11,744
  MeadWestvaco Corp.                         473,068                     11,690
  Amerada Hess Corp.                         210,991                     11,615
  National Commerce Financial Corp.          485,408                     11,577

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
                                              SHARES                      (000)
--------------------------------------------------------------------------------
* Weight Watchers
    International, Inc.                      251,176            $        11,547
  NiSource, Inc.                             576,839                     11,537
  Sempra Energy                              484,598                     11,461
  SAFECO Corp.                               326,943                     11,335
  Hilton Hotels Corp.                        888,162                     11,289
  Starwood Hotels &
    Resorts Worldwide, Inc.                  471,873                     11,202
  W.W. Grainger, Inc.                        216,719                     11,172
* Altera Corp.                               904,632                     11,163
* BEA Systems, Inc.                          971,698                     11,145
* Noble Corp.                                316,233                     11,116
  EOG Resources, Inc.                        273,232                     10,907
  Constellation Energy Group, Inc.           389,598                     10,839
* Jones Apparel Group, Inc.                  304,476                     10,791
* Office Depot, Inc.                         729,710                     10,771
  American Water Works Co., Inc.             236,743                     10,767
  First Tennessee National Corp.             296,968                     10,673
  Delphi Corp.                             1,322,346                     10,645
  IMS Health, Inc.                           664,368                     10,630
  Brown-Forman Corp. Class B                 162,212                     10,602
  ProLogis REIT                              421,472                     10,600
  Popular, Inc.                              313,277                     10,589
  Kerr-McGee Corp.                           237,588                     10,525
  Molex, Inc.                                454,667                     10,476
  Green Point Financial Corp.                231,383                     10,454
* Harrah's Entertainment, Inc.               263,830                     10,448
  Huntington Bancshares Inc.                 557,992                     10,440
* Novellus Systems, Inc.                     370,784                     10,412
  ENSCO International, Inc.                  352,299                     10,375
  Xcel Energy, Inc.                          942,951                     10,372
* Sprint PCS                               2,363,995                     10,354
  Leggett & Platt, Inc.                      460,341                     10,330
  Plum Creek Timber Co. Inc. REIT            437,534                     10,326
* Lucent Technologies, Inc.                8,126,238                     10,239
  Torchmark Corp.                            280,078                     10,231
  Mylan Laboratories, Inc.                   292,384                     10,204
  Health Management
    Associates Class A                       564,071                     10,097
  Archstone-Smith Trust REIT                 428,121                     10,078
  Rockwell Collins, Inc.                     433,152                     10,075
* DST Systems, Inc.                          282,896                     10,057
* L-3 Communications Holdings, Inc.          223,678                     10,045
  UnumProvident Corp.                        571,150                     10,018
  Sherwin-Williams Co.                       354,497                     10,015
  CenturyTel, Inc.                           337,332                      9,911
  El Paso Corp.                            1,420,362                      9,886
  MGIC Investment Corp.                      238,448                      9,848
* Caremark Rx, Inc.                          604,748                      9,827
* Broadcom Corp.                             652,419                      9,825
* King Pharmaceuticals, Inc.                 569,570                      9,791
* BMC Software, Inc.                         561,405                      9,606
  Georgia Pacific Group                      593,128                      9,585
  Vornado Realty Trust REIT                  256,715                      9,550
  Compass Bancshares Inc.                    303,205                      9,481
  Dollar General Corp.                       788,665                      9,425
* Westwood One, Inc.                         250,984                      9,377
  Tyson Foods, Inc.                          834,359                      9,362
  Valero Energy Corp.                        252,017                      9,310
* AutoNation, Inc.                           739,758                      9,291
  Murphy Oil Corp.                           216,728                      9,287
  CIT Group Inc.                             473,756                      9,286
  VF Corp.                                   257,042                      9,266
* Cablevision Systems-
    NY Group Class A                         551,075                      9,225
* Edison International                       772,173                      9,150
  Rockwell Automation, Inc.                  438,807                      9,088
  Vulcan Materials Co.                       240,423                      9,016
* Corning, Inc.                            2,717,644                      8,995
  Public Storage, Inc. REIT                  278,330                      8,993
* Mohawk Industries, Inc.                    156,972                      8,940
* Smurfit-Stone Container Corp.              578,417                      8,902
* Express Scripts Inc.                       184,250                      8,851
  R.J. Reynolds Tobacco
    Holdings, Inc.                           209,017                      8,802
* CDW Computer Centers, Inc.                 198,708                      8,713
  Applied Biosystems Group-
    Applera Corp.                            495,629                      8,693
  Sovereign Bancorp, Inc.                    617,730                      8,679
* Siebel Systems, Inc.                     1,145,920                      8,571
  Hudson City Bancorp, Inc.                  455,190                      8,480
  Dow Jones & Co., Inc.                      195,872                      8,468
  Zions Bancorp                              215,007                      8,460
  Whirlpool Corp.                            161,349                      8,426
* Jabil Circuit, Inc.                        468,457                      8,395
  Sigma-Aldrich Corp.                        171,016                      8,328
  Ocean Energy, Inc.                         416,930                      8,326
  Boston Properties, Inc. REIT               225,856                      8,325
  Apartment Investment &
    Management Co. Class A REIT              221,499                      8,302
  Darden Restaurants Inc.                    404,253                      8,267
* Synopsys, Inc.                             178,917                      8,257
  Transatlantic Holdings, Inc.               123,751                      8,254
  Radian Group, Inc.                         221,422                      8,226
  Tiffany & Co.                              343,759                      8,219
* Pactiv Corp.                               374,707                      8,191
  Black & Decker Corp.                       190,531                      8,172
  Duke Realty Corp. REIT                     319,688                      8,136
* Republic Services, Inc. Class A            387,537                      8,131
* Laboratory Corp. of
    America Holdings                         349,600                      8,125
  Scana Corp.                                261,918                      8,109
  Expeditors International
    of Washington, Inc.                      246,144                      8,037

--------------------------------------------------------------------------------
                                                                         MARKET
TOTAL STOCK MARKET                                                       VALUE*
INDEX FUND                                    SHARES                      (000)
--------------------------------------------------------------------------------
* JDS Uniphase Corp.                       3,245,390            $         8,016
* Dean Foods Co.                             215,876                      8,009
  Old Republic International Corp.           285,376                      7,991
* Network Appliance, Inc.                    797,926                      7,979
* Varian Medical Systems, Inc.               160,772                      7,974
  Cooper Industries, Inc. Class A            218,461                      7,963
  ServiceMaster Co.                          714,455                      7,930
* ChoicePoint Inc.                           200,661                      7,924
  Lennar Corp.                               153,473                      7,919
* Lincare Holdings, Inc.                     250,274                      7,914
  Banknorth Group, Inc.                      349,710                      7,903
  T. Rowe Price Group Inc.                   289,451                      7,896
* Smith International, Inc.                  240,636                      7,850
  International Flavors &
    Fragrances, Inc.                         223,143                      7,832
  Ross Stores, Inc.                          184,317                      7,813
  Estee Lauder Cos. Class A                  295,946                      7,813
  Equifax, Inc.                              336,796                      7,793
* Thermo Electron Corp.                      387,000                      7,786
* Health Net Inc.                            293,241                      7,742
  General Growth Properties
    Inc. REIT                                147,997                      7,696
  McCormick & Co., Inc.                      331,004                      7,679
* Metro-Goldwyn-Mayer Inc.                   590,162                      7,672
  TCF Financial Corp.                        175,336                      7,660
  Hormel Foods Corp.                         328,050                      7,653
  Nucor Corp.                                185,190                      7,648
* QLogic Corp.                               221,149                      7,632
* Unisys Corp.                               767,982                      7,603
  Royal Caribbean Cruises, Ltd.              455,192                      7,602
  Kimco Realty Corp. REIT                    247,474                      7,583
  Energy East Corp.                          342,344                      7,562
* Oxford Health Plans, Inc.                  207,037                      7,546
  Pepco Holdings, Inc.                       387,014                      7,504
* Cadence Design Systems, Inc.               635,919                      7,497
  Liz Claiborne, Inc.                        252,647                      7,491
  RadioShack Corp.                           398,958                      7,476
* Williams-Sonoma, Inc.                      274,388                      7,450
  Legg Mason Inc.                            153,254                      7,439
* Brinker International, Inc.                230,337                      7,428
  Fidelity National Financial, Inc.          225,969                      7,419
  XTO Energy, Inc.                           299,492                      7,397
  Wendy's International, Inc.                273,068                      7,392
* Sealed Air Corp.                           198,166                      7,392
  New York Community
    Bancorp, Inc.                            253,488                      7,321
   Centex Corp.                              145,760                      7,317
  Pinnacle West Capital Corp.                213,946                      7,293
  The Stanley Works                          208,771                      7,219
  Hibernia Corp. Class A                     373,005                      7,184
* Whole Foods Market, Inc.                   135,962                      7,169
* SPX Corp.                                  190,900                      7,149
* Watson Pharmaceuticals, Inc.               252,736                      7,145
  C.R. Bard, Inc.                            122,292                      7,093
* Tellabs, Inc.                              974,372                      7,084
* Patterson Dental Co.                       161,379                      7,059
  Hillenbrand Industries, Inc.               145,950                      7,051
* Citizens Communications Co.                667,499                      7,042
* American Power
    Conversion Corp.                         464,800                      7,042
  Diebold, Inc.                              170,537                      7,030
* Pioneer Natural Resources Co.              276,741                      6,988
* Solectron Corp.                          1,953,340                      6,934
  Pulte Homes, Inc.                          144,779                      6,931
  Alberto-Culver Co. Class B                 137,425                      6,926
* Coach, Inc.                                209,934                      6,911
  Commerce Bancorp, Inc.                     159,658                      6,896
  DENTSPLY International Inc.                185,301                      6,893
  Wisconsin Energy Corp.                     273,351                      6,888
  Stilwell Financial, Inc.                   526,318                      6,879
  Ball Corp.                                 134,305                      6,875
  SEI Corp.                                  251,633                      6,839
  Federated Investors, Inc.                  269,136                      6,828
* Lamar Advertising Co. Class A              201,106                      6,767
* Barr Laboratories, Inc.                    103,860                      6,760
  Engelhard Corp.                            302,278                      6,756
  Diamond Offshore Drilling, Inc.            308,251                      6,735
  Eastman Chemical Co.                       183,084                      6,732
  Fastenal Co.                               179,703                      6,719
* Waters Corp.                               305,932                      6,663
* Phelps Dodge Corp.                         210,297                      6,656
* Iron Mountain, Inc.                        201,229                      6,643
* Dollar Tree Stores, Inc.                   270,022                      6,634
* Robert Half International, Inc.            411,175                      6,624
  Telephone & Data Systems, Inc.             139,177                      6,544
  Rouse Co. REIT                             205,696                      6,521
  iStar Financial Inc. REIT                  231,640                      6,498
* Universal Health Services Class B          143,610                      6,477
* Pixar, Inc.                                121,696                      6,449
  The PMI Group Inc.                         214,064                      6,430
  TECO Energy, Inc.                          415,382                      6,426
* National Semiconductor Corp.               427,971                      6,424
  White Mountains Insurance
    Group Inc.                                19,857                      6,414
* Cooper Cameron Corp.                       128,581                      6,406
* Cephalon, Inc.                             130,855                      6,368
  Avalonbay Communities, Inc. REIT           162,347                      6,354
  First Virginia Banks, Inc.                 169,821                      6,322
* Network Associates, Inc.                   392,039                      6,308
  Mercantile Bankshares Corp.                163,048                      6,292
  Total System Services, Inc.                466,022                      6,291
  Commerce Bancshares, Inc.                  159,199                      6,255
  C.H. Robinson Worldwide, Inc.              199,886                      6,236
  Bemis Co., Inc.                            125,615                      6,234

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
                                              SHARES                      (000)
--------------------------------------------------------------------------------
* Convergys Corp.                            410,717            $         6,222
  Outback Steakhouse                         179,529                      6,183
  Deluxe Corp.                               146,175                      6,154
  A.G. Edwards & Sons, Inc.                  186,551                      6,149
  The McClatchy Co. Class A                  108,356                      6,147
* Sabre Holdings Corp.                       338,480                      6,130
  Arthur J. Gallagher & Co.                  208,399                      6,123
  CenterPoint Energy Inc.                    719,135                      6,113
* The Dun & Bradstreet Corp.                 176,302                      6,081
  Nordstrom, Inc.                            320,339                      6,077
* WebMD Corp.                                703,862                      6,018
  D. R. Horton, Inc.                         346,498                      6,012
  Associated Banc-Corp                       176,845                      6,002
* Energizer Holdings, Inc.                   214,751                      5,992
  Sunoco, Inc.                               180,570                      5,991
* Juniper Networks, Inc.                     880,001                      5,984
* Park Place Entertainment Corp.             710,814                      5,971
* Mercury Interactive Corp.                  199,859                      5,926
  Dreyer's Grand Ice Cream, Inc.              82,700                      5,868
  R.R. Donnelley & Sons Co.                  268,558                      5,847
* First Health Group Corp.                   239,924                      5,842
  Manpower Inc.                              181,460                      5,789
  Liberty Property Trust REIT                181,045                      5,783
* NVR, Inc.                                   17,717                      5,767
* Freeport-McMoRan Copper &
    Gold, Inc. Class B                       342,735                      5,751
  Temple-Inland Inc.                         127,604                      5,718
* Gentex Corp.                               179,916                      5,693
  Belo Corp. Class A                         266,865                      5,690
  Valley National Bancorp                    215,284                      5,677
  Bunge Ltd.                                 234,944                      5,653
* Patterson-UTI Energy, Inc.                 187,268                      5,650
* Alliant Techsystems, Inc.                   90,557                      5,646
* Teradyne, Inc.                             432,982                      5,633
  Astoria Financial Corp.                    207,428                      5,632
* Sanmina-SCI Corp.                        1,249,200                      5,609
* PETsMART, Inc.                             326,853                      5,599
* IVAX Corp.                                 461,231                      5,595
  NSTAR                                      125,920                      5,590
  John Nuveen Co. Class A                    220,302                      5,585
* Host Marriott Corp. REIT                   628,818                      5,565
* Entercom Communications Corp.              118,186                      5,545
  Neuberger Berman Inc.                      165,365                      5,538
  Allied Capital Corp.                       252,704                      5,517
  Bowater Inc.                               130,791                      5,487
* NCR Corp.                                  231,005                      5,484
  Erie Indemnity Co. Class A                 150,918                      5,472
  The St. Joe Co.                            181,410                      5,442
  AMB Property Corp. REIT                    198,519                      5,431
* Millennium Pharmaceuticals, Inc.           682,275                      5,417
* Storage Technology Corp.                   252,314                      5,405
  Pogo Producing Co.                         144,958                      5,400
  Questar Corp.                              193,752                      5,390
  Health Care Properties
    Investors REIT                           140,057                      5,364
  Lafarge North America Inc.                 162,832                      5,349
  Fluor Corp.                                190,301                      5,328
  Omnicare, Inc.                             223,501                      5,326
  Fair, Isaac & Co. Inc.                     124,539                      5,318
* Hispanic Broadcasting Corp.                258,600                      5,314
  Brown & Brown, Inc.                        164,164                      5,306
* Triad Hospitals, Inc.                      177,572                      5,297
* Apogent Technologies Inc.                  254,122                      5,286
  Adolph Coors Co. Class B                    86,194                      5,279
* Ameritrade Holding Corp.                   931,093                      5,270
* Hearst-Argyle Television Inc.              218,399                      5,266
  Maytag Corp.                               184,626                      5,262
  Valspar Corp.                              118,962                      5,256
* Advanced Micro Devices, Inc.               813,201                      5,253
* CIENA Corp.                              1,020,760                      5,247
  Sonoco Products Co.                        228,670                      5,243
  SuperValu Inc.                             317,490                      5,242
  Wesco Financial Corp.                       16,883                      5,233
  W.R. Berkley Corp.                         131,824                      5,222
  Hospitality Properties Trust REIT          147,983                      5,209
  City National Corp.                        118,363                      5,207
  Equitable Resources, Inc.                  148,422                      5,201
* PanAmSat Corp.                             354,786                      5,194
* Lear Corp.                                 155,557                      5,177
  American National Insurance Co.             62,638                      5,138
* Smithfield Foods, Inc.                     258,734                      5,133
  Noble Energy, Inc.                         135,703                      5,096
* Ticketmaster Class B                       240,111                      5,095
* U.S. Cellular Corp.                        203,630                      5,095
* LSI Logic Corp.                            882,529                      5,092
  Capitol Federal Financial                  176,772                      5,091
* Constellation Brands, Inc. Class A         214,584                      5,088
  Winn-Dixie Stores, Inc.                    332,900                      5,087
* Owens-Illinois, Inc.                       348,553                      5,082
* Ceridian Corp.                             351,300                      5,066
* Toys R Us, Inc.                            504,258                      5,043
  Bank of Hawaii Corp.                       165,778                      5,038
  Rowan Cos., Inc.                           221,711                      5,033
* Citrix Systems, Inc.                       408,083                      5,028
  Goodrich Corp.                             272,470                      4,992
* Mandalay Resort Group                      162,969                      4,988
* Michaels Stores, Inc.                      159,350                      4,988
  KB HOME                                    116,143                      4,977
  Wilmington Trust Corp.                     155,752                      4,934
* Level 3 Communications, Inc.             1,001,167                      4,906
  Leucadia National Corp.                    131,087                      4,891
  Northeast Utilities                        321,778                      4,881
  Doral Financial Corp.                      170,308                      4,871
  Meredith Corp.                             118,039                      4,853

--------------------------------------------------------------------------------
                                                                         MARKET
TOTAL STOCK MARKET                                                       VALUE*
INDEX FUND                                    SHARES                      (000)
--------------------------------------------------------------------------------
  Pall Corp.                                 290,740            $         4,850
  Puget Energy, Inc.                         219,640                      4,843
* Newfield Exploration Co.                   134,300                      4,842
  Mercury General Corp.                      128,630                      4,834
  PepsiAmericas, Inc.                        358,692                      4,817
* Community Health Systems, Inc.             233,885                      4,816
* Rational Software Corp.                    463,111                      4,812
  Lyondell Chemical Co.                      379,842                      4,801
* AdvancePCS                                 215,400                      4,784
* Markel Corp.                                23,279                      4,784
* Pride International, Inc.                  319,355                      4,758
* Abercrombie & Fitch Co.                    232,356                      4,754
  Hasbro, Inc.                               409,519                      4,730
* Allied Waste Industries, Inc.              471,758                      4,718
  International Speedway Corp.               126,507                      4,717
* Henry Schein, Inc.                         104,654                      4,709
  Unitrin, Inc.                              161,003                      4,705
  J.M. Smucker Co.                           117,473                      4,677
  Viad Corp.                                 209,153                      4,675
  Eaton Vance Corp.                          164,809                      4,656
  Hubbell Inc. Class B                       132,475                      4,655
  Student Loan Corp.                          47,506                      4,646
  Allete, Inc.                               203,189                      4,608
* Intersil Corp.                             330,475                      4,607
  Ashland, Inc.                              161,448                      4,606
* Jacobs Engineering Group Inc.              129,294                      4,603
  Dial Corp.                                 225,942                      4,602
  Bausch & Lomb, Inc.                        127,662                      4,596
  DPL Inc.                                   299,274                      4,591
  Harman International
    Industries, Inc.                          76,754                      4,567
  Weingarten Realty
    Investors REIT                           123,570                      4,555
* BISYS Group, Inc.                          285,400                      4,538
* Packaging Corp. of America                 247,882                      4,521
* VeriSign, Inc.                             563,679                      4,521
  Symbol Technologies, Inc.                  548,194                      4,506
  Protective Life Corp.                      163,214                      4,492
  Regency Centers Corp. REIT                 138,578                      4,490
  Tidewater Inc.                             144,195                      4,484
* Comverse Technology, Inc.                  446,082                      4,470
* 99 Cents Only Stores                       165,877                      4,455
* Providian Financial Corp.                  683,546                      4,436
* Krispy Kreme Doughnuts, Inc.               131,140                      4,429
* Accredo Health, Inc.                       125,373                      4,419
* SICOR, Inc.                                278,517                      4,414
* Ingram Micro, Inc. Class A                 356,398                      4,402
  New Plan Excel Realty Trust REIT           230,336                      4,397
  MDU Resources Group, Inc.                  170,290                      4,395
* CarMax, Inc.                               244,216                      4,367
* Career Education Corp.                     108,988                      4,360
* The Cheesecake Factory                     120,509                      4,356
  Dole Food Co.                              133,701                      4,356
  Beckman Coulter, Inc.                      147,477                      4,354
  Scientific-Atlanta, Inc.                   366,001                      4,341
  FirstMerit Corp.                           200,240                      4,337
* Compuware Corp.                            894,531                      4,294
* Manor Care, Inc.                           229,623                      4,273
  Fulton Financial Corp.                     241,707                      4,269
  Crescent Real Estate, Inc. REIT            256,020                      4,260
* BOK Financial Corp.                        131,435                      4,257
  Brunswick Corp.                            213,449                      4,239
* Vishay Intertechnology, Inc.               378,762                      4,235
  Investors Financial Services Corp.         153,662                      4,209
* National-Oilwell, Inc.                     192,022                      4,194
* NVIDIA Corp.                               364,025                      4,190
  Reynolds & Reynolds Class A                164,401                      4,187
* Columbia Sportswear Co.                     94,153                      4,182
  RPM International, Inc.                    273,647                      4,181
* Reebok International Ltd.                  142,151                      4,179
  Sky Financial Group, Inc.                  209,727                      4,176
* E*TRADE Group, Inc.                        858,440                      4,172
  Dana Corp.                                 353,244                      4,154
* Rent-A-Center, Inc.                         83,160                      4,154
  Harris Corp.                               157,802                      4,150
  Pier 1 Imports Inc.                        219,154                      4,149
* Coventry Health Care Inc.                  142,565                      4,139
  United Dominion Realty
    Trust REIT                               252,873                      4,137
  Mack-Cali Realty Corp. REIT                136,452                      4,134
* Advance Auto Parts, Inc.                    84,400                      4,127
* Charles River Laboratories, Inc.           106,897                      4,113
* Catellus Development Corp.                 206,969                      4,108
* JetBlue Airways Corp.                      151,264                      4,084
  AVX Corp.                                  412,580                      4,043
* 3Com Corp.                                 873,234                      4,043
  Harte-Hanks, Inc.                          216,386                      4,040
  Pentair, Inc.                              116,862                      4,038
* Celgene Corp.                              187,124                      4,018
* Swift Transportation Co., Inc.             200,642                      4,016
* STERIS Corp.                               165,294                      4,008
  Teleflex Inc.                               93,118                      3,994
* Varco International, Inc.                  229,464                      3,993
  Cullen/Frost Bankers, Inc.                 121,656                      3,978
* Saks Inc.                                  338,458                      3,973
  HON Industries, Inc.                       140,334                      3,969
* Certegy, Inc.                              161,548                      3,966
* Humana Inc.                                395,341                      3,953
* ADC Telecommunications, Inc.             1,890,270                      3,951
* HealthSouth Corp.                          940,381                      3,950
* AGCO Corp.                                 178,679                      3,949
  National Fuel Gas Co.                      189,998                      3,939
* National Instruments Corp.                 121,223                      3,939
  Clayton Homes Inc.                         323,236                      3,937

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
                                              SHARES                      (000)
--------------------------------------------------------------------------------
* Del Monte Foods Co.                        510,951            $         3,934
  Forest City Enterprise Class A             117,686                      3,925
* Fisher Scientific International Inc.       130,254                      3,918
* Corinthian Colleges, Inc.                  103,314                      3,911
* Millipore Corp.                            114,823                      3,904
  CNF Inc.                                   117,076                      3,892
  Snap-On Inc.                               138,362                      3,889
* AES Corp.                                1,287,694                      3,889
  Webster Financial Corp.                    111,668                      3,886
  Cabot Corp.                                146,282                      3,882
* Getty Images, Inc.                         126,855                      3,875
* Invitrogen Corp.                           123,692                      3,870
* Pharmaceutical Product
    Development, Inc.                        131,891                      3,860
* Amphenol Corp.                             101,030                      3,839
  Autodesk, Inc.                             267,656                      3,827
  Hawaiian Electric Industries Inc.           86,890                      3,821
  Nationwide Financial
    Services, Inc.                           133,361                      3,821
* Chico's FAS, Inc.                          201,202                      3,805
  First American Corp.                       171,232                      3,801
* Overture Services, Inc.                    139,093                      3,799
  American Financial Group, Inc.             164,144                      3,787
  Annaly Mortgage
    Management Inc. REIT                     201,403                      3,786
* GTECH Holdings Corp.                       135,538                      3,776
  Donaldson Co., Inc.                        104,703                      3,769
  Tootsie Roll Industries, Inc.              122,749                      3,766
  Talbots Inc.                               136,760                      3,765
  Waddell & Reed Financial, Inc.             191,360                      3,764
* LaBranche & Co. Inc.                       141,242                      3,763
  Washington Federal Inc.                    150,932                      3,751
* Tektronix, Inc.                            206,051                      3,748
  Lubrizol Corp.                             121,908                      3,718
  Circuit City Stores, Inc.                  500,339                      3,713
* Aramark Corp. Class B                      157,954                      3,712
  Great Plains Energy, Inc.                  161,801                      3,702
  Vectren Corp.                              160,359                      3,688
  CBRL Group, Inc.                           122,238                      3,683
* Mid Atlantic Medical Services, Inc.        113,469                      3,676
* Valassis Communications, Inc.              124,898                      3,676
  People's Bank                              146,064                      3,672
* DaVita, Inc.                               148,414                      3,661
  HCC Insurance Holdings, Inc.               148,480                      3,653
* Navistar International Corp.               150,070                      3,648
  Peabody Energy Corp.                       124,679                      3,644
  The Macerich Co. REIT                      118,418                      3,641
* Edwards Lifesciences Corp.                 142,892                      3,639
* Big Lots Inc.                              275,082                      3,639
* Performance Food Group Co.                 106,973                      3,633
* Renal Care Group, Inc.                     114,677                      3,628
* Emulex Corp.                               194,923                      3,616
  BancorpSouth, Inc.                         185,947                      3,611
  Alliant Energy Corp.                       217,828                      3,605
* Tech Data Corp.                            133,534                      3,600
* Zebra Technologies Corp. Class A            62,818                      3,599
* Scios, Inc.                                110,414                      3,597
  Martin Marietta Materials, Inc.            116,266                      3,565
  Roslyn Bancorp, Inc.                       197,593                      3,563
  NICOR Inc.                                 104,124                      3,543
  Lee Enterprises, Inc.                      105,685                      3,543
  Delta Air Lines, Inc.                      292,159                      3,535
  John Wiley & Sons Class A                  146,770                      3,524
* Foot Locker, Inc.                          334,769                      3,515
* MEMC Electronic Materials, Inc.            463,633                      3,510
  Reader's Digest Association, Inc.          232,166                      3,506
  Trustmark Corp.                            147,241                      3,494
  Boise Cascade Corp.                        138,428                      3,491
  Colonial BancGroup, Inc.                   292,576                      3,490
* Covance, Inc.                              141,599                      3,482
* Medicis Pharmaceutical Corp.                70,100                      3,482
  Old National Bancorp                       143,014                      3,475
* Scotts Co.                                  70,615                      3,463
* ICOS Corp.                                 147,146                      3,445
  Independence Community
    Bank Corp.                               135,265                      3,433
  StanCorp Financial Group, Inc.              69,847                      3,412
* Quintiles Transnational Corp.              280,780                      3,397
  Lancaster Colony Corp.                      86,878                      3,395
  Raymond James Financial, Inc.              114,681                      3,392
  Developers Diversified Realty
    Corp. REIT                               154,187                      3,391
* Toll Brothers, Inc.                        166,800                      3,369
  BRE Properties Inc. Class A REIT           107,486                      3,354
* Grant Prideco, Inc.                        287,768                      3,350
* Kinder Morgan Management, LLC              106,018                      3,349
* Scholastic Corp.                            92,960                      3,342
  Trizec Properties, Inc. REIT               355,716                      3,340
  Williams Cos., Inc.                      1,233,825                      3,331
* Advanced Fibre
    Communications, Inc.                     199,705                      3,331
* SanDisk Corp.                              163,920                      3,328
  Arden Realty Group, Inc. REIT              150,191                      3,327
* Expedia Inc.                                49,656                      3,323
* Neurocrine Biosciences, Inc.                72,780                      3,323
  Hudson United Bancorp                      106,686                      3,318
  Ryder System, Inc.                         147,613                      3,312
  Philadelphia Suburban Corp.                160,612                      3,309
  Helmerich & Payne, Inc.                    118,493                      3,307
  Media General, Inc. Class A                 55,121                      3,305
* Glamis Gold, Ltd.                          291,000                      3,300
  OGE Energy Corp.                           187,035                      3,292
* Extended Stay America, Inc.                222,852                      3,287
  La-Z-Boy Inc.                              136,965                      3,284

--------------------------------------------------------------------------------
                                                                         MARKET
TOTAL STOCK MARKET                                                       VALUE*
INDEX FUND                                    SHARES                      (000)
--------------------------------------------------------------------------------
  Chelsea Property Group REIT                 98,322            $         3,275
  Herman Miller, Inc.                        177,524                      3,266
  AGL Resources Inc.                         134,311                      3,264
* Acxiom Corp.                               212,119                      3,262
  Peoples Energy Corp.                        84,298                      3,258
  Park National Corp.                         32,973                      3,258
  Werner Enterprises, Inc.                   151,000                      3,251
  CMS Energy Corp.                           342,379                      3,232
  Graco, Inc.                                112,639                      3,227
  BorgWarner, Inc.                            63,964                      3,225
  CONSOL Energy, Inc.                        186,535                      3,223
* LAM Research Corp.                         297,548                      3,214
* J.D. Edwards & Co.                         284,836                      3,213
  Westamerica Bancorporation                  79,756                      3,205
* Meridian Gold Co.                          181,556                      3,201
  Dillard's Inc.                             201,567                      3,197
  United States Steel Corp.                  243,306                      3,192
* Furniture Brands International Inc.        133,723                      3,189
* O'Reilly Automotive, Inc.                  126,079                      3,189
  Polaris Industries, Inc.                    54,322                      3,183
  Reinsurance Group of
    America, Inc.                            117,486                      3,181
* FMC Technologies Inc.                      155,575                      3,178
  Whitney Holdings Corp.                      94,973                      3,165
* Affymetrix, Inc.                           138,155                      3,162
  CarrAmerica Realty Corp. REIT              125,905                      3,154
* Education Management Corp.                  83,703                      3,147
  CenterPoint Properties Corp. REIT           54,976                      3,142
* Gemstar-TV Guide
    International, Inc.                      965,576                      3,138
  Staten Island Bancorp, Inc.                155,662                      3,135
* Amylin Pharmaceuticals, Inc.               193,771                      3,127
  Worthington Industries, Inc.               204,400                      3,115
* Timberland Co.                              87,381                      3,112
  Camden Property Trust REIT                  94,131                      3,106
* BearingPoint, Inc.                         449,143                      3,099
  Ethan Allen Interiors, Inc.                 90,113                      3,097
* Forest Oil Corp.                           111,763                      3,090
* TIBCO Software Inc.                        499,865                      3,089
* Borders Group, Inc.                        191,741                      3,087
* Avnet, Inc.                                284,493                      3,081
  Chesapeake Energy Corp.                    396,787                      3,071
  Harsco Corp.                                96,083                      3,064
* BJ's Wholesale Club, Inc.                  166,874                      3,054
  Applebee's International, Inc.             131,460                      3,049
* Arrow Electronics, Inc.                    238,230                      3,047
* Alleghany Corp.                             17,152                      3,044
  Ametek Aerospace Products Inc.              78,857                      3,035
* Sybase, Inc.                               226,267                      3,032
  Carlisle Co., Inc.                          73,097                      3,025
* Crown Cork & Seal Co., Inc.                380,307                      3,023
  Precision Castparts Corp.                  124,168                      3,011
  Provident Financial Group, Inc.            115,489                      3,006
* Rite Aid Corp.                           1,226,970                      3,006
* CheckFree Corp.                            187,256                      2,996
  First Midwest Bancorp, Inc.                112,138                      2,995
* TMP Worldwide, Inc.                        264,668                      2,993
  Mills Corp. REIT                           102,023                      2,993
* Fairchild Semiconductor Corp.              278,815                      2,986
* Interactive Data Corp.                     216,912                      2,983
  Rayonier Inc.                               65,679                      2,972
* Agere Systems Inc. Class A               2,057,328                      2,963
  Blyth, Inc.                                110,491                      2,957
  International Bancshares Corp.              74,860                      2,953
* Western Digital Corp.                      461,645                      2,950
* Imation Corp.                               84,073                      2,949
* Airgas, Inc.                               170,478                      2,941
* Cytyc Corp.                                288,231                      2,940
  WPS Resources Corp.                         75,665                      2,937
* RF Micro Devices, Inc.                     400,621                      2,937
* Calpine Corp.                              900,128                      2,934
* Integrated Circuit Systems, Inc.           160,635                      2,932
  United Bankshares, Inc.                    100,578                      2,923
* ADTRAN Inc.                                 88,800                      2,922
  Healthcare Realty Trust Inc. REIT           99,814                      2,920
  Hilb, Rogal and Hamilton Co.                71,250                      2,914
  Pan Pacific Retail Properties,
    Inc. REIT                                 79,700                      2,911
* Maxtor Corp.                               575,121                      2,910
* Apria Healthcare Group Inc.                130,743                      2,908
  Realty Income Corp. REIT                    83,066                      2,907
  IMC Global Inc.                            272,425                      2,907
  Western Gas Resources, Inc.                 78,847                      2,906
* Novell, Inc.                               869,515                      2,904
* Stericycle, Inc.                            89,646                      2,903
* Barnes & Noble, Inc.                       160,169                      2,894
  Church & Dwight, Inc.                       94,898                      2,888
* Vertex Pharmaceuticals, Inc.               182,126                      2,887
  Federal Realty Investment
    Trust REIT                               102,627                      2,886
  Commerce Group, Inc.                        76,759                      2,878
  Kennametal, Inc.                            83,473                      2,878
  Florida Rock Industries, Inc.               75,373                      2,868
  The Timken Co.                             149,781                      2,861
  Cousins Properties, Inc. REIT              115,621                      2,856
  F.N.B. Corp.                               103,553                      2,851
  Great Lakes Chemical Corp.                 119,037                      2,843
  The Goodyear Tire & Rubber Co.             416,829                      2,839
* The Corporate Executive
    Board Co.                                 88,729                      2,832
* Premcor, Inc.                              127,400                      2,832
  CBL & Associates Properties,
    Inc. REIT                                 70,685                      2,831
  Albemarle Corp.                             99,414                      2,828

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
                                              SHARES                      (000)
--------------------------------------------------------------------------------
* Cree, Inc.                                 172,388            $         2,819
* Techne Corp.                                98,504                      2,814
  Crane Co.                                  141,139                      2,813
  Highwood Properties, Inc. REIT             127,179                      2,811
* International Rectifier Corp.              152,198                      2,810
* Skyworks Solutions, Inc.                   325,645                      2,807
* AmeriCredit Corp.                          362,553                      2,806
* LifePoint Hospitals, Inc.                   93,643                      2,803
  Global Payments Inc.                        87,521                      2,802
* American Axle &
    Manufacturing Holdings, Inc.             118,842                      2,783
  Cummins Inc.                                98,662                      2,775
* Perot Systems Corp.                        258,707                      2,773
* Payless ShoeSource, Inc.                    53,862                      2,772
  Piedmont Natural Gas, Inc.                  78,387                      2,771
* CTI Molecular Imaging, Inc.                112,296                      2,769
* NBTY, Inc.                                 157,321                      2,766
  ONEOK, Inc.                                143,920                      2,763
  WGL Holdings Inc.                          115,343                      2,759
  UGI Corp. Holding Co.                       73,670                      2,755
* DeVry, Inc.                                165,741                      2,753
* J.B. Hunt Transport Services, Inc.          93,588                      2,742
* Key Energy Services, Inc.                  305,609                      2,741
* The Chicago Mercantile Exchange             62,700                      2,737
* IDEXX Laboratories Corp.                    82,063                      2,733
  Superior Industries
    International, Inc.                       66,025                      2,731
* Cabot Microelectronics Corp.                57,818                      2,729
  Odyssey Re Holdings Corp.                  154,100                      2,728
* Heartland Express, Inc.                    118,482                      2,715
  Roper Industries Inc.                       74,151                      2,714
  Jefferies Group, Inc.                       64,238                      2,696
  Arch Coal, Inc.                            124,874                      2,696
  ArvinMeritor, Inc.                         161,597                      2,694
* Human Genome Sciences, Inc.                305,763                      2,694
  The MONY Group Inc.                        112,171                      2,685
  DQE Inc.                                   176,136                      2,684
  Cooper Tire & Rubber Co.                   174,706                      2,680
  W Holding Co., Inc.                        163,297                      2,680
  AptarGroup Inc.                             85,644                      2,676
  Regis Corp.                                102,902                      2,674
  GATX Corp.                                 116,945                      2,669
* Agere Systems Inc. Class B               1,900,700                      2,661
  Shurgard Storage Centers, Inc.
    Class A REIT                              84,860                      2,660
* Applied Micro Circuits Corp.               717,935                      2,649
* Emmis Communications, Inc.                 127,101                      2,648
  AmerUs Group Co.                            93,369                      2,640
  Diagnostic Products Corp.                   68,274                      2,637
  First Citizens BancShares Class A           27,270                      2,634
* Westport Resources Corp.                   126,604                      2,633
* Viacom Inc. Class A                         64,474                      2,631
* Cerner Corp.                                84,038                      2,627
* The Neiman Marcus Group, Inc.
    Class A                                   86,401                      2,626
  Ruby Tuesday, Inc.                         151,704                      2,623
  Prentiss Properties Trust REIT              92,622                      2,619
* Cymer, Inc.                                 81,111                      2,616
* West Corp.                                 157,367                      2,612
  Citizens Banking Corp.                     105,208                      2,607
  Speedway Motorsports, Inc.                 100,926                      2,602
  Downey Financial Corp.                      66,544                      2,595
* Affiliated Managers Group, Inc.             51,585                      2,595
* Copart, Inc.                               218,577                      2,588
  First Industrial Realty Trust REIT          92,382                      2,587
  Claire's Stores, Inc.                      116,746                      2,577
* Investment Technology
    Group, Inc.                              114,692                      2,565
* Waste Connections, Inc.                     66,361                      2,562
  Corn Products International, Inc.           84,770                      2,554
* IndyMac Bancorp, Inc. REIT                 138,124                      2,554
* ITT Educational Services, Inc.             108,426                      2,553
  Jack Henry & Associates Inc.               211,869                      2,551
* Polo Ralph Lauren Corp.                    116,838                      2,542
  IDEX Corp.                                  77,575                      2,537
  Community First Bankshares, Inc.            95,765                      2,534
* Zale Corp.                                  79,400                      2,533
* Cytec Industries, Inc.                      92,807                      2,532
  Fresh Del Monte Produce Inc.               133,841                      2,531
  Sensient Technologies Corp.                112,492                      2,528
  Alexander & Baldwin, Inc.                   97,948                      2,526
  21st Century Insurance Group               201,307                      2,520
  Health Care Inc. REIT                       92,830                      2,511
  HRPT Properties Trust REIT                 304,696                      2,511
* Intergraph Corp.                           141,353                      2,510
  Atmos Energy Corp.                         107,365                      2,504
  Commercial Federal Corp.                   106,972                      2,498
  PerkinElmer, Inc.                          302,457                      2,495
  Thornburg Mortgage, Inc. REIT              124,000                      2,492
* Fossil, Inc.                               122,295                      2,487
* American Greetings Corp. Class A           157,375                      2,487
  IKON Office Solutions, Inc.                347,751                      2,486
  Oshkosh Truck Corp.                         40,408                      2,485
* Andrx Group                                169,370                      2,485
  Reckson Associates Realty
    Corp. REIT                               117,942                      2,483
* Pacific Sunwear of California, Inc.        140,216                      2,480
* Hotels.com Class A                          45,065                      2,462
* Landstar System, Inc.                       42,178                      2,462
  Texas Regional Bancshares, Inc.             69,208                      2,460
  Heritage Property Investment
    Trust REIT                                98,420                      2,458
* Atmel Corp.                              1,102,009                      2,457
* AMR Corp.                                  371,846                      2,454

--------------------------------------------------------------------------------
                                                                         MARKET
TOTAL STOCK MARKET                                                       VALUE*
INDEX FUND                                    SHARES                      (000)
--------------------------------------------------------------------------------
* IGEN International, Inc.                    57,018            $         2,443
  Invacare Corp.                              73,361                      2,443
* Gateway, Inc.                              774,595                      2,432
* CACI International, Inc.                    68,148                      2,429
  Hollinger International, Inc.              238,977                      2,428
* Station Casinos, Inc.                      137,001                      2,425
* Respironics, Inc.                           79,509                      2,420
  MDC Holdings, Inc.                          63,084                      2,414
  Energen Corp.                               82,913                      2,413
* Nextel Partners, Inc.                      397,241                      2,411
* Pediatrix Medical Group, Inc.               60,167                      2,410
  Callaway Golf Co.                          181,866                      2,410
* Alliance Gaming Corp.                      141,384                      2,408
* ResMed Inc.                                 78,706                      2,406
* Panera Bread Co.                            69,016                      2,402
* PacifiCare Health Systems, Inc.             85,301                      2,397
* Avocent Corp.                              107,831                      2,396
* Catalina Marketing Corp.                   129,402                      2,394
* Red Hat, Inc.                              404,711                      2,392
* Priority Healthcare Corp. Class B          102,993                      2,389
  York International Corp.                    93,363                      2,387
* Andrew Corp.                               232,069                      2,386
* Linens 'n Things, Inc.                     105,504                      2,384
  Washington REIT                             93,371                      2,381
  Pittston Brink's Group                     128,331                      2,372
* Arbitron Inc.                               70,567                      2,364
* American Eagle Outfitters, Inc.            171,454                      2,363
* Service Corp. International                708,750                      2,353
  Ferro Corp.                                 96,154                      2,349
  Thor Industries, Inc.                       68,058                      2,343
  Lincoln Electric Holdings, Inc.            101,214                      2,343
* Pharmaceutical Resources, Inc.              78,564                      2,341
* Tom Brown, Inc.                             93,227                      2,340
* Thomas & Betts Corp.                       138,309                      2,337
* Activision, Inc.                           160,114                      2,336
* Lattice Semiconductor Corp.                265,782                      2,331
* Bio-Rad Laboratories, Inc. Class A          60,212                      2,330
* Southwest Bancorporation
    of Texas, Inc.                            80,484                      2,319
* Varian, Inc.                                80,617                      2,313
  Arrow International, Inc.                   56,656                      2,304
* Brocade Communications
    Systems, Inc.                            556,042                      2,302
  Ventas, Inc. REIT                          200,956                      2,301
  SL Green Realty Corp. REIT                  72,487                      2,291
  LNR Property Corp.                          64,566                      2,286
  FactSet Research Systems Inc.               80,722                      2,282
* Hercules, Inc.                             258,891                      2,278
* FTI Consulting, Inc.                        56,712                      2,277
* FMC Corp.                                   83,108                      2,270
* Cox Radio, Inc.                             99,496                      2,269
* Polycom, Inc.                              238,108                      2,267
  Universal Corp. (VA)                        61,295                      2,265
  Allegheny Energy, Inc.                     298,231                      2,255
  Alfa Corp.                                 187,504                      2,252
  Valhi, Inc.                                270,848                      2,248
* Houston Exploration Co.                     73,390                      2,246
* R.H. Donnelley Corp.                        76,508                      2,242
  IDACORP, Inc.                               90,157                      2,239
* Quest Software, Inc.                       217,060                      2,238
* Anteon International Corp.                  93,148                      2,236
  The Toro Co.                                34,903                      2,230
  Essex Property Trust, Inc. REIT             43,701                      2,222
* Syntel, Inc.                               105,675                      2,220
  PNM Resources Inc.                          93,183                      2,220
* Reliant Resources, Inc.                    693,110                      2,218
* Cimarex Energy Co.                         123,864                      2,217
* United Stationers, Inc.                     76,887                      2,214
* Mueller Industries Inc.                     81,208                      2,213
  Federal Signal Corp.                       113,716                      2,208
* Silicon Laboratories Inc.                  115,725                      2,208
  Home Properties of New York,
    Inc. REIT                                 63,860                      2,200
* Radio One, Inc. Class D                    152,170                      2,196
  Briggs & Stratton Corp.                     51,701                      2,196
* Trimeris, Inc.                              50,839                      2,191
* AnnTaylor Stores Corp.                     107,228                      2,190
* Take-Two Interactive
    Software, Inc.                            93,064                      2,186
  ICN Pharmaceuticals, Inc.                  200,027                      2,182
* P.F. Chang's China Bistro, Inc.             59,900                      2,174
* Southern Union Co.                         131,548                      2,171
  Hancock Holding Co.                         48,468                      2,164
  The South Financial Group, Inc.            104,660                      2,162
* Interdigital Communications Corp.          148,084                      2,156
* Boyd Gaming Corp.                          153,342                      2,154
  MAF Bancorp, Inc.                           63,383                      2,151
  First Bancorp/Puerto Rico                   95,023                      2,148
* Internet Security Systems, Inc.            117,116                      2,147
* Hollywood Entertainment Corp.              142,117                      2,146
  Wallace Computer Services, Inc.             99,693                      2,144
  Visteon Corp.                              308,079                      2,144
  UCBH Holdings, Inc.                         50,272                      2,134
  Greater Bay Bancorp                        123,387                      2,133
* K-V Pharmaceutical Co. Class A              91,943                      2,133
  Regal Entertainment Group
    Class A                                   99,372                      2,128
  Mentor Corp.                                55,284                      2,128
* Evergreen Resources, Inc.                   47,409                      2,126
  Olin Corp.                                 136,413                      2,121
* SEACOR SMIT Inc.                            47,624                      2,119
  Pacific Capital Bancorp                     83,170                      2,117
  FBR Asset Investment Corp. REIT             62,364                      2,114
  Post Properties, Inc. REIT                  88,456                      2,114

--------------------------------------------------------------------------------
                                                                         MARKET
TOTAL STOCK MARKET                                                       VALUE*
INDEX FUND                                    SHARES                      (000)
--------------------------------------------------------------------------------
* Cal Dive International, Inc.                89,601            $         2,106
  Brady Corp. Class A                         63,123                      2,105
* Stone Energy Corp.                          63,024                      2,102
  Patina Oil & Gas Corp.                      66,365                      2,100
  Black Box Corp.                             46,870                      2,100
* Avaya Inc.                                 857,030                      2,100
  Taubman Co. REIT                           129,334                      2,099
  CVB Financial Corp.                         82,522                      2,099
  Kelly Services, Inc. Class A                84,911                      2,098
* Journal Register Co.                       117,756                      2,094
  Tupperware Corp.                           138,795                      2,093
* Electronics for Imaging, Inc.              128,494                      2,089
  American Capital Strategies, Ltd.           96,778                      2,089
* Protein Design Labs, Inc.                  245,422                      2,086
* Knight Transportation, Inc.                 99,318                      2,086
* Borland Software Corp.                     169,395                      2,084
* Choice Hotel International, Inc.            91,741                      2,083
  Minerals Technologies, Inc.                 48,232                      2,081
  Georgia Gulf Corp.                          89,862                      2,079
* NPS Pharmaceuticals Inc.                    82,579                      2,079
* Anixter International Inc.                  89,365                      2,078
* US Oncology, Inc.                          239,115                      2,073
  Trinity Industries, Inc.                   109,248                      2,071
* The Yankee Candle Co., Inc.                129,455                      2,071
* Integrated Device Technology Inc.          247,404                      2,071
* Hyperion Solutions Corp.                    80,636                      2,070
  Ryland Group, Inc.                          61,844                      2,062
* Hot Topic, Inc.                             89,984                      2,059
  Clarcor Inc.                                63,677                      2,055
* Tractor Supply Co.                          54,628                      2,054
* Perrigo Co.                                168,634                      2,049
  East West Bancorp, Inc.                     56,748                      2,047
* AK Steel Corp.                             255,906                      2,047
* Arch Capital Group Ltd.                     65,664                      2,047
  G & K Services, Inc. Class A                57,760                      2,045
* WFS Financial, Inc.                         97,746                      2,044
  New Jersey Resources Corp.                  64,597                      2,041
* Earthlink, Inc.                            373,776                      2,037
* Ultra Petroleum Corp.                      205,493                      2,034
* Unit Corp.                                 109,492                      2,031
* Foundry Networks, Inc.                     288,124                      2,028
  UMB Financial Corp.                         52,987                      2,027
  Weis Markets, Inc.                          65,124                      2,022
* Kroll Inc.                                 105,837                      2,019
* MKS Instruments, Inc.                      122,729                      2,016
  Delphi Financial Group, Inc.                52,926                      2,009
  Cooper Cos., Inc.                           80,272                      2,008
* CEC Entertainment Inc.                      65,407                      2,008
* PEC Solutions, Inc.                         67,096                      2,006
* Veridian Corp.                              93,968                      2,005
  Cabot Oil & Gas Corp.                       80,763                      2,001
* Louisiana-Pacific Corp.                    247,838                      1,998
* Commonwealth Telephone
    Enterprises, Inc.                         55,566                      1,991
* FLIR Systems, Inc.                          40,748                      1,988
* National Processing, Inc.                  123,865                      1,988
* Avid Technology, Inc.                       86,356                      1,982
* CSG Systems International, Inc.            145,104                      1,981
* Cypress Semiconductor Corp.                345,018                      1,973
  Nordson Corp.                               79,403                      1,972
* Micrel, Inc.                               219,419                      1,970
  Airborne, Inc.                             132,390                      1,963
* United Rentals, Inc.                       182,427                      1,963
  Bob Evans Farms, Inc.                       83,896                      1,959
  Susquehanna Bancshares, Inc.                93,986                      1,959
* Pinnacle Systems, Inc.                     143,713                      1,956
* Sonic Corp.                                 95,330                      1,953
  Tecumseh Products Co. Class A               44,251                      1,953
* Entravision Communications Corp.           195,562                      1,952
* Regeneron Pharmaceuticals, Inc.            105,395                      1,951
* BlackRock, Inc.                             49,460                      1,949
  Westcorp, Inc.                              92,795                      1,949
* Benchmark Electronics, Inc.                 67,712                      1,941
  Liberty Corp.                               49,992                      1,940
* Sepracor Inc.                              200,480                      1,939
  Chittenden Corp.                            75,995                      1,936
* Flowserve Corp.                            130,915                      1,936
  Alexandria Real Estate Equities,
    Inc. REIT                                 45,400                      1,934
* InterMune Inc.                              75,676                      1,930
* The Titan Corp.                            185,359                      1,928
  N L Industries, Inc.                       113,316                      1,926
* Ralcorp Holdings, Inc.                      76,597                      1,926
  Roadway Corp.                               52,304                      1,925
* Applera Corp.-
    Celera Genomics Group                    201,588                      1,925
  Brookline Bancorp, Inc.                    161,647                      1,924
* Macrovision Corp.                          119,874                      1,923
  Delta & Pine Land Co.                       94,200                      1,923
* Semtech Corp.                              176,041                      1,922
  Standard Pacific Corp.                      77,642                      1,922
* Too Inc.                                    81,529                      1,918
* SCP Pool Corp.                              65,640                      1,917
* Silicon Valley Bancshares                  104,963                      1,916
  Coca-Cola Bottling Co.                      29,683                      1,915
* McDATA Corp. Class A                       269,569                      1,914
* Crown Castle International Corp.           509,221                      1,910
* Simpson Manufacturing Co.                   58,000                      1,908
  Central Parking Corp.                      101,023                      1,905
* Cognex Corp.                               103,221                      1,902
* Fidelity National Information
    Solutions, Inc.                          110,264                      1,902
* EGL, Inc.                                  133,446                      1,902
  TrustCo Bank NY                            176,291                      1,900

--------------------------------------------------------------------------------
                                                                         MARKET
TOTAL STOCK MARKET                                                       VALUE*
INDEX FUND                                    SHARES                      (000)
--------------------------------------------------------------------------------
  Longs Drug Stores, Inc.                     91,601            $         1,900
  Banta Corp.                                 60,748                      1,900
  St. Mary Land & Exploration Co.             75,928                      1,898
* Varian Semiconductor
    Equipment Associates, Inc.                79,880                      1,898
   First Niagara Financial Group, Inc.        72,632                      1,897
  Burlington Coat Factory
    Warehouse Corp.                          105,592                      1,895
  Rollins, Inc.                               74,397                      1,893
* Jack in the Box Inc.                       109,428                      1,892
  Cambrex Corp.                               62,543                      1,889
  Harleysville Group, Inc.                    71,392                      1,887
* Mediacom Communications Corp.              214,064                      1,886
* Cobalt Corp.                               136,637                      1,886
  CH Energy Group, Inc.                       40,404                      1,884
* Spinnaker Exploration Co.                   85,440                      1,884
* 7-Eleven, Inc.                             251,007                      1,883
  Grey Global Group Inc.                       3,076                      1,880
* EMCOR Group, Inc.                           35,432                      1,878
  S & T Bancorp, Inc.                         74,971                      1,878
* Amkor Technology, Inc.                     394,437                      1,878
* Endo Pharmaceuticals
    Holdings, Inc.                           243,534                      1,875
  A.O. Smith Corp.                            69,416                      1,875
* Sylvan Learning Systems, Inc.              114,293                      1,874
* Kronos, Inc.                                50,557                      1,870
* American Tower Corp. Class A               529,731                      1,870
* Beazer Homes USA, Inc.                      30,856                      1,870
* ImClone Systems, Inc.                      175,468                      1,864
  Vintage Petroleum, Inc.                    176,582                      1,863
  Southwest Gas Corp.                         79,418                      1,862
* Sycamore Networks, Inc.                    644,007                      1,861
  USFreightways Corp.                         64,712                      1,860
  Interstate Bakeries Corp.                  121,982                      1,860
* Ohio Casualty Corp.                        143,640                      1,860
* Parametric Technology Corp.                737,593                      1,859
* United Online, Inc.                        116,471                      1,857
* DoubleClick Inc.                           327,125                      1,852
* UICI                                       119,065                      1,851
* Abgenix, Inc.                              251,096                      1,851
  Waypoint Financial Corp.                   103,958                      1,850
* ADVO, Inc.                                  56,358                      1,850
  John H. Harland Co.                         83,371                      1,845
* Philadelphia Consolidated
    Holding Corp.                             52,097                      1,844
* Mercury Computer Systems, Inc.              60,351                      1,842
  H.B. Fuller Co.                             71,158                      1,842
  Fred's, Inc.                                71,608                      1,840
* BroadWing Inc.                             521,839                      1,837
  Wabtec Corp.                               130,822                      1,837
* Oakley, Inc.                               177,975                      1,828
  Flagstar Bancorp, Inc.                      84,593                      1,827
  Brandywine Realty Trust REIT                83,778                      1,827
  Colonial Properties Trust REIT              53,781                      1,825
  MacDermid, Inc.                             79,803                      1,823
* Macromedia, Inc.                           170,949                      1,821
* American Italian Pasta Co.                  50,536                      1,818
  ABM Industries Inc.                        117,284                      1,818
  Centex Construction Products, Inc.          51,714                      1,818
  Kaydon Corp.                                85,657                      1,817
* AMN Healthcare Services, Inc.              107,240                      1,813
* Cognizant Technology
    Solutions Corp.                           25,100                      1,813
* SERENA Software, Inc.                      114,610                      1,810
* Arkansas Best Corp.                         69,624                      1,809
* Mirant Corp.                               956,039                      1,807
  Otter Tail Corp.                            67,082                      1,805
  LandAmerica Financial Group, Inc.           50,896                      1,804
* Tekelec                                    172,637                      1,804
  New Century Financial Corp.                 70,964                      1,802
  Overseas Shipholding Group Inc.            100,576                      1,800
* KEMET Corp.                                205,686                      1,798
  Bandag, Inc.                                46,380                      1,794
* The Medicines Co.                          111,824                      1,791
* Penn National Gaming, Inc.                 112,868                      1,790
* Price Communications Corp.                 128,991                      1,784
* MedQuist, Inc.                              87,947                      1,782
  Skywest, Inc.                              136,130                      1,779
* Insight Communications Co., Inc.           143,468                      1,776
  First Financial Bancorp                    108,205                      1,774
  Northwest Natural Gas Co.                   65,532                      1,773
* NetIQ Corp.                                143,522                      1,772
* Yellow Corp.                                70,360                      1,772
* Documentum, Inc.                           112,964                      1,769
  Sierra Pacific Resources                   272,070                      1,768
* Syncor International Corp.                  63,655                      1,765
  Manufactured Home
    Communities, Inc. REIT                    59,513                      1,763
* Kansas City Southern                       146,492                      1,758
* Oceaneering International, Inc.             71,011                      1,757
  Reliance Steel & Aluminum Co.               84,020                      1,751
  Nationwide Health Properties,
    Inc. REIT                                117,251                      1,751
  Black Hills Corp.                           66,006                      1,750
* Quiksilver, Inc.                            65,562                      1,748
  Winnebago Industries, Inc.                  44,534                      1,747
* Entegris Inc.                              169,501                      1,746
* Dionex Corp.                                58,726                      1,745
* Renaissance Learning, Inc.                  92,314                      1,745
  The Phoenix Companies, Inc.                229,012                      1,740
* WilTel Communications, Inc.                110,211                      1,740
  Cathay Bancorp, Inc.                        45,794                      1,740
  Cleco Corp.                                124,241                      1,739
  Massey Energy Co.                          178,924                      1,739

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
                                              SHARES                      (000)
--------------------------------------------------------------------------------
* Seagate Technology                         161,800            $         1,736
* Northwest Airlines Corp. Class A           236,219                      1,734
* CUNO Inc.                                   52,339                      1,733
* Barra, Inc.                                 57,152                      1,733
* Hanover Compressor Co.                     188,801                      1,733
* Grey Wolf, Inc.                            434,375                      1,733
* Cumulus Media Inc.                         116,497                      1,732
* Cost Plus, Inc.                             60,312                      1,729
  Chemical Financial Corp.                    53,765                      1,729
  R.L.I. Corp.                                61,950                      1,728
* Adaptec, Inc.                              305,760                      1,728
  Lennox International Inc.                  137,622                      1,727
* Dycom Industries, Inc.                     130,335                      1,727
* WebEx Communications, Inc.                 115,098                      1,726
* Rare Hospitality International Inc.         62,498                      1,726
* AFC Enterprises, Inc.                       82,103                      1,725
  Baldor Electric Co.                         87,093                      1,720
* Enzon Pharmaceuticals, Inc.                102,463                      1,713
  Charter Municipal Mortgage
    Acceptance Co.                            98,610                      1,713
* Denbury Resources, Inc.                    151,232                      1,709
* OSI Pharmaceuticals, Inc.                  103,981                      1,705
* Men's Wearhouse, Inc.                       99,431                      1,705
* Watson Wyatt & Co. Holdings                 78,300                      1,703
  Harbor Florida Bancshares, Inc.             75,581                      1,702
  Wolverine World Wide, Inc.                 112,108                      1,694
* Biosite Inc.                                49,775                      1,693
  Westar Energy, Inc.                        170,982                      1,693
  Strayer Education, Inc.                     29,389                      1,690
* MSC Industrial Direct Co., Inc.
    Class A                                   95,128                      1,689
  State Auto Financial Corp.                 108,730                      1,685
* Martek Biosciences Corp.                    66,922                      1,684
  Provident Bankshares Corp.                  72,658                      1,679
  Casey's General Stores, Inc.               137,446                      1,678
* Tetra Tech, Inc.                           137,267                      1,675
  Harleysville National Corp.                 62,648                      1,674
* Universal Compression
    Holdings, Inc.                            87,492                      1,674
  Northwest Bancorp, Inc.                    113,068                      1,672
* AmeriPath, Inc.                             77,727                      1,671
  Chateau Communities, Inc. REIT              72,649                      1,671
  Franklin Electric, Inc.                     34,736                      1,668
  NDCHealth Corp.                             83,509                      1,662
* Ascential Software Corp.                   692,180                      1,661
  Sun Communities, Inc. REIT                  45,360                      1,659
* Siliconix, Inc.                             70,867                      1,658
* CDI Corp.                                   61,450                      1,658
  Matthews International Corp.                74,194                      1,657
  Russ Berrie and Co., Inc.                   48,980                      1,655
* Gaylord Entertainment Co. Class A           80,131                      1,651
* Papa John's International, Inc.             59,047                      1,646
* Steel Dynamics, Inc.                       136,033                      1,636
  Crompton Corp.                             274,931                      1,636
* Tuesday Morning Corp.                       95,397                      1,631
  UniSource Energy Corp.                      94,245                      1,629
* Knight Trading Group, Inc.                 339,951                      1,628
* Plantronics, Inc.                          107,421                      1,625
  PS Business Parks, Inc. REIT                51,091                      1,625
  Corus Bankshares Inc.                       37,185                      1,623
* Manhattan Associates, Inc.                  68,608                      1,623
* Keane, Inc.                                180,388                      1,622
  Ruddick Corp.                              118,389                      1,621
* Genta Inc.                                 210,609                      1,620
* Inveresk Research Group Inc.                75,000                      1,619
* IDX Systems Corp.                           95,018                      1,618
  Potlatch Corp.                              67,684                      1,616
* Select Medical Corp.                       119,594                      1,613
* Genencor International Inc.                164,796                      1,612
* INAMED Corp.                                52,100                      1,605
* Pre-Paid Legal Services, Inc.               61,126                      1,602
  First Commonwealth
    Financial Corp.                          138,922                      1,598
* Rambus Inc.                                237,828                      1,596
  Churchill Downs, Inc.                       41,715                      1,593
  City Holding Co.                            56,179                      1,587
  Commercial Net Lease
    Realty REIT                              103,427                      1,586
* Ariba, Inc.                                637,445                      1,581
  Republic Bancorp, Inc.                     134,302                      1,581
* Triarc Cos., Inc. Class A                   60,202                      1,580
  Horace Mann Educators Corp.                102,899                      1,577
* Nortek Holdings, Inc.                       34,419                      1,575
  Farmer Brothers, Inc.                        5,096                      1,575
  The Trust Co. of New Jersey                 56,479                      1,572
* Playtex Products, Inc.                     158,562                      1,567
  Cato Corp. Class A                          72,471                      1,565
  Gables Residential Trust REIT               62,708                      1,563
* Hovnanian Enterprises Class A               49,274                      1,562
* ProQuest Co.                                79,666                      1,561
  La Quinta Corp. REIT                       354,750                      1,561
  Kellwood Co.                                59,832                      1,556
  CPB, Inc.                                   56,524                      1,552
* Shaw Group, Inc.                            94,176                      1,549
* Maverick Tube Corp.                        118,534                      1,544
  Wausau-Mosinee Paper Corp.                 137,389                      1,542
  The Manitowac Co., Inc.                     60,385                      1,540
* Hutchinson Technology, Inc.                 74,368                      1,539
* Teletech Holdings Inc.                     211,527                      1,536
* Actuant Corp.                               33,061                      1,536
* Mentor Graphics Corp.                      194,661                      1,530
* THQ Inc.                                   115,435                      1,530
  Flowers Foods, Inc.                         78,121                      1,524
  Regal-Beloit Corp.                          73,508                      1,522

--------------------------------------------------------------------------------
                                                                         MARKET
TOTAL STOCK MARKET                                                       VALUE*
INDEX FUND                                    SHARES                      (000)
--------------------------------------------------------------------------------
  Inter-Tel, Inc.                             72,585            $         1,518
  Capital Automotive REIT                     63,993                      1,517
* California Pizza Kitchen, Inc.              60,173                      1,516
  Hughes Supply, Inc.                         55,478                      1,516
  Kimball International, Inc. Class B        106,117                      1,512
  Anthracite Capital Inc. REIT               138,661                      1,511
  Walter Industries, Inc.                    139,505                      1,511
  Analogic Corp.                              29,900                      1,504
* DIANON Systems, Inc.                        31,462                      1,501
* Wright Medical Group, Inc.                  85,968                      1,501
  Avista Corp.                               129,585                      1,498
  Value Line, Inc.                            34,468                      1,497
  Albany International Corp.                  72,392                      1,496
  Granite Construction Co.                    96,404                      1,494
  CARBO Ceramics Inc.                         44,253                      1,491
  Great American Financial
    Resources, Inc.                           86,664                      1,491
* United Natural Foods, Inc.                  58,800                      1,491
  Dime Community Bancshares                   77,479                      1,484
  Sterling Bancshares, Inc.                  121,206                      1,481
  BankAtlantic Bancorp, Inc. Class A         156,584                      1,480
* Genesis Health Ventures, Inc.               95,437                      1,475
* Offshore Logistics, Inc.                    67,234                      1,474
* CONMED Corp.                                75,123                      1,472
* United Defense Industries Inc.              63,100                      1,470
  Kilroy Realty Corp. REIT                    63,621                      1,466
* SurModics, Inc.                             51,068                      1,465
  Owens & Minor, Inc. Holding Co.             89,169                      1,464
  Russell Corp.                               87,356                      1,462
* First Federal Financial Corp.               50,473                      1,461
* CV Therapeutics, Inc.                       80,006                      1,458
  Glimcher Realty Trust REIT                  82,022                      1,456
* OfficeMax, Inc.                            290,971                      1,455
* Teledyne Technologies, Inc.                 92,401                      1,449
  Technitrol, Inc.                            89,743                      1,448
  Amcore Financial, Inc.                      66,714                      1,448
  Spartech Corp.                              70,008                      1,444
* Sybron Dental Specialties, Inc.             96,987                      1,440
* RealNetworks, Inc.                         377,875                      1,440
  Millennium Chemicals, Inc.                 151,198                      1,439
* Triad Guaranty, Inc.                        39,010                      1,438
  Anchor Bancorp Wisconsin Inc.               69,264                      1,437
* Sunrise Assisted Living, Inc.               57,729                      1,437
* Quicksilver Resources, Inc.                 63,887                      1,433
* PSS World Medical, Inc.                    209,101                      1,430
* Net.Bank, Inc.                             147,627                      1,429
* Tejon Ranch Co.                             48,072                      1,428
  FelCor Lodging Trust, Inc. REIT            124,661                      1,426
  Kansas City Life Insurance Co.              37,601                      1,425
* The Gymboree Corp.                          89,848                      1,425
  MGE Energy, Inc.                            53,176                      1,424
  First Charter Corp.                         79,085                      1,424
* Haemonetics Corp.                           66,267                      1,422
* Ryan's Family Steak Houses, Inc.           125,062                      1,419
* DRS Technologies, Inc.                      45,160                      1,415
  Cubic Corp.                                 76,708                      1,414
* Unilab Corp.                                77,138                      1,412
* Corrections Corp. of America REIT           82,146                      1,409
* Dollar Thrifty Automotive
    Group, Inc.                                6,496                      1,406
* MAXIMUS, Inc.                               53,861                      1,406
* Hain Celestial Group, Inc.                  92,388                      1,404
* Triangle Pharmaceuticals, Inc.             235,951                      1,402
  Glatfelter                                 106,397                      1,400
* AMERIGROUP Corp.                            46,100                      1,397
  Glenborough Realty Trust, Inc. REIT         78,256                      1,395
* Radio One, Inc.                             95,116                      1,391
  FBL Financial Group, Inc. Class A           71,420                      1,391
* Financial Federal Corp.                     55,250                      1,388
  Holly Corp.                                 63,510                      1,388
  Alpharma, Inc. Class A                     116,454                      1,387
* CorVel Corp.                                38,682                      1,383
* Legato Systems, Inc.                       274,888                      1,383
  Wintrust Financial Corp.                    44,132                      1,382
  Modine Manufacturing Co.                    77,940                      1,378
* Chiquita Brands International, Inc.        103,845                      1,377
* ValueVision Media, Inc.                     91,918                      1,377
  First Sentinel Bancorp Inc.                 95,633                      1,376
  Westbanco Inc.                              58,783                      1,375
  Watsco, Inc.                                83,571                      1,369
* WMS Industries, Inc.                        91,142                      1,365
* InVision Technologies, Inc.                 51,628                      1,361
  Redwood Trust, Inc. REIT                    48,997                      1,357
  Riggs National Corp.                        87,323                      1,353
  Florida East Coast Industries, Inc.
    Class A                                   58,256                      1,352
* NCI Building Systems, Inc.                  61,740                      1,347
  Texas Industries, Inc.                      55,430                      1,347
  Mine Safety Appliances Co.                  41,763                      1,347
* PRIMEDIA Inc.                              652,075                      1,343
  The Pep Boys
    (Manny, Moe & Jack)                      115,615                      1,341
* Coinstar, Inc.                              59,039                      1,337
* Jones Lang Lasalle Inc.                     86,708                      1,334
* 1-800 CONTACTS, Inc.                        48,300                      1,332
* ExpressJet Holdings, Inc.                  129,896                      1,331
* Progress Software Corp.                    102,684                      1,330
* GlobespanVirata, Inc.                      301,302                      1,329
* Infonet Services Corp.                     669,857                      1,326
  Schweitzer-Mauduit
    International, Inc.                       54,071                      1,325
  C & D Technologies, Inc.                    74,278                      1,312
  Boston Private Financial
    Holdings, Inc.                            66,054                      1,312

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
                                              SHARES                      (000)
--------------------------------------------------------------------------------
  The Laclede Group, Inc.                     54,200            $         1,312
* ATMI, Inc.                                  70,738                      1,310
* TriQuint Semiconductor, Inc.               308,559                      1,308
* Esterline Technologies Corp.                73,916                      1,306
  Summit Properties, Inc. REIT                73,287                      1,305
  Woodward Governor Co.                       29,984                      1,304
* PRG-Schultz International, Inc.            146,453                      1,303
* IHOP Corp.                                  54,234                      1,302
  NBT Bancorp, Inc.                           76,042                      1,298
* Silicon Image, Inc.                        216,331                      1,298
  UIL Holdings Corp.                          37,183                      1,297
* Adolor Corp.                                94,454                      1,296
* Palm Harbor Homes, Inc.                     74,010                      1,293
* Axcelis Technologies, Inc.                 230,156                      1,291
* Kirby Corp.                                 47,100                      1,290
* Cyberonics, Inc.                            70,062                      1,289
  EastGroup Properties, Inc. REIT             50,525                      1,288
* Jo-Ann Stores, Inc. Class A                 56,079                      1,288
  Santander BanCorp                           99,031                      1,287
  A. Schulman Inc.                            68,979                      1,284
  IRT Property Co. REIT                      108,075                      1,283
* Verity, Inc.                                95,319                      1,276
* DSP Group Inc.                              80,546                      1,274
  Selective Insurance Group                   50,583                      1,274
* Old Dominion Freight Line, Inc.             44,899                      1,273
* Superior Energy Services, Inc.             155,012                      1,271
* Coherent, Inc.                              63,677                      1,270
* Eon Labs, Inc.                              67,172                      1,270
* MICROS Systems, Inc.                        56,623                      1,269
* Inhale Therapeutic Systems                 157,022                      1,269
* Atlantic Coast Airlines
    Holdings Inc.                            105,220                      1,266
* Insituform Technologies Inc.
    Class A                                   74,231                      1,266
* Consolidated Graphics, Inc.                 56,879                      1,266
  Town & Country Trust REIT                   59,883                      1,264
* Orthodontic Centers of
    America, Inc.                            115,617                      1,261
* Credence Systems Corp.                     135,088                      1,260
  Brown Shoe Co., Inc.                        52,890                      1,260
* International Specialty
    Products, Inc.                           123,359                      1,259
* Power Integrations, Inc.                    74,055                      1,259
  USEC Inc.                                  208,699                      1,256
  Fidelity Bancorp, Inc.                      41,873                      1,256
* The Dress Barn, Inc.                        94,334                      1,255
  U.S.B. Holding Co., Inc.                    70,851                      1,254
  Irwin Financial Corp.                       75,993                      1,254
  Independent Bank Corp. (MA)                 54,991                      1,254
  United National Bancorp                     54,375                      1,253
* Shuffle Master, Inc.                        65,545                      1,253
  Getty Realty Holding Corp. REIT             66,058                      1,252
  Berry Petroleum Class A                     73,374                      1,251
  National Health Investors REIT              77,774                      1,251
  F & M Bancorp                               39,040                      1,249
* Advanced Neuromodulation
                              Systems, Inc.   35,500                      1,246
  Pacific Northwest Bancorp                   49,736                      1,243
* Argosy Gaming Co.                           65,633                      1,242
  EDO Corp.                                   59,735                      1,241
* United Therapeutics Corp.                   74,231                      1,240
* Kenneth Cole Productions, Inc.              60,977                      1,238
  OceanFirst Financial Corp.                  55,022                      1,235
  Vital Signs, Inc.                           41,235                      1,232
* American Medical Systems
    Holdings, Inc.                            75,988                      1,232
  K-Swiss, Inc.                               56,722                      1,231
  Pennsylvania REIT                           47,360                      1,231
* Meritage Corp.                              36,554                      1,230
  Mid-State Bancshares                        74,865                      1,229
  Sovran Self Storage, Inc. REIT              43,225                      1,226
* BankUnited Financial Corp.                  75,707                      1,225
* Sotheby's Holdings Class A                 135,606                      1,220
* Possis Medical Inc.                         67,800                      1,220
  Surewest Communications                     32,760                      1,219
* Zoll Medical Corp.                          34,132                      1,217
* Allmerica Financial Corp.                  120,244                      1,214
  Watts Industries Class A                    77,106                      1,214
* Western Wireless Corp. Class A             228,824                      1,213
* Capital Corp. of the West                   51,451                      1,212
* Christopher & Banks Corp.                   58,312                      1,210
  Interpool, Inc.                             75,328                      1,210
  United Community Banks, Inc.                49,586                      1,208
  Community Bank System, Inc.                 38,536                      1,208
  McGrath Rent Corp.                          51,776                      1,203
* Hollywood Casino Corp.                      97,940                      1,203
  WSFS Financial Corp.                        36,441                      1,201
  MB Financial, Inc.                          34,530                      1,201
  Koger Equity, Inc. REIT                     76,987                      1,201
  Novastar Financial, Inc. REIT               38,700                      1,201
  American States Water Co.                   51,805                      1,199
  Blockbuster Inc. Class A                    97,871                      1,199
* Alaska Air Group, Inc.                      55,231                      1,196
* Hecla Mining Co.                           236,108                      1,195
  Riviana Foods, Inc.                         44,147                      1,193
* CSK Auto Corp.                             108,356                      1,192
  Commercial Metals Co.                       73,366                      1,191
  Community Trust Bancorp Inc.                47,301                      1,189
* Gardner Denver Inc.                         58,525                      1,188
  Zenith National Insurance Corp.             50,506                      1,188
* Exelixis, Inc.                             148,480                      1,188
* Rayovac Corp.                               88,998                      1,186
* Ventana Medical Systems, Inc.               51,448                      1,186
* Charming Shoppes, Inc.                     283,257                      1,184

--------------------------------------------------------------------------------
                                                                         MARKET
TOTAL STOCK MARKET                                                       VALUE*
INDEX FUND                                    SHARES                      (000)
--------------------------------------------------------------------------------
* Group 1 Automotive, Inc.                    49,574            $         1,184
* Multimedia Games Inc.                       43,100                      1,184
* VISX Inc.                                  123,240                      1,181
* Oil States International, Inc.              91,400                      1,179
  Libbey, Inc.                                45,281                      1,177
  The Standard Register Co.                   65,247                      1,174
* Silgan Holdings, Inc.                       47,534                      1,173
  Hooper Holmes, Inc.                        190,957                      1,172
* Aeroflex, Inc.                             169,800                      1,172
* Six Flags, Inc.                            205,011                      1,171
* International Multifoods Corp.              55,062                      1,167
  Capstead Mortgage Corp. REIT                47,326                      1,167
* Forward Air Corp.                           60,092                      1,166
* Electro Scientific Industries, Inc.         58,310                      1,166
* FileNET Corp.                               95,586                      1,166
  Senior Housing Properties
    Trust REIT                               109,862                      1,166
  Tanger Factory Outlet Centers,
    Inc. REIT                                 37,522                      1,163
* Wynn Resorts Ltd.                           88,700                      1,163
  Landauer, Inc.                              33,425                      1,162
* Rogers Corp.                                52,141                      1,160
  Empire District Electric Co.                63,696                      1,159
* Wilson Greatbatch
    Technologies, Inc.                        39,700                      1,159
 * Aztar Corp.                                81,177                      1,159
* NCO Group, Inc.                             72,675                      1,159
  Barnes Group, Inc.                          56,449                      1,149
  Stewart & Stevenson
    Services, Inc.                            81,142                      1,147
  First Financial Holdings, Inc.              46,257                      1,145
* School Specialty, Inc.                      57,313                      1,145
* Gartner, Inc. Class A                      124,420                      1,145
  PFF Bancorp, Inc.                           36,616                      1,144
  Charter Financial Corp.                     36,812                      1,144
  JDN Realty Corp. REIT                      104,233                      1,141
* Electronics Boutique
    Holdings Corp.                            72,168                      1,141
  Seacoast Banking Corp.
    of Florida                                60,389                      1,138
  Omega Financial Corp.                       31,720                      1,137
  Landry's Restaurants, Inc.                  53,533                      1,137
* Symyx Technologies                          90,253                      1,136
  Commonwealth Bancorp                        24,476                      1,135
* Terex Corp.                                101,686                      1,133
* i2 Technologies, Inc.                      984,799                      1,133
* Enzo Biochem, Inc.                          80,769                      1,131
  Oriental Financial Group Inc.               45,963                      1,130
  Gold Banc Corp., Inc.                      113,588                      1,127
* Bright Horizons Family
    Solutions, Inc.                           40,036                      1,126
* ProAssurance Corp.                          53,600                      1,126
  Tredegar Corp.                              75,001                      1,125
* Alexander's, Inc. REIT                      17,416                      1,124
* AmSurg Corp.                                55,012                      1,124
  Parkway Properties Inc. REIT                32,007                      1,123
  Allegheny Technologies Inc.                180,148                      1,122
* Ionics, Inc.                                49,139                      1,120
  Corporate Office Properties
    Trust, Inc. REIT                          79,832                      1,120
* Magnum Hunter Resources Inc.               188,006                      1,119
* Itron, Inc.                                 58,352                      1,119
  Vector Group Ltd.                           96,125                      1,117
  Curtiss-Wright Corp.                        17,501                      1,117
* Handleman Co.                               97,105                      1,117
* Atwood Oceanics, Inc.                       37,064                      1,116
* Sola International Inc.                     85,758                      1,115
* Aerosonic Corp.                             57,254                      1,111
* Regeneration Technologies, Inc.            109,806                      1,111
* Albany Molecular Research, Inc.             75,064                      1,110
  Engineered Support Systems, Inc.            30,250                      1,109
  Pulitzer, Inc.                              24,650                      1,108
* Boca Resorts, Inc. Class A                 103,401                      1,106
  Hancock Fabrics, Inc.                       72,470                      1,105
* PETCO Animal Supplies, Inc.                 47,100                      1,104
* CompuCredit Corp.                          156,027                      1,103
* Stewart Enterprises, Inc. Class A          197,995                      1,103
* Sinclair Broadcast Group, Inc.              94,733                      1,102
  Acuity Brands, Inc.                         81,216                      1,100
  Belden, Inc.                                72,251                      1,100
* Lone Star Technologies, Inc.                73,743                      1,098
* American Management
    Systems, Inc.                             91,502                      1,097
* CIMA Labs Inc.                              45,231                      1,094
* CommScope, Inc.                            138,462                      1,094
* Checkpoint Systems, Inc.                   105,368                      1,089
  Penn Virginia Corp.                         29,914                      1,087
  Fremont General Corp.                      242,145                      1,087
  Arch Chemicals, Inc.                        59,573                      1,087
* FEI Co.                                     71,064                      1,087
* Guitar Center, Inc.                         65,600                      1,086
  Columbia Bancorp                            49,274                      1,085
  RPC Inc.                                    93,446                      1,084
  Bowne & Co., Inc.                           90,538                      1,082
* Iomega Corp.                               137,794                      1,082
* Digital River, Inc.                         90,439                      1,081
* Province Healthcare Co.                    110,903                      1,079
  Chemed Corp.                                30,496                      1,078
  First Financial Corp.-Indiana               22,167                      1,078
* Photronics Inc.                             78,609                      1,077
* Forrester Research, Inc.                    69,073                      1,075
* Hewitt Associates, Inc.                     33,900                      1,074
* Right Management
    Consultants, Inc.                         81,069                      1,074

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
                                              SHARES                      (000)
--------------------------------------------------------------------------------
  Mid Atlantic Realty Trust REIT              61,655            $         1,073
* NYMAGIC, Inc.                               55,036                      1,070
* Paxar Corp.                                 72,500                      1,069
* Armor Holdings, Inc.                        77,644                      1,069
* Exar Corp.                                  85,893                      1,065
* Aftermarket Technology Corp.                73,375                      1,064
* Nautica Enterprises, Inc.                   95,566                      1,062
* Standard Microsystem Corp.                  54,474                      1,061
* SafeNet, Inc.                               41,798                      1,060
* Pacer International, Inc.                   79,646                      1,059
  First Financial Bankshares, Inc.            27,830                      1,058
* ViaSat, Inc.                                91,600                      1,057
  United Fire & Casualty Co.                  31,555                      1,056
  Wellman, Inc.                               78,182                      1,055
* Clark/Bardes Inc.                           54,740                      1,054
  Simmons First National Corp.                28,745                      1,054
* The Nautilus Group, Inc.                    78,854                      1,053
  Newmil Bancorp, Inc.                        52,800                      1,053
* United Surgical Partners
    International, Inc.                       67,118                      1,048
* Southwestern Energy Co.                     91,528                      1,048
* Kensey Nash Corp.                           57,308                      1,047
  Provident Financial Holdings, Inc.          39,479                      1,045
* Lin TV Corp.                                42,900                      1,045
* Caraustar Industries, Inc.                 110,159                      1,044
  Great Southern Bancorp, Inc.                28,406                      1,044
  Crown American Realty
    Trust REIT                               113,465                      1,044
* LendingTree, Inc.                           80,997                      1,043
* Gulf Island Fabrication, Inc.               64,111                      1,042
  Sealed Air Corp. Cvt. Pfd.                  24,451                      1,042
* Advent Software, Inc.                       76,353                      1,041
* Audiovox Corp.                             100,435                      1,039
  Sauer-Danfoss, Inc.                        131,377                      1,038
* Littelfuse, Inc.                            61,554                      1,038
* Gen-Probe Inc.                              43,600                      1,038
* Cubist Pharmaceuticals, Inc.               126,054                      1,037
  Granite State Bankshares, Inc.              23,704                      1,036
  Arrow Financial Corp.                       33,634                      1,035
  Prosperity Bancshares, Inc.                 54,400                      1,034
* MPS Group, Inc.                            186,497                      1,033
* Monaco Coach Corp.                          62,380                      1,032
* Power-One, Inc.                            181,631                      1,030
* Intermagnetics General Corp.                52,380                      1,029
  First Place Financial Corp.                 61,774                      1,027
  National Penn Bancshares Inc.               38,665                      1,027
  Movado Group, Inc.                          54,534                      1,026
* William Lyon Homes, Inc.                    46,986                      1,026
* Photon Dynamics, Inc.                       44,974                      1,025
* UNOVA, Inc.                                170,836                      1,025
* Perry Ellis International Corp.             63,477                      1,022
  Lance, Inc.                                 86,264                      1,021
* Tularik, Inc.                              136,724                      1,020
* Trimble Navigation Ltd.                     81,660                      1,020
* Vail Resorts Inc.                           67,184                      1,019
* Petroleum Helicopters, Inc.                 33,915                      1,017
  Coachmen Industries, Inc.                   64,350                      1,017
* The Advisory Board Co.                      34,000                      1,017
* Longview Fibre Co.                         140,376                      1,015
  PolyOne Corp.                              258,820                      1,015
* W-H Energy Services, Inc.                   69,503                      1,014
* eFunds Corp.                               111,289                      1,014
* WCI Communities, Inc.                       99,376                      1,014
  Quaker Chemical Corp.                       43,677                      1,013
* Sonic Automotive, Inc.                      67,979                      1,011
* Immucor Inc.                                49,839                      1,009
* El Paso Electric Co.                        91,600                      1,008
* Palm, Inc.                                  63,792                      1,002
  Kramont Realty Trust REIT                   68,328                      1,001
* Labor Ready, Inc.                          155,811                      1,000
  Universal Health Realty
    Income REIT                               38,078                      1,000
* Duane Reade Inc.                            58,780                        999
* DuPont Photomasks, Inc.                     42,928                        998
  Peoples Holding Co.                         24,489                        998
  Greif Brothers Corp. Class A                41,921                        998
* GrafTech International Ltd.                167,398                        998
* Continental Airlines, Inc. Class B         137,463                        997
* Myriad Genetics, Inc.                       68,135                        995
* Cross Country, Inc.                         71,178                        993
* VCA Antech, Inc.                            66,000                        990
* SPS Technologies, Inc.                      41,442                        984
  Impac Mortgage Holdings, Inc. REIT          85,500                        983
* Newport Corp.                               78,217                        982
  Quanex Corp.                                29,300                        982
  First Source Corp.                          58,528                        980
  First Federal Capital Corp.                 50,643                        978
* Encore Acquisition Co.                      53,065                        977
* Strattec Security Corp.                     20,389                        977
* Atrix Laboratories, Inc.                    63,661                        976
* Atlanta Sosnoff Capital Corp.               80,575                        975
  Action Performance Cos., Inc.               51,199                        973
* ShopKo Stores, Inc.                         78,125                        973
  Standard Commercial Tobacco Co.             53,631                        971
  Hudson River Bancorp. Inc.                  39,187                        970
* United Capital Corp.                        27,392                        970
* Ocular Sciences, Inc.                       62,425                        969
* Hydrill Co.                                 41,100                        969
* Verint Systems Inc.                         48,000                        969
* Helen of Troy Ltd.                          83,056                        967
* USG Corp.                                  114,373                        966
  Alabama National BanCorporation             22,201                        966
* National Western Life Insurance
    Co. Class A                               10,049                        965

--------------------------------------------------------------------------------
                                                                         MARKET
TOTAL STOCK MARKET                                                       VALUE*
INDEX FUND                                    SHARES                      (000)
--------------------------------------------------------------------------------
* Odyssey Healthcare, Inc.                    27,760            $           963
* K2 Inc.                                    102,471                        963
* ICU Medical, Inc.                           25,759                        961
  Lindsay Manufacturing Co.                   44,895                        961
* Insurance Auto Auctions, Inc.               57,876                        960
  Phillips-Van Heusen Corp.                   82,843                        958
* Antigenics, Inc.                            93,324                        956
* Informatica Corp.                          165,616                        954
* Vitesse Semiconductor Corp.                435,888                        952
* Rainbow Technologies, Inc.                 132,768                        952
* Scientific Games Corp.                     131,113                        952
  Dynegy, Inc.                               806,256                        951
* bebe stores, inc                            70,992                        951
  ElkCorp                                     54,888                        950
  Hugoton Royalty Trust                       74,000                        949
* Petrocorp, Inc.                             92,260                        946
  The Stride Rite Corp.                      131,869                        946
  GenCorp, Inc.                              119,355                        945
* Per-Se Technologies, Inc.                  105,360                        945
* Diversa Corp.                              104,345                        944
* Joy Global Inc.                             83,800                        944
* Bruker Daltonics, Inc.                     194,122                        943
  Argonaut Group, Inc.                        63,904                        943
  Connecticut Water Services, Inc.            37,355                        942
* TETRA Technologies, Inc.                    44,093                        942
* AirTran Holdings, Inc.                     241,283                        941
* Navigators Group, Inc.                      40,976                        940
  Independent Bank Corp. (MI)                 31,075                        940
* PAREXEL International Corp.                 85,562                        940
* Impath, Inc.                                47,629                        939
  Covest Bankshares, Inc.                     33,503                        939
* Quaker City Bancorp, Inc.                   28,453                        937
* RehabCare Group, Inc.                       49,100                        937
  NACCO Industries, Inc. Class A              21,292                        932
* Echelon Corp.                               83,134                        932
* Advanced Digital
    Information Corp.                        138,621                        930
* Dril-Quip, Inc.                             54,972                        929
  Pioneer Standard Electronics Inc.          101,117                        928
  Allegiant Bancorp, Inc.                     50,800                        926
* Material Sciences Corp.                     71,562                        926
* USI Holdings Corp.                          78,800                        926
  LSI Industries Inc.                         66,688                        924
* Cerus Corp.                                 42,735                        919
* Comstock Resources, Inc.                    98,835                        918
  LSB Corp.                                   74,950                        917
* Molecular Devices Corp.                     55,581                        915
* Conexant Systems, Inc.                     568,254                        915
* Global Industries Ltd.                     219,352                        915
* Prima Energy Corp.                          40,742                        911
  Midwest Banc Holdings, Inc.                 48,030                        910
  National Presto Industries, Inc.            30,963                        910
* Hawthorne Financial Corp.                   31,840                        909
* S&K Famous Brands Inc.                      72,733                        908
  Correctional Properties Trust REIT          41,845                        908
* Local Financial Corp.                       61,798                        905
* IDT Corp. Class B                           58,342                        905
* PICO Holdings, Inc.                         67,331                        904
  Flushing Financial Corp.                    55,171                        904
* Quantum Corp.                              338,192                        903
* Thoratec Corp.                             118,128                        901
* Benihana Inc. Class A                       66,641                        900
* Trammell Crow Co.                           99,888                        899
  CNA Surety Corp.                           114,508                        899
* Resources Connection, Inc.                  38,700                        898
* Orbital Sciences Corp.                     212,849                        898
* Curative Health Services Inc.               52,061                        898
  First South Bancorp, Inc.                   25,220                        897
* Triumph Group, Inc.                         28,084                        897
  Alico, Inc.                                 33,661                        895
* Remington Oil & Gas Corp.                   54,474                        894
  RFS Hotel Investors, Inc. REIT              82,025                        891
* First Republic Bank                         44,559                        891
  Sandy Spring Bancorp, Inc.                  28,262                        890
* Trex Co., Inc.                              25,200                        890
  Chesapeake Corp. of Virginia                49,799                        889
  First Community Bancorp                     26,992                        889
* Transcontinental Realty
    Investors, Inc. REIT                      50,352                        888
* Gulfmark Offshore, Inc.                     60,120                        887
  Horizon Financial Corp.                     72,460                        885
  Bank Mutual Corp.                           38,270                        885
* Radiant Systems, Inc.                       91,906                        885
* Credit Acceptance Corp.                    138,643                        885
* The Wet Seal, Inc. Class A                  82,123                        884
* Agile Software Corp.                       114,157                        884
* eResearch Technology, Inc.                  52,737                        883
  World Fuel Services Corp.                   43,085                        883
  Cascade Bancorp                             63,788                        882
* UTStarcom, Inc.                             44,447                        881
  Second Bancorp, Inc.                        33,251                        881
* National Golf Properties, Inc. REIT         74,974                        881
  Cash America International Inc.             92,428                        880
  Middlesex Water Co.                         41,957                        880
* The Buckle, Inc.                            48,773                        878
  Unizan Financial Corp.                      44,434                        878
* Energy Partners, Ltd.                       82,011                        878
* Advanced Energy Industries, Inc.            68,962                        877
  JLG Industries, Inc.                       116,404                        877
  MTS Systems Corp.                           87,386                        876
  Seacoast Financial Services Corp.           43,738                        875
* webMethods, Inc.                           106,433                        875

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
                                              SHARES                      (000)
--------------------------------------------------------------------------------
* InterCept, Inc.                             51,634            $           874
* Mothers Work, Inc.                          24,800                        874
* TransMontaigne Inc.                        188,007                        872
* Learning Tree International, Inc.           63,665                        872
  Apogee Enterprises, Inc.                    97,385                        872
  Solutia, Inc.                              239,960                        871
* Veeco Instruments, Inc.                     75,334                        871
* Alliance Data Systems Corp.                 49,100                        870
  Advanced Marketing Services                 59,147                        869
* Esperion Therapeutics, Inc.                122,157                        868
  Myers Industries, Inc.                      80,973                        866
* Brooks-PRI Automation, Inc.                 75,599                        866
* SureBeam Corp.                             214,272                        866
* Extreme Networks, Inc.                     264,040                        863
* Alkermes, Inc.                             137,538                        862
* Tyler Technologies, Inc.                   206,734                        862
* Korn/Ferry International                   115,139                        861
* Avatar Holding, Inc.                        37,366                        859
* Fleetwood Enterprises, Inc.                109,432                        859
  Gorman-Rupp Co.                             36,513                        858
  Ameron International Corp.                  15,548                        857
  Advanta Corp. Class A                       94,869                        852
  CB Bancshares Inc. (HI)                     20,021                        851
* RMH Teleservices, Inc.                      80,967                        850
  NUI Corp.                                   49,158                        848
  Royal Gold, Inc.                            34,000                        847
* United Auto Group, Inc.                     67,896                        847
  SJW Corp.                                   10,839                        846
  Consolidated-Tomoka Land Co.                43,920                        845
* Bone Care International, Inc.               86,870                        845
* Columbia Banking System, Inc.               67,022                        845
  Oxford Industries, Inc.                     32,920                        844
  Bryn Mawr Bank Corp.                        23,022                        843
* MemberWorks, Inc.                           46,806                        842
* Lifeline Systems, Inc.                      37,518                        842
* Newpark Resources, Inc.                    193,275                        841
* World Acceptance Corp.                     110,217                        839
* Insight Enterprises, Inc.                  100,805                        838
* General Maritime Corp.                     112,440                        838
  Lexington Corporate Properties
    Trust REIT                                52,600                        836
* Volt Information Sciences Inc.              48,825                        835
* eSPEED, Inc. Class A                        49,264                        835
* ProBusiness Services, Inc.                  83,449                        834
* Stage Stores, Inc.                          39,645                        834
* Heidrick & Struggles
    International, Inc.                       56,840                        834
* Syms Corp.                                 117,448                        833
  Frontier Financial Corp.                    32,510                        832
  Southwest Bancorp, Inc.                     31,976                        831
* MRO Software Inc.                           68,348                        830
* Dendrite International, Inc.               110,875                        828
* Integra LifeSciences Holdings               46,920                        828
  Greater Delaware Valley
    Savings Bank                              35,215                        826
* Stein Mart, Inc.                           135,293                        825
* Remec, Inc.                                212,550                        825
* Orapharma Inc.                             112,507                        824
* The Sports Authority, Inc.                 117,530                        823
* J. Jill Group, Inc.                         58,761                        821
* American Physicians Capital, Inc.           43,600                        820
* Hologic, Inc.                               67,126                        820
* Moog Inc.                                   26,400                        819
  Central Vermont Public
    Service Corp.                             44,826                        819
  ANFI Inc.                                   55,500                        819
* Lydall, Inc.                                72,067                        818
* Coldwater Creek Inc.                        42,528                        817
  BSB Bancorp, Inc.                           38,898                        816
* Rochester Medical Corp.                     93,739                        816
* Rudolph Technologies, Inc.                  42,508                        814
  Bel Fuse, Inc. Class B                      40,350                        813
  Rock-Tenn Co.                               60,300                        813
* Wabash National Corp.                       96,885                        812
* AAON, Inc.                                  44,050                        812
  Valmont Industries, Inc.                    41,822                        811
* Websense, Inc.                              37,956                        811
* Integrated Defense Technology, Inc.         55,900                        811
* Steven Madden, Ltd.                         44,800                        810
  Bassett Furniture Industries, Inc.          56,461                        809
* Silicon Storage Technology, Inc.           199,821                        807
* SOURCECORP, Inc.                            43,421                        807
  CIRCOR International, Inc.                  50,701                        806
* The Great Atlantic &
    Pacific Tea Co., Inc.                    100,001                        806
* Plains Resources Inc.                       67,883                        804
  Met-Pro Corp.                               55,552                        804
* Boston Beer Co., Inc. Class A               56,214                        804
* The Topps Co., Inc.                         92,172                        802
* ESCO Technologies Inc.                      21,600                        799
* Advanced Medical Optics                     66,764                        799
* Cell Genesys, Inc.                          71,653                        799
  Tremont Corp.                               26,760                        797
* Playboy Enterprises, Inc. Class B           78,714                        797
* CCC Information Services Group              44,900                        797
* Priceline.com Inc.                         497,276                        796
  Equity One, Inc. REIT                       59,400                        793
* Plexus Corp.                                90,279                        793
* Charter Communications, Inc.               668,298                        789
  United Mobile Homes, Inc. REIT              58,112                        787
  Spartan Motors, Inc.                        69,127                        787
* Kopin Corp.                                199,880                        784

--------------------------------------------------------------------------------
                                                                         MARKET
TOTAL STOCK MARKET                                                       VALUE*
INDEX FUND                                    SHARES                      (000)
--------------------------------------------------------------------------------
* Department 56 Inc.                          60,719            $           783
  PMA Capital Corp. Class A                   54,544                        782
* Transkaryotic Therapies, Inc.               78,842                        781
* URS Corp.                                   54,835                        780
  Fleming Cos., Inc.                         118,745                        780
  Banner Corp.                                41,359                        780
  Century Bancorp, Inc. Class A               29,410                        780
* Urban Outfitters, Inc.                      33,036                        779
* Water Pik Technologies, Inc.               105,772                        777
  Presidential Life Corp.                     78,181                        776
* Startek, Inc.                               28,124                        776
  St. Francis Capital Corp.                   33,120                        776
  Angelica Corp.                              37,519                        775
* Mobile Mini, Inc.                           49,427                        775
  Frontier Oil Corp.                          44,925                        774
* CNET Networks, Inc.                        285,093                        773
  R & G Financial Corp. Class B               33,200                        772
  Carpenter Technology Corp.                  61,970                        772
  Innkeepers USA Trust REIT                  100,579                        770
  Equity Inns, Inc. REIT                     127,962                        770
* Powerwave Technologies, Inc.               142,579                        770
* American Pharmaceuticals
    Partners, Inc.                            43,200                        769
* Identix, Inc.                              149,287                        769
* j2 Global Communications, Inc.              40,352                        768
* Shoe Carnival, Inc.                         54,816                        768
* Griffon Corp.                               56,320                        767
  Heritage Financial Corp.                    42,938                        765
  MCG Capital Corp.                           71,200                        765
* Imagistics International Inc.               38,188                        764
* Novoste Corp.                              105,535                        762
  Coastal Bancorp, Inc.                       23,544                        762
  Gentiva Health Services, Inc.               86,365                        761
* RailAmerica, Inc.                          105,988                        760
* Royal Appliance
    Manufacturing Co.                        104,490                        760
  Massbank Corp.                              26,836                        759
  Williams Energy Partners LP                 23,400                        759
* Penwest Pharmaceuticals Co.                 71,614                        759
* Therasense, Inc.                            90,830                        758
* The Neiman Marcus Group, Inc.
    Class B                                   27,740                        758
 * The Boyds Collection, Ltd.                113,876                        757
  WD-40 Co.                                   28,600                        756
  Fisher Communications, Inc.                 14,315                        755
* Openwave Systems Inc.                      377,022                        754
  Thomas Industries, Inc.                     28,900                        753
* Swift Energy Co.                            77,869                        753
* Lexar Media, Inc.                          120,033                        753
* Signal Technology Corp.                     69,763                        752
* Salem Communications Corp.                  30,100                        752
* Keynote Systems Inc.                        96,984                        749
  California Independent Bancorp              30,657                        749
  Federal Agricultural Mortgage
    Corp. Class A                             37,006                        748
* Clayton Williams Energy, Inc.               61,506                        747
  Southern Peru Copper Corp.                  51,847                        747
* Beverly Enterprises, Inc.                  261,257                        745
* Alloy, Inc.                                 67,988                        744
* O'Charley's Inc.                            36,230                        744
* Exult Inc.                                 233,750                        743
  Mid-America Apartment
    Communities, Inc. REIT                    30,400                        743
* Manufacturers' Services Ltd.               133,978                        742
  TF Financial Corp.                          29,984                        741
* ChipPAC, Inc.                              208,647                        741
  Instinet Group Inc.                        174,619                        739
* Kindred Healthcare, Inc.                    40,629                        737
* FreeMarkets, Inc.                          114,516                        737
* Griffin Land & Nurseries, Inc.              50,872                        737
  HF Financial Corp.                          51,464                        736
* OraSure Technologies, Inc.                 134,876                        735
  CTS Corp.                                   94,797                        735
  Blair Corp.                                 31,481                        734
* Movie Gallery, Inc.                         56,368                        733
  Aaron Rents, Inc. Class B                   33,500                        733
* Isis Pharmaceuticals, Inc.                 111,152                        732
* Wackenhut Corrections Corp.                 65,891                        732
* Versicor, Inc.                              67,816                        732
  Superior Uniform Group, Inc.                58,997                        731
* Northwest Pipe Co.                          42,210                        730
  Bedford Property Investors,
    Inc. REIT                                 28,400                        730
* Enesco Group, Inc.                         102,983                        729
* Thomas Nelson, Inc.                         72,737                        729
* Netscreen Technologies, Inc.                43,200                        727
  Aquila, Inc.                               410,590                        727
* Genlyte Group, Inc.                         23,318                        727
  Merchants Bancshares, Inc.                  32,229                        726
* Ultratech Stepper, Inc.                     73,795                        726
* SonicWALL, Inc.                            199,582                        724
  Nu Skin Enterprises, Inc.                   60,500                        724
* Layne Christensen Co.                       88,305                        724
* American Medical Security
    Group, Inc.                               51,747                        723
* PTEK Holdings, Inc.                        164,332                        723
  MutualFirst Financial Inc.                  36,553                        722
  Ampco-Pittsburgh Corp.                      59,374                        722
  Connecticut Bancshares, Inc.                18,766                        722
* Triton PCS, Inc.                           183,206                        720
* Nuevo Energy Co.                            64,823                        720
* The Children's Place
    Retail Stores, Inc.                       67,607                        719
  Investors Title Co.                         31,452                        718

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
                                              SHARES                      (000)
--------------------------------------------------------------------------------
* Chalone Wine Group Ltd.                     87,126            $           718
  Winston Hotels, Inc. REIT                   91,994                        718
  M/I Schottenstein Homes, Inc.               25,800                        717
* Headwaters Inc.                             46,200                        717
* Cole National Corp. Class A                 62,850                        716
* Young Broadcasting Inc.                     54,330                        716
* Kadant Inc.                                 47,689                        715
* National Dentex Corp.                       36,595                        715
  Meridian Bioscience Inc.                   103,835                        714
  Virco Manufacturing Corp.                   70,015                        714
* A.C. Moore Arts & Crafts, Inc.              56,186                        714
  North Valley Bancorp                        39,605                        714
  Dimon Inc.                                 119,012                        714
* Medical Staffing Network
    Holdings, Inc.                            44,592                        713
* MTR Gaming Group Inc.                       89,482                        712
  Methode Electronics, Inc. Class A           64,901                        712
* Unifi, Inc.                                135,611                        712
* Racing Champions ERTL Corp.                 52,100                        711
  X-Rite Inc.                                101,465                        709
* Kulicke & Soffa Industries, Inc.           123,784                        708
* Jos. A. Bank Clothiers, Inc.                33,175                        707
  The Marcus Corp.                            49,788                        707
* EMS Technologies, Inc.                      45,287                        707
  Sizeler Property Investors,
    Inc. REIT                                 76,088                        707
* Transaction Systems
    Architects, Inc.                         108,688                        706
* Wireless Facilities, Inc.                  117,535                        706
* Spanish Broadcasting System, Inc.           98,067                        706
  UniFirst Corp.                              34,946                        706
  Steelcase Inc.                              64,405                        706
* Friendly Ice Cream Corp.                   122,543                        705
* Stanley Furniture Co., Inc.                 30,300                        704
* Pegasus Solutions Inc.                      70,156                        704
* Lifecore Biomedical Inc.                    81,967                        703
  Patriot Bank Corp.                          45,732                        703
  Crawford & Co. Class B                     140,559                        703
* Zymogenetics, Inc.                          70,975                        703
* Tanox, Inc.                                 77,636                        703
* Zebra Technologies Corp. Class B            12,240                        701
* Technical Olympic USA, Inc.                 47,300                        701
* infoUSA Inc.                               140,466                        698
  CPI Corp.                                   48,147                        698
* Telik, Inc.                                 59,700                        696
* Intertrust Technologies Corp.              163,664                        692
* XOMA Ltd.                                  163,649                        692
* Beasley Broadcast Group, Inc.               57,750                        691
* CMGI Inc.                                  703,910                        691
  Lone Star Steakhouse &
    Saloon, Inc.                              35,696                        690
* ArthroCare Corp.                            70,082                        690
  Investors Real Estate Trust REIT            69,000                        689
* Chattem, Inc.                               33,500                        688
* Zoran Corp.                                 48,900                        688
  Community Banks, Inc.                       24,776                        686
* Sequa Corp. Class A                         17,527                        685
* Plains Exploration &
    Production Co.                            70,287                        685
* Buckeye Technology, Inc.                   111,297                        684
* CuraGen Corp.                              147,185                        684
* EZCORP, Inc.                               204,109                        684
* Aviall Inc.                                 84,880                        683
  Atlantic Tele-Network, Inc.                 44,040                        683
* Gartner, Inc. Class B                       72,223                        683
* Casella Waste Systems, Inc.                 76,708                        682
* InFocus Corp.                              110,514                        681
* Wind River Systems Inc.                    165,771                        680
* M&F Worldwide Corp.                        125,657                        679
* Vignette Corp.                             552,772                        678
* Aeropostale, Inc.                           63,892                        675
  AMCOL International Corp.                  116,332                        675
* Kos Pharmaceuticals, Inc.                   35,500                        675
* General Communication, Inc.                100,500                        674
* Mapics Inc.                                 96,977                        674
* SeeBeyond Technology Corp.                 276,959                        673
* Ligand Pharmaceuticals Inc.
    Class B                                  125,243                        673
* Genesco, Inc.                               36,100                        673
* Vicor Corp.                                 81,422                        672
* WatchGuard Technologies, Inc.              105,103                        671
* First Horizon Pharmaceutical Corp.          89,281                        668
  Pilgrim's Pride Corp.                       81,411                        668
  RAIT Investment Trust REIT                  30,900                        667
* Equitable Bank                              18,337                        667
  First Federal Bancshares
    of Arkansas, Inc.                         26,225                        666
* RSA Security Inc.                          111,182                        666
* Intuitive Surgical, Inc.                   108,108                        666
* Florida Banks, Inc.                         76,069                        666
  AMLI Residential Properties
    Trust REIT                                31,200                        664
* Wesco International, Inc.                  120,881                        664
* Navigant International, Inc.                53,742                        663
* Actel Corp.                                 40,840                        662
* Noven Pharmaceuticals, Inc.                 71,705                        662
* ImmunoGen, Inc.                            213,058                        660
* Energy Conversion Devices, Inc.             67,218                        659
* Todd Shipyards Corp.                        50,451                        658
* Tower Automotive, Inc.                     146,177                        658
* Marvel Enterprises Inc.                     73,222                        658
* Pozen Inc.                                 127,583                        657
  Helix Technology Corp.                      58,606                        656
* FuelCell Energy, Inc.                      100,106                        656

--------------------------------------------------------------------------------
                                                                         MARKET
TOTAL STOCK MARKET                                                       VALUE*
INDEX FUND                                    SHARES                      (000)
--------------------------------------------------------------------------------
* Leapfrog Enterprises, Inc.                  26,000            $           654
* Cable Design Technologies Corp.            110,811                        654
  Suffolk Bancorp                             20,626                        652
* Asyst Technologies, Inc.                    88,590                        651
* SciClone Pharmaceuticals, Inc.             204,737                        651
* Conceptus, Inc.                             54,300                        651
* Cray Inc.                                   84,800                        650
* Pixelworks, Inc.                           111,967                        649
* Zomax Inc.                                 152,563                        648
* First Mariner Bancorp, Inc.                 58,869                        648
  South Jersey Industries, Inc.               19,600                        647
* Monolithic System Technology, Inc.          53,500                        646
  Keithley Instruments Inc.                   51,599                        645
  Entertainment Properties Trust REIT         27,400                        644
  American Woodmark Corp.                     13,549                        644
  Glacier Bancorp, Inc.                       27,300                        643
  Florida East Coast Industries, Inc.
    Class B                                   29,133                        643
  Capital City Bank Group, Inc.               16,389                        642
* WellChoice Inc.                             26,700                        639
  Sterling Financial Corp. (PA)               27,012                        639
  Allen Organ Co.                             15,974                        638
  Bridge View Bancorp                         30,983                        638
  American Land Lease, Inc. REIT              45,230                        637
* Charles River Associates Inc.               44,976                        637
* Nashua Corp.                                72,515                        637
* LTX Corp.                                  105,545                        636
  Summit Bancshares, Inc.                     32,488                        634
* Stratus Properties Inc.                     68,611                        631
* Enterasys Networks, Inc.                   404,246                        631
* S1 Corp.                                   141,217                        630
* Specialty Laboratories, Inc.                65,170                        630
* ESS Technology, Inc.                        99,891                        628
* Encore Wire Corp.                           69,413                        628
* Digene Corp.                                54,806                        628
* Drexler Technology Corp.                    49,751                        627
  Schnitzer Steel Industries, Inc.
    Class A                                   29,925                        625
  Associated Estates Realty
    Corp. REIT                                92,587                        625
* Incyte Genomics, Inc.                      136,955                        625
* Ameristar Casinos, Inc.                     44,240                        624
  MFA Mortgage Investments,
    Inc. REIT                                 74,200                        623
  Maine Public Service Co.                    19,454                        623
* NS Group Inc.                               94,974                        619
* Isle of Capri Casinos, Inc.                 46,661                        618
* Viasys Healthcare Inc.                      41,488                        618
* Medarex, Inc.                              156,367                        618
* Impax Laboratories, Inc.                   153,700                        616
  Pulaski Financial Corp.                     28,699                        616
* I.D. Systems, Inc.                         140,398                        615
* PolyMedica Corp.                            19,900                        614
* Input/Output, Inc.                         143,974                        612
* Riverstone Networks, Inc.                  288,533                        612
* BioMarin Pharmaceutical Inc.                86,478                        610
* Spherion Corp.                              90,989                        610
* SonoSite, Inc.                              46,553                        608
* Global Imaging Systems, Inc.                33,100                        608
  Cornerstone Realty Income Trust,
    Inc. REIT                                 76,400                        608
  Park Electrochemical Corp.                  31,600                        607
* DutchFork Bancshares, Inc.                  22,229                        605
  BancFirst Corp.                             12,839                        603
* Hexcel Corp.                               200,421                        601
  Oak Hill Financial, Inc.                    27,824                        600
* Guess ?, Inc.                              142,828                        598
* Stillwater Mining Co.                      111,837                        598
* GameStop Corp.                              61,000                        598
* Connetics Corp.                             49,606                        596
* Alliance Imaging, Inc.                     112,444                        596
  Marine Products Corp.                       60,368                        595
* Virage Logic Corp.                          59,234                        594
* MSC.Software Corp.                          76,884                        594
* Inet Technologies, Inc.                     97,288                        593
* Systems & Computer
    Technology Corp.                          68,932                        593
* Neoforma, Inc.                              49,549                        592
* Lightbridge, Inc.                           96,100                        591
* McDermott International, Inc.              134,504                        589
* Stewart Information Services Corp.          27,500                        588
  Universal Forest Products, Inc.             27,576                        588
  Milacron Inc.                               98,589                        587
* Candela Corp.                               97,404                        585
* Presstek, Inc.                             126,984                        585
* Pericom Semiconductor Corp.                 70,231                        584
* Dura Automotive Systems, Inc.               58,127                        584
  Oregon Trail Financial Corp.                27,996                        583
  Resource America, Inc.                      64,666                        583
* Tenneco Automotive, Inc.                   144,063                        582
  Stepan Co.                                  23,220                        581
* Quality Systems, Inc.                       28,849                        580
  American Home Mortgage
    Holdings, Inc.                            52,600                        579
* Universal Electronics, Inc.                 59,117                        576
* Garden Fresh Restaurant Corp.               57,518                        575
* Centene Corp.                               17,100                        574
  Dover Motorsports, Inc.                    123,365                        574
* NeoPharm, Inc.                              56,362                        572
* Omega Healthcare Investors,
    Inc. REIT                                152,787                        571
* Worldwide Restaurant
    Concepts Inc.                            215,461                        571
  FNB Financial Services Corp.                33,322                        571

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
                                              SHARES                      (000)
--------------------------------------------------------------------------------
* Pegasystems Inc.                           111,612            $           570
* Datastream Systems, Inc.                    89,095                        570
* Insignia Financial Group, Inc.              78,597                        570
  Datascope Corp.                             22,926                        569
* Acmat Corp. Class A                         60,347                        567
  Oshkosh B' Gosh, Inc. Class A               20,200                        567
* Bally Total Fitness Holding Corp.           79,891                        566
* Park-Ohio Holdings Corp.                   135,984                        566
* Micromuse Inc.                             148,085                        566
* Secure Computing Corp.                      88,176                        565
* Merix Corp.                                 67,280                        565
* Prime Hospitality Corp.                     69,330                        565
* Veritas DGC Inc.                            71,427                        564
  First Merchants Corp.                       24,729                        564
* Ulticom, Inc.                               75,188                        563
  California Water Service Group              23,800                        563
* Midway Games Inc.                          134,976                        563
* Vivus, Inc.                                150,828                        563
  First Bancorp (NC)                          23,913                        562
* Liquidmetal Technologies                    54,630                        562
* World Wrestling
    Entertainment, Inc.                       69,737                        561
* On Assignment, Inc.                         65,765                        560
* Collins & Aikman Corp.                     125,899                        560
* PDI, Inc.                                   51,881                        560
* Ixia                                       153,319                        560
* Stratex Networks, Inc.                     252,993                        559
* Sierra Health Services, Inc.                46,420                        558
* Stoneridge, Inc.                            46,847                        557
* CardioDynamics
    International Corp.                      181,468                        557
  Arctic Cat, Inc.                            34,800                        557
  LTC Properties, Inc. REIT                   82,830                        557
  MeriStar Hospitality Corp. REIT             84,178                        556
* Verisity Ltd.                               29,128                        555
* JAKKS Pacific, Inc.                         41,190                        555
* IXYS Corp.                                  78,517                        554
* Mykrolis Corp.                              75,863                        554
* MedCath Corp.                               55,200                        552
* Todhunter International, Inc.               55,986                        551
* Hartmarx Corp.                             225,736                        551
  Keystone Property Trust REIT                32,400                        550
* Theragenics Corp.                          135,943                        548
  HMN Financial, Inc.                         32,537                        548
  Green Mountain Power Corp.                  26,063                        547
* Corixa Corp.                                85,503                        546
* The TriZetto Group, Inc.                    88,968                        546
  Umpqua Holdings Corp.                       29,931                        546
* Interwoven, Inc.                           210,040                        546
* Price Legacy Corp. REIT                    195,031                        546
* Ciber, Inc.                                105,999                        546
* Saxon Capital Inc.                          43,600                        545
* First Consulting Group, Inc.                94,649                        545
* TBC Corp.                                   45,375                        545
* Ace Cash Express, Inc.                      59,367                        544
* OPNET Technologies, Inc.                    67,335                        544
* PLX Technology, Inc.                       139,000                        543
* JDA Software Group, Inc.                    56,261                        543
* Administaff, Inc.                           90,537                        543
* E.piphany Inc.                             130,202                        543
* Bay View Capital Corp.                      94,300                        542
* Nastech Pharmaceutical Co., Inc.            63,397                        542
* ANSYS, Inc.                                 26,656                        538
  Oneida Ltd.                                 48,800                        538
  Oil-Dri Corp. of America                    63,015                        538
  Dover Downs Gaming &
    Entertainment, Inc.                       58,958                        536
  Saul Centers, Inc. REIT                     22,500                        536
* Pharmacopeia, Inc.                          60,032                        535
* Kyphon Inc.                                 62,584                        534
* Immunomedics Inc.                          115,602                        534
* Centennial Communications Corp.
    Class A                                  204,542                        534
* Matria Healthcare, Inc.                     61,271                        532
* Kforce Inc.                                125,971                        532
  AAR Corp.                                  103,206                        531
* Eclipsys Corp.                              99,284                        531
* F5 Networks, Inc.                           49,436                        531
* Symmetricom Inc.                           125,731                        531
* Closure Medical Corp.                       50,614                        530
* ScanSoft, Inc.                             101,937                        530
* Allen Telecom Inc.                          55,969                        530
* Hector Communications Corp.                 41,852                        529
  Fedders Corp.                              186,089                        527
* Corvis Corp.                               740,621                        526
  Applied Industrial Technology, Inc.         27,800                        525
* AMC Entertainment, Inc.                     59,300                        525
  Curtiss-Wright Corp. Class B                 8,412                        524
  New England Business Service, Inc.          21,400                        522
* TiVo Inc.                                   99,645                        521
* 1-800-FLOWERS.COM, Inc.                     83,325                        521
* Oregon Steel Mills, Inc.                   129,328                        520
* Digital Insight Corp.                       59,766                        519
* Clarus Corp.                                92,386                        519
* Saga Communications, Inc.                   27,300                        519
* Torch Offshore, Inc.                        95,100                        518
* New Focus, Inc.                            134,699                        517
* XM Satellite Radio Holdings, Inc.          192,200                        517
* Cirrus Logic                               179,310                        516
* Quanta Services, Inc.                      147,471                        516
* Gene Logic Inc.                             81,833                        515
  Ryerson Tull, Inc.                          84,265                        514
  Seaboard Corp.                               2,140                        514
  Interface, Inc.                            167,273                        514

--------------------------------------------------------------------------------
                                                                         MARKET
TOTAL STOCK MARKET                                                       VALUE*
INDEX FUND                                    SHARES                      (000)
--------------------------------------------------------------------------------
* Raindance Communications, Inc.             158,973            $           513
* InfoSpace, Inc.                             60,742                        513
* Tollgrade Communications, Inc.              43,672                        512
* EPIQ Systems, Inc.                          33,400                        512
* Concurrent Computer Corp.                  177,509                        511
* Team, Inc.                                  65,815                        510
* Lancer Corp.                                54,813                        510
* Cell Therapeutics, Inc.                     70,111                        510
  BNP Residential Properties,
    Inc. REIT                                 50,006                        508
* Traffix, Inc.                              156,033                        507
* Sapient Corp.                              245,757                        504
* Regent Communications, Inc.                 85,193                        503
* Medical Action Industries Inc.              46,400                        503
* Applica Inc.                               100,609                        503
* SangStat Medical Corp.                      44,500                        503
  Midland Co.                                 26,413                        502
* LodgeNet Entertainment Corp.                46,800                        500
  First Keystone Financial, Inc.              31,203                        499
* Jarden Corp.                                20,900                        499
* Anaren, Inc.                                56,670                        499
* Goody's Family Clothing                    112,317                        499
* Axsys Technologies, Inc.                    63,918                        499
* Cysive, Inc.                               184,029                        497
* Information Holdings Inc.                   32,000                        497
* Plug Power, Inc.                           110,608                        497
* Champion Enterprises, Inc.                 174,132                        496
* I-STAT Corp.                               124,038                        496
* Embarcadero Technologies, Inc.              82,954                        495
  Team Financial, Inc.                        48,142                        493
  Gevity HR, Inc.                            121,762                        493
* Concord Communications, Inc.                54,725                        492
  GBC Bancorp                                 25,284                        489
  L.S. Starrett Co. Class A                   29,464                        489
  Citizens First Financial Corp.              19,313                        489
* Bio-Technology General Corp.               152,512                        488
  Alamo Group, Inc.                           39,806                        488
* Carriage Services, Inc.                    122,414                        487
  West Pharmaceutical
    Services, Inc.                            19,900                        486
* Tweeter Home Entertainment
    Group, Inc.                               84,000                        486
* Metrologic Instruments, Inc.                62,900                        484
* Kendle International Inc.                   55,025                        484
  Cadmus Communications                       43,586                        484
* Dynamics Research Corp.                     34,554                        484
* Daisytek International Corp.                60,977                        484
* Aether Systems, Inc.                       128,450                        483
* SPSS, Inc.                                  34,379                        481
  Medallion Financial Corp.                  123,226                        481
* Mesa Air Group Inc.                        118,060                        481
* Lazare Kaplan International, Inc.           88,148                        480
* ePlus Inc.                                  67,998                        479
* Artisan Components, Inc.                    31,064                        479
* OmniVision Technologies, Inc.               35,300                        479
* Metro One
    Telecommunications, Inc.                  74,184                        478
* Cepheid, Inc.                               93,680                        478
* ATP Oil & Gas Corp.                        117,264                        477
  Union Bankshares Corp.                      17,500                        477
  Greater Community Bancorp                   29,803                        477
  Tompkins Trustco, Inc.                      10,800                        476
* Neogen Corp.                                32,300                        474
  Financial Institutions, Inc.                16,100                        473
* IDT Corp.                                   27,238                        471
* MTC Technologies, Inc.                      18,600                        471
* Strategic Distribution, Inc.                36,940                        469
* Inktomi Corp.                              293,149                        469
* Inrange Technologies Corp.                 198,836                        467
* FSI International, Inc.                    103,786                        467
* Central Garden and Pet Co.                  25,200                        466
* Mail-Well, Inc.                            186,075                        465
* RadiSys Corp.                               58,278                        465
  Deltic Timber Corp.                         17,400                        465
  Gibraltar Steel                             24,400                        465
  Standard Motor Products, Inc.               35,708                        464
* ScanSource, Inc.                             9,400                        463
* PriceSmart, Inc.                            19,895                        462
* California Amplifier, Inc.                  91,460                        458
* PC-Tel, Inc.                                67,425                        457
* Nu Horizons Electronics Corp.               78,965                        456
* Altiris, Inc.                               28,600                        455
* Phoenix Technologies Ltd.                   78,832                        455
* Asbury Automotive Group, Inc.               54,030                        454
* Norstan, Inc.                               90,185                        454
* Magma Design Automation, Inc.               47,348                        454
* SRA International, Inc.                     16,700                        452
* Casual Male Retail Group, Inc.             116,787                        452
* Dave & Busters, Inc.                        51,935                        449
* United PanAm Financial Corp.                71,659                        448
  First Busey Corp.                           19,402                        447
* Wild Oats Markets Inc.                      43,300                        447
  Timberline Software Corp.                   75,954                        447
* Skechers U.S.A., Inc.                       52,493                        446
* Correctional Services Corp.                153,360                        445
* Mastec Inc.                                150,396                        444
* Ribapharm Inc.                              67,700                        443
* J & J Snack Foods Corp.                     12,400                        443
  OM Group, Inc.                              64,272                        442
  HEICO Corp.                                 41,670                        442
* Celeritek, Inc.                             66,315                        442
* Trover Solutions, Inc.                      80,800                        441
* Xicor, Inc.                                118,211                        441
* Parker Drilling Co.                        198,437                        441

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
                                              SHARES                      (000)
--------------------------------------------------------------------------------
* PC Connection, Inc.                         86,785            $           440
* Horizon Offshore, Inc.                      88,034                        438
* Sonus Networks, Inc.                       437,939                        438
* iGATE Corp.                                167,026                        438
* Pinnacle Entertainment, Inc.                63,123                        437
* American Residential Investment
    Trust, Inc. REIT                         109,840                        437
  Cohu, Inc.                                  29,723                        437
  Apex Mortgage Capital, Inc. REIT            66,730                        436
* Artesyn Technologies, Inc.                 113,544                        436
* NYFIX, Inc.                                 96,808                        436
* PharmaNetics, Inc.                          62,589                        435
* OneSource Information
    Services, Inc.                            56,300                        434
  Talx Corp.                                  33,500                        433
  General Cable Corp.                        113,839                        433
* Health Management Systems, Inc.            120,129                        432
  Calgon Carbon Corp.                         87,421                        432
* Embrex, Inc.                                38,781                        432
* Universal American Financial Corp.          73,399                        427
* Packeteer, Inc.                             62,215                        427
* BE Aerospace, Inc.                         117,005                        426
* Tier Technologies, Inc.                     26,600                        426
* Opsware, Inc.                              239,148                        423
* TriPath Imaging, Inc.                      157,486                        422
* CoorsTek, Inc.                              16,500                        422
  Anworth Mortgage Asset
    Corp. REIT                                33,500                        421
* iManage, Inc.                              131,368                        420
  Vesta Insurance Group, Inc.                152,514                        419
* Aclara Biosciences, Inc.                   199,710                        419
  ISCO, Inc.                                  52,412                        419
* Robert Mondavi Corp. Class A                13,500                        419
* LookSmart, Ltd.                            168,731                        418
  Newcastle Investment Corp. REIT             26,200                        418
* Computer Horizons Corp.                    127,897                        418
  Ameriserv Financial Inc.                   146,559                        418
* 4Kids Entertainment Inc.                    18,900                        417
  United Community Financial Corp.            48,224                        417
  Main Street Banks, Inc.                     21,683                        416
* SuperGen, Inc.                             114,290                        415
* PracticeWorks Inc.                          52,471                        415
* ILEX Oncology, Inc.                         58,684                        414
* SeaChange International, Inc.               67,365                        414
* Tesoro Petroleum Corp.                      91,500                        414
* Superior Consultant Holdings Corp.         156,588                        413
* MedAmicus, Inc.                             48,700                        412
* Buca, Inc.                                  49,400                        411
  Tennant Co.                                 12,600                        411
  Sterling Bancorp                            15,600                        411
* Zix Corp.                                   93,074                        410
* NASSDA Corp.                                36,500                        410
* Universal Display Corp.                     51,834                        409
* Century Business Services, Inc.            154,127                        408
* Aspect Medical Systems, Inc.               120,469                        408
* Pathmark Stores, Inc.                       80,512                        408
* Electro Rent Corp.                          33,600                        407
* Harmonic, Inc.                             176,978                        407
* Global Payment Tech Inc.                    73,317                        407
  Capital Bank Corp.                          31,385                        406
* Strategic Diagnostics Inc.                 123,000                        406
* NetRatings, Inc.                            56,368                        406
  Deb Shops, Inc.                             18,254                        405
* Zygo Corp.                                  57,969                        405
* Revlon, Inc. Class A                       132,392                        405
* Fairchild Corp.                             81,572                        405
* Finisar Corp.                              424,611                        403
  Metris Cos., Inc.                          163,202                        403
  First Indiana Corp.                         21,766                        403
* Alexion Pharmaceuticals, Inc.               28,483                        402
  First Union Real Estate REIT               225,662                        402
* TransPro Inc.                               71,636                        401
* Reading International Inc. Class A         103,344                        401
* Arena Pharmaceuticals, Inc.                 61,559                        401
* Range Resources Corp.                       74,200                        401
* Silicon Graphics, Inc.                     354,581                        401
* Footstar Inc.                               57,485                        400
  Integra Bank Corp.                          22,355                        398
* Docucorp International, Inc.                60,080                        398
* W.R. Grace & Co.                           202,887                        398
  Urstadt Biddle Properties REIT              31,452                        398
  Jacksonville Bancorp, Inc.                  14,195                        397
* Dobson Communications Corp.                179,522                        397
* UnitedGlobalCom Inc. Class A               164,995                        396
* QRS Corp.                                   59,910                        395
* Ditech Communications Corp.                181,204                        395
* ManTech International Corp.                 20,700                        395
  Leeds Federal Bankshares Inc.               12,340                        394
* U.S. Industries, Inc.                      149,521                        393
* Capital Pacific Holdings, Inc.             120,964                        393
* Telular Corp.                              104,911                        392
  Haverty Furniture Cos., Inc.                28,100                        391
* Arris Group Inc.                           109,128                        390
* Galyan's Trading Co.                        38,944                        389
* Lexicon Genetics Inc.                       82,052                        388
* OMI Corp.                                   94,300                        388
* Safeguard Scientifics, Inc.                284,698                        387
* Entrust, Inc.                              115,002                        386
* Alaris Medical, Inc.                        63,200                        386
* CompuCom Systems, Inc.                      68,700                        385
* American Healthways Inc.                    22,000                        385
  Fidelity Bankshares, Inc.                   21,400                        383
* Integral Systems, Inc.                      19,082                        383
  Comm Bancorp, Inc.                          10,821                        382

--------------------------------------------------------------------------------
                                                                         MARKET
TOTAL STOCK MARKET                                                       VALUE*
INDEX FUND                                    SHARES                      (000)
--------------------------------------------------------------------------------
  German American Bancorp                     24,487            $           381
* Foamex International, Inc.                 120,457                        381
* Inverness Medical Innovations, Inc.         28,852                        379
  Standex International Corp.                 15,900                        379
* Novavax, Inc.                              145,643                        379
* Progenics Pharmaceuticals, Inc.             56,842                        379
  Chester Valley Bancorp                      16,705                        379
* CyberSource Corp.                          154,026                        377
* MatrixOne, Inc.                             87,620                        377
* National Beverage Corp.                     24,600                        376
* PLATO Learning, Inc.                        63,192                        375
* MSCi, Inc.                                  78,993                        375
* Midas Inc.                                  58,335                        375
* America's Car-Mart, Inc.                    29,400                        375
* SupportSoft, Inc.                           95,111                        375
* CoStar Group, Inc.                          20,300                        375
* C-COR Electronics, Inc.                    112,714                        374
* ResortQuest International, Inc.             99,100                        374
* SITEL Corp.                                309,491                        371
  Baldwin & Lyons, Inc. Class B               15,741                        371
* hi/fn, inc                                  64,094                        370
* Allied Healthcare International Inc.        84,026                        369
  Sturm, Ruger & Co., Inc.                    38,500                        368
* Akamai Technologies, Inc.                  212,713                        368
* U.S. Energy Corp.                          119,454                        368
* Spectranetics Corp.                        150,121                        368
* Computer Task Group, Inc.                  105,035                        367
* Expedia Inc.
    Warrants Exp. 2/4/2009                    10,207                        366
* Prime Group Realty Trust REIT               79,018                        364
* Select Comfort Corp.                        38,700                        364
* P.A.M. Transportation Services, Inc.        14,400                        363
  BCSB Bankcorp, Inc.                         26,349                        362
* Loral Space & Communications               841,532                        362
* Microtune, Inc.                            115,482                        361
* CryoLife Inc.                               52,746                        360
* America Service Group Inc.                  21,300                        360
* ParkerVision, Inc.                          44,098                        360
  Great Lakes, Inc. REIT                      21,600                        360
* Lakes Entertainment, Inc.                   66,500                        359
* DVI, Inc.                                   47,469                        358
* Steak n Shake Co.                           35,804                        358
  McMoRan Exploration Co.                     70,156                        358
* Titanium Metals Corp.                      187,272                        358
* Integrated Electrical Services, Inc.        92,889                        358
  Old Second Bancorp, Inc.                     9,632                        356
* Manugistics Group, Inc.                    148,089                        355
* Merit Medical Systems, Inc.                 17,768                        354
  Ziegler Cos., Inc.                          24,576                        354
* Blue Rhino Corp.                            20,300                        353
* Planar Systems, Inc.                        17,100                        353
* Hanger Orthopedic Group, Inc.               26,700                        351
* VaxGen, Inc.                                18,168                        351
* Integrated Silicon Solution, Inc.           80,367                        350
* Concerto Software Inc.                      51,643                        349
  Nash-Finch Co.                              45,066                        348
* Indevus Pharmaceuticals, Inc.              162,731                        348
* The Smith & Wollensky
    Restaurant Group, Inc.                    99,400                        348
* ON Semiconductor Corp.                     253,324                        347
* Genesee & Wyoming Inc. Class A              17,000                        346
* TechTeam Global, Inc.                       46,500                        345
* Elizabeth Arden, Inc.                       23,300                        345
* Digitas Inc.                                99,610                        345
* La Jolla Pharmaceutical Co.                 52,968                        344
  U.S. Restaurant Properties,
    Inc. REIT                                 24,400                        344
* Applied Innovation Inc.                    113,138                        343
  Robbins & Myers, Inc.                       18,600                        342
  First Essex Bancorp, Inc.                   10,200                        341
* Daily Journal Corp.                         14,175                        340
* Navigant Consulting, Inc.                   57,630                        340
* Microsemi Corp.                             55,787                        340
* SCS Transportation, Inc.                    34,257                        339
* aaiPharma Inc.                              24,200                        339
* Magnatek, Inc.                              76,178                        338
* Redback Networks Inc.                      402,616                        338
  West Coast Bancorp                          22,300                        338
* KCS Energy, Inc.                           197,444                        338
  Hopfed Bancorp, Inc.                        25,295                        337
* Blount International, Inc.                  87,997                        335
* Sharper Image Corp.                         19,200                        335
* Stellent Inc.                               75,334                        334
* ePresence, Inc.                            172,311                        334
* Rubio's Restaurants, Inc.                   54,000                        334
* The Good Guys, Inc.                        180,560                        334
* Alcide Corp.                                22,591                        333
* Serologicals Corp.                          30,228                        333
* First Banks America, Inc.                    8,200                        332
* Martha Stewart Living
    Omnimedia, Inc.                           33,649                        332
  BMC Industries, Inc.                       211,416                        332
* West Marine, Inc.                           24,200                        331
* Wiser Oil Co.                               96,248                        331
* Badger Paper Mills, Inc.                    45,643                        330
  Sanderson Farms, Inc.                       15,800                        330
* Checkers Drive-In Restaurants, Inc.         52,741                        330
  Codorus Valley Bancorp, Inc.                21,662                        330
* Maxygen Inc.                                43,288                        330
* Maxxam Inc.                                 35,429                        329
* Actuate Software Corp.                     186,129                        329
  Troy Financial Corp.                        12,179                        329
* Paragon Technologies, Inc.                  38,730                        328
* Big 5 Sporting Goods Corp.                  30,400                        328

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
                                              SHARES                      (000)
--------------------------------------------------------------------------------
* Inforte Corp.                               42,304            $           328
* Trans World Entertainment Corp.             90,269                        328
* DiamondCluster International, Inc.         104,155                        327
* Gart Sports Co.                             16,900                        327
  Paul Mueller Co.                            10,768                        327
* 3 Dimensional
    Pharmaceuticals Inc.                     102,420                        327
* Ocwen Financial Corp.                      115,861                        324
* Infinity, Inc.                              39,200                        324
* Dick's Sporting Goods, Inc.                 16,900                        324
* Numerical Technologies, Inc.                93,166                        322
* Computer Programs and
    Systems Inc.                              13,000                        322
* Workflow Management, Inc.                  150,793                        321
* MarketWatch.com, Inc.                       65,514                        320
* DJ Orthopedics Inc.                         84,900                        319
* Cardinal Financial Corp.                    73,377                        319
* Advanced Magnetics, Inc.                    75,910                        319
* Alliance Semiconductor Corp.                80,667                        317
* Liberate Technologies, Inc.                221,638                        317
* Handspring, Inc.                           333,209                        317
* CSS Industries, Inc.                         9,500                        314
* ABIOMED, Inc.                               86,309                        314
* Transmeta Corp.                            265,424                        311
* Switchboard Inc.                           103,589                        310
* Retek Inc.                                 113,445                        309
* Portfolio Recovery
    Associates, Inc.                          16,900                        308
* ValueClick, Inc.                           110,537                        308
* Spherix Inc.                                41,077                        308
  S.Y. Bancorp, Inc.                           8,300                        308
  CompX International Inc.                    36,597                        306
* Hovnanian Enterprises                        9,650                        306
* America West Holdings Corp.
    Class B                                  169,867                        306
* Paradyne Networks, Inc.                    238,707                        306
  Lawson Products, Inc.                        9,832                        305
* Oak Technology, Inc.                       114,771                        304
* Sykes Enterprises, Inc.                     92,459                        303
* Sipex Corp.                                 81,878                        303
* Lowrance Electronics, Inc.                  48,833                        302
* Kirkland's, Inc.                            26,700                        302
* BioSphere Medical Inc.                      45,700                        301
* Durect Corp.                               148,904                        301
  Capitol Bancorp Ltd.                        12,937                        300
* FalconStor Software, Inc.                   77,231                        300
  Washington Trust Bancorp, Inc.              15,343                        300
* CKE Restaurants Inc.                        69,569                        299
* A.M. Castle & Co.                           65,486                        298
* Latitude Communications, Inc.              194,617                        298
  State Financial Services Corp.
    Class A                                   17,726                        297
  Banc Corp.                                  38,232                        297
* Charlotte Russe Holding Inc.                27,800                        295
* Ramtron International Corp.                105,277                        295
* Bottomline Technologies, Inc.               48,800                        295
  Kaman Corp. Class A                         26,788                        295
* Impco Technologies Inc.                     62,826                        295
  Gray Television, Inc.                       30,200                        294
* Ceres Group, Inc.                          153,234                        294
* Aware, Inc.                                134,947                        294
* Art Technology Group, Inc.                 236,434                        293
* Captaris Inc.                              121,998                        293
  Penford Corp.                               20,743                        292
* OSI Systems Inc.                            17,200                        292
* InterVoice, Inc.                           135,019                        292
* Interpore International                     45,500                        291
* Hall, Kinion & Associates, Inc.             52,025                        291
* Hibbett Sporting Goods, Inc.                12,156                        291
* Daktronics, Inc.                            21,700                        290
* Investors Capital Holdings, Ltd.           151,295                        287
* Primus Telecommunications
    Group, Inc.                              142,930                        286
* MRV Communications Inc.                    267,027                        286
  Bedford Bancshares, Inc.                    18,078                        285
* Talk America Holdings, Inc.                 50,799                        284
* Digi International, Inc.                    97,579                        284
* Value City Department Stores, Inc.         155,031                        284
* Nabi Biopharmaceuticals                     45,742                        284
* Inspire Pharmaceuticals, Inc.               30,200                        282
* Interstate Hotels & Resorts, Inc.           58,553                        281
* The Exploration Co. of Delaware             94,300                        281
* Liquid Audio, Inc.                         114,175                        281
* MGI Pharma, Inc.                            38,717                        281
* Aurora Foods Inc.                          359,828                        281
* Herley Industries Inc.                      16,100                        280
  Skyline Corp.                                9,500                        280
* COMARCO, Inc.                               32,368                        280
* Answerthink Consulting Group, Inc.         111,468                        279
* Crown Media Holdings, Inc.                 123,240                        279
* Osmonics, Inc.                              16,400                        278
* Lithia Motors, Inc.                         17,700                        278
* PRAECIS Pharmaceuticals Inc.                85,309                        277
* Ask Jeeves, Inc.                           108,273                        277
* Eden Bioscience Corp.                      193,619                        277
* Midwest Express Holdings, Inc.              51,728                        277
* Giant Industries, Inc.                      93,508                        276
  SWS Group, Inc.                             20,300                        275
* Forgent Networks, Inc.                     164,155                        274
* Valence Technology Inc.                    206,037                        274
* Sonic Innovations, Inc.                     71,607                        273
* Ampal-American Israel Corp.                114,108                        273
* Geron Corp.                                 75,755                        273
* ILX Resorts Inc.                            34,176                        270

--------------------------------------------------------------------------------
                                                                         MARKET
TOTAL STOCK MARKET                                                       VALUE*
INDEX FUND                                    SHARES                      (000)
--------------------------------------------------------------------------------
* Comfort Systems USA, Inc.                   80,594            $           270
* InKine Pharmaceutical Co., Inc.            165,636                        270
* Wellsford Real Properties Inc.              17,074                        269
* Keystone Automotive
    Industries, Inc.                          17,900                        269
  LaSalle Hotel Properties REIT               19,200                        269
* Stamps.com Inc.                             57,441                        268
* 3Tec Energy Corp.                           18,900                        268
* Proton Energy Systems, Inc.                 89,341                        268
* Roxio, Inc.                                 56,118                        268
* Harvest Natural Resources, Inc.             40,500                        267
* Three-Five Systems, Inc.                    41,440                        267
  Ramco-Gershenson Properties
    Trust REIT                                13,500                        267
  CityBank Lynnwood WA                        10,765                        266
  Peoples Bancorp, Inc.                       10,400                        266
* Sirenza Microdevices, Inc.                 147,567                        266
* Proxim Corp. Class A                       305,289                        266
* Katy Industries, Inc.                       77,069                        265
* APAC Teleservices, Inc.                    113,013                        264
* Luminex Corp.                               64,288                        264
* Terayon Communications
    Systems, Inc.                            128,835                        264
* Danielson Holdings Corp.                   188,455                        264
  Port Financial Corp.                         5,900                        263
* Capstone Turbine Corp.                     292,061                        263
* Exact Sciences Corp.                        24,200                        262
* Next Level Communications, Inc.            322,892                        262
* Neurogen Corp.                              71,833                        261
* Gadzooks, Inc.                              55,368                        260
* Avigen, Inc.                                45,312                        259
* TSR, Inc.                                   50,147                        258
* Somera Communications, Inc.                 95,462                        258
  IBERIABANK Corp.                             6,400                        257
  Courier Corp.                                5,600                        257
  Urstadt Biddle Properties
    Class A REIT                              23,100                        256
* LCC International, Inc. Class A            130,537                        255
* Allied Holdings, Inc.                       78,035                        254
  Northwestern Corp.                          49,900                        253
* Diametrics Medical, Inc.                   153,549                        253
* Huttig Building Products, Inc.              88,860                        253
* Gerber Scientific, Inc.                     62,364                        253
  Bank of Granite Corp.                       14,468                        253
* Aspect Communications Corp.                 89,136                        253
  Bush Industries, Inc.                       52,017                        252
  Wainwright Bank & Trust Co.                 28,463                        251
* Greka Energy Corp.                          63,660                        251
  Hubbell Inc. Class A                         7,600                        251
  United Industrial Corp.                     15,700                        251
* Visual Networks, Inc.                      172,462                        250
* Juno Lighting, Inc.                         25,801                        249
* Witness Systems, Inc.                       72,390                        249
* Neoware Systems, Inc.                       16,700                        249
* Friedman, Billings, Ramsey
    Group, Inc.                               26,600                        249
* Selectica, Inc.                             92,165                        249
* Hanmi Financial Corp.                       14,800                        248
* Cleveland-Cliffs Iron Co.                   12,500                        248
* United States Exploration, Inc.            156,800                        248
* Mesaba Holdings, Inc.                       40,425                        247
* Digimarc Corp.                              21,800                        247
* Main Street & Main, Inc.                   116,400                        247
  CoBiz Inc.                                  16,600                        246
* Republic Bancshares, Inc.                   12,500                        246
* Portal Software, Inc.                      303,432                        245
* SONUS Pharmaceuticals, Inc.                115,617                        245
  Farmers Capital Bank Corp.                   7,354                        245
* TTM Technologies, Inc.                      73,808                        244
  Stifel Financial Corp.                      21,905                        244
* Unity Bancorp, Inc.                         29,559                        244
* The Penn Traffic Co.                        69,447                        243
* Global Power Equipment Group Inc.           49,185                        242
* Citizens, Inc.                              32,300                        242
* Group 1 Software, Inc.                      20,264                        242
* Young Innovations, Inc.                     10,400                        242
* Applied Films Corp.                         12,100                        242
* NetSolve, Inc.                              35,800                        242
* Vastera, Inc.                               42,700                        241
  Intermet Corp.                              57,206                        240
* ANADIGICS, Inc.                             93,090                        240
  Stephan Co.                                 69,807                        240
  Pope & Talbot, Inc.                         16,800                        240
* Dyax Corp.                                 133,081                        240
* Nuance Communications Inc.                  96,455                        239
* Championship Auto Racing
    Teams, Inc.                               64,500                        239
  Tech/Ops Sevcon, Inc.                       46,681                        238
* Multex.com Inc.                             56,545                        237
* SM&A Corp.                                  64,344                        237
  Cascade Natural Gas Corp.                   11,800                        236
* Sunrise Telecom Inc.                       132,348                        234
  Boston Communications
    Group, Inc.                               18,400                        234
* Netegrity, Inc.                             71,847                        234
* Cavalier Homes, Inc.                       120,127                        233
* VitalWorks Inc.                             60,310                        232
* Bioreliance Corp.                           10,000                        232
* Interep National Radio Sales, Inc.          98,600                        230
* Humphrey Hospitality Trust,
    Inc. REIT                                116,911                        229
* SRI/Surgical Express, Inc.                  40,315                        229
* eCollege.com Inc.                           66,231                        228
* PetroQuest Energy, Inc.                     55,000                        228

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
                                              SHARES                      (000)
--------------------------------------------------------------------------------
* TheStreet.com, Inc.                         77,758            $           228
  CCBT Financial Cos. Inc.                     8,854                        227
* Protection One, Inc.                       113,561                        227
* SeraCare Life Sciences, Inc.                37,801                        227
* DHB Industries, Inc.                       136,600                        227
* Catalytica Energy Systems, Inc.             81,999                        226
* Mechanical Technology Inc.                 135,451                        226
* Net2Phone, Inc.                             55,845                        226
* Xanser Corp.                               143,034                        226
* Variagenics, Inc.                          164,630                        226
* Omnova Solutions Inc.                       55,875                        225
* Allos Therapeutics Inc.                     29,700                        223
* Autobytel Inc.                              79,701                        223
* DigitalThink, Inc.                         127,470                        223
  Peapack Gladstone Financial Corp.            6,500                        223
* Catalina Lighting, Inc.                     23,200                        220
* Aphton Corp.                                56,649                        220
* Sterling Financial Corp. (Spokane)          11,688                        220
* DT Industries, Inc.                         84,200                        220
* Ventiv Health, Inc.                        110,337                        220
  Psychemedics Corp.                          23,437                        219
* Management Network Group Inc.              145,690                        219
* Excel Technology, Inc.                      12,200                        218
* Covenant Transport, Inc.                    11,500                        218
* Graphic Packaging
    International Corp.                       38,600                        218
* Saba Software, Inc.                        205,290                        218
  Center Trust, Inc. REIT                     27,800                        217
* Oplink Communications, Inc.                273,711                        216
* General Binding Corp.                       25,387                        215
* II-VI, Inc.                                 13,400                        215
* Integrated Telecom Express, Inc.           134,867                        214
  Partners Trust Financial Group, Inc.        13,300                        214
* Dynacq International, Inc.                  14,900                        214
* Capital Title Group, Inc.                   83,952                        214
* IDine Rewards Network Inc.                  20,100                        213
* Aradigm Corp.                              131,617                        213
* Glenayre Technologies, Inc.                186,956                        213
* Ciphergen Biosystems, Inc.                  61,701                        213
* Microvision, Inc.                           39,900                        212
* NetFlix.com, Inc.                           19,200                        211
  D&E Communications, Inc.                    25,251                        211
* Computer Network
    Technology Corp.                          29,700                        211
* Information Resources, Inc.                131,729                        211
* Edgewater Technology, Inc.                  44,534                        210
* Zoltek Cos., Inc.                           95,221                        209
* Numerex Corp.                               83,426                        209
* Jupitermedia Corp.                          83,747                        209
* Royale Energy, Inc.                         41,051                        208
* Netro Corp.                                 76,090                        208
  CT Communications, Inc.                     18,345                        207
* BroadVision, Inc.                           60,734                        207
* Time Warner Telecom Inc.                    97,741                        206
* Epicor Software Corp.                      164,925                        206
* ITLA Capital Corp.                           6,200                        206
* FTD, Inc.                                   12,900                        205
* Green Mountain Coffee
    Roasters, Inc.                            13,600                        205
* Mobius Management
    Systems, Inc.                             85,497                        205
* MIPS Technologies, Inc. Class B             71,209                        205
* Vitria Technology, Inc.                    273,218                        205
  Habersham Bancorp                           11,491                        205
* MedSource Technologies, Inc.                31,400                        204
* Extended Systems Inc.                      107,686                        204
* Resonate Inc.                              113,916                        202
* Gallery of History, Inc.                    53,902                        201
* Party City Corp.                            16,700                        200
* LabOne, Inc.                                11,300                        200
  National Service Industries, Inc.           27,887                        200
* Aksys, Ltd.                                 37,528                        199
  Provident Bancorp, Inc.                      6,400                        199
* Quovadx, Inc.                               81,356                        197
* Medialink Worldwide, Inc.                   59,611                        197
  Firstfed America Bancorp, Inc.               7,900                        196
* Kmart Corp.                                981,089                        196
* RTI International Metals                    19,400                        196
* Acclaim Entertainment Inc.                 295,419                        195
* Synalloy Corp.                              46,335                        195
* LMI Aerospace, Inc.                         89,603                        194
* Finish Line, Inc.                           18,300                        193
  Penn Engineering &
    Manufacturing Corp.                       18,100                        193
* Interland Inc.                             148,019                        192
* Red Robin Gourmet Burgers                   15,100                        192
* Gabelli Asset Management Inc.                6,400                        192
* Franklin Electronic Publishers, Inc.       122,940                        192
* Maxim Pharmaceuticals, Inc.                 65,811                        190
* Emisphere Technologies, Inc.                54,166                        188
* Active Power, Inc.                         105,800                        188
* Comshare Inc.                               87,502                        188
* Arden Group Inc. Class A                     3,100                        188
* Syntroleum Corp.                           108,277                        187
* Republic First Bancorp, Inc.                28,700                        187
  Ennis Business Forms, Inc.                  16,000                        186
* Ultimate Electronics, Inc.                  18,300                        186
  PrivateBancorp, Inc.                         4,900                        185
  Royal Bancshares
    of Pennsylvania, Inc.                      8,641                        185
  North Pittsburgh Systems, Inc.              13,500                        184
* AZZ Inc.                                    14,798                        184
* Chordiant Software, Inc.                   127,359                        183
* Darling International, Inc.                102,344                        183

--------------------------------------------------------------------------------
                                                                         MARKET
TOTAL STOCK MARKET                                                       VALUE*
INDEX FUND                                    SHARES                      (000)
--------------------------------------------------------------------------------
* BTU International, Inc.                     86,488            $           182
* HomeStore, Inc.                            213,652                        182
* Sanchez Computer
    Associates, Inc.                          63,045                        182
* Optical Communication
    Products, Inc.                           168,034                        181
* Frontier Airlines, Inc.                     26,800                        181
* Cellstar Corp.                              31,715                        181
* Centra Software, Inc.                      180,377                        180
* Caliper Technologies Corp.                  59,893                        180
* Pegasus Communications Corp.
    Class A                                  137,040                        180
* BSQUARE Corp.                              142,047                        179
* Cone Mills Corp.                           104,013                        179
* E-LOAN, Inc.                                96,292                        178
* MIPS Technologies, Inc.                     58,706                        178
* Redhook Ale Brewery, Inc.                   86,380                        178
* Harvard Bioscience, Inc.                    53,902                        178
* Meridian Medical Technologies, Inc.          4,000                        178
* Ethyl Corp.                                 27,342                        177
  Amerivest Properties, Inc.                  28,600                        177
  NASB Financial Inc.                          7,700                        177
* Coeur D'Alene Mines Corp.                   91,439                        176
* Internet Capital Group, Inc.               484,628                        174
* Hycor Biomedical Inc.                       87,063                        174
* Illumina, Inc.                              51,278                        173
* Digital Impact, Inc.                        90,829                        173
* MetaSolv, Inc.                             125,635                        172
  Lillian Vernon Corp.                        41,937                        172
* At Road, Inc.                               41,600                        172
* Factory 2-U Stores Inc.                     50,360                        172
* Viewpoint Corp.                             91,539                        171
* Avici Systems Inc.                          47,809                        171
* MicroStrategy Inc.                          11,316                        171
* Powell Industries, Inc.                     10,000                        171
* UAL Corp.                                  119,186                        170
* AtheroGenics, Inc.                          23,000                        170
* Consumer Portfolio Services, Inc.           81,480                        170
* Edison Schools Inc.                        104,818                        170
* Centillium Communications, Inc.             74,955                        169
  Pennrock Financial Services Corp.            6,100                        169
* Commerce One, Inc.                          61,484                        169
* Argonaut Technologies Inc.                 171,544                        168
* Sequenom, Inc.                              93,083                        168
* Crossroads Systems, Inc.                   179,919                        167
* Covista Communications, Inc.                56,275                        167
  First Oak Brook Bancshares, Inc.             5,300                        167
* National Healthcare Corp.                    9,500                        166
  HEICO Corp. Class A                         20,051                        166
* Big Dog Holdings, Inc.                      67,350                        166
* EMCORE Corp.                                75,296                        165
* Clean Harbors Inc.                          10,600                        165
* Covansys Corp.                              43,720                        164
* Lifeway Foods, Inc.                         23,258                        164
* Overstock.com, Inc.                         12,600                        164
* JNI Corp.                                   58,758                        163
* American Independence Corp.                 59,707                        162
* RWD Technologies, Inc.                     104,677                        162
  Titan International, Inc.                  120,539                        162
* Innotrac Corp.                              71,758                        161
* Array BioPharma Inc.                        28,900                        160
* Register.com, Inc.                          35,600                        160
* OAO Technology Solutions, Inc.             100,118                        160
* Restoration Hardware, Inc.                  31,900                        160
* Allscripts Healthcare Solutions, Inc.       66,838                        160
* Avanex Corp.                               151,872                        159
* ParthusCeva Inc.                            26,896                        159
  Pennfed Financial Services, Inc.             5,840                        159
* Luby's, Inc.                                54,346                        158
* Synagro Technologies Inc.                   63,340                        157
* Allegiance Telecom, Inc.                   234,859                        157
  Shenandoah Telecommunications Co.            3,200                        157
* Genaissance Pharmaceuticals, Inc.          179,700                        156
* Drugstore.com, Inc.                         65,122                        156
  Donegal Group Inc.                          13,800                        155
  First Midwest Financial, Inc.                9,751                        155
  BEI Technologies, Inc.                      13,800                        154
* Tradestation Group Inc.                    106,935                        154
* FARO Technologies, Inc.                     81,368                        154
* Acacia Research-
    Acacia Technologies                       63,760                        154
* NMS Communications Corp.                    79,847                        153
* Corvas International, Inc.                  98,309                        152
* QuickLogic Corp.                           143,287                        152
* Proxymed Pharmacy, Inc.                     14,529                        152
* Digital Generation Systems                 141,705                        152
* International Shipholding Corp.             24,761                        151
* AP Pharma Inc.                             150,724                        151
* ONYX Software Corp.                         96,672                        150
* Del Laboratories, Inc.                       7,370                        149
* Euronet Worldwide, Inc.                     19,800                        149
* Mattson Technology, Inc.                    51,800                        148
* Quantum Fuel Systems
    Technologies Worldwide, Inc.              62,826                        148
* Synaptics Inc.                              19,400                        147
* Intelidata Technologies Corp.              163,608                        147
  Schawk, Inc.                                14,800                        147
* Tellium, Inc.                              228,653                        146
* Sangamo BioSciences, Inc.                   48,126                        145
* Acacia Research-CombiMatrix                 39,789                        145
* Vyyo Inc.                                   56,984                        145
  Steel Technologies, Inc.                     8,500                        144

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
                                              SHARES                      (000)
--------------------------------------------------------------------------------
* Horizon Group Properties, Inc. REIT         48,293                        144
* PDF Solutions, Inc.                         20,700                        143
  Bank of the Ozarks, Inc.                     6,108                        143
  Laser Mortgage Management,
    Inc. REIT                                110,055                        143
  Building Materials Holding Corp.            10,000                        143
* Astec Industries, Inc.                      14,300                        142
  Ingles Markets, Inc.                        12,034                        142
* ITXC Corp.                                  60,180                        140
* Genzyme Molecular Oncology                  79,732                        140
* Mercator Software, Inc.                    143,343                        139
* Semitool, Inc.                              22,300                        138
  EMC Insurance Group, Inc.                    7,726                        138
* Foster Wheeler Ltd.                        118,971                        138
* Navarre Corp.                               68,586                        138
* Analysts International Corp.                69,543                        138
  CFS Bancorp, Inc.                            9,598                        137
* Atlas Air Worldwide Holdings, Inc.          90,311                        136
* IntegraMed America, Inc.                    23,461                        136
* Raytech Corp.                               23,900                        136
* Turnstone Systems, Inc.                     50,414                        136
* Caminus Corp.                               58,169                        136
* Rita Medical Systems, Inc.                  26,900                        136
  Pilgrim's Pride Corp. Class A               22,950                        135
* AstroPower, Inc.                            16,900                        135
* SCM Microsystems, Inc.                      31,685                        135
* White Electronic Designs Corp.              17,575                        134
* Touch America Holdings, Inc.               343,992                        134
* Wave Systems Corp.                          99,932                        133
* Peet's Coffee & Tea Inc.                     9,400                        133
* Amcast Industrial Corp.                     78,041                        133
* TRC Cos., Inc.                              10,100                        133
* Prime Energy Corp.                          16,556                        132
* Callon Petroleum Co.                        39,486                        132
* Taser International Inc.                    32,600                        132
* Intrado Inc.                                13,200                        131
* Cosine Communications, Inc.                 21,688                        131
* ICT Group, Inc.                             11,300                        131
  Franklin Financial Corp.                     5,700                        131
* Diacrin, Inc.                              119,709                        131
* Summa Industries                            13,600                        130
* Cygnus Inc.                                196,823                        130
* Applied Molecular Evolution, Inc.           63,230                        130
* Nanogen, Inc.                               83,514                        129
* Merge Technologies, Inc.                    18,800                        129
* Virage, Inc.                               184,464                        129
* Air Methods Corp.                           22,659                        129
* Brightpoint, Inc.                           16,251                        128
* eLoyalty Corp.                              30,913                        128
* Read Rite Corp.                            365,934                        128
  TriCo Bancshares                             5,200                        128
* SpeechWorks International Inc.              45,481                        126
* Extensity, Inc.                             72,410                        126
* Diedrich Coffee, Inc.                       36,209                        126
  First State Bancorporation                   5,047                        125
* TranSwitch Corp.                           181,621                        125
* Trump Hotels &
    Casino Resorts, Inc.                      47,513                        124
* Rentrak Corp.                               22,900                        123
* Curon Medical Inc.                         192,760                        123
* Salix Pharmaceuticals, Ltd.                 17,600                        123
* Supertex, Inc.                               8,200                        122
* Goodrich Petroleum Corp.                    48,700                        122
* EnPro Industries, Inc.                      30,435                        122
* QCF Bancorp, Inc.                            3,900                        121
* Belmont Bancorp                             26,594                        121
  Burnham Pacific Properties,
    Inc. REIT                                102,335                        120
* ACT Teleconferencing, Inc.                  93,300                        119
* Clearone Communications Inc.                26,800                        119
* Pinnacor Inc.                               97,282                        119
* Perceptron, Inc.                            55,122                        119
  Citizens 1st Bancorp, Inc.                   5,600                        118
  Interchange Financial Services Corp.         7,300                        118
  Eastern Virginia Bankshares, Inc.            6,500                        116
* Westpoint Stevens, Inc.                    196,929                        116
  Camden National Corp.                        4,800                        116
* Community West Bancshares                   25,243                        116
* Alteon, Inc.                                56,587                        116
  Wayne Savings Bancshares, Inc.               7,232                        116
* NIC Inc.                                    80,169                        115
* Benihana Inc.                                8,400                        115
* Texas Biotechnology Corp.                   81,577                        114
  Yardville National Bancorp                   6,600                        114
* Troy Group, Inc.                            73,606                        114
* Internap Network Services Corp.            304,342                        113
* Candie's, Inc.                             102,192                        112
* Online Resources Corp.                      40,000                        112
* Nutrition 21 Inc.                          175,223                        112
* General Bearing Corp.                       36,504                        111
* Endocare, Inc.                              32,362                        111
  Mission West Properties Inc. REIT           11,200                        111
* BindView Development Corp.                  76,563                        110
  Ameriana Bancorp                             9,600                        110
  Friedman's, Inc. Class A                    12,632                        110
* Sports Resorts International, Inc.          18,400                        108
* SatCon Technology Corp.                     77,133                        108
* Electroglas, Inc.                           70,116                        108
* GenVec, Inc.                                33,919                        108
* Toreador Resources Corp.                    42,557                        107
* EXE Technologies, Inc.                     192,756                        106
* Carmike Cinemas, Inc.                        5,318                        104
* Tumbleweed Communications Corp.             67,360                        104
* Westell Technologies, Inc.                  87,057                        104

--------------------------------------------------------------------------------
                                                                         MARKET
TOTAL STOCK MARKET                                                       VALUE*
INDEX FUND                                    SHARES                      (000)
--------------------------------------------------------------------------------
* Captiva Software Corp.                      64,880            $           104
* Aspen Technologies, Inc.                    36,677                        104
* i3 Mobile, Inc.                             76,831                        104
* Baldwin Technology Class A                 235,419                        104
* Option Care, Inc.                           13,000                        103
  Aaron Rents, Inc.                            4,500                        103
* dELiA                                      228,457                        103
* SBA Communications Corp.                   250,612                        103
* SoundView Technology
    Group, Inc.                               68,441                        103
* Track Data Corp.                           204,492                        102
* H Power Corp.                               26,566                        102
* Braun Consulting, Inc.                     111,806                        102
* Transgenomic, Inc.                          45,307                        101
* BWAY Corp.                                   5,100                        101
* Alpine Group, Inc.                         134,149                        101
* SpectraLink Corp.                           14,000                        101
* Digital Lightwave, Inc.                     81,420                        100
* Res-Care, Inc.                              27,600                        100
* All American Semiconductor, Inc.            47,681                        100
* Genus, Inc.                                 43,500                        100
* Peco II, Inc.                              154,529                         99
* Applix, Inc.                                90,413                         98
* Technology Solutions Co.                    89,439                         97
* NaPro BioTherapeutics, Inc.                143,076                         97
* Double Eagle Petroleum Co.                  17,633                         97
* Bell Industries, Inc.                       60,198                         96
* LCA-Vision Inc.                             42,132                         96
  Cascade Corp.                                6,000                         96
* Maxwell Shoe Co. Inc.                        8,200                         95
* Alamosa Holdings, Inc.                     181,913                         95
* Oxigene, Inc.                               89,524                         94
* Trailer Bridge, Inc.                        43,846                         94
* US SEARCH.com Inc.                         115,126                         93
* Aetrium, Inc.                              121,076                         93
* Iridex Corp.                                32,100                         93
* Amerco, Inc.                                20,978                         93
* Cannondale Corp.                            86,392                         92
* Quidel Corp.                                26,500                         92
* CenterSpan Communications Corp.             79,098                         92
  Nature's Sunshine Inc.                       9,425                         92
* Anthony & Sylvan Pools Corp.                26,081                         91
* Creative Host Services, Inc.                47,998                         91
  Pacific Energy Partners, LP                  4,600                         91
* SONICblue Inc.                             200,972                         90
* US Physical Therapy, Inc.                    8,100                         90
* GSI Commerce, Inc.                          24,674                         90
* Terra Industries, Inc.                      58,781                         90
* Titan Pharmaceuticals, Inc.                 62,690                         90
* Blue Coat Systems, Inc.                     22,718                         89
* Smart & Final Inc.                          17,200                         89
* Horizon Organic Holding Corp.                5,500                         89
* WJ Communications, Inc.                     93,088                         89
* Versant Corp.                              129,397                         88
* Netopia, Inc.                               63,269                         88
* Electric Fuel Corp.                        137,329                         88
* Marimba, Inc.                               53,219                         87
* Lexent Inc.                                100,307                         86
* Enbridge Energy Management                   2,300                         86
* Micro Linear Corp.                          26,900                         86
* SPEEDUS Corp.                              111,123                         86
* Bentley Pharmaceuticals, Inc.               10,600                         85
* Conrad Industries, Inc.                     33,845                         85
* Therma-Wave Inc.                            80,953                         85
* Central Coast Bancorp                        4,301                         85
* ACTV, Inc.                                 121,037                         85
* Earthshell Corp.                           146,040                         85
* Overland Storage, Inc.                       5,800                         85
* Whitehall Jewellers, Inc.                    8,900                         85
  Penn Virginia Resource
    Partners, L.P.                             4,100                         85
* Avenue A, Inc.                              29,147                         85
* Webco Industries, Inc.                      24,323                         85
* Lipid Sciences, Inc.                        68,552                         84
* iVillage Inc.                               89,405                         84
* Fresh Choice, Inc.                          43,708                         84
  Mainsource Financial Group, Inc.             3,492                         84
  Astro-Med, Inc.                             26,147                         84
* McLeod USA Inc.                             98,395                         83
* Willis Lease Finance Corp.                  16,345                         83
* Virologic, Inc.                             62,011                         82
* TippingPoint Technologies Inc.               8,671                         82
  Century Aluminum Co.                        11,100                         82
  TIB Financial Corp.                          5,200                         82
* MIM Corp.                                   14,100                         82
* UbiquiTel Inc.                             204,042                         82
* Miller Industries, Inc.                     23,890                         81
* American Bank Note
    Holographics, Inc.                       110,024                         81
  United Financial Corp.                       3,685                         81
* Miravant Medical Technologies               88,499                         81
* Ostex International, Inc.                   45,671                         80
  D&K Healthcare Resources, Inc.               7,844                         80
* Drew Industries, Inc.                        5,000                         80
* Lightspan Inc.                              76,254                         80
* SIGA Technologies, Inc.                     55,616                         80
* Cylink Corp.                                65,368                         79
  Boykin Lodging Co. REIT                      8,400                         78
* FairMarket, Inc.                            47,765                         78
* Kosan Biosciences, Inc.                     12,900                         78
* Genome Therapeutics Corp.                   49,528                         77
  First of Long Island Corp.                   2,100                         77
  Republic Bancorp, Inc. Class A               6,800                         77
* Direct Insite Corp.                         30,651                         77

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
                                              SHARES                      (000)
--------------------------------------------------------------------------------
* Pomeroy Computer Resources, Inc.             6,500            $            76
* Samsonite Corp.                            151,845                         76
* barnesandnoble.com inc                      65,757                         76
* RCN Corp.                                  141,584                         75
* Datalink Corp.                              19,200                         74
* Zonagen, Inc.                               75,773                         74
* Curis, Inc.                                 72,075                         74
* On Command Corp.                           109,131                         74
* Network Engines, Inc.                       73,461                         73
* SBS Technologies, Inc.                       8,000                         73
  Independence Holding Co.                     3,406                         73
* Docent, Inc.                                25,560                         73
* Perficient, Inc.                            72,490                         72
* Adept Technology, Inc.                     116,739                         72
* ViroPharma Inc.                             49,562                         72
* Net Perceptions, Inc.                       52,195                         72
* Allied Motion Technologies, Inc.            40,478                         72
  Lufkin Industries                            3,040                         71
  Acadia Realty Trust REIT                     9,600                         71
* Lantronix, Inc.                            101,239                         71
* Saucony Inc.                                 7,600                         71
* AVI BioPharma, Inc.                         14,000                         70
  West Essex Bancorp, Inc.                     2,000                         70
* Pumatech, Inc.                              97,630                         69
* Impreso, Inc.                               32,000                         69
* Wyndham International, Inc.
    Class A                                  300,330                         69
* Interlink Electronics Inc.                  17,700                         69
* Mestek, Inc.                                 3,800                         68
  Collins Industries, Inc.                    18,100                         68
* Pharmacyclics, Inc.                         18,890                         67
* Neose Technologies, Inc.                     7,600                         67
* Deltagen, Inc.                             139,906                         67
* VA Software Corp.                           73,785                         67
* StorageNetworks, Inc.                       57,853                         67
* Merry Land Properties, Inc. REIT             7,705                         67
* JLM Industries, Inc.                        69,052                         67
* SYNAVANT Inc.                               71,924                         67
* Bioject Medical Technologies Inc.           34,300                         67
* IntraBiotics Pharmaceuticals, Inc.         228,955                         66
* Ista Pharmaceuticals Inc.                   20,932                         66
* Carrier Access Corp.                       164,080                         66
* Apropos Technology, Inc.                    48,000                         65
* Third Wave Technologies                     24,247                         65
* Total Entertainment
    Restaurant Corp.                           7,701                         65
* Wilshire Oil Co. of Texas                   18,510                         65
* MarineMax, Inc.                              5,500                         65
* Pacific Premier Bancorp, Inc.               12,201                         65
* Critical Path, Inc.                        126,768                         65
* Collagenex Pharmaceuticals, Inc.             6,800                         65
* Capital Trust Class A                       12,171                         64
  Sypris Solutions, Inc.                       6,300                         64
* Large Scale Biology Corp.                   80,256                         64
* Cadiz Inc.                                 116,677                         64
* Paxson Communications Corp.                 31,100                         64
  Willow Grove Bancorp, Inc.                   4,600                         64
* Sirius Satellite Radio, Inc.                99,049                         63
* Vical, Inc.                                 18,186                         63
* Divine, Inc.                                44,899                         63
  Superior Financial Corp.                     3,413                         63
* GTC Biotherapeutics, Inc.                   52,914                         62
* Abraxas Petroleum Corp.                    104,000                         62
* Tanning Technology Corp.                    82,040                         62
* EPIX Medical, Inc.                           8,600                         62
* Catapult Communications Corp.                5,100                         61
* AvantGo, Inc.                               62,119                         61
* SportsLine.com, Inc.                        60,513                         61
* Amtech Systems, Inc.                        18,932                         60
* Penton Media, Inc. Class A                  87,980                         60
* NetManage, Inc.                             35,131                         60
* Media 100 Inc.                              93,278                         60
  Knape & Vogt Manufacturing Co.               5,600                         60
* Metawave Communications Corp.              209,929                         59
* Century Casinos, Inc.                       27,100                         58
* Chart Industries, Inc.                      89,600                         58
* Z-Tel Technologies, Inc.                    71,622                         58
* Concord Camera Corp.                        10,500                         57
* 3D Systems Corp.                             7,300                         57
* Biopure Corp.                               15,300                         57
* U.S. Energy Systems, Inc.                   59,910                         56
* EntreMed, Inc.                              65,320                         56
* ImageWare Systems, Inc.                     18,400                         56
* GMX Resources Inc.                          29,105                         56
* Cortex Pharmaceuticals, Inc.                85,200                         55
* Orchid Biosciences, Inc.                   108,386                         55
* Interactive Intelligence Inc.               21,217                         55
* Hypercom Corp.                              14,700                         55
  American National Bankshares Inc.            2,100                         55
* The Princeton Review, Inc.                  10,859                         54
* Cardiac Science, Inc.                       24,200                         53
* Dendreon Corp.                              10,028                         53
* Prime Medical Services, Inc.                 6,100                         53
* Systemax Inc.                               33,952                         53
* Tut Systems, Inc.                           41,403                         52
* Rocky Mountain Chocolate
    Factory, Inc.                              6,381                         52
* Sun Bancorp, Inc. (NJ)                       3,900                         52
* Bell Microproducts Inc.                      9,350                         52
* VIA NET.WORKS, Inc.                         76,174                         52
* SVB Financial Services                       3,150                         51
* Criimi Mae, Inc. REIT                        5,005                         51
* Oakwood Homes Corp.                        118,389                         51

--------------------------------------------------------------------------------
                                                                         MARKET
TOTAL STOCK MARKET                                                       VALUE*
INDEX FUND                                    SHARES                      (000)
--------------------------------------------------------------------------------
* I-many, Inc.                                35,762            $            51
* ebix.com Inc.                               19,486                         51
* Airnet Communications Corp.                 97,361                         51
* Kana Software, Inc.                         25,546                         50
* Predictive Systems, Inc.                   167,551                         50
* Bel Fuse, Inc. Class A                       2,773                         50
* COMFORCE Corp.                              83,292                         50
* Applied Imaging Corp.                       22,700                         50
* Fargo Electronics                            5,700                         50
* Bombay Co.                                   9,900                         49
* AirGate PCS, Inc.                           79,125                         49
  Coastal Financial Corp.                      3,596                         49
* Infogrames, Inc.                            27,569                         49
  BP Prudhoe Bay Royalty Trust                 3,300                         49
* Stratos Lightwave, Inc.                     10,911                         48
* New Century Equity
    Holdings Corp.                           184,419                         48
* The Immune Response Corp.                   49,298                         48
* eUniverse, Inc.                              8,400                         48
* Hyseq, Inc.                                 54,232                         47
* Spiegel, Inc. Class A                      130,165                         47
* Niku Corp.                                  11,676                         47
* eXegenics Inc.                             131,711                         46
* Optika Inc.                                 44,196                         46
* REX Stores Corp.                             4,500                         46
* Constar International Inc.                   3,900                         46
* Carreker Corp.                              10,100                         46
* Corio, Inc.                                 60,880                         46
* Healthcare Services Group, Inc.              3,500                         46
* Applied Digital Solutions, Inc.            111,000                         46
* Mayor's Jeweler's, Inc.                    151,566                         45
* Carrington Labs Inc.                        49,882                         45
  Warwick Community Bancorp, Inc.              1,601                         45
* Blue Martini Software, Inc.                 15,484                         45
* Ag Services of America, Inc.                 6,203                         45
* Detwiler, Mitchell & Co.                    42,194                         44
* Harris Interactive Inc.                     15,000                         44
* QAD Inc.                                    12,976                         44
* MEEMIC Holdings, Inc.                        1,528                         44
* Intraware, Inc.                             40,196                         44
* Align Technology, Inc.                      16,000                         44
* Onyx Pharmaceuticals, Inc.                   7,500                         44
* Hanover Direct, Inc.                       228,984                         44
* SAVVIS Communications Corp.                108,699                         43
  Quixote Corp.                                2,400                         43
* International Smart Sourcing, Inc.           9,577                         43
* Auspex Systems, Inc.                       116,823                         43
  SNB Bancshares, Inc.                         1,800                         43
  Berkshire Hills Bancorp, Inc.                1,800                         42
* American Access Technologies Inc.           70,247                         41
* Natural Resource Partners LP                 2,000                         41
  State Bancorp, Inc.                          2,300                         41
  Raven Industries, Inc.                       1,200                         41
* BioLase Technology, Inc.                     7,500                         41
* Astea International, Inc.                   66,248                         41
* DSL.Net, Inc.                               82,929                         41
  Westfield Financia, Inc.                     2,600                         40
  Financial Industries Corp.                   2,800                         40
* Mississippi Chemical Corp.                 124,364                         40
* Rainmaker Systems, Inc.                     39,608                         40
  Abigail Adams National
    Bancorp., Inc.                             2,640                         40
* Artisoft, Inc.                              96,306                         39
* Exabyte Corp.                               74,440                         39
* Lynx Therapeutics Inc.                      95,866                         39
* Serrento Networks Corp.                      9,462                         39
* SystemOne Technologies Inc.                 59,700                         39
* NMT Medial, Inc.                            12,800                         39
* Click Commerce, Inc.                        19,132                         39
* U.S. Concrete, Inc.                          7,061                         39
  Woodhead Industries, Inc.                    3,400                         38
* Cardima, Inc.                               42,685                         38
  FNB Corp. VA                                 1,600                         38
* V.I. Technologies, Inc.                     37,354                         38
* Andrea Radio Corp.                         124,782                         37
* Steinway Musical Instruments Inc.            2,300                         37
* Lanvision Systems, Inc.                     13,075                         37
* Equinix, Inc.                                6,487                         37
* Rouge Industries Inc.                       35,866                         37
* AT&T Latin America Corp. Class A           174,112                         37
* NTELOS Inc.                                 97,275                         36
  Hickory Tech Corp.                           3,737                         36
* Cell Pathways, Inc.                         86,646                         36
* Universal Access Global
    Holdings Inc.                            185,337                         35
* Copper Mountain Networks, Inc.               8,227                         35
* Evergreen Solar, Inc.                       27,100                         35
  EnergySouth, Inc.                            1,200                         34
* Interleukin Genetics, Inc.                  66,007                         34
* RF Monolithics, Inc.                        11,427                         33
  Southern Financial Bancorp, Inc.             1,100                         33
  NN, Inc.                                     3,300                         33
* NetScout Systems, Inc.                       7,500                         33
* SmartDisk Corp.                             90,341                         33
  LSB Bancshares, Inc.                         2,000                         32
* Sagent Technology, Inc.                    106,538                         32
* SimpleTech, Inc.                            10,500                         32
* Applied Graphics Technologies, Inc.         64,726                         31
* The Meridian Resource Corp.                 34,351                         31
* HEI, Inc.                                    9,600                         31
* ARK Restaurants Corp.                        5,000                         30
  Virginia Financial Group, Inc.               1,007                         30

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
                                              SHARES                      (000)
--------------------------------------------------------------------------------
  Reckson Associates Realty Corp.
    Class B REIT                               1,338            $            30
* HealthAxis, Inc.                            90,147                         30
* DDi Corp.                                  133,982                         29
* Larscom, Inc. Class A                       79,611                         29
* Radio Unica Corp.                           97,786                         29
* Insmed Inc.                                 65,225                         29
* Matritech Inc.                              14,000                         29
* Radiologix Inc.                             12,600                         29
* Cellular Technical Services Co., Inc.       41,972                         29
* Superior Telecom Inc.                      190,498                         29
* Pfsweb Inc.                                 67,684                         28
* Advanced Lighting
    Technologies, Inc.                        84,977                         28
* Ampex Corp. Class A                        350,153                         28
* Caldera International, Inc.                 19,213                         28
* V-One Corp.                                197,136                         28
* Vixel Corp.                                 13,757                         28
* Optical Cable Corp.                         11,644                         27
* Ducommun, Inc.                               1,700                         27
* Merisel, Inc.                               14,170                         27
* On2 Technologies, Inc.                      87,907                         26
  Pittsburgh & West Virginia Railroad          2,927                         26
* LecTec Corp.                                51,486                         26
* Paradigm Genetics, Inc.                     90,133                         26
* SteelCloud Inc.                             23,579                         26
* Bradley Pharmaceuticals, Inc.                2,000                         26
* Com21, Inc.                                118,287                         26
* WorldGate Communications, Inc.              61,342                         26
* MTI Technology Corp.                        57,869                         25
* Rock of Ages Corp.                           4,300                         24
* Digex, Inc.                                 55,623                         24
* AXT, Inc.                                   13,200                         24
* Precision Optics Corp.                      94,583                         24
* Geerlings & Wade Inc.                       30,636                         24
* Loudeye Corp.                               74,834                         24
* Pac-West Telecom, Inc.                      47,045                         24
  Citizens South Banking Corp.                 2,354                         24
* Omtool, Ltd.                                83,808                         23
* ZEVEX International, Inc.                   12,257                         23
* Parallel Petroleum Corp.                     8,400                         23
* WHX Corp.                                    9,344                         23
* LightPath Technologies, Inc.                70,460                         23
* Insightful Corp.                            24,016                         22
* SEEC, Inc.                                  22,050                         22
* Monro Muffler Brake, Inc.                    1,300                         22
* VCampus Corp.                                5,698                         22
* SS&C Technologies, Inc.                      2,000                         21
* Salton, Inc.                                 2,200                         21
* Penn Octane Corp.                            6,536                         21
* SciQuest, Inc.                              45,951                         21
* Procom Technology, Inc.                     68,825                         21
* Euroweb International Corp.                 11,922                         21
* eGain Communications Corp.                  97,828                         21
* Versar Inc.                                 11,100                         21
  Sphinx International Inc.                   50,500                         20
* IVAX Diagnostics, Inc.                      11,734                         20
* Level 8 Systems Inc.                        51,514                         20
* Chaparral Resources, Inc.                   19,536                         20
* A.D.A.M., Inc.                              43,345                         20
* Datakey, Inc.                               13,300                         19
* Colorado MEDtech, Inc.                       9,100                         19
* ICO, Inc.                                   14,343                         19
  Bandag, Inc. Class A                           538                         19
* Storage Engine Inc.                         25,000                         19
* Magellan Petroleum Corp.                    21,466                         18
* CTI Industries Corp.                         2,904                         18
* TenFold Corp.                              125,043                         18
* Storage Computer Corp.                      78,329                         18
* Federal-Mogul Corp.                         81,872                         18
* Multilink Technology Corp. Class A           6,660                         18
* FirePond, Inc.                               7,286                         18
* Guilford Pharmaceuticals, Inc.               4,500                         18
* NaviSite, Inc.                             116,091                         17
* Adams Golf, Inc.                            69,466                         17
* eMerge Interactive, Inc.                    65,458                         17
* 24/7 Real Media, Inc.                       76,202                         17
* Primus Knowledge Solutions, Inc.            39,611                         17
* Audible, Inc.                               55,321                         17
* Vornado Operating Inc. REIT                 33,478                         16
* ATEC Group, Inc.                            29,661                         16
* Epimmune Inc.                               17,657                         16
* Star Buffet, Inc.                            7,414                         16
* Five Star Quality Care, Inc.                11,260                         15
* InsWeb Corp.                                 9,520                         15
* Axonyx Inc.                                 17,600                         15
* DA Consulting Group, Inc.                  102,051                         15
* Maxcor Financial Group Inc.                  2,300                         15
* Visual Data Corp.                           82,929                         15
* Neurobiological Technologies, Inc.           2,600                         15
* GraphOn Corp.                              113,770                         15
* Major Automotive Companies Inc.             17,395                         15
* Hoenig Group, Inc.                          62,830                         14
* Koala Corp.                                 53,300                         14
* Chicago Pizza & Brewery, Inc.                2,000                         14
* Telaxis Communications Corp.                76,210                         14
* Frontline Communications Corp.              52,685                         14
* Frontstep, Inc.                              6,952                         14
* Ezenia!, Inc.                              102,053                         13
* CYTOGEN Corp.                                4,078                         13
  California National Bancorp                  1,028                         13
* Rohn Industries Inc.                       144,819                         13

--------------------------------------------------------------------------------
                                                                         MARKET
TOTAL STOCK MARKET                                                       VALUE*
INDEX FUND                                    SHARES                      (000)
--------------------------------------------------------------------------------
* Osteotech, Inc.                              2,000            $            13
* National Technical Systems, Inc.             4,293                         13
* Vertel Corp.                               115,716                         13
* USDATA Corp.                                16,610                         12
* Computer Motion, Inc.                       11,300                         12
* Organogenesis, Inc.                        127,037                         11
  Sanders Morris Harris Group Inc.             1,304                         11
* Leap Wireless International, Inc.           75,106                         11
* Internet Pictures Corp.                     10,620                         11
  Inter Parfums, Inc.                          1,400                         11
* Tripath Technology Inc.                     38,359                         11
* Twinlab Corp.                              106,832                         11
* Alphanet Solutions, Inc.                     7,707                         11
* Sheffield Pharmaceuticals, Inc.             55,611                         11
* Vermont Teddy Bear Co., Inc.                 2,761                         11
* General Chemical Group Inc.                 17,001                         11
* Nobel Learning Communities, Inc.             2,600                         10
  National Health Realty Inc. REIT               700                         10
* Verticalnet, Inc.                           12,814                         10
* Choice One Communications Inc.              63,174                         10
* Wilsons The Leather Experts Inc.             2,000                         10
* Superconductor Technologies Inc.            10,620                         10
* Appiant Technologies Inc.                   50,000                         10
* Personnel Group of America, Inc.            65,565                         10
* Beta Oil & Gas, Inc.                        10,800                          9
* Headway Corporate Resources, Inc.          152,392                          9
* Valentis, Inc.                              40,365                          9
* IGI, Inc.                                   16,672                          9
* Billserv, Inc.                              46,478                          8
* Harken Energy Corp.                         39,647                          8
* Continucare Corp.                           63,419                          8
* Navidec, Inc.                                3,626                          8
* Gilman & Ciocia, Inc.                       81,806                          8
* TurboChef, Inc.                             11,673                          8
* Paradigm Medical Industries, Inc.           54,000                          8
* Tickets.com, Inc.                            8,974                          8
* Razorfish, Inc.                              4,568                          8
* Moyco Technologies, Inc.                    38,572                          8
* Cambridge Heart, Inc.                       13,600                          7
* Terremark Worldwide, Inc.                   14,300                          7
* Actrade Financial Technologies, Ltd.        60,335                          7
* I-Link, Inc.                                55,200                          7
* Rainbow Rentals, Inc.                        1,300                          7
* Zamba Corp.                                 84,293                          7
* Bruker Axs Inc.                              3,600                          7
* Novatel Wireless, Inc.                       6,942                          7
* P-Com, Inc.                                 34,166                          6
* Plumtree Software, Inc.                      2,400                          6
  Lakeland Financial Corp.                       270                          6
* The A Consulting Team, Inc.                 18,542                          6
* A.B. Watley Group Inc.                      12,454                          6
* Adelphia Business Solutions, Inc.          251,784                          6
* Comdial Corp.                                4,473                          6
* NexPrise, Inc.                               4,253                          6
* GoAmerica, Inc.                             20,195                          6
* Versata, Inc.                                6,605                          6
* Micro Component Technology, Inc.             8,200                          6
* Applied Microsystems Corp.                  63,575                          6
  Onvia.com, Inc.                              2,165                          6
* Network-1 Security Solutions, Inc.          39,125                          5
* Cross Media Marketing Corp.                  9,932                          5
* ANC Rental Corp.                           108,825                          5
* Occam Networks, Inc.                        77,466                          5
* Alterra Healthcare Corp.                    48,194                          5
* Metromedia International
    Group, Inc.                               52,400                          5
* Evolve Software, Inc.                        1,228                          5
* M-WAVE, Inc.                                 4,000                          5
* Avalon Digital Marketing
    Systems, Inc.                              4,000                          5
* Channell Commercial Corp.                    1,200                          5
* Comdisco Holding Company, Inc.              58,121                          5
* Click2learn, Inc.                            6,000                          5
  BancTrust Financial Group, Inc.                400                          4
* Provant, Inc.                               38,733                          4
* DGSE Companies, Inc.                         4,000                          4
* Seven Seas Petroleum Inc.                  166,545                          4
* Verso Technologies, Inc.                     7,806                          4
* Suburban Lodges Of America, Inc.             5,000                          4
* Beacon Power Corp.                          17,664                          4
* Datawatch Corp.                              1,300                          4
* EasyLink Services Corp.                      5,918                          4
* PartsBase Inc.                               2,538                          4
* Magnum Hunter Resources Inc.
    Warrants Exp. 3/21/2005                   12,588                          4
* Williams Communications
    Group, Inc.                              888,054                          4
* USA Networks, Inc. Cvt. Pfd.                    76                          4
* Innovative Medical Services                  6,829                          3
* IEC Electronics Corp.                       37,285                          3
* Acceptance Insurance Cos. Inc.             130,972                          3
* American Power Technology, Inc.              1,000                          3
* Targeted Genetics Corp.                      8,079                          3
* FirstCity Financial Corp.                    2,929                          3
* Accrue Software, Inc.                      103,024                          3
* DiaSys Corp.                                 5,071                          3
* Natrol, Inc.                                 2,500                          3
* DriverShield Corp.                           9,268                          3
* HealthExtras, Inc.                             700                          3
* Aviation General Inc.                       27,902                          3
* Nucentrix Broadband Networks                 2,500                          3
* Bioanalytical Systems, Inc.                  1,000                          3
* Genuity Inc. Class A                        29,697                          3

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
                                              SHARES                      (000)
--------------------------------------------------------------------------------
* XO Communications Inc. Class A              48,114            $             3
* YouthStream Media Networks, Inc.            29,500                          2
* FiberNet Telecom Group, Inc.                12,098                          2
* MacroChem Corp.                              4,000                          2
* Landenburg Thalmann Financial
    Services, Inc.                            21,199                          2
  Webster City Federal Bancorp                   100                          2
* Aastrom Biosciences, Inc.                    4,000                          2
* Catalyst International, Inc.                 3,600                          2
* Interliant Inc.                            101,175                          2
* SpectRx, Inc.                                1,000                          2
* Corrpro Cos., Inc.                           3,200                          2
* Innovative Companies, Inc.                   1,950                          2
* Segue Software, Inc.                         1,400                          1
* Geoworks Corp. (Delaware)                   86,635                          1
* Cytrx Corp.                                  5,759                          1
* ARTISTdirect, Inc.                             634                          1
* T-3 Energy Services, Inc.                      177                          1
* NeoMedia Technologies, Inc.                104,008                          1
* Uniroyal Technology Corp.                   65,051                          1
* Physiometrix, Inc.                           2,000                          1
* MAII Holdings, Inc.                         12,843                          1
* Microstrategy Inc.
    Warrants Exp. 6/24/2007                   16,344                          1
* Cogent Communications Group, Inc.            2,570                          1
* Pinnacle Holdings Inc. REIT                 99,079                          1
* Gadzoox Networks, Inc.                      59,526                          1
* Alanco Technologies, Inc.                    1,687                          1
* eChapman Inc.                               11,314                          1
* SLI, Inc.                                  113,972                          1
* T/R Systems, Inc.                            1,000                          1
* News Communications, Inc.                      501                          0
* Encompass Services Corp.                    84,499                          0
* uniView Technologies Corp.                  11,915                          0
* FiNet.com, Inc.                              1,015                          0
* BRIAZZ, Inc.                                 1,000                          0
* US Unwired Inc.                                518                          0
* Integra, Inc.                               25,271                          0
* Wilshire Financial Services
    Group Inc.                                    64                          0
* Focal Communications Corp.                   3,411                          0
* Vizacom Inc.                                 1,361                          0
* Frisby Technologies, Inc.                    4,195                          0
* Innovative Gaming Corp. of America             980                          0
* Interplay Entertainment Corp.                1,000                          0
* Empire of Carolina, Inc.                     8,900                          0
* CTC Communications Group, Inc.             233,694                          0
* AppliedTheory Corp.                         59,512                          0
* Aqua Care Systems, Inc.                      5,172                          0
* USOL Holdings, Inc.                            974                          0
* American Classic Voyager Co.                42,488                          0
* Provell, Inc.                                1,000                          0
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $29,415,519)                          $    23,995,270
--------------------------------------------------------------------------------
                                                    FACE
                                                    AMOUNT
                                                    (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (1.3%)(1)
--------------------------------------------------------------------------------
Federal National Mortgage Assn.
(2) 1.56%, 1/8/2003                                $ 8,000                7,998
Repurchase Agreements
Collateralized by U.S. Government
  Obligations in a Pooled
  Cash Account
  1.21%, 1/3/2003--Note E                          186,502              186,502
  1.22%, 1/3/2003                                  132,717              132,717
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS (Cost $327,217)                $       327,217
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (101.0%) (Cost $29,742,736)                   $    24,322,487
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-1.0%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                    388,467
Liabilities--Note E                                                    (633,128)
                                                                ----------------
                                                                $      (244,661)
                                                                ----------------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                               $    24,077,826
================================================================================
* See Note A in Notes to Financial Statements.
* Non-income-producing security.
(1) The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 1.1%, respectively, of net assets. See Note C in Notes to Financial Statements.
(2) Security segregated as initial margin for open futures contracts.
REIT--Real Estate Investment Trust.

--------------------------------------------------------------------------------

TOTAL STOCK MARKET                                                       AMOUNT
INDEX FUND                                                                (000)
--------------------------------------------------------------------------------
AT DECEMBER 31, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                 $    30,222,629
Overdistributed Net Investment Income                                   (17,857)
Accumulated Net Realized Losses                                        (705,691)
  Unrealized Depreciation Investment Securities                      (5,420,249)
  Futures Contracts                                                      (1,006)
--------------------------------------------------------------------------------
NET ASSETS                                                      $    24,077,826
================================================================================
Investor Shares--Net Assets
Applicable to 710,234,262 outstanding $.001 par
  value shares of beneficial interest
    (unlimited authorization)                                   $    14,253,515
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INVESTOR SHARES                     $         20.07
================================================================================
Admiral(TM) Shares--Net Assets
Applicable to 202,737,033 outstanding $.001 par
  value shares of beneficial interest
    (unlimited authorization)                                   $     4,068,819
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- ADMIRAL SHARES                      $         20.07
================================================================================
Institutional Shares--Net Assets
Applicable to 222,506,414 outstanding $.001 par
  value shares of beneficial interest
    (unlimited authorization)                                   $     4,465,779
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INSTITUTIONAL SHARES                $         20.07
================================================================================
VIPER(R) Shares--Net Assets
Applicable to 15,639,305 outstanding $.001 par
  value shares of beneficial interest
    (unlimited authorization)                                   $     1,289,713
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- VIPER SHARES                        $         82.47
================================================================================
See Note C in Notes to Financial Statements for the tax-basis components of net assets.



(C)2003 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

F850 022003

VANGUARD(R) 500 INDEX FUND

ANNUAL REPORT *  DECEMBER 31, 2002

EARNING YOUR TRUST EVERY DAY

     The latter part of 2001 and the first half of 2002 brought news of too many corporate scandals, with tales of greed and deception tarnishing Enron, Arthur Andersen, and WorldCom, among others.

     Given the questionable business dealings at some high-profile companies, investors can hardly be blamed for wondering whom they can trust.

     Vanguard is a name that should stand out. Why?

     Our unique corporate structure--The Vanguard Group is owned by each of its independently operated mutual funds and is charged with solely serving the funds' shareholders--ensures that our interests are aligned with yours. We have no other constituency to serve.

     We are client-focused because, quite frankly, it makes good business sense. Your trust is our most valuable asset, and every one of our crew members understands that his or her actions must meet the highest standards of ethical behavior and fiduciary responsibility.

     When you assess the combination of our organizational structure, the independent nature of each of our funds, our long track record of conducting business with integrity, and our total commitment to ethical behavior, we hope you will feel completely secure in entrusting your assets to us. There is no better place for them.


--John J. Brennan
Chairman and Chief Executive Officer
--------------------------------------------------------------------------------
SUMMARY

*    Vanguard 500 Index Fund (both Investor and Admiral Shares) declined -22.1%.

*    The tough stock market and corporate misdeeds shook investor confidence.

* Despite a three-year bear market, the fund's annualized return over the past ten years is 9.3%, in line with long-term stock market averages.
--------------------------------------------------------------------------------
CONTENTS

 1  Letter from the Chairman

 5  Fund Profile

 6  Glossary of Investment Terms

 7  Performance Summary

 8  Your Fund's After-Tax Returns

 9  Results of Proxy Voting

10  Financial Statements

LETTER FROM THE CHAIRMAN

FELLOW SHAREHOLDER,

During 2002, Vanguard(R) 500 Index Fund lost -22.1% of its value, its worst calendar-year return since the fund's 1976 inception. The fund met its objective of matching the return of the Standard & Poor's 500 Index--a "success" of sorts, but hardly cause for celebration. Technology stocks were among the worst--and most volatile--performers, accounting for a large share of the index's losses. The stock market downturn gathered pace during the second and third quarters, but reversed course with a solid rally in the final months of 2002.

     The adjacent table shows returns for the 500 Index Fund's Investor and Admiral Shares and for the fund's comparative standards. The average large-capitalization core mutual fund--the 500 Index Fund's closest analogue to actively managed funds--fell farther than the index, shedding -23.5% of its value.

---------------------------------------
2002 TOTAL RETURNS FISCAL YEAR ENDED
DECEMBER 31
---------------------------------------
VANGUARD 500 INDEX FUND
  Investor Shares                -22.1%
  Admiral Shares                 -22.1
Average Large-Cap Core Fund*     -23.5
S&P 500 Index                    -22.1
---------------------------------------
*Derived from data provided by Lipper Inc.


AMID CORPORATE SCANDALS,STOCKS FELL FOR A THIRD CONSECUTIVE YEAR

During 2002, lawmakers, prosecutors, and securities-industry regulators ramped up their efforts to expose unethical and illegal business practices. As revelations of fraudulent accounting practices mounted--helping to push a handful of well-known companies into bankruptcy--investors lost confidence in the financial markets. Economic uncertainty, the threat of terrorism, and the prospect of war with Iraq also weighed on the nation.

     It was all too much for the stock market, which skidded -20.9% as measured by the Wilshire 5000 Total Market Index, a benchmark that includes mid- and small-cap stocks not represented in the S&P 500. Stocks of all kinds declined. Growth stocks--shares in companies that are expected to increase their earnings quickly--plunged -28.0%, according to the Russell 3000 Growth Index. Value stocks also proved disappointing: The Russell 3000 Value Index fell -15.2%.

--------------------------------------------------------------------------------
Admiral(TM) Shares A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.
--------------------------------------------------------------------------------

     Sorted by market capitalization, the declines were more uniform. Large-cap stocks, as measured by the Russell 1000 Index, sank -21.7%. Small-caps (the Russell 2000 Index) dropped -20.5%.

THE ECONOMY BEGAN TO GROW AGAIN, SLOWLY; BONDS SHONE ONCE MORE

Although the stock market seemed oblivious, the recession of 2001 gave way to halting economic growth in 2002. The production of goods and services rebounded nicely in the first quarter, only to decelerate in the second quarter. This
pattern   reappeared  in  the  second  half  of  the  year:  The  nation's  real
(inflation-adjusted) gross domestic product grew at an annual rate of 4.0% between July and September, but lackluster holiday sales restrained growth in the fourth quarter.


----------------------------------------------------------------------------
MARKET BAROMETER                                AVERAGE ANNUAL TOTAL RETURNS
                                             PERIODS ENDED DECEMBER 31, 2002
                                       -------------------------------------
                                             ONE         THREE          FIVE
                                            YEAR         YEARS         YEARS
----------------------------------------------------------------------------
STOCKS
Russell 1000 Index (Large-caps)           -21.7%        -14.2%         -0.6%
Russell 2000 Index (Small-caps)           -20.5          -7.5          -1.4
Wilshire 5000 Index (Entire market)       -20.9         -14.4          -0.9
MSCI All Country World Index Free
    ex USA (International)                -14.7         -16.4          -2.7
----------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index                10.3%         10.1%          7.5%
    (Broad taxable market)
Lehman Municipal Bond Index                 9.6           8.8           6.1
Salomon Smith Barney 3-Month
    U.S. Treasury Bill Index                1.7           3.9           4.3
============================================================================
CPI
Consumer Price Index                        2.4%          2.4%          2.3%
----------------------------------------------------------------------------

     Interest rates dropped, leading to a mortgage-refinancing boom that supported consumer spending. The yield of the 3-month Treasury bill fell 53 basis points (0.53 percentage point) to 1.19% as of December 31, while the yield of the 10-year Treasury note declined 124 basis points to 3.81%. The Lehman Brothers Aggregate Bond Index, which tracks the market for taxable investment-grade bonds, returned 10.3% for the year.

FOR THE S&P 500, IT WAS THE ROUGHEST YEAR IN A QUARTER-CENTURY

In the past year's punishing investment climate, the large-cap stocks that dominate the S&P 500 Index turned in their worst performance since 1974. Technology stocks, among the worst-performing sectors during the past three years, lost -37% of their value and shaved about 6 percentage points from the index's (and the fund's) 12-month return.

     Technology companies--and their investors--continued to work through the excesses of the late-1990s tech-stock bubble. Valuations declined as the sector's profits were crushed by corporate America's reluctance to spend heavily on new information technology. During the fourth quarter, however, signs emerged that the long freeze in capital spending might be thawing, and technology stocks posted strong three-month gains.

--------------------------------------------------------------------------------
The past year marked the stock market's worst performance since 1974.
--------------------------------------------------------------------------------

     The index's, and the fund's, other big detractors were consumer discretionary and utilities stocks. The utilities sector includes the beleaguered telecommunications stocks, while the consumer discretionary group tumbled on fears that debt-heavy consumers would soon have to rein in their borrowing and spending.

     No stock market sector posted a positive return for the 12 months, but consumer staples stocks--those of the food processors and household-goods makers that have traditionally held up well in tough markets--lost the least.

     It's worth noting that 2002 marked the third consecutive year in which Vanguard 500 Index Fund has not distributed any capital gains. That may seem unremarkable in a long bear market, but indexing's critics have long argued that in such a downturn index funds would experience mass redemptions, forcing the funds to sell stocks and realize gains from long-term holdings. The redemptions haven't happened, and thanks to skilled portfolio administration by Vanguard's Quantitative Equity Group, it's unlikely that significant gains would be realized except in extraordinary circumstances.

INDEXING HAS YIELDED LONG-TERM REWARDS

The 500 Index Fund's longer-term returns provide a welcome counterpoint to its dismal recent results. Even after the ravages of the current bear market, the fund's annualized return over the past ten years is 9.3%--not far from the stock market's long-term average. Our result nearly matches the return of the S&P 500 Index (which is slightly higher than the fund's if taken out to the "one-hundredths" decimal place). That's a powerful testament to the skill of our portfolio managers. After all, the index is a theoretical construct that incurs no operating or transaction costs, while the Quantitative Equity Group must reproduce the index's results in the real world.


----------------------------------------------------------------------------
                                               TOTAL RETURNS TEN YEARS ENDED
                                                           DECEMBER 31, 2002
                                --------------------------------------------
                                       AVERAGE                FINAL VALUE OF
                                        ANNUAL                     A $10,000
                                        RETURN            INITIAL INVESTMENT
----------------------------------------------------------------------------
500 Index Fund
    Investor Shares                       9.3%                       $24,259
Average Large-Cap Core Fund               7.5                         20,568
S&P 500 Index                             9.3                         24,433
----------------------------------------------------------------------------

     Your fund's ten-year return surpasses the average return of large-cap core mutual funds by 1.8 percentage points, a seemingly modest difference, but one that adds up to significant capital over a decade, as shown in the table below. An initial hypothetical investment of $10,000 in Vanguard 500 Index Fund Investor Shares at year-end 1992 would have grown to $24,259 by the end of 2002. The same investment in the average peer fund would have increased to $20,568--a $3,691 shortfall that is primarily the result of our peers' higher costs. (During 2002, the 500 Index Fund Investor Shares had an expense ratio of just 0.18%--0.12% for Admiral Shares--while the average peer levied a 1.38% charge.)

PREPARE FOR THE BEST--AND FOR THE WORST

Is the worst over? The stock market's fourth-quarter rally was encouraging, but the truth is no one knows what the market's future returns will be. That uncertainty doesn't make us powerless; it puts a premium on sensible planning. That's why Vanguard advocates a balanced investment approach that includes stock, bond, and money market funds in proportions appropriate to your goals and unique financial circumstances. Diversification among asset classes is the best way to manage investment risk while still positioning your portfolio for the rewards that risky assets can be expected to deliver.

     It's also important to diversify within the different asset classes. In the stock market, the broadly diversified Vanguard 500 Index Fund is an excellent place to start. You can achieve even greater diversification by supplementing this large-cap-dominated fund with an investment in a smaller-stock fund.

     By following these simple principles, you enhance your ability to stick with an investment program through the tough times so that your portfolio gets the most benefit from the eventual--and inevitable--market recovery. We thank you for entrusting your hard-earned money to us.

Sincerely,


/S/JOHN J. BRENNAN
John J. Brennan
Chairman and Chief Executive Officer

January 10, 2003




--------------------------------------------------------------------------------
YOUR FUND'S PERFORMANCE AT A GLANCE      DECEMBER 31, 2001-DECEMBER 31, 2002

                                                  DISTRIBUTIONS PER SHARE
                                              ----------------------------------

                         STARTING           ENDING          INCOME       CAPITAL
                      SHARE PRICE      SHARE PRICE       DIVIDENDS         GAINS
--------------------------------------------------------------------------------
500 Index Fund
  Investor Shares         $105.89           $81.15          $1.360         $0.00
  Admiral Shares           105.89            81.15          $1.414          0.00
--------------------------------------------------------------------------------

FUND PROFILE AS OF DECEMBER 31, 2002

This Profile provides a snapshot of the fund's characteristics, compared where appropriate with an unmanaged market index. Key terms are defined on page 6.


500 INDEX FUND
-----------------------------------------
PORTFOLIO CHARACTERISTICS
                                      S&P
                            FUND      500
-----------------------------------------
Number of Stocks             505      500
Median Market Cap         $47.0B   $47.0B
Price/Earnings Ratio       21.9x    21.9x
Price/Book Ratio            2.7x     2.7x
Yield                       1.8%
  Investor Shares           1.6%
  Admiral Shares            1.7%
Return on Equity           23.2%    23.2%
Earnings Growth Rate        7.3%     7.3%
Foreign Holdings            0.3%     0.3%
Turnover Rate                 7%       --
Expense Ratio                          --
  Investor Shares          0.18%
  Admiral Shares           0.12%
Cash Investments            0.0%       --
-----------------------------------------

--------------------------------------------
TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)

Microsoft Corp.                         3.4%
  (software)
General Electric Co.                    3.0
  (conglomerate)
ExxonMobil Corp.                        2.9
  (oil)
Wal-Mart Stores, Inc.                   2.7
  (retail)
Pfizer, Inc.                            2.3
  (pharmaceuticals)
Citigroup, Inc.                         2.2
  (banking)
Johnson & Johnson                       2.0
  (pharmaceuticals)
American International Group, Inc.      1.8
  (insurance)
International Business Machines Corp.   1.6
  (computer hardware)
Merck & Co., Inc.                       1.6
  (pharmaceuticals)
--------------------------------------------
Top Ten                                23.5%
--------------------------------------------
The "Ten Largest Holdings" excludes any temporary cash investments and equity index products.


----------------------------------------
VOLATILITY MEASURES

                                     S&P
                            FUND     500
----------------------------------------
R-Squared                   1.00    1.00
Beta                        1.00    1.00
----------------------------------------

-------------------------
INVESTMENT FOCUS

MARKET CAP          LARGE
STYLE               BLEND
-------------------------


--------------------------------------------
SECTOR DIVERSIFICATION (% OF COMMON STOCKS)

                                         S&P
                             FUND        500
--------------------------------------------
Auto & Transportation        2.6%       2.6%
Consumer Discretionary      13.3       13.3
Consumer Staples             8.5        8.5
Financial Services          21.8       21.8
Health Care                 14.8       14.8
Integrated Oils              4.6        4.6
Other Energy                 1.5        1.5
Materials & Processing       3.3        3.3
Producer Durables            3.8        3.8
Technology                  13.6       13.6
Utilities                    7.6        7.6
Other                        4.6        4.6
--------------------------------------------

                                                            VISIT OUR WEBSITE AT
                                                                WWW.VANGUARD.COM
                                         FOR REGULARLY UPDATED FUND INFORMATION.

GLOSSARY OF INVESTMENT TERMS

BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of the fund's target index. The index is assigned a beta of 1.00. A fund with a beta of 1.20 would have seen its share price rise or fall by 12% when the index rose or fell by 10%.
--------------------------------------------------------------------------------
CASH INVESTMENTS. The percentage of a fund's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts to simulate stock investment.
--------------------------------------------------------------------------------
EARNINGS GROWTH RATE. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
FOREIGN HOLDINGS. The percentage of a fund's equity assets represented by stocks or American Depositary Receipts of companies based outside the United States.
--------------------------------------------------------------------------------
MEDIAN MARKET CAP. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund's stocks, weighted by the proportion of the fund's assets invested in each stock. Stocks representing half of the fund's assets have market capitalizations above the median, and the rest are below it.
--------------------------------------------------------------------------------
PRICE/BOOK RATIO. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.
--------------------------------------------------------------------------------

PRICE/EARNINGS RATIO. The ratio of a stock's current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company's future growth.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by the fund's target index. If the fund's total returns were precisely synchronized with the index's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
RETURN ON EQUITY. The annual average rate of return generated by a company during the past five years for each dollar of shareholder's equity (net income divided by shareholder's equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.
--------------------------------------------------------------------------------
TURNOVER RATE. An indication of the fund's trading activity. Funds with high turnover rates incur higher transaction costs and are more likely to distribute capital gains (which are taxable to investors).
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's income from interest and dividends. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of dividends paid on stocks in the index.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY AS OF DECEMBER 31, 2002

All of the returns in this report represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.


500 INDEX FUND
--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE DECEMBER 31, 1992-DECEMBER 31, 2002

                                     AVERAGE
           500 INDEX FUND          LARGE-CAP        S&P 500          WILSHIRE
         INVESTOR SHARES*       CORE FUND **          INDEX        5000 INDEX

199212              10000              10000           10000            10000
199303              10433              10375           10437            10426
199306              10478              10453           10487            10504
199309              10742              10798           10758            10929
199312              10989              11061           11008            11128
199403              10567              10662           10590            10713
199406              10609              10573           10635            10630
199409              11124              11010           11155            11207
199412              11118              10907           11153            11121
199503              12198              11781           12239            12125
199506              13355              12802           13408            13257
199509              14415              13751           14473            14469
199512              15282              14435           15344            15175
199603              16098              15169           16168            16027
199606              16815              15754           16894            16733
199609              17329              16241           17416            17207
199612              18778              17397           18867            18394
199703              19271              17584           19373            18513
199706              22627              20435           22755            21639
199709              24320              21940           24460            23750
199712              25010              22315           25162            24149
199803              28490              25266           28672            27351
199806              29427              25952           29619            27884
199809              26499              22939           26673            24530
199812              32168              27985           32353            29807
199903              33770              29324           33965            30932
199906              36135              31252           36359            33346
199909              33876              29302           34089            31141
199912              38945              34239           39161            36830
200003              39818              35688           40059            38235
200006              38781              34805           38995            36521
200009              38419              34518           38617            36581
200012              35418              31172           35596            32802
200103              31204              27793           31376            28755
200106              33020              29368           33212            30904
200109              28160              25056           28337            25991
200112              31160              26882           31365            29206
200203              31233              27274           31451            29487
200206              27037              23771           27237            25769
200209              22382              19942           22532            21439
200212              24259              20568           24433            23115
--------------------------------------------------------------------------------
                                      AVERAGE ANNUAL TOTAL RETURNS
                                    PERIODS ENDED DECEMBER 31, 2002
                                 ----------------------------------  FINAL VALUE
                                      ONE         FIVE        TEN   OF A $10,000
                                     YEAR        YEARS      YEARS     INVESTMENT
--------------------------------------------------------------------------------
500 Index Fund Investor Shares*   -22.15%      --0.61%      9.27%        $24,259
Average Large-Cap Core Fund**    --23.49       --1.62       7.48          20,568
S&P 500 Index                    --22.10       --0.59       9.34          24,433
Wilshire 5000 Index              --20.86       --0.87       8.74          23,115
--------------------------------------------------------------------------------

                                                                     FINAL VALUE
                                              ONE           SINCE  OF A $250,000
                                             YEAR      INCEPTION+     INVESTMENT

--------------------------------------------------------------------------------
500 Index Fund Admiral Shares             -22.10%         -17.06%       $167,827
S&P 500 Index -22.10 -17.03 167,932
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) DECEMBER 31, 1992-DECEMBER 31, 2002

              500 INDEX FUND              S&P 500
            INVESTOR SHARES*                INDEX

1993                     9.9                 10.1
1994                     1.2                  1.3
1995                    37.4                 37.6
1996                    22.9                 23.0
1997                    33.2                 33.4
1998                    28.6                 28.6
1999                    21.1                 21.0
2000                    -9.1                 -9.1
2001                   -12.0                -11.9
2002                   -22.1                -22.1
--------------------------------------------------------------------------------
* Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**   Derived from data provided by Lipper Inc.
+    November 13, 2000.
Note: See Financial Highlights tables on pages 19 and 20 for dividend and capital gains information.

YOUR FUND'S AFTER-TAX RETURNS

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund's distributions, and
(2) assuming that an investor paid taxes on the fund's distributions and sold all shares at the end of each period.

     Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. (In the example that assumes all fund shares were sold, a negative pre-tax total return translates into a higher after-tax return. This is because the calculation assumes that the investor received a tax deduction for the loss incurred on the sale.)

     The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

     Finally, keep in mind that a fund's performance--whether before or after taxes--does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                    PERIODS ENDED DECEMBER 31, 2002

                                         ONE YEAR   FIVE YEARS      TEN YEARS
                                        ----------------------------------------
500 Index Fund Investor Shares*
Returns Before Taxes                       -22.15%       -0.61%          9.27%
Returns After Taxes on Distributions       -22.62        -1.14           8.44
Returns After Taxes on Distributions
  and Sale of Fund Shares                  -13.58        -0.67           7.44
================================================================================
* Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS

At a special meeting of shareholders on December 3, 2002, fund shareholders approved the following proposals:

* Elect trustees for the fund.* The individuals listed in the table below were elected as trustees for the fund. All trustees served as trustees to the fund prior to the shareholder meeting.

--------------------------------------------------------------------------------
                                                                   Percentage
Trustee                                  For          Withheld            For
--------------------------------------------------------------------------------
John J. Brennan               70,380,839,727     1,259,995,409          98.2%
Charles D. Ellis              70,360,941,814     1,279,893,321          98.2
Rajiv L. Gupta                70,274,493,869     1,366,341,266          98.1
JoAnn Heffernan Heisen        70,368,543,153     1,272,291,982          98.2
Burton G. Malkiel             70,284,920,657     1,355,914,478          98.1
Alfred M. Rankin, Jr.         70,401,439,983     1,239,395,152          98.3
J. Lawrence Wilson            70,272,336,850     1,368,498,286          98.1
--------------------------------------------------------------------------------


* Change the fund's policy on investing in other mutual funds. This change enables the fund to invest its cash reserves in specially created money market and short-term bond funds. This new cash management program, which is similar to those of other large mutual fund complexes, should help the fund to achieve greater diversification and to earn modestly higher returns on its cash reserves. The fund will need Securities and Exchange Commission approval before implementing this new cash management program.

--------------------------------------------------------------------------------
                                                              BROKER  PERCENTAGE
                          FOR       AGAINST     ABSTAIN   NON-VOTES          FOR
--------------------------------------------------------------------------------
500 Index Fund 32,124,657,749 1,678,063,610 884,541,780 6,511,054,055    78.0%


* Reclassify the fund as nondiversified. This change to "nondiversified" status enables the fund to continue tracking its target index in the event that the index becomes dominated by a small number of stocks.

--------------------------------------------------------------------------------
                                                               BROKER PERCENTAGE
                          FOR       AGAINST       ABSTAIN   NON-VOTES        FOR
--------------------------------------------------------------------------------
500 Index Fund 32,303,340,692 1,347,046,384 1,036,876,062 6,511,054,055    78.4%
--------------------------------------------------------------------------------
* Results are for all funds within the same trust.
NOTE: Vote tabulations are rounded to the nearest whole number.

FINANCIAL STATEMENTS AS OF DECEMBER 31, 2002
STATEMENT OF NET ASSETS

This Statement provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. Common stocks are listed in descending market-value order. Temporary cash investments and other assets are added to, and liabilities are subtracted from, the value of Total Common Stocks to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

     At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
500 INDEX FUND                                 SHARES                     (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.3%)(1)
--------------------------------------------------------------------------------
* Microsoft Corp.                     $    44,637,861           $     2,307,777
  General Electric Co.                     83,082,133                  2,023,050
  ExxonMobil Corp.                         56,180,094                 1,962,932
  Wal-Mart Stores, Inc.                    36,852,506                 1,861,420
  Pfizer, Inc.                             51,448,368                 1,572,777
  Citigroup, Inc.                          42,883,099                 1,509,056
  Johnson & Johnson                        24,801,607                 1,332,094
  American International
    Group, Inc.                            21,779,289                 1,259,932
  International Business Machines Corp.    14,110,656                 1,093,576
  Merck & Co., Inc.                        18,748,329                 1,061,343
  Procter & Gamble Co.                     10,847,868                   932,266
  The Coca-Cola Co.                        20,698,225                   906,996
  Verizon Communications                   22,841,084                   885,092
  Bank of America Corp.                    12,496,003                   869,347
  Intel Corp.                              55,312,565                   861,217
* Cisco Systems, Inc.                      60,323,134                   790,233
  SBC Communications Inc.                  27,720,605                   751,506
  Philip Morris Cos., Inc.                 17,271,144                   699,999
  Wells Fargo & Co.                        14,125,634                   662,068
  PepsiCo, Inc.                            14,419,144                   608,776
  Eli Lilly & Co.                           9,379,080                   595,572
* Viacom Inc. Class B                      14,560,097                   593,470
  ChevronTexaco Corp.                       8,918,087                   592,875
  United Parcel Service, Inc.               9,322,431                   588,059
* Dell Computer Corp.                      21,622,759                   578,193
  Fannie Mae                                8,307,327                   534,410
  Abbott Laboratories                      13,045,711                   521,828
* Amgen, Inc.                              10,745,817                   519,453
  AOL Time Warner Inc.                     37,321,560                   488,912
* Oracle Corp.                             44,717,101                   482,945
  Home Depot, Inc.                         19,417,905                   465,253
  Medtronic, Inc.                          10,186,866                   464,521
  Pharmacia Corp.                          10,794,629                   451,215
  Hewlett-Packard Co.                      25,476,916                   442,279
  Wyeth                                    11,067,869                   413,938
  Wachovia Corp.                           11,357,280                   413,859
* Comcast Corp. Class A                    17,455,385                   411,423
  3M Co.                                    3,257,752                   401,681
  BellSouth Corp.                          15,517,281                   401,432
  J.P. Morgan Chase & Co.                  16,669,001                   400,056
  American Express Co.                     10,973,271                   387,905
  Bristol-Myers Squibb Co.                 16,172,544                   374,394
  Morgan Stanley                            9,063,904                   361,831
  Bank One Corp.                            9,723,360                   355,389
  E.I. du Pont de Nemours & Co.             8,294,600                   351,691
  Anheuser-Busch Cos., Inc.                 7,145,958                   345,864
  Freddie Mac                               5,808,425                   342,987
  U.S. Bancorp                             15,993,144                   339,375
  Tyco International Ltd.                  16,657,792                   284,515
  Fifth Third Bancorp                       4,823,942                   282,442
  The Walt Disney Co.                      17,050,051                   278,086
  Merrill Lynch & Co., Inc.                 7,217,319                   273,897
  ConocoPhillips                            5,650,870                   273,446
  Washington Mutual, Inc.                   7,903,810                   272,919
  Schering-Plough Corp.                    12,244,979                   271,839

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
                                               SHARES                     (000)
--------------------------------------------------------------------------------
  The Goldman Sachs Group, Inc.             3,986,270                   271,465
  Gillette Co.                              8,808,057                   267,413
  Walgreen Co.                              8,557,005                   249,779
  United Technologies Corp.                 3,954,588                   244,947
  Lowe's Cos., Inc.                         6,515,540                   244,333
* QUALCOMM Inc.                             6,554,613                   238,522
  Colgate-Palmolive Co.                     4,493,913                   235,616
  The Boeing Co.                            7,009,113                   231,231
  Target Corp.                              7,584,121                   227,524
  Dow Chemical Co.                          7,606,860                   225,924
  First Data Corp.                          6,279,674                   222,363
Lockheed Martin Corp.                       3,807,804                   219,901
Cardinal Health, Inc.                       3,694,444                   218,674
Allstate Corp.                              5,868,983                   217,094
Texas Instruments, Inc.                    14,452,258                   216,928
FleetBoston Financial Corp.                 8,763,010                   212,941
UnitedHealth Group Inc.                     2,541,851                   212,245
Marsh & McLennan Cos., Inc.                 4,483,885                   207,200
Schlumberger Ltd.                           4,847,910                   204,049
Kimberly-Clark Corp.                        4,294,291                   203,850
MBNA Corp.                                 10,667,364                   202,893
Automatic Data Processing, Inc.             4,999,949                   196,248
* Clear Channel
    Communications, Inc.                    5,115,671                   190,763
* Applied Materials, Inc.                  13,759,236                   179,283
  Emerson Electric Co.                      3,515,357                   178,756
  HCA Inc.                                  4,284,666                   177,814
* eBay Inc.                                 2,577,611                   174,814
  General Motors Corp.                      4,679,121                   172,472
  McDonald's Corp.                         10,597,590                   170,409
  Southern Co.                              5,956,870                   169,116
  AT&T Corp.                                6,431,925                   167,938
  Motorola, Inc.                           19,210,949                   166,175
  Illinois Tool Works, Inc.                 2,558,350                   165,935
  Honeywell International Inc.              6,854,940                   164,519
  Sysco Corp.                               5,483,663                   163,358
  Alcoa Inc.                                7,048,787                   160,571
  Gannett Co., Inc.                         2,231,714                   160,237
  Metropolitan Life Insurance Co.           5,846,620                   158,093
* Kohl's Corp.                              2,815,112                   157,506
  Prudential Financial, Inc.                4,726,550                   150,021
* Forest Laboratories, Inc.                 1,510,887                   148,399
  BB&T Corp.                                3,998,252                   147,895
  Northrop Grumman Corp.                    1,519,860                   147,426
  Sara Lee Corp.                            6,509,785                   146,535
  Duke Energy Corp.                         7,444,015                   145,456
  The Bank of New York Co., Inc.            6,063,822                   145,289
* Boston Scientific Corp.                   3,405,051                   144,783
  General Mills, Inc.                       3,071,642                   144,214
  Ford Motor Co.                           15,321,457                   142,490
  Exelon Corp.                              2,696,909                   142,316
  Dominion Resources, Inc.                  2,564,989                   140,818
  International Paper Co.                   4,004,857                   140,050
  National City Corp.                       5,108,737                   139,571
  Baxter International, Inc.                4,953,364                   138,694
  FedEx Corp.                               2,489,643                   134,988
  SunTrust Banks, Inc.                      2,368,116                   134,793
  General Dynamics Corp.                    1,677,565                   133,148
  SLM Corp.                                 1,281,976                   133,146
  ALLTEL Corp.                              2,596,785                   132,436
  Caterpillar, Inc.                         2,873,560                   131,379
  AFLAC Inc.                                4,309,595                   129,805
* AT&T Wireless Services Inc.              22,618,027                   127,792
  Union Pacific Corp.                       2,114,661                   126,605
* Travelers Property Casualty
    Corp. Class B                           8,379,618                   122,761
  Carnival Corp.                            4,898,966                   122,229
  Charles Schwab Corp.                     11,218,142                   121,717
  Kellogg Co.                               3,408,458                   116,808
  Harley-Davidson, Inc.                     2,526,827                   116,739
  Waste Management, Inc.                    5,081,912                   116,477
  Tribune Co.                               2,544,628                   115,679
  The Gap, Inc.                             7,379,748                   114,534
* EMC Corp.                                18,366,159                   112,768
  ConAgra Foods, Inc.                       4,483,850                   112,141
  Stryker Corp.                             1,652,709                   110,930
  Household International, Inc.             3,953,482                   109,946
  Sprint Corp.                              7,468,669                   108,146
* Costco Wholesale Corp.                    3,805,206                   106,774
  Avon Products, Inc.                       1,963,891                   105,795
  Lehman Brothers Holdings, Inc.            1,982,398                   105,642
  State Street Corp.                        2,708,088                   105,615
  Raytheon Co.                              3,388,721                   104,203
  Wm. Wrigley Jr. Co.                       1,881,264                   103,244
  Omnicom Group Inc.                        1,570,071                   101,427
* The Kroger Co.                            6,455,775                    99,742
  Anadarko Petroleum Corp.                  2,075,666                    99,424
  PNC Financial Services Group              2,371,062                    99,347
  NIKE, Inc. Class B                        2,214,777                    98,491
  The McGraw-Hill Cos., Inc.                1,618,094                    97,798
  Newmont Mining Corp.
    (Holding Company)                       3,353,806                    97,361
  The Hartford Financial Services
    Group Inc.                              2,130,244                    96,777
  H.J. Heinz Co.                            2,931,425                    96,356
  Mellon Financial Corp.                    3,597,889                    93,941
* NEXTEL Communications, Inc.               8,041,136                    92,875
  Golden West Financial Corp.               1,281,124                    91,998
  FPL Group, Inc.                           1,523,763                    91,624
  Deere & Co.                               1,992,088                    91,337
* Cendant Corp.                             8,653,649                    90,690
  Progressive Corp. of Ohio                 1,818,438                    90,249
  Baker Hughes, Inc.                        2,802,635                    90,217
  Weyerhaeuser Co.                          1,827,984                    89,955

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
500 INDEX FUND                                 SHARES                     (000)
--------------------------------------------------------------------------------
  Southwest Airlines Co.                    6,467,570           $        89,899
  Occidental Petroleum Corp.                3,147,188                    89,537
  KeyCorp                                   3,547,510                    89,184
  Maxim Integrated Products, Inc.           2,674,567                    88,368
* WellPoint Health Networks
    Inc. Class A                            1,241,694                    88,359
  Paychex, Inc.                             3,140,026                    87,607
  XL Capital Ltd. Class A                   1,134,060                    87,606
  Masco Corp.                               4,107,696                    86,467
  TJX Cos., Inc.                            4,410,078                    86,085
* Safeway, Inc.                             3,682,784                    86,030
  Equity Office Properties
    Trust REIT                              3,437,035                    85,857
  Progress Energy, Inc.                     1,977,570                    85,728
  Eastman Kodak Co.                         2,435,936                    85,355
  The Principal Financial
    Group, Inc.                             2,812,689                    84,746
  Entergy Corp.                             1,853,550                    84,503
* Bed Bath & Beyond, Inc.                   2,442,888                    84,353
  Danaher Corp.                             1,272,396                    83,596
  Burlington Northern
    Santa Fe Corp.                          3,151,533                    81,971
  FirstEnergy Corp.                         2,484,900                    81,927
  CVS Corp.                                 3,280,676                    81,918
  Coca-Cola Enterprises, Inc.               3,751,870                    81,491
  Air Products & Chemicals, Inc.            1,896,999                    81,097
* Sun Microsystems, Inc.                   26,004,417                    80,874
* Yahoo! Inc.                               4,933,387                    80,661
* Intuit, Inc.                              1,713,469                    80,396
  Campbell Soup Co.                         3,421,969                    80,314
* Guidant Corp.                             2,552,373                    78,741
  Praxair, Inc.                             1,350,084                    77,994
  American Electric Power Co., Inc.         2,828,887                    77,313
  Hershey Foods Corp.                       1,136,564                    76,650
  Consolidated Edison Inc.                  1,783,486                    76,369
  The Clorox Co.                            1,836,893                    75,772
  The Chubb Corp.                           1,428,094                    74,547
* Anthem, Inc.                              1,180,850                    74,275
  Franklin Resources Corp.                  2,170,042                    73,955
  Electronic Data Systems Corp.             3,977,598                    73,307
* Analog Devices, Inc.                      3,053,175                    72,879
  SouthTrust Corp.                          2,895,793                    71,960
* Staples, Inc.                             3,928,942                    71,900
  Burlington Resources, Inc.                1,681,023                    71,696
  PPG Industries, Inc.                      1,414,554                    70,940
* Qwest Communications
    International Inc.                     14,154,676                    70,773
  Albertson's, Inc.                         3,165,539                    70,465
* Agilent Technologies, Inc.                3,896,552                    69,982
  Mattel, Inc.                              3,650,536                    69,908
  Loews Corp.                               1,548,172                    68,832
  Apache Corp.                              1,201,970                    68,500
  Halliburton Co.                           3,643,733                    68,174
  Newell Rubbermaid, Inc.                   2,232,078                    67,699
* Zimmer Holdings, Inc.                     1,628,332                    67,608
  John Hancock Financial
    Services, Inc.                          2,405,456                    67,112
  Linear Technology Corp.                   2,604,830                    66,996
  Archer-Daniels-Midland Co.                5,399,628                    66,955
* Concord EFS, Inc.                         4,247,429                    66,855
* Tenet Healthcare Corp.                    4,071,788                    66,777
* Starbucks Corp.                           3,242,288                    66,078
  Unocal Corp.                              2,153,187                    65,844
  Becton, Dickinson & Co.                   2,143,327                    65,779
  McKesson Corp.                            2,430,531                    65,697
  Marriott International, Inc.
    Class A                                 1,985,079                    65,250
  Cintas Corp.                              1,420,714                    64,998
  DTE Energy Co.                            1,398,091                    64,871
  Norfolk Southern Corp.                    3,244,788                    64,863
* Best Buy Co., Inc.                        2,684,810                    64,838
  Northern Trust Corp.                      1,844,461                    64,648
  Computer Associates
    International, Inc.                     4,786,153                    64,613
  Pitney Bowes, Inc.                        1,974,862                    64,499
  St. Paul Cos., Inc.                       1,890,857                    64,384
  Ace, Ltd.                                 2,192,815                    64,337
* Apollo Group, Inc. Class A                1,456,469                    64,085
* Lexmark International, Inc.               1,051,342                    63,606
  Sears, Roebuck & Co.                      2,640,834                    63,248
  Comerica, Inc.                            1,458,593                    63,070
  Allergan, Inc.                            1,080,585                    62,263
  Biomet, Inc.                              2,168,891                    62,160
  Transocean Inc.                           2,665,155                    61,832
  Regions Financial Corp.                   1,846,515                    61,600
  Ingersoll-Rand Co.                        1,412,540                    60,824
  Limited Brands, Inc.                      4,365,315                    60,809
  H & R Block, Inc.                         1,508,559                    60,644
  The Pepsi Bottling Group, Inc.            2,341,442                    60,175
  Devon Energy Corp.                        1,307,996                    60,037
  Rohm & Haas Co.                           1,845,933                    59,956
* Yum! Brands, Inc.                         2,467,439                    59,761
  Public Service Enterprise
    Group, Inc.                             1,856,977                    59,609
  Johnson Controls, Inc.                      741,097                    59,414
* Chiron Corp.                              1,570,610                    59,055
* St. Jude Medical, Inc.                    1,482,365                    58,880
* Electronic Arts Inc.                      1,179,626                    58,710
* AutoZone Inc.                               822,783                    58,130
* Xilinx, Inc.                              2,814,494                    57,979
  Fortune Brands, Inc.                      1,246,339                    57,967
  New York Times Co. Class A                1,264,417                    57,822
  AmSouth Bancorp                           2,967,349                    56,973
* MedImmune Inc.                            2,095,617                    56,938

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
                                               SHARES                     (000)
--------------------------------------------------------------------------------
  Avery Dennison Corp.                        916,725           $        55,994
* KLA-Tencor Corp.                          1,575,317                    55,719
* SunGard Data Systems, Inc.                2,364,028                    55,697
  Equity Residential REIT                   2,261,318                    55,583
  Marathon Oil Corp.                        2,606,329                    55,489
  May Department Stores Co.                 2,406,540                    55,302
  Capital One Financial Corp.               1,852,290                    55,050
* International Game Technology               723,646                    54,939
  Countrywide Financial Corp.               1,055,114                    54,497
* Fiserv, Inc.                              1,597,539                    54,236
  Charter One Financial, Inc.               1,886,714                    54,205
* Veritas Software Corp.                    3,436,390                    53,676
  Ecolab, Inc.                              1,081,699                    53,544
  Simon Property Group, Inc. REIT           1,566,556                    53,373
  Ameren Corp.                              1,281,473                    53,271
  MBIA, Inc.                                1,211,533                    53,138
* Genzyme Corp.-General Division            1,791,371                    52,971
  Moody's Corp.                             1,261,497                    52,087
  Aetna Inc.                                1,256,868                    51,682
  J.C. Penney Co., Inc.
    (Holding Company)                       2,236,891                    51,471
  Cincinnati Financial Corp.                1,348,250                    50,627
  CSX Corp.                                 1,778,854                    50,359
  TXU Corp.                                 2,687,192                    50,197
  Marshall & Ilsley Corp.                   1,823,139                    49,918
* Biogen, Inc.                              1,244,478                    49,854
  Ambac Financial Group, Inc.                 884,725                    49,757
* Xerox Corp.                               6,139,041                    49,419
* Computer Sciences Corp.                   1,433,323                    49,378
  Textron, Inc.                             1,147,726                    49,341
  Dover Corp.                               1,689,157                    49,256
* Micron Technology, Inc.                   5,051,645                    49,203
  Adobe Systems, Inc.                       1,972,577                    48,922
  Aon Corp.                                 2,586,247                    48,854
  Synovus Financial Corp.                   2,503,394                    48,566
  AmerisourceBergen Corp.                     884,245                    48,023
  CIGNA Corp.                               1,163,771                    47,854
* PeopleSoft, Inc.                          2,613,092                    47,820
  Bear Stearns Co., Inc.                      802,580                    47,673
  PPL Corp.                                 1,372,931                    47,613
  Cinergy Corp.                             1,405,346                    47,388
  UST, Inc.                                 1,410,265                    47,145
* Federated Department
    Stores, Inc.                            1,637,745                    47,102
* PG&E Corp.                                3,378,759                    46,965
* Univision Communications Inc.             1,912,755                    46,862
  Lincoln National Corp.                    1,478,163                    46,680
  Union Planters Corp.                      1,654,131                    46,547
  ITT Industries, Inc.                        766,561                    46,523
  Eaton Corp.                                 588,512                    45,969
  Jefferson-Pilot Corp.                     1,197,981                    45,655
  North Fork Bancorp, Inc.                  1,348,326                    45,493
  Parker Hannifin Corp.                       985,504                    45,461
  Interpublic Group of Cos., Inc.           3,219,718                    45,334
  Family Dollar Stores, Inc.                1,443,944                    45,065
  Genuine Parts Co.                         1,458,136                    44,911
  PACCAR, Inc.                                967,495                    44,631
* Quest Diagnostics, Inc.                     769,621                    43,791
  Knight Ridder                               687,459                    43,482
* American Standard Cos., Inc.                604,917                    43,034
  Kinder Morgan, Inc.                       1,016,102                    42,951
* Apple Computer, Inc.                      2,996,319                    42,937
* Nabors Industries, Inc.                   1,208,396                    42,620
* BJ Services Co.                           1,308,649                    42,282
  Monsanto Co.                              2,182,479                    42,013
  KeySpan Corp.                             1,185,732                    41,785
  MeadWestvaco Corp.                        1,670,044                    41,267
  Amerada Hess Corp.                          744,852                    41,004
* Comcast Corp. Special Class A             1,814,271                    40,984
  NiSource, Inc.                            2,035,419                    40,708
  Sempra Energy                             1,710,465                    40,452
  SAFECO Corp.                              1,153,868                    40,005
  Hilton Hotels Corp.                       3,141,660                    39,930
  Starwood Hotels & Resorts
    Worldwide, Inc.                         1,665,331                    39,535
* Altera Corp.                              3,193,700                    39,410
  W.W. Grainger, Inc.                         763,352                    39,351
* Noble Corp.                               1,117,425                    39,277
  EOG Resources, Inc.                         964,627                    38,508
  Constellation Energy Group, Inc.          1,375,399                    38,264
* Jones Apparel Group, Inc.                 1,075,783                    38,126
* Office Depot, Inc.                        2,576,149                    38,024
  First Tennessee National Corp.            1,048,334                    37,677
  Delphi Corp.                              4,662,163                    37,530
  IMS Health, Inc.                          2,345,335                    37,525
  Brown-Forman Corp. Class B                  571,051                    37,324
  Kerr-McGee Corp.                            838,019                    37,124
* Harrah's Entertainment, Inc.                933,271                    36,958
  Molex, Inc.                               1,600,909                    36,885
  Huntington Bancshares Inc.                1,966,565                    36,794
  Xcel Energy, Inc.                         3,328,862                    36,617
* Sprint PCS                                8,341,390                    36,535
  Leggett & Platt, Inc.                     1,624,952                    36,464
  Plum Creek Timber Co. Inc. REIT           1,543,362                    36,423
  Torchmark Corp.                             988,822                    36,122
* Lucent Technologies, Inc.                28,659,723                    36,111
  Health Management
    Associates Class A                      1,990,218                    35,625
  Rockwell Collins, Inc.                    1,527,338                    35,526
  UnumProvident Corp.                       2,016,249                    35,365
  Sherwin-Williams Co.                      1,251,314                    35,350
  CenturyTel, Inc.                          1,190,639                    34,981
* Novellus Systems, Inc.                    1,240,648                    34,837
  El Paso Corp.                             5,001,980                    34,814

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
500 INDEX FUND                                 SHARES                     (000)
--------------------------------------------------------------------------------
* Broadcom Corp.                            2,304,446           $        34,705
  MGIC Investment Corp.                       838,866                    34,645
* King Pharmaceuticals, Inc.                2,010,031                    34,552
  Georgia Pacific Group                     2,085,914                    33,708
* BMC Software, Inc.                        1,965,783                    33,635
  Dollar General Corp.                      2,782,348                    33,249
  VF Corp.                                    907,099                    32,701
* Edison International                      2,720,352                    32,236
  Rockwell Automation, Inc.                 1,552,038                    32,143
  Vulcan Materials Co.                        848,147                    31,806
* Corning, Inc.                             9,584,708                    31,725
  R.J. Reynolds Tobacco
    Holdings, Inc.                            736,806                    31,027
  Applera Corp.-Applied
    Biosystems Group                        1,746,743                    30,638
* Siebel Systems, Inc.                      4,047,444                    30,275
  Zions Bancorp                               759,529                    29,887
  Dow Jones & Co., Inc.                       688,414                    29,760
  Whirlpool Corp.                             569,314                    29,730
* Jabil Circuit, Inc.                       1,653,663                    29,634
  Darden Restaurants Inc.                   1,427,780                    29,198
  Sigma-Aldrich Corp.                         598,988                    29,171
* JDS Uniphase Corp.                       11,798,020                    29,141
  Tiffany & Co.                             1,215,078                    29,053
* Pactiv Corp.                              1,323,041                    28,922
  Black & Decker Corp.                        673,000                    28,865
* Network Appliance, Inc.                   2,813,615                    28,136
  Cooper Industries, Inc. Class A             769,857                    28,061
  T. Rowe Price Group Inc.                  1,021,682                    27,871
  International Flavors &
    Fragrances, Inc.                          788,270                    27,668
  Equifax, Inc.                             1,188,632                    27,505
* Thermo Electron Corp.                     1,366,179                    27,488
  Nucor Corp.                                 652,598                    26,952
* QLogic Corp.                                780,504                    26,935
* Unisys Corp.                              2,709,023                    26,819
  Liz Claiborne, Inc.                         891,940                    26,446
  RadioShack Corp.                          1,407,175                    26,370
* Sealed Air Corp.                            701,241                    26,156
  Wendy's International, Inc.                 964,214                    26,101
  Centex Corp.                                514,420                    25,824
  Pinnacle West Capital Corp.                 755,180                    25,744
  The Stanley Works                           736,934                    25,483
* Watson Pharmaceuticals, Inc.                892,220                    25,223
  C.R. Bard, Inc.                             431,483                    25,026
* Tellabs, Inc.                             3,439,770                    25,007
* Citizens Communications Co.               2,356,280                    24,859
* American Power
    Conversion Corp.                        1,637,298                    24,805
* Solectron Corp.                           6,899,124                    24,492
  Pulte Homes, Inc.                           511,008                    24,462
  Alberto-Culver Co. Class B                  484,072                    24,397
  Ball Corp.                                  474,713                    24,301
  Stilwell Financial, Inc.                  1,857,471                    24,277
  Engelhard Corp.                           1,067,627                    23,861
  Eastman Chemical Co.                        645,452                    23,733
* Waters Corp.                              1,078,924                    23,499
* Phelps Dodge Corp.                          742,207                    23,491
* Robert Half International, Inc.           1,447,881                    23,325
* National Semiconductor Corp.              1,510,616                    22,674
  TECO Energy, Inc.                         1,465,684                    22,674
  Bemis Co., Inc.                             442,425                    21,958
* Convergys Corp.                           1,447,132                    21,924
  Deluxe Corp.                                515,679                    21,710
* Sabre Holdings Corp.                      1,192,042                    21,588
  CenterPoint Energy Inc.                   2,538,785                    21,580
  Nordstrom, Inc.                           1,130,768                    21,451
  Sunoco, Inc.                                637,212                    21,143
* Mercury Interactive Corp.                   705,516                    20,919
  R.R. Donnelley & Sons Co.                   946,107                    20,597
* Freeport-McMoRan Copper &
    Gold, Inc. Class B                      1,209,723                    20,299
  Temple-Inland Inc.                          448,391                    20,092
* Teradyne, Inc.                            1,528,554                    19,886
* Sanmina-SCI Corp.                         4,410,149                    19,802
* NCR Corp.                                   815,106                    19,351
  Fluor Corp.                                 671,300                    18,796
  Maytag Corp.                                651,531                    18,569
  Adolph Coors Co. Class B                    302,979                    18,557
* Advanced Micro Devices, Inc.              2,870,477                    18,543
* CIENA Corp.                               3,603,769                    18,523
  SuperValu Inc.                            1,115,503                    18,417
  Winn-Dixie Stores, Inc.                   1,175,213                    17,957
* LSI Logic Corp.                           3,104,564                    17,913
  Rowan Cos., Inc.                            781,890                    17,749
* Toys R Us, Inc.                           1,773,928                    17,739
  Goodrich Corp.                              960,959                    17,605
* Citrix Systems, Inc.                      1,427,764                    17,590
  KB HOME                                     400,029                    17,141
  Pall Corp.                                1,026,641                    17,124
  Meredith Corp.                              414,402                    17,036
* Rational Software Corp.                   1,629,596                    16,932
  Hasbro, Inc.                              1,445,708                    16,698
* Allied Waste Industries, Inc.             1,646,127                    16,461
  Ashland, Inc.                               570,157                    16,267
  Bausch & Lomb, Inc.                         450,651                    16,223
  Symbol Technologies, Inc.                 1,926,505                    15,836
* Comverse Technology, Inc.                 1,568,135                    15,713
* Providian Financial Corp.                 2,415,889                    15,679
  Scientific-Atlanta, Inc.                  1,289,282                    15,291
* Compuware Corp.                           3,156,450                    15,151
* Manor Care, Inc.                            804,945                    14,980
  Brunswick Corp.                             752,655                    14,948
* Reebok International Ltd.                   501,275                    14,737

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
500 INDEX FUND                                 SHARES                     (000)
--------------------------------------------------------------------------------
* NVIDIA Corp.                              1,277,591           $        14,705
  Dana Corp.                                1,240,247                    14,585
* ADC Telecommunications, Inc.              6,659,162                    13,918
* HealthSouth Corp.                         3,309,716                    13,901
* Millipore Corp.                             404,043                    13,737
* AES Corp.                                 4,545,935                    13,729
  Snap-On Inc.                                487,543                    13,705
* Humana Inc.                               1,355,566                    13,556
  Autodesk, Inc.                              942,426                    13,477
* Tektronix, Inc.                             727,020                    13,224
  Circuit City Stores, Inc.                 1,756,179                    13,031
* Big Lots Inc.                               970,920                    12,845
  NICOR Inc.                                  367,470                    12,505
  Delta Air Lines, Inc.                     1,031,644                    12,483
  Boise Cascade Corp.                         487,107                    12,285
* Navistar International Corp.                505,218                    12,282
* Quintiles Transnational Corp.               983,614                    11,902
  Ryder System, Inc.                          520,784                    11,686
  Williams Cos., Inc.                       4,319,840                    11,664
  Peoples Energy Corp.                        296,006                    11,441
  CMS Energy Corp.                          1,204,419                    11,370
  United States Steel Corp.                   855,339                    11,222
  Dillard's Inc.                              707,480                    11,221
  Worthington Industries, Inc.                715,695                    10,907
* TMP Worldwide, Inc.                         928,118                    10,497
* Calpine Corp.                             3,157,863                    10,295
* Novell, Inc.                              3,046,041                    10,174
  Great Lakes Chemical Corp.                  419,802                    10,025
  The Goodyear Tire & Rubber Co.            1,465,283                     9,979
  Crane Co.                                   497,063                     9,906
  Cummins Inc.                                346,259                     9,740
  Cooper Tire & Rubber Co.                    614,740                     9,430
* Applied Micro Circuits Corp.              2,525,407                     9,319
* American Greetings
    Corp. Class A                             550,893                     8,704
  PerkinElmer, Inc.                         1,054,752                     8,702
* AMR Corp.                                 1,303,488                     8,603
* Gateway, Inc.                             2,709,836                     8,509
* Andrew Corp.                                820,488                     8,435
* Thomas & Betts Corp.                        487,695                     8,242
* Hercules, Inc.                              913,426                     8,038
  Allegheny Energy, Inc.                    1,050,718                     7,943
* PMC Sierra Inc.                           1,399,281                     7,780
  Visteon Corp.                             1,089,091                     7,580
* Avaya Inc.                                3,026,646                     7,415
  Tupperware Corp.                            487,645                     7,354
* Louisiana-Pacific Corp.                     874,721                     7,050
* Mirant Corp.                              3,365,781                     6,361
* Viacom Inc. Class A                         143,386                     5,852
* Parametric Technology Corp.               2,182,044                     5,499
  Allegheny Technologies Inc.                 674,897                     4,205
* Power-One, Inc.                             667,643                     3,786
  Dynegy, Inc.                              3,104,605                     3,663
* McDermott International, Inc.               531,504                     2,328
  Molex, Inc. Class A                           4,051                        81
  Alberto-Culver Co. Class A                    1,000                        49
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (COST $65,264,828)                          $    67,685,312
--------------------------------------------------------------------------------
                                                 FACE
                                               AMOUNT
                                                (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (0.8%)(1)
--------------------------------------------------------------------------------
Federal National Mortgage Assn.
  (2)   1.56%, 1/8/2003                      $ 25,000                    24,995
  (2)   1.69%, 1/8/2003                        10,000                     9,998
Repurchase Agreements
Collateralized by U.S. Government
  Obligations in a Pooled Cash Account
        1.21%, 1/2/2003--Note E               102,761                   102,761
        1.22%, 1/2/2003                       405,761                   405,761
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS (Cost $543,511)                $       543,515
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.1%) (Cost $65,808,339)                   $    68,228,827
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.1%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                    741,771
Liabilities--Note E                                                    (825,100)
                                                                ----------------
                                                                $       (83,329)
                                                                ----------------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                               $    68,145,498
================================================================================
* See Note A in Notes to Financial Statements.
* Non-income-producing security.

(1) The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets. See Note C in Notes to Financial Statements.
(2) Securities with an aggregate value of $34,993,000 have been segregated as initial margin for open futures contracts.
REIT--Real Estate Investment Trust.

--------------------------------------------------------------------------------
                                                                         AMOUNT
500 INDEX FUND                                                            (000)
--------------------------------------------------------------------------------
AT DECEMBER 31, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                     $70,123,532
Overdistributed Net Investment Income                                  (102,042)
Accumulated Net Realized Losses                                      (4,286,272)
Unrealized Appreciation (Depreciation)
  Investment Securities                                               2,420,488
  Futures Contracts                                                     (10,208)
--------------------------------------------------------------------------------
NET ASSETS                                                          $68,145,498
================================================================================

Investor Shares--Net Assets
Applicable  to  692,805,511  outstanding  $.001
  par value  shares of  beneficial interest
    (unlimited authorization)                                       $56,223,881
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INVESTOR SHARES                              $81.15
================================================================================

Admiral Shares--Net Assets
Applicable to 146,900,412 outstanding $.001
  par value shares of beneficial interest
    (unlimited authorization)                                       $11,921,617
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- ADMIRAL SHARES                               $81.15
================================================================================
See Note C in Notes to Financial Statements for the tax-basis components of net assets.

STATEMENT OF OPERATIONS

This Statement shows the types of income earned by the fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain
(Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

--------------------------------------------------------------------------------
                                                                 500 INDEX FUND
                                                   YEAR ENDED DECEMBER 31, 2002
                                                                          (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
  Dividends                                                         $ 1,230,122
    Interest                                                              7,336
    Security Lending                                                        995
--------------------------------------------------------------------------------
    Total Income                                                      1,238,453
--------------------------------------------------------------------------------
EXPENSES
The Vanguard Group--Note B
  Investment Advisory Services                                              190
  Management and Administrative
    Investor Shares                                                     101,637
    Admiral Shares                                                       13,952
  Marketing and Distribution
    Investor Shares                                                      10,734
    Admiral Shares                                                        1,597
  Custodian Fees                                                            524
  Auditing Fees                                                              12
  Shareholders' Reports and Proxies
    Investor Shares                                                       2,994
    Admiral Shares                                                           32
  Trustees' Fees and Expenses                                                96
--------------------------------------------------------------------------------
    Total Expenses                                                      131,768
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 1,106,685
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Investment Securities Sold                                         (2,408,007)
  Futures Contracts                                                    (108,351)
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                                             (2,516,358)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
  Investment Securities                                             (18,318,402)
  Futures Contracts                                                     (13,299)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                    (18,331,701)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS    $(19,741,374)
================================================================================

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how the fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

--------------------------------------------------------------------------------
                                                                500 INDEX FUND
                                                        ------------------------
                                                         YEAR ENDED DECEMBER 31,
                                                        ------------------------
                                                        2002               2001
                                                       (000)              (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                       $    1,106,685    $     1,023,429
  Realized Net Gain (Loss)                        (2,516,358)          (161,547)
  Change in Unrealized Appreciation
    (Depreciation)                               (18,331,701)       (12,606,057)
--------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
    Resulting from Operations                    (19,741,374)       (11,744,175)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
    Investor Shares                                 (940,961)          (880,294)
    Admiral Shares                                  (202,486)          (156,169)
  Realized Capital Gain
    Investor Shares                                       --                 --
    Admiral Shares                                        --                 --
--------------------------------------------------------------------------------
    Total Distributions                           (1,143,447)        (1,036,463)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--NOTE F
  Investor Shares                                    439,822         (3,502,888)
  Admiral Shares                                   1,576,643          6,819,849
--------------------------------------------------------------------------------
    Net Increase (Decrease) from
     Capital Share Transactions                    2,016,465          3,316,961
--------------------------------------------------------------------------------
    Total Increase (Decrease)                    (18,868,356)        (9,463,677)
--------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                             87,013,854         96,477,531
--------------------------------------------------------------------------------
  End of Period                                  $68,145,498        $87,013,854
================================================================================

FINANCIAL HIGHLIGHTS

This table summarizes the fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.


500 INDEX FUND INVESTOR SHARES
-------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                        -----------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                        2002      2001      2000      1999       1998
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $105.89   $121.86   $135.33   $113.95   $ 90.07
  Investment Operations
  Net Investment Income                                               1.32     1.260      1.29     1.370      1.33
  Net Realized and Unrealized Gain (Loss)on Investments             (24.70)  (15.955)   (13.46)   22.415     24.30
-------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                (23.38)  (14.695)   (12.17)   23.785     25.63
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                               (1.36)   (1.275)    (1.30)   (1.410)    (1.33)
  Distributions from Realized Capital Gains                             --        --        --     (.995)     (.42)
-------------------------------------------------------------------------------------------------------------------
    Total Distributions                                              (1.36)   (1.275)    (1.30)   (2.405)    (1.75)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                     $ 81.15   $105.89   $121.86   $135.33   $113.95
===================================================================================================================

TOTAL RETURN*                                                      -22.15%   -12.02%    -9.06%    21.07%    28.62%
===================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                             $56,224   $73,151   $88,240  $104,652   $74,229
  Ratio of Total Expenses to Average Net Assets                      0.18%     0.18%     0.18%     0.18%     0.18%
  Ratio of Net Investment Income to Average Net Assets               1.43%     1.14%     0.98%     1.13%     1.35%
  Portfolio Turnover Rate**                                             7%        4%        9%        6%        6%
===================================================================================================================
* Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
** Portfolio  turnover rates excluding in-kind  redemptions were 6%, 3%, 7%, 3%, and 3%, respectively.

500 INDEX FUND ADMIRAL SHARES
--------------------------------------------------------------------------------
                                                                     NOV. 13* TO
                                                   YEAR ENDED DEC. 31,
                                                ----------------------- DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD      2002       2001         2000
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $105.89    $121.87     $124.88
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                            1.374      1.313        .179
  Net Realized and Unrealized Gain (Loss)
    on Investments                               (24.700)   (15.955)     (2.808)
--------------------------------------------------------------------------------
    Total from Investment Operations             (23.326)   (14.642)     (2.629)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income            (1.414)    (1.338)      (.381)
  Distributions from Realized Capital Gains           --         --          --
--------------------------------------------------------------------------------
    Total Distributions                           (1.414)    (1.338)      (.381)
--------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                   $ 81.15    $105.89     $121.87
================================================================================

TOTAL RETURN                                     -22.10%    -11.98%      -2.10%
================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)           $11,922    $13,863      $8,237
  Ratio of Total Expenses to
    Average Net Assets                             0.12%      0.12%      0.12%+
  Ratio of Net Investment Income to
    Average Net Assets                             1.50%      1.22%      1.03%+
  Portfolio Turnover Rate**                           7%         4%          9%
================================================================================
* Inception.
** Portfolio turnover rates excluding in-kind redemptions were 6%, 3%, and7%, respectively.
+ Annualized.



NOTES TO FINANCIAL STATEMENTS

Vanguard 500 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund's minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

     1. SECURITY VALUATION: Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices are taken from the primary market in which each security trades. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued by methods deemed by the board of trustees to represent fair value.

     2. FUTURES CONTRACTS: The fund uses S&P 500 Index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

     Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

     3. REPURCHASE AGREEMENTS: The fund, along with other members of The Vanguard Group, transfers uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     4. FEDERAL INCOME TAXES: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

     5. DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date.

     6. OTHER: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

     Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxies. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2002, the fund had contributed capital of $13,527,000 to Vanguard (included in Other Assets), representing 0.02% of the fund's net assets and 13.52% of Vanguard's capitalization. The fund's trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

     During the year ended December 31, 2002, the fund realized $574,466,000 of net capital gains resulting from in-kind redemptions--in which shareholders exchange fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

     For tax purposes, at December 31, 2002, $13,373,000 of the fund's December 2002 dividend payable in January 2003 will be used to reduce required 2003 ordinary income dividends. The fund had realized losses of $4,292,867,000 to offset future net capital gains of $193,358,000 through December 31, 2008, $890,248,000 through December 31, 2009, $3,087,963,000 through December 31,
2010, and $121,298,000 through December 31, 2011.

     At December 31, 2002, net unrealized appreciation of investment securities for tax purposes was $2,420,488,000, consisting of unrealized gains of $15,765,826,000 on securities that had risen in value since their purchase and $13,345,338,000 in unrealized losses on securities that had fallen in value since their purchase.

     At December 31, 2002, the aggregate settlement value of open futures contracts expiring in March 2003 and the related unrealized depreciation were:

--------------------------------------------------------------------------------
                                                        (000)
                                        ----------------------------------------
                                               AGGREGATE              UNREALIZED
                               NUMBER OF      SETTLEMENT           APPRECIATION
FUTURES CONTRACTS         LONG CONTRACTS           VALUE          (DEPRECIATION)
--------------------------------------------------------------------------------
S&P 500 Index                      2,109        $463,400               $(10,208)
--------------------------------------------------------------------------------

Unrealized depreciation on open futures contracts is required to be treated as realized loss for tax purposes.

D. During the year ended December 31, 2002, the fund purchased $7,435,173,000 of investment securities and sold $5,538,420,000 of investment securities other than temporary cash investments.

E. The market value of securities on loan to broker/dealers at December 31, 2002, was $84,590,000, for which the fund held cash collateral of $102,761,000. The fund invests cash collateral received in repurchase agreements, and records a liability for the return of the collateral, during the period the securities are on loan.

F. Capital share transactions for each class of shares were:

--------------------------------------------------------------------------------
                                                 YEAR ENDED DECEMBER 31,
                                        ----------------------------------------
                                               2002                 2001
                                        ----------------------------------------
                                 AMOUNT        SHARES       AMOUNT        SHARES
                                  (000)        (000)         (000)        (000)
--------------------------------------------------------------------------------
Investor Shares
  Issued                   $ 13,122,035       141,376 $ 15,386,452      136,694
  Issued in Lieu of
    Cash Distributions          883,934        10,271      820,769        7,971
  Redeemed                  (13,566,147)     (149,680) (19,710,109)    (177,918)
                           -----------------------------------------------------
    Net Increase (Decrease)
      -- Investor Shares        439,822         1,967   (3,502,888)     (33,253)
                           -----------------------------------------------------
Admiral Shares
  Issued                      3,955,614        42,831    8,213,256       76,409
  Issued in Lieu of
    Cash Distributions          171,021         1,990      132,911        1,294
  Redeemed                   (2,549,992)      (28,843)  (1,526,318)     (14,373)
                           -----------------------------------------------------
    Net Increase (Decrease)
      --Admiral Shares        1,576,643        15,978    6,819,849       63,330
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of Vanguard U.S. Stock Index Funds:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard 500 Index Fund (a separate fund of Vanguard U.S. Stock Index Funds, hereafter referred to as the "Fund") at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
PHILADELPHIA, PENNSYLVANIA


JANUARY 30, 2003


--------------------------------------------------------------------------------
SPECIAL 2002 TAX INFORMATION
  (UNAUDITED) FOR VANGUARD 500 INDEX FUND

This information for the fiscal year ended December 31, 2002, is included pursuant to provisions of the Internal Revenue Code.

     For corporate shareholders, 100% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.
--------------------------------------------------------------------------------

[graphic]
THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.
     A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.
     Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the

NAME                     POSITION(S) HELD WITH FUND
(YEAR OF BIRTH)          (NUMBER OF VANGUARD FUNDS
TRUSTEE/OFFICER SINCE    OVERSEEN BY TRUSTEE/OFFICER)        PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
JOHN J. BRENNAN*         Chairman of the Board,              Chairman of the Board, Chief Executive Officer, and Director/Trustee
(1954)                   Chief Executive Officer,            of The Vanguard Group, Inc., and of each of the investment companies
May 1987                 and Trustee                         served by The Vanguard Group.
                         (109)
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees
CHARLES D. ELLIS         Trustee                             The Partners of '63 (pro bono ventures in education); Senior Adviser
(1937)                   (109)                               to Greenwich Associates (international business strategy consulting);
January 2001                                                 Successor Trustee of Yale University; Overseer of the Stern School of
                                                             Business at New York University; Trustee of the Whitehead Institute
                                                             for Biomedical Research.
------------------------------------------------------------------------------------------------------------------------------------
RAJIV L. GUPTA           Trustee                             Chairman and Chief Executive Officer (since October 1999), Vice
(1945)                   (87)                                Chairman (January-September 1999), and Vice President (prior to
                                                             December 2001 September 1999) of Rohm and Haas Co.(chemicals); Director of Technitrol, Inc. (electronic components), and Agere Systems
                                                             (communications components); Board Member of the American Chemistry
                                                             Council; Trustee of Drexel University.
------------------------------------------------------------------------------------------------------------------------------------
JOANN HEFFERNAN HEISEN   Trustee                             Vice President, Chief Information Officer, and Member of the Executive
(1950)                   (109)                               Committee of Johnson & Johnson (pharmaceuticals/consumer products);
                                                             July 1998 Director of the Medical Center at Princeton and Women's
                                                             Research and Education Institute.


BURTON G. MALKIEL        Trustee                             Chemical Bank Chairman's Professor of Economics, Princeton University;
(1932)                   (107)                               Director of Vanguard Investment Series plc (Irish investment fund)
                                                             (since May 1977 November 2001), Vanguard Group (Ireland) Limited (Irish
                                                             investment management firm) (since November 2001), Prudential Insurance
                                                             Co. of America, BKF Capital (investment management), The Jeffrey Co.
                                                             (holding company), and NeuVis, Inc. (software company).
------------------------------------------------------------------------------------------------------------------------------------
ALFRED M. RANKIN, Jr.    Trustee                             Chairman, President, Chief Executive Officer, and Director of NACCO
(1941)                   (109)                               Industries, Inc. (forklift trucks/housewares/lignite); Director of
                                                             Goodrich January 1993 Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (a supplier for the automotive industry) until 1998.
------------------------------------------------------------------------------------------------------------------------------------
J. LAWRENCE WILSON       Trustee                             Retired Chairman and Chief Executive Officer of Rohm and Haas Co.
(1936)                   (109)                               (chemicals); Director of Cummins Inc. (diesel engines), The Mead
                                                             April 1985 Corp. (paper products), and AmerisourceBergen Corp.
                                                             (pharmaceutical distribution); Trustee of Vanderbilt University.
------------------------------------------------------------------------------------------------------------------------------------

activities of the funds. Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

     Each trustee serves a fund until its termination; or until the trustee's retirement, resignation, or death; or otherwise as specified in the fund's organizational documents. Any trustee may be removed at a shareholders' meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

------------------------------------------------------------------------------------------------------------------------------------
NAME                       POSITION(S) HELD WITH FUND
(YEAR OF BIRTH)            (NUMBER OF VANGUARD FUNDS       PRINCIPAL OCCUPATION(S)
TRUSTEE/OFFICER  SINCE     OVERSEEN BY TRUSTEE/OFFICER)    DURING THE PAST FIVE YEARS

EXECUTIVE OFFICERS*
R. GREGORY BARTON          Secretary                       Managing Director and General Counsel of The Vanguard Group, Inc.
(1951)                     (109)                           (since September 1997); Secretary of The Vanguard Group and of
                                                           June 2001 each of the investment companies served by The Vanguard Group;
                                                           Principal of The Vanguard Group (prior to September 1997).


THOMAS J. HIGGINS          Treasurer                       Principal of The Vanguard Group, Inc.; Treasurer of each of the
(1957)                     (109)                           investment companies served by The Vanguard Group.
July 1998

------------------------------------------------------------------------------------------------------------------------------------
* Officers of the funds are  "interested  persons" as defined in the  Investment
Company Act of 1940.

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.

VANGUARD SENIOR MANAGEMENT TEAM
Mortimer J. Buckley, Information Technology.    F. William McNabb, III, Institutional Investor Group.
James H. Gately, Direct Investor Services.      Michael S. Miller, Planning and Development.
Kathleen C. Gubanich, Human Resources.          Ralph K. Packard, Finance.
Ian A. MacKinnon, Fixed Income Group.           George U. Sauter, Quantitative Equity Group.

--------------------------------------------------------------------------------
John C. Bogle, Founder; Chairman and Chief Executive Officer, 1974-1996.
--------------------------------------------------------------------------------

Vanguard, The Vanguard Group, Vanguard.com, and the ship logo are trademarks of The Vanguard Group, Inc.

S&P(R), Standard & Poors's 500, and 500 are trademarks of the McGraw-Hill Companies, Inc., Inc. and have been lincensed for use by The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the funds.

All other marks are the exclusive property of their respective owners.

[SHIP LOGO]
The Vanguard Group(R)
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Valley Forge, PA 19482-2600

ABOUT OUR COVER

The photographs of the sails and ship that appear on the cover of this report are copyrighted by Michael Kahn.

FOR MORE INFORMATION

This report is intended for the fund's shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.
     To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the fund or other
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All  comparative  mutual fund data are from Lipper  Inc. or  Morningstar,  Inc., unless otherwise noted.

WORLD WIDE WEB
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(C)2002 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

Q400 022003

VANGUARD(R) U.S. STOCK INDEX FUNDS
MID-CAPITALIZATION PORTFOLIOS


ANNUAL REPORT * DECEMBER 31, 2002

                                                               Vanguard Extended
                                                               Market Index Fund

                                                                Vanguard Mid-Cap
                                                                      Index Fund


                                                              The Vanguard Group

EARNING YOUR TRUST EVERY DAY

     The latter part of 2001 and the first half of 2002 brought news of too many corporate scandals, with tales of greed and deception tarnishing Enron, Arthur Andersen, and WorldCom, among others.

     Given the questionable business dealings at some high-profile companies, investors can hardly be blamed for wondering whom they can trust.

     Vanguard is a name that should stand out. Why?

     Our unique corporate structure--The Vanguard Group is owned by each of its independently operated mutual funds and is charged with solely serving the funds' shareholders--ensures that our interests are aligned with yours. We have no other constituency to serve.

     We are client-focused because, quite frankly, it makes good business sense. Your trust is our most valuable asset, and every one of our crew members understands that his or her actions must meet the highest standards of ethical behavior and fiduciary responsibility.

     When you assess the combination of our organizational structure, the independent nature of each of our funds, our long track record of conducting business with integrity, and our total commitment to ethical behavior, we hope you will feel completely secure in entrusting your assets to us. There is no better place for them.


--John J. Brennan
Chairman and Chief Executive Officer



SUMMARY

     * In 2002, the Investor Shares of Vanguard Extended Market Index Fund returned -18.1% and those of Vanguard Mid-Cap Index Fund returned -14.6%.

     * As they are designed to do, the two funds closely tracked their target indexes. Both funds outpaced the average competing fund.

     * The stock market declined across all capitalization levels and investment styles. Contents



--------------------------------------------------------------------------------
CONTENTS

Letter from the Chairman              1
Fund Profile                          7
Glossary of Investment Terms          9
Performance Summary                  10
Your Fund's After-Tax Returns        14
Results of Proxy Voting              15
Finanical Statements                 16
Advantages of Vanguard.com           70

--------------------------------------------------------------------------------

LETTER FROM THE CHAIRMAN

Fellow Shareholder,

A rally during the final months of 2002 did not prevent the broad stock market from posting its third consecutive yearly decline. While mid- and small-capitalization stocks held up better than the broad market, they could not escape the general slump. Vanguard(R) Extended Market Index Fund and Vanguard(R) Mid-Cap Index Fund posted 12-month returns of -18.1% and -14.6%, respectively, for their Investor Shares. These results, though of course disappointing, were better than the average return for competing mutual funds.

--------------------------------------------------------------------------------
2002 Total Returns                                                    Year Ended
                                                                     December 31
--------------------------------------------------------------------------------
VANGUARD EXTENDED MARKET INDEX FUND
  Investor Shares                                                         -18.1%
  Admiral Shares                                                          -18.0
  Institutional Shares                                                    -17.9
  VIPER Shares
    Market Price                                                          -17.9
    Net Asset Value                                                       -18.0
Average Mid-Cap Core Fund*                                                -18.4
Wilshire 4500 Completion Index                                            -17.8
--------------------------------------------------------------------------------
Vanguard Mid-Cap Index Fund
  Investor Shares                                                         -14.6%
  Admiral Shares                                                          -14.5
  Institutional Shares                                                    -14.5
Average Mid-Cap Core Fund*                                                -18.4
S&P MidCap 400 Index                                                      -14.5
--------------------------------------------------------------------------------
Wilshire 5000 Index                                                       -20.9%
--------------------------------------------------------------------------------
*Derived from data provided by Lipper Inc.


     The table at left shows the total returns (capital change plus reinvested distributions) for the funds' various share classes, their target indexes, and the average mid-cap core fund.

     Each fund's total returns are based on the change in net asset value during the year and reflect income dividends and capital gains distributions. The table at the top of page 6 provides details. If you hold the fund in a taxable account, you may wish to review the after-tax returns shown on page 14.

AMID CORPORATE SCANDALS, STOCKS FELL FOR A THIRD CONSECUTIVE YEAR
During 2002, lawmakers, prosecutors, and securities-industry regulators ramped up their efforts to expose unethical and illegal business practices. As revelations of fraudulent accounting practices mounted--helping to push a handful of well-known companies into bankruptcy--investors lost confidence in the financial markets. Economic uncertainty, the threat of terrorism, and the prospect of war with Iraq also weighed on the nation.

     It was all too much for the stock market, which skidded -20.9% as measured by the Wilshire 5000 Total Market Index. Stocks of all kinds declined. Growth stocks--shares in companies that are expected to increase

--------------------------------------------------------------------------------
Market Barometer                                    Average Annual Total Returns
                                                 Periods Ended December 31, 2002
--------------------------------------------------------------------------------
                                                 One         Three          Five
                                                Year         Years         Years
STOCKS
Russell 1000 Index (Large-caps)               -21.7%        -14.2%         -0.6%
Russell 2000 Index (Small-caps)               -20.5          -7.5          -1.4
Wilshire 5000 Index (Entire market)           -20.9         -14.4          -0.9
MSCI All Country World Index Free
  ex USA (International)                      -14.7         -16.4          -2.7
--------------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index                    10.3%         10.1%          7.5%
  (Broad taxable market)
Lehman Municipal Bond Index                     9.6           8.8           6.1
Salomon Smith Barney 3-Month
  U.S. Treasury Bill Index                      1.7           3.9           4.3
================================================================================
CPI
Consumer Price Index                            2.4%          2.4%          2.3%
--------------------------------------------------------------------------------

their earnings quickly--plunged -28.0%, according to the Russell 3000 Growth Index. Value stocks also proved disappointing: The Russell 3000 Value Index fell -15.2%.

     Sorted by market capitalization, the declines were more uniform. Large-cap stocks, as measured by the Russell 1000 Index, sank -21.7%. Small-caps (the Russell 2000 Index) dropped -20.5%. Mid-cap stocks generally held up somewhat better than stocks at either end of the capitalization spectrum.

THE ECONOMY BEGAN TO GROW AGAIN,  SLOWLY;  BONDS SHONE ONCE MORE
Although the stock market seemed oblivious, the recession of 2001 gave way to halting economic growth in 2002. The production of goods and services rebounded nicely in the first quarter, only to decelerate in the second quarter. This
pattern   reappeared  in  the  second  half  of  the  year:  The  nation's  real
(inflation-adjusted) gross domestic product grew at an annual rate of 4.0% between July and September, but lackluster holiday sales restrained growth in the fourth quarter.

     Interest rates dropped, leading to a mortgage-refinancing boom that supported consumer spending. The yield of the 3-month Treasury bill fell 53 basis points (0.53 percentage point) to 1.19% as of December 31, while the yield of the 10-year Treasury note declined 124 basis points to 3.81%. The Lehman Brothers Aggregate Bond Index, which tracks the market for taxable investment-grade bonds, returned 10.3% for the year.

TECHNOLOGY  STOCKS WERE AGAIN THE CULPRIT
In relative terms, the Extended Market and Mid-Cap Index Funds had a solid fiscal year. Both funds outperformed the average competing fund; the Mid-Cap Index Fund's Investor Shares topped the average peer by nearly 4 percentage points. For the third year out of the past four, the funds also outpaced the broad market. And both fulfilled their objective of closely tracking their indexes. However, that's all of little solace when those indexes post negative returns. We commend you for your patience and loyalty in this difficult environment.

     The decline in stocks was widespread across industry sectors. Within the EXTENDED MARKET INDEX FUND, only the integrated-oil sector posted a positive return (+5%) for the year. Among the other 11 sectors in the Wilshire 4500 Completion Index, five had double-digit declines. By far the worst return came from technology stocks, which collectively declined -47%--and were even lower before a sharp rally in October and November. While tech issues accounted for less than 11% of fund assets on average--the fourth-largest sector weighting--they had a disproportionate effect on the overall return. In fact, as has been the case for most of the past three years in both the fund and the broad market, the tech sector had the most negative impact on performance. Health care and consumer discretionary stocks (retailers, media, and leisure-related companies, among others) also cut deeply into the fund's 12-month results. However, the largest sector--financial services companies, representing almost one-quarter of assets--fell a modest -1%, which helped buffer the steeper declines elsewhere.

     The MID-CAP INDEX FUND held up somewhat better, primarily because the fund's target benchmark--the Standard & Poor's 400 MidCap Index--excludes companies that have recorded fewer than four quarters of operating profits. This meant that the index never included many of the more speculative stocks that have fallen since the market's March 2000 peak. (By contrast, the Wilshire 4500 Index is a far more comprehensive benchmark of mid- and small-cap stocks that are included soon after their initial public offerings.) Nevertheless, the Mid-Cap Index Fund also suffered from plummeting technology shares and, to a lesser degree, health care stocks. In the case of this fund, however, poorly performing financial services stocks aggravated, rather than alleviated, the decline.

A MIXED LONG-TERM RECORD
Over longer periods, our funds have provided solid returns and tracked the indexes very well, but they have had mixed results relative to the average peer fund. The table on the next page shows annualized returns over the past decade for the Extended Market Index Fund and since inception for the Mid-Cap Index Fund. It also

ADMIRAL(TM) SHARES
A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

INSTITUTIONAL SHARES
This class of shares also carries low expenses and is available for a minimum investment of $10 million.

VIPER(R) SHARES
Traded on the American Stock Exchange, VIPERs(R) are avail-able only through brokers. The table on page 1 shows VIPER returns based on both the AMEX market price and the net asset value for a share.

--------------------------------------------------------------------------------
Total Returns                                                    Ten Years Ended
                                                              December 31, 2002*
--------------------------------------------------------------------------------
                                                  Average         Final Value of
                                                   Annual              a $10,000
                                                   Return     Initial Investment

Extended Market Index Fund
  Investor Shares                                    7.6%                $20,815
Average Mid-Cap Core Fund                           10.6                  27,345
Wilshire 4500 Index                                  7.3                  20,262
Wilshire 5000 Index                                  8.7                  23,115
--------------------------------------------------------------------------------
Mid-Cap Index Fund
  Investor Shares                                    5.1%                $12,561
Average Mid-Cap Core Fund                            3.0                  11,474
S&P MidCap 400 Index                                 4.7                  12,356
Wilshire 5000 Index                                 -3.7                   8,394
--------------------------------------------------------------------------------
*For Mid-Cap Index Fund and comparative measures, returns are since the fund's inception on May 21, 1998.

shows returns for the funds' benchmarks, along with the results of hypothetical $10,000 initial investments made in each.

     Both of our funds slightly outpaced their target indexes, which is quite an accomplishment. That performance is a tribute to the skilled management provided by our adviser, Vanguard's Quantitative Equity Group. Ordinarily, because of real-world operating costs, an index fund can be expected to trail its target roughly by the amount of the fund's expense ratio (annual operating costs as a percentage of average net assets). Certainly Vanguard's low costs have traditionally helped to keep the gap narrow. In 2002, the expense ratios for the two funds ranged from 0.26% for the Investor Shares to 0.10% for Institutional Shares. (In contrast, the expense ratio for the average peer fund was 1.35%--5 to 13 times the operating expense ratios of our funds.)

     The Mid-Cap Index Fund outpaced the average peer by more than 2 percentage points over its lifetime of less than five years. However, the Extended Market Index Fund lagged the same peer by 3 percentage points annually over the past decade. Again, the differing construction of the funds' target indexes partly accounts for the discrepant performances. However, the two funds' different life spans played a greater role. During most of the past decade, mid- and small-cap stocks badly lagged large-cap issues. This was a hindrance to relative performance for the Extended Market Index Fund, because--unlike its actively managed competitors--our fund cannot hold stocks outside the scope of its target index.

     During the past decade, actively managed mid-cap funds often included stocks that truly strained the definition of "mid-cap." This leeway gave them an advantage when stocks other than mid-caps were the market leaders, but the reverse proved true when mid-caps did shine relative to the broad market during more recent periods.

     With a well-managed index fund, you know what you can expect--virtually the same return as the targeted market segment, minus a small amount for operating expenses. In addition, the low costs and low turnover typical of index funds mean that more of the market's long-term return goes into your pocket, rather than to the fund management company or to taxes.

PREPARE FOR THE BEST--AND FOR THE  WORST
Is the worst over? The stock market's fourth-quarter rally was encouraging, but the truth is that no one knows what the markets' future returns will be. That uncertainty doesn't make us powerless; it puts a premium on sensible planning. That's why Vanguard advocates a balanced investment approach that includes stock, bond, and money market funds in allocations appropriate for your goals and unique financial circumstances. Diversification among asset classes is the best way to manage investment risk while still positioning your portfolio to take advantage of the markets' long-term rewards.

     It's also important to diversify within the different asset classes. The Extended Market and Mid-Cap Index Funds are fine components for an equity portfolio that also has large-cap and international stocks. By following these simple principles, all investors--whether they are individuals just starting to invest or institutions with millions of dollars in the market--enhance their ability to stick with an investment program through the tough times in order to profit from the better times that will inevitably come.


Sincerely,




John J. Brennan
Chairman and Chief Executive Officer

January 14, 2003

--------------------------------------------------------------------------------
Your Fund's Performance at a Glance          December 31, 2001-December 31, 2002
                                                         Distributions Per Share
--------------------------------------------------------------------------------

                                   Starting        Ending      Income    Capital
                                Share Price   Share Price   Dividends      Gains

Extended Market Index Fund
  Investor Shares                    $23.09        $18.74      $0.180     $0.000
  Admiral Shares                      23.09         18.74       0.191      0.000
  Institutional Shares                23.09         18.74       0.210      0.000
  VIPER Shares                        60.99         49.46       0.535      0.000
--------------------------------------------------------------------------------
Mid-Cap Index Fund
  Investor Shares                    $11.81         $9.88      $0.093     $0.127
  Admiral Shares                      53.56         44.81       0.451      0.576
  Institutional Shares                11.83          9.90       0.108      0.127
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Extended Market Index Fund VIPER Shares
Premium/Discount: December 31, 2001-December 31, 2002


                                     Closing Price
                                   Above or Equal to       Closing Price Below
                                Closing Net Asset Value  Closing Net Asset Value

                              Number      Percentage of   Number   Percentage of
Basis Point Differential*    of Days        Total Days   of Days     Total Days

0-24.9                         164             65.08%     38           15.08%
25-49.9                         35             13.89       9            3.57
50-74.9                          2              0.79       3            1.19
75-100.0                         0              0.00       1            0.40
>100.0                           0              0.00       0            0.00
--------------------------------------------------------------------------------
Total                          201             79.76%     51           20.24%
--------------------------------------------------------------------------------
*1 basis point equals 1/100 of 1%.

--------------------------------------------------------------------------------
Fund Profiles As of December 31, 2002

These Profiles provide snapshots of each fund's characteristics, compared where appropriate with both an unmanaged target index and a broad market index. Key terms are defined on page 9.


EXTENDED MARKET INDEX FUND
--------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                                            Target         Broad
                                                   Fund     Index*       Index**

Number of Stocks                                  3,242      5,172         5,668
Median Market Cap                                 $1.5B      $1.5B        $26.2B
Price/Earnings Ratio                              27.0x      27.0x         22.5x
Price/Book Ratio                                   1.8x       1.8x          2.4x
Yield                                                         1.3%          1.7%
  Investor Shares                                  1.0%
  Admiral Shares                                   1.1%
  Institutional Shares                             1.2%
  VIPER Shares                                     1.1%
Return on Equity                                  12.7%      12.7%         21.3%
Earnings Growth Rate                               8.4%       8.4%          7.5%
Foreign Holdings                                   0.2%       0.2%          0.3%
Turnover Rate                                       17%         --            --
Expense Ratio                                                   --            --
  Investor Shares                                 0.26%
  Admiral Shares                                  0.20%
  Institutional Shares                            0.10%
  VIPER Shares                                    0.20%
Cash Investments                                   0.0%         --            --
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Volatility Measures

                                                 Target                    Broad
                                 Fund            Index*       Fund       Index**
--------------------------------------------------------------------------------
R-Squared                        1.00              1.00       0.72          1.00
Beta                             1.00              1.00       1.21          1.00
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Sector Diversification (% of common stocks)
                                                            Target         Broad
                                                  Fund      Index*       Index**
Auto & Transportation                               2.8%       2.8%         2.7%
Consumer Discretionary                             20.9       20.9         14.9
Consumer Staples                                    3.4        3.4          7.5
Financial Services                                 24.9       24.9         22.4
Health Care                                        11.1       11.1         14.1
Integrated Oils                                     0.2        0.2          3.7
Other Energy                                        4.8        4.8          2.2
Materials & Processing                              5.9        5.9          3.8
Producer Durables                                   4.8        4.8          4.0
Technology                                          9.7        9.7         12.8
Utilities                                           5.3        5.3          7.2
Other                                               6.2        6.2          4.7
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS (% of total net assets)

Berkshire Hathaway Inc. Class A                                             5.2%
  (financial services)
Liberty Media Corp.                                                         1.0
  (media)
Cox Communications, Inc. Class A                                            0.8
  (telecommunications)
Kraft Foods Inc.                                                            0.5
  (food, beverage, and tobacco)
General Motors Corp. Class H                                                0.5
  (telecommunications)
Fox Entertainment Group, Inc. Class A                                       0.4
  (entertainment)
USA Interactive                                                             0.4
  (retail)
Genentech, Inc.                                                             0.3
  (biotechnology)
M & T Bank Corp.                                                            0.3
  (banking)
Amazon.com, Inc.                                                            0.3
  (retail)
--------------------------------------------------------------------------------
Top Ten                                                                     9.7%
--------------------------------------------------------------------------------
The "Ten Largest Holdings" excludes any temporary cash investments and equity index products.

--------------------------------------------------------------------------------
INVESTMENT FOCUS
Market Cap - Medium
Style - Blend

*Wilshire 4500 Index.
**Wilshire 5000 Index.

MID-CAP INDEX FUND
-------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                                            Target         Broad
                                                   Fund     Index*       Index**

Number of Stocks                                    402        400         5,668
Median Market Cap                                 $2.2B      $2.2B        $26.2B
Price/Earnings Ratio                              22.7x      22.7x         22.5x
Price/Book Ratio                                   2.0x       2.0x          2.4x
Yield                                                         1.4%          1.7%
  Investor Shares                                  1.0%
  Admiral Shares                                   1.1%
  Institutional Shares                             1.1%
Return on Equity                                  15.5%      15.5%         21.3%
Earnings Growth Rate                               9.3%       9.3%          7.5%
Foreign Holdings                                   0.0%       0.0%          0.3%
Turnover Rate                                       20%         --            --
Expense Ratio                                                   --            --
  Investor Shares                                 0.26%
  Admiral Shares                                  0.18%
  Institutional Shares                            0.10%
Cash Investments                                   0.0%         --            --
--------------------------------------------------------------------------------
Volatility Measures
                                                 Target                    Broad
                                       Fund      Index*       Fund       Index**
--------------------------------------------------------------------------------
R-Squared                              1.00        1.00       0.85          1.00
Beta                                   1.00        1.00       0.99          1.00
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR DIVERSIFICATION (% of common stocks)
                                                            Target         Broad
                                                  Fund      Index*       Index**
--------------------------------------------------------------------------------
Auto & Transportation                              3.6%       3.6%          2.7%
Consumer Discretionary                             18.3      18.3          14.9
Consumer Staples                                    5.5       5.5           7.5
Financial Services                                 22.1      22.1          22.4
Health Care                                        11.7      11.7          14.1
Integrated Oils                                     0.6       0.6           3.7
Other Energy                                        6.9       6.9           2.2
Materials & Processing                              6.5       6.5           3.8
Producer Durables                                   4.4       4.4           4.0
Technology                                         10.5      10.5          12.8
Utilities                                           8.2       8.2           7.2
Other                                               1.7       1.7           4.7
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS (% of total net assets)

M & T Bank Corp.                                                            1.0%
  (banking)
Washington Post Co. Class B                                                 1.0
  (publishing)
Affiliated Computer Services, Inc. Class A                                  1.0
  (computer software/services)
Gilead Sciences, Inc.                                                       0.9
  (pharmaceuticals)
Symantec Corp.                                                              0.8
  (software)
Weatherford International Ltd.                                              0.7
  (oil)
IDEC Pharmaceuticals Corp.                                                  0.7
  (biotechnology)
Microchip Technology, Inc.                                                  0.7
  (electronics)
National Commerce Financial Corp.                                           0.7
  (banking)
American Water Works Co., Inc.                                              0.6
  (utilities)
--------------------------------------------------------------------------------
Top Ten                                                                     8.1%
--------------------------------------------------------------------------------
The "Ten Largest Holdings" excludes any temporary cash investments and equity index products.

--------------------------------------------------------------------------------
INVESTMENT FOCUS

Market Cap - Medium
Style - Blend
--------------------------------------------------------------------------------





                                                            Visit our website at
                                                                www.vanguard.com
                                         for regularly updated fund information.

--------------------------------------------------------------------------------
GLOSSARY OF INVESTMENT TERMS

BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of the fund's target index or an overall market index. Each index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 would have seen its share price rise or fall by 12% when the index rose or fell by 10%.
--------------------------------------------------------------------------------
CASH INVESTMENTS. The percentage of a fund's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts or other equity index products to simulate stock investment.
--------------------------------------------------------------------------------
EARNINGS GROWTH RATE. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
FOREIGN HOLDINGS. The percentage of a fund's equity assets represented by stocks or American Depositary Receipts of companies based outside the United States.
--------------------------------------------------------------------------------
MEDIAN MARKET CAP. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund's stocks, weighted by the proportion of the fund's assets invested in each stock. Stocks representing half of the fund's assets have market capitalizations above the median, and the rest are below it.
--------------------------------------------------------------------------------
PRICE/BOOK RATIO. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO. The ratio of a stock's current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company's future growth.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by the fund's target index or by an overall market index. If a fund's total returns were precisely synchronized with an index's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
RETURN ON EQUITY. The annual average rate of return generated by a company during the past five years for each dollar of shareholder's equity (net income divided by shareholder's equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.
--------------------------------------------------------------------------------
TURNOVER RATE. An indication of the fund's trading activity. Funds with high turnover rates incur higher transaction costs and are more likely to distribute capital gains (which are taxable to investors).
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's income from interest and dividends. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of dividends paid on stocks in the index.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE SUMMARIES                                    As of December 31, 2002

All of the returns in this report represent past performance, which cannot be used to predict future returns that may be achieved by the funds. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.



Extended Market Index Fund


--------------------------------------------------------------------------------
Cumulative Performance December 31, 1992-December 31, 2002

Initial investment of $10,000

                        Extended Market Index   Average Mid-Cap         Wilshire 4500   Wilshire 5000
                          Investor Shares*        Core Fund**               Index          Index
      199212                  10000                  10000                10000                10000
      199303                  10404                  10221                10403                10426
      199306                  10542                  10524                10563                10504
      199309                  11280                  11378                11334                10929
      199312                  11449                  11729                11457                11128
      199403                  11090                  11380                11042                10713
      199406                  10793                  10941                10703                10630
      199409                  11506                  11796                11439                11207
      199412                  11247                  11584                11152                11121
      199503                  12079                  12352                11997                12125
      199506                  13166                  13649                13021                13257
      199509                  14684                  15072                14490                14469
      199512                  15048                  15091                14886                15175
      199603                  15975                  15859                15765                16027
      199606                  16621                  16819                16485                16733
      199609                  17052                  17164                16836                17207
      199612                  17704                  17764                17444                18394
      199703                  17088                  16758                16705                18513
      199706                  19776                  19413                19286                21639
      199709                  22758                  22367                22242                23750
      199712                  22436                  21618                21925                24149
      199803                  25019                  24141                24467                27351
      199806                  24474                  23676                23988                27884
      199809                  19897                  19043                19561                24530
      199812                  24302                  23482                23817                29807
      199903                  24137                  22995                23776                30932
      199906                  27141                  25930                26519                33346
      199909                  25555                  24905                24883                31141
      199912                  33104                  32468                32270                36830
      200003                  36310                  36844                35480                38235
      200006                  33157                  35679                32380                36521
      200009                  34412                  37599                33548                36581
      200012                  27957                  34774                27182                32802
      200103                  23557                  32530                22867                28755
      200106                  26926                  36050                26094                30904
      200109                  21257                  29365                20627                25991
      200112                  25404                  33511                24649                29206
      200203                  25877                  36092                25092                29487
      200206                  23281                  31995                22635                25769
      200209                  19672                  26669                19166                21439
      200212                  20815                  27345                20262                23115


Average Annual Total Returns Periods Ended December 31, 2002 Final Value

                                                                                     Final Value
                                                     One         Five        Ten    of a $10,000
                                                    Year        Years      Years      Investment
------------------------------------------------------------------------------------------------
Extended Market Index Fund Investor Shares*      -18.06%       -1.49%       7.61%        $20,815
Average Mid-Cap Core Fund**                      -18.40         4.81       10.58          27,345
Wilshire 4500 Index                              -17.80        -1.57        7.32          20,262
Wilshire 5000 Index                              -20.86        -0.87        8.74          23,115
------------------------------------------------------------------------------------------------

                                                                                     Final Value
                                                     One        Since              of a $250,000
                                                    Year   Inception+                 Investment
------------------------------------------------------------------------------------------------
Extended Market Index Fund Admiral Shares        -18.02%      -14.66%                   $178,306
Wilshire 4500 Index                              -17.80       -14.69                     178,174
------------------------------------------------------------------------------------------------

                                                                                  Final Value of
                                                     One       Five        Since     $10,000,000
                                                    Year      Years   Inception+      Investment
------------------------------------------------------------------------------------------------
Extended Market Index Fund Institutional Shares  -17.93%     -1.35%        0.80%     $10,449,531
Wilshire 4500 Index                              -17.80      -1.57         0.64       10,354,847
------------------------------------------------------------------------------------------------

                                                     One             Since          of a $10,000
                                                    Year        Inception+            Investment
------------------------------------------------------------------------------------------------
Extended Market Index Fund VIPER Shares          -18.04%           -17.79%                $8,203
Wilshire 4500 Index                              -17.80            -17.51                  8,232
------------------------------------------------------------------------------------------------

*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Derived from data provided by Lipper Inc.
+Inception dates are: for Admiral Shares, November 13, 2000; for Institutional Shares, July 7, 1997; for VIPER Shares, December 27, 2001.
Note: See Financial Highlights tables on pages 58--61 for dividend and capital gains information. * *

Fiscal-Year Total Returns (%) December 31, 1992-December 31, 2002

Fiscal Year       Total Return        Wilshire 4500 Index
1993                   14.5%                14.6%
1994                   -1.8                 -2.7
1995                   33.8                 33.5
1996                   17.6                 17.2
1997                   26.7                 25.7
1998                    8.3                  8.6
1999                   36.2                 35.5
2000                  -15.5                -15.8
2001                   -9.1                 -9.3
2002                  -18.1                -17.8

Mid-Cap Index Fund

Cumulative Performance May 21, 1998-December 31, 2002
Intial Investment of $10,000

Average Annual Total Returns Periods Ended December 31, 2002 Final Value

                             Mid-Cap Fund             Average Mid-Cap           S&P MidCap       Wilshire 5000 Index
                            Investor Shares*            Core Fund**              400 Index
      5/21/1998                  10000                      10000                   10000               10000
         199806                   9851                       9965                    9838               10126
         199809                   8436                       8030                    8415                8908
         199812                  10855                       9853                   10787               10824
         199903                  10176                       9702                   10098               11233
         199906                  11628                      10909                   11528               12110
         199909                  10674                      10502                   10560               11309
         199912                  12518                      13623                   12375               13374
         200003                  14136                      15545                   13945               13885
         200006                  13687                      15010                   13485               13262
         200009                  15346                      15855                   15123               13284
         200012                  14783                      14590                   14541               11912
         200103                  13186                      13725                   12975               10442
         200106                  14927                      15167                   14682               11222
         200109                  12470                      12383                   12250                9438
         200112                  14709                      14061                   14453               10606
         200203                  15697                      15228                   15425               10708
         200206                  14230                      13460                   13989                9358
         200209                  11873                      11246                   11675                7785
         200212                  12561                      11474                   12356                8394


                                                                     Final Value
                                           One           Since      of a $10,000
                                          Year      Inception+        Investment
--------------------------------------------------------------------------------
Mid-Cap Index Fund Investor Shares*     -14.61%          5.07%           $12,561
Average Mid-Cap Core Fund**             -18.40           3.02             11,474
S&P MidCap 400 Index                    -14.51           4.69             12,356
Wilshire 5000 Index                     -20.86          -3.72              8,394
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                                     Final Value
                                            One          Since     of a $250,000
                                           Year     Inception+        Investment
--------------------------------------------------------------------------------
Mid-Cap Index Fund Admiral Shares       -14.55%         -6.78%          $230,862
S&P MidCap 400 Index                    -14.51          -6.04            232,937
--------------------------------------------------------------------------------


                                                                  Final Value of
                                            One          Since     a $10,000,000
                                           Year     Inception+        Investment
--------------------------------------------------------------------------------
Mid-Cap Index Fund Institutional Shares -14.45%          5.22%       $12,648,755
S&P MidCap 400 Index                    -14.51           4.69         12,355,695
--------------------------------------------------------------------------------

*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

**Derived from data provided by Lipper Inc.

+Inception dates are: for Investor and Institutional Shares, May 21, 1998; for Admiral Shares, November 12, 2001.

Note: See Financial Highlights tables on pages 62--64 for dividend and capital gains information. * *

Fiscal Year      Total Return S&P         MidCap 400 Index
  1998                8.6%                     7.9%
  1999               15.3                     14.7
  2000               18.1                     17.5
  2001               -0.5                     -0.6
  2002              -14.6                    -14.5

Fiscal-Year Total Returns (%) May 21, 1998-December 31, 2002



Your Fund's After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund's distributions, and
(2) assuming that an investor paid taxes on the fund's distributions and sold all shares at the end of each period.

     Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. (In the example that assumes all fund shares were sold, a negative pre-tax total return translates into a higher after-tax return. This is because the calculation assumes that the investor received a tax deduction for the loss incurred on the sale.)

     The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

     Finally, keep in mind that a fund's performance--whether before or after taxes--does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
Average Annual Total Returns                     Periods Ended December 31, 2002
                                                               One Year     Five Years   Ten Years
--------------------------------------------------------------------------------------------------
Extended Market Index Fund Investor Shares*
  Returns Before Taxes                                           -18.06%   -1.49%            7.61%
  Returns After Taxes on Distributions                           -18.36    -3.47             5.76
  Returns After Taxes on Distributions and Sale of Fund Shares   -11.09    -1.25             6.03
--------------------------------------------------------------------------------------------------

                                                                                    Since
                                                               One Year       Inception**
--------------------------------------------------------------------------------
Mid-Cap Index Fund Investor Shares*
  Returns Before Taxes                                           -14.61%            5.07%
  Returns After Taxes on Distributions                           -15.12             3.22
  Returns After Taxes on Distributions and Sale of Fund Shares    -8.77             3.36
--------------------------------------------------------------------------------

*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.


**Returns are since the fund's inception on May 21, 1998.

Notice to Shareholders

At a special meeting of shareholders on December 3, 2002, fund shareholders approved the following proposals:

* ELECT TRUSTEES FOR EACH FUND.* The individuals listed in the table below were elected as trustees for each fund. All trustees served as trustees to the funds prior to the shareholder meeting.

--------------------------------------------------------------------------------
                                                                      Percentage
                                For                   Withheld               For
--------------------------------------------------------------------------------
John J. Brennan           70,380,839,727            1,259,995,409          98.2%
Charles D. Ellis          70,360,941,814            1,279,893,321          98.2
Rajiv L. Gupta            70,274,493,869            1,366,341,266          98.1
JoAnn Heffernan Heisen    70,368,543,153            1,272,291,982          98.2
Burton G. Malkiel         70,284,920,657            1,355,914,478          98.1
Alfred M. Rankin, Jr.     70,401,439,983            1,239,395,152          98.3
J. Lawrence Wilson        70,272,336,850            1,368,498,286          98.1
--------------------------------------------------------------------------------
*Results are for all funds within the same trust.

* CHANGE EACH FUND'S POLICY ON INVESTING IN OTHER MUTUAL FUNDS. This change enables each fund to invest its cash reserves in specially created money market and short-term bond funds. This new cash management program, which is similar to those of other large mutual fund complexes, should help the funds to achieve greater diversification and to earn modestly higher returns on their cash reserves. The funds will need Securities and Exchange Commission approval before implementing this new cash management program.

---------------------------------------------------------------------------------------------------
                                                                              Broker     Percentage
Vanguard Fund                    For        Against         Abstain        Non-Votes            For
Extended Market Index  2,047,532,956     83,629,328      36,743,138      174,543,076          87.4%
Mid-Cap Index          1,605,788,894     84,299,542      28,678,317      176,142,910           84.7
---------------------------------------------------------------------------------------------------

* Authorize each fund's trustees to change the target index. This change allows each fund's trustees to change the fund's target index if they determine that doing so is in the shareholders' best interests. Any new index chosen for a fund would be required to track the same market segment as the fund's existing index.

-----------------------------------------------------------------------------------------------------
                                                                              Broker       Percentage
Vanguard Fund                     For        Against         Abstain       Non-Votes              For
Extended Market Index   2,044,456,003       87,793,270     35,656,149      174,543,076          87.3%
Mid-Cap Index           1,543,320,650      148,444,990     27,001,113      176,142,910           81.4
-----------------------------------------------------------------------------------------------------

* Reclassify each fund as nondiversified. This change to "nondiversified" status enables each fund to continue tracking its target index in the event that the index becomes dominated by a small number of stocks.

-----------------------------------------------------------------------------------------------------
                                                                              Broker       Percentage
 Vanguard Fund                                    For        Against         Abstain        Non-Votes
-----------------------------------------------------------------------------------------------------
Extended Market Index   2,057,673,924     69,809,515      40,421,983     174,543,076            87.8%
Mid-Cap Index           1,616,431,733     69,522,272      32,812,747     176,142,910            85.3
-----------------------------------------------------------------------------------------------------

Note: Vote tabulations are rounded to the nearest whole number.

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS AS OF DECEMBER 31, 2002

STATEMENT OF NET ASSETS

This Statement provides a detailed list of each fund's holdings, including each security's market value on the last day of the reporting period. Common stocks are listed in descending market-value order. Temporary cash investments and other assets are added to, and liabilities are subtracted from, the value of Total Common Stocks to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

     At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

--------------------------------------------------------------------------------
                                                                      Market
 EXTENDED MARKET                                                      Value*
 INDEX fUND                                                 Shares     (000)
--------------------------------------------------------------------------------
COMMON STOCKS (98.8%)(1)
--------------------------------------------------------------------------------
* Berkshire Hathaway Inc. Class A                            2,796   203,409
* Liberty Media Corp.                                    4,394,261    39,285
* Cox Communications, Inc.
    Class A                                              1,107,019    31,439
  Kraft Foods Inc.                                         522,288    20,333
* General Motors Corp. Class H                           1,735,782    18,573
* Fox Entertainment Group, Inc.
    Class A                                                658,293    17,070
* USA Interactive                                          719,138    16,483
* Genentech, Inc.                                          411,514    13,646
  M & T Bank Corp.                                         171,963    13,645
* Amazon.com, Inc.                                         713,705    13,482
* Affiliated Computer
    Services, Inc. Class A                                 247,270    13,019
  Washington Post Co. Class B                               17,458    12,884
* Gilead Sciences, Inc.                                    367,984    12,512
  E.W. Scripps Co. Class A                                 148,080    11,395
  UnionBanCal Corp.                                        280,524    11,016
* Symantec Corp.                                           270,650    10,964
  GlobalSantaFe Corp.                                      434,375    10,564
* CNA Financial Corp.                                      408,920    10,468
* EchoStar Communications Corp.
    Class A                                                452,910    10,082
* Weatherford International Ltd.                           243,482     9,722
* MGM Mirage, Inc.                                         290,081     9,564
* IDEC Pharmaceuticals Corp.                               286,378     9,499
  Microchip Technology, Inc.                               379,950     9,290

--------------------------------------------------------------------------------
                                                                      Market
                                                                      Value*
                                                            Shares     (000)
--------------------------------------------------------------------------------
  National Commerce
    Financial Corp.                                        384,033     9,159
* Weight Watchers
    International, Inc.                                    198,720     9,135
* BEA Systems, Inc.                                        768,074     8,810
  American Water Works Co., Inc.                           187,236     8,516
  ProLogis REIT                                            333,321     8,383
  Popular, Inc.                                            247,819     8,376
  Green Point Financial Corp.                              182,364     8,239
  ENSCO International, Inc.                                278,681     8,207
  Mylan Laboratories, Inc.                                 228,882     7,988
* DST Systems, Inc.                                        223,765     7,955
  Archstone-Smith Trust REIT                               337,815     7,952
* L-3 Communications Holdings, Inc.                        176,422     7,923
* Caremark Rx, Inc.                                        478,418     7,774
  Vornado Realty Trust REIT                                202,836     7,546
  Compass Bancshares Inc.                                  239,862     7,501
* Westwood One, Inc.                                       198,512     7,416
  Tyson Foods, Inc.                                        660,154     7,407
  Valero Energy Corp.                                      198,970     7,350
  CIT Group Inc.                                           374,800     7,346
* AutoNation, Inc.                                         584,653     7,343
  Murphy Oil Corp.                                         171,328     7,342
* Cablevision Systems-
    NY Group Class A                                       435,954     7,298
  Public Storage, Inc. REIT                                219,810     7,102
* Mohawk Industries, Inc.                                  124,218     7,074
* Smurfit-Stone Container Corp.                            457,562     7,042
* Express Scripts Inc.                                     145,822     7,005

--------------------------------------------------------------------------------
                                                                      Market
                                                                      Value*
                                                            Shares     (000)
--------------------------------------------------------------------------------
* CDW Computer Centers, Inc.                               157,116     6,890
  Sovereign Bancorp, Inc.                                  488,775     6,867
  Hudson City Bancorp, Inc.                                360,188     6,710
  Ocean Energy, Inc.                                       329,828     6,587
  Boston Properties, Inc. REIT                             178,282     6,572
  Apartment Investment &
    Management Co. Class A REIT                            175,221     6,567
* Synopsys, Inc.                                           141,573     6,534
  Transatlantic Holdings, Inc.                              97,908     6,531
  Radian Group, Inc.                                       174,913     6,498
  Duke Realty Corp. REIT                                   252,402     6,424
* Republic Services, Inc. Class A                          306,051     6,421
* Laboratory Corp. of
    America Holdings                                       276,182     6,419
  Scana Corp.                                              205,809     6,372
  Expeditors International of
    Washington, Inc.                                       194,746     6,359
* Dean Foods Co.                                           170,384     6,321
  Old Republic International Corp.                         225,615     6,317
* Varian Medical Systems, Inc.                             127,177     6,308
* ChoicePoint Inc.                                         158,739     6,269
  Lennar Corp.                                             121,435     6,266
  ServiceMaster Co.                                        563,828     6,259
* Lincare Holdings, Inc.                                   197,784     6,254
  Banknorth Group, Inc.                                    276,702     6,254
* Smith International, Inc.                                189,817     6,192
  Ross Stores, Inc.                                        145,509     6,168
  Estee Lauder Cos. Class A                                233,345     6,160
* Health Net Inc.                                          231,701     6,117
  McCormick & Co., Inc.                                    261,836     6,075
  General Growth
    Properties Inc. REIT                                   116,740     6,071
  TCF Financial Corp.                                      138,730     6,061
* Metro-Goldwyn-Mayer Inc.                                 465,940     6,057
  Hormel Foods Corp.                                       258,613     6,034
  Royal Caribbean Cruises, Ltd.                            359,628     6,006
  Kimco Realty Corp. REIT                                  195,633     5,994
  Energy East Corp.                                        270,812     5,982
* Oxford Health Plans, Inc.                                163,692     5,967
* Cadence Design Systems, Inc.                             503,090     5,932
  Pepco Holdings, Inc.                                     305,585     5,925
* Williams-Sonoma, Inc.                                    217,020     5,892
  Legg Mason Inc.                                          121,212     5,884
* Brinker International, Inc.                              182,320     5,880
  Fidelity National Financial, Inc.                        178,563     5,862
  XTO Energy, Inc.                                         236,215     5,835
  New York Community
    Bancorp, Inc.                                          200,537     5,792
* Whole Foods Market, Inc.                                 107,590     5,673
  Hibernia Corp. Class A                                   294,549     5,673
* SPX Corp.                                                150,716     5,644
  Hillenbrand Industries, Inc.                             115,446     5,577

--------------------------------------------------------------------------------
                                                                      Market
                                                                      Value*
                                                            Shares     (000)
--------------------------------------------------------------------------------
* Patterson Dental Co.                                     127,479     5,576
  Diebold, Inc.                                            134,652     5,550
* Pioneer Natural Resources Co.                            218,928     5,528
* Coach, Inc.                                              166,042     5,466
  Commerce Bancorp, Inc.                                   126,308     5,455
  DENTSPLY International Inc.                              146,538     5,451
  Wisconsin Energy Corp.                                   216,303     5,451
  SEI Corp.                                                198,421     5,393
  Federated Investors, Inc.                                212,429     5,389
* Lamar Advertising Co. Class A                            158,923     5,348
* Barr Laboratories, Inc.                                   82,142     5,347
  Diamond Offshore Drilling, Inc.                          243,645     5,324
  Fastenal Co.                                             142,002     5,309
* Dollar Tree Stores, Inc.                                 213,699     5,251
* Iron Mountain, Inc.                                      158,747     5,240
  Rouse Co. REIT                                           162,561     5,153
  Telephone & Data Systems, Inc.                           109,239     5,136
  iStar Financial Inc. REIT                                182,943     5,132
* Pixar, Inc.                                               96,311     5,104
* Universal Health Services Class B                        113,005     5,097
  The PMI Group Inc.                                       168,974     5,076
* Cooper Cameron Corp.                                     101,660     5,065
* Cephalon, Inc.                                           103,244     5,025
  Avalonbay Communities, Inc. REIT                         128,375     5,025
  First Virginia Banks, Inc.                               134,152     4,994
  White Mountains Insurance
    Group Inc.                                              15,409     4,977
  Total System Services, Inc.                              367,626     4,963
  Commerce Bancshares, Inc.                                125,775     4,942
  Mercantile Bankshares Corp.                              128,021     4,940
  C.H. Robinson Worldwide, Inc.                            158,118     4,933
  Outback Steakhouse                                       141,848     4,885
  The McClatchy Co. Class A                                 85,725     4,863
  A.G. Edwards & Sons, Inc.                                147,539     4,863
  Arthur J. Gallagher & Co.                                164,329     4,828
* The Dun & Bradstreet Corp.                               138,098     4,763
* WebMD Corp.                                              556,182     4,755
  D. R. Horton, Inc.                                       273,691     4,749
* Juniper Networks, Inc.                                   696,179     4,734
* Energizer Holdings, Inc.                                 169,659     4,733
* Park Place Entertainment Corp.                           561,740     4,719
  Associated Banc-Corp.                                    138,797     4,711
* Network Associates, Inc.                                 292,692     4,709
  Dreyer's Grand Ice Cream, Inc.                            65,379     4,639
* First Health Group Corp.                                 189,797     4,622
  Manpower Inc.                                            143,576     4,580
  Liberty Property Trust REIT                              142,857     4,563
* Gentex Corp.                                             142,367     4,504
  Belo Corp. Class A                                       210,783     4,494
  Valley National Bancorp                                  170,215     4,489
* Patterson-UTI Energy, Inc.                               148,212     4,472
  Bunge Ltd.                                               185,500     4,463

--------------------------------------------------------------------------------
                                                                      Market
EXTENDED MARKET                                                       Value*
INDEX FUND                                                  Shares     (000)
--------------------------------------------------------------------------------
* Alliant Techsystems, Inc.                                 71,331     4,447
* NVR, Inc.                                                 13,613     4,431
  Astoria Financial Corp.                                  162,937     4,424
* PETsMART, Inc.                                           257,922     4,418
* IVAX Corp.                                               363,642     4,411
  NSTAR                                                     99,297     4,408
* Host Marriott Corp. REIT                                 497,172     4,400
  John Nuveen Co. Class A                                  173,470     4,397
* Entercom Communications Corp.                             93,266     4,376
  Neuberger Berman Inc.                                    130,615     4,374
  Bowater Inc.                                             103,406     4,338
  Erie Indemnity Co. Class A                               119,156     4,321
  The St. Joe Co.                                          143,583     4,307
* Millennium Pharmaceuticals, Inc.                         538,489     4,276
* Storage Technology Corp.                                 199,308     4,269
  Pogo Producing Co.                                       114,128     4,251
  Questar Corp.                                            152,185     4,234
  Lafarge North America Inc.                               128,866     4,233
  Health Care Properties
    Investors REIT                                         110,429     4,229
  Omnicare, Inc.                                           176,188     4,199
  Allied Capital Corp.                                     191,744     4,186
* Hispanic Broadcasting Corp.                              203,634     4,185
* Triad Hospitals, Inc.                                    139,803     4,170
* Apogent Technologies Inc.                                199,839     4,157
  AMB Property Corp. REIT                                  151,788     4,153
  Valspar Corp.                                             93,803     4,144
  Sonoco Products Co.                                      180,598     4,141
  Hospitality Properties Trust REIT                        117,095     4,122
* Hearst-Argyle Television Inc.                            170,857     4,119
  Wesco Financial Corp.                                     13,290     4,119
  City National Corp.                                       93,411     4,109
* PanAmSat Corp.                                           280,617     4,108
  Equitable Resources, Inc.                                116,993     4,099
* Lear Corp.                                               123,017     4,094
  Brown & Brown, Inc.                                      126,385     4,085
* Ameritrade Holding Corp.                                 719,318     4,071
* Smithfield Foods, Inc.                                   204,600     4,059
  Fair, Isaac & Co. Inc.                                    95,039     4,058
  American National Insurance Co.                           49,122     4,029
  W.R. Berkley Corp.                                       101,648     4,026
  Noble Energy, Inc.                                       107,182     4,025
* Ticketmaster Class B                                     189,527     4,022
* Owens-Illinois, Inc.                                     275,709     4,020
* U.S. Cellular Corp.                                      160,261     4,010
* Constellation Brands, Inc. Class A                       168,902     4,005
* Ceridian Corp.                                           277,687     4,004
* Mandalay Resort Group                                    128,603     3,937
* Michaels Stores, Inc.                                    125,531     3,929
  Capitol Federal Financial                                136,205     3,923
  Wilmington Trust Corp.                                   122,346     3,876
* Level 3 Communications, Inc.                             790,899     3,875

--------------------------------------------------------------------------------
                                                                      Market
                                                                      Value*
                                                            Shares     (000)
--------------------------------------------------------------------------------
  Hubbell Inc. Class B                                     110,180     3,872
  Leucadia National Corp.                                  103,660     3,868
  Northeast Utilities                                      254,057     3,854
  Doral Financial Corp.                                    134,374     3,843
  Puget Energy, Inc.                                       173,505     3,826
  Mercury General Corp.                                    101,766     3,824
* Community Health Systems, Inc.                           185,149     3,812
  PepsiAmericas, Inc.                                      281,197     3,776
  Lyondell Chemical Co.                                    298,756     3,776
* Markel Corp.                                              18,238     3,748
* Pride International, Inc.                                251,086     3,741
* AdvancePCS                                               168,279     3,737
* Abercrombie & Fitch Co.                                  182,300     3,730
* Henry Schein, Inc.                                        82,325     3,705
  J.M. Smucker Co.                                          92,769     3,693
  Unitrin, Inc.                                            126,170     3,687
  Viad Corp.                                               164,860     3,685
  International Speedway Corp.                              98,805     3,684
  Eaton Vance Corp.                                        130,117     3,676
  Bank of Hawaii Corp.                                     120,307     3,656
  DPL Inc.                                                 236,567     3,629
* Jacobs Engineering Group Inc.                            101,775     3,623
  Dial Corp.                                               177,590     3,618
  Allete, Inc.                                             159,419     3,616
  Weingarten Realty Investors REIT                          97,401     3,590
  Harman International
    Industries, Inc.                                        60,319     3,589
  Student Loan Corp.                                        36,614     3,581
* BISYS Group, Inc.                                        225,087     3,579
* Intersil Corp.                                           256,018     3,569
* Packaging Corp. of America                               195,405     3,564
* VeriSign, Inc.                                           443,958     3,561
  Regency Centers Corp. REIT                               109,872     3,560
  Protective Life Corp.                                    128,569     3,538
* 99 Cents Only Stores                                     131,231     3,525
  Tidewater Inc.                                           113,255     3,522
* Krispy Kreme Doughnuts, Inc.                             103,729     3,503
* Newfield Exploration Co.                                  96,499     3,479
* Ingram Micro, Inc. Class A                               281,653     3,478
* SICOR, Inc.                                              218,671     3,466
  New Plan Excel Realty Trust REIT                         181,318     3,461
  MDU Resources Group, Inc.                                133,864     3,455
* CarMax, Inc.                                             192,900     3,449
* Career Education Corp.                                    86,159     3,446
  Beckman Coulter, Inc.                                    116,388     3,436
  Dole Food Co.                                            105,143     3,426
  FirstMerit Corp.                                         158,121     3,425
* The Cheesecake Factory                                    94,675     3,423
* Zebra Technologies Corp. Class A                          59,071     3,385
  Fulton Financial Corp.                                   190,502     3,364
* Vishay Intertechnology, Inc.                             299,163     3,345
  Reynolds & Reynolds Class A                              130,132     3,314

--------------------------------------------------------------------------------
                                                                      Market
                                                                      Value*
                                                            Shares     (000)
--------------------------------------------------------------------------------
* National-Oilwell, Inc.                                   151,651     3,312
  Investors Financial Services Corp.                       120,919     3,312
* E*TRADE Group, Inc.                                      679,973     3,305
* BOK Financial Corp.                                      101,696     3,294
* Columbia Sportswear Co.                                   74,073     3,290
  RPM International, Inc.                                  214,807     3,282
  Pier 1 Imports Inc.                                      172,981     3,275
* Rent-A-Center, Inc.                                       65,502     3,272
  Harris Corp.                                             124,144     3,265
  Mack-Cali Realty Corp. REIT                              107,743     3,265
* Advance Auto Parts, Inc.                                  66,734     3,263
  United Dominion Realty Trust REIT                        199,466     3,263
* Coventry Health Care Inc.                                112,105     3,254
* Charles River Laboratories, Inc.                          84,477     3,251
* Catellus Development Corp.                               163,083     3,237
  Sky Financial Group, Inc.                                162,048     3,226
* JetBlue Airways Corp.                                    118,703     3,205
  AVX Corp.                                                325,766     3,193
  Pentair, Inc.                                             92,104     3,182
* 3Com Corp.                                               685,484     3,174
  Harte-Hanks, Inc.                                        169,984     3,174
* Celgene Corp.                                            147,307     3,163
* Varco International, Inc.                                181,129     3,152
* Saks Inc.                                                267,305     3,138
* Swift Transportation Co., Inc.                           156,328     3,129
* STERIS Corp.                                             128,950     3,127
* Accredo Health, Inc.                                      88,658     3,125
  Teleflex Inc.                                             72,778     3,121
  HON Industries, Inc.                                     110,349     3,121
  Cullen/Frost Bankers, Inc.                                95,429     3,121
  Crescent Real Estate, Inc. REIT                          187,433     3,119
  National Fuel Gas Co.                                    150,226     3,114
  Clayton Homes Inc.                                       255,119     3,107
* National Instruments Corp.                                95,417     3,100
* AGCO Corp.                                               140,187     3,098
  Forest City Enterprise Class A                            92,535     3,086
* Fisher Scientific International Inc.                     102,202     3,074
* Corinthian Colleges, Inc.                                 81,156     3,073
  CNF Inc.                                                  92,315     3,069
* Getty Images, Inc.                                       100,363     3,066
  Cabot Corp.                                              115,447     3,064
* Certegy, Inc.                                            124,282     3,051
* Pharmaceutical Product
    Development, Inc.                                      103,653     3,034
* Invitrogen Corp.                                          96,539     3,021
  Hawaiian Electric Industries Inc.                         68,553     3,015
  Nationwide Financial Services, Inc.                      105,204     3,014
* Del Monte Foods Co.                                      390,535     3,007
* Chico's FAS, Inc.                                        158,846     3,004
  Webster Financial Corp.                                   86,188     2,999
  First American Corp.                                     134,933     2,996
* Overture Services, Inc.                                  109,648     2,994

--------------------------------------------------------------------------------
                                                                      Market
                                                                      Value*
                                                            Shares     (000)
--------------------------------------------------------------------------------
* Amphenol Corp.                                            78,603     2,987
  Annaly Mortgage
    Management Inc. REIT                                   158,330     2,977
* GTECH Holdings Corp.                                     106,801     2,975
  Talbots Inc.                                             107,966     2,972
* LaBranche & Co. Inc.                                     111,343     2,966
  Donaldson Co., Inc.                                       82,263     2,961
  Tootsie Roll Industries, Inc.                             96,385     2,957
  Waddell & Reed Financial, Inc.                           150,175     2,954
  American Financial Group, Inc.                           127,857     2,950
  Lubrizol Corp.                                            96,289     2,937
  Washington Federal Inc.                                  118,121     2,935
  Great Plains Energy, Inc.                                127,816     2,924
  Vectren Corp.                                            127,066     2,923
* Aramark Corp. Class B                                    123,631     2,905
* Mid Atlantic Medical Services, Inc.                       89,308     2,894
* Valassis Communications, Inc.                             98,161     2,889
  HCC Insurance Holdings, Inc.                             116,991     2,878
* Renal Care Group, Inc.                                    90,531     2,864
  People's Bank                                            113,883     2,863
* Edwards Lifesciences Corp.                               112,398     2,863
* Tech Data Corp.                                          105,967     2,857
* Scios, Inc.                                               87,338     2,845
* Emulex Corp.                                             153,367     2,845
  Peabody Energy Corp.                                      97,284     2,844
  Alliant Energy Corp.                                     171,541     2,839
* Performance Food Group Co.                                83,236     2,827
  BancorpSouth, Inc.                                       145,288     2,821
  Martin Marietta Materials, Inc.                           91,983     2,820
  CBRL Group, Inc.                                          92,987     2,802
* DaVita, Inc.                                             113,512     2,800
  Roslyn Bancorp, Inc.                                     154,916     2,793
  Reader's Digest Association, Inc.                        184,235     2,782
  Lee Enterprises, Inc.                                     82,742     2,774
  Colonial BancGroup, Inc.                                 232,436     2,773
* Foot Locker, Inc.                                        263,908     2,771
* MEMC Electronic Materials, Inc.                          365,817     2,769
  John Wiley & Sons Class A                                115,127     2,764
  Old National Bancorp                                     113,682     2,762
* Scotts Co.                                                56,122     2,752
* Covance, Inc.                                            111,672     2,746
* The Neiman Marcus
    Group, Inc. Class A                                     90,135     2,739
* ICOS Corp.                                               116,459     2,726
  Independence Community
    Bank Corp.                                             106,985     2,715
  Trustmark Corp.                                          114,184     2,710
  Developers Diversified
    Realty Corp. REIT                                      122,047     2,684
  Lancaster Colony Corp.                                    68,387     2,673
  Raymond James Financial, Inc.                             90,343     2,672
  The Macerich Co. REIT                                     86,387     2,656

--------------------------------------------------------------------------------
                                                                      Market
EXTENDED MARKET                                                       Value*
INDEX FUND                                                  Shares     (000)
--------------------------------------------------------------------------------
* Toll Brothers, Inc.                                      131,345     2,653
  BRE Properties Inc. Class A REIT                          84,802     2,646
* Kinder Morgan Management, LLC                             83,740     2,645
  Trizec Properties, Inc. REIT                             280,776     2,636
* Scholastic Corp.                                          73,153     2,630
* Grant Prideco, Inc.                                      225,784     2,628
* SanDisk Corp.                                            129,300     2,625
  StanCorp Financial Group, Inc.                            53,730     2,625
  Arden Realty Group, Inc. REIT                            118,264     2,620
* Advanced Fibre
    Communications, Inc.                                   156,986     2,619
* Neurocrine Biosciences, Inc.                              57,326     2,618
  Helmerich & Payne, Inc.                                   93,518     2,610
  Media General, Inc. Class A                               43,461     2,605
  Chelsea Property Group REIT                               78,028     2,599
* Extended Stay America, Inc.                              175,809     2,593
  Hudson United Bancorp                                     83,346     2,592
  Herman Miller, Inc.                                      140,778     2,590
* Glamis Gold, Ltd.                                        227,853     2,584
  Philadelphia Suburban Corp.                              125,283     2,581
  Werner Enterprises, Inc.                                 119,280     2,568
* Expedia Inc.                                              38,337     2,566
* Acxiom Corp.                                             166,718     2,564
  OGE Energy Corp.                                         145,637     2,563
  AGL Resources Inc.                                       105,405     2,561
  CONSOL Energy, Inc.                                      147,976     2,557
* LAM Research Corp.                                       235,378     2,542
  Park National Corp.                                       25,729     2,542
  BorgWarner, Inc.                                          50,322     2,537
  Westamerica Bancorporation                                62,950     2,529
  Graco, Inc.                                               88,171     2,526
* Furniture Brands International Inc.                      105,804     2,523
* O'Reilly Automotive, Inc.                                 99,758     2,523
  La-Z-Boy Inc.                                            105,117     2,521
* J.D. Edwards & Co.                                       222,872     2,514
  Reinsurance Group of America, Inc.                        92,808     2,513
* Medicis Pharmaceutical Corp.                              50,479     2,507
* Meridian Gold Co.                                        141,970     2,503
* Affymetrix, Inc.                                         109,242     2,501
* FMC Technologies Inc.                                    122,340     2,499
  CarrAmerica Realty Corp. REIT                             99,696     2,497
  Polaris Industries, Inc.                                  42,504     2,491
* Amylin Pharmaceuticals, Inc.                             153,944     2,485
* Education Management Corp.                                66,020     2,482
* Gemstar-TV Guide
    International, Inc.                                    763,686     2,482
  Whitney Holdings Corp.                                    74,128     2,471
* Timberland Co.                                            69,365     2,470
  CenterPoint Properties Corp. REIT                         43,146     2,466
* Forest Oil Corp.                                          88,449     2,446
* BearingPoint, Inc.                                       353,140     2,437
* Avnet, Inc.                                              224,829     2,435

--------------------------------------------------------------------------------
                                                                      Market
                                                                      Value*
                                                            Shares     (000)
--------------------------------------------------------------------------------
  Ethan Allen Interiors, Inc.                               70,689     2,430
  Harsco Corp.                                              76,137     2,428
* TIBCO Software Inc.                                      392,743     2,427
* Alleghany Corp.                                           13,624     2,418
* BJ's Wholesale Club, Inc.                                131,629     2,409
* Arrow Electronics, Inc.                                  188,308     2,408
  Chesapeake Energy Corp.                                  311,134     2,408
  Camden Property Trust REIT                                72,875     2,405
  Applebee's International, Inc.                           103,665     2,404
* Borders Group, Inc.                                      148,666     2,394
  Precision Castparts Corp.                                 98,438     2,387
* Crown Cork & Seal Co., Inc.                              300,186     2,386
  Ametek Aerospace Products Inc.                            61,804     2,379
* Sybase, Inc.                                             177,098     2,373
  Carlisle Co., Inc.                                        57,289     2,371
* Rite Aid Corp.                                           965,934     2,367
  Mills Corp. REIT                                          80,444     2,360
* Fairchild Semiconductor Corp.                            220,320     2,360
* CheckFree Corp.                                          147,241     2,356
  Rayonier Inc.                                             51,976     2,352
  International Bancshares Corp.                            59,556     2,349
  Provident Financial Group, Inc.                           90,066     2,344
* Interactive Data Corp.                                   169,793     2,335
  Blyth, Inc.                                               87,064     2,330
* RF Micro Devices, Inc.                                   316,565     2,320
* Integrated Circuit Systems, Inc.                         127,090     2,319
* Imation Corp.                                             66,063     2,317
  WPS Resources Corp.                                       59,680     2,317
  Healthcare Realty Trust Inc. REIT                         79,081     2,313
* Airgas, Inc.                                             134,058     2,313
* Western Digital Corp.                                    361,643     2,311
* Agere Systems Inc. Class B                             1,650,000     2,310
* Stericycle, Inc.                                          71,168     2,304
  IMC Global Inc.                                          215,440     2,299
  Pan Pacific Retail
    Properties, Inc. REIT                                   62,886     2,297
  United Bankshares, Inc.                                   78,969     2,295
* Maxtor Corp.                                             453,287     2,294
* ADTRAN Inc.                                               69,694     2,293
  Federal Realty Investment
    Trust REIT                                              81,366     2,288
  Realty Income Corp. REIT                                  65,364     2,288
  Commerce Group, Inc.                                      60,998     2,287
* Apria Healthcare Group Inc.                              102,787     2,286
  Church & Dwight, Inc.                                     75,001     2,282
* Barnes & Noble, Inc.                                     126,259     2,282
  Western Gas Resources, Inc.                               61,910     2,281
  Staten Island Bancorp, Inc.                              112,617     2,268
* Vertex Pharmaceuticals, Inc.                             142,911     2,265
  Hilb, Rogal and Hamilton Co.                              55,378     2,265
  Kennametal, Inc.                                          65,441     2,256
  Cousins Properties, Inc. REIT                             90,862     2,244

--------------------------------------------------------------------------------
                                                                      Market
                                                                      Value*
                                                            Shares     (000)
--------------------------------------------------------------------------------
Albemarle Corp.                                           78,638     2,237
* The Corporate Executive Board Co.                         70,033     2,235
  The Timken Co.                                           116,987     2,234
  F.N.B. Corp.                                              81,087     2,232
  CBL & Associates
    Properties, Inc. REIT                                   55,686     2,230
* AmeriCredit Corp.                                        287,959     2,229
* Skyworks Solutions, Inc.                                 258,323     2,227
* Cree, Inc.                                               136,154     2,226
* Techne Corp.                                              77,920     2,226
  Highwood Properties, Inc. REIT                           100,565     2,222
  First Midwest Bancorp, Inc.                               83,172     2,222
* LifePoint Hospitals, Inc.                                 73,996     2,215
* Cytyc Corp.                                              216,829     2,212
* International Rectifier Corp.                            119,796     2,211
  Global Payments Inc.                                      68,905     2,206
* Premcor, Inc.                                             98,917     2,199
* NBTY, Inc.                                               124,798     2,194
* Perot Systems Corp.                                      204,416     2,191
* DeVry, Inc.                                              131,707     2,188
* Payless ShoeSource, Inc.                                  42,475     2,186
  Piedmont Natural Gas, Inc.                                61,669     2,180
* American Axle &
    Manufacturing Holdings, Inc.                            92,925     2,176
* J.B. Hunt Transport Services, Inc.                        74,125     2,172
  WGL Holdings Inc.                                         90,701     2,170
  ONEOK, Inc.                                              112,903     2,168
* Key Energy Services, Inc.                                241,343     2,165
  Odyssey Re Holdings Corp.                                122,023     2,160
* Cabot Microelectronics Corp.                              45,702     2,157
* The Chicago Mercantile Exchange                           49,400     2,157
  Roper Industries Inc.                                     58,662     2,147
  Superior Industries
    International, Inc.                                     51,805     2,143
* Heartland Express, Inc.                                   93,184     2,135
* Human Genome Sciences, Inc.                              242,310     2,135
  Arch Coal, Inc.                                           98,710     2,131
  ArvinMeritor, Inc.                                       127,544     2,126
  DQE Inc.                                                 139,109     2,120
  Regis Corp.                                               81,563     2,120
  Jefferies Group, Inc.                                     50,413     2,116
  Shurgard Storage
    Centers, Inc. Class A REIT                              67,436     2,113
  AptarGroup Inc.                                           67,369     2,105
  W Holding Co., Inc.                                      128,135     2,103
  The MONY Group Inc.                                       87,804     2,102
* Agere Systems Inc. Class A                             1,454,397     2,094
  GATX Corp.                                                91,735     2,093
* IDEXX Laboratories Corp.                                  62,754     2,090
  Ruby Tuesday, Inc.                                       120,592     2,085
  Prentiss Properties Trust REIT                            73,631     2,082
* Cerner Corp.                                              66,562     2,081

--------------------------------------------------------------------------------
                                                                      Market
                                                                      Value*
                                                            Shares     (000)
--------------------------------------------------------------------------------
* Emmis Communications, Inc.                                99,741     2,078
  Citizens Banking Corp.                                    83,738     2,075
  Diagnostic Products Corp.                                 53,600     2,070
  Downey Financial Corp.                                    53,059     2,069
  AmerUs Group Co.                                          73,008     2,064
* Cymer, Inc.                                               63,894     2,061
* West Corp.                                               124,048     2,059
  Speedway Motorsports, Inc.                                79,857     2,059
* Affiliated Managers Group, Inc.                           40,915     2,058
  First Citizens BancShares Class A                         21,192     2,047
* Copart, Inc.                                             172,713     2,045
  Florida Rock Industries, Inc.                             53,445     2,034
* Cytec Industries, Inc.                                    74,201     2,024
* Waste Connections, Inc.                                   52,335     2,021
* Investment Technology Group, Inc.                         90,315     2,019
  Corn Products International, Inc.                         66,940     2,017
  Claire's Stores, Inc.                                     91,321     2,015
* Westport Resources Corp.                                  96,860     2,015
  First Industrial Realty Trust REIT                        71,883     2,013
* ITT Educational Services, Inc.                            85,122     2,005
  HRPT Properties Trust REIT                               242,613     1,999
  Health Care Inc. REIT                                     73,813     1,997
  Sensient Technologies Corp.                               88,842     1,996
  Fresh Del Monte Produce Inc.                             105,507     1,995
  IDEX Corp.                                                60,980     1,994
  Alexander & Baldwin, Inc.                                 77,244     1,992
  Commercial Federal Corp.                                  84,930     1,983
* CTI Molecular Imaging, Inc.                               80,415     1,983
  Reckson Associates
    Realty Corp. REIT                                       94,186     1,983
  21st Century Insurance Group                             158,019     1,978
* Zale Corp.                                                61,988     1,977
  Jack Henry & Associates Inc.                             164,023     1,975
  Thornburg Mortgage, Inc. REIT                             98,077     1,971
  Atmos Energy Corp.                                        84,275     1,965
  Oshkosh Truck Corp.                                       31,872     1,960
* Andrx Corp.                                              133,550     1,959
* Atmel Corp.                                              877,382     1,957
* Polo Ralph Lauren Corp.                                   89,902     1,956
  Heritage Property
    Investment Trust REIT                                   77,709     1,940
  Invacare Corp.                                            58,236     1,939
  Community First Bankshares, Inc.                          73,098     1,934
  UGI Corp. Holding Co.                                     51,697     1,933
  MDC Holdings, Inc.                                        50,420     1,929
* Station Casinos, Inc.                                    108,734     1,925
  Hollinger International, Inc.                            189,308     1,923
* Hotels.com Class A                                        35,198     1,923
* IGEN International, Inc.                                  44,727     1,917
* CACI International, Inc.                                  53,663     1,913
* Panera Bread Co.                                          54,875     1,910
* IndyMac Bancorp, Inc. REIT                               103,128     1,907

--------------------------------------------------------------------------------
                                                                      Market
                                                                      Value*
                                                            Shares     (000)
--------------------------------------------------------------------------------
* Nextel Partners, Inc.                                    313,848     1,905
  York International Corp.                                  74,464     1,904
* Respironics, Inc.                                         62,490     1,902
* Pediatrix Medical Group, Inc.                             47,291     1,894
* Red Hat, Inc.                                            320,504     1,894
  Pittston Brink's Group                                   102,469     1,894
  Energen Corp.                                             64,922     1,889
* ResMed Inc.                                               61,775     1,888
* Avocent Corp.                                             84,981     1,888
* Priority Healthcare Corp. Class B                         81,369     1,888
  Callaway Golf Co.                                        142,249     1,885
* PacifiCare Health Systems, Inc.                           66,957     1,881
* Catalina Marketing Corp.                                 101,688     1,881
  Washington REIT                                           73,585     1,876
* Linens 'n Things, Inc.                                    83,013     1,876
  IKON Office Solutions, Inc.                              262,112     1,874
* Arbitron Inc.                                             55,375     1,855
  Ferro Corp.                                               75,747     1,850
* Tom Brown, Inc.                                           73,725     1,850
* Activision, Inc.                                         126,776     1,850
* American Eagle Outfitters, Inc.                          134,122     1,848
* Service Corp. International                              555,911     1,846
* Southwest Bancorporation
    of Texas, Inc.                                          64,011     1,844
* Lattice Semiconductor Corp.                              210,163     1,843
  Thor Industries, Inc.                                     53,419     1,839
  Regal Entertainment Group Class A                         85,548     1,832
* Bio-Rad Laboratories, Inc. Class A                        47,298     1,830
* Brocade Communications
    Systems, Inc.                                          442,043     1,830
* Radio One, Inc. Class D                                  126,800     1,830
* Pharmaceutical Resources, Inc.                            61,372     1,829
* Varian, Inc.                                              63,295     1,816
* FMC Corp.                                                 66,339     1,812
  SL Green Realty Corp. REIT                                56,896     1,798
* Polycom, Inc.                                            188,205     1,792
  FactSet Research Systems Inc.                             63,294     1,789
* Cox Radio, Inc.                                           78,436     1,789
* FTI Consulting, Inc.                                      44,528     1,788
  Lincoln Electric Holdings, Inc.                           77,127     1,785
  Universal Corp. (VA)                                      48,149     1,780
  Alfa Corp.                                               147,778     1,775
* Houston Exploration Co.                                   57,695     1,765
  Valhi, Inc.                                              212,375     1,763
* Fossil, Inc.                                              86,650     1,762
* Quest Software, Inc.                                     170,686     1,760
  IDACORP, Inc.                                             70,869     1,760
* United Stationers, Inc.                                   60,762     1,750
  PNM Resources Inc.                                        73,426     1,749
* Silicon Laboratories Inc.                                 91,638     1,748
* Landstar System, Inc.                                     29,958     1,748
* Mueller Industries Inc.                                   64,124     1,747

--------------------------------------------------------------------------------
                                                                      Market
                                                                      Value*
                                                            Shares     (000)
--------------------------------------------------------------------------------
  Federal Signal Corp.                                      89,835     1,745
  Texas Regional Bancshares, Inc.                           48,970     1,740
  Essex Property Trust, Inc. REIT                           34,214     1,740
* Reliant Resources, Inc.                                  542,190     1,735
  Home Properties of
    New York, Inc. REIT                                     50,150     1,728
* Trimeris, Inc.                                            39,990     1,723
* AnnTaylor Stores Corp.                                    84,354     1,723
  Briggs & Stratton Corp.                                   40,540     1,722
* Southern Union Co.                                       104,122     1,718
* Take-Two Interactive
    Software, Inc.                                          73,076     1,717
* Hollywood Entertainment Corp.                            113,009     1,706
  ICN Pharmaceuticals, Inc.                                156,406     1,706
* Boyd Gaming Corp.                                        121,296     1,704
* Internet Security Systems, Inc.                           92,601     1,697
* P.F. Chang's China Bistro, Inc.                           46,726     1,696
  The South Financial Group, Inc.                           81,983     1,694
  Mentor Corp.                                              43,711     1,683
  First Bancorp/Puerto Rico                                 74,419     1,682
* SEACOR SMIT Inc.                                          37,745     1,680
  Pacific Capital Bancorp                                   65,808     1,675
  Wallace Computer Services, Inc.                           77,754     1,672
  Post Properties, Inc. REIT                                69,924     1,671
  UCBH Holdings, Inc.                                       39,365     1,671
  Olin Corp.                                               107,427     1,670
* Berkshire Hathaway Inc. Class B                              689     1,669
  Greater Bay Bancorp                                       96,421     1,667
  CVB Financial Corp.                                       65,477     1,665
  Patina Oil & Gas Corp.                                    52,441     1,660
* Borland Software Corp.                                   134,642     1,656
* Electronics for Imaging, Inc.                            101,600     1,652
* Cal Dive International, Inc.                              69,906     1,643
  Arrow International, Inc.                                 40,390     1,643
* Pacific Sunwear of California, Inc.                       92,760     1,641
  Kelly Services, Inc. Class A                              66,368     1,640
  Trinity Industries, Inc.                                  86,375     1,638
* Hyperion Solutions Corp.                                  63,794     1,638
* Integrated Device Technology Inc.                        195,561     1,637
  American Capital Strategies, Ltd.                         75,766     1,636
* NPS Pharmaceuticals Inc.                                  64,958     1,635
* Anixter International Inc.                                70,255     1,633
* The Yankee Candle Co., Inc.                              102,049     1,633
* R.H. Donnelley Corp.                                      55,633     1,631
  Black Box Corp.                                           36,396     1,631
  Minerals Technologies, Inc.                               37,716     1,627
* AK Steel Corp.                                           203,182     1,625
* Stone Energy Corp.                                        48,697     1,625
  FBR Asset Investment Corp. REIT                           47,779     1,620
  East West Bancorp, Inc.                                   44,738     1,614
* Evergreen Resources, Inc.                                 35,921     1,611
  New Jersey Resources Corp.                                50,925     1,609

--------------------------------------------------------------------------------
                                                                      Market
                                                                      Value*
                                                            Shares     (000)
--------------------------------------------------------------------------------
  Ryland Group, Inc.                                        48,104     1,604
* WFS Financial, Inc.                                       76,542     1,601
* CEC Entertainment Inc.                                    52,094     1,599
* Foundry Networks, Inc.                                   227,042     1,598
* Choice Hotel International, Inc.                          70,403     1,598
  Weis Markets, Inc.                                        51,466     1,598
* Earthlink, Inc.                                          291,480     1,589
* Arch Capital Group Ltd.                                   50,916     1,587
  Taubman Co. REIT                                          97,689     1,585
  Nordson Corp.                                             63,604     1,579
* MKS Instruments, Inc.                                     96,076     1,579
* Perrigo Co.                                              129,791     1,577
  UMB Financial Corp.                                       41,200     1,576
  LNR Property Corp.                                        44,442     1,573
* Alliance Gaming Corp.                                     92,075     1,568
* FLIR Systems, Inc.                                        31,951     1,559
* United Rentals, Inc.                                     144,717     1,557
* National Processing, Inc.                                 96,882     1,555
* Intergraph Corp.                                          87,381     1,552
* Anteon International Corp.                                64,278     1,543
  Westcorp, Inc.                                            73,442     1,542
  Bob Evans Farms, Inc.                                     66,028     1,542
* Pinnacle Systems, Inc.                                   113,197     1,541
* Micrel, Inc.                                             171,517     1,540
* Regeneron Pharmaceuticals, Inc.                           83,153     1,539
* Eon Labs, Inc.                                            81,327     1,538
  Susquehanna Bancshares, Inc.                              73,767     1,537
* Sepracor Inc.                                            158,887     1,536
* The Titan Corp.                                          147,165     1,531
  Chittenden Corp.                                          60,014     1,529
* Flowserve Corp.                                          103,340     1,528
* McDATA Corp. Class A                                     214,717     1,524
  NL Industries, Inc.                                       89,600     1,523
* InterMune Inc.                                            59,662     1,522
* Syntel, Inc.                                              72,323     1,520
* Crown Castle International Corp.                         404,742     1,518
* Simpson Manufacturing Co.                                 46,106     1,517
  Standard Pacific Corp.                                    61,173     1,514
  Alexandria Real Estate
    Equities, Inc. REIT                                     35,510     1,513
* Semtech Corp.                                            138,359     1,511
* PEC Solutions, Inc.                                       50,524     1,511
* Varian Semiconductor
    Equipment Associates, Inc.                              63,479     1,508
* Unit Corp.                                                81,082     1,504
  Longs Drug Stores, Inc.                                   72,510     1,504
* EMCOR Group, Inc.                                         28,327     1,502
* K-V Pharmaceutical Co. Class A                            64,706     1,501
* Sonic Corp.                                               73,228     1,500
* Too Inc.                                                  63,789     1,500
* Mediacom Communications Corp.                            170,006     1,498
  Ventas, Inc. REIT                                        130,739     1,497

--------------------------------------------------------------------------------
                                                                      Market
                                                                      Value*
                                                            Shares     (000)
--------------------------------------------------------------------------------
  Cabot Oil & Gas Corp.                                     60,212     1,492
  Burlington Coat Factory
    Warehouse Corp.                                         82,993     1,490
* Ohio Casualty Corp.                                      115,019     1,489
* Endo Pharmaceuticals
    Holdings, Inc.                                         193,457     1,489
  Banta Corp.                                               47,561     1,487
  Cambrex Corp.                                             49,183     1,486
* Amkor Technology, Inc.                                   311,510     1,483
  Grey Global Group Inc.                                     2,424     1,481
  Harleysville Group, Inc.                                  55,969     1,479
* Interdigital Communications Corp.                        101,355     1,476
  Clarcor Inc.                                              45,726     1,476
  MAF Bancorp, Inc.                                         43,475     1,475
* ImClone Systems, Inc.                                    138,738     1,474
* Sycamore Networks, Inc.                                  508,616     1,470
* Cognex Corp.                                              79,696     1,469
* 7-Eleven, Inc.                                           195,380     1,465
* Beazer Homes USA, Inc.                                    24,162     1,464
  A.O. Smith Corp.                                          54,194     1,464
  Delphi Financial Group, Inc.                              38,557     1,464
* Silicon Valley Bancshares                                 80,098     1,462
* DoubleClick Inc.                                         258,028     1,460
  Southwest Gas Corp.                                       62,200     1,459
  The Toro Co.                                              22,816     1,458
* BroadWing Inc.                                           413,896     1,457
  TrustCo Bank NY                                          134,857     1,454
* Macrovision Corp.                                         90,547     1,452
  Delta & Pine Land Co.                                     70,997     1,449
  Cooper Cos., Inc.                                         57,800     1,446
  Liberty Corp.                                             37,245     1,445
* Philadelphia Consolidated
    Holding Corp.                                           40,718     1,441
  Brady Corp. Class A                                       43,065     1,436
  Colonial Properties Trust REIT                            42,290     1,435
  USFreightways Corp.                                       49,908     1,435
  Rollins, Inc.                                             56,358     1,434
* Protein Design Labs, Inc.                                168,586     1,433
  Brandywine Realty Trust REIT                              65,610     1,431
  ABM Industries Inc.                                       92,303     1,431
* US Oncology, Inc.                                        164,614     1,427
* Knight Transportation, Inc.                               67,930     1,427
  Skywest, Inc.                                            108,920     1,424
* KEMET Corp.                                              162,557     1,421
* Inveresk Research Group Inc.                              65,700     1,418
* Price Communications Corp.                               102,420     1,416
  CH Energy Group, Inc.                                     30,273     1,412
  Georgia Gulf Corp.                                        60,691     1,404
* Spinnaker Exploration Co.                                 63,269     1,395
* MedQuist, Inc.                                            68,836     1,395
* Kroll Inc.                                                72,977     1,392

--------------------------------------------------------------------------------
                                                                      Market
                                                                      Value*
                                                            Shares     (000)
--------------------------------------------------------------------------------
 Great American Financial
    Resources, Inc.                                         80,850     1,391
  MacDermid, Inc.                                           60,816     1,390
* Yellow Corp.                                              55,138     1,389
* Entegris Inc.                                            134,787     1,388
* Kronos, Inc.                                              37,528     1,388
* UICI                                                      89,161     1,386
  Massey Energy Co.                                        142,144     1,382
* Cumulus Media Inc.                                        92,704     1,379
* Cimarex Energy Co.                                        76,885     1,376
  First Financial Bancorp                                   83,875     1,375
  Nationwide Health
    Properties, Inc. REIT                                   92,066     1,375
  Winnebago Industries, Inc.                                35,021     1,374
  Bandag, Inc.                                              35,502     1,373
* Kansas City Southern                                     114,296     1,372
* Hovnanian Enterprises Class A                             43,252     1,371
  H.B. Fuller Co.                                           52,965     1,371
* Grey Wolf, Inc.                                          343,482     1,370
* Journal Register Co.                                      76,866     1,367
  The Phoenix Companies, Inc.                              179,808     1,367
  G & K Services, Inc. Class A                              38,571     1,365
* WilTel Communications, Inc.                               86,440     1,365
* Enzon Pharmaceuticals, Inc.                               81,620     1,365
* Ralcorp Holdings, Inc.                                    54,116     1,360
  Lennox International Inc.                                108,232     1,358
* AMN Healthcare Services, Inc.                             80,309     1,358
* Seagate Technology                                       126,300     1,355
  Airborne, Inc.                                            91,363     1,355
* Ultra Petroleum Corp.                                    136,802     1,354
  Roadway Corp.                                             36,529     1,345
* Watson Wyatt & Co. Holdings                               61,601     1,340
  Charter Municipal Mortgage
    Acceptance Co.                                          77,102     1,339
* Cypress Semiconductor Corp.                              233,646     1,336
  Black Hills Corp.                                         50,300     1,334
* Oakley, Inc.                                             129,636     1,331
* CSG Systems International, Inc.                           97,478     1,331
* Hot Topic, Inc.                                           58,144     1,330
  Chemical Financial Corp.                                  41,260     1,327
  Westar Energy, Inc.                                      133,966     1,326
  St. Mary Land & Exploration Co.                           52,885     1,322
* Men's Wearhouse, Inc.                                     76,911     1,319
* Entravision Communications Corp.                         132,088     1,318
* Benchmark Electronics, Inc.                               45,940     1,317
* Gaylord Entertainment Co. Class A                         63,913     1,317
* Veridian Corp.                                            61,440     1,311
  Russ Berrie and Co., Inc.                                 38,784     1,310
  Northwest Natural Gas Co.                                 48,342     1,308
  Hancock Holding Co.                                       29,206     1,304
* Tuesday Morning Corp.                                     76,208     1,303

--------------------------------------------------------------------------------
                                                                      Market
                                                                      Value*
                                                            Shares     (000)
--------------------------------------------------------------------------------
* Commonwealth Telephone
    Enterprises, Inc.                                       36,357     1,303
* Siliconix, Inc.                                           55,652     1,302
  Brookline Bancorp, Inc.                                  109,385     1,302
  Northwest Bancorp, Inc.                                   87,980     1,301
  Matthews International Corp.                              58,160     1,299
* Manhattan Associates, Inc.                                54,828     1,297
  NDCHealth Corp.                                           65,170     1,297
  PS Business Parks, Inc. REIT                              40,709     1,295
* Tractor Supply Co.                                        34,250     1,288
* Applera Corp.-Celera
    Genomics Group                                         134,829     1,288
* Jack in the Box Inc.                                      74,354     1,286
  Potlatch Corp.                                            53,774     1,284
  Otter Tail Corp.                                          47,625     1,281
  FelCor Lodging Trust, Inc. REIT                          111,834     1,279
* BlackRock, Inc.                                           32,447     1,278
* Plantronics, Inc.                                         84,482     1,278
  Cathay Bancorp, Inc.                                      33,604     1,277
  Central Parking Corp.                                     67,573     1,274
* SCP Pool Corp.                                            43,557     1,272
* Fidelity National Information
    Solutions, Inc.                                         73,538     1,269
  Chateau Communities, Inc. REIT                            55,125     1,268
* DRS Technologies, Inc.                                    40,460     1,268
  La Quinta Corp. REIT                                     288,033     1,267
  Vintage Petroleum, Inc.                                  120,096     1,267
  Crompton Corp.                                           212,904     1,267
  Baldor Electric Co.                                       64,093     1,266
  First Commonwealth
    Financial Corp.                                        110,006     1,265
  First Niagara Financial Group, Inc.                       48,369     1,263
  Interstate Bakeries Corp.                                 82,823     1,263
* EGL, Inc.                                                 88,426     1,260
  Sierra Pacific Resources                                 193,654     1,259
* Sylvan Learning Systems, Inc.                             76,520     1,255
  Albany International Corp.                                60,640     1,253
* Ariba, Inc.                                              504,862     1,252
* ADVO, Inc.                                                38,106     1,251
* American Tower Corp. Class A                             354,365     1,251
  Sun Communities, Inc. REIT                                34,149     1,249
  The Manitowac Co., Inc.                                   48,973     1,249
* AmeriPath, Inc.                                           58,083     1,249
  Kellwood Co.                                              48,030     1,249
  Reliance Steel & Aluminum Co.                             59,917     1,249
  Selective Insurance Group                                 49,429     1,245
  Hughes Supply, Inc.                                       45,543     1,244
* ExpressJet Holdings, Inc.                                121,368     1,244
  Manufactured Home
    Communities, Inc. REIT                                  41,911     1,242
  Analogic Corp.                                            24,643     1,239
  S & T Bancorp, Inc.                                       49,393     1,237

--------------------------------------------------------------------------------
                                                                      Market
                                                                      Value*
                                                            Shares     (000)
--------------------------------------------------------------------------------
  Fred's, Inc.                                              48,106     1,236
  Capital Automotive REIT                                   52,151     1,236
* Kirby Corp.                                               45,009     1,233
  Cleco Corp.                                               87,993     1,232
* International Specialty
    Products, Inc.                                         120,517     1,230
* Tetra Tech, Inc.                                         100,818     1,230
* United Online, Inc.                                       77,007     1,228
  Centex Construction Products, Inc.                        34,921     1,227
* Rambus Inc.                                              182,839     1,227
* Abgenix, Inc.                                            166,465     1,227
* INAMED Corp.                                              39,786     1,225
  John H. Harland Co.                                       55,298     1,224
* American Italian Pasta Co.                                33,989     1,223
* Genesis Health Ventures, Inc.                             79,088     1,222
  Kilroy Realty Corp. REIT                                  52,882     1,219
  Technitrol, Inc.                                          75,358     1,216
  LandAmerica Financial Group, Inc.                         34,256     1,214
  Ruddick Corp.                                             88,470     1,211
* Arkansas Best Corp.                                       46,590     1,210
* Mercury Computer Systems, Inc.                            39,625     1,209
* Cognizant Technology
    Solutions Corp.                                         16,740     1,209
  New Century Financial Corp.                               47,499     1,206
* Keane, Inc.                                              134,047     1,205
  Granite Construction Co.                                  77,743     1,205
* The Medicines Co.                                         75,135     1,204
* Macromedia, Inc.                                         112,895     1,202
  Flagstar Bancorp, Inc.                                    55,604     1,201
* Tekelec                                                  114,548     1,197
* Insight Communications Co., Inc.                          96,664     1,197
* SERENA Software, Inc.                                     75,711     1,195
* Dycom Industries, Inc.                                    90,149     1,194
* Northwest Airlines Corp. Class A                         162,717     1,194
* Quiksilver, Inc.                                          44,778     1,194
* Lin TV Corp.                                              48,907     1,191
  Kaydon Corp.                                              56,083     1,190
* Documentum, Inc.                                          75,894     1,189
* Penn National Gaming, Inc.                                74,923     1,188
* Dionex Corp.                                              39,993     1,188
* Select Medical Corp.                                      87,933     1,186
* AFC Enterprises, Inc.                                     56,444     1,186
* NetIQ Corp.                                               95,784     1,183
* OfficeMax, Inc.                                          236,578     1,183
* Cost Plus, Inc.                                           41,234     1,182
* Oil States International, Inc.                            91,544     1,181
  Horace Mann Educators Corp.                               76,840     1,178
* MSC Industrial Direct Co., Inc.
    Class A                                                 66,072     1,173
* Unilab Corp.                                              64,053     1,172
* Wilson Greatbatch
    Technologies, Inc.                                      40,081     1,170
--------------------------------------------------------------------------------
                                                                      Market
                                                                      Value*
                                                            Shares     (000)
--------------------------------------------------------------------------------
  Waypoint Financial Corp.                                  65,677     1,169
* Shaw Group, Inc.                                          70,901     1,166
  Alpharma, Inc. Class A                                    97,821     1,165
  Commercial Net Lease Realty REIT                          75,825     1,162
* Renaissance Learning, Inc.                                61,450     1,161
* AMERIGROUP Corp.                                          38,300     1,161
* Rare Hospitality International Inc.                       41,983     1,160
  Overseas Shipholding Group Inc.                           64,693     1,158
* Adaptec, Inc.                                            204,523     1,156
  Casey's General Stores, Inc.                              94,534     1,154
* Gartner, Inc. Class A                                    125,427     1,154
  Charter Financial Corp.                                   37,059     1,152
* WebEx Communications, Inc.                                76,750     1,151
* Avid Technology, Inc.                                     50,161     1,151
  Corus Bankshares Inc.                                     26,351     1,150
* Oceaneering International, Inc.                           46,477     1,150
* Denbury Resources, Inc.                                  101,665     1,149
  Senior Housing Properties
    Trust REIT                                             108,081     1,147
* Hanover Compressor Co.                                   124,745     1,145
  Spartech Corp.                                            55,243     1,140
  Republic Bancorp, Inc.                                    96,780     1,139
* OSI Pharmaceuticals, Inc.                                 69,429     1,139
  Gables Residential Trust REIT                             45,667     1,138
* Superior Energy Services, Inc.                           138,614     1,137
* Infonet Services Corp.                                   572,184     1,133
  Glimcher Realty Trust REIT                                63,758     1,132
  The Pep Boys
    (Manny, Moe & Jack)                                     97,519     1,131
  Wabtec Corp.                                              80,536     1,131
  Wolverine World Wide, Inc.                                74,784     1,130
* Playtex Products, Inc.                                   114,090     1,127
  MB Financial, Inc.                                        32,388     1,127
* RealNetworks, Inc.                                       295,692     1,127
  Strayer Education, Inc.                                   19,453     1,119
* Barra, Inc.                                               36,824     1,117
* Universal Compression
    Holdings, Inc.                                          58,382     1,117
  State Auto Financial Corp.                                71,926     1,115
  Modine Manufacturing Co.                                  63,024     1,114
  Millennium Chemicals, Inc.                               116,876     1,113
  Landry's Restaurants, Inc.                                52,235     1,109
* Stewart Enterprises, Inc. Class A                        199,042     1,109
* Paxar Corp.                                               75,148     1,108
  UniSource Energy Corp.                                    63,959     1,106
* Legato Systems, Inc.                                     218,400     1,099
* Martek Biosciences Corp.                                  43,649     1,098
* Saga Communications, Inc.                                 57,746     1,097
  Flowers Foods, Inc.                                       56,204     1,097
* Hewitt Associates, Inc.                                   34,500     1,093
  Glatfelter                                                82,977     1,092
* GlobespanVirata, Inc.                                    247,606     1,092

--------------------------------------------------------------------------------
                                                                      Market
EXTENDED MARKET                                                       Value*
INDEX FUN                                                   Shares     (000)
--------------------------------------------------------------------------------
* Coherent, Inc.                                            54,677     1,091
  Farmer Brothers, Inc.                                      3,525     1,089
* Wright Medical Group, Inc.                                62,343     1,088
* Ascential Software Corp.                                 452,994     1,087
* Tejon Ranch Co.                                           36,575     1,086
* ProAssurance Corp.                                        51,680     1,085
* Gen-Probe Inc.                                            45,500     1,083
  Wausau-Mosinee Paper Corp.                                96,429     1,082
  Tredegar Corp.                                            72,009     1,080
* MAXIMUS, Inc.                                             41,358     1,079
* Credence Systems Corp.                                   115,676     1,079
* DIANON Systems, Inc.                                      22,618     1,079
  Engineered Support Systems, Inc.                          29,434     1,079
* ATMI, Inc.                                                58,190     1,078
* PRG-Schultz International, Inc.                          120,968     1,077
* Alaska Air Group, Inc.                                    49,700     1,076
* Sybron Dental Specialties, Inc.                           72,435     1,076
* Cobalt Corp.                                              77,895     1,075
* Genta Inc.                                               139,693     1,074
  South Jersey Industries, Inc.                             32,504     1,073
* Steel Dynamics, Inc.                                      89,054     1,071
  Berry Petroleum Class A                                   62,718     1,069
* Genencor International Inc.                              109,226     1,068
  Coca-Cola Bottling Co.                                    16,555     1,068
* Orthodontic Centers of
    America, Inc.                                           97,765      1,067
* TriQuint Semiconductor, Inc.                             251,293     1,065
* Knight Trading Group, Inc.                               222,100     1,064
  BancFirst Corp.                                           22,551     1,060
* CONMED Corp.                                              54,067     1,059
* MPS Group, Inc.                                          191,103     1,059
* Sunrise Assisted Living, Inc.                             42,466     1,057
* Encore Acquisition Co.                                    57,181     1,053
  IRT Property Co. REIT                                     88,687     1,053
  Santander BanCorp                                         80,956     1,052
  Owens & Minor, Inc. Holding Co.                           64,078     1,052
  EastGroup Properties, Inc. REIT                           41,248     1,052
  Acuity Brands, Inc.                                       77,508     1,049
* Electro Scientific Industries, Inc.                       52,413     1,048
  Glacier Bancorp, Inc.                                     44,471     1,048
  Avista Corp.                                              90,360     1,045
  Barnes Group, Inc.                                        51,263     1,043
* ProQuest Co.                                              53,212     1,043
* Argosy Gaming Co.                                         55,058     1,042
* Headwaters Inc.                                           67,038     1,040
* Axcelis Technologies, Inc.                               185,360     1,040
  NBT Bancorp, Inc.                                         60,854     1,039
  Provident Bankshares Corp.                                44,900     1,038
* CorVel Corp.                                              29,021     1,038
* Sotheby's Holdings Class A                               115,193     1,037
  Cato Corp. Class A                                        47,932     1,035
  Saul Centers, Inc. REIT                                   43,477     1,035
--------------------------------------------------------------------------------
                                                                      Market
                                                                      Value*
                                                            Shares     (000)
--------------------------------------------------------------------------------
  Quanex Corp.                                              30,839     1,033
  Holly Corp.                                               47,276     1,033
  First Charter Corp.                                       57,272     1,031
* El Paso Electric Co.                                      93,696     1,031
* CUNO Inc.                                                 31,095     1,030
  R.L.I. Corp.                                              36,902     1,030
* Actuant Corp.                                             22,044     1,024
* Christopher & Banks Corp.                                 49,323     1,023
* Maverick Tube Corp.                                       78,474     1,023
  Sterling Bancshares, Inc.                                 83,574     1,021
* Atlantic Coast
    Airlines Holdings Inc.                                  84,852     1,021
* Allmerica Financial Corp.                                101,033     1,020
* Startek, Inc.                                             36,941     1,020
* Teletech Holdings Inc.                                   140,397     1,019
* Odyssey Healthcare, Inc.                                  29,359     1,019
* ValueVision Media, Inc.                                   67,982     1,018
* VCA Antech, Inc.                                          67,800     1,017
  Kimball International, Inc. Class B                       71,290     1,016
* Chiquita Brands International, Inc.                       76,423     1,013
  Russell Corp.                                             60,504     1,013
  Sovran Self Storage, Inc. REIT                            35,688     1,012
* Group 1 Automotive, Inc.                                  42,357     1,011
* Six Flags, Inc.                                          176,902     1,010
* Bright Horizons Family
    Solutions, Inc.                                         35,918     1,010
  National Penn Bancshares Inc.                             38,036     1,010
  Independent Bank Corp. (MA)                               44,241     1,009
  Applied Industrial Technology, Inc.                       53,366     1,009
  Wintrust Financial Corp.                                  32,195     1,008
* Stewart Information Services Corp.                        47,104     1,008
* Aztar Corp.                                               70,538     1,007
  A. Schulman Inc.                                          54,100     1,007
* THQ Inc.                                                  75,859     1,005
* Triarc Cos., Inc. Class A                                 38,226     1,003
  Alabama National BanCorporation                           23,050     1,003
* American Medical
    Systems Holdings, Inc.                                  61,780     1,001
  Amcore Financial, Inc.                                    46,097     1,000
* CDI Corp.                                                 37,060     1,000
* Joy Global Inc.                                           88,779     1,000
  First Federal Capital Corp.                               51,735       999
* Hydrill Co.                                               42,374       999
* Terex Corp.                                               89,471       997
* Radio One, Inc.                                           68,143       996
  Greif Brothers Corp. Class A                              41,845       996
  Schweitzer-Mauduit
    International, Inc.                                     40,649       996
* Mentor Graphics Corp.                                    126,380       993
  Surewest Communications                                   26,626       990
  Independent Bank Corp. (MI)                               32,685       989
  Lawson Products, Inc.                                     31,897       988

--------------------------------------------------------------------------------
                                                                      Market
                                                                      Value*
                                                            Shares     (000)
--------------------------------------------------------------------------------
  Anthracite Capital Inc. REIT                              90,553       987
  Vital Signs, Inc.                                         33,015       986
  Regal-Beloit Corp.                                        47,626       986
* PolyMedica Corp.                                          31,947       985
* PRIMEDIA Inc.                                            478,190       985
  Tecumseh Products Co. Class A                             22,318       985
* Papa John's International, Inc.                           35,318       985
* Hutchinson Technology, Inc.                               47,499       983
  Inter-Tel, Inc.                                           46,994       983
  CARBO Ceramics Inc.                                       29,130       982
* Haemonetics Corp.                                         45,744       982
  Harbor Florida Bancshares, Inc.                           43,537       980
* Dollar Thrifty Automotive
    Group, Inc.                                             46,353       980
* Forrester Research, Inc.                                  62,878       979
* Nautica Enterprises, Inc.                                 87,930       977
* The Topps Co., Inc.                                      112,181       976
* Sinclair Broadcast Group, Inc.                            83,776       974
  United Community Banks, Inc.                              39,968       974
* Triumph Group, Inc.                                       30,452       973
  Empire District Electric Co.                              53,366       971
  Hudson River Bancorp. Inc.                                39,216       971
* Triad Guaranty, Inc.                                      26,330       971
* 1-800 CONTACTS, Inc.                                      35,122       968
* USI Holdings Corp.                                        82,400       968
  Oriental Financial Group Inc.                             39,374       968
* ICU Medical, Inc.                                         25,939       968
  UIL Holdings Corp.                                        27,740       967
  Anchor Bancorp Wisconsin Inc.                             46,580       967
  Impac Mortgage Holdings, Inc. REIT                        83,976       966
* IHOP Corp.                                                40,227       965
* Biosite Inc.                                              28,361       965
  The Standard Register Co.                                 53,577       964
* Hain Celestial Group, Inc.                                63,430       964
  Texas Industries, Inc.                                    39,644       963
* Teledyne Technologies, Inc.                               61,396       963
  FBL Financial Group, Inc. Class A                         49,395       962
  Hugoton Royalty Trust                                     74,941       961
  Franklin Electric, Inc.                                   19,952       958
* Trex Co., Inc.                                            27,056       955
* Coinstar, Inc.                                            42,151       955
  Omega Financial Corp.                                     26,613       954
  West Pharmaceutical
    Services, Inc.                                          39,096       954
* i2 Technologies, Inc.                                    828,621       953
  Churchill Downs, Inc.                                     24,947       953
* American Management
    Systems, Inc.                                           79,279       951
  BankAtlantic Bancorp, Inc.
    Class A                                                100,575       951
* MICROS Systems, Inc.                                      42,342       949
* FEI Co.                                                   62,074       949

--------------------------------------------------------------------------------
                                                                      Market
                                                                      Value*
                                                            Shares     (000)
--------------------------------------------------------------------------------
* CV Therapeutics, Inc.                                     52,079       949
  Chemed Corp.                                              26,807       948
  JDN Realty Corp. REIT                                     86,477       947
  Sterling Bancorp                                          35,973       947
  Lance, Inc.                                               79,748       944
* First Federal Financial Corp.                             32,571       943
* Esterline Technologies Corp.                              53,293       942
* Pre-Paid Legal Services, Inc.                             35,936       942
* CSK Auto Corp.                                            85,515       941
  The Trust Co. of New Jersey                               33,759       940
* SurModics, Inc.                                           32,695       938
* Rudolph Technologies, Inc.                                48,854       936
  Methode Electronics, Inc. Class A                         85,302       936
* Hollywood Casino Corp.                                    76,190       936
* National Beverage Corp.                                   61,136       935
* Offshore Logistics, Inc.                                  42,564       933
* Power Integrations, Inc.                                  54,831       932
  Dime Community Bancshares                                 48,622       931
* Ryan's Family Steak Houses, Inc.                          82,013       931
  Woodward Governor Co.                                     21,397       931
  Suffolk Bancorp                                           29,402       930
* United Defense Industries Inc.                            39,899       930
  New England Business Service, Inc.                        38,089       929
* VISX Inc.                                                 96,962       929
  Glenborough Realty Trust, Inc. REIT                       52,126       929
* Exar Corp.                                                74,889       929
* Sola International Inc.                                   71,423       929
* PETCO Animal Supplies, Inc.                               39,608       928
  Cubic Corp.                                               50,306       927
* Medical Staffing
    Network Holdings, Inc.                                  57,931       927
* Alexander's, Inc. REIT                                    14,351       926
  Westbanco Inc.                                            39,599       926
  Town & Country Trust REIT                                 43,765       924
  Summit Properties, Inc. REIT                              51,859       923
  Gold Banc Corp., Inc.                                     92,972       922
* eSPEED, Inc. Class A                                      54,412       922
  Walter Industries, Inc.                                   84,992       921
  Scope Industries                                          10,500       919
  Koger Equity, Inc. REIT                                   58,867       918
* Newport Corp.                                             72,970       917
  Novastar Financial, Inc. REIT                             29,517       916
* IDX Systems Corp.                                         53,757       916
* United Auto Group, Inc.                                   73,271       914
  USEC Inc.                                                151,766       914
  Community Trust Bancorp Inc.                              36,340       914
* Pacer International, Inc.                                 68,688       914
* Nortek Holdings, Inc.                                     19,950       913
  First Community Bancorp                                   27,700       912
* Corrections Corp. of America REIT                         53,121       911
* Resources Connection, Inc.                                39,141       908
* United Natural Foods, Inc.                                35,800       908

--------------------------------------------------------------------------------
                                                                      Market
EXTENDED MARKET                                                       Value*
INDEX FUND                                                  Shares     (000)
--------------------------------------------------------------------------------
* Moog Inc.                                                 29,223       907
* Monaco Coach Corp.                                        54,791       907
* Verint Systems Inc.                                       44,813       904
* Magnum Hunter Resources Inc.                             151,880       904
* Charming Shoppes, Inc.                                   216,163       904
* Integra LifeSciences Holdings                             51,120       902
* Province Healthcare Co.                                   92,689       902
* California Pizza Kitchen, Inc.                            35,783       902
* ESCO Technologies Inc.                                    24,368       902
* Checkpoint Systems, Inc.                                  87,084       900
  Lexington Corporate
    Properties Trust REIT                                   56,600       900
* Cyberonics, Inc.                                          48,899       900
  Royal Gold, Inc.                                          36,102       900
  Bank Mutual Corp.                                         38,887       899
* Continental Airlines, Inc. Class B                       124,038       899
  Frontier Financial Corp.                                  35,130       899
* Informatica Corp.                                        155,893       898
  Baldwin & Lyons, Inc. Class B                             38,123       898
  United National Bancorp                                   38,892       897
  Capstead Mortgage Corp. REIT                              36,326       896
* Albany Molecular Research, Inc.                           60,517       895
* Southwestern Energy Co.                                   78,074       894
* PSS World Medical, Inc.                                  130,548       893
* Quicksilver Resources, Inc.                               39,677       890
  Phillips-Van Heusen Corp.                                 76,919       889
  Valmont Industries, Inc.                                  45,819       889
* CCC Information Services Group                            50,064       889
  Universal Health Realty
    Income REIT                                             33,842       888
  Seacoast Financial Services Corp.                         44,389       888
* Ne.Bank, Inc.                                             91,669       887
  OceanFirst Financial Corp.                                39,478       886
  City Holding Co.                                          31,356       886
* Jones Lang Lasalle Inc.                                   57,397       883
* International Multifoods Corp.                            41,507       880
* Websense, Inc.                                            41,170       879
* Verity, Inc.                                              65,665       879
  The Laclede Group, Inc.                                   36,276       878
  Rock-Tenn Co.                                             64,978       876
  MGE Energy, Inc.                                          32,716       876
  Cash America International Inc.                           91,942       875
  Sanderson Farms, Inc.                                     41,826       875
* WMS Industries, Inc.                                      58,382       875
* CommScope, Inc.                                          110,254       871
  Skyline Corp.                                             29,500       870
* OmniVision Technologies, Inc.                             64,111       870
* The Gymboree Corp.                                        54,825       870
* Right Management
    Consultants, Inc.                                       65,587       869
* Urban Outfitters, Inc.                                    36,853       869
* Meritage Corp.                                            25,800       868

--------------------------------------------------------------------------------
                                                                      Market
                                                                      Value*
                                                            Shares     (000)
--------------------------------------------------------------------------------
* Cross Country, Inc.                                       62,174       867
  Deb Shops, Inc.                                           39,050       867
  Standex International Corp.                               36,379       867
* Insituform
    Technologies Inc. Class A                               50,824       867
  Community Bank System, Inc.                               27,604       865
  R & G Financial Corp. Class B                             37,206       865
* Inhale Therapeutic Systems                               106,765       863
* Trammell Crow Co.                                         95,841       863
* Hecla Mining Co.                                         170,418       862
* Palm, Inc.                                                54,899       862
  Commercial Metals Co.                                     53,044       862
  C & D Technologies, Inc.                                  48,723       861
  Equity One, Inc. REIT                                     64,472       861
* William Lyon Homes, Inc.                                  39,419       861
* J & J Snack Foods Corp.                                   24,096       860
* Triangle Pharmaceuticals, Inc.                           144,767       860
* Financial Federal Corp.                                   34,196       859
  Harleysville National Corp.                               32,151       859
  Commonwealth Bancorp                                      18,518       859
* Trimble Navigation Ltd.                                   68,741       859
* JAKKS Pacific, Inc.                                       63,692       858
* Advent Software, Inc.                                     62,804       856
* Central Garden and Pet Co.                                46,234       856
* Echelon Corp.                                             76,310       856
  Florida East Coast
    Industries, Inc. Class A                                36,872       856
  Irwin Financial Corp.                                     51,828       855
* Exelixis, Inc.                                           106,787       854
* First Republic Bank                                       42,722       854
* Griffon Corp.                                             62,664       854
* Allen Telecom Inc.                                        90,108       853
  WSFS Financial Corp.                                      25,817       851
* Global Industries Ltd.                                   204,029       851
  Zenith National Insurance Corp.                           36,156       850
* Handleman Co.                                             73,932       850
  CPB, Inc.                                                 30,960       850
  Sandy Spring Bancorp, Inc.                                26,976       850
  The Stride Rite Corp.                                    118,397       849
* Capital Corp. of the West                                 36,030       849
* Identix, Inc.                                            164,742       848
* WCI Communities, Inc.                                     82,921       846
  Integra Bank Corp.                                        47,455       846
* Photronics Inc.                                           61,661       845
  Boston Private Financial
    Holdings, Inc.                                          42,525       845
* InVision Technologies, Inc.                               32,037       844
* P.A.M. Transportation Services, Inc.                      33,466       844
* LendingTree, Inc.                                         65,485       843
  Redwood Trust, Inc. REIT                                  30,310       840
* Silgan Holdings, Inc.                                     34,001       839
  Williams Energy Partners L.P.                             25,835       838

--------------------------------------------------------------------------------
                                                                      Market
                                                                      Value*
                                                            Shares     (000)
--------------------------------------------------------------------------------
* Wynn Resorts Ltd.                                         63,900       838
* Antigenics, Inc.                                          81,767       837
* The Advisory Board Co.                                    28,000       837
  PMA Capital Corp. Class A                                 58,420       837
* RSA Security Inc.                                        139,623       836
* Liquidmetal Technologies                                  81,324       836
* Sonic Automotive, Inc.                                    56,164       835
  Blockbuster Inc. Class A                                  68,135       835
* Jo-Ann Stores, Inc. Class A                               36,300       834
  Hancock Fabrics, Inc.                                     54,669       834
* CoorsTek, Inc.                                            32,567       832
  Mid-America Apartment
    Communities, Inc. REIT                                  34,000       831
* Alloy, Inc.                                               75,871       831
* Vitesse Semiconductor Corp.                              379,800       830
* Elizabeth Arden, Inc.                                     56,040       829
* DSP Group Inc.                                            52,410       829
* Atrix Laboratories, Inc.                                  53,979       828
  Bedford Property
    Investors, Inc. REIT                                    32,200       827
* Progress Software Corp.                                   63,873       827
* Bombay Co.                                               165,362       827
* BankUnited Financial Corp.                                51,068       826
  Thomas Industries, Inc.                                   31,700       826
* Royal Appliance Manufacturing Co.                        113,500       825
  Pennsylvania REIT                                         31,707       824
* FileNET Corp.                                             67,506       824
  Interpool, Inc.                                           51,234       823
  First Financial Bankshares, Inc.                          21,621       822
* Salem Communications Corp.                                32,900       822
* eFunds Corp.                                              90,061       820
  Connecticut Bancshares, Inc.                              21,316       820
* Lone Star Technologies, Inc.                              55,034       819
* Remington Oil & Gas Corp.                                 49,900       819
  Simmons First National Corp.                              22,342       819
* Steak n Shake Co.                                         81,817       818
  Frontier Oil Corp.                                        47,483       818
  Wellman, Inc.                                             60,497       816
* The Nautilus Group, Inc.                                  61,059       816
  Riggs National Corp.                                      52,624       815
* Robert Mondavi Corp. Class A                              26,288       815
* Rayovac Corp.                                             60,928       812
  Brown Shoe Co., Inc.                                      34,047       811
* Thoratec Corp.                                           106,281       811
* Artisan Components, Inc.                                  52,546       811
  Seacoast Banking Corp. of Florida                         42,982       810
  Advanced Marketing Services                               55,048       809
  St. Francis Capital Corp.                                 34,540       809
* Citizens, Inc.                                           107,817       809
  Pulitzer, Inc.                                            17,983       808
  WD-40 Co.                                                 30,587       808
* Clean Harbors Inc.                                        52,068       808

--------------------------------------------------------------------------------
                                                                      Market
                                                                      Value*
                                                            Shares     (000)
--------------------------------------------------------------------------------
* Conexant Systems, Inc.                                   501,728       808
  Steelcase Inc.                                            73,693       808
  National Health Investors REIT                            50,221       808
  RPC Inc.                                                  69,588       807
* Imagistics International Inc.                             40,204       804
  F & M Bancorp                                             25,115       804
* webMethods, Inc.                                          97,643       803
  Granite State Bankshares, Inc.                            18,350       802
  Great Southern Bancorp, Inc.                              21,813       802
  ElkCorp                                                   46,324       801
* Labor Ready, Inc.                                        124,365       798
* Genlyte Group, Inc.                                       25,610       798
  S.Y. Bancorp, Inc.                                        21,489       797
* Agile Software Corp.                                     102,748       795
  Datascope Corp.                                           31,992       793
  Central Vermont Public
    Service Corp.                                           43,400       793
* Prima Energy Corp.                                        35,477       793
* TBC Corp.                                                 66,000       793
  CIRCOR International, Inc.                                49,839       792
* Atwood Oceanics, Inc.                                     26,312       792
* Adolor Corp.                                              57,619       791
  Arch Chemicals, Inc.                                      43,287       790
* Per-Se Technologies, Inc.                                 88,079       790
  Nu Skin Enterprises, Inc.                                 65,900       789
  Watts Industries Class A                                  50,114       789
* Impath, Inc.                                              39,985       789
  SJW Corp.                                                 10,100       788
* Tyler Technologies, Inc.                                 188,910       788
* Forward Air Corp.                                         40,565       787
* Regent Communications, Inc.                              132,857       785
* Vail Resorts Inc.                                         51,728       785
* Martha Stewart Living
    Omnimedia, Inc.                                         79,408       784
* Quantum Corp.                                            293,161       783
  Lindsay Manufacturing Co.                                 36,561       782
* Aeroflex, Inc.                                           113,379       782
* United Surgical
    Partners International, Inc.                            50,059       782
* Regeneration Technologies, Inc.                           77,146       781
* Hibbett Sporting Goods, Inc.                              32,596       780
* URS Corp.                                                 54,705       778
* Stage Stores, Inc.                                        36,966       778
  Lone Star Steakhouse &
    Saloon, Inc.                                            40,196       777
* aaiPharma Inc.                                            55,446       777
* Iomega Corp.                                              98,955       777
  Port Financial Corp.                                      17,400       776
* 4Kids Entertainment Inc.                                  35,134       776
  Penn Virginia Corp.                                       21,313       775
* Advanced Digital Information Corp.                       115,367       774
  Pope & Talbot, Inc.                                       54,274       774

--------------------------------------------------------------------------------
                                                                      Market
EXTENDED MARKET                                                       Value*
INDEX FUND                                                  Shares     (000)
--------------------------------------------------------------------------------
* Credit Acceptance Corp.                                  121,232       774
* PAREXEL International Corp.                               70,339       773
* AmSurg Corp.                                              37,794       772
  Ameron International Corp.                                13,999       772
  Aaron Rents, Inc. Class B                                 35,300       772
* Telik, Inc.                                               66,182       772
* DuPont Photomasks, Inc.                                   33,175       771
* Tanox, Inc.                                               85,152       771
* Molecular Devices Corp.                                   46,776       770
* Movie Gallery, Inc.                                       59,258       770
  PFF Bancorp, Inc.                                         24,600       769
* United Therapeutics Corp.                                 46,012       768
* Boca Resorts, Inc. Class A                                71,810       768
  M/I Schottenstein Homes, Inc.                             27,632       768
* Intertrust Technologies Corp.                            181,537       768
  Tremont Corp.                                             25,754       767
  Coachmen Industries, Inc.                                 48,478       766
* Scientific Games Corp.                                   105,230       764
* Connetics Corp.                                           63,526       764
* Tularik, Inc.                                            102,198       762
* Digital River, Inc.                                       63,746       762
* NCO Group, Inc.                                           47,612       759
  United Community Financial Corp.                          87,656       758
  Apogee Enterprises, Inc.                                  84,696       758
  Curtiss-Wright Corp.                                      11,878       758
  RFS Hotel Investors, Inc. REIT                            69,755       758
* Electronics Boutique Holdings Corp.                       47,892       757
* Duane Reade Inc.                                          44,497       756
  Vector Group Ltd.                                         65,041       756
* Genesco, Inc.                                             40,544       755
  RAIT Investment Trust REIT                                34,856       753
  LaSalle Hotel Properties REIT                             53,771       753
  MFA Mortgage
    Investments, Inc. REIT                                  89,528       752
  K-Swiss, Inc.                                             34,626       752
  Pennfed Financial Services, Inc.                          27,657       751
  EDO Corp.                                                 36,133       751
* Ionics, Inc.                                              32,908       750
* Sequa Corp. Class A                                       19,167       750
  CTS Corp.                                                 96,688       749
* II-VI, Inc.                                               46,578       748
  Getty Realty Holding Corp. REIT                           39,472       748
* Cell Genesys, Inc.                                        67,046       748
* Republic Bancshares, Inc.                                 37,960       746
* Gulfmark Offshore, Inc.                                   50,562       746
  World Fuel Services Corp.                                 36,373       746
* Mobile Mini, Inc.                                         47,579       746
  First Essex Bancorp, Inc.                                 22,288       744
* Advanced Energy Industries, Inc.                          58,481       744
* Armor Holdings, Inc.                                      53,967       743
  Innkeepers USA Trust REIT                                 96,904       742
* Kenneth Cole Productions, Inc.                            36,532       742

--------------------------------------------------------------------------------
                                                                      Market
                                                                      Value*
                                                            Shares     (000)
--------------------------------------------------------------------------------
  Libbey, Inc.                                              28,498       741
* Genesee & Wyoming Inc. Class A                            36,399       741
  Pioneer Standard Electronics Inc.                         80,661       740
* Arris Group Inc.                                         207,212       740
* Alkermes, Inc.                                           117,981       740
  Hooper Holmes, Inc.                                      120,345       739
  Kaman Corp. Class A                                       67,114       738
* Insurance Auto Auctions, Inc.                             44,490       738
* Kos Pharmaceuticals, Inc.                                 38,840       738
* Actel Corp.                                               45,390       736
* Pegasus Solutions Inc.                                    73,401       736
  Mine Safety Appliances Co.                                22,792       735
  Flushing Financial Corp.                                  44,871       735
  CFS Bancorp, Inc.                                         51,273       733
* Spherion Corp.                                           109,359       733
* Gart Sports Co.                                           37,813       732
* Photon Dynamics, Inc.                                     32,040       731
* Enzo Biochem, Inc.                                        52,140       730
* Escalade, Inc.                                            36,479       730
  First Place Financial Corp.                               43,835       729
* PICO Holdings, Inc.                                       54,236       728
* The Sports Authority, Inc.                               103,907       727
* Palm Harbor Homes, Inc.                                   41,575       726
* NYMAGIC, Inc.                                             37,300       725
* Ligand Pharmaceuticals Inc.
    Class B                                                134,929       725
* Avatar Holding, Inc.                                      31,499       724
* ITLA Capital Corp.                                        21,785       724
  Argonaut Group, Inc.                                      49,065       724
  Myers Industries, Inc.                                    67,574       723
* Horizon Organic Holding Corp.                             44,651       723
  Cascade Bancorp                                           52,277       722
* Continental Materials Corp.                               26,500       721
* Itron, Inc.                                               37,600       721
* Global Imaging Systems, Inc.                              39,152       720
* MemberWorks, Inc.                                         39,952       718
* CMGI Inc.                                                732,138       718
* Silicon Image, Inc.                                      119,651       718
* Swift Energy Co.                                          74,149       717
* PTEK Holdings, Inc.                                      162,892       717
* Cleveland-Cliffs Iron Co.                                 36,000       715
* Brooks-PRI Automation, Inc.                               62,165       712
* The Buckle, Inc.                                          39,549       712
* Western Wireless Corp. Class A                           134,130       711
  Florida East Coast
    Industries, Inc. Class B                                32,159       710
  Solutia, Inc.                                            195,433       709
* Herley Industries Inc.                                    40,732       709
* Silicon Storage Technology, Inc.                         175,425       709
  BSB Bancorp, Inc.                                         33,774       708
  Cornerstone Realty
    Income Trust, Inc. REIT                                 88,961       708

--------------------------------------------------------------------------------
                                                                      Market
                                                                      Value*
                                                            Shares     (000)
--------------------------------------------------------------------------------
* EPIQ Systems, Inc.                                        46,217       708
* Viasys Healthcare Inc.                                    47,523       708
* The Dress Barn, Inc.                                      53,158       707
  National Presto Industries, Inc.                          24,063       707
* W-H Energy Services, Inc.                                 48,436       707
* Boston Communications Group, Inc.                         55,595       707
* Zoran Corp.                                               50,217       707
* Insight Enterprises, Inc.                                 84,972       706
* Ulticom, Inc.                                             94,272       706
* Blue Rhino Corp.                                          40,553       705
  American Woodmark Corp.                                   14,833       705
* Longview Fibre Co.                                        97,444       705
  Fremont General Corp.                                    156,696       704
* The Boyds Collection, Ltd.                               105,740       703
* Kensey Nash Corp.                                         38,452       703
  Abington Bancorp Inc.                                     33,600       702
* Isle of Capri Casinos, Inc.                               52,957       701
  Washington Trust Bancorp, Inc.                            35,859       700
* IDT Corp. Class B                                         45,100       700
* Extreme Networks, Inc.                                   213,859       699
  Frisch's Restaurants, Inc.                                33,664       699
* CNET Networks, Inc.                                      257,653       698
* Aeropostale, Inc.                                         66,058       698
  Stewart & Stevenson Services, Inc.                        49,356       698
* The Middleby Corp.                                        65,800       697
  Sauer-Danfoss, Inc.                                       88,118       696
  Blair Corp.                                               29,846       696
* Bay View Capital Corp.                                   120,766       694
  First Mutual Bancshares, Inc.                             38,458       694
  Unizan Financial Corp.                                    35,100       693
  Cohu, Inc.                                                47,137       693
  Met-Pro Corp.                                             47,846       693
* Ameristar Casinos, Inc.                                   49,087       692
* Volt Information Sciences Inc.                            40,474       692
* Ocular Sciences, Inc.                                     44,581       692
* RailAmerica, Inc.                                         96,416       691
* General Maritime Corp.                                    92,698       691
* Guitar Center, Inc.                                       41,700       691
  Redwood Empire Bancorp                                    25,950       690
* LabOne, Inc.                                              38,950       690
* SafeNet, Inc.                                             27,184       689
* Interwoven, Inc.                                         264,974       689
* Learning Tree International, Inc.                         50,126       687
  Park Electrochemical Corp.                                35,765       687
* Prime Hospitality Corp.                                   84,207       686
* Casella Waste Systems, Inc.                               77,113       686
* Caraustar Industries, Inc.                                72,311       686
  Belden, Inc.                                              45,015       685
* Priceline.com Inc.                                       427,091       683
* Plexus Corp.                                              77,818       683
* Packeteer, Inc.                                           99,539       683
* Radiant Systems, Inc.                                     70,842       682

--------------------------------------------------------------------------------
                                                                      Market
                                                                      Value*
                                                            Shares     (000)
--------------------------------------------------------------------------------
* Symyx Technologies                                        54,111       681
  First Sentinel Bancorp Inc.                               47,215       679
* Littelfuse, Inc.                                          40,249       679
  GBC Bancorp                                               35,045       678
* Keynote Systems Inc.                                      87,838       678
  Financial Institutions, Inc.                              23,075       677
* Spanish Broadcasting System, Inc.                         93,834       676
* Ciber, Inc.                                              131,082       675
* Advanced Neuromodulation
    Systems, Inc.                                           19,225       675
* Isis Pharmaceuticals, Inc.                               102,302       674
* USG Corp.                                                 79,606       673
  Dimon Inc.                                               112,054       672
  UNITILI Corp.                                             27,100       672
* Tesoro Petroleum Corp.                                   148,618       672
* ShopKo Stores, Inc.                                       53,944       672
  Advanta Corp. Class A                                     74,699       671
* BHA Group Holdings Inc.                                   39,059       670
  Fisher Communications, Inc.                               12,700       670
* Consolidated Graphics, Inc.                               30,069       669
* BioMarin Pharmaceutical Inc.                              94,867       669
* WellChoice Inc.                                           27,900       668
* School Specialty, Inc.                                    33,344       666
* Collins & Aikman Corp.                                   149,572       666
  Oshkosh B' Gosh, Inc. Class A                             23,728       666
* Rainbow Technologies, Inc.                                92,704       665
* CompuCredit Corp.                                         93,963       664
  PolyOne Corp.                                            169,293       664
* Fleetwood Enterprises, Inc.                               84,507       663
* SPSS, Inc.                                                47,364       663
  Angelica Corp.                                            31,900       659
* Cellegy Pharmaceuticals, Inc.                            162,300       657
  Fleming Cos., Inc.                                       100,048       657
* Monolithic System Technology, Inc.                        54,382       657
* 3Tec Energy Corp.                                         46,261       656
  Central Bancorp, Inc.                                     21,800       656
* TransTechnology Corp.                                     62,600       656
  Bel Fuse, Inc. Class B                                    32,500       655
* Powerwave Technologies, Inc.                             120,824       652
* Zymogenetics, Inc.                                        65,825       652
* Veeco Instruments, Inc.                                   56,326       651
* Entrust, Inc.                                            193,533       650
  Chesapeake Corp. of Virginia                              36,426       650
  Bassett Furniture Industries, Inc.                        45,346       649
  California Water Service Group                            27,400       648
* America Service Group Inc.                                38,300       647
* General Communication, Inc.                               96,434       647
* Aftermarket Technology Corp.                              44,584       646
* American Healthways Inc.                                  36,899       646
* Myriad Genetics, Inc.                                     44,169       645
* Todd Shipyards Corp.                                      49,375       644
  Firstfed America Bancorp, Inc.                            25,922       644

--------------------------------------------------------------------------------
                                                                      Market
EXTENDED MARKET                                                       Value*
INDEX FUND                                                  Shares     (000)
--------------------------------------------------------------------------------
* Lifeline Systems, Inc.                                    28,696       644
  Pacific Northwest Bancorp                                 25,727       643
  Umpqua Holdings Corp.                                     35,235       643
  Ampco-Pittsburgh Corp.                                    52,865       643
* Remec, Inc.                                              165,498       642
* Openwave Systems Inc.                                    321,065       642
* Charter Communications, Inc.                             543,899       642
* Integral Systems, Inc.                                    31,999       642
* K2 Inc.                                                   68,252       642
* UTStarcom, Inc.                                           32,336       641
* TransMontaigne Inc.                                      138,072       641
* Rogers Corp.                                              28,789       641
  BostonFed Bancorp, Inc.                                   23,974       640
  Second Bancorp, Inc.                                      24,148       640
* EMS Technologies, Inc.                                    40,959       639
  TriCo Bancshares                                          25,931       638
  Oregon Trail Financial Corp.                              30,600       638
* Healthcare Services Group, Inc.                           48,893       638
* CIMA Labs Inc.                                            26,348       637
* bebe stores, inc.                                         47,494       636
* Sierra Health Services, Inc.                              52,889       635
  Action Performance Cos., Inc.                             33,383       634
* Chalone Wine Group Ltd.                                   76,898       634
  Coastal Bancorp, Inc.                                     19,570       633
  Southern Financial Bancorp, Inc.                          21,020       633
* Transkaryotic Therapies, Inc.                             63,865       632
  Bank of Granite Corp.                                     36,113       632
* Bone Care International, Inc.                             64,940       632
* Therasense, Inc.                                          75,648       632
* Serologicals Corp.                                        57,403       631
* Information Holdings Inc.                                 40,658       631
  Maine Public Service Co.                                  19,700       630
* Lexar Media, Inc.                                        100,479       630
  CNA Surety Corp.                                          80,197       630
  First Source Corp.                                        37,504       628
  SWS Group, Inc.                                           46,223       627
* Leapfrog Enterprises, Inc.                                24,900       626
* Kadant Inc.                                               41,662       625
* Exult Inc.                                               196,511       625
  GenCorp, Inc.                                             78,893       625
* Cerus Corp.                                               29,054       625
  CT Communications, Inc.                                   55,136       623
  Flexsteel Industry                                        37,200       622
* Wild Oats Markets Inc.                                    60,238       622
* S1 Corp.                                                 139,232       621
  BEI Technologies, Inc.                                    55,466       621
* Gabelli Asset Management Inc.                             20,643       620
* Benihana Inc. Class A                                     45,920       620
* GrafTech International Ltd.                              103,923       619
  Guaranty Federal Bancshares, Inc.                         39,700       619
* Mapics Inc.                                               89,000       619
* IXYS Corp.                                                87,586       618

--------------------------------------------------------------------------------
                                                                      Market
                                                                      Value*
                                                            Shares     (000)
--------------------------------------------------------------------------------
  Keithley Instruments Inc.                                 49,423       618
* Audiovox Corp.                                            59,737       618
  Pacific Crest Capital Inc.                                39,090       618
* Vicor Corp.                                               74,854       618
* TiVo Inc.                                                118,051       617
* Elite Information Group, Inc.                             66,600       616
  Merchants Bancshares, Inc.                                27,200       613
* Diversa Corp.                                             67,693       613
  HMN Financial, Inc.                                       36,400       613
* Columbia Banking System, Inc.                             48,522       612
* Sharper Image Corp.                                       35,059       611
* Navigant Consulting, Inc.                                103,476       611
  PVF Capital Corp.                                         48,586       610
* Mykrolis Corp.                                            83,425       609
  First Bell Bancorp, Inc.                                  28,600       608
* Horizon Offshore, Inc.                                   122,032       608
* Merit Medical Systems, Inc.                               30,492       607
* The Wet Seal, Inc. Class A                                56,440       607
* Spherix Inc.                                              80,700       605
* Stein Mart, Inc.                                          99,105       605
* ViaSat, Inc.                                              52,337       604
  Nature's Sunshine Inc.                                    62,074       603
* Wind River Systems Inc.                                  147,008       603
* Hawthorne Financial Corp.                                 21,092       602
* Newpark Resources, Inc.                                  138,366       602
* Bruker Daltonics, Inc.                                   123,758       601
  Craftmade International, Inc.                             39,009       601
* SonoSite, Inc.                                            45,911       600
  Correctional Properties Trust REIT                        27,600       599
* American Pharmaceuticals
    Partners, Inc.                                          33,600       598
  Bay State Bancorp, Inc.                                   23,000       598
* Concord Camera Corp.                                     109,864       597
  MutualFirst Financial Inc.                                30,174       596
  Boykin Lodging Co. REIT                                   63,900       596
* ImmunoGen, Inc.                                          192,032       595
  Spartan Motors, Inc.                                      52,283       595
* Nuevo Energy Co.                                          53,562       595
  Virco Manufacturing Corp.                                 58,263       594
  MCG Capital Corp.                                         55,300       594
* Standard Microsystem Corp.                                30,484       594
* Asbury Automotive Group, Inc.                             70,400       592
* MarineMax, Inc.                                           50,089       592
* Pegasystems Inc.                                         115,738       591
* Kindred Healthcare, Inc.                                  32,562       591
* Kyphon Inc.                                               69,194       591
  Prosperity Bancshares, Inc.                               31,100       591
* Intuitive Surgical, Inc.                                  95,779       590
* Inet Technologies, Inc.                                   96,564       589
  U.S.B. Holding Co., Inc.                                  33,238       588
* Gundle/SLT Environmental, Inc.                            66,500       588
  Aquila, Inc.                                             331,978       588

32
--------------------------------------------------------------------------------
                                                                      Market
                                                                      Value*
                                                            Shares     (000)
--------------------------------------------------------------------------------
  Badger Meter, Inc.                                        18,300       587
  Aceto Corp.                                               36,747       587
  SureBeam Corp.                                           144,941       586
* Concurrent Computer Corp.                                203,089       585
  Yardville National Bancorp                                33,785       582
* OneSource Information
    Services, Inc.                                          75,600       582
* The Great Atlantic &
    Pacific Tea Co., Inc.                                   71,985       580
  JLG Industries, Inc.                                      76,813       578
* SPS Technologies, Inc.                                    24,332       578
* Computer Network
    Technology Corp.                                        81,144       576
* Charles River Associates Inc.                             40,660       576
* Goody's Family Clothing                                  129,663       576
  Oneida Ltd.                                               52,108       575
* RehabCare Group, Inc.                                     30,104       574
* IMCO Recycling, Inc.                                      70,560       574
  TF Financial Corp.                                        23,212       574
  Peoples Holding Co.                                       14,065       573
  Warren Bancorp, Inc.                                      36,303       572
* Central European
    Distribution Corp.                                      30,900       572
* Orbital Sciences Corp.                                   135,286       571
  Penford Corp.                                             40,506       571
  Progress Financial Corp.                                  49,188       571
* Cepheid, Inc.                                            111,677       569
* ILEX Oncology, Inc.                                       80,589       569
  Associated Estates
    Realty Corp. REIT                                       84,106       568
* Dril-Quip, Inc.                                           33,575       567
  Heritage Financial Corp.                                  31,800       566
* Coldwater Creek Inc.                                      29,437       565
  Calgon Carbon Corp.                                      114,157       564
* Wabash National Corp.                                     67,262       564
* SangStat Medical Corp.                                    49,794       563
  Mission West
    Properties Inc. REIT                                    56,740       562
* Medarex, Inc.                                            141,996       561
  United Fire & Casualty Co.                                16,752       560
* ChipPAC, Inc.                                            157,565       559
* Department 56 Inc.                                        43,321       559
* Navigant International, Inc.                              45,286       558
* Vignette Corp.                                           454,951       558
* LTX Corp.                                                 92,428       557
* M&F Worldwide Corp.                                      103,160       557
* Beverly Enterprises, Inc.                                194,464       554
* Orthologic Corp.                                         153,524       554
* Ace Cash Express, Inc.                                    60,350       553
  MeriStar Hospitality Corp. REIT                           83,789       553
* Systems & Computer
    Technology Corp.                                        64,264       553

--------------------------------------------------------------------------------
                                                                      Market
                                                                      Value*
                                                            Shares     (000)
--------------------------------------------------------------------------------
* PriceSmart, Inc.                                          23,759       552
* InterCept, Inc.                                           32,598       552
* US Physical Therapy, Inc.                                 49,498       552
* Central Coast Bancorp                                     27,880       551
* PDI, Inc.                                                 51,021       551
  Greater Delaware Valley
    Savings Bank                                            23,452       550
* American Dental Partners, Inc.                            62,700       549
* Tower Automotive, Inc.                                   121,994       549
  Landmark Bancorp Inc.                                     23,152       549
  Bowne & Co., Inc.                                         45,880       548
* Astec Industries, Inc.                                    55,058       547
* NS Group Inc.                                             83,700       546
* Enterasys Networks, Inc.                                 348,723       544
  Marine Products Corp.                                     55,212       544
* SOURCECORP, Inc.                                          29,205       543
  Helix Technology Corp.                                    48,393       542
* The Sportsman's Guide Inc.                                77,400       542
  Presidential Life Corp.                                   54,492       541
* BioSphere Medical Inc.                                    82,100       541
* Sonus Networks, Inc.                                     541,012       541
* Hanger Orthopedic Group, Inc.                             41,045       540
* BioLase Technology, Inc.                                  98,100       539
* Nashua Corp.                                              61,300       538
* KFX, Inc.                                                207,750       538
* Infinity, Inc.                                            65,100       538
* XOMA Ltd.                                                127,119       538
  California Independent Bancorp                            22,018       538
* Talk America Holdings, Inc.                               95,945       537
* Florida Banks, Inc.                                       61,400       537
* Aviall Inc.                                               66,738       537
* Capital Crossing Bank                                     20,729       536
* Incyte Genomics, Inc.                                    117,412       535
* Kulicke & Soffa Industries, Inc.                          93,483       535
* Ambassadors International, Inc.                           59,470       535
* ESS Technology, Inc.                                      84,870       534
  First of Long Island Corp.                                14,625       534
  Klamath First Bancorp                                     33,208       533
* Insignia Financial Group, Inc.                            73,547       533
* Tollgrade Communications, Inc.                            45,449       533
* Clayton Williams Energy, Inc.                             43,900       533
* Integrated Defense Technology, Inc.                       36,743       533
* Tweeter Home
    Entertainment Group, Inc.                               92,073       532
  MOCON, Inc.                                               75,062       532
* World Acceptance Corp.                                    69,908       532
* Cell Therapeutics, Inc.                                   73,110       532
* Pericom Semiconductor Corp.                               63,921       531
* UNOVA, Inc.                                               88,467       531
* Wesco International, Inc.                                 96,668       531
* Hector Communications Corp.                               41,950       531
* NeoPharm, Inc.                                            52,310       530

--------------------------------------------------------------------------------
                                                                      Market
EXTENDED MARKET                                                       Value*
INDEX FUND                                                  Shares     (000)
--------------------------------------------------------------------------------
* The Children's Place
    Retail Stores, Inc.                                     49,800       530
* Heidrick & Struggles
    International, Inc.                                     36,109       530
* Veritas DGC Inc.                                          66,490       525
* AirTran Holdings, Inc.                                   134,631       525
* Allied Healthcare International Inc.                     119,445       524
* PC-Tel, Inc.                                              77,300       524
* Centene Corp.                                             15,600       524
* Plains Resources Inc.                                     44,111       523
* Dendrite International, Inc.                              69,967       523
* Asyst Technologies, Inc.                                  70,949       521
* E.piphany Inc.                                           124,658       520
* Local Financial Corp.                                     35,372       518
* AstroPower, Inc.                                          64,829       518
* Unifi, Inc.                                               98,594       518
  Watsco, Inc.                                              31,600       518
* CardioDynamics
    International Corp.                                    168,171       516
* Digital Insight Corp.                                     59,358       516
  LSB Bancshares, Inc.                                      31,836       516
* Galyan's Trading Co.                                      51,502       515
  Carpenter Technology Corp.                                41,366       515
* Waste Industries USA, Inc.                                70,950       514
* Datastream Systems, Inc.                                  80,264       514
  CPI Corp.                                                 35,307       512
* MatrixOne, Inc.                                          118,910       511
* Magma Design Automation, Inc.                             53,363       511
* Ambassadors Group, Inc.                                   39,370       509
* Kopin Corp.                                              129,630       508
* Drexler Technology Corp.                                  40,160       506
* Intrado Inc.                                              50,957       506
* Micromuse Inc.                                           132,248       505
* Korn/Ferry International                                  67,533       505
* Frontier Airlines, Inc.                                   74,149       501
* Charlotte Russe Holding Inc.                              47,236       501
* New Focus, Inc.                                          130,475       501
* Hoover's, Inc.                                            70,600       501
  Tecumseh Products Co. Class B                             11,900       500
  North Valley Bancorp                                      27,700       499
* Mediware Information
    Systems, Inc.                                           60,900       499
* Century Business Services, Inc.                          188,421       499
  American Home
    Mortgage Holdings, Inc.                                 45,350       499
* ProBusiness Services, Inc.                                49,839       498
* Mesaba Holdings, Inc.                                     81,000       496
* J. Jill Group, Inc.                                       35,412       495
* Neoforma, Inc.                                            41,381       495
* Interpore International                                   77,240       494
* Peet's Coffee & Tea Inc.                                  34,962       494
* Osteotech, Inc.                                           76,450       492

--------------------------------------------------------------------------------
                                                                      Market
                                                                      Value*
                                                            Shares     (000)
--------------------------------------------------------------------------------
* Beasley Broadcast Group, Inc.                             41,130       492
* Stratex Networks, Inc.                                   222,255       491
* SBS Technologies, Inc.                                    53,620       491
* FreeMarkets, Inc.                                         76,123       490
* Corixa Corp.                                              76,706       490
* Presstek, Inc.                                           106,290       490
* Concord Communications, Inc.                              54,446       489
* The TriZetto Group, Inc.                                  79,653       489
* JDA Software Group, Inc.                                  50,558       488
* ValueClick, Inc.                                         174,859       488
  NACCO Industries, Inc. Class A                            11,119       487
* Guess ?, Inc.                                            116,055       486
* InfoSpace, Inc.                                           57,332       484
* Specialty Laboratories, Inc.                              50,075       484
* Pemstar Inc.                                             213,452       482
* Young Broadcasting Inc.                                   36,610       482
  Green Mountain Power Corp.                                22,955       481
* Universal Display Corp.                                   61,000       481
* Neose Technologies, Inc.                                  54,016       479
* LoJack Corp.                                              96,800       478
* SeeBeyond Technology Corp.                               196,767       478
* Vans, Inc.                                                84,144       478
  Newmil Bancorp, Inc.                                      23,900       477
* Pharmacopeia, Inc.                                        53,450       477
* MRO Software Inc.                                         39,216       476
* First Consulting Group, Inc.                              82,681       476
* F5 Networks, Inc.                                         44,314       476
* First Horizon Pharmaceutical Corp.                        63,599       476
* Zoll Medical Corp.                                        13,257       473
* Wireless Facilities, Inc.                                 78,631       473
* Nastech Pharmaceutical Co., Inc.                          55,170       472
* Impax Laboratories, Inc.                                 117,471       471
  Curtiss-Wright Corp. Class B                               7,558       471
* NetRatings, Inc.                                          65,339       470
* A.T. Cross Co. Class A                                    87,902       470
* Dave & Busters, Inc.                                      54,269       469
* FuelCell Energy, Inc.                                     71,639       469
* Cray Inc.                                                 61,100       469
* Chattem, Inc.                                             22,800       469
* Digene Corp.                                              40,875       468
  Summit Bancshares, Inc.                                   24,020       468
* Water Pik Technologies, Inc.                              63,700       468
* Orphan Medical, Inc.                                      53,200       468
* Cable Design Technologies Corp.                           79,128       467
* Alliance Imaging, Inc.                                    87,781       465
* VitalWorks Inc.                                          120,784       465
* QAD Inc.                                                 136,300       465
* LifeCell Corp.                                           154,200       464
* Metro One
    Telecommunications, Inc.                                71,912       464
* Possis Medical Inc.                                       25,678       462
* Rentrak Corp.                                             85,600       461

--------------------------------------------------------------------------------
                                                                      Market
                                                                      Value*
                                                            Shares     (000)
--------------------------------------------------------------------------------
* Integrated Electrical Services, Inc.                     119,729       461
* Symmetricom Inc.                                         109,055       460
* Zomax Inc.                                               108,194       460
* Universal Electronics, Inc.                               47,125       459
  L. S. Starrett Co. Class A                                27,600       458
* WatchGuard Technologies, Inc.                             71,793       458
* Restoration Hardware, Inc.                                91,387       458
* ON Semiconductor Corp.                                   333,911       457
* UnitedGlobalCom Inc. Class A                             190,599       457
* Riverstone Networks, Inc.                                215,664       457
  United Mobile Homes, Inc. REIT                            33,700       456
* Akamai Technologies, Inc.                                263,088       455
* Intermagnetics General Corp.                              23,162       455
* Guilford Pharmaceuticals, Inc.                           114,056       454
  Interface, Inc.                                          147,856       454
* Maxygen Inc.                                              59,528       454
  Crawford & Co. Class B                                    90,676       453
* InFocus Corp.                                             73,493       453
* Hexcel Corp.                                             150,788       452
* Vivus, Inc.                                              121,225       452
  Parkvale Financial Corp.                                  19,610       452
* Omega Healthcare
    Investors, Inc. REIT                                   120,838       452
* Graphic Packaging
    International Corp.                                     80,092       452
  Pilgrim's Pride Corp.                                     55,024       451
* Anaren, Inc.                                              51,104       450
  Ohio Valley Banc Corp.                                    21,725       450
* Metrologic Instruments, Inc.                              58,400       450
* XM Satellite Radio Holdings, Inc.                        166,875       449
* Corvis Corp.                                             632,011       449
* Fairchild Corp.                                           90,300       448
  Penn Engineering &
    Manufacturing Corp.                                     41,988       447
* Alexion Pharmaceuticals, Inc.                             31,614       446
* Garden Fresh Restaurant Corp.                             44,600       446
* Foodarama Supermarkets, Inc.                              15,500       446
* Syncor International Corp.                                16,064       445
  Knape & Vogt Manufacturing Co.                            41,768       445
* Cirrus Logic                                             154,411       445
* BWC Financial Corp.                                       25,422       445
* Closure Medical Corp.                                     42,367       444
* CKE Restaurants Inc.                                     103,205       444
* Netscreen Technologies, Inc.                              26,300       443
* 1-800-FLOWERS.COM, Inc.                                   70,779       442
* MSC.Software Corp.                                        57,264       442
* Modtech Holdings, Inc.                                    45,569       442
* Applica Inc.                                              88,394       442
  HEICO Corp.                                               41,356       439
* Bally Total Fitness Holding Corp.                         61,812       438
* PetroQuest Energy, Inc.                                  105,600       438
* Lexicon Genetics Inc.                                     92,615       438


--------------------------------------------------------------------------------
                                                                      Market
                                                                      Value*
                                                            Shares     (000)
--------------------------------------------------------------------------------
* PC Connection, Inc.                                       86,298       438
  Universal Forest Products, Inc.                           20,500       437
* Centennial Communications
    Corp. Class A                                          167,445       437
  American Land Lease, Inc. REIT                            31,014       437
  HEICO Corp. Class A                                       52,526       434
* Quanta Services, Inc.                                    123,833       433
* E-Z-EM, Inc.                                              49,700       432
* APAC Teleservices, Inc.                                  184,584       432
* MTR Gaming Group Inc.                                     54,137       431
* Eclipsys Corp.                                            80,520       431
* Skechers U.S.A., Inc.                                     50,702       430
* Plains Exploration &
    Production Company                                      44,111       430
  Dover Downs Gaming &
    Entertainment, Inc.                                     47,292       430
* General Binding Corp.                                     50,623       429
* Kendle International Inc.                                 48,737       429
* A.S.V., Inc.                                              54,600       429
* Acmat Corp. Class A                                       45,600       428
* Matrix Bancorp, Inc.                                      45,200       428
* Stillwater Mining Co.                                     79,884       427
  AAR Corp.                                                 82,976       427
* Penwest Pharmaceuticals Co.                               40,309       427
* OraSure Technologies, Inc.                                78,016       425
* Ultratech Stepper, Inc.                                   43,179       425
* SonicWALL, Inc.                                          116,878       424
  Intermet Corp.                                           100,963       424
* Immunomedics Inc.                                         91,722       424
  The Marcus Corp.                                          29,800       423
* Bluegreen Corp.                                          120,440       423
* Pixelworks, Inc.                                          72,841       422
* Rimage Corp.                                              52,000       422
  IBERIABANK Corp.                                          10,477       421
* Candela Corp.                                             69,900       420
  MGP Ingredients, Inc.                                     53,766       419
* Theragenics Corp.                                        103,986       419
* Triton PCS, Inc.                                         106,453       418
  D&K Healthcare Resources, Inc.                            40,821       418
* Young Innovations, Inc.                                   17,931       417
  Gentiva Health Services, Inc.                             47,346       417
* Inspire Pharmaceuticals, Inc.                             44,643       417
* Rainbow Rentals, Inc.                                     80,000       416
* World Wrestling Entertainment, Inc.                       51,607       415
  Communications Systems, Inc.                              52,100       415
* Blount International, Inc.                               108,874       415
* CuraGen Corp.                                             88,953       414
* Cubist Pharmaceuticals, Inc.                              49,982       411
* Salton, Inc.                                              42,735       411
  BNP Residential
    Properties, Inc. REIT                                   40,500       411
* Ixia                                                     112,210       410

--------------------------------------------------------------------------------
                                                                      Market
EXTENED MARKET                                                        Value*
INDEX FUND                                                  Shares     (000)
--------------------------------------------------------------------------------
* Party City Corp.                                          34,079       409
* Silicon Graphics, Inc.                                   361,526       409
* On Assignment, Inc.                                       47,865       408
* NATCO Group Inc.                                          64,932       408
* Nu Horizons Electronics Corp.                             70,223       406
* Input/Output, Inc.                                        95,451       406
* Columbia Laboratories Inc.                               120,616       405
* Friendly Ice Cream Corp.                                  70,400       405
* Artesyn Technologies, Inc.                               105,241       404
* Rocky Shoes & Boots, Inc.                                 76,900       403
* First Banks America, Inc.                                  9,900       401
  Big Foot Financial Corp.                                  19,000       401
* Inktomi Corp.                                            250,151       400
* U.S. Industries, Inc.                                    152,004       400
* Novoste Corp.                                             55,310       399
* Docucorp International, Inc.                              60,264       399
* Plug Power, Inc.                                          88,739       398
* Natus Medical Inc.                                        99,500       397
* Mesa Air Group Inc.                                       97,477       397
  American States Water Co.                                 17,056       395
  Sanders Morris Harris Group Inc.                          45,155       395
* North American Scientific, Inc.                           43,770       393
* Vastera, Inc.                                             69,545       393
* ArthroCare Corp.                                          39,892       393
* Multimedia Games Inc.                                     14,300       393
* Criimi Mae, Inc. REIT                                     38,435       392
* DVI, Inc.                                                 51,644       390
  Timberline Software Corp.                                 65,933       388
* Evans & Sutherland Computer Corp.                         61,997       387
* MGI Pharma, Inc.                                          53,443       387
* TransPro Inc.                                             69,110       387
* Bell Microproducts Inc.                                   69,853       387
* Cohesion Technologies, Inc.                              100,803       386
* Viisage Technology, Inc.                                  86,620       385
* Inrange Technologies Corp.                               163,377       384
* Steven Madden, Ltd.                                       21,150       382
* FPIC Insurance Group, Inc.                                55,200       381
* Wiser Oil Co.                                            110,700       381
* Numerical Technologies, Inc.                             109,996       381
* Jarden Corp.                                              15,800       377
* FSI International, Inc.                                   83,722       377
* Playboy Enterprises, Inc. Class B                         37,082       376
  First Oak Brook Bancshares, Inc.                          11,946       375
* Nobility Homes, Inc.                                      42,100       375
* GameStop Corp.                                            38,212       374
* Oregon Steel Mills, Inc.                                  93,070       374
  Vesta Insurance Group, Inc.                              136,002       374
* Gaiam, Inc.                                               36,000       373
  Bairnco Corp.                                             71,600       372
* O'Charley's Inc.                                          18,080       371
* Dynamics Research Corp.                                   26,463       371
* Noven Pharmaceuticals, Inc.                               40,093       370
--------------------------------------------------------------------------------
                                                                      Market
                                                                      Value*
                                                            Shares     (000)
--------------------------------------------------------------------------------
* Parker Drilling Co.                                      166,233       369
* LookSmart, Ltd.                                          148,639       369
* Huttig Building Products, Inc.                           129,226       368
  Milacron Inc.                                             61,897       368
* Universal American Financial Corp.                        63,178       368
* Buckeye Technology, Inc.                                  59,341       365
  Urstadt Biddle Properties REIT                            28,700       363
  Cavalry Bancorp, Inc.                                     27,200       362
* Trans World Entertainment Corp.                           99,791       362
* Magnatek, Inc.                                            81,390       361
* Worldwide Restaurant
    Concepts Inc.                                          136,050       361
  OM Group, Inc.                                            52,266       360
* Shuffle Master, Inc.                                      18,800       359
* Secure Computing Corp.                                    55,919       358
  Kansas City Life Insurance Co.                             9,433       358
  AMLI Residential
    Properties Trust REIT                                   16,800       358
* Steinway Musical Instruments Inc.                         21,842       355
* The Pantry, Inc.                                          88,600       355
* Somera Communications, Inc.                              131,534       355
* Medical Action Industries Inc.                            32,729       355
* Repligen Corp.                                           116,700       355
* Glacier Water Services, Inc.                              24,400       354
* BE Aerospace, Inc.                                        97,104       353
* Sterling Financial Corp. (Spokane)                        18,780       353
* Trico Marine Services, Inc.                              106,055       353
* Insignia Systems, Inc.                                    33,700       353
* Advanced Magnetics, Inc.                                  84,000       353
* Millennium Cell Inc.                                     147,493       353
* RadiSys Corp.                                             44,122       352
* iManage, Inc.                                            109,800       351
* Network Equipment
    Technologies, Inc.                                      89,347       350
* ScanSource, Inc.                                           7,100       350
* Enesco Group, Inc.                                        49,400       350
* Arena Pharmaceuticals, Inc.                               53,723       350
* Stamps.com Inc.                                           74,522       348
  Boston Acoustics, Inc.                                    29,000       348
* MicroStrategy Inc.                                        23,026       348
* NYFIX, Inc.                                               77,232       348
* Research Frontiers, Inc.                                  41,616       347
  Merchants Group, Inc.                                     15,700       345
* ePlus Inc.                                                48,900       345
  General Cable Corp.                                       90,612       344
* ScanSoft, Inc.                                            66,000       343
  Liberty Homes, Inc. Class A                               84,900       343
* Microsemi Corp.                                           56,201       342
* Aether Systems, Inc.                                      90,800       341
* Finisar Corp.                                            358,460       341
* Lydall, Inc.                                              29,902       339
* AtheroGenics, Inc.                                        45,766       339

36

--------------------------------------------------------------------------------
                                                                      Market
                                                                      Value*
                                                            Shares     (000)
--------------------------------------------------------------------------------
* Marvel Enterprises Inc.                                   37,600       338
  Parkway Properties Inc. REIT                               9,600       337
  Dover Motorsports, Inc.                                   72,313       336
* Rent-Way, Inc.                                            95,854       335
* Energy Conversion Devices, Inc.                           34,188       335
* Midway Games Inc.                                         80,145       334
* Maxxam Inc.                                               35,800       333
* Q-Med, Inc.                                               53,100       332
* Revlon, Inc. Class A                                     108,600       332
  Arctic Cat, Inc.                                          20,700       331
* Gerber Scientific, Inc.                                   81,544       331
* Lightbridge, Inc.                                         53,761       331
* Digitas Inc.                                              95,551       331
* Ocwen Financial Corp.                                    117,896       330
  Mid-State Bancshares                                      20,088       330
  Community Capital Corp.                                   23,210       330
* Verisity Ltd.                                             17,245       329
* Team, Inc.                                                42,300       328
* Oak Technology, Inc.                                     123,591       328
* ADE Corp.                                                 54,844       327
* Sykes Enterprises, Inc.                                   99,781       327
* A.M. Castle & Co.                                         71,778       327
* C-COR Electronics, Inc.                                   97,726       324
* QRS Corp.                                                 49,145       324
* Trident Microsystems, Inc.                                87,600       324
* Callon Petroleum Co.                                      96,700       324
* Progenics Pharmaceuticals, Inc.                           48,609       324
* Image Entertainment, Inc.                                130,500       324
* Harvard Bioscience, Inc.                                  98,128       324
* Captaris Inc.                                            134,100       322
* MSCi, Inc.                                                67,504       321
* Raindance Communications, Inc.                            99,225       320
  Cascade Natural Gas Corp.                                 16,000       320
* U.S. Energy Corp.                                        103,770       320
* A.C. Moore Arts & Crafts, Inc.                            25,114       319
  Psychemedics Corp.                                        34,114       318
* Expedia Inc.
    Warrants Exp. 2/4/2009                                   8,879       318
* MedAmicus, Inc.                                           37,600       318
* Bio-Technology General Corp.                              98,868       316
* Planar Systems, Inc.                                      15,317       316
  The First Years Inc.                                      31,400       316
* Cysive, Inc.                                             116,800       315
  First Bancorp North Carolina                              13,411       315
  Main Street Banks, Inc.                                   16,365       314
* Protection One, Inc.                                     157,082       314
* TriPath Imaging, Inc.                                    117,150       314
* MTC Technologies, Inc.                                    12,400       314
* Crown Media Holdings, Inc.                               138,792       314
* Aspect Communications Corp.                              110,245       313
  Midwest Banc Holdings, Inc.                               16,500       313
* Gene Logic Inc.                                           49,649       312

--------------------------------------------------------------------------------
                                                                      Market
                                                                      Value*
                                                            Shares     (000)
--------------------------------------------------------------------------------
* Embrex, Inc.                                              27,949       311
* Transaction Systems
    Architects, Inc.                                        47,763       310
* CoStar Group, Inc.                                        16,784       310
  Kramont Realty Trust REIT                                 21,106       309
* Republic First Bancorp, Inc.                              47,430       308
* Integrated Silicon Solution, Inc.                         70,357       307
* Kforce Inc.                                               72,403       306
* PracticeWorks Inc.                                        38,524       304
* Microtune, Inc.                                           97,194       304
* DJ Orthopedics Inc.                                       80,700       303
  Anworth Mortgage
    Asset Corp. REIT                                        24,100       303
* Strategic Distribution, Inc.                              23,830       303
  Vulcan International Corp.                                 8,600       302
  McMoRan Exploration Co.                                   59,190       302
* PLX Technology, Inc.                                      77,192       302
  Banner Corp.                                              15,999       302
  Mystic Financial, Inc.                                    16,400       302
* Biopure Corp.                                             81,033       301
* Manugistics Group, Inc.                                  125,364       301
* Champion Enterprises, Inc.                               105,483       301
  CCBT Financial Cos. Inc.                                  11,700       300
* Interlink Electronics Inc.                                77,350       300
  Metris Cos., Inc.                                        121,179       299
* COMARCO, Inc.                                             34,550       299
* Safeguard Scientifics, Inc.                              219,304       298
* Clarus Corp.                                              53,000       298
* BayCorp Holdings, Ltd.                                    20,200       298
* ATP Oil & Gas Corp.                                       73,131       298
  Gray Television, Inc.                                     30,500       297
* MarketWatch.com, Inc.                                     60,800       297
* RMH Teleservices, Inc.                                    28,229       296
  Entertainment Properties
    Trust REIT                                              12,600       296
* ResortQuest International, Inc.                           78,600       296
* Greka Energy Corp.                                        74,935       296
* Res-Care, Inc.                                            81,534       296
* Transmeta Corp.                                          252,835       296
* Ebenx Inc.                                                62,040       295
* PRAECIS Pharmaceuticals Inc.                              90,746       295
* Administaff, Inc.                                         49,057       294
* Belmont Bancorp                                           64,640       294
* Zix Corp.                                                 66,650       294
  Midland Co.                                               15,400       293
* Alliance Semiconductor Corp.                              74,151       291
* Virage Logic Corp.                                        29,040       291
  Medallion Financial Corp.                                 74,600       291
  Acadia Realty Trust REIT                                  39,200       291
* Indevus Pharmaceuticals, Inc.                            135,973       291
* Pathmark Stores, Inc.                                     57,278       290
  PMC Capital, Inc.                                         68,800       290

--------------------------------------------------------------------------------
                                                                      Market
EXTENDED MARKET                                                       Value*
INDEX FUND                                                 Shares     (000)
--------------------------------------------------------------------------------
* Embarcadero Technologies, Inc.                            48,488       289
* AMC Entertainment, Inc.                                   32,700       289
* Switchboard Inc.                                          96,707       289
  Donegal Group Inc.                                        25,700       289
* Harmonic, Inc.                                           125,624       289
* ANSYS, Inc.                                               14,300       289
* Matria Healthcare, Inc.                                   33,204       289
* Ciphergen Biosystems, Inc.                                83,634       289
* National Golf Properties, Inc. REIT                       24,483       288
* Manufacturers' Services Ltd.                              51,847       287
* Gadzooks, Inc.                                            61,100       287
* Brush Engineered Materials Inc.                           51,990       286
* Home Products International Inc.                          63,520       286
* Technical Olympic USA, Inc.                               19,300       286
  Apex Mortgage Capital, Inc. REIT                          43,684       286
* Luminex Corp.                                             69,026       284
* Ribapharm Inc.                                            43,200       283
* Willis Lease Finance Corp.                                56,000       283
* W.R. Grace & Co.                                         144,239       283
* Inforte Corp.                                             36,457       283
* SCS Transportation, Inc.                                  28,389       281
* Illumina, Inc.                                            82,545       278
* Sipex Corp.                                               74,815       277
  Golden Enterprises Inc.                                   75,900       276
* Gartner, Inc. Class B                                     29,227       276
  MFB Corp.                                                 12,000       274
* Proton Energy Systems, Inc.                               91,108       273
* MRV Communications Inc.                                  254,781       273
* Liberate Technologies, Inc.                              190,415       272
* PC Mall, Inc.                                             78,915       272
* Midwest Express Holdings, Inc.                            50,837       272
* UQM Technologies, Inc.                                   107,500       272
* Commonwealth Telephone
    Enterprises Class B                                      7,400       272
* Loral Space & Communications                             630,679       271
* Value City Department Stores, Inc.                       148,004       271
  Northwestern Corp.                                        53,268       271
* Saxon Capital Inc.                                        21,627       271
* Dick's Sporting Goods, Inc.                               14,000       269
* Comfort Systems USA, Inc.                                 79,965       268
* Park-Ohio Holdings Corp.                                  64,009       266
* Caliper Technologies Corp.                                88,613       266
* TechTeam Global, Inc.                                     35,700       265
* Sonic Innovations, Inc.                                   69,335       264
* SITEL Corp.                                              219,873       264
* SeaChange International, Inc.                             42,834       263
* OPNET Technologies, Inc.                                  32,570       263
* Micronetics Inc.                                          80,900       263
* Biosource International Inc.                              43,900       263
* SRA International, Inc.                                    9,696       263
* Digi International, Inc.                                  90,153       262
* Abaxis, Inc.                                              65,800       261


--------------------------------------------------------------------------------
                                                                      Market
                                                                      Value*
                                                            Shares     (000)
--------------------------------------------------------------------------------
* FalconStor Software, Inc.                                 66,870       259
* Source Interlink Companies, Inc.                          61,300       259
* Mattson Technology, Inc.                                  90,541       259
* Retek Inc.                                                94,499       257
* Merix Corp.                                               30,572       257
* GSI Commerce, Inc.                                        70,032       256
* Capital Trust Class A                                     48,100       255
* VaxGen, Inc.                                              13,200       255
* Computer Task Group, Inc.                                 73,008       255
* Bottomline Technologies, Inc.                             42,000       254
* American Software, Inc. Class A                           92,150       253
* Altiris, Inc.                                             15,900       253
* InterVoice, Inc.                                         116,951       253
* Footstar Inc.                                             36,263       252
* Terayon Communications
    Systems, Inc.                                          122,727       252
* Covansys Corp.                                            66,883       251
* Universal Stainless &
    Alloy Products, Inc.                                    41,500       251
* La Jolla Pharmaceutical Co.                               38,600       251
* Mastec Inc.                                               84,892       250
* Three-Five Systems, Inc.                                  38,803       250
  Gibraltar Steel                                           13,100       249
* SuperGen, Inc.                                            68,637       249
* Terra Industries, Inc.                                   162,709       249
* Maxim Pharmaceuticals, Inc.                               85,464       247
* Delphax Technologies, Inc.                                83,700       247
* SupportSoft, Inc.                                         62,492       246
* Visual Networks, Inc.                                    169,500       246
* Ditech Communications Corp.                              112,400       245
  Instinet Group Inc.                                       57,714       244
  Corporate Office
    Properties Trust, Inc. REIT                             17,394       244
* Ultralife Batteries, Inc.                                 65,800       243
* Alcide Corp.                                              16,500       243
  Delta Apparel, Inc.                                       15,780       243
* Mobius Management
    Systems, Inc.                                          101,200       243
* Primus Telecommunications
    Group, Inc.                                            121,400       243
* Portal Software, Inc.                                    300,242       243
* Olympic Steel, Inc.                                       75,700       242
* Select Comfort Corp.                                      25,700       242
  First Merchants Corp.                                     10,600       242
* Pegasus Communications
    Corp. Class A                                          184,244       241
* Telular Corp.                                             64,525       241
* Handspring, Inc.                                         253,730       241
* CryoLife Inc.                                             35,158       240
* Redback Networks Inc.                                    285,734       240
* Autobytel Inc.                                            85,406       239

--------------------------------------------------------------------------------
                                                                      Market
                                                                      Value*
                                                            Shares     (000)
--------------------------------------------------------------------------------
* Aspect Medical Systems, Inc.                              70,476       239
* NASSDA Corp.                                              21,275       239
* Alaris Medical, Inc.                                      39,100       239
* Midas Inc.                                                36,991       238
* Actuate Software Corp.                                   133,673       237
* Virbac Corp.                                              41,957       235
* Maxwell Technologies, Inc.                                38,900       235
* Netegrity, Inc.                                           72,207       235
  Union Community Bancorp                                   15,000       235
* SONUS Pharmaceuticals, Inc.                              110,100       233
  State Financial
    Services Corp. Class A                                  13,900       233
* Ventana Medical Systems, Inc.                             10,084       232
* j2 Global Communications, Inc.                            12,189       232
* Brightpoint, Inc.                                         29,370       232
* Kirkland's, Inc.                                          20,500       232
  First Financial Holdings, Inc.                             9,341       231
  First Indiana Corp.                                       12,477       231
* Zygo Corp.                                                33,046       231
* Big 5 Sporting Goods Corp.                                21,400       231
  Republic Bancorp, Inc. Class A                            20,469       231
* Concur Technologies, Inc.                                 70,700       230
* Multex.com Inc.                                           54,708       230
  United Guardian, Inc.                                     54,600       229
* Dobson Communications Corp.                              103,740       229
* Geron Corp.                                               63,611       229
* Luby's, Inc.                                              78,675       229
* Sequenom, Inc.                                           127,181       229
* Carreker Corp.                                            50,509       229
* Inverness Medical Innovations, Inc.                       17,363       228
* ARIAD Pharmaceuticals, Inc.                               95,000       228
* Tier Technologies, Inc.                                   14,232       228
* Oplink Communications, Inc.                              288,127       228
* MapInfo Corp.                                             40,986       227
  Nitches Inc.                                              33,141       227
  ABC Bancorp                                               17,550       227
  Timberland Bancorp, Inc.                                  12,400       226
* Celadon Group Inc.                                        19,200       226
* Onyx Acceptance Corp.                                     82,400       225
* West Marine, Inc.                                         16,400       225
* CompuCom Systems, Inc.                                    40,000       224
* American Science &
    Engineering, Inc.                                       17,100       224
* ANADIGICS, Inc.                                           86,686       224
  Bowl America, Inc. Class A                                18,876       223
* Turnstone Systems, Inc.                                   82,366       222
  Capital City Bank Group, Inc.                              5,665       222
* Infocrossing, Inc.                                        35,200       222
  Liberty Investors, Inc. REIT                              51,400       222
* Ethyl Corp.                                               34,080       221
* Humphrey Hospitality
    Trust, Inc. REIT                                       112,700       221

--------------------------------------------------------------------------------
                                                                      Market
                                                                      Value*
                                                            Shares     (000)
--------------------------------------------------------------------------------
* DiamondCluster International, Inc.                        70,246       221
* Interland Inc.                                           169,591       220
  German American Bancorp                                   14,126       220
* The Med-Design Corp.                                      27,200       219
* Infogrames, Inc.                                         122,809       217
* Alliance Data Systems Corp.                               12,250       217
* hi/fn, inc.                                               37,467       217
  Riviana Foods, Inc.                                        8,000       216
  Ryerson Tull, Inc.                                        35,433       216
* Omnova Solutions Inc.                                     53,433       215
* JNI Corp.                                                 77,736       215
  Robbins & Myers, Inc.                                     11,700       215
* Globecomm Systems, Inc.                                   57,300       215
* Danielson Holdings Corp.                                 153,080       214
* National R. V. Holdings, Inc.                             35,773       214
* Conceptus, Inc.                                           17,848       214
* Paxson Communications Corp.                              103,676       214
* Famous Dave's of America, Inc.                            67,900       214
* Industrial Distribution Group, Inc.                       69,200       213
* Meade Instruments Corp.                                   68,200       213
  Federal Agricultural
    Mortgage Corp. Class A                                  10,523       213
* Witness Systems, Inc.                                     61,441       211
* Allou Health Care, Inc.                                   79,100       211
  Southwest Water Co.                                       15,850       210
* Playboy Enterprises Inc. Class A                          22,850       209
* Bio-logic Systems, Corp.                                  46,400       209
  Horizon Financial Corp.                                   17,062       208
* E-LOAN, Inc.                                             112,400       208
* Novavax, Inc.                                             79,711       207
* Brass Eagle Inc.                                          23,600       207
* American Independence Corp.                               75,800       206
* Barrett Business Services, Inc.                           62,300       206
* Bioreliance Corp.                                          8,813       204
* iGATE Corp.                                               77,884       204
* Landair Corp.                                             15,955       204
  Bush Industries, Inc.                                     41,910       203
* Sapient Corp.                                             98,900       203
* Active Power, Inc.                                       113,241       202
* Rush Enterprises, Inc. - Class B                          55,200       201
* Monterey Pasta Co.                                        53,700       201
* Vical, Inc.                                               57,918       201
* Coeur D'Alene Mines Corp.                                103,613       199
* MIPS Technologies, Inc. Class B                           69,033       199
  BMC Industries, Inc.                                     126,104       198
* Natural Alternatives
    International, Inc.                                     49,500       197
* Epicor Software Corp.                                    157,412       197
* Answerthink Consulting Group, Inc.                        78,689       197
* SpeechWorks International Inc.                            70,763       197
* H.T.E., Inc.                                              40,400       196
* ABIOMED, Inc.                                             53,540       195

--------------------------------------------------------------------------------
                                                                      Market
EXTENDED MARKET                                                       Value*
INDEX FUND                                                  Shares     (000)
--------------------------------------------------------------------------------
* Key Tronic Corp.                                         167,700       195
* ParkerVision, Inc.                                        23,814       194
* SoundView Technology Group, Inc.                         129,230       194
* Unity Bancorp, Inc.                                       23,505       194
* Rush Enterprises - Class A                                52,100       193
* TSR, Inc.                                                 37,500       193
* Syntroleum Corp.                                         110,517       191
* Aphton Corp.                                              49,116       191
* Perini Corp.                                              42,880       190
* Factory 2-U Stores Inc.                                   55,744       190
* Sangamo BioSciences, Inc.                                 63,150       190
* Time Warner Telecom Inc.                                  90,057       190
  Kentucky First Bancorp, Inc.                              11,600       190
* Stoneridge, Inc.                                          15,900       189
* Amerco, Inc.                                              42,675       189
  Fidelity Bankshares, Inc.                                 10,500       188
  Sterling Financial Corp. (PA)                              7,935       188
* BroadVision, Inc.                                         55,028       188
* Cardinal Financial Corp.                                  43,042       187
* LCC International, Inc. Class A                           96,000       187
* US LEC Corp. Class A                                      83,100       187
* NCO Portfolio Management, Inc.                            30,350       187
* Traffix, Inc.                                             57,400       187
  Ohio Art Co.                                              14,800       186
  Penn Engineering &
    Manufacturing Corp. Class A                             16,600       186
* Troy Group, Inc.                                         120,200       186
* Avigen, Inc.                                              32,494       186
* Internet Capital Group, Inc.                             511,581       184
* Wilsons The Leather Experts Inc.                          36,798       184
* Brio Software, Inc.                                      118,700       184
* NMS Communications Corp.                                  95,600       184
* Art Technology Group, Inc.                               148,014       184
* Caminus Corp.                                             77,559       181
* Mechanical Technology Inc.                               108,600       181
* Valence Technology Inc.                                  136,300       181
* Penn Octane Corp.                                         56,000       181
* Viewpoint Corp.                                           96,580       181
* Kmart Corp.                                              900,777       180
* Cholestech Corp.                                          25,649       179
  Arrow Financial Corp.                                      5,800       178
* Avanex Corp.                                             169,913       178
* Mail-Well, Inc.                                           71,060       178
* XETA Technologies Inc.                                    56,500       177
* Information Resources, Inc.                              110,590       177
* Digital Impact, Inc.                                      93,100       177
* Immucor Inc.                                               8,700       176
* ManTech International Corp.                                9,200       175
* Colorado MEDtech, Inc.                                    84,700       174
  Courier Corp.                                              3,800       174
* Microvision, Inc.                                         32,686       174
* Stellent Inc.                                             39,076       173

--------------------------------------------------------------------------------
                                                                      Market
                                                                      Value*
                                                            Shares     (000)
--------------------------------------------------------------------------------
* Lawson Software, Inc.                                     30,100       173
* Capstone Turbine Corp.                                   191,473       172
* Vitria Technology, Inc.                                  229,265       172
* Medtox Scientific, Inc.                                   25,412       172
* Drugstore.com, Inc.                                       71,240       171
* Durect Corp.                                              84,510       171
* Selectica, Inc.                                           63,128       170
* Zoltek Cos., Inc.                                         77,200       170
* Clearone Communications Inc.                              37,977       169
* Quaker Fabric Corp.                                       24,304       169
* Proxim Corp. Class A                                     194,091       169
* Sunrise Telecom Inc.                                      94,695       168
* Sanchez Computer Associates, Inc.                         58,160       168
* American Superconductor Corp.                             55,320       167
* Helen of Troy Ltd.                                        14,300       166
* Questcor Pharmaceuticals, Inc.                           171,500       166
* Lakes Entertainment, Inc.                                 30,800       166
* Ask Jeeves, Inc.                                          64,900       166
* Foamex International, Inc.                                52,553       166
* OAO Technology Solutions, Inc.                           103,620       166
* Edison Schools Inc.                                      102,174       166
* TheStreet.com, Inc.                                       56,450       165
* Peregrine Pharmaceuticals, Inc.                          210,149       164
* HomeStore, Inc.                                          191,922       163
* AP Pharma Inc.                                           163,100       163
* Westell Technologies, Inc.                               135,840       163
  Standard Commercial Tobacco Co.                            9,000       163
* Roxio, Inc.                                               34,052       162
* Texas Biotechnology Corp.                                115,756       162
* SCM Microsystems, Inc.                                    38,108       162
* Superior Consultant Holdings Corp.                        61,300       162
* Glenayre Technologies, Inc.                              141,812       162
  Capitol Bancorp Ltd.                                       6,951       161
* Aware, Inc.                                               73,900       161
* Cellstar Corp.                                            28,201       161
  Winston Hotels, Inc. REIT                                 20,600       161
* Acclaim Entertainment Inc.                               242,328       160
* Aspen Technologies, Inc.                                  56,341       159
* Reading International Inc. Class A                        40,976       159
* Planvista Corp.                                           96,200       159
* Eden Bioscience Corp.                                    110,939       159
* Meta Group, Inc.                                          77,100       158
* Technology Solutions Co.                                 144,896       158
* Endocare, Inc.                                            45,544       157
* Urologix, Inc.                                            47,260       156
* Friedman, Billings,
    Ramsey Group, Inc.                                      16,698       156
  First Financial Corp.-Indiana                              3,212       156
* Digital Generation Systems                               145,795       156
* Aurora Foods Inc.                                        199,145       155
  Nash-Finch Co.                                            20,027       155
  Westwood Holdings Group, Inc.                             11,515       154

--------------------------------------------------------------------------------
                                                                      Market
                                                                      Value*
                                                            Shares     (000)
--------------------------------------------------------------------------------
  Laser Mortgage
    Management, Inc. REIT                                  117,900       153
* GRIC Communications, Inc.                                 62,750       153
* i3 Mobile, Inc.                                          113,078       153
* Lithia Motors, Inc.                                        9,700       152
* Versicor, Inc.                                            14,100       152
* Liquid Audio, Inc.                                        61,700       152
* Netro Corp.                                               55,550       152
* ONYX Software Corp.                                       97,803       152
* Management Network Group Inc.                            100,698       151
* Paul-Son Gaming Corp.                                     35,500       151
* Emisphere Technologies, Inc.                              43,244       150
* Sonic Solutions, Inc.                                     30,090       150
* barnesandnoble.com inc.                                  130,749       150
* Hologic, Inc.                                             12,300       150
* Catalytica Energy Systems, Inc.                           54,332       150
* EMCORE Corp.                                              68,387       150
* Consumer Portfolio Services, Inc.                         71,600       150
* ITXC Corp.                                                64,452       150
* CyberSource Corp.                                         61,000       149
* Ceres Group, Inc.                                         77,700       149
* Clark/Bardes Inc.                                          7,700       148
  Union Bankshares Corp.                                     5,433       148
* Jupitermedia Corp.                                        59,300       148
* Convera Corp.                                             50,200       148
* Tellium, Inc.                                            229,427       147
* Medialink Worldwide, Inc.                                 44,400       147
  West Coast Bancorp                                         9,653       146
  Investors Real Estate Trust REIT                          14,638       146
* ChromaVision
    Medical Systems, Inc.                                  109,600       146
* TTM Technologies, Inc.                                    43,810       145
* E. Gottschalk & Co., Inc.                                 93,300       145
  Outlook Group Corp.                                       23,700       144
  Seaboard Corp.                                               600       144
* Wilshire Oil Co. of Texas                                 41,000       144
* Aclara Biosciences, Inc.                                  68,181       143
* Applied Molecular Evolution, Inc.                         69,805       143
* UAL Corp.                                                 99,872       143
* Nuance Communications Inc.                                57,190       142
  MTS Systems Corp.                                         14,140       142
* Tradestation Group Inc.                                   97,880       141
* Spectrum Control, Inc.                                    26,700       140
* Darling International, Inc.                               77,900       139
  Ameriserv Financial Inc.                                  48,900       139
* Genzyme Molecular Oncology                                79,051       138
* Commerce One, Inc.                                        50,199       138
* Excel Technology, Inc.                                     7,700       138
* Allegiance Telecom, Inc.                                 205,405       138
  Keystone Property Trust REIT                               8,100       137
* Terremark Worldwide, Inc.                                274,743       137
* ACT Teleconferencing, Inc.                               107,300       137
--------------------------------------------------------------------------------
                                                                      Market
                                                                      Value*
                                                            Shares     (000)
--------------------------------------------------------------------------------
* U.S. Xpress Enterprises, Inc.                             15,678       137
* Ventiv Health, Inc.                                       68,933       137
* America West Holdings
    Corp. Class B                                           76,000       137
* Torch Offshore, Inc.                                      25,100       137
* Mitcham Industries, Inc.                                 113,700       136
  Pilgrim's Pride Corp. Class A                             23,100       136
* Computer Horizons Corp.                                   41,630       136
* OSI Systems Inc.                                           8,000       136
* Centillium Communications, Inc.                           59,613       135
  Astro-Med, Inc.                                           41,850       134
* Portfolio Recovery Associates, Inc.                        7,300       133
  Troy Financial Corp.                                       4,909       132
* Latitude Communications, Inc.                             86,400       132
* Titanium Metals Corp.                                     69,133       132
* Applied Films Corp.                                        6,600       132
* Lightspan Inc.                                           124,178       131
* Chordiant Software, Inc.                                  90,617       130
  FNB Financial Services Corp.                               7,600       130
* Red Robin Gourmet Burgers                                 10,200       130
* Racing Champions ERTL Corp.                                9,500       130
  Peoples BancTrust Co., Inc.                                9,900       130
* Atlas Air Worldwide Holdings, Inc.                        85,572       129
  First M&F Corp.                                            4,653       129
* Applied Innovation Inc.                                   42,600       129
* ShoLodge, Inc.                                            39,333       128
  Tompkins Trustco, Inc.                                     2,900       128
* Genome Therapeutics Corp.                                 81,976       127
* DHB Industries, Inc.                                      76,507       127
* California Micro Devices Corp.                            27,900       127
* I-many, Inc.                                              89,238       127
  Harrodsburg First
    Financial Bancorp, Inc.                                  9,800       127
* AVANT Immunotherapeutics, Inc.                           110,272       125
  Landauer, Inc.                                             3,600       125
* Interstate Hotels & Resorts, Inc.                         25,988       125
* Competitive Technologies, Inc.                            60,300       123
* Allscripts Healthcare Solutions, Inc.                     51,394       123
* Next Level Communications, Inc.                          151,436       123
* Earthshell Corp.                                         211,042       122
* Sirius Satellite Radio, Inc.                             190,986       122
* Dyax Corp.                                                67,555       122
* Delta Woodside Industries, Inc.                           24,475       121
* Westpoint Stevens, Inc.                                  205,227       121
  Quaker Chemical Corp.                                      5,200       121
* Semitool, Inc.                                            19,399       120
* Covenant Transport, Inc.                                   6,330       120
  Peoples Bancorp of North Carolina                          8,471       120
* TETRA Technologies, Inc.                                   5,600       120
* Neoware Systems, Inc.                                      8,000       119
* NIC Inc.                                                  82,358       119
* Prime Group Realty Trust REIT                             25,700       118
--------------------------------------------------------------------------------
                                                                      Market
EXTENDED MARKET                                                       Value*
INDEX FUND                                                  Shares     (000)
--------------------------------------------------------------------------------
  Resource America, Inc.                                    13,142       118
* IDine Rewards Network Inc.                                11,077       118
* NetFlix.com, Inc.                                         10,674       118
* Sirenza Microdevices, Inc.                                65,174       117
* 3 Dimensional Pharmaceuticals Inc.                        36,575       117
* Integrated Telecom Express, Inc.                          72,990       116
* Maxcor Financial Group Inc.                               17,800       116
* USA Truck, Inc.                                           16,412       116
  Value Line, Inc.                                           2,656       115
* Acacia Research -
    Acacia Technologies                                     47,588       115
* Net2Phone, Inc.                                           28,200       114
* LCA-Vision Inc.                                           50,059       114
* MPW Industrial Services Group, Inc.                       63,200       114
* NCI Building Systems, Inc.                                 5,200       113
* Zonagen, Inc.                                            115,700       113
* Workflow Management, Inc.                                 53,145       113
* BioTime, Inc.                                             72,900       113
* Franklin Electronic Publishers, Inc.                      72,300       113
  NASB Financial Inc.                                        4,900       113
* infoUSA Inc.                                              22,640       113
* GTC Biotherapeutics, Inc.                                 95,200       112
* Zila, Inc.                                               121,800       112
* Wackenhut Corrections Corp.                                9,900       110
* Obie Media Corp.                                          33,210       110
  Peoples Bancorp, Inc.                                      4,280       110
* Ciprico Inc.                                              33,200       110
* Cosine Communications, Inc.                               18,023       109
* Neurogen Corp.                                            29,941       109
* SteelCloud Inc.                                           97,800       109
* Covalent Group, Inc.                                      36,600       108
* At Road, Inc.                                             26,200       108
* DigitalThink, Inc.                                        61,828       108
* Superconductor Technologies Inc.                         115,100       108
* Keystone Automotive
    Industries, Inc.                                         7,200       108
  Covest Bankshares, Inc.                                    3,850       108
* Global Power Equipment Group Inc.                         21,800       107
  Mainsource Financial Group, Inc.                           4,472       107
* Natrol, Inc.                                              93,100       107
* Touch America Holdings, Inc.                             274,138       107
  FNB Corp./North Carolina                                   5,500       106
* Allied Holdings, Inc.                                     32,400       106
* Astronics Corp.                                           15,260       105
* Psychiatric Solutions, Inc.                               18,833       105
* Pharmacyclics, Inc.                                       29,463       105
* Acacia Research -
    CombiMatrix Tracking Stock                              28,820       105
* Old Dominion Freight Line, Inc.                            3,700       105
* Variagenics, Inc.                                         76,200       104
* Media 100 Inc.                                           162,889       104

--------------------------------------------------------------------------------
                                                                      Market
                                                                      Value*
                                                            Shares     (000)
--------------------------------------------------------------------------------
* Capital Title Group, Inc.                                 40,800       104
* Lipid Sciences, Inc.                                      84,047       103
* Digital Lightwave, Inc.                                   83,824       103
* Allied Motion Technologies, Inc.                          58,200       103
* Advanced Medical Optics                                    8,600       103
* Lifeway Foods, Inc.                                       14,500       102
* TranSwitch Corp.                                         147,921       102
* Paradyne Networks, Inc.                                   79,600       102
* Evercel, Inc.                                             45,164       102
* Standard Management
    Corporation                                             26,000       101
* BSQUARE Corp.                                             80,300       101
* I-STAT Corp.                                              25,300       101
* Kana Software, Inc.                                       51,185       101
* Epimmune Inc.                                            109,500       101
* Niku Corporation                                          25,164       101
* MetaSolv, Inc.                                            73,236       100
* Wave Systems Corp.                                        75,400       100
* Parthusceva Inc.                                          16,946       100
* Mallon Resources Corp.                                    91,500       100
* Internap Network Services Corp.                          269,300       100
* MediaBay, Inc.                                            82,700        99
* Women First Healthcare, Inc.                              21,740        99
* Resonate Inc.                                             56,003        99
* Nanogen, Inc.                                             63,400        98
* Mercator Software, Inc.                                  101,251        98
* H Power Corp.                                             25,512        98
* Ultimate Electronics, Inc.                                 9,600        97
* Applied Extrusion Technologies, Inc.                      48,600        97
* Finish Line, Inc.                                          9,200        97
* BindView Development Corp.                                67,000        96
* Gallery of History, Inc.                                  25,900        96
* WJ Communications, Inc.                                  100,820        96
  Berkshire Bancorp Inc.                                     2,785        96
* V.I. Technologies, Inc.                                   94,652        96
* Crossroads Systems, Inc.                                 102,400        95
* eCollege.com Inc.                                         27,400        95
* Amcast Industrial Corp.                                   55,400        94
* AXS-One Inc.                                             125,300        94
* AXT, Inc.                                                 51,493        93
* Quaker City Bancorp, Inc.                                  2,800        92
* Extensity, Inc.                                           52,801        92
  Wainwright Bank & Trust Co.                               10,373        92
  D&E Communications, Inc.                                  10,928        91
* RF Monolithics, Inc.                                      31,500        91
* Vyyo Inc.                                                 35,900        91
* Systemax Inc.                                             58,546        91
* Oriole Homes Corp. Class B                                19,300        91
  Patriot Bank Corp.                                         5,880        90
* NTN Communications, Inc.                                  75,300        90
* Applix, Inc.                                              83,479        90
* Centra Software, Inc.                                     89,877        90

--------------------------------------------------------------------------------
                                                                      Market
                                                                      Value*
                                                            Shares     (000)
--------------------------------------------------------------------------------
* JLM Industries, Inc.                                      91,500        89
* Communication Intelligence Corp.                         251,600        88
* Tanning Technology Corp.                                 115,800        88
* Rainmaker Systems, Inc.                                   87,500        88
* Hub Group, Inc.                                           18,200        87
* Deltagen, Inc.                                           181,278        87
* Edge Petroleum Corp.                                      23,200        87
* Daktronics, Inc.                                           6,500        87
* Royale Energy, Inc.                                       17,118        87
    CityBank Lynnwood WA                                     3,500        87
* MIM Corp.                                                 14,874        86
* Dynacq International, Inc.                                 6,000        86
* Franklin Covey Co.                                        74,300        86
* Foster Wheeler Ltd.                                       74,154        86
* Overstock.com, Inc.                                        6,600        86
* Avici Systems Inc.                                        23,808        85
* SPEEDUS Corp.                                            110,500        85
* Synaptics Inc.                                            11,200        85
* Therma-Wave Inc.                                          80,657        85
* Meridian Medical
    Technologies, Inc.                                       1,900        84
* Intraware, Inc.                                           76,500        84
* Electroglas, Inc.                                         54,475        84
* Saba Software, Inc.                                       78,963        84
  Phillips International
    Realty Corp. REIT                                       55,100        83
* Alamosa Holdings, Inc.                                   159,583        83
* Simula, Inc.                                              69,000        83
* Carrington Labs Inc.                                      90,572        82
* FairMarket, Inc.                                          50,100        82
* Tumbleweed
    Communications Corp.                                    52,588        82
* RCN Corp.                                                153,616        81
* Phoenix Technologies Ltd.                                 14,054        81
  Coastal Financial Corp.                                    5,909        81
* VA Software Corp.                                         88,440        80
* Peerless Systems Corp.                                    57,500        80
* Stratos Lightwave, Inc.                                   17,981        79
* BioSpecifics Technology                                   40,800        78
* Large Scale Biology Corp.                                 97,583        78
  Citizens 1st Bancorp, Inc.                                 3,700        78
* RTI International Metals                                   7,700        78
* Opsware, Inc                                              43,792        78
* Segue Software, Inc.                                      73,200        77
* Packaging Dynamics Corp.                                  11,575        76
  Capital Bank Corp.                                         5,900        76
* Firstwave Technologies, Inc.                               4,767        76
* Zones, Inc.                                               88,100        76
  PrivateBancorp, Inc.                                       2,000        76
  First Midwest Financial, Inc.                              4,750        76
* eLoyalty Corp.                                            18,189        75
* Oxigene, Inc.                                             71,661        75

--------------------------------------------------------------------------------
                                                                      Market
                                                                      Value*
                                                            Shares     (000)
--------------------------------------------------------------------------------
* Exabyte Corp.                                            139,800        74
* Hanmi Financial Corp.                                      4,400        74
* Read Rite Corp.                                          208,979        73
  McRae Industries, Inc.                                     8,300        73
* SONICblue Inc.                                           162,186        73
* TippingPoint Technologies Inc.                             7,659        73
* Corio, Inc.                                               96,158        72
* Landec Corp.                                              35,900        72
* Versant Corp.                                            105,400        72
  First Busey Corp.                                          3,100        71
* EPIX Medical, Inc.                                         9,875        71
* U.S. Concrete, Inc.                                       13,051        71
* Spiegel, Inc. Class A                                    197,945        71
* Hanover Direct, Inc.                                     374,676        71
* Network Engines, Inc.                                     71,062        71
* MCK Communications, Inc.                                  65,000        71
* MedSource Technologies, Inc.                              10,900        71
* Nabi Biopharmaceuticals                                   11,400        71
* Novadigm, Inc.                                            30,330        71
* Cypress Bioscience, Inc.                                  26,012        70
* Titan Pharmaceuticals, Inc.                               48,859        70
* Food Technology Service, Inc.                             77,050        69
* Lexent Inc.                                               80,553        69
* Docent, Inc.                                              24,250        69
  Ennis Business Forms, Inc.                                 5,900        69
* Miravant Medical Technologies                             75,334        69
* Argonaut Technologies Inc.                                69,700        68
  Tanger Factory
     Outlet Centers, Inc. REIT                               2,200        68
* Catalina Lighting, Inc.                                    7,160        68
* Hemispherx Biopharma, Inc.                                31,600        67
  United Industrial Corp.                                    4,200        67
* Gardner Denver Inc.                                        3,300        67
* Wyndham
    International, Inc. Class A                            288,869        66
  Home Federal Bancorp                                       2,750        66
* Netsmart Technologies, Inc.                               14,133        66
* BioCryst Pharmaceuticals, Inc.                            68,300        66
* ACTV, Inc.                                                92,901        65
* Critical Path, Inc.                                      127,326        65
* Vasomedical, Inc.                                         68,915        65
* Alpine Group, Inc.                                        86,300        65
* Align Technology, Inc.                                    23,404        65
* Marimba, Inc.                                             39,600        65
  Friedman's, Inc. Class A                                   7,400        64
  Middlesex Water Co.                                        3,000        63
  CoBiz Inc.                                                 4,201        62
* Digimarc Corp.                                             5,500        62
* Hollywood Media Corp.                                     62,300        62
* Material Sciences Corp.                                    4,800        62
* NetManage, Inc.                                           36,522        62
* MTI Technology Corp.                                     140,400        62

--------------------------------------------------------------------------------
                                                                      Market
EXTENDED MARKET                                                       Value*
INDEX FUND                                                  Shares     (000)
--------------------------------------------------------------------------------
* Cygnus Inc.                                               93,500        62
* Pinnacor Inc.                                             50,237        61
  Pacific Energy Partners, LP                                3,100        61
* Rock of Ages Corp.                                        10,800        61
* Carrier Access Corp.                                     151,603        61
* SAVVIS Communications Corp.                              151,444        61
  Semco Energy Inc.                                          9,900        60
* UbiquiTel Inc.                                           150,910        60
* Applied Digital Solutions, Inc.                          146,962        60
  Allegiant Bancorp, Inc.                                    3,300        60
* Sports Resorts International, Inc.                        10,200        60
* American Bank Note
    Holographics, Inc.                                      80,565        60
* Curon Medical Inc.                                        92,567        59
* Cadiz Inc.                                               107,531        59
  Presidential Realty Corp. REIT                             8,600        59
* MedCath Corp.                                              5,900        59
* Merge Technologies, Inc.                                   8,500        58
* Electric Fuel Corp.                                       91,100        58
* Immersion Corp.                                           49,700        58
* VIA NET.WORKS, Inc.                                       85,472        58
  Camden National Corp.                                      2,400        58
* Interleukin Genetics, Inc.                               113,700        58
  Agree Realty Corp. REIT                                    3,400        57
  Cascade Corp.                                              3,600        57
  Noble International, Ltd.                                  7,300        57
* DSL.Net, Inc.                                            115,398        57
* Penton Media, Inc. Class A                                82,408        56
* SSP Solutions, Inc.                                       94,700        56
* Checkers Drive-In Restaurants, Inc.                        8,911        56
* SOS Staffing Services, Inc.                              111,500        56
* Hawk Corp. Class A                                        24,000        56
  Citizens First Financial Corp.                             2,200        56
* Avenue A, Inc.                                            19,184        56
  Eastern Virginia Bankshares, Inc.                          3,098        55
* Kaiser Ventures LLC Class A                               36,800        55
* Extended Systems Inc.                                     29,100        55
  Ecology and Environment, Inc.                              6,925        55
* Blue Coat Systems, Inc.                                   13,925        55
* Powell Industries, Inc.                                    3,200        55
  National Health Realty Inc. REIT                           3,700        54
  Equity Inns, Inc. REIT                                     8,938        54
* CYTOGEN Corporation                                       16,489        54
* Petrocorp, Inc.                                            5,223        54
  NUI Corp.                                                  3,100        54
* Factual Data Corp.                                         7,100        53
* National Research Corp.                                    5,600        53
* The Leather Factory, Inc.                                 15,600        53
* Rubio's Restaurants, Inc.                                  8,500        53
* StorageNetworks, Inc.                                     45,000        52
* McLeod USA Inc.                                           62,129        52
* Blue Martini Software, Inc.                               17,848        52

--------------------------------------------------------------------------------
                                                                      Market
                                                                      Value*
                                                            Shares     (000)
--------------------------------------------------------------------------------
* Net Perceptions, Inc.                                     37,400        52
* Cole National Corp. Class A                                4,500        51
* Perficient, Inc.                                          50,931        51
* Braun Consulting, Inc.                                    55,300        50
* Predictive Systems, Inc.                                 167,500        50
  Newcastle Investment
    Corporation REIT                                         3,100        50
* Pumatech, Inc.                                            69,700        49
  Shenandoah
    Telecommunications Co.                                   1,000        49
* SRI/Surgical Express, Inc.                                 8,600        49
* Optical Communication
    Products, Inc.                                          45,000        49
  Columbia Bancorp                                           2,200        48
* CenterSpan Communications Corp.                           41,600        48
* Copper Mountain Networks, Inc.                            11,314        48
* Data Systems & Software, Inc.                             56,500        48
* iVillage Inc.                                             51,079        48
* SEEC, Inc.                                                47,900        48
  Cooperative Bankshares, Inc.                               3,000        48
* Mississippi Chemical Corp.                               149,355        48
* American Access Technologies Inc.                         80,800        48
* Lowrance Electronics, Inc.                                 7,700        48
* Cell Pathways, Inc.                                      115,600        47
* ViroPharma Inc.                                           32,367        47
* Evergreen Solar, Inc.                                     36,620        47
* First Virtual Communications, Inc.                       157,400        47
* Energy Partners, Ltd.                                      4,400        47
* Z-Tel Technologies, Inc.                                  57,865        47
* SIGA Technologies, Inc.                                   32,500        46
* U.S. Liquids Inc.                                        112,700        46
  MicroFinancial Inc.                                       31,100        46
* Click2learn, Inc.                                         61,100        46
  Steel Technologies, Inc.                                   2,700        46
* US Unwired Inc.                                           92,132        45
* Option Care, Inc.                                          5,600        45
* Hyseq, Inc.                                               51,200        45
* Divine, Inc.                                              31,766        44
* Tor Minerals International, Inc.                          40,700        44
  McGrath Rent Corp.                                         1,870        43
  Ramco-Gershenson
    Properties Trust REIT                                    2,200        43
* Netopia, Inc.                                             31,200        43
* Esperion Therapeutics, Inc.                                6,100        43
* Malan Realty Investors, Inc. REIT                         10,700        43
* US SEARCH.com Inc.                                        53,300        43
* Tut Systems, Inc.                                         34,200        43
* Pac-West Telecom, Inc.                                    86,070        43
* Group 1 Software, Inc.                                     3,600        43
* Rita Medical Systems, Inc.                                 8,500        43
* Ault Inc.                                                 22,500        43
* EntreMed, Inc.                                            49,320        42

--------------------------------------------------------------------------------
                                                                      Market
                                                                      Value*
                                                            Shares     (000)
--------------------------------------------------------------------------------
* AmericanWest Bancorporation                                2,700        42
  Great Lakes, Inc. REIT                                     2,500        42
* Mayor's Jeweler's, Inc.                                  138,600        42
* BWAY Corp.                                                 2,100        42
  Building Materials Holding Corp.                           2,900        41
  Movado Group, Inc.                                         2,200        41
* U.S. Home Systems, Inc.                                    7,800        41
* Merry Land Properties, Inc. REIT                           4,750        41
* EXE Technologies, Inc.                                    75,022        41
  Stifel Financial Corp.                                     3,700        41
* HyperFeed Technologies, Inc.                             137,300        41
* Navarre Corp.                                             20,300        41
* The Smith & Wollensky
    Restaurant Group, Inc.                                  11,510        40
* Samsonite Corp.                                           79,507        40
* En Pointe Technologies, Inc.                              49,300        39
* Radiologix Inc.                                           17,018        39
* SportsLine.com, Inc.                                      39,000        39
* Somanetics Corp.                                          21,650        39
* Orchid Biosciences, Inc.                                  76,253        39
* WHX Corp.                                                 15,855        39
* Raytech Corp.                                              6,800        39
* Mothers Work, Inc.                                         1,100        39
* Private Business Inc.                                     26,134        39
* Smart & Final Inc.                                         7,300        38
* Electro Rent Corp.                                         3,100        38
* Saucony Inc.                                               4,000        37
* Monarch Dental Corp.                                       7,016        37
  Interchange Financial Services Corp.                       2,300        37
  Old Second Bancorp, Inc.                                   1,000        37
* Arden Group Inc. Class A                                     610        37
* Audible, Inc.                                            119,900        36
  Oxford Industries, Inc.                                    1,400        36
* GMX Resources Inc.                                        18,700        36
  Crown American Realty Trust REIT                           3,900        36
* Bitstream Inc.                                            21,300        36
* IGI, Inc.                                                 68,500        36
* Concero, Inc.                                            107,400        35
  Standard Motor Products, Inc.                              2,700        35
* AAON, Inc.                                                 1,900        35
* National Healthcare Corp.                                  2,000        35
* Cognitronics Corp.                                        13,800        35
* New Century Equity
    Holdings Corp.                                         133,672        35
* Euronet Worldwide, Inc.                                    4,600        35
* Navigators Group, Inc.                                     1,500        34
* Register.com, Inc.                                         7,600        34
  First Federal Bancorp, Inc.                                4,300        34
* Persistence Software, Inc.                                71,100        34
* Harvest Natural Resources, Inc.                            5,100        34
  Sizeler Property Investors, Inc. REIT                      3,600        33
* Double Eagle Petroleum Co.                                 6,100        33

--------------------------------------------------------------------------------
                                                                      Market
                                                                      Value*
                                                            Shares     (000)
--------------------------------------------------------------------------------
* Allos Therapeutics Inc.                                    4,400        33
* Atec Group, Inc.                                          60,000        33
* Boston Beer Co., Inc. Class A                              2,300        33
  Lakeland Financial Corp.                                   1,400        33
* Computer Programs                                          1,300        32
  Deltic Timber Corp.                                        1,200        32
* eXegenics Inc.                                            90,800        32
* Shoe Carnival, Inc.                                        2,266        32
* Tenneco Automotive, Inc.                                   7,800        32
* On2 Technologies, Inc.                                   104,600        31
  Mid Atlantic Realty Trust REIT                             1,800        31
* PW Eagle, Inc.                                             6,900        31
* Curative Health Services Inc.                              1,800        31
* Universal Access
    Global Holdings Inc.                                   163,184        31
* Sagent Technology, Inc.                                  103,300        31
* Princeton Video Image, Inc.                               93,800        31
* Merisel, Inc.                                             16,131        31
* Click Commerce, Inc.                                      15,129        31
  Pennrock Financial Services Corp.                          1,100        31
* AirGate PCS, Inc.                                         49,039        30
* SBA Communications Corp.                                  74,016        30
* The Immune Response Corp.                                 31,246        30
* Multilink Technology Corp. Class A                        11,212        30
* The 3DO Company                                           14,900        30
* Advanced Lighting
    Technologies, Inc.                                      91,620        30
  Sturm, Ruger & Co., Inc.                                   3,100        30
* Airnet Communications Corp.                               56,290        29
  Talx Corp.                                                 2,242        29
* Optical Cable Corp.                                       12,269        29
* CopyTele, Inc.                                           151,000        29
* Artisoft, Inc.                                            69,800        29
* Oglebay Norton Co.                                         4,300        29
* Serrento Networks Corp.                                    6,875        29
* Insmed Inc.                                               63,333        28
* Exact Sciences Corp.                                       2,600        28
  Independence Holding Co.                                   1,300        28
  LSI Industries Inc.                                        2,000        28
  Woodhead Industries, Inc.                                  2,451        28
* Vornado Operating Inc. REIT                               55,529        27
* Lynch Corp.                                                3,500        27
* Lynx Therapeutics Inc.                                    65,925        27
* Ducommun, Inc.                                             1,700        27
  Northeast Indiana Bancorp, Inc.                            1,700        27
  Falmouth Bancorp, Inc.                                     1,100        27
* WorldGate Communications, Inc.                            63,500        27
* SystemOne Technologies Inc.                               40,500        26
* Del Laboratories, Inc.                                     1,300        26
* Rural Cellular Corp. Class A                              30,762        26
* AT&T Latin America Corp. Class A                         123,700        26
* Caldera International, Inc.                               17,875        26

--------------------------------------------------------------------------------
                                                                      Market
EXTENDED MARKET                                                       Value*
INDEX FUND                                                  Shares     (000)
--------------------------------------------------------------------------------
* MIPS Technologies, Inc.                                    8,548        26
* Precision Optics Corp.                                   103,200        26
* Andrea Radio Corp.                                        85,700        26
  BIW Limited                                                1,400        26
  Connecticut Water Services, Inc.                           1,000        25
  Partners Trust Financial Group, Inc.                       1,558        25
  Ingles Markets, Inc.                                       2,100        25
  North Pittsburgh Systems, Inc.                             1,800        25
* Peco II, Inc.                                             37,890        24
* Qualstar Corp.                                             4,400        24
* Loudeye Corp.                                             76,385        24
* Summit Financial Corp.                                     1,544        24
* Strattec Security Corp.                                      500        24
* Shoe Pavilion, Inc.                                       21,100        24
* Supertex, Inc.                                             1,599        24
* American Medical
    Security Group, Inc.                                     1,700        24
* Winfield Capital Corp.                                    76,500        24
* Miltope Group Inc.                                         7,970        24
  Bank of the Ozarks, Inc.                                   1,000        23
  Center Trust, Inc. REIT                                    3,000        23
* SmartDisk Corp.                                           64,900        23
* CSS Industries, Inc.                                         700        23
* Tripath Technology Inc.                                   82,054        23
* Radio Unica Corp.                                         76,600        23
* Maxwell Shoe Co. Inc.                                      1,972        23
* Quidel Corp.                                               6,600        23
* Peoples Community Bancorp                                  1,000        23
* eGain Communications Corp.                               107,882        23
* Beacon Power Corp.                                       102,935        23
* American Physicians Capital, Inc.                          1,200        23
* Drew Industries, Inc.                                      1,400        22
  Sphinx International Inc.                                 55,900        22
* E Com Ventures, Inc.                                       5,800        22
* eResearch Technology, Inc.                                 1,300        22
* Equinix, Inc.                                              3,773        22
  Bryn Mawr Bank Corp.                                         585        21
* Tarantella, Inc.                                         118,900        21
* Comstock Resources, Inc.                                   2,300        21
* IDT Corp.                                                  1,230        21
* Gulf Island Fabrication, Inc.                              1,300        21
* DDi Corp.                                                 95,799        21
* Fischer Imaging Corp.                                      3,470        21
* Diedrich Coffee, Inc.                                      6,000        21
* Pinnacle Entertainment, Inc.                               3,000        21
  Bandag, Inc. Class A                                         600        21
* Leap Wireless International, Inc.                        138,081        21
  Aaron Rents, Inc.                                            900        21
* Koala Corp.                                               79,000        21
* Micro Therapeutics, Inc.                                   9,500        20
  Southern Peru Copper Corp.                                 1,400        20
* Encore Medical Corp.                                       6,200        20

--------------------------------------------------------------------------------
                                                                      Market
                                                                      Value*
                                                            Shares     (000)
--------------------------------------------------------------------------------
* Dura Automotive Systems, Inc.                              2,000        20
* Trimedyne, Inc.                                          142,600        20
  EnergySouth, Inc.                                            700        20
* Horizon Medical Products, Inc.                            28,200        19
* Federal-Mogul Corp.                                       88,442        19
* Beta Oil & Gas, Inc.                                      22,600        19
  Community Banks, Inc.                                        700        19
  Providence and
    Worcester Railroad Co.                                   2,500        19
  Royal Bancshares of
    Pennsylvania, Inc.                                         900        19
* Ribozyme Pharmaceuticals, Inc.                            79,700        19
* Bioanalytical Systems, Inc.                                7,000        19
* Overland Storage, Inc.                                     1,300        19
* Toreador Resources Corp.                                   7,400        19
* Digex, Inc.                                               42,500        18
* BNCCORP, Inc.                                              2,600        18
* Elcom International, Inc.                                 82,700        18
* Amplidyne, Inc.                                          121,100        18
* SimpleTech, Inc.                                           6,000        18
* CyberOptics Corp.                                          3,800        18
* OMI Corp.                                                  4,400        18
* Mesa Laboratories, Inc.                                    2,700        18
* Level 8 Systems Inc.                                      47,100        18
* Metretek Technologies, Inc.                               68,100        18
* Weider Nutritional
    International, Inc.                                     12,100        18
  First State Bancorporation                                   700        17
  Peapack Gladstone Financial Corp.                            500        17
* Ramtron International Corp.                                6,100        17
* Choice One Communications Inc.                           106,412        17
* AML Communications, Inc.                                  68,000        17
  U.S. Restaurant
    Properties, Inc. REIT                                    1,200        17
* Virage, Inc.                                              23,902        17
* Bel Fuse, Inc. Class A                                       925        17
* FirePond, Inc.                                             6,795        17
* IntraBiotics Pharmaceuticals, Inc.                        57,626        17
* Metawave Communications Corp.                             59,468        17
* Array BioPharma Inc.                                       3,000        17
  Hubbell Inc. Class A                                         500        17
* Primus Knowledge Solutions, Inc.                          39,300        17
* Range Resources Corp.                                      3,000        16
* Personnel Group of America, Inc.                         111,196        16
* White Electronic Designs Corp.                             2,104        16
* LightPath Technologies, Inc.                              50,100        16
* InsWeb Corp.                                               9,866        16
* MakeMusic! Inc.                                           75,400        16
* ILX Resorts Inc.                                           2,000        16
* Carmike Cinemas, Inc.                                        800        16
* Charles & Colvard Ltd.                                     2,900        16
  PFS Bancorp, Inc.                                          1,000        16

--------------------------------------------------------------------------------
                                                                      Market
                                                                      Value*
                                                            Shares     (000)
--------------------------------------------------------------------------------
* Twinlab Corp.                                            155,500        16
* eMerge Interactive, Inc.                                  59,348        15
* NTELOS Inc.                                               41,468        15
* Dice Inc.                                                 89,550        15
* SciQuest, Inc.                                            33,800        15
* Baltek Corp.                                               1,800        15
* V-One Corp.                                              107,400        15
* GlycoGenesys, Inc.                                        32,100        15
  Washington Savings Bank                                    1,700        15
* TRC Cos., Inc.                                             1,100        14
* Global ePoint, Inc.                                       11,600        14
* Applied Imaging Corp.                                      6,500        14
* Seabulk International, Inc.                                2,529        14
  AMCOL International Corp.                                  2,400        14
* NaviSite, Inc.                                            92,700        14
* Osmonics, Inc.                                               800        14
* Rawlings Sporting Goods Co., Inc.                          1,506        13
* Alphanet Solutions, Inc.                                   9,600        13
* Hypercom Corp.                                             3,500        13
  Thistle Group Holdings, Co.                                1,105        13
* USDATA Corp.                                              17,350        13
* Hoenig Group, Inc. Rights                                 54,300        12
* Vertel Corp.                                             109,591        12
* MAI Systems Corp.                                        150,575        12
* Verticalnet, Inc.                                         15,130        12
* Metromedia
    International Group, Inc.                              118,500        12
* Hungarian
    Telephone and Cable Corp.                                1,500        12
* Adams Golf, Inc.                                          47,100        12
* F.A.O., Inc.                                              24,935        12
  National Service Industries, Inc.                          1,600        11
  Franklin Financial Corp.                                     500        11
* Superior Telecom Inc.                                     76,416        11
* Five Star Quality Care, Inc.                               8,338        11
* FTD, Inc.                                                    700        11
* Zamba Corp.                                              135,800        11
* Eagle Food Centers, Inc.                                  22,950        11
* Spectranetics Corp.                                        4,400        11
* Versata, Inc.                                             12,200        11
* CPI Aerostructures, Inc.                                   2,400        11
* Appiant Technologies Inc.                                 53,900        11
* Chiquita Brands International
    Warrants Exp. 3/19/2009                                  2,836        10
* Com21, Inc.                                               47,400        10
* America Online Latin America, Inc.                        27,901        10
* Kosan Biosciences, Inc.                                    1,700        10
* Advanced Nutraceuticals, Inc.                             11,225        10
* Horizon Group Properties, Inc. REIT                        3,415        10
* Iridex Corp.                                               3,500        10
  Stepan Co.                                                   400        10
* Lantronix, Inc.                                           14,277        10

--------------------------------------------------------------------------------
                                                                      Market
                                                                      Value*
                                                            Shares     (000)
--------------------------------------------------------------------------------
  Urstadt Biddle
    Properties Class A REIT                                    900        10
* Applied Graphics Technologies, Inc.                       20,280        10
  Willow Grove Bancorp, Inc.                                   700        10
* MEEMIC Holdings, Inc.                                        333        10
* Procom Technology, Inc.                                   32,000        10
* AvantGo, Inc.                                              9,700        10
* Internet Pictures Corp.                                    9,043         9
* DiaSys Corp.                                              15,600         9
* Cellular Technical Services Co., Inc.                     13,565         9
* Applied Microsystems Corp.                               103,800         9
  Provident Bancorp, Inc.                                      300         9
* HPSC, Inc.                                                 1,200         9
* Datalink Corp.                                             2,400         9
* Tickets.com, Inc.                                          9,926         9
* TenFold Corp.                                             60,900         9
* PCD, Inc.                                                 53,300         9
* Nobel Learning Communities, Inc.                           2,200         9
* Razorfish, Inc.                                            5,105         9
* Advantage Marketing Systems, Inc.                          6,600         9
  CB Bancshares Inc. (HI)                                      200         9
  Haverty Furniture Cos., Inc.                                 600         8
* Almost Family Inc.                                         1,200         8
* Digital Angel Corp.                                        3,200         8
  Alico, Inc.                                                  300         8
* Nanometrics Inc.                                           1,903         8
* Gilman & Ciocia, Inc.                                     77,800         8
* LMI Aerospace, Inc.                                        3,600         8
* VASCO Data Security
    International, Inc.                                      8,000         8
* VCampus Corp. (new)                                        2,030         8
* 24/7 Real Media, Inc.                                     34,100         8
* I-Link, Inc.                                              60,000         8
  Capital Properties, Inc. Class A                             900         7
* Barrister Information Systems Corp.                       18,000         7
* BAM! Entertainment Inc.                                   22,100         7
* Daleen Technologies, Inc.                                 62,800         7
  L. S. Starrett Co. Class B                                   400         7
* Nevada Chemicals, Inc.                                     2,000         7
* NexPrise, Inc.                                             4,740         7
  Tennant Co.                                                  200         7
* Alterra Healthcare Corp.                                  59,200         7
* LogicVision, Inc.                                          3,000         6
* PerfectData Corp.                                          9,800         6
* Cortex Pharmaceuticals, Inc.                               9,800         6
* Nematron Corp.                                            63,000         6
* Sunlink Health Systems, Inc.                               2,600         6
* Evolve Software, Inc.                                      1,495         6
* Verso Technologies, Inc.                                  11,700         6
* Occam Networks, Inc.                                      86,846         6
* Prime Medical Services, Inc.                                 700         6
* Made2Manage Systems, Inc.                                  1,700         6

--------------------------------------------------------------------------------
                                                                      Market
                                                                      Value*
                                                            Shares     (000)
--------------------------------------------------------------------------------
* Aetrium, Inc.                                              7,801         6
* Telaxis Communications Corp.                              32,950         6
* Aradigm Corp.                                              3,500         6
* Novatel Wireless, Inc.                                     6,026         6
* Genaera Corp.                                              8,600         6
* Comdisco Holding Company,
    Inc. Rights Exp. 12/03/2005                             66,976         5
* Plumtree Software, Inc.                                    2,000         5
* Emeritus Corp.                                             1,000         5
* P-Com, Inc.                                               27,920         5
* Retractable Technologies, Inc.                             1,400         5
* Adelphia Business Solutions, Inc.                        216,189         5
  Century Aluminum Co.                                         700         5
* Seven Seas Petroleum Inc.                                207,294         5
* Technical Communications Corp.                            14,000         5
* Meadowbrook
    Insurance Group, Inc.                                    2,000         5
* NeoRx Corp.                                               11,000         5
* Bruker Axs Inc.                                            2,600         5
* Hudson Technology, Inc.                                    5,600         5
  Gorman-Rupp Co.                                              200         5
* Ampex Corp. Class A                                       57,800         5
* American Pacific Bank                                        880         4
* Oakwood Homes Corp.                                        9,700         4
* CyberCare, Inc.                                          101,100         4
* CoActive Marketing Group, Inc.                             2,000         4
  UniFirst Corp.                                               200         4
* FiberNet Telecom Group, Inc.                              23,400         4
  Schawk, Inc.                                                 400         4
* FiberMark, Inc.                                              500         4
  Onvia.com, Inc.                                            1,480         4
* Emcee Broadcast Products, Inc.                            47,000         4
* Manchester Technologies, Inc.                              1,700         4
* Captiva Software Corporation                               2,300         4
  Superior Financial Corp.                                     200         4
* General Bearing Corp.                                      1,200         4
* CardioTech International, Inc.                             2,700         4
* Magnum Hunter Resources Inc.
    Warrants Exp. 3/21/2005                                 12,046         3
* XO Communications Inc. Class A                            65,613         3
* Intelli-Check Inc.                                           500         3
  Raven Industries, Inc.                                       100         3
* Katy Industries, Inc.                                      1,000         3
* Vista Medical Technologies, Inc.                           1,300         3
* Shiloh Industries, Inc.                                    1,500         3
* Cross Media Marketing Corp.                                6,113         3
  Farmers Capital Bank Corp.                                   100         3
* Miller Exploration Co.                                     2,660         3
* CRYO-CELL International, Inc.                              2,000         3
* Correctional Services Corp.                                1,100         3
* Williams
    Communications Group, Inc.                             760,374         3

--------------------------------------------------------------------------------
                                                                      Market
                                                                      Value*
                                                            Shares     (000)
--------------------------------------------------------------------------------
* Optika Inc.                                                2,900         3
* ANC Rental Corp.                                          60,028         3
* First Southern Bancshares                                  1,600         3
* Petroleum Helicopters, Inc.                                  100         3
* Brigham Exploration Company                                  600         3
* Genuity Inc. Class A                                      32,533         3
* InterDent Inc.                                            10,212         3
  EMC Insurance Group, Inc.                                    154         3
* Sento Corporation                                          1,675         3
* Accrue Software, Inc.                                     73,800         2
* Micro Component Technology, Inc.                           3,137         2
* Analytical Surveys, Inc.                                   2,531         2
* Comshare Inc.                                              1,000         2
* Endologix, Inc.                                            2,400         2
* Calton, Inc.                                              15,400         2
* OMNI Energy Services Corp.                                 2,466         2
* Nucentrix Broadband Networks                               1,700         2
* Acceptance Insurance Cos. Inc.                            69,900         2
* Investors Capital Holdings, Ltd.                             900         2
* Landenburg Thalmann
    Financial Services, Inc.                                18,943         2
* Webhire, Inc.                                              4,980         2
* Valley Forge Scientific Corp.                              1,100         2
* Isomet Corp.                                               1,300         2
* American Power Technology, Inc.                              500         2
  Merrill Merchants Bancshares, Inc.                           103         2
* Bluefly, Inc.                                                900         1
* ARTISTdirect, Inc.                                           688         1
* Organogenesis, Inc.                                       16,310         1
* Gadzoox Networks, Inc.                                    97,800         1
* eRoomSystem Technologies, Inc.                             8,100         1
* GoAmerica, Inc.                                            5,000         1
* Ag Services of America, Inc.                                 200         1
* STM Wireless, Inc.                                         6,800         1
* Hauppage Digital, Inc.                                     1,200         1
* Interliant Inc.                                           75,300         1
* Radview Software Ltd.                                      9,000         1
* Geoworks Corp. (Delaware)                                 75,100         1
* Corrpro Cos., Inc.                                         2,400         1
* EasyLink Services Corp.                                    1,838         1
* Olympic Cascade Financial Corp.                            2,900         1
* Cogent Communications Group, Inc.                          2,779         1
* Paradigm Medical Industries, Inc.                          6,700         1
  Fidelity National Corp.                                      100         1
* Uniroyal Technology Corp.                                 55,200         1
* Microstrategy Inc.
    Warrants Expire 6/24/2007                               16,080         1
* Focal Communications Corp.                                17,462         1
* Piccadilly Cafeterias, Inc.                                  700         1
* Diamond Hill Investment Group                                200         1
* Pinnacle Holdings Inc. REIT                               80,200         1
* Vizacom Inc.                                               6,710         1

--------------------------------------------------------------------------------
                                                                      Market
                                                                      Value*
                                                            Shares     (000)
--------------------------------------------------------------------------------
* Fiberstars, Inc.                                             200         1
* Travis Boats & Motors, Inc.                                  700         1
  Capital Properties, Inc. Class B                              90         1
* Actrade Financial Technologies, Ltd.                       5,700         1
* J. Alexander's Corporation                                   200         1
* Physiometrix, Inc.                                         1,100         1
* Enchira Biotechnology Corp.                               53,614         1
* Books-a-Million Inc.                                         200         1
* NetObjects Inc.                                           49,200         0
* Continucare Corp.                                          3,000         0
* Encompass Services Corp.                                  51,595         0
* SLI, Inc.                                                 47,678         0
* Prolong International Corp.                                2,500         0
* Tricord Systems, Inc.                                     82,800         0
* CTC Communications Group, Inc.                           118,586         0
* AppliedTheory Corp.                                       90,700         0
* Provell, Inc.                                             71,700         0
* Newcor, Inc.                                              43,880         0
* American Classic Voyager Co.                              40,700         0
* L.A. Gear, Inc.                                          136,216         0
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(COST $5,381,796)                                                  3,865,809
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                              Face    Market
                                                            Amount    Value*
                                                            Shares     (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (4.3%)(1)
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSN.
(2) 1.70%, 1/7/2003                                        $ 4,000     3,999

REPURCHASE AGREEMENTS
Collateralized by U.S. Government
  Obligations in a Pooled
  Cash Account
  1.21%, 1/2/2003--Note E                                  123,920   123,920
  1.22%, 1/2/2003                                           42,731    42,731
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $170,650)                                                    170,650
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (103.1%)
  (Cost $5,552,446)                                                4,036,459
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-3.1%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                  86,618
Security Lending Collateral Payable to
  Brokers--Note E                                                  (123,920)
Other Liabilities                                                   (84,720)
                                                                  --------------
                                                                   (122,022)
                                                                  --------------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                 $3,914,437
================================================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.

(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.2% and 2.9%, respectively, of net assets. See Note C in Notes to Financial Statements.
2)Security segregated as initial margin for open futures contracts.
REIT--Real Estate Investment Trust.

--------------------------------------------------------------------------------
EXTENDED MARKET                                                       Amount
INDEX FUND                                                             (000)
--------------------------------------------------------------------------------
AT DECEMBER 31, 2002, NET ASSETS CONSISTED OF:
-------------------------------------------------------------------------------
Paid-in Capital                                                   $5,700,750
Overdistributed Net Investment Income                                (3,640)
Accumulated Net Realized Losses                                    (265,874)
Unrealized Depreciation
  Investment Securities                                          (1,515,987)
  Futures Contracts                                                    (812)
--------------------------------------------------------------------------------
NET ASSETS                                                        $3,914,437
--------------------------------------------------------------------------------

Investor Shares--Net Assets
Applicable  to  140,327,745  outstanding  $.001
  par value  shares of  beneficial interest
  (unlimited authorization)                                       $2,629,496
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INVESTOR SHARES                                                     $18.74
================================================================================

Admiral Shares--Net Assets
Applicable to 32,585,475 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                         $610,615
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  ADMIRAL SHARES                                                      $18.74
================================================================================

Institutional Shares--Net Assets
Applicable to 34,370,457 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                         $644,098
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INSTITUTIONAL SHARES                                                $18.74
================================================================================

VIPER Shares--Net Assets
Applicable to 611,121 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                          $30,228
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  VIPER SHARES                                                        $49.46
================================================================================

See Note C in Notes to Financial Statements for the tax-basis components of net assets.
**

                                                                      MARKET
                                                                      VALUE*
MID-CAP INDEX FUND                                          Shares     (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.4%)(1)
--------------------------------------------------------------------------------
  M & T Bank Corp.                                         433,351    34,386
  Washington Post Co. Class B                               44,836    33,089
* Affiliated Computer
    Services, Inc. Class A                                 623,149    32,809
* Gilead Sciences, Inc.                                    927,416    31,532
* Symantec Corp.                                           682,020    27,629
* Weatherford International Ltd.                           613,619    24,502
* IDEC Pharmaceuticals Corp.                               721,591    23,935
  Microchip Technology, Inc.                               957,574    23,413
  National Commerce Financial Corp.                        967,770    23,081
  American Water Works Co., Inc.                           471,889    21,462
  Green Point Financial Corp.                              460,185    20,791
  ENSCO International, Inc.                                702,257    20,681
  Mylan Laboratories, Inc.                                 577,594    20,158
* DST Systems, Inc.                                        563,780    20,042
* L-3 Communications Holdings, Inc.                        445,441    20,005
  Compass Bancshares Inc.                                  604,514    18,903
* Westwood One, Inc.                                       500,316    18,692
  Tyson Foods, Inc.                                      1,663,562    18,665
  Valero Energy Corp.                                      502,473    18,561
  Murphy Oil Corp.                                         432,116    18,516
* Mohawk Industries, Inc.                                  312,838    17,816
* Express Scripts Inc.                                     367,390    17,649
* CDW Computer Centers, Inc.                               395,770    17,355
  Sovereign Bancorp, Inc.                                1,231,662    17,305
  Ocean Energy, Inc.                                       831,264    16,600
* Synopsys, Inc.                                           356,723    16,463
  Radian Group, Inc.                                       440,782    16,375
* Republic Services, Inc. Class A                          772,622    16,210
  Scana Corp.                                              522,182    16,167
  Expeditors International
    of Washington, Inc.                                    490,797    16,025
* Dean Foods Co.                                           430,343    15,966
  Old Republic International Corp.                         568,449    15,917
* Varian Medical Systems, Inc.                             320,486    15,896
* ChoicePoint Inc.                                         399,903    15,792
  Lennar Corp.                                             305,845    15,782
* Lincare Holdings, Inc.                                   498,423    15,760
  Banknorth Group, Inc.                                    697,129    15,755
* Smith International, Inc.                                478,778    15,618
  Ross Stores, Inc.                                        366,732    15,546
* Health Net Inc.                                          583,894    15,415
  McCormick & Co., Inc.                                    659,815    15,308
  TCF Financial Corp.                                      349,495    15,269
  Hormel Foods Corp.                                       653,886    15,255
  Energy East Corp.                                        682,501    15,076
* Oxford Health Plans, Inc.                                412,388    15,032
  Pepco Holdings, Inc.                                     771,593    14,961
* Cadence Design Systems, Inc.                           1,267,845    14,948
* Williams-Sonoma, Inc.                                    546,816    14,846

--------------------------------------------------------------------------------
                                                                      Market
                                                                      Value*
                                                            Shares     (000)
--------------------------------------------------------------------------------
  Legg Mason Inc.                                           305,460     4,827
* Brinker International, Inc.                              459,244    14,811
  Fidelity National Financial, Inc.                        450,554    14,792
  XTO Energy, Inc.                                         597,162    14,750
  New York Community Bancorp, Inc.                          05,402    14,596
  Hibernia Corp. Class A                                   742,794    14,306
* Whole Foods Market, Inc.                                 271,081    14,294
* SPX Corp.                                                379,739    14,221
* Patterson Dental Co.                                     321,644    14,069
  Hillenbrand Industries, Inc.                             290,974    14,057
  Diebold, Inc.                                            339,920    14,012
* Pioneer Natural Resources Co.                            551,710    13,931
* Coach, Inc.                                              418,461    13,776
  Commerce Bancorp, Inc.                                   318,246    13,745
  DENTSPLY International Inc.                              369,482    13,745
  Wisconsin Energy Corp.                                   545,012    13,734
  SEI Corp.                                                500,059    13,592
* Barr Laboratories, Inc.                                  206,873    13,465
  Fastenal Co.                                             357,784    13,378
  Everest Re Group, Ltd.                                   239,959    13,270
* Dollar Tree Stores, Inc.                                 538,450    13,230
  Telephone & Data Systems, Inc.                           276,693    13,009
* Universal Health Services Class B                        285,552    12,878
  The PMI Group Inc.                                       425,694    12,788
* Cooper Cameron Corp.                                     256,396    12,774
  First Virginia Banks, Inc.                               338,073    12,586
  Mercantile Bankshares Corp.                              324,669    12,529
  C.H. Robinson Worldwide, Inc.                            398,411    12,430
  Outback Steakhouse                                       357,412    12,309
  A.G. Edwards & Sons, Inc.                                371,649    12,250
  Arthur J. Gallagher & Co.                                414,825    12,188
* The Dun & Bradstreet Corp.                               350,504    12,089
  D. R. Horton, Inc.                                       690,817    11,986
  Associated Banc-Corp.                                    351,639    11,935
* Energizer Holdings, Inc.                                 427,675    11,932
* Park Place Entertainment Corp.                         1,417,251    11,905
* Network Associates, Inc.                                 737,668    11,869
  Dreyer's Grand Ice Cream, Inc.                           164,646    11,683
* First Health Group Corp.                                 478,335    11,647
  Manpower Inc.                                            361,822    11,542
* Gentex Corp.                                             358,770    11,351
  Belo Corp. Class A                                       531,079    11,323
* Patterson-UTI Energy, Inc.                               373,388    11,265
  Astoria Financial Corp.                                  410,537    11,146
* PETsMART, Inc.                                           650,044    11,135
* IVAX Corp.                                               917,703    11,132
  NSTAR                                                    250,159    11,105
* Entercom Communications Corp.                            234,877    11,020
  Neuberger Berman Inc.                                    328,995    11,018
  Bowater Inc.                                             260,748    10,938
* Millennium Pharmaceuticals, Inc.                       1,357,017    10,775
* Storage Technology Corp.                                 502,217    10,757

--------------------------------------------------------------------------------
                                                                      Market
                                                                      Value*
MID-CAP INDEX FUND                                          Shares     (000)
--------------------------------------------------------------------------------
Questar Corp.                                            386,258    10,746
  Omnicare, Inc.                                           444,597    10,595
* Hispanic Broadcasting Corp.                              513,159    10,545
  Liberty Property Trust REIT                              329,100    10,511
* Triad Hospitals, Inc.                                    352,367    10,510
* Apogent Technologies Inc.                                504,331    10,490
  Sonoco Products Co.                                      455,522    10,445
  Valspar Corp.                                            236,313    10,440
  Hospitality Properties Trust REIT                        295,018    10,385
  City National Corp.                                      235,381    10,354
  Equitable Resources, Inc.                                294,702    10,326
* Lear Corp.                                               310,070    10,319
* Smithfield Foods, Inc.                                   515,924    10,236
  Noble Energy, Inc.                                       270,232    10,147
* Constellation Brands, Inc. Class A                       425,686    10,093
* Ceridian Corp.                                           699,898    10,093
* Mandalay Resort Group                                    324,414     9,930
* Michaels Stores, Inc.                                    316,413     9,904
  Hubbell Inc. Class B                                     278,851     9,799
  Wilmington Trust Corp.                                   309,229     9,796
  Leucadia National Corp.                                  261,049     9,740
  Northeast Utilities                                      640,194     9,712
  Puget Energy, Inc.                                       437,131     9,639
  Lyondell Chemical Co.                                    753,758     9,528
  PepsiAmericas, Inc.                                      708,730     9,518
* Pride International, Inc.                                634,050     9,447
* Abercrombie & Fitch Co.                                  460,431     9,420
* AdvancePCS                                               423,953     9,416
  International Speedway Corp.                             250,884     9,355
* Henry Schein, Inc.                                       207,564     9,340
  Unitrin, Inc.                                            319,225     9,328
  J.M. Smucker Co.                                         233,862     9,310
  Bank of Hawaii Corp.                                     305,727     9,291
  Viad Corp.                                               415,398     9,284
  Eaton Vance Corp.                                        327,193     9,243
  DPL Inc.                                                 596,561     9,151
  Allete, Inc.                                             402,994     9,140
  Dial Corp.                                               448,409     9,134
* Jacobs Engineering Group Inc.                            256,523     9,132
* BISYS Group, Inc.                                        567,257     9,019
* Intersil Corp.                                           645,303     8,996
* Packaging Corp. of America                               492,528     8,984
  Protective Life Corp.                                    323,906     8,914
  Tidewater Inc.                                           285,712     8,886
* 99 Cents Only Stores                                     330,562     8,879
* Krispy Kreme Doughnuts, Inc.                             261,412     8,828
* SICOR, Inc.                                              552,073     8,750
  MDU Resources Group, Inc.                                338,043     8,725
  New Plan Excel Realty Trust REIT                         456,960     8,723
* CarMax, Inc.                                             486,061     8,691
* Career Education Corp.                                   217,087     8,683

--------------------------------------------------------------------------------
                                                                      Market
                                                                      Value*
                                                            Shares     (000)
--------------------------------------------------------------------------------
 Beckman Coulter, Inc.                                    293,743     8,671
* The Cheesecake Factory                                   238,895     8,636
  Dole Food Co.                                            264,912     8,631
  FirstMerit Corp.                                         398,447     8,630
* Vishay Intertechnology, Inc.                             753,221     8,421
  Investors Financial Services Corp.                       304,619     8,344
  Reynolds & Reynolds Class A                              327,577     8,343
* National-Oilwell, Inc.                                   381,966     8,342
* E*TRADE Group, Inc.                                    1,704,453     8,284
  RPM International, Inc.                                  541,866     8,280
  Pier 1 Imports Inc.                                      436,676     8,266
  Harris Corp.                                             312,906     8,229
* Charles River Laboratories, Inc.                         212,838     8,190
  Brown & Brown, Inc.                                      250,638     8,101
* 3Com Corp.                                             1,733,255     8,025
  Pentair, Inc.                                            232,209     8,023
  Harte-Hanks, Inc.                                        429,339     8,016
  Teleflex Inc.                                            185,615     7,961
* Varco International, Inc.                                456,888     7,950
* STERIS Corp.                                             327,346     7,938
* Saks Inc.                                                674,635     7,920
* Swift Transportation Co., Inc.                           394,433     7,896
  HON Industries, Inc.                                     277,963     7,861
  National Fuel Gas Co.                                    378,048     7,837
* AGCO Corp.                                               353,851     7,819
* National Instruments Corp.                               240,551     7,816
  Clayton Homes Inc.                                       641,041     7,808
  CNF Inc.                                                 232,407     7,725
  Cabot Corp.                                              289,786     7,691
* Certegy, Inc.                                            313,099     7,687
  Hawaiian Electric Industries Inc.                        172,736     7,597
  Webster Financial Corp.                                  216,912     7,549
* Overture Services, Inc.                                  275,500     7,524
  American Financial Group, Inc.                           325,726     7,514
* GTECH Holdings Corp.                                     269,164     7,499
* LaBranche & Co. Inc.                                     280,674     7,477
  Tootsie Roll Industries, Inc.                            243,337     7,466
  Donaldson Co., Inc.                                      207,039     7,453
  Waddell & Reed Financial, Inc.                           378,636     7,448
  Lubrizol Corp.                                           242,628     7,400
  Great Plains Energy, Inc.                                322,158     7,371
  Vectren Corp.                                            319,673     7,352
* Valassis Communications, Inc.                            248,005     7,299
  HCC Insurance Holdings, Inc.                             293,883     7,230
* Edwards Lifesciences Corp.                               283,223     7,214
  Peabody Energy Corp.                                     246,729     7,212
* Tech Data Corp.                                          266,228     7,178
  Alliant Energy Corp.                                     432,408     7,156
  CBRL Group, Inc.                                         234,767     7,074
  Martin Marietta Materials, Inc.                          230,252     7,060
  Roslyn Bancorp, Inc.                                     391,268     7,055

--------------------------------------------------------------------------------
                                                                      Market
                                                                      Value*
                                                            Shares     (000)
--------------------------------------------------------------------------------
  Lee Enterprises, Inc.                                    208,950     7,004
  Reader's Digest Association, Inc.                        461,539     6,969
  Colonial BancGroup, Inc.                                 583,361     6,959
* Covance, Inc.                                            282,247     6,940
  Independence Community
    Bank Corp.                                             269,712     6,845
  StanCorp Financial Group, Inc.                           138,646     6,773
  Lancaster Colony Corp.                                   172,210     6,730
* Grant Prideco, Inc.                                      569,876     6,633
* Scholastic Corp.                                         184,481     6,632
* Advanced Fibre
    Communications, Inc.                                   396,375     6,612
* SanDisk Corp.                                            325,201     6,602
  Helmerich & Payne, Inc.                                  235,779     6,581
  Media General, Inc. Class A                              109,481     6,563
* Extended Stay America, Inc.                              442,509     6,527
  OGE Energy Corp.                                         369,941     6,511
  Herman Miller, Inc.                                      352,979     6,495
* Acxiom Corp.                                             420,781     6,472
  AGL Resources Inc.                                       265,608     6,454
  BorgWarner, Inc.                                         126,800     6,393
* LAM Research Corp.                                       591,274     6,386
  Westamerica Bancorporation                               158,144     6,354
* Furniture Brands International Inc.                      265,467     6,331
* FMC Technologies Inc.                                    308,395     6,301
* Education Management Corp.                               166,415     6,257
* Timberland Co.                                           173,810     6,189
* Forest Oil Corp.                                         221,629     6,128
* Avnet, Inc.                                              563,223     6,100
  Harsco Corp.                                             191,133     6,095
* BJ's Wholesale Club, Inc.                                330,424     6,047
* Borders Group, Inc.                                      374,759     6,034
* The Neiman Marcus
    Group, Inc. Class A                                    198,382     6,029
* Arrow Electronics, Inc.                                  471,200     6,027
  Ametek Aerospace Products Inc.                           155,853     5,999
  Precision Castparts Corp.                                246,783     5,984
  Provident Financial Group, Inc.                          229,865     5,983
* Sybase, Inc.                                             446,228     5,979
  Carlisle Co., Inc.                                       144,291     5,971
* CheckFree Corp.                                          371,014     5,937
  Rayonier Inc.                                            130,784     5,918
* Fairchild Semiconductor Corp.                            551,609     5,908
* RF Micro Devices, Inc.                                   797,876     5,848
  Blyth, Inc.                                              218,452     5,846
  WPS Resources Corp.                                      150,415     5,839
* Imation Corp.                                            166,325     5,835
* Airgas, Inc.                                             337,551     5,822
  IMC Global Inc.                                          542,220     5,785
* ADTRAN Inc.                                              175,566     5,776
* Apria Healthcare Group Inc.                              258,926     5,759


--------------------------------------------------------------------------------
                                                                      Market
                                                                      Value*
                                                            Shares     (000)
--------------------------------------------------------------------------------
* Barnes & Noble, Inc.                                     318,197     5,750
  Western Gas Resources, Inc.                              155,870     5,744
  Church & Dwight, Inc.                                    188,086     5,723
  Kennametal, Inc.                                         165,618     5,711
* Vertex Pharmaceuticals, Inc.                             360,166     5,709
* Cree, Inc.                                               343,235     5,612
  Albemarle Corp.                                          196,578     5,593
* AmeriCredit Corp.                                        720,990     5,580
* LifePoint Hospitals, Inc.                                186,376     5,578
* Cytyc Corp.                                              546,470     5,574
* International Rectifier Corp.                            301,165     5,560
* Payless ShoeSource, Inc.                                 106,928     5,504
  WGL Holdings Inc.                                        229,060     5,479
* DeVry, Inc.                                              329,866     5,479
  ONEOK, Inc.                                              285,097     5,474
* J.B. Hunt Transport Services, Inc.                       185,124     5,424
* Cabot Microelectronics Corp.                             114,864     5,422
  Superior Industries
    International, Inc.                                    130,579     5,401
  DQE Inc.                                                 350,568     5,343
  ArvinMeritor, Inc.                                       320,464     5,342
  Arch Coal, Inc.                                          247,086     5,335
  The MONY Group Inc.                                      221,300     5,298
  GATX Corp.                                               230,987     5,271
* Emmis Communications, Inc.                               250,996     5,228
  AmerUs Group Co.                                         184,015     5,202
* Copart, Inc.                                             435,162     5,152
  Claire's Stores, Inc.                                    230,056     5,077
* Investment Technology
    Group, Inc.                                            226,034     5,054
* Cytec Industries, Inc.                                   185,068     5,049
  Sensient Technologies Corp.                              223,655     5,026
  Alexander & Baldwin, Inc.                                194,375     5,013
  Jack Henry & Associates Inc.                             413,452     4,978
* Atmel Corp.                                            2,196,000     4,897
* IndyMac Bancorp, Inc. REIT                               260,467     4,816
  York International Corp.                                 186,100     4,759
* Catalina Marketing Corp.                                 256,796     4,751
  Callaway Golf Co.                                        358,457     4,750
* PacifiCare Health Systems, Inc.                          168,870     4,745
  Pittston Brink's Group                                   255,943     4,730
* Avocent Corp.                                            212,639     4,725
* American Eagle Outfitters, Inc.                          338,572     4,666
  Ferro Corp.                                              190,759     4,660
* Lattice Semiconductor Corp.                              529,736     4,646
* Activision, Inc.                                         316,414     4,616
* Varian, Inc.                                             159,930     4,588
* FMC Corp.                                                165,564     4,523
  Universal Corp. (VA)                                     121,448     4,489
* Polycom, Inc.                                            469,252     4,467
  IDACORP, Inc.                                            178,570     4,434

--------------------------------------------------------------------------------
                                                                      Market
                                                                      Value*
                                                            Shares     (000)
--------------------------------------------------------------------------------
  PNM Resources Inc.                                       184,496     4,395
  Federal Signal Corp.                                     224,971     4,369
  ICN Pharmaceuticals, Inc.                                394,970     4,309
* Internet Security Systems, Inc.                          233,452     4,279
  Wallace Computer Services, Inc.                          197,298     4,244
  Olin Corp.                                               270,443     4,205
  Greater Bay Bancorp                                      242,950     4,201
  Kelly Services, Inc. Class A                             167,532     4,140
  Trinity Industries, Inc.                                 216,515     4,105
  Minerals Technologies, Inc.                               95,040     4,101
* Integrated Device Technology Inc.                        486,685     4,074
* AK Steel Corp.                                           508,908     4,071
* Perrigo Co.                                              327,252     3,976
  Nordson Corp.                                            158,340     3,932
* United Rentals, Inc.                                     361,179     3,886
  Bob Evans Farms, Inc.                                    166,422     3,886
* Micrel, Inc.                                             432,340     3,882
* Flowserve Corp.                                          260,453     3,852
  Tecumseh Products Co. Class A                             87,182     3,846
* Sepracor Inc.                                            397,074     3,840
* The Titan Corp.                                          368,067     3,828
* McDATA Corp. Class A                                     535,003     3,799
* Semtech Corp.                                            347,353     3,793
  Longs Drug Stores, Inc.                                  180,924     3,752
  Banta Corp.                                              119,504     3,737
* Ohio Casualty Corp.                                      286,378     3,709
* Silicon Valley Bancshares                                202,104     3,688
* Macrovision Corp.                                        228,141     3,659
* BroadWing Inc.                                         1,032,455     3,634
  Rollins, Inc.                                            140,793     3,583
* Protein Design Labs, Inc.                                420,168     3,571
* Price Communications Corp.                               257,300     3,558
* KEMET Corp.                                              406,617     3,554
  Bandag, Inc.                                              90,354     3,495
  H.B. Fuller Co.                                          133,805     3,462
* Gartner, Inc. Class B                                    359,433     3,397
  Airborne, Inc.                                           228,470     3,388
  Black Hills Corp.                                        126,922     3,366
* Cypress Semiconductor Corp.                              583,975     3,340
  Westar Energy, Inc.                                      337,259     3,339
* CSG Systems International, Inc.                          243,382     3,322
  Potlatch Corp.                                           134,583     3,214
* Plantronics, Inc.                                        212,314     3,212
  Crompton Corp.                                           536,723     3,194
  Interstate Bakeries Corp.                                208,495     3,180
* EGL, Inc.                                                221,808     3,161
  Albany International Corp.                               152,670     3,154
  Sierra Pacific Resources                                 481,808     3,132
* Sylvan Learning Systems, Inc.                            190,294     3,121
  Cleco Corp.                                              221,902     3,107
* Keane, Inc.                                              337,630     3,035

--------------------------------------------------------------------------------
                                                                      Market
                                                                      Value*
                                                            Shares     (000)
--------------------------------------------------------------------------------
* Macromedia, Inc.                                         284,477     3,030
  Granite Construction Co.                                 194,759     3,019
  Ruddick Corp.                                            219,643     3,007
  Kaydon Corp.                                             141,675     3,005
* Dycom Industries, Inc.                                   225,853     2,993
  Horace Mann Educators Corp.                              192,771     2,955
  Overseas Shipholding Group Inc.                          162,467     2,908
* Hanover Compressor Co.                                   313,885     2,881
  Modine Manufacturing Co.                                 155,798     2,755
* Legato Systems, Inc.                                     547,400     2,753
* Alaska Air Group, Inc.                                   125,312     2,712
* MPS Group, Inc.                                          483,888     2,681
* Ascential Software Corp.                               1,116,540     2,680
  Wausau-Mosinee Paper Corp.                               238,639     2,678
  Glatfelter Co.                                           201,985     2,658
* TriQuint Semiconductor, Inc.                             625,063     2,650
* Credence Systems Corp.                                   281,892     2,630
* Sotheby's Holdings Class A                               290,095     2,611
  A. Schulman Inc.                                         139,031     2,587
* Allmerica Financial Corp.                                249,651     2,521
* Mentor Graphics Corp.                                    314,128     2,469
* Six Flags, Inc.                                          427,791     2,443
* Papa John's International, Inc.                           86,577     2,414
* VISX Inc.                                                243,399     2,332
* FEI Co.                                                  150,793     2,306
* Newport Corp.                                            177,497     2,229
* CommScope, Inc.                                          278,849     2,203
* Advent Software, Inc.                                    151,227     2,061
* Quantum Corp.                                            729,176     1,947
* Sequa Corp. Class A                                       48,061     1,880
  Solutia, Inc.                                            483,242     1,754
* Plexus Corp.                                             194,453     1,707
* Longview Fibre Co.                                       235,570     1,703
* Powerwave Technologies, Inc.                             302,895     1,636
* RSA Security Inc.                                        262,180     1,570
* GrafTech International Ltd.                              258,566     1,541
* Wind River Systems Inc.                                  365,722     1,499
  Aquila, Inc.                                             837,845     1,483
* Incyte Genomics, Inc.                                    312,683     1,426
* LTX Corp.                                                227,358     1,371
* Korn/Ferry International                                 175,354     1,312
* Unifi, Inc.                                              247,664     1,300
  Carpenter Technology Corp.                               103,116     1,284
* Quanta Services, Inc.                                    322,324     1,127
* InFocus Corp.                                            182,179     1,122
* Cirrus Logic                                             385,976     1,112
* Transaction Systems
    Architects, Inc.                                       164,125     1,067
* The Neiman Marcus
    Group, Inc. Class B                                     27,900       763
* Retek Inc.                                               245,323       667

--------------------------------------------------------------------------------
                                                                      Market
                                                                      Value*
                                                            Shares     (000)
--------------------------------------------------------------------------------
  Metris Cos., Inc.                                        266,400       658
* Sykes Enterprises, Inc.                                  188,046       617
* Gartner, Inc. Class A                                    31,000        285
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $3,937,607)                                                  3,310,381
--------------------------------------------------------------------------------
                                                              Face
                                                            Amount
                                                             (000)
--------------------------------------------------------------------------------
                                                                      Market
                                                                      Value*
                                                            Shares     (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (2.0%)(1)
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSN.
(2) 1.56%, 1/8/2003                                        $ 1,500     1,500
REPURCHASE AGREEMENTS
Collateralized by U.S. Government
  Obligations in a Pooled
  Cash Account
  1.21%, 1/2/2003--Note E                                   49,304    49,304
  1.22%, 1/2/2003                                           14,625    14,625
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $65,429)                                                      65,429
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (101.4%)
  (Cost $4,003,036)                                                3,375,810
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-1.4%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                  89,490
Liabilities--Note E                                                (134,625)
                                                                   ---------
                                                                    (45,135)
                                                                   ---------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                 $3,330,675

================================================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.

(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 1.3%, respectively, of net assets. See Note C in Notes to Financial Statements.
(2)Security segregated as initial margin for open futures contracts.
REIT--Real Estate Investment Trust.

                                                                      AMOUNT
                                                                       (000)
--------------------------------------------------------------------------------
AT DECEMBER 31, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                   $3,961,607
Overdistributed Net Investment Income                                (2,496)
Overdistributed Net Realized Gains (1,049)
Unrealized Depreciation
  Investment Securities (627,226)
  Futures Contracts (161)
--------------------------------------------------------------------------------
NET ASSETS                                                        $3,330,675
================================================================================

Investor Shares--Net Assets
Applicable to 229,415,354 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization) $2,267,065
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INVESTOR SHARES                                                      $9.88
================================================================================

Admiral Shares--Net Assets
Applicable to 9,162,839 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                         $410,563
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  ADMIRAL SHARES                                                      $44.81
================================================================================

Institutional Shares--Net Assets
Applicable to 65,980,878 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                         $653,047
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INSTITUTIONAL SHARES                                                 $9.90
================================================================================
See Note C in Notes to Financial Statements for the tax-basis components of net assets.

STATEMENT OF OPERATIONs
This Statement shows the types of income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.
--------------------------------------------------------------------------------
                                              Extended Market            Mid-Cap
                                                   Index Fund         Index Fund
                                              ----------------------------------
                                                   Year Ended December 31, 2002
                                              ----------------------------------

                                                             (000)         (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
Income
  Dividends                        $ 45,476 $ 36,264
  Interest                       765 387
  Security Lending        2,160 157

Total Income 48,401 36,808

Expenses
The Vanguard Group--Note B
 Investment Advisory Services                               154             108
 Management and Administrative
    Investor Shares                                       6,257            5,031
    Admiral Shares                                        1,213              593
    Institutional Shares                                    501             473
    VIPER Shares                                             32             --

 Marketing and Distribution
   Investor Shares                                          514              424
   Admiral Shares                                            86               42
   Institutional Shares                                     126              132
   VIPER Shares                                               2               --
Custodian Fees                                              285              231
Auditing Fees                                                12               12
Shareholders' Reports and Proxies
  Investor Shares                                           197              138
  Admiral Shares                                              2                1
  Institutional Shares                                       --               --
  VIPER Shares                                               --               --
Trustees' Fees and Expenses                                   6                4
--------------------------------------------------------------------------------
   Total Expenses                                         9,387            7,189
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                    39,014           29,619
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Investment Securities Sold                          (164,705)           42,957
  Futures Contracts                                     (3,463)          (2,620)
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                              (168,168)           40,337
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
  Investment Securities                               (741,339)        (642,991)
  Futures Contracts                                     (1,129)            (388)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)      (742,468)        (643,379)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                          $(871,622)       $(573,423)
================================================================================

56

Statement of Changes in Net Assets

This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

                                    Extended Market Index Fund                               Mid-Cap Index Fund


Year Ended December 31,


                                                            2002            2001           2002            2001
                                                           (000)           (000)          (000)           (000)
INCREASE (DECREASE) IN NET ASSETS
Operations
  Net Investment Income                                 $ 39,014        $ 42,505       $ 29,619        $ 20,002
  Realized Net Gain (Loss)                             (168,168)        (43,248)         40,337          31,411
  Change in Unrealized Appreciation (Depreciation)     (742,468)       (482,161)      (643,379)        (43,112)
---------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
    Resulting from Operations                          (871,622)       (482,904)       (573,423)          8,301
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
    Investor Shares                                     (24,109)        (28,361)       (20,612)        (11,840)
    Admiral Shares                                       (6,195)         (7,060)        (3,979)         (1,240)
    Institutional Shares                                 (7,231)         (8,004)        (6,440)         (4,508)
    VIPER Shares                                           (327)              --             --              --
    Realized Capital Gain*
    Investor Shares                                           --       (111,766)       (25,635)        (37,752)
    Admiral Shares                                            --        (19,383)        (4,240)           (612)
    Institutional Shares                                      --        (25,983)        (7,402)         (8,278)
    VIPER Shares                                             --               --             --              --
---------------------------------------------------------------------------------------------------------------
    Total Distributions                                 (37,862)       (200,557)       (68,308)        (64,230)
---------------------------------------------------------------------------------------------------------------
Capital Share Transactions--Note F
  Investor Shares                                        122,033       (276,645)        661,714         493,376
  Admiral Shares                                          21,721         367,842        261,445         215,497
  Institutional Shares                                    49,773        (87,464)        127,670         347,311
  VIPER Shares                                           28,082            6,094             --              --
---------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) from
    Capital Share Transactions                           221,609           9,827      1,050,829      1,056,184
---------------------------------------------------------------------------------------------------------------
Total Increase (Decrease)                              (687,875)       (673,634)        409,098       1,000,255
---------------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                                  4,602,312       5,275,946      2,921,577       1,921,322
---------------------------------------------------------------------------------------------------------------
  End of Period                                      $ 3,914,437      $4,602,312     $3,330,675      $2,921,577
==============================================================================================================-

*Includes short-term gain distributions totaling $0, $15,519,000, $3,244,000, and $9,111,000, respectively. Short-term gain distributions are treated as ordinary income for tax purposes.

FINANCIAL HIGHLIGHTS

This table summarizes each fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.




EXTENDED  MARKET INDEX FUND INVESTOR SHARES
---------------------------------------------------------------------------------------------------------------
                                                                       Year Ended December 31,
                                                            ---------------------------------------------------
For a Share Outstanding Throughout Each Period              2002     2001     2000     1999      1998
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $23.09   $26.61   $37.07   $30.63    $30.76
---------------------------------------------------------------------------------------------------------------
Investment Operations
  Net Investment Income                                      .19     .203     .274     .297      .388
  Net Realized and Unrealized Gain (Loss) on Investments  (4.36)  (2.703)  (6.041)   10.101     2.025
---------------------------------------------------------------------------------------------------------------
Total from Investment Operations                          (4.17)  (2.500)  (5.767)   10.398     2.413
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                     (.18)   (.210)   (.263)   (.318)    (.373)
  Distributions from Realized Capital Gains                   --   (.810)  (4.430)  (3.640)   (2.170)
---------------------------------------------------------------------------------------------------------------
    Total Distributions                                    (.18)  (1.020)  (4.693)  (3.958)   (2.543)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $18.74   $23.09   $26.61   $37.07    $30.63
===============================================================================================================
Total Return*                                             -18.06%  -9.13%  -15.55%   36.22%     8.32%
===============================================================================================================
Ratios/Supplemental Data
  Net Assets, End of Period (Millions)                    $2,629   $3,115   $3,881   $4,221    $2,939
  Ratio of Total Expenses to Average Net Assets            0.26%    0.25%    0.25%    0.25%     0.23%
  Ratio of Net Investment Income to Average Net Assets     0.88%    0.88%    0.81%    1.04%     1.21%
  Portfolio Turnover Rate                                    17%      20%      33%      26%       27%
===============================================================================================================


*Total returns do not reflect the 0.25% transaction fee on purchases through March 31, 2000, or the $10 annual account maintenance fee applied on balances under $10,000.

EXTENDED MARKET INDEX FUND ADMIRAL SHARES
--------------------------------------------------------------------------------

                                                                     Nov. 13* to
                                                 Year Ended Dec. 31,    Dec. 31,
                                                 ------------------
For a Share Outstanding Throughout Each Period       2002       2001        2000
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $23.09     $26.61     $31.89
--------------------------------------------------------------------------------
Investment Operations
  Net Investment Income                              .201      .213       .050
  Net Realized and Unrealized Gain
  (Loss) on Investments                           (4.360)    (2.703)     (1.736)
--------------------------------------------------------------------------------
  Total from Investment Operations                (4.159)    (2.490)    (1.686)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income             (.191)     (.220)      (.274)
  Distributions from Realized Capital Gains            --     (.810)     (3.320)
--------------------------------------------------------------------------------
  Total Distributions                              (.191)    (1.030)     (3.594)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $18.74     $23.09      $26.61
================================================================================
Total Return                                      -18.02%     -9.09%      -4.30%
================================================================================
Ratios/Supplemental Data
  Net Assets, End of Period (Millions)               $611       $735        $441
  Ratio of Total Expenses to Average Net Assets 0.20% 0.20% 0.20%** Ratio of Net Investment Income
     to Average Net Assets                          0.94%      0.94%     1.23%**
  Portfolio Turnover Rate                             17%        20%         33%
================================================================================
*Inception.
**Annualized.

EXTENDED MARKET INDEX FUND INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
                                                         Year Ended December 31,

For a Share Outstanding Throughout Each Period                          2002     2001      2000       1999     1998
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $23.09   $26.62    $37.09     $30.63   $30.76
--------------------------------------------------------------------------------------------------------------------
Investment Operations
  Net Investment Income                                                  .22     .228      .313       .363     .427
  Net Realized and Unrealized Gain (Loss) on Investments              (4.36)  (2.703)   (6.041)     10.101    2.025
--------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                  (4.14)  (2.475)   (5.728)     10.464    2.452
--------------------------------------------------------------------------------------------------------------------
Distributions
  Dividends from Net Investment Income                                 (.21)   (.245)    (.312)     (.364)   (.412)
  Distributions from Realized Capital Gains                               --   (.810)   (4.430)    (3.640)  (2.170)
--------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                (.21)  (1.055)   (4.742)    (4.004)  (2.582)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $18.74   $23.09    $26.62     $37.09   $30.63
===================================================================================================================
Total Return*                                                        -17.93%   -9.03%   -15.41%     36.45%    8.45%

Ratios/Supplemental Data
  Net Assets, End of Period (Millions)                                  $644     $746      $954       $870     $456
  Ratio of Total Expenses to Average Net Assets                        0.10%    0.10%     0.10%      0.10%    0.10%
  Ratio of Net Investment Income to Average Net Assets                 1.05%    1.02%     0.96%      1.18%    1.34%
  Portfolio Turnover Rate                                                17%      20%       33%        26%      27%
===================================================================================================================

*Total returns do not reflect the 0.25% transaction fee on purchases through March 31, 2000.

Extended Market Index Fund VIPER Shares
--------------------------------------------------------------------------------
                                                       Year Ended    Dec. 27* to
                                                         Dec. 31,       Dec. 31,
For a Share Outstanding Throughout Each Period               2002           2001
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $60.99         $60.94
--------------------------------------------------------------------------------
Investment Operations
  Net Investment Income .566 --
  Net Realized and Unrealized Gain (Loss) on Investments (11.561)            .05
--------------------------------------------------------------------------------
    Total from Investment Operations                     (10.995)            .05
--------------------------------------------------------------------------------
Distributions
  Dividends from Net Investment Income                     (.535)             --
  Distributions from Realized Capital Gains                    --             --
--------------------------------------------------------------------------------
    Total Distributions                                    (.535)             --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $49.46         $60.99
================================================================================
Total Return                                              -18.04%          0.08%
================================================================================
Ratios/Supplemental Data
  Net Assets, End of Period (Millions)                        $30             $6
  Ratio of Total Expenses to Average Net Assets             0.20%        0.20%**
  Ratio of Net Investment Income to Average Net Assets      1.04%        0.54%**
  Portfolio Turnover Rate                                     17%            20%
================================================================================
*Inception.
**Annualized.


Financial Highlights (continued)
Mid-Cap Index Fund Investor Shares


                                                                                        Apr. 20* to
                                                                Year Ended December 31,                   Dec. 31,
For a Share Outstanding Throughout Each Period                            2002     2001     2000     1999      1998
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $11.81   $12.21   $11.30   $10.79    $10.00
-------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                                   .088     .081     .071     .073      .053
  Net Realized and Unrealized Gain (Loss) on Investments               (1.798)   (.166)    1.897    1.448      .840
-------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                   (1.710)   (.085)    1.968    1.521      .893
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                                  (.093)   (.070)   (.078)   (.076)    (.053)
  Distributions from Realized Capital Gains                             (.127)   (.245)   (.980)   (.935)    (.050)
    Total Distributions                                                 (.220)   (.315)  (1.058)  (1.011)    (.103)
===================================================================================================================
Net Asset Value, End of Period                                          $ 9.88   $11.81   $12.21   $11.30    $10.79

Total Return**                                                         -14.61%   -0.50%   18.10%   15.32%     8.55%

Ratios/Supplemental Data
  Net Assets, End of Period (Millions)                                  $2,267   $2,049   $1,614     $605      $206
  Ratio of Total Expenses to Average Net Assets                          0.26%    0.25%    0.25%    0.25%    0.25%Y
  Ratio of Net Investment Income to Average Net Assets                   0.85%    0.83%    0.90%    0.99%    1.19%Y
  Portfolio Turnover Rate                                                20%YY      24%      51%      38%       44%
===================================================================================================================

*Subscription period for the fund was April 20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement begins May 21, 1998.
**Total returns do not reflect the 0.25% transaction fee on purchases from inception through February 28, 1999, or the $10 annual account maintenance fee applied on balances under $10,000.
YAnnualized.
YYThe portfolio turnover rate excluding in-kind redemptions was 18%.

Mid-Cap Index Fund Admiral Shares

                                                     Year Ended      Nov. 12* to
                                                        Dec. 31,        Dec. 31,

For a Share Outstanding Throughout Each Period              2002            2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $53.56          $50.00
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income .431 .056
  Net Realized and Unrealized Gain (Loss) on Investments (8.154)           3.982
--------------------------------------------------------------------------------
Total from Investment Operations                         (7.723)           4.038
--------------------------------------------------------------------------------
Distributions
  Dividends from Net Investment Income                    (.451)          (.320)
  Distributions from Realized Capital Gains               (.576)          (.158)
--------------------------------------------------------------------------------
  Total Distributions                                    (1.027)          (.478)

NET ASSET VALUE, END OF PERIOD                            $44.81          $53.56
================================================================================
Total Return                                             -14.55%           8.06%
================================================================================
Ratios/Supplemental Data
  Net Assets, End of Period (Millions)                      $411            $223
  Ratio of Total Expenses to Average Net Assets            0.18%         0.20%**
  Ratio of Net Investment Income to Average Net Assets     0.94%         0.86%**
  Portfolio Turnover Rate                                   20%Y             24%
================================================================================
*Inception.
**Annualized.
YThe portfolio turnover rate excluding in-kind redemptions was 18%.

FINANCIAL HIGHLIGHTS (CONTINUED)
MID-CAP INDEX FUND INSTITUTIONAL SHARES
-------------------------------------------------------------------------------------------------------------------

                                                                                                         May 20* to
                                                                          Year Ended December 31,          Dec. 31,
                                                                         ------------------------
For a Share Outstanding Throughout Each Period                            2002     2001     2000     1999      1998
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                    $11.83   $12.23   $11.30   $10.79    $10.03
------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                                   .103     .097     .081     .083      .055
  Net Realized and Unrealized Gain (Loss) on Investments                1.798)   (.166)    1.918    1.448      .814
-------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                   (1.695)   (.069)    1.999    1.531      .869
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                                  (.108)   (.086)   (.089)   (.086)    (.059)
  Distributions from Realized Capital Gains                             (.127)   (.245)   (.980)   (.935)    (.050)
-------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                 (.235)   (.331)  (1.069)  (1.021)    (.109)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                          $ 9.90   $11.83   $12.23   $11.30    $10.79
===================================================================================================================
Total Return**                                                         -14.45%   -0.37%   18.39%   15.41%     8.61%
===================================================================================================================
Ratios/Supplemental Data
  Net Assets, End of Period (Millions)                                    $653     $650     $307     $143       $39
  Ratio of Total Expenses to Average Net Assets                          0.10%    0.10%    0.12%    0.12%    0.12%Y
  Ratio of Net Investment Income to Average Net Assets                   1.01%    1.00%    1.03%    1.11%    1.30%Y
  Portfolio Turnover Rate                                                20%YY      24%      51%      38%       44%
===================================================================================================================

*Initial share purchase date. Subscription period for the fund was April 20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement begins May 21, 1998.
**Total returns do not reflect the 0.25% transaction fee on purchases from inception through February 28, 1999.
YAnnualized.
YYThe portfolio turnover rate excluding in-kind redemptions was 18%.

Notes to Financial Statements

Vanguard Extended Market Index and Mid-Cap Index Funds are registered under the Investment Company Act of 1940 as open-end investment companies, or mutual funds. The Extended Market Index Fund offers four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and VIPER Shares. The Mid-Cap Index Fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund's minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $10 million. VIPER Shares were first issued on December 27, 2001, and first offered to the public on January 4, 2002. VIPER Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.


A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

     1. Security Valuation: Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices are taken from the primary market in which each security trades. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued by methods deemed by the board of trustees to represent fair value.

     2. Futures Contracts: The funds use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. Both funds use S&P MidCap 400 Index futures contracts; the Extended Market Index Fund also uses Russell 2000 Index futures contracts. A fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. A fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

     Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

     3. Repurchase Agreements: The funds, along with other members of The Vanguard Group, transfer uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     4. Federal Income Taxes: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

     5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

     6. Other: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

     Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxies. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2002, the funds had contributed capital to Vanguard (included in Other Assets) of:

--------------------------------------------------------------------------------
                                        CONTRIBUTION  PERCENTAGE   PERCENTAGE OF
                                        TO VANGUARD      OF FUND      VANGUARD'S
--------------------------------------------------------------------------------
INDEX FUND                                     (000)  Net Assets  Capitalization
--------------------------------------------------------------------------------
Extended Market                                 $751        0.02%          0.75%
Mid-Cap                                          636        0.02           0.64
--------------------------------------------------------------------------------
The funds' trustees and officers are also directors and officers of Vanguard.


C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

     During the year ended December 31, 2002, the Mid-Cap Index Fund realized $20,476,000 of net capital gains resulting from in-kind redemptions--in which shareholders exchange fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital. The Mid-Cap Index Fund also used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from net investment income and realized capital gains. Accordingly, the fund has reclassified $1,575,000 from undistributed net investment income, and $2,146,000 from accumulated net realized gains, to paid-in capital.

     At December 31, 2002, the funds had the following tax-basis amounts available for distribution and capital losses available to offset future net capital gains:

--------------------------------------------------------------------------------
                Amount Available
                for Distribution                                Capital Losses

Ordinary Long-Term Expiration:  Fiscal Income Capital Gain Amount Year(s) Ending
Index       Fund       (000)        (000)        (000)        December        31
--------------------------------------------------------------------------------
Extended  Market  $401  --  $264,519   2009-2011   Mid-Cap  (1,093)*  --  --  --
--------------------------------------------------------------------------------
*Amount of the fund's December 2002 dividend payable in January 2003 that will be used to reduce required 2003 ordinary income dividends.


At December 31, 2002, net unrealized depreciation of investment securities for tax purposes was:

--------------------------------------------------------------------------------
                                                   (000)

                                                                  Net Unrealized
                          Appreciated           Depreciated         Appreciation
Index Fund                 Securities            Securities       (Depreciation)
--------------------------------------------------------------------------------
Extended Market              $882,658           $(2,399,624)        $(1,516,966)
Mid-Cap                       269,096              (896,322)           (627,226)
--------------------------------------------------------------------------------
At December 31, 2002, the aggregate settlement value of open futures contracts expiring in March 2003 and the related unrealized depreciation were:

--------------------------------------------------------------------------------
                                                       (000)
--------------------------------------------------------------------------------
                                                     Aggregate        Unrealized
                                      Number of     Settlement      Appreciation
Index Fund/Futures Contracts     Long Contracts          Value    (Depreciation)

Extended Market/
  S&P MidCap 400 Index                   132          $28,373             $(263)
  Russell 2000 Index                     149           28,549              (549)
Mid-Cap/
  S&P MidCap 400 Index                   107           23,000              (161)

Unrealized depreciation on open futures contracts is required to be treated as realized loss for tax purposes.

D. During the year ended December 31, 2002, purchases and sales of investment securities other than temporary cash investments were:

--------------------------------------------------------------------------------
                                                                (000)
--------------------------------------------------------------------------------
Index Fund                                             Purchases           Sales
--------------------------------------------------------------------------------
Extended Market                                        $ 885,327        $704,917
 Mid-Cap                                               1,678,438         664,149
--------------------------------------------------------------------------------

E. The market value of securities on loan to broker/dealers at December 31, 2002, and collateral received with respect to such loans were:

--------------------------------------------------------------------------------
                                                                (000)
--------------------------------------------------------------------------------
                                                     Market Value           Cash
                                                        of Loaned     Collateral
Index Fund                                             Securities       Received
--------------------------------------------------------------------------------
Extended Market                               $93,065                   $123,920
Mid-Cap                                        46,339                     49,304
--------------------------------------------------------------------------------

The funds invest cash collateral received in repurchase agreements, and record a liability for the return of the collateral, during the period the securities are on loan.

F. Capital share transactions for each class of shares were:
--------------------------------------------------------------------------------


                                                                        YEAR ENDED DECEMBER 31,
                                                                                2002                    2001
                                                                           AMOUNT    SHARES       AMOUNT     SHARES
INDEX FUND                                                                  (000)     (000)        (000)      (000)
EXTENDED MARKET
Investor Shares
  Issued                                                                 $699,391    33,544    $ 727,483     31,370
  Issued in Lieu of Cash Distributions                                     22,749     1,208      131,597      6,046
  Redeemed                                                              (600,107)  (29,319)  (1,135,725)   (48,346)
    Net Increase (Decrease)--Investor Shares                              122,033     5,433    (276,645)   (10,930)

Admiral Shares
  Issued                                                                  217,397    10,455      501,193     21,176
  Issued in Lieu of Cash Distributions                                      5,147       273       22,281      1,021
  Redeemed                                                              (200,823)   (9,993)    (155,632)    (6,918)
    Net Increase (Decrease)--Admiral Shares                                21,721       735      367,842     15,279

Institutional Shares
  Issued                                                                  265,407    12,612      218,134      9,578
  Issued in Lieu of Cash Distributions                                      6,005       319       29,404      1,350
  Redeemed                                                              (221,639)  (10,859)    (335,002)   (14,477)
    Net Increase (Decrease)--Institutional Shares                          49,773     2,072     (87,464)    (3,549)

VIPER Shares
  Issued                                                                   28,082       511        6,094        100
  Issued in Lieu of Cash Distributions                                         --        --           --         --
  Redeemed                                                                     --        --           --         --
    Net Increase (Decrease)--VIPER Shares                                  28,082       511        6,094        100
-------------------------------------------------------------------------------------------------------------------
Mid-Cap

Investor Shares
  Issued                                                               $1,263,770   111,624   $1,136,312     98,181
  Issued in Lieu of Cash Distributions                                     42,143     3,986       45,956      4,156
  Redeemed                                                              (644,199)  (59,639)    (688,892)   (61,095)
    Net Increase (Decrease)--Investor Shares                              661,714    55,971      493,376     41,242

Admiral Shares
  Issued                                                                  406,131     7,971      216,530      4,190
  Issued in Lieu of Cash Distributions                                     6,949        147        1,572         29
  Redeemed                                                              (151,635)   (3,124)      (2,605)       (50)
    Net Increase (Decrease)--Admiral Shares                               261,445     4,994      215,497      4,169

Institutional Shares
  Issued                                                                  343,553    31,481      448,946     39,033
  Issued in Lieu of Cash Distributions                                     11,623     1,094        9,834        871
  Redeemed                                                              (227,506)  (21,501)    (111,469)   (10,112)
    Net Increase (Decrease)--Institutional Shares                         127,670    11,074      347,311     29,792
-------------------------------------------------------------------------------------------------------------------

Report of Independent Accountants

To the Shareholders and Trustees of Vanguard U.S. Stock Index Funds:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Extended Market Index Fund and Mid-Cap Index Fund (separate funds of Vanguard U.S. Stock Index Funds, hereafter referred to as the "Funds") at December 31, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 5, 2003
Special 2002 Tax Information

(unaudited) for Vanguard U.S. Stock Index Funds (Mid-Capitalization Portfolios)

This information for the fiscal year ended December 31, 2002, is included pursuant to provisions of the Internal Revenue Code.
     The Mid-Cap Index Fund distributed $36,180,000 as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year, all of which is designated as a 20% rate gain distribution.
     For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

--------------------------------------------------------------------------------
Index Fund                                                            Percentage
--------------------------------------------------------------------------------
Extended Market                                                            78.1%
Mid-Cap                                                                   100
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Investing Is Fast and Easy on Vanguard.com

If you're like many Vanguard investors, you believe in planning and taking control of your own investments. Vanguard.com(R) was built for you--and it's getting better all the time.

Manage Your Investments With Ease
Log on to Vanguard.com and:

* See what you own (at Vanguard and elsewhere) and how you're doing by using our Consolidated View(TM) tool.
*    Check your overall asset allocation, no matter where your assets are held.
*    Compare your holdings with industry benchmarks.

*    Analyze your personal performance.

* Invest online and even manage the mail you get from us. (Prefer to get fund reports like this one online? Just let us know!)

* Set up a Watch List to make it easy to track funds and securities of interest.


Plan Your Investments With

Confidence Go to our PLANNING & Advice and Research Funds & Stocks sections and:

* Take our Investor Questionnaire to find out what asset allocation might best suit your needs.
*    Find out how much you should save for retirement and for college costs.
* Discover how investment costs affect your bottom line by using our Compare Fund Costs tool.
* Find out how to maximize your after-tax returns in our PlainTalk(R) guide Be a Tax-Savvy Investor.
*    Attend our quarterly PlainTalk webcasts on investing.


Find out what Vanguard.com can do for you. Log on today!

--------------------------------------------------------------------------------
CAPITALIZE ON YOUR IRA

Are you taking full advantage of your individual retirement account? You really should be. The contribution limits on IRAs were recently raised, making these tax-deferred accounts more powerful options for retirement savers.
     Here's how you can exploit your IRA--and improve your chances of having the retirement of your dreams.

* Contribute the maximum amount each year.
It may be an obvious point, but if you invest as much in your IRA as the law allows--currently $3,000 per tax year if you are under age 50 and $3,500 if you are age 50 or over--you will increase the odds of meeting your retirement goals. "Max out" every year you can.

* Make it automatic.
Put your IRA on autopilot by taking advantage of Vanguard's Automatic Investment Plan. Your IRA contributions will be deducted from your bank account on a schedule of your choosing, making retirement investing a healthy habit.

* Consider cost.
The owners of low-cost investments keep a larger portion of their gross returns than the owners of high-cost investments. Over the long term, avoiding costlier mutual funds and brokerage commissions could significantly boost your retirement savings. Our low costs are one reason a Vanguard IRA(R) is such a smart choice.

* Request a direct rollover when you change jobs.
Don't spend your retirement assets before you've retired. When you change jobs, roll your 401(k) or other employer-sponsored retirement plan assets directly into your IRA.

     If you have questions about your IRA, want to transfer an IRA from another institution to Vanguard, or need help with any other IRA transaction, call our Retirement Resource Center at 1-800-205-6189 or visit Vanguard.com. You can open or fund your IRA on our website, and have a confirmation in your hand within minutes.

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.
     A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.
     Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the


-----------------------------------------------------------------------------------------------------------------------------------
NAME                    POSITION(S) HELD WITH FUND
(DATE OF BIRTH)         (NUMBER OF VANGUARD FUNDS
TRUSTEE/OFFICER SINCE   OVERSEEN BY TRUSTEE)            PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
                       Chairman of the Board,           Chairman of the Board, Chief Executive Officer, and
JOHN J. BRENNAN*       Chief Executive Officer,         Director/Trustee of The Vanguard Group, Inc., and of each of the investment
(July 29, 1954)        and Trustee                      companies served by The Vanguard Group.
May 1987               (112)
-----------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES
CHARLES D. ELLIS       Trustee                          The Partners of '63 (pro bono ventures in education); Senior Adviser
(October 23, 1937)     (112)                            to Greenwich Associates (international business-strategy consulting);
January 2001                                            Successor Trustee of Yale University; Overseer of the Stern School of
                                                        Business at New York University; Trustee of the Whitehead Institute
                                                        for Biomedical Research.
-----------------------------------------------------------------------------------------------------------------------------------
RAJIV L. GUPTA         Trustee                          Chairman and Chief Executive Officer (since October 1999), Vice
(December 23, 1945)    (90)                             Chairman (January-September 1999), and Vice President (prior to
December 2001                                           December 2001 September 1999) of Rohm and Haas Co. (chemicals); Director of Technitrol, Inc. (electronic components), and Agere Systems
                                                        (communications components); Board Member of the American Chemistry
                                                        Council; and Trustee of Drexel University.
-----------------------------------------------------------------------------------------------------------------------------------
JOANN HEFFERNAN HEISEN Trustee                          Vice President, Chief Information Officer, and Member of the Executive
(January 25, 1950)     (112)                            Committee of Johnson & Johnson (pharmaceuticals/consumer products);
July 1998                                               Director of the Medical Center at Princeton and Women's Research
                                                        and Education Institute.
-----------------------------------------------------------------------------------------------------------------------------------
BURTON G. MALKIEL      Trustee                          Chemical Bank Chairman's Professor of Economics, Princeton
(August 28, 1932)      (110)                            University; Director of Prudential Insurance Co. of America, BKF Capital
May 1977                                                (investment management), The Jeffrey Co. (a holding company), and NeuVis,
                                                        Inc. (a software company).
-----------------------------------------------------------------------------------------------------------------------------------
ALFRED M. RANKIN, JR.  Trustee                          Chairman, President, Chief Executive Officer, and Director of NACCO
(October 8, 1941)      (112)                            Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich
                                                        January 1993 Corporation
                                                        (industrial
                                                        products/aircraft
                                                        systems and services);
                                                        Director of the Standard
                                                        Products Company (a
                                                        supplier for the
                                                        automotive industry)
                                                        until 1998.
-----------------------------------------------------------------------------------------------------------------------------------
J. LAWRENCE WILSON     Trustee                          Retired Chairman and Chief Executive Officer of Rohm and Haas Co.
(March 2, 1936)        (112)                            (chemicals); Director of Cummins Inc. (diesel engines), The Mead
                                                        April 1985 Corp. (paper products), and AmerisourceBergen Corp.
                                                        (pharmaceutical distribution); Trustee of Vanderbilt University.

activities of the funds. Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

     Each trustee serves a fund until its termination; or until the trustee's retirement, resignation, or death; or otherwise as specified in the fund's organizational documents. Any trustee may be removed at a shareholders' meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

-----------------------------------------------------------------------------------------------------------------------------------
NAME                    POSITION(S) HELD WITH FUND
(DATE OF BIRTH)         (NUMBER OF VANGUARD FUNDS
TRUSTEE/OFFICER SINCE   OVERSEEN BY TRUSTEE)            PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
R. GREGORY BARTON      Secretary                        Managing Director and General Counsel of The Vanguard Group, Inc.
(April 25, 1951)       (112)                            (since September 1997); Secretary of The Vanguard Group, and of each
June 2001                                               of the investment companies served by The Vanguard Group; Principal of The Vanguard Group (prior to September 1997).
-----------------------------------------------------------------------------------------------------------------------------------
THOMAS J. HIGGINS      Treasurer                        Principal of The Vanguard Group, Inc.; Treasurer of each of the investment
(May 21, 1957)         (112)                            companies served by The Vanguard Group.
July 1998
-----------------------------------------------------------------------------------------------------------------------------------

*Officers of the funds are "interested persons" as defined in the Investment Company Act of 1940.


More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.

VANGUARD SENIOR MANAGEMENT TEAM
MORTIMOR J. BUCKLEY, Information Technology.
JAMES H. GATELY, Director Investor Services.
KATHLEEN C. GUBANICH, Human Resources.
IAN A. MACKINNON, Fixed Income Group.
F. WILLIAM MCNABB, III, Instititional Investor Group.
MICHAEL S. MILLER, Planning and Developement.
RALPH K. PACKARD, Chief Finanaicl Officer.
GEORGE U. SAUTER, Quantitative Equity Group.
--------------------------------------------------------------------------------

JOHN C. BOGLE, Founder; Chairman and Chief Executive Officer, 1974-1996.
--------------------------------------------------------------------------------

Vanguard,  The  Vanguard  Group,   Vanguard.com,   Admiral,   Explorer,  Morgan,
LifeStrategy,   STAR,  Wellesley,   Wellington,   Windsor,   Consolidated  View,
PlainTalk, and the ship logo are trademarks of The Vanguard Group, Inc.

S&P 500(R) and S&P MidCap 400 are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the funds.

All other marks are the exclusive property of their respective owners.

[SHIP]
[THE VANGUARD GROUP LOGO]
Post Office Box 2600
Valley Forge, PA 19482-2600


ABOUT OUR COVER
The photographs of the sails and ship that appear on the cover of this report are copyrighted by Michael Kahn.

FOR MORE INFORMATION
This report is intended for the fund's shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.
     To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the fund or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com(R). Prospectuses may also be viewed online.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

WORLD WIDE WEB
www.vanguard.com

FUND INFORMATION
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ACCOUNT SERVICES
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(C)2002 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

Q980 022003

VANGUARD(R) U.S. STOCK INDEX FUNDS
SMALL-CAPITALIZATION PORTFOLIOS
  ANNUAL REPORT * DECEMBER 31, 2002

Vanguard Small-Cap Index Fund

Vanguard Small-Cap Growth Index Fund

Vanguard Small-Cap Value Index Fund

THE VANGUARD GROUP(R)

EARNING YOUR TRUST EVERY DAY

     The past two years brought news of too many corporate scandals, with tales of greed and deception tarnishing Enron, Arthur Andersen, and WorldCom, among others.

     Given the questionable business dealings at some high-profile companies, investors can hardly be blamed for wondering whom they can trust.

     Vanguard is a name that should stand out. Why?

     Our unique corporate structure--The Vanguard Group is owned by each of its independently operated mutual funds and is charged with solely serving the funds' shareholders--ensures that our interests are aligned with yours. We have no other constituency to serve.

     We are client-focused because, quite frankly, it makes good business sense. Your trust is our most valuable asset, and every one of our crew members understands that his or her actions must meet the highest standards of ethical behavior and fiduciary responsibility.

     When you assess the combination of our organizational structure, the independent nature of each of our funds, our long track record of conducting business with integrity, and our total commitment to ethical behavior, we hope you will feel completely secure in entrusting your assets to us. There is no better place for them.


--JOHN J. BRENNAN
/S/ JOHN J. BRENNAN
CHAIRMAN AND CHIEF EXECUTIVE OFFICER

SUMMARY

* In fiscal 2002, Vanguard's small-capitalization index funds posted total returns that ranged from -14.0% to -20.0%.

* Vanguard Small-Cap Growth Index Fund outpaced its average competitor by more than 14 percentage points, but the two other small-cap funds lagged their respective peers.

* For the third consecutive year, small-cap stocks outpaced the broader stock market, but the margin was slim.


CONTENTS

1  Letter from the Chairman
7  Fund Profiles
10 Glossary of Investment Terms
11 Performance Summaries
14 Your Fund's After-Tax Returns
15 Results of Proxy Voting
17 Financial Statements
61 Advantages of Vanguard.com

LETTER FROM THE CHAIRMAN

Fellow Shareholder,

A rally during the final months of 2002 did not prevent the broad stock market from posting its third consecutive yearly decline. Small-capitalization stocks once again outpaced the broad market, but this time the advantage was slim. Though Vanguard's three small-cap index funds met their objectives of closely tracking their target indexes, their benchmarks posted double-digit declines. We commend you for your patience and loyalty during these difficult times.

--------------------------------------------------------------------------------
2002 TOTAL RETURNS                                                    YEAR ENDED
                                                                     DECEMBER 31
--------------------------------------------------------------------------------
VANGUARD SMALL-CAP INDEX FUND
  Investor Shares                                                         -20.0%
  Admiral Shares                                                          -19.9
  Institutional Shares                                                    -19.9
Average Small-Cap Core Fund*                                              -18.2
Russell 2000 Index                                                        -20.5
--------------------------------------------------------------------------------
VANGUARD SMALL-CAP GROWTH INDEX FUND
  Investor Shares                                                         -15.4%
  Institutional Shares                                                    -15.3
Average Small-Cap Growth Fund*                                            -29.7
S&P SmallCap 600/Barra Growth Index                                       -15.4
--------------------------------------------------------------------------------
VANGUARD SMALL-CAP VALUE INDEX FUND
  Investor Shares                                                         -14.2%
  Institutional Shares                                                    -14.0
Average Small-Cap Value Fund*                                             -10.3
S&P SmallCap 600/Barra Value Index                                        -14.5
--------------------------------------------------------------------------------
*Derived from data provided by Lipper Inc.

     The table at left shows the 12-month total returns (capital change plus reinvested distributions) for the funds' various share classes, their average mutual fund peers, and the unmanaged indexes.

     In relative terms, Vanguard(R) Small-Cap Growth Index Fund had a solid year--the -15.4% return of its Investor Shares was about half the -29.7% decline of its average peer. Vanguard(R) Small-Cap Index Fund and Vanguard(R) Small-Cap Value Index Fund lagged the returns of their average competitors by less than 2 and 4 percentage points, respectively.

     Each fund's total returns are based on the change in net asset value during the year and reflect income dividends and capital gains distributions. The table on page 6 provides details. If you hold the fund in a taxable account, you may wish to review the after-tax returns shown on page 14.

AMID CORPORATE SCANDALS, STOCKS FELL FOR A THIRD CONSECUTIVE YEAR

Lawmakers, prosecutors, and securities-industry regulators ramped up their efforts to expose unethical

--------------------------------------------------------------------------------
ADMIRAL(TM) SHARES A LOWER-COST CLASS OF SHARES AVAILABLE TO MANY LONGTIME SHAREHOLDERS AND TO THOSE WITH SIGNIFICANT INVESTMENTS IN THE FUND.
--------------------------------------------------------------------------------
and illegal business practices in 2002. As revelations of fraudulent accounting practices mounted--helping to push a handful of well-known companies into bankruptcy--some investors lost confidence in the financial markets. Economic uncertainty, the threat of terrorism, and the prospect of war with Iraq also weighed on the nation.

--------------------------------------------------------------------------------
MARKET BAROMETER                                    AVERAGE ANNUAL TOTAL RETURNS
                                                 PERIODS ENDED DECEMBER 31, 2002
                                              ----------------------------------
                                                 ONE         THREE          FIVE
                                                YEAR         YEARS         YEARS
--------------------------------------------------------------------------------
STOCKS
Russell 1000 Index (Large-caps)               -21.7%        -14.2%         -0.6%
Russell 2000 Index (Small-caps)               -20.5          -7.5          -1.4
Wilshire 5000 Index (Entire market)           -20.9         -14.4          -0.9
MSCI All Country World Index Free
  ex USA (International)                      -14.7         -16.4          -2.7
--------------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index                    10.3%         10.1%          7.5%
  (Broad taxable market)
Lehman Municipal Bond Index                     9.6           8.8           6.1
Salomon Smith Barney 3-Month
  U.S. Treasury Bill Index                      1.7           3.9           4.3
--------------------------------------------------------------------------------
CPI
Consumer Price Index                            2.4%          2.4%          2.3%
--------------------------------------------------------------------------------

     It was all too much for the stock market, which skidded -20.9% as measured by the Wilshire 5000 Total Market Index. Share prices declined -22.0%--their worst calendar-year performance since 1974--while dividends provided an income return of just 1.1%. The three down years made for the longest bear market since 1939-1941.

     Stocks of all kinds declined. Growth stocks--shares in companies that are expected to increase their earnings quickly--plunged -28.0%, according to the Russell 3000 Growth Index. Value stocks also proved disappointing: The Russell 3000 Value Index fell -15.2%.

     Sorted by market capitalization, the declines were more uniform. Large-cap stocks, as measured by the Russell 1000 Index, sank -21.7%. Small-caps, as measured by the Russell 2000 Index, dropped -20.5%.

THE ECONOMY BEGAN TO GROW AGAIN, SLOWLY; BONDS SHONE ONCE MORE

Although the stock market seemed oblivious, the recession of 2001 gave way to halting economic growth in 2002. The production of goods and services rebounded nicely in the first quarter, only to decelerate in the second quarter. This
pattern   reappeared  in  the  second  half  of  the  year:  The  nation's  real
(inflation-adjusted) gross domestic product grew at an annual rate of 4.0% between July and September, but lackluster holiday sales restrained growth in the fourth quarter to 0.7%.

     Growth in corporate earnings remained sluggish. The companies in the Standard & Poor's 500 Index recorded combined quarterly per-share profits of $11-$12, well off their first-quarter 2000 peak of $16. As a result, business spending on new plants, equipment, and technology remained weak.

Employers also pinched their payrolls; in the fall, unemployment stood at 6%, an eight-year high.

     Interest rates dropped, leading to a mortgage refinancing boom that supported consumer spending. The yield of the 3-month Treasury bill fell 53 basis points (0.53 percentage point) to 1.19% as of December 31, while the yield of the 10-year Treasury note declined 124 basis points to 3.81%.

     The Lehman Brothers Aggregate Bond Index, which tracks the market for taxable investment-grade bonds, returned 10.3% for the year.

TECHNOLOGY STOCKS WERE AGAIN THE CULPRIT

The decline in stocks was widespread across industry sectors. Within the Small-Cap Index Fund, only 2 out of 12 sectors had modest positive returns during the year. The 10 others posted double-digit declines. As in the previous two years, technology stocks were the hardest hit, collectively returning -46% during 2002--a result that would have been even worse had it not been for a rally in October and November. Three other sectors--health care, consumer discretionary (including retailers, restaurants, leisure-related companies), and producer durables (aerospace, construction, and machinery firms, among others)-- also dragged down the fund's performance.

     The same sectors (particularly tech) proved to be the largest detractors for the Small-Cap Growth Index Fund. However, for the Small-Cap Value Index Fund, materials and processing (chemical and paper manufacturers, mining companies, etc.) and producer durables had a larger negative impact than technology.

--------------------------------------------------------------------------------
TEN OUT OF TWELVE SECTORS WITHIN THE RUSSELL 2000 INDEX HAD DOUBLE-DIGIT DECLINES, WITH TECH STOCKS AMONG THE HARDEST HIT.
--------------------------------------------------------------------------------

     Returns varied between our funds and their average peers in part because of the construction of the funds' target indexes. The Small-Cap Index Fund tracks the Russell 2000 Index, which is updated annually based strictly on market cap levels. (Note that during the summer of 2002, the fund transitioned from the "sampling" method of indexing to "replication," meaning it now holds all the stocks in the index.)

     In contrast, the Small-Cap Growth and Value Index Funds track the S&P SmallCap 600/Barra Growth and Value Indexes, which exclude stocks of companies with less than three years of operating history and four quarters of profits. Hence, these two funds did not hold some of the more speculative stocks that have plummeted over the past three years. (This also means the two funds did not enjoy the run-up in prices of these stocks before the March 2000 peak.) The absence of such stocks explains these funds' superior 12-month returns relative to the Small-Cap Index Fund. It also partly explains why the

Small-Cap Growth Index Fund outperformed its average peer fund. The Small-Cap Value Index Fund, however, lagged its average peer, primarily because its target index has little exposure to real estate stocks--one of the few industries whose returns stayed in the black.

A MIXED LONG-TERM RECORD

Over longer periods, our funds have provided better absolute returns. The table below shows annualized returns over the past decade for the Small-Cap Index Fund and since inception for the other two funds. It also shows annualized returns for the funds' benchmarks, along with the results of hypothetical $10,000 initial investments made in each.

--------------------------------------------------------------------------------
TOTAL RETURNS                                                      PERIODS ENDED
                                                              DECEMBER 31, 2002*
                                                    ----------------------------
                                             AVERAGE              FINAL VALUE OF
                                              ANNUAL                   A $10,000
                                              RETURN          INITIAL INVESTMENT
--------------------------------------------------------------------------------
Small-Cap Index Fund
  Investor Shares                               8.0%                     $21,535
Average Small-Cap Core Fund                    10.0                       25,939
Russell 2000 Index                              7.2                       19,959
--------------------------------------------------------------------------------
Small-Cap Growth Index Fund
  Investor Shares                              -0.6%                      $9,728
Average Small-Cap Growth Fund                  -1.5                        9,309
S&P SmallCap 600/Barra
  Growth Index                                 -1.0                        9,558
--------------------------------------------------------------------------------
Small-Cap Value Index Fund
  Investor Shares                               1.6%                     $10,756
Average Small-Cap Value Fund                    2.3                       11,099
S&P SmallCap 600/Barra
  Value Index                                   1.0                       10,448
--------------------------------------------------------------------------------
*Ten years for the Small-Cap Index Fund. For the Small-Cap Growth and Small-Cap Value Index Funds, the returns are annualized since May 21, 1998, the funds' inception date.

     All three Vanguard funds outpaced their target indexes--which is no mean accomplishment. That performance is a tribute to the skilled management provided by our adviser, Vanguard's Quantitative Equity Group. Ordinarily, because of real-world operating costs, an index fund can be expected to trail its target by roughly the amount of the fund's expense ratio (annual operating costs as a percentage of average net assets). Certainly Vanguard's low costs have helped to keep the gap narrow. In 2002, the funds' expense ratios ranged from 0.27% for Investor Shares to 0.10% for Institutional Shares. (In contrast, expense ratios for the average peer funds ranged from 1.40% to 1.65%--5 to 16 times those of our funds.)

     While our funds' performances relative to those of their target indexes were superior, our funds' long-term records versus their average competitors were mixed, with only the Small-Cap Growth Index Fund outpacing its average peer fund. Again, differing construction of the target indexes partly explains the discrepant performances.

     Regardless of the methodology used in index composition, the indexing approach has advantages--diversification, disciplined investment strategies, predictable performance relative to the market, low turnover, and low costs--that mean more of the market's return goes into your pocket and less to taxes and to the fund management company.

PREPARE FOR THE BEST--AND FOR THE WORST

Is the worst over? The stock market's fourth-quarter rally was encouraging, but the truth is that no one knows what the markets' future returns will be. That uncertainty doesn't make us powerless; it puts a premium on sensible planning. That's why Vanguard advocates a balanced investment approach that includes stock, bond, and money market funds in allocations appropriate for your goals and unique financial circumstances. Diversification among asset classes is the best way to manage investment risk while still positioning your portfolio to take advantage of the markets' long-term rewards.

     It's also important to diversify within the different asset classes. Vanguard's small-cap index funds are fine components for an equity portfolio that also includes large-cap and international stocks.

     By following these simple principles, all investors--whether they are individuals just starting to invest or institutions with millions of dollars in the market--enhance their ability to stick with an investment program through the tough times in order to profit from the better times that will inevitably come.


SINCERELY,
JOHN J. BRENNAN
/S/ JOHN J. BRENNAN
CHAIRMAN AND CHIEF EXECUTIVE OFFICER
JANUARY 15, 2003

--------------------------------------------------------------------------------
YOUR FUND'S PERFORMANCE AT A GLANCE          DECEMBER 31, 2001-DECEMBER 31, 2002
                                                     DISTRIBUTIONS PER SHARE
                                                    ----------------------------
                                  STARTING      ENDING       INCOME      CAPITAL
VANGUARD INDEX FUND            SHARE PRICE SHARE PRICE    DIVIDENDS        GAINS
--------------------------------------------------------------------------------
Small-Cap
  Investor Shares                   $19.82      $15.66       $0.192       $0.000
  Admiral Shares                     19.82       15.66        0.207        0.000
  Institutional Shares               19.82       15.66        0.219        0.000
--------------------------------------------------------------------------------
Small-Cap Growth
  Investor Shares                   $10.87       $9.17       $0.025       $0.000
  Institutional Shares               10.87        9.17        0.041        0.000
--------------------------------------------------------------------------------
Small-Cap Value
  Investor Shares                   $10.29       $8.52       $0.090       $0.276
  Institutional Shares               10.29        8.53        0.104        0.276
--------------------------------------------------------------------------------

FUND PROFILES                                            AS OF DECEMBER 31, 2002

These Profiles provide snapshots of the funds' characteristics, compared where appropriate with both an unmanaged target index and a broad market index. Key terms are defined on page 10.

SMALL-CAP INDEX FUND
--------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                                            TARGET         BROAD
                                                  FUND      INDEX*       INDEX**
--------------------------------------------------------------------------------
Number of Stocks                                 1,977       1,964         5,668
Median Market Cap                                $0.6B       $0.6B        $26.2B
Price/Earnings Ratio                             29.4x       29.5x         22.5x
Price/Book Ratio                                  1.7x        1.7x          2.4x
Yield                                                         1.5%          1.7%
  Investor Shares                                 1.3%
  Admiral Shares                                  1.4%
  Institutional Shares                            1.5%
Return on Equity                                 12.0%       12.0%         21.3%
Earnings Growth Rate                              6.3%        6.3%          7.5%
Foreign Holdings                                  0.2%        0.0%          0.3%
Turnover Rate                                      32%          --            --
Expense Ratio                                                   --            --
  Investor Shares                                0.27%
  Admiral Shares                                 0.18%
  Institutional Shares                           0.10%
Cash Investments                                  0.0%          --            --
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)

J.M. Smucker Co.                                                            0.3%
  (foods)
Covance, Inc.                                                               0.3
  (health products and services)
Scios, Inc.                                                                 0.3
  (pharmaceuticals)
Corinthian Colleges, Inc.                                                   0.2
  (educational services)
Del Monte Foods Co.                                                         0.2
  (foods)
Overture Services, Inc.                                                     0.2
  (media)
AGL Resources Inc.                                                          0.2
  (gas utilities)
Hilb, Rogal and Hamilton Co.                                                0.2
  (insurance)
Neurocrine Biosciences, Inc.                                                0.2
  (biotechnology)
Ametek Aerospace Products Inc.                                              0.2
  (manufacturing)
--------------------------------------------------------------------------------
Top Ten                                                                     2.3%
--------------------------------------------------------------------------------
The "Ten Largest Holdings" excludes any temporary cash investments and equity index products.

--------------------------------------------------------------------------------
VOLATILITY MEASURES
                                                     TARGET                BROAD
                                           FUND      INDEX*    FUND      INDEX**
--------------------------------------------------------------------------------
R-Squared                                  1.00        1.00    0.61         1.00
Beta                                       1.00        1.00    1.01         1.00

--------------------------------------------------------------------------------
INVESTMENT FOCUS

Market Cap      Small
Style           Blend
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR DIVERSIFICATION (% OF COMMON STOCKS)
                                                             TARGET        BROAD
                                                   FUND      INDEX*      INDEX**
--------------------------------------------------------------------------------
Auto & Transportation                              3.8%        3.8%         2.7%
Consumer Discretionary                             17.4        17.4         14.9
Consumer Staples                                    2.8         2.8          7.5
Financial Services                                 23.5        23.5         22.4
Health Care                                        12.3        12.4         14.1
Integrated Oils                                     0.0         0.0          3.7
Other Energy                                        4.0         4.0          2.2
Materials & Processing                              8.8         8.8          3.8
Producer Durables                                   8.2         8.2          4.0
Technology                                         13.4        13.4         12.8
Utilities                                           5.1         5.1          7.2
Other                                               0.7         0.6          4.7
--------------------------------------------------------------------------------
* Russell 2000 Index.
** Wilshire 5000 Index.

                                                            VISIT OUR WEBSITE AT
                                                                WWW.VANGUARD.COM
                                         FOR REGULARLY UPDATED FUND INFORMATION.

SMALL-CAP GROWTH INDEX FUND
--------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                                          TARGET           BROAD
                                                FUND      INDEX*         INDEX**
--------------------------------------------------------------------------------
Number of Stocks                                 211         210           5,668
Median Market Cap                              $1.0B       $1.0B          $26.2B
Price/Earnings Ratio                           23.0x       23.0x           22.5x
Price/Book Ratio                                3.0x        3.0x            2.4x
Yield                                                       0.7%            1.7%
  Investor Shares                               0.3%
  Institutional Shares                          0.5%
Return on Equity                               18.1%       18.1%           21.3%
Earnings Growth Rate                           19.1%       19.1%            7.5%
Foreign Holdings                                0.0%        0.0%            0.3%
Turnover Rate                                    61%          --              --
Expense Ratio                                                 --              --
  Investor Shares                              0.27%
  Institutional Shares                         0.10%
Cash Investments                                0.0%          --              --
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)

Cephalon, Inc.                                                              1.7%
  (biotechnology)
NVR, Inc.                                                                    1.5
  (real estate)
Alliant Techsystems, Inc.                                                    1.5
  (aerospace and defense)
Pogo Producing Co.                                                           1.4
  (oil)
Fair, Isaac & Co. Inc.                                                       1.3
  (financial services)
Harman International Industries, Inc.                                        1.2
  (consumer electronics)
Newfield Exploration Co.                                                     1.2
  (oil)
Zebra Technologies Corp. Class A                                             1.1
  (computer technology)
Coventry Health Care Inc.                                                    1.1
  (health products and services)
Cullen/Frost Bankers, Inc.                                                   1.0
  (banking)
--------------------------------------------------------------------------------
Top Ten                                                                    13.0%
--------------------------------------------------------------------------------
The "Ten Largest Holdings" excludes any temporary cash investments and equity index products.

--------------------------------------------------------------------------------
VOLATILITY MEASURES
                                                     TARGET                BROAD
                                           FUND      INDEX*     FUND     INDEX**
--------------------------------------------------------------------------------
R-Squared                                  1.00        1.00    0.54         1.00
Beta                                       1.00        1.00    1.02         1.00
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT FOCUS

Market Cap      Small
Style           Growth
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR DIVERSIFICATION (% OF COMMON STOCKS)
                                                             TARGET        BROAD
                                                   FUND      INDEX*      INDEX**
--------------------------------------------------------------------------------
Auto & Transportation                              6.8%        5.5%         2.7%
Consumer Discretionary                             23.3        23.8         14.9
Consumer Staples                                    2.4         2.8          7.5
Financial Services                                 14.2        14.1         22.4
Health Care                                        18.9        20.0         14.1
Integrated Oils                                     0.0         0.0          3.7
Other Energy                                        6.7         3.4          2.2
Materials & Processing                              5.7         6.9          3.8
Producer Durables                                  11.2        12.0          4.0
Technology                                          8.6         9.8         12.8
Utilities                                           2.2         1.7          7.2
Other                                               0.0         0.0          4.7
--------------------------------------------------------------------------------


*S&P SmallCap 600/Barra Growth Index.
**Wilshire 5000 Index.

SMALL-CAP VALUE INDEX FUND

--------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                                          TARGET           BROAD
                                                FUND      INDEX*         INDEX**
--------------------------------------------------------------------------------
Number of Stocks                                 390         390           5,668
Median Market Cap                              $0.6B       $0.6B          $26.2B
Price/Earnings Ratio                           19.0x       19.0x           22.5x
Price/Book Ratio                                1.3x        1.3x            2.4x
Yield                                                       1.4%            1.7%
  Investor Shares                               1.1%
  Institutional Shares                          1.3%
Return on Equity                               11.9%       11.9%           21.3%
Earnings Growth Rate                            4.7%        4.7%            7.5%
Foreign Holdings                                0.0%        0.0%            0.3%
Turnover Rate                                    57%          --              --
Expense Ratio                                                 --              --
  Investor Shares                              0.27%
  Institutional Shares                         0.10%
Cash Investments                                0.0%          --              --
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)

First American Corp.                                                        1.0%
  (securities brokers and services)
Washington Federal Inc.                                                      1.0
  (savings and loan)
Raymond James Financial, Inc.                                                0.9
  (securities brokers and services)
Toll Brothers, Inc.                                                          0.9
  (real estate)
Whitney Holdings Corp.                                                       0.8
  (banking)
Staten Island Bancorp, Inc.                                                  0.7
  (savings and loan)
The Timken Co.                                                               0.7
  (manufacturing)
Skyworks Solutions, Inc.                                                     0.7
  (electronics)
Piedmont Natural Gas, Inc.                                                   0.7
  (gas utilities)
Jefferies Group, Inc.                                                        0.7
  (securities brokers and services)
--------------------------------------------------------------------------------
Top Ten 8.1%
--------------------------------------------------------------------------------
The "Ten Largest Holdings" excludes any temporary cash investments and equity index products.

--------------------------------------------------------------------------------
VOLATILITY MEASURES
                                                     TARGET                BROAD
                                           FUND      INDEX*     FUND     INDEX**
--------------------------------------------------------------------------------
R-Squared                                  1.00        1.00     0.59        1.00
Beta                                       1.00        1.00     0.87        1.00

--------------------------------------------------------------------------------
INVESTMENT FOCUS

Market Cap      Small
Style           Value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR DIVERSIFICATION (% OF COMMON STOCKS)
                                                             TARGET        BROAD
                                                   FUND      INDEX*      INDEX**
--------------------------------------------------------------------------------
Auto & Transportation                              4.0%        5.9%         2.7%
Consumer Discretionary                             19.7        18.4         14.9
Consumer Staples                                    3.0         3.0          7.5
Financial Services                                 18.7        18.8         22.4
Health Care                                         5.9         4.4         14.1
Integrated Oils                                     0.0         0.0          3.7
Other Energy                                        5.3         8.4          2.2
Materials & Processing                             14.4        13.5          3.8
Producer Durables                                  12.4        10.9          4.0
Technology                                          9.5         9.0         12.8
Utilities                                           6.7         7.3          7.2
Other                                               0.4         0.4          4.7
--------------------------------------------------------------------------------

                                                            VISIT OUR WEBSITE AT
                                                                WWW.VANGUARD.COM
                                         FOR REGULARLY UPDATED FUND INFORMATION.


*S&P SmallCap 600/Barra Value Index.
**Wilshire 5000 Index.

GLOSSARY OF INVESTMENT TERMS

BETA. A measure of the magnitude of a fund's past share-price fluctuat ions in relation to the ups and downs of the fund's target index or an overall market index. Each index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 would have seen its share price rise or fall by 12% when the index rose or fell by 10%.
--------------------------------------------------------------------------------
CASH INVESTMENTS. The percentage of a fund's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts or other equity index products to simulate stock investment.
--------------------------------------------------------------------------------
EARNINGS GROWTH RATE. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
FOREIGN HOLDINGS. The percentage of a fund's equity assets represented by stocks or American Depositary Receipts of companies based outside the United States.
--------------------------------------------------------------------------------
MEDIAN MARKET CAP. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund's stocks, weighted by the proportion of the fund's assets invested in each stock. Stocks representing half of the fund's assets have market capitalizations above the median, and the rest are below it.
--------------------------------------------------------------------------------
PRICE/BOOK RATIO. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO. The ratio of a stock's current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company's future growth.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by the fund's target index or by an overall market index. If a fund's total returns were precisely synchronized with an index's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
RETURN ON EQUITY. The annual average rate of return generated by a company during the past five years for each dollar of shareholder's equity (net income divided by shareholder's equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.
--------------------------------------------------------------------------------
TURNOVER RATE. An indication of the fund's trading activity. Funds with high turnover rates incur higher transaction costs and are more likely to distribute capital gains (which are taxable to investors).
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's income from interest and dividends. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of dividends paid on stocks in the index.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARIES                                    AS OF DECEMBER 31, 2002

All of the returns in this report represent past performance, which cannot be used to predict future returns that may be achieved by the funds. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

SMALL-CAP INDEX FUND
--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE DECEMBER 31, 1992-DECEMBER 31, 2002

                SMALL-CAP   AVERAGE
               INDEX FUND SMALL-CAP  RUSSELL WILSHIRE
                      INV CORE FUND     2000     5000
--------------------------------------------------------------------------------
         199212     10000     10000    10000    10000
         199303     10498     10370    10427    10426
         199306     10661     10494    10655    10504
         199309     11535     11228    11587    10929
         199312     11870     11486    11891    11128
         199403     11636     11284    11575    10713
         199406     11242     10813    11124    10630
         199409     12029     11593    11897    11207
         199412     11810     11425    11674    11121
         199503     12377     12226    12212    12125
         199506     13528     13283    13357    13257
         199509     14875     14818    14676    14469
         199512     15204     15011    14994    15175
         199603     16047     15994    15759    16027
         199606     16944     17167    16548    16733
         199609     17051     17429    16604    17207
         199612     17959     17970    17467    18394
         199703     17066     17233    16564    18513
         199706     20023     20408    19249    21639
         199709     23149     23818    22114    23750
         199712     22375     22662    21373    24149
         199803     24647     25392    23523    27351
         199806     23405     24159    22426    27884
         199809     18691     18688    17908    24530
         199812     21790     21837    20829    29807
         199903     20569     20361    19699    30932
         199906     24094     24497    22763    33346
         199909     22632     23352    21324    31141
         199912     26831     28046    25257    36830
         200003     28675     31410    27045    38235
         200006     27770     31145    26022    36521
         200009     28010     31000    26309    36581
         200012     26116     29468    24492    32802
         200103     24423     29729    22899    28755
         200106     28091     34163    26171    30904
         200109     22274     27141    20730    25991
         200112     26926     31722    25101    29206
         200203     27999     35553    26101    29487
         200206     25812     32807    23921    25769
         200209     20296     25344    18801    21439
         200212     21535     25939    19959    23115

                                    AVERAGE ANNUAL TOTAL RETURNS
                                  PERIODS ENDED DECEMBER 31, 2002
                                  -------------------------------    FINAL VALUE
                                           ONE      FIVE      TEN   OF A $10,000
                                          YEAR     YEARS    YEARS     INVESTMENT
--------------------------------------------------------------------------------
Small-Cap Index Fund Investor Shares*  -20.02%    -0.76%    7.97%        $21,535
Average Small-Cap Core Fund**           -18.23      2.74    10.00         25,939
Russell 2000 Index                      -20.48     -1.36     7.16         19,959
Wilshire 5000 Index                     -20.86     -0.87     8.74         23,115
--------------------------------------------------------------------------------

                                                                     FINAL VALUE
                                              ONE       SINCE      OF A $250,000
                                             YEAR  INCEPTION+         INVESTMENT
--------------------------------------------------------------------------------
Small-Cap Index Fund Admiral Shares       -19.95%      -7.84%           $210,098
Russell 2000 Index                         -20.48       -5.86            219,824
--------------------------------------------------------------------------------

                                                                FINAL VALUE OF A
                                      ONE       FIVE       SINCE     $10,000,000
                                     YEAR      YEARS  INCEPTION+      INVESTMENT
--------------------------------------------------------------------------------
Small-Cap Index Fund
  Institutional Shares            -19.89%     -0.62%       1.41%     $10,800,840
Russell 2000 Index                 -20.48      -1.36        0.68      10,376,314
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) DECEMBER 31, 1992-DECEMBER 31, 2002

    FISCAL YEAR  TOTAL RETURN  RUSSELL 2000
                                      INDEX
           1993        18.70%        18.90%
           1994          -0.5          -1.8
           1995          28.7          28.4
           1996          18.1          16.5
           1997          24.6          22.4
           1998          -2.6          -2.5
           1999          23.1          21.3
           2000          -2.7            -3
           2001           3.1           2.5
           2002           -20         -20.5
--------------------------------------------------------------------------------
*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Derived from data provided by Lipper Inc.
+Inception dates are November 13, 2000, for the Admiral Shares and July 7, 1997, for the Institutional Shares.
Note: See Financial Highlights tables on pages 50 and 51 for dividend and capital gains information.

SMALL-CAP GROWTH INDEX FUND
--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE MAY 21, 1998-DECEMBER 31, 2002

                            AVERAGE  S&P SMALL CAP
            SMALL-CAP     SMALL-CAP  CAP 600/BARRA          WILSHIRE
         GROWTH INDEX   GROWTH FUND   GROWTH INDEX        5000 INDEX
5/22/2002       10000         10000          10000             10000
   199806        9731          9914           9758             10121
   199809        7789          7667           7789              8904
   199812        9523          9606           9504             10819
   199903        8734          9305           8697             11227
   199906        9683         10755           9663             12104
   199909        9453         11023           9415             11303
   199912       11409         15622          11363             13368
   200003       12451         17997          12308             13878
   200006       12491         16961          12363             13256
   200009       12381         17257          12218             13278
   200012       11590         14848          11428             11906
   200103       10079         11925           9925             10437
   200106       11590         13740          11366             11217
   200109        9561         10660           9395              9434
   200112       11500         13246          11293             10601
   200203       11913         12704          11698             10703
   200206       10844         10698          10652              9353
   200209        9257          8840           9092              7782
   200212        9728          9309           9558              8390


                                AVERAGE ANNUAL TOTAL RETURNS
                              PERIODS ENDED DECEMBER 31, 2002
                              -------------------------------        FINAL VALUE
                                         ONE            SINCE       OF A $10,000
                                        YEAR       INCEPTION+         INVESTMENT
--------------------------------------------------------------------------------
Small-Cap Growth Index Fund
  Investor Shares*                   -15.41%           -0.60%             $9,728
Average Small-Cap Growth Fund**       -29.72            -1.54              9,309
S&P SmallCap 600/Barra Growth Index   -15.36            -0.97              9,558
Wilshire 5000 Index                   -20.86            -3.73              8,390
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                FINAL VALUE OF A
                                            ONE         SINCE        $10,000,000
                                           YEAR    INCEPTION+         INVESTMENT
--------------------------------------------------------------------------------
Small-Cap Growth Index Fund
  Institutional Shares                  -15.26%        -4.66%         $8,831,734
S&P SmallCap 600/Barra Growth Index      -15.36         -5.16          8,712,378
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) MAY 21, 1998-DECEMBER 31, 2002

                                S&P SMALLCAP 600/
    FISCAL YEAR  TOTAL RETURN  BARRA GROWTH INDEX
           1998         -4.8%               -5.0%
           1999          19.8                19.6
           2000           1.6                 0.6
           2001          -0.8                -1.2
           2002         -15.4               -15.4
--------------------------------------------------------------------------------
*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Derived from data provided by Lipper Inc.
+Inception dates are May 21, 1998, for the Investor Shares and May 24, 2000, for the Institutional Shares.
Note: See Financial Highlights tables on page 52 for dividend and capital gains information.

SMALL-CAP VALUE INDEX FUND
--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE MAY 21, 1998-DECEMBER 31, 2002

         SMALL-CAP VALUE AVERAGE SMALL-CAP   S&P SMALLCAP 600/          WILSHIRE
             VALUE INDEX        VALUE FUND   BARRA VALUE INDEX        5000 INDEX
5/22/2002          10000             10000               10000             10000
   199806           9791              9605                9790             10121
   199809           7701              7609                7669              8904
   199812           8753              8492                8673             10819
   199903           7922              7639                7845             11227
   199906           9512              9035                9406             12104
   199909           8807              8548                8708             11303
   199912           9046              9029                8936             13368
   200003           9323              9473                9189             13878
   200006           9510              9614                9363             13256
   200009          10249             10314               10085             13278
   200012          11025             10634               10800             11906
   200103          10939             10959               10700             10437
   200106          12389             12450               12078             11217
   200109          10328             10775               10088              9434
   200112          12535             12377               12215             10601
   200203          13841             13671               13467             10703
   200206          13266             13158               12883              9353
   200209          10281             10714                9982              7782
   200212          10756             11099               10448              8390
--------------------------------------------------------------------------------

                                     AVERAGE ANNUAL TOTAL RETURNS
                                   PERIODS ENDED DECEMBER 31, 2002
                                   -------------------------------   FINAL VALUE
                                          ONE          SINCE        OF A $10,000
                                         YEAR      INCEPTION+         INVESTMENT
--------------------------------------------------------------------------------
Small-Cap Value Index Fund
  Investor Shares*                    -14.20%          1.59%             $10,756
Average Small-Cap Value Fund**         -10.32           2.29              11,099
S&P SmallCap 600/Barra Value Index     -14.47           0.95              10,448
Wilshire 5000 Index                    -20.86          -3.73               8,390
--------------------------------------------------------------------------------

                                                                FINAL VALUE OF A
                                         ONE         SINCE           $10,000,000
                                        YEAR    INCEPTION+            INVESTMENT
--------------------------------------------------------------------------------
Small-Cap Value Index Fund
  Institutional Shares                -13.96%        6.97%           $12,293,813
S&P SmallCap 600/Barra Value Index     -14.47         6.15            12,007,244
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) MAY 21, 1998-DECEMBER 31, 2002

                        TOTAL   S&P SMALL CAP 600/
    FISCAL YEAR        RETURN    BARRA VALUE INDEX
           1998        -12.5%               -13.3%
           1999           3.3                  3.0
           2000          21.9                 20.9
           2001          13.7                 13.1
           2002         -14.2                -14.5
--------------------------------------------------------------------------------
*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Derived from data provided by Lipper Inc.
+Inception dates are May 21, 1998, for the Investor Shares and December 7, 1999, for the Institutional Shares.
Note: See Financial Highlights tables on pages 53 and 54 for dividend and capital gains information.

--------------------------------------------------------------------------------
YOUR FUND'S AFTER-TAX RETURNS

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund's distributions, and
(2) assuming that an investor paid taxes on the fund's distributions and sold all shares at the end of each period.

     Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. (In the example that assumes all fund shares were sold, a negative pre-tax total return translates into a higher after-tax return. This is because the calculation assumes that the investor received a tax deduction for the loss incurred on the sale.)

     The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

     Finally, keep in mind that a fund's performance--whether before or after taxes--does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                     PERIODS ENDED DECEMBER 31, 2002

                                                  ONE YEAR FIVE YEARS* TEN YEARS
                                                  ------------------------------
SMALL-CAP INDEX FUND INVESTOR SHARES**
Returns Before Taxes                               -20.02%      -0.76%     7.97%
Returns After Taxes on Distributions               -20.40       -2.55      6.08
Returns After Taxes on Distributions and
  Sale of Fund Shares                              -12.29       -0.85      6.14
--------------------------------------------------------------------------------

SMALL-CAP GROWTH INDEX FUND INVESTOR SHARES**
Returns Before Taxes                               -15.41%      -0.60%        --
Returns After Taxes on Distributions               -15.50       -1.00         --
Returns After Taxes on Distributions and
  Sale of Fund Shares                               -9.46       -0.59         --
--------------------------------------------------------------------------------

SMALL-CAP VALUE INDEX FUND INVESTOR SHARES**
Returns Before Taxes                               -14.20%       1.59%        --
Returns After Taxes on Distributions               -15.24       -0.30         --
Returns After Taxes on Distributions and
  Sale of Fund Shares                               -8.46        0.41         --
--------------------------------------------------------------------------------
*For Vanguard Small-Cap Growth and Small-Cap Value Index Funds, returns are annualized since inception on May 21, 1998.
**Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

NOTICE TO SHAREHOLDERS

At a special meeting of shareholders on December 3, 2002, fund shareholders approved the following proposals:

* ELECT TRUSTEES FOR EACH FUND.* The individuals listed in the table below were elected as trustees for each fund. All trustees served as trustees to the funds prior to the shareholder meeting.

--------------------------------------------------------------------------------
                                                                      PERCENTAGE
TRUSTEE                               FOR                 WITHHELD           FOR
--------------------------------------------------------------------------------
John J. Brennan            70,380,839,727            1,259,995,409         98.2%
Charles D. Ellis           70,360,941,814            1,279,893,321         98.2
Rajiv L. Gupta             70,274,493,869            1,366,341,266         98.1
JoAnn Heffernan Heisen     70,368,543,153            1,272,291,982         98.2
Burton G. Malkiel          70,284,920,657            1,355,914,478         98.1
Alfred M. Rankin, Jr.      70,401,439,983            1,239,395,152         98.3
J. Lawrence Wilson         70,272,336,850            1,368,498,286         98.1
--------------------------------------------------------------------------------
* Results are for all funds within the same trust.

* CHANGE EACH FUND'S POLICY ON INVESTING IN OTHER MUTUAL FUNDS. This change enables each fund to invest its cash reserves in specially created money market and short-term bond funds. This new cash management program, which is similar to those of other large mutual fund complexes, should help the funds to achieve greater diversification and to earn modestly higher returns on their cash reserves. The funds will need Securities and Exchange Commission approval before implementing this new cash management program.

--------------------------------------------------------------------------------
                                                               BROKER PERCENTAGE
VANGUARD FUND                   FOR    AGAINST    ABSTAIN   NON-VOTES        FOR
--------------------------------------------------------------------------------
Small-Cap Index       1,946,387,432 79,968,990 45,828,999 400,505,529      78.7%
Small-Cap Growth Index  328,613,564 13,046,876  6,490,741   8,519,213      92.1
Small-Cap Value Index 1,108,634,719 54,803,168 22,700,981  43,414,711      90.2
--------------------------------------------------------------------------------

* AUTHORIZE EACH FUND'S TRUSTEES TO CHANGE THE TARGET INDEX. This change allows each fund's trustees to change the fund's target index if they determine that doing so is in the shareholders' best interests. Any new index chosen for a fund would be required to track the same market segment as the fund's existing index.

--------------------------------------------------------------------------------
                                                                BROKERPERCENTAGE
VANGUARD FUND                   FOR     AGAINST    ABSTAIN   NON-VOTES       FOR
--------------------------------------------------------------------------------
Small-Cap Index       1,891,067,522 135,285,695 45,832,204 400,505,529     76.5%
Small-Cap Growth Index  322,015,755  18,696,571  7,438,855   8,519,213     90.3
Small-Cap Value Index 1,114,977,819  49,514,543 21,646,507  43,414,711     90.7
--------------------------------------------------------------------------------
                                                       (Continued on next page.)

Note: Vote tabulations are rounded to the nearest whole number.

* RECLASSIFY EACH FUND AS NONDIVERSIFIED. This change to "nondiversified" status enables each fund to continue tracking its target index in the event that the index becomes dominated by a small number of stocks.

--------------------------------------------------------------------------------
                                                                BROKERPERCENTAGE
VANGUARD FUND                   FOR     AGAINST    ABSTAIN   NON-VOTES       FOR
--------------------------------------------------------------------------------
Small-Cap Index        ,934,630,493  84,440,105 53,114,824 400,505,529     78.2%
Small-Cap Growth Index  332,629,984   8,925,006  6,596,191   8,519,213     93.3
Small-Cap Value Index 1,118,667,367  43,601,367 23,870,135  43,414,711     91.0
--------------------------------------------------------------------------------


Note: Vote tabulations are rounded to the nearest whole number.

FINANCIAL STATEMENTS                                     AS OF DECEMBER 31, 2002
  STATEMENT OF NET ASSETS

This Statement provides a detailed list of each fund's holdings, including each security's market value on the last day of the reporting period. Common stocks are listed in descending market-value order. Temporary cash investments and other assets are added to, and liabilities are subtracted from, the value of Total Common Stocks to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

     At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP INDEX FUND                                     SHARES            (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.7%)(1)
--------------------------------------------------------------------------------
  J.M. Smucker Co.                                         311,367        12,396
* Covance, Inc.                                            436,362        10,730
* Scios, Inc.                                              324,900        10,585
* Corinthian Colleges, Inc.                                265,700        10,059
* Del Monte Foods Co.                                    1,290,800         9,939
* Overture Services, Inc.                                  358,200         9,782
  AGL Resources Inc.                                       391,500         9,513
  Hilb, Rogal and Hamilton Co.                             224,100         9,166
* Neurocrine Biosciences, Inc.                             197,600         9,022
  Ametek Aerospace Products Inc.                           231,900         8,926
* Crown Cork & Seal Co., Inc.                            1,118,500         8,892
  Carlisle Co., Inc.                                       213,255         8,824
* Imation Corp.                                            246,200         8,637
* SanDisk Corp.                                            423,600         8,599
  Healthcare Realty Trust Inc. REIT                        292,907         8,568
* Western Digital Corp.                                  1,339,140         8,557
  WPS Resources Corp.                                      220,000         8,540
  Pan Pacific Retail Properties, Inc. REIT                 233,760         8,539
* Novell, Inc.                                           2,537,063         8,474
* Cree, Inc.                                               511,200         8,358
* Techne Corp.                                             291,800         8,336
  Kennametal, Inc.                                         241,042         8,311
* The Corporate Executive Board Co.                        258,750         8,259
  Realty Income Corp. REIT                                 234,000         8,190
* Skyworks Solutions, Inc.                                 947,800         8,170
* Payless ShoeSource, Inc.                                 157,900         8,127
  WGL Holdings Inc.                                        339,414         8,119
  Regis Corp.                                              303,850         7,897
  Staten Island Bancorp, Inc.                              384,800         7,750
  Chesapeake Energy Corp.                                  995,180         7,703
  Piedmont Natural Gas, Inc.                               215,751         7,627
  Federal Realty Investment Trust REIT                     270,200         7,598
  DQE Inc.                                                 498,540         7,598
* Stericycle, Inc.                                         234,600         7,596
* Cytec Industries, Inc.                                   277,500         7,570
* Cabot Microelectronics Corp.                             159,000         7,505
* Waste Connections, Inc.                                  194,300         7,502
  Roper Industries Inc.                                    204,000         7,466
  United Bankshares, Inc.                                  256,900         7,466
* IDEXX Laboratories Corp.                                 223,600         7,446
  HRPT Properties Trust REIT                               902,200         7,434
  Commercial Federal Corp.                                 318,200         7,430
  Shurgard Storage Centers, Inc. Class A REIT              236,800         7,421
  Alexander & Baldwin, Inc.                                286,648         7,393
  Health Care Inc. REIT                                    273,200         7,390
  Community First Bankshares, Inc.                         278,800         7,377
  UGI Corp. Holding Co.                                    193,300         7,227
  Worthington Industries, Inc.                             472,200         7,196
  ONEOK, Inc.                                              374,464         7,190
  Thornburg Mortgage, Inc. REIT                            356,400         7,164
* Respironics, Inc.                                        234,291         7,130
  Corn Products International, Inc.                        236,400         7,123
* CACI International, Inc.                                 199,500         7,110
  Chelsea Property Group REIT                              213,400         7,108

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP INDEX FUND                                        SHARES         (000)
--------------------------------------------------------------------------------
* Maxtor Corp.                                           1,398,500         7,076
  The Macerich Co. REIT                                    229,000         7,042
* ITT Educational Services, Inc.                           298,100         7,020
* Key Energy Services, Inc.                                782,300         7,017
  Energen Corp.                                            240,100         6,987
* Airgas, Inc.                                             402,572         6,944
* Amylin Pharmaceuticals, Inc.                             430,100         6,942
* Arbitron Inc.                                            206,200         6,908
* PacifiCare Health Systems, Inc.                          244,700         6,876
  Sensient Technologies Corp.                              305,200         6,858
* Service Corp. International                            2,058,800         6,835
  Arch Coal, Inc.                                          316,500         6,833
  Universal Corp. (VA)                                     184,000         6,801
  Atmos Energy Corp.                                       289,248         6,745
* Take-Two Interactive Software, Inc.                      284,300         6,678
  Washington REIT                                          258,450         6,590
* Ameritrade Holding Corp.                               1,161,700         6,575
  Claire's Stores, Inc.                                    297,032         6,555
* ResMed Inc.                                              213,000         6,511
  The South Financial Group, Inc.                          313,922         6,486
  Oshkosh Truck Corp.                                      105,300         6,476
* Avocent Corp.                                            291,398         6,475
  Commerce Group, Inc.                                     172,200         6,458
  Briggs & Stratton Corp.                                  150,900         6,409
  Federal Signal Corp.                                     329,871         6,406
  Black Box Corp.                                          142,300         6,375
  IDEX Corp.                                               194,400         6,357
* Apria Healthcare Group Inc.                              285,455         6,349
* Pediatrix Medical Group, Inc.                            157,200         6,297
* AnnTaylor Stores Corp.                                   307,950         6,288
  International Bancshares Corp.                           159,353         6,286
  American Capital Strategies, Ltd.                        290,800         6,278
* Landstar System, Inc.                                    107,100         6,250
  Pacific Capital Bancorp                                  245,533         6,249
  Home Properties of New York, Inc. REIT                   181,200         6,242
  Great Lakes Chemical Corp.                               261,400         6,242
  Minerals Technologies, Inc.                              143,496         6,192
* Electronics for Imaging, Inc.                            380,600         6,189
  Superior Industries International, Inc.                  149,272         6,174
* FTI Consulting, Inc.                                     153,400         6,159
  Invacare Corp.                                           184,800         6,154
  Prentiss Properties Trust REIT                           215,900         6,106
  Blyth, Inc.                                              226,901         6,072
* United Stationers, Inc.                                  210,700         6,068
* Cal Dive International, Inc.                             257,900         6,061
  PNM Resources Inc.                                       253,763         6,045
* Hyperion Solutions Corp.                                 233,819         6,002
  New Jersey Resources Corp.                               189,300         5,980
  East West Bancorp, Inc.                                  165,700         5,978
* Evergreen Resources, Inc.                                133,100         5,970
* Varian, Inc.                                             206,400         5,922
* Louisiana-Pacific Corp.                                  734,200         5,918
* Tom Brown, Inc.                                          234,600         5,888
* Intergraph Corp.                                         328,200         5,829
  SL Green Realty Corp. REIT                               184,200         5,821
  Werner Enterprises, Inc.                                 270,132         5,816
* Linens 'n Things, Inc.                                   253,900         5,738
* FMC Corp.                                                210,000         5,737
  Bob Evans Farms, Inc.                                    245,637         5,736
  Susquehanna Bancshares, Inc.                             274,975         5,731
* Southwest Bancorporation of Texas, Inc.                  198,500         5,719
  CBL & Associates Properties, Inc. REIT                   142,100         5,691
  Jefferies Group, Inc.                                    135,132         5,671
* Unit Corp.                                               303,900         5,637
* R.H. Donnelley Corp.                                     192,200         5,633
  Clarcor Inc.                                             174,325         5,625
  Wallace Computer Services, Inc.                          261,469         5,624
  Post Properties, Inc. REIT                               234,800         5,612
* Pinnacle Systems, Inc.                                   412,300         5,611
* Pacific Sunwear of California, Inc.                      317,093         5,609
* Panera Bread Co.                                         161,100         5,608
* Too Inc.                                                 237,920         5,596
* Hollywood Entertainment Corp.                            369,300         5,576
  Standard Pacific Corp.                                   224,600         5,559
* Interdigital Communications Corp.                        381,788         5,559
  Ferro Corp.                                              227,508         5,558
  LNR Property Corp.                                       156,950         5,556
  Olin Corp.                                               356,596         5,545
  The Toro Co.                                              86,700         5,540
* EMCOR Group, Inc.                                        104,400         5,534
  Texas Regional Bancshares, Inc.                          155,162         5,515
  Harleysville Group, Inc.                                 207,900         5,495
  Banta Corp.                                              175,437         5,486
  Tupperware Corp.                                         362,200         5,462
  TrustCo Bank NY                                          504,487         5,438
  USFreightways Corp.                                      188,700         5,425
  UCBH Holdings, Inc.                                      127,300         5,404
* SEACOR SMIT Inc.                                         121,150         5,391
  Southwest Gas Corp.                                      229,700         5,386
* Mueller Industries Inc.                                  197,400         5,379
  CH Energy Group, Inc.                                    114,900         5,358
  Cooper Cos., Inc.                                        213,800         5,349
* Gartner, Inc. Class A                                    580,500         5,341
* Crown Castle International Corp.                       1,423,000         5,336
  Mentor Corp.                                             138,400         5,328
  Alexandria Real Estate Equities, Inc. REIT               125,000         5,325
  Patina Oil & Gas Corp.                                   168,150         5,322
  Chittenden Corp.                                         208,321         5,308

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                            SHARES         (000)
--------------------------------------------------------------------------------
* Protein Design Labs, Inc.                                622,600         5,292
* Ralcorp Holdings, Inc.                                   210,400         5,289
* Lattice Semiconductor Corp.                              597,900         5,244
  Florida Rock Industries, Inc.                            137,800         5,243
  First Bancorp/Puerto Rico                                231,750         5,238
  Delta & Pine Land Co.                                    256,300         5,231
* Sonic Corp.                                              255,275         5,231
* Borland Software Corp.                                   424,900         5,226
* Perrigo Co.                                              429,510         5,219
  MDC Holdings, Inc.                                       135,956         5,202
* NPS Pharmaceuticals Inc.                                 206,200         5,190
  Lincoln Electric Holdings, Inc.                          223,100         5,165
  H.B. Fuller Co.                                          198,878         5,147
  Essex Property Trust, Inc. REIT                          101,200         5,146
* Thomas & Betts Corp.                                     304,200         5,141
* Yellow Corp.                                             203,650         5,130
  Nationwide Health Properties, Inc. REIT                  343,500         5,128
* FLIR Systems, Inc.                                       105,000         5,124
* Kronos, Inc.                                             138,175         5,111
* Varian Semiconductor Equipment Associates, In            214,700         5,101
  Chemical Financial Corp.                                 158,322         5,090
* Anixter International Inc.                               218,500         5,080
* Beazer Homes USA, Inc.                                    83,817         5,079
* Hot Topic, Inc.                                          221,700         5,072
* Kansas City Southern                                     421,900         5,063
  Mills Corp. REIT                                         172,347         5,057
* NBTY, Inc.                                               287,275         5,050
* Enzon Pharmaceuticals, Inc.                              301,700         5,044
* Alliance Gaming Corp.                                    296,100         5,043
  Airborne, Inc.                                           338,736         5,023
  Charter Municipal Mortgage Acceptance Co.                288,400         5,010
* Stone Energy Corp.                                       149,741         4,995
  Black Hills Corp.                                        187,700         4,978
  W Holding Co., Inc.                                      303,300         4,977
* DRS Technologies, Inc.                                   158,700         4,972
* Internet Security Systems, Inc.                          267,100         4,896
  Brookline Bancorp, Inc.                                  410,493         4,885
  Western Gas Resources, Inc.                              132,110         4,868
  FBR Asset Investment Corp. REIT                          143,400         4,861
  St. Mary Land & Exploration Co.                          194,380         4,860
  G & K Services, Inc. Class A                             137,050         4,852
  Ventas, Inc. REIT                                        423,700         4,851
  Northwest Natural Gas Co.                                178,550         4,832
  Cabot Oil & Gas Corp.                                    194,626         4,823
* IGEN International, Inc.                                 112,000         4,799
* Earthlink, Inc.                                          877,600         4,783
* Heartland Express, Inc.                                  208,741         4,782
  Cambrex Corp.                                            157,800         4,767
  Potlatch Corp.                                           199,328         4,760
  Trinity Industries, Inc.                                 250,546         4,750
  Crompton Corp.                                           796,961         4,742
  First Commonwealth Financial Corp.                        12,200         4,740
  CVB Financial Corp.                                      185,016         4,705
* DoubleClick Inc.                                         828,828         4,691
  Otter Tail Corp.                                         174,200         4,686
* Sepracor Inc.                                            484,500         4,685
  Tecumseh Products Co. Class A                            106,123         4,683
* ADTRAN Inc.                                              142,200         4,678
* BroadWing Inc.                                         1,328,600         4,677
* Red Hat, Inc.                                            791,120         4,676
  S & T Bancorp, Inc.                                      186,500         4,672
* Southern Union Co.                                       282,969         4,669
  Curtiss-Wright Corp.                                      73,000         4,659
  Sierra Pacific Resources                                 715,708         4,652
* Grey Wolf, Inc.                                        1,165,900         4,652
* Price Communications Corp.                               336,314         4,651
  Interstate Bakeries Corp.                                304,600         4,645
* Mercury Computer Systems, Inc.                           152,000         4,639
  LandAmerica Financial Group, Inc.                        130,400         4,623
  Kellwood Co.                                             177,627         4,618
* Ohio Casualty Corp.                                      356,616         4,618
  Liberty Corp.                                            118,300         4,590
* Bio-Rad Laboratories, Inc. Class A                       118,600         4,590
* Parametric Technology Corp.                            1,819,200         4,584
* Benchmark Electronics, Inc.                              159,800         4,580
* J.B. Hunt Transport Services, Inc.                       156,300         4,580
  Hughes Supply, Inc.                                      167,550         4,577
  The Manitowac Co., Inc.                                  179,500         4,577
  Selective Insurance Group                                181,482         4,570
* Ariba, Inc.                                            1,841,700         4,567
* Applera Corp.-Celera Genomics Group                      477,600         4,561
* Macrovision Corp.                                        283,900         4,554
  Technitrol, Inc.                                         281,300         4,540
  John H. Harland Co.                                      205,000         4,537
* Trimeris, Inc.                                           105,100         4,529
  MAF Bancorp, Inc.                                        133,351         4,525
  Waypoint Financial Corp.                                 252,959         4,503
  NDCHealth Corp.                                          225,700         4,491
  Longs Drug Stores, Inc.                                  216,398         4,488
  American Financial Holdings, Inc.                        150,000         4,482
  Georgia Gulf Corp.                                       193,000         4,466
* InterMune Inc.                                           174,900         4,462
* Dycom Industries, Inc.                                   335,600         4,447
  UMB Financial Corp.                                      115,603         4,423
  Wolverine World Wide, Inc.                               290,940         4,396
* ADVO, Inc.                                               132,550         4,352
* Regeneron Pharmaceuticals, Inc.                          234,600         4,342
  Gables Residential Trust REIT                            174,100         4,340
* Documentum, Inc.                                         277,000         4,338

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP INDEX FUND                                        SHARES         (000)
--------------------------------------------------------------------------------
* Cognex Corp.                                             235,000         4,331
  Republic Bancorp, Inc.                                   367,444         4,325
  Brady Corp. Class A                                      129,100         4,305
  Matthews International Corp.                             192,300         4,294
* Tetra Tech, Inc.                                         351,402         4,287
* Station Casinos, Inc.                                    241,700         4,278
  Massey Energy Co.                                        439,300         4,270
* Wilson Greatbatch Technologies, Inc.                       6,100         4,266
* US Oncology, Inc.                                        490,782         4,255
* AmeriPath, Inc.                                          197,700         4,251
  La Quinta Corp. REIT                                     961,122         4,229
* Foundry Networks, Inc.                                   600,500         4,228
  Baldor Electric Co.                                      213,627         4,219
* UICI                                                     270,700         4,209
  Millennium Chemicals, Inc.                               441,800         4,206
* American Italian Pasta Co.                               116,400         4,188
* OSI Pharmaceuticals, Inc.                                254,800         4,179
* Philadelphia Consolidated Holding Corp.                  118,000         4,177
  Hancock Holding Co.                                       93,460         4,173
* Jack in the Box Inc.                                     240,000         4,150
  First Financial Bancorp                                  252,782         4,143
* Cognizant Technology Solutions Corp.                      57,300         4,139
  MacDermid, Inc.                                          180,900         4,134
  FactSet Research Systems Inc.                            146,200         4,133
  First Citizens BancShares Class A                         42,700         4,125
  Cathay Bancorp, Inc.                                     108,266         4,113
* P.F. Chang's China Bistro, Inc.                          113,300         4,113
  ABM Industries Inc.                                      264,500         4,100
  Kaydon Corp.                                             193,010         4,094
  Brandywine Realty Trust REIT                             187,200         4,083
* Coherent, Inc.                                           202,800         4,046
* Ascential Software Corp.                               1,684,600         4,043
* Abgenix, Inc.                                            547,500         4,035
* OfficeMax, Inc.                                          805,300         4,027
* Plantronics, Inc.                                        265,100         4,011
* Avid Technology, Inc.                                    174,700         4,009
* Oceaneering International, Inc.                          161,700         4,000
  Cleco Corp.                                              284,102         3,977
* Credence Systems Corp.                                   424,307         3,959
* American Tower Corp. Class A                           1,120,100         3,954
* Sybron Dental Specialties, Inc.                          265,300         3,940
  FelCor Lodging Trust, Inc. REIT                          344,300         3,939
  Acuity Brands, Inc.                                      290,600         3,935
  Kilroy Realty Corp. REIT                                 170,600         3,932
  Owens & Minor, Inc. Holding Co.                          239,237         3,928
* Rambus Inc.                                              584,900         3,925
  Commercial Net Lease Realty REIT                         255,900         3,923
* Priority Healthcare Corp. Class B                        168,900         3,918
  Fred's, Inc.                                             151,937         3,905
  Hollinger International, Inc.                            384,300         3,904
* Arkansas Best Corp.                                      150,200         3,902
  The Pep Boys (Manny, Moe & Jack)                         336,300         3,901
* TriQuint Semiconductor, Inc.                             919,583         3,899
  First Charter Corp.                                      216,400         3,895
  Westar Energy, Inc.                                      392,900         3,890
* Cost Plus, Inc.                                          135,550         3,886
  Nordson Corp.                                            156,309         3,881
  Avista Corp.                                             335,400         3,877
  Provident Bankshares Corp.                               167,602         3,873
* Electro Scientific Industries, Inc.                      193,100         3,862
  Quanex Corp.                                             114,900         3,849
* Axcelis Technologies, Inc.                               686,100         3,848
* Rare Hospitality International Inc.                      138,700         3,831
  A. Schulman Inc.                                         205,436         3,823
  Sun Communities, Inc. REIT                               104,300         3,814
* ImClone Systems, Inc.                                    358,900         3,812
  Horace Mann Educators Corp.                              247,546         3,795
* Pharmaceutical Resources, Inc.                           126,600         3,773
* Stewart Enterprises, Inc. Class A                        676,700         3,770
  Amcore Financial, Inc.                                   173,020         3,755
  Lennox International Inc.                                298,700         3,749
  Nu Skin Enterprises, Inc.                                309,500         3,705
  Thor Industries, Inc.                                    107,500         3,701
* CONMED Corp.                                             188,425         3,691
  Glimcher Realty Trust REIT                               207,700         3,687
  Strayer Education, Inc.                                   64,049         3,683
* Hutchinson Technology, Inc.                              177,900         3,683
* SCP Pool Corp.                                           125,850         3,675
* Joy Global Inc.                                          325,700         3,667
* THQ Inc.                                                 276,375         3,662
  Umpqua Holdings Corp.                                    200,487         3,659
* Alaska Air Group, Inc.                                   168,604         3,650
* Sylvan Learning Systems, Inc.                            222,284         3,645
* Dionex Corp.                                             122,700         3,645
* Quiksilver, Inc.                                         136,600         3,642
* MPS Group, Inc.                                          655,645         3,632
  The Trust Co. of New Jersey                              130,270         3,626
* Dollar Thrifty Automotive Group, Inc.                    171,400         3,625
* CUNO Inc.                                                109,350         3,622
* El Paso Electric Co.                                     328,700         3,616
  Chateau Communities, Inc. REIT                           157,100         3,613
* Mentor Graphics Corp.                                    459,300         3,610
* Spinnaker Exploration Co.                                163,700         3,610
  Impac Mortgage Holdings, Inc. REIT                       313,500         3,605
* Tractor Supply Co.                                        95,800         3,602
  Vintage Petroleum, Inc.                                  340,900         3,596
  Harleysville National Corp.                              134,513         3,594
* Insight Communications Co., Inc.                         290,000         3,590

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                            SHARES         (000)
--------------------------------------------------------------------------------
  NBT Bancorp, Inc.                                        210,286         3,590
* Kirby Corp.                                              130,800         3,583
  Texas Industries, Inc.                                   147,320         3,580
  Capital Automotive REIT                                  150,100         3,557
* Ryan's Family Steak Houses, Inc.                         311,600         3,537
* Martek Biosciences Corp.                                 140,000         3,522
* Silicon Laboratories Inc.                                184,500         3,520
* Kroll Inc.                                               184,300         3,516
  Modine Manufacturing Co.                                 198,855         3,516
* First Federal Financial Corp.                            121,250         3,510
* Knight Transportation, Inc.                              166,864         3,504
* Keane, Inc.                                              389,520         3,502
* ATMI, Inc.                                               189,000         3,500
  Delphi Financial Group, Inc.                              92,205         3,500
  Westbanco Inc.                                           149,579         3,499
  Anthracite Capital Inc. REIT                             320,600         3,495
  Granite Construction Co.                                 225,257         3,491
  National Penn Bancshares Inc.                            131,150         3,482
  Reliance Steel & Aluminum Co.                            166,400         3,468
* CV Therapeutics, Inc.                                    190,300         3,467
* TIBCO Software Inc.                                      560,740         3,465
  UniSource Energy Corp.                                   200,260         3,462
* Coinstar, Inc.                                           152,800         3,461
  Surewest Communications                                   92,990         3,459
* United Defense Industries Inc.                           148,100         3,451
* Maverick Tube Corp.                                      264,100         3,441
  Albany International Corp.                               166,184         3,433
* Aztar Corp.                                              240,300         3,431
* Atlantic Coast Airlines Holdings Inc.                    285,100         3,430
* Men's Wearhouse, Inc.                                    199,850         3,427
  USEC Inc.                                                568,400         3,422
* EGL, Inc.                                                240,050         3,421
  Overseas Shipholding Group Inc.                          191,094         3,421
* PSS World Medical, Inc.                                  500,062         3,420
* Christopher & Banks Corp.                                164,800         3,420
  Seacoast Financial Services Corp.                        170,600         3,414
  GlobespanVirata, Inc.                                    772,778         3,408
* Tekelec                                                  325,900         3,406
* Exar Corp.                                               274,200         3,400
* Journal Register Co.                                     191,200         3,400
  Kimball International, Inc. Class B                      238,000         3,392
* United Natural Foods, Inc.                               133,700         3,389
  Colonial Properties Trust REIT                            99,600         3,380
* Penn National Gaming, Inc.                               213,100         3,380
  Wabtec Corp.                                             240,556         3,377
* Simpson Manufacturing Co.                                102,600         3,376
  Senior Housing Properties Trust REIT                     317,900         3,373
  Harbor Florida Bancshares, Inc.                          149,584         3,369
* ProAssurance Corp.                                       160,396         3,368
* Corrections Corp. of America REIT                        195,887         3,359
  City Holding Co.                                         118,700         3,353
  Regal-Beloit Corp.                                       161,800         3,349
* Newport Corp.                                            266,100         3,342
  Casey's General Stores, Inc.                             273,457         3,339
* Hovnanian Enterprises Class A                            105,300         3,338
* Teledyne Technologies, Inc.                              212,858         3,338
* Chiquita Brands International, Inc.                      251,300         3,332
* IHOP Corp.                                               138,700         3,329
* Entegris Inc.                                            322,993         3,327
* Terex Corp.                                              298,200         3,322
* Mediacom Communications Corp.                            376,500         3,317
  Winnebago Industries, Inc.                                84,500         3,315
* Argosy Gaming Co.                                        174,800         3,309
* Net.Bank, Inc.                                           341,800         3,309
* Charming Shoppes, Inc.                                   789,630         3,301
* American Management Systems, Inc.                        275,200         3,300
  First Financial Bankshares, Inc.                          86,687         3,294
* Paxar Corp.                                              223,156         3,292
* Moog Inc.                                                105,950         3,289
  Engineered Support Systems, Inc.                          89,473         3,280
  Taubman Co. REIT                                         201,600         3,272
  Sterling Bancshares, Inc.                                267,650         3,271
  Landry's Restaurants, Inc.                               153,900         3,269
* Province Healthcare Co.                                  335,575         3,265
  Florida East Coast Industries, Inc. Class A              140,700         3,264
* Jones Lang Lasalle Inc.                                  211,600         3,254
* Choice Hotel International, Inc.                         142,700         3,239
  Grey Global Group Inc.                                     5,300         3,239
  Wintrust Financial Corp.                                 103,013         3,226
* Manhattan Associates, Inc.                               136,200         3,222
* VISX Inc.                                                335,500         3,214
  C & D Technologies, Inc.                                 181,700         3,211
  Sandy Spring Bancorp, Inc.                               101,900         3,210
* NetIQ Corp.                                              259,904         3,210
* Sycamore Networks, Inc.                                1,109,800         3,207
  The Laclede Group, Inc.                                  132,200         3,199
* Palm, Inc.                                               203,400         3,193
* Barra, Inc.                                              104,950         3,183
* Gaylord Entertainment Co. Class A                        153,875         3,170
* Websense, Inc.                                           148,000         3,161
* Cross Country, Inc.                                      226,460         3,159
  Heritage Property Investment Trust REIT                  126,400         3,156
  Frontier Oil Corp.                                       183,200         3,155
* McDATA Corp. Class A                                     443,100         3,146
* Group 1 Automotive, Inc.                                 131,600         3,143
  A.O. Smith Corp.                                         116,200         3,139
* Triumph Group, Inc.                                       98,200         3,137
* Inhale Therapeutic Systems                               387,200         3,129
* Sunrise Assisted Living, Inc.                            125,100         3,114

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP INDEX FUND                                        SHARES         (000)
--------------------------------------------------------------------------------
* Hanover Compressor Co.                                   338,900         3,111
* ESCO Technologies Inc.                                    83,900         3,104
* Resources Connection, Inc.                               133,700         3,103
* Legato Systems, Inc.                                     611,295         3,075
  Anchor Bancorp Wisconsin Inc.                            148,000         3,071
* Watson Wyatt & Co. Holdings                              141,000         3,067
* Boyd Gaming Corp.                                        218,000         3,063
* Vitesse Semiconductor Corp.                            1,399,200         3,057
  Unizan Financial Corp.                                   154,780         3,057
* Hecla Mining Co.                                         603,660         3,055
  MGE Energy, Inc.                                         113,875         3,049
  Roadway Corp.                                             82,700         3,044
* The Yankee Candle Co., Inc.                              190,000         3,040
  Connecticut Bancshares, Inc.                              79,000         3,038
* Genesis Health Ventures, Inc.                            196,400         3,034
* Identix, Inc.                                            588,889         3,033
  Ruddick Corp.                                            220,064         3,013
* Power Integrations, Inc.                                 176,800         3,006
  Flowers Foods, Inc.                                      154,050         3,006
* Adolor Corp.                                             219,000         3,005
* DSP Group Inc.                                           189,746         3,002
* MEMC Electronic Materials, Inc.                          396,500         3,002
  Dime Community Bancshares                                156,640         3,000
* Rayovac Corp.                                            225,000         2,999
* Actuant Corp.                                             64,400         2,991
* Lone Star Technologies, Inc.                             200,400         2,984
* eFunds Corp.                                             327,400         2,983
  Wellman, Inc.                                            221,000         2,981
* Headwaters Inc.                                          192,100         2,979
  Alabama National BanCorporation                           68,400         2,975
  WD-40 Co.                                                112,054         2,960
  Brown Shoe Co., Inc.                                     123,300         2,938
  Kelly Services, Inc. Class A                             118,800         2,936
  UIL Holdings Corp.                                        84,150         2,934
* AmSurg Corp.                                             143,400         2,930
  Alfa Corp.                                               243,500         2,925
* Advanced Digital Information Corp.                       435,800         2,924
* Aeroflex, Inc.                                           421,350         2,907
  Frontier Financial Corp.                                 113,300         2,898
* Odyssey Healthcare, Inc.                                  83,300         2,891
* MAXIMUS, Inc.                                            110,700         2,889
* Nextel Partners, Inc.                                    474,900         2,883
  United National Bancorp                                  124,547         2,871
  Lexington Corporate Properties Trust REIT                180,500         2,870
* Fossil, Inc.                                             140,950         2,867
* Offshore Logistics, Inc.                                 130,700         2,865
* CommScope, Inc.                                          362,154         2,861
* Progress Software Corp.                                  220,300         2,853
* FileNET Corp.                                            233,800         2,852
  Empire District Electric Co.                             156,370         2,846
  Russell Corp.                                            169,925         2,845
  Wausau-Mosinee Paper Corp.                               253,362         2,843
* DIANON Systems, Inc.                                      59,574         2,842
  United Community Banks, Inc.                             116,530         2,840
* Iomega Corp.                                             360,700         2,831
  Entertainment Properties Trust REIT                      120,200         2,827
* Sotheby's Holdings Class A                               313,900         2,825
  Pulitzer, Inc.                                            62,800         2,823
  Stewart & Stevenson Services, Inc.                       199,510         2,821
* Itron, Inc.                                              147,000         2,818
  New Century Financial Corp.                              110,800         2,813
* NCI Building Systems, Inc.                               128,900         2,813
  Bowne & Co., Inc.                                        235,300         2,812
* Ionics, Inc.                                             123,200         2,809
* Cyberonics, Inc.                                         152,583         2,808
  Libbey, Inc.                                             107,900         2,805
  Sterling Financial Corp. (PA)                            118,600         2,805
  Bandag, Inc.                                              72,500         2,804
* Superior Energy Services, Inc.                           341,260         2,798
* Genesis Microchip Inc.                                   214,420         2,798
  IRT Property Co. REIT                                    235,698         2,798
* Monaco Coach Corp.                                       167,775         2,777
  South Jersey Industries, Inc.                             84,036         2,775
* Spherion Corp.                                           413,506         2,770
  Mid-State Bancshares                                     168,300         2,764
  BankAtlantic Bancorp, Inc. Class A                       292,366         2,763
  Summit Properties, Inc. REIT                             155,200         2,763
* ICU Medical, Inc.                                         74,050         2,762
* Stage Stores, Inc.                                       131,260         2,762
  MB Financial, Inc.                                        79,295         2,759
  Corus Bankshares Inc.                                     63,100         2,755
  Commercial Metals Co.                                    169,332         2,750
* Biosite Inc.                                              80,600         2,742
* Commonwealth Telephone Enterprises, Inc.                  76,299         2,735
  R.L.I. Corp.                                              97,900         2,731
* Nortek Holdings, Inc.                                     59,700         2,731
  Tredegar Corp.                                           181,900         2,729
* Knight Trading Group, Inc.                               569,400         2,727
* INAMED Corp.                                              88,500         2,726
* Viasys Healthcare Inc.                                   183,000         2,725
* Brooks-PRI Automation, Inc.                              237,460         2,721
* Insituform Technologies Inc. Class A                     159,200         2,714
  Woodward Governor Co.                                     62,300         2,710
* Haemonetics Corp.                                        126,250         2,709
  Pacific Northwest Bancorp                                108,200         2,705
* Steel Dynamics, Inc.                                     224,100         2,696
* Westport Resources Corp.                                 129,350         2,690

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                            SHARES         (000)
--------------------------------------------------------------------------------
  CPB, Inc.                                                 98,000         2,690
* SurModics, Inc.                                           93,600         2,684
  Boston Private Financial Holdings, Inc.                  135,020         2,681
  Cornerstone Realty Income Trust, Inc. REIT               336,700         2,680
  JDN Realty Corp. REIT                                    244,595         2,678
* eSPEED, Inc. Class A                                     158,000         2,677
* Quest Software, Inc.                                     259,600         2,676
* Photronics Inc.                                          195,100         2,673
  Manufactured Home Communities, Inc. REIT                  90,200         2,673
* The Medicines Co.                                        166,600         2,669
* The Gymboree Corp.                                       168,000         2,664
  Arrow International, Inc.                                 65,500         2,664
  Inter-Tel, Inc.                                          127,100         2,658
* Zoran Corp.                                              188,700         2,655
  Solutia, Inc.                                            730,700         2,652
  Hudson River Bancorp. Inc.                               107,000         2,648
  Thomas Industries, Inc.                                  101,550         2,646
* Genlyte Group, Inc.                                       84,900         2,645
  PMA Capital Corp. Class A                                184,411         2,643
* Thoratec Corp.                                           345,813         2,639
  Methode Electronics, Inc. Class A                        240,200         2,635
  Glacier Bancorp, Inc.                                    111,300         2,623
* Telik, Inc.                                              224,900         2,622
* Genesco, Inc.                                            140,600         2,619
  Independent Bank Corp. (MI)                               86,538         2,619
  Bedford Property Investors, Inc. REIT                    101,800         2,615
* MICROS Systems, Inc.                                     116,500         2,612
  Suffolk Bancorp                                           82,400         2,605
* webMethods, Inc.                                         316,350         2,600
* The Nautilus Group, Inc.                                 194,475         2,598
  EastGroup Properties, Inc. REIT                          101,700         2,593
* FEI Co.                                                  169,500         2,592
* Duane Reade Inc.                                         152,200         2,587
* Plexus Corp.                                             294,484         2,586
* Connetics Corp.                                          214,996         2,584
* Cell Genesys, Inc.                                       231,253         2,579
* Prime Hospitality Corp.                                  316,400         2,579
  Pennsylvania REIT                                         99,000         2,574
  National Health Investors REIT                           159,900         2,571
  Arch Chemicals, Inc.                                     140,800         2,570
* Longview Fibre Co.                                       355,195         2,568
  MFA Mortgage Investments, Inc. REIT                      305,400         2,565
  Schweitzer-Mauduit International, Inc.                   104,500         2,560
* Esterline Technologies Corp.                             144,400         2,552
  Applied Industrial Technology, Inc.                      134,800         2,548
* Stewart Information Services Corp.                       118,900      2,543
* Photon Dynamics, Inc.                                    111,500         2,542
* Griffon Corp.                                            185,730         2,530
* Exelixis, Inc.                                           316,020         2,528
* Anteon International Corp.                               105,300         2,527
  Rollins, Inc.                                             99,200         2,525
* Bay View Capital Corp.                                   438,599         2,522
* Sinclair Broadcast Group, Inc.                           216,000         2,512
* ShopKo Stores, Inc.                                      201,500         2,509
* California Pizza Kitchen, Inc.                            99,500         2,507
* Papa John's International, Inc.                           89,935         2,507
* Hain Celestial Group, Inc.                               164,900         2,506
  Community Bank System, Inc.                               79,800         2,502
  First Sentinel Bancorp Inc.                              173,636         2,499
  Sovran Self Storage, Inc. REIT                            87,900         2,493
  PFF Bancorp, Inc.                                         79,500         2,484
* Cray Inc.                                                323,740         2,483
* Powerwave Technologies, Inc.                             457,779         2,472
  Commonwealth Bancorp                                      53,300         2,472
* Rogers Corp.                                             111,000         2,470
* Saxon Capital Inc.                                       197,260         2,468
  Alpharma, Inc. Class A                                   206,634         2,461
  American States Water Co.                                106,300         2,461
  Speedway Motorsports, Inc.                                95,200         2,454
  R & G Financial Corp. Class B                            105,500         2,453
* Silicon Image, Inc.                                      408,100         2,449
* Myriad Genetics, Inc.                                    167,700         2,448
* Triarc Cos., Inc. Class A                                 93,200         2,446
* WebEx Communications, Inc.                               162,800         2,442
  Chemed Corp.                                              68,900         2,436
  F & M Bancorp                                             75,759         2,424
* Openwave Systems Inc.                                  1,211,600         2,423
* BankUnited Financial Corp.                               149,600         2,421
  Mid-America Apartment Communities, Inc. REI               98,900         2,418
* Quantum Corp.                                            905,500         2,418
  Belden, Inc.                                             158,400         2,411
* Pre-Paid Legal Services, Inc.                             92,000         2,410
* CIMA Labs Inc.                                            99,483         2,407
* Alloy, Inc.                                              219,600         2,405
  Weis Markets, Inc.                                        77,400         2,403
* Alkermes, Inc.                                           383,000         2,401
* Insight Enterprises, Inc.                                288,900         2,401
* Unilab Corp.                                             131,140         2,400
* Actel Corp.                                              147,400         2,391
* Shuffle Master, Inc.                                     124,580         2,381
  RAIT Investment Trust REIT                               110,000         2,376
* W-H Energy Services, Inc.                                162,462         2,370
* GrafTech International Ltd.                              397,018         2,366
  Royal Gold, Inc.                                          94,830         2,363
  ElkCorp                                                  136,325         2,358
  M/I Schottenstein Homes, Inc.                             84,700         2,355
* Extreme Networks, Inc.                                   719,900         2,354

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP INDEX FUND                                        SHARES         (000)
--------------------------------------------------------------------------------
  Analogic Corp.                                            46,800         2,353
* International Multifoods Corp.                           110,900         2,350
  Gold Banc Corp., Inc.                                    236,800         2,349
* CNET Networks, Inc.                                      866,487         2,348
  Russ Berrie and Co., Inc.                                 69,400         2,344
* Imagistics International Inc.                            117,200         2,344
* Remington Oil & Gas Corp.                                142,800         2,343
  California Water Service Group                            98,926         2,340
  First Financial Corp.-Indiana                             48,100         2,339
  First Financial Holdings, Inc.                            94,400         2,337
* Checkpoint Systems, Inc.                                 225,900         2,336
* United Online, Inc.                                      145,920         2,326
* Informatica Corp.                                        402,500         2,318
* Littelfuse, Inc.                                         137,500         2,318
  First Merchants Corp.                                    101,711         2,318
  First Federal Capital Corp.                              120,000         2,317
* Scientific Games Corp.                                   319,000         2,316
  Central Parking Corp.                                    122,600         2,312
* Jo-Ann Stores, Inc. Class A                              100,620         2,311
* Genta Inc.                                               299,900         2,306
  Park Electrochemical Corp.                               120,000         2,304
  Hooper Holmes, Inc.                                      375,100         2,303
* WMS Industries, Inc.                                     153,700         2,302
  Tompkins Trustco, Inc.                                    52,200         2,302
  Lone Star Steakhouse & Saloon, Inc.                      118,900         2,300
* JAKKS Pacific, Inc.                                      170,650         2,299
* Integra LifeSciences Holdings                            130,000         2,295
* URS Corp.                                                160,800         2,288
* Armor Holdings, Inc.                                     166,000         2,286
* O'Charley's Inc.                                         111,300         2,285
  Novastar Financial, Inc. REIT                             73,250         2,273
* Gardner Denver Inc.                                      111,800         2,270
* Enzo Biochem, Inc.                                       161,996         2,268
* The Topps Co., Inc.                                      259,600         2,259
  Burlington Coat Factory Warehouse Corp.                  125,740         2,257
* Digital River, Inc.                                      188,760         2,256
* CDI Corp.                                                 83,300         2,247
  West Pharmaceutical Services, Inc.                        91,894         2,242
  PS Business Parks, Inc. REIT                              70,500         2,242
* Financial Federal Corp.                                   89,050         2,238
* The Dress Barn, Inc.                                     167,900         2,233
* PRG-Schultz International, Inc.                          250,450         2,229
  Community Trust Bancorp Inc.                              88,524         2,225
  Argonaut Group, Inc.                                     150,800         2,224
  EDO Corp.                                                107,000         2,223
  JLG Industries, Inc.                                     295,200         2,223
  Cato Corp. Class A                                       102,800         2,219
* Universal Compression Holdings, Inc.                     116,000         2,219
* S1 Corp.                                                 496,000         2,212
  American Medical Systems Holdings, Inc.                  136,400         2,211
* Advanced Neuromodulation Systems, Inc.                    62,800         2,204
* Trimble Navigation Ltd.                                  176,439         2,204
* Atrix Laboratories, Inc.                                 143,600         2,203
  The Standard Register Co.                                122,300         2,201
* Silicon Storage Technology, Inc.                         544,900         2,201
  Investors Real Estate Trust REIT                         220,370         2,199
* CSK Auto Corp.                                           199,000         2,189
* USG Corp.                                                258,700         2,186
* Newpark Resources, Inc.                                  501,500         2,182
  CARBO Ceramics Inc.                                       64,700         2,180
* Houston Exploration Co.                                   71,200         2,179
  Aaron Rents, Inc. Class B                                 99,600         2,178
* Tularik, Inc.                                            291,709         2,176
  RFS Hotel Investors, Inc. REIT                           199,900         2,171
  Franklin Electric, Inc.                                   45,200         2,170
* Possis Medical Inc.                                      120,400         2,167
* Intertrust Technologies Corp.                            512,300         2,167
* Impath, Inc.                                             109,800         2,165
* ExpressJet Holdings, Inc.                                211,200         2,165
  PolyOne Corp.                                            552,000         2,164
* Isis Pharmaceuticals, Inc.                               328,300         2,163
  Greif Brothers Corp. Class A                              90,900         2,163
* Sierra Health Services, Inc.                             179,900         2,161
* Albany Molecular Research, Inc.                          145,600         2,154
* Power-One, Inc.                                          379,410         2,151
* Boca Resorts, Inc. Class A                               201,000         2,151
* InVision Technologies, Inc.                               81,400         2,146
* Incyte Genomics, Inc.                                    470,417         2,145
  Redwood Trust, Inc. REIT                                  77,300         2,141
* ProQuest Co.                                             109,200         2,140
  Spartech Corp.                                           103,600         2,137
  Fleming Cos., Inc.                                       325,000         2,135
  Mid Atlantic Realty Trust REIT                           122,600         2,133
  Town & Country Trust REIT                                100,800         2,127
  Cohu, Inc.                                               144,600         2,126
* RehabCare Group, Inc.                                    111,400         2,126
* Palm Harbor Homes, Inc.                                  121,329         2,120
* K-V Pharmaceutical Co. Class A                            90,900         2,109
* Zoll Medical Corp.                                        58,800         2,097
* ANSYS, Inc.                                              103,800         2,097
* SangStat Medical Corp.                                   185,500         2,096
  Koger Equity, Inc. REIT                                  134,300         2,095
* NCO Group, Inc.                                          131,350         2,095
* Meritage Corp.                                            62,100         2,090
  Odyssey Re Holdings Corp.                                118,000         2,089
  Omega Financial Corp.                                     58,100         2,083
  Datascope Corp.                                           83,900         2,081
  Action Performance Cos., Inc.                            109,500         2,081
* Verity, Inc.                                             155,300         2,080

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                            SHARES         (000)
--------------------------------------------------------------------------------
* Corixa Corp.                                             323,666         2,068
  Tennant Co.                                               63,400         2,067
  Anworth Mortgage Asset Corp. REIT                        164,300         2,065
* School Specialty, Inc.                                   103,100         2,060
* Southwestern Energy Co.                                  179,800         2,059
  Getty Realty Holding Corp. REIT                          108,600         2,058
* Agile Software Corp.                                     265,800         2,057
* SPS Technologies, Inc.                                    86,600         2,057
* Veeco Instruments, Inc.                                  177,900         2,057
* Ventana Medical Systems, Inc.                             89,100         2,054
  Flagstar Bancorp, Inc.                                    95,050         2,053
* AMERIGROUP Corp.                                          67,700         2,052
  Walter Industries, Inc.                                  188,900         2,046
  Universal Forest Products, Inc.                           95,900         2,045
  Helix Technology Corp.                                   182,556         2,045
  Penn Virginia Corp.                                       56,200         2,043
* Cerus Corp.                                               95,000         2,043
* Intermagnetics General Corp.                             103,984         2,042
* Tesoro Petroleum Corp.                                   451,800         2,042
* Triad Guaranty, Inc.                                      55,400         2,042
* Mykrolis Corp.                                           279,200         2,038
* Symyx Technologies                                       161,500         2,033
  Oshkosh B' Gosh, Inc. Class A                             72,400         2,031
* Robert Mondavi Corp. Class A                              65,500         2,031
* IDX Systems Corp.                                        119,033         2,027
  Lance, Inc.                                              170,704         2,021
* PolyMedica Corp.                                          65,500         2,020
* Startek, Inc.                                             73,100         2,018
  Universal Health Realty Income REIT                       76,800         2,016
* ValueVision Media, Inc.                                  134,400         2,013
* Magnum Hunter Resources Inc.                             337,500         2,008
* Vignette Corp.                                         1,635,700         2,007
* Handleman Co.                                            174,500         2,007
  AMLI Residential Properties Trust REIT                    94,300         2,007
* Ciber, Inc.                                              389,500         2,006
* Bright Horizons Family Solutions, Inc.                    71,300         2,005
* Micromuse Inc.                                           524,400         2,003
  Cubic Corp.                                              108,600         2,001
  Landauer, Inc.                                            57,500         1,998
* SOURCECORP, Inc.                                         107,300         1,995
  The Stride Rite Corp.                                    278,100         1,994
* Saga Communications, Inc.                                104,875         1,993
* Plains Resources Inc.                                    168,000         1,991
* Sola International Inc.                                  153,000         1,989
* Teletech Holdings Inc.                                   273,900         1,989
* Korn/Ferry International                                 265,836         1,988
* Multimedia Games Inc.                                     72,300         1,985
* Standard Microsystem Corp.                               101,900         1,984
* Western Wireless Corp. Class A                           374,300         1,984
  New England Business Service, Inc.                        81,300         1,984
* Kulicke & Soffa Industries, Inc.                         346,700         1,983
* PRIMEDIA Inc.                                            962,400         1,983
  First Community Bancorp                                   60,200         1,982
  Berry Petroleum Class A                                  116,200         1,981
* TETRA Technologies, Inc.                                  92,600         1,979
  Fidelity Bankshares, Inc.                                110,545         1,979
* Planar Systems, Inc.                                      95,900         1,978
* Asyst Technologies, Inc.                                 269,084         1,978
* Echelon Corp.                                            176,200         1,975
  Watsco, Inc.                                             120,550         1,975
* Local Financial Corp.                                    134,700         1,973
  The Marcus Corp.                                         138,500         1,967
  Glenborough Realty Trust, Inc. REIT                      110,200         1,964
* DuPont Photomasks, Inc.                                   84,300         1,960
* Nautica Enterprises, Inc.                                176,314         1,959
* Wind River Systems Inc.                                  477,200         1,957
* Beverly Enterprises, Inc.                                684,200         1,950
* General Communication, Inc.                              290,177         1,947
* Global Industries Ltd.                                   466,700         1,946
* Transkaryotic Therapies, Inc.                            196,400         1,944
* Ligand Pharmaceuticals Inc. Class B                     362,000          1,944
* AFC Enterprises, Inc.                                     92,500         1,943
  Sterling Bancorp                                          73,836         1,943
  Pioneer Standard Electronics Inc.                        211,650         1,943
* Tower Automotive, Inc.                                   431,500         1,942
  Independent Bank Corp. (MA)                               85,100         1,940
  Capital City Bank Group, Inc.                             49,500         1,940
* Range Resources Corp.                                    358,900         1,938
* Medarex, Inc.                                            490,200         1,936
* The Wet Seal, Inc. Class A                               179,875         1,936
* SERENA Software, Inc.                                    122,500         1,934
* Jarden Corp.                                              81,000         1,933
  Parkway Properties Inc. REIT                              55,100         1,933
  Farmer Brothers, Inc.                                      6,250         1,931
* Magna Entertainment Corp. Class A                        311,200         1,929
* LTX Corp.                                                319,968         1,929
  Integra Bank Corp.                                       108,266         1,929
* La Jolla Pharmaceutical Co.                              296,800         1,929
  U.S. Restaurant Properties, Inc. REIT                    136,900         1,928
* Interwoven, Inc.                                         741,100         1,927
* Clark/Bardes Inc.                                         99,900         1,923
* Wright Medical Group, Inc.                               110,080         1,922
  NUI Corp.                                                111,300         1,921
* Hydrill Co.                                               81,500         1,921
* Fleetwood Enterprises, Inc.                              244,400         1,919

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP INDEX FUND                                        SHARES         (000)
--------------------------------------------------------------------------------
  First Community Bancshares, Inc.                          62,288         1,916
* Playtex Products, Inc.                                   193,300         1,910
* JDA Software Group, Inc.                                 197,550         1,908
  Oriental Financial Group Inc.                             77,622         1,908
* Kopin Corp.                                              485,290         1,902
  United Community Financial Corp.                         219,800         1,901
  Kramont Realty Trust REIT                                129,700         1,900
* Per-Se Technologies, Inc.                                211,516         1,897
* OmniVision Technologies, Inc.                            139,750         1,896
* ScanSoft, Inc.                                           364,580         1,896
  MeriStar Hospitality Corp. REIT                          287,234         1,896
* Atwood Oceanics, Inc.                                     62,900         1,893
* RSA Security Inc.                                        314,700         1,885
  Phillips-Van Heusen Corp.                                162,700         1,881
* Systems & Computer Technology Corp.                      218,400         1,878
* Denbury Resources, Inc.                                  166,200         1,878
* VCA Antech, Inc.                                         125,193         1,878
* Heidrick & Struggles International, Inc.                 127,500         1,870
* Central Garden and Pet Co.                               100,890         1,867
* InterCept, Inc.                                          110,200         1,866
* Trammell Crow Co.                                        207,050         1,863
  Deltic Timber Corp.                                       69,700         1,861
* Oakley, Inc.                                             181,100         1,860
* Ocular Sciences, Inc.                                    119,600         1,856
  Valmont Industries, Inc.                                  95,100         1,845
* Unifi, Inc.                                              350,760         1,841
* Cable Design Technologies Corp.                          311,925         1,840
  Fremont General Corp.                                    409,000         1,836
  Fisher Communications, Inc.                               34,800         1,835
* Spanish Broadcasting System, Inc.                        254,700         1,834
* Labor Ready, Inc.                                        285,586         1,833
* AMC Entertainment, Inc.                                  207,000         1,832
  Simmons First National Corp.                              49,900         1,829
* E.piphany Inc.                                           438,000         1,826
* United Therapeutics Corp.                                109,300         1,825
  Standex International Corp.                               76,500         1,824
  Hancock Fabrics, Inc.                                    119,500         1,822
* PAREXEL International Corp.                              165,405         1,818
* Allen Telecom Inc.                                       191,560         1,814
  Old Second Bancorp, Inc.                                  49,026         1,814
* United Surgical Partners International, Inc.             116,110         1,814
  Keystone Property Trust REIT                             106,800         1,812
  WSFS Financial Corp.                                      54,829         1,808
* Alexion Pharmaceuticals, Inc.                            127,900         1,806
* Riverstone Networks, Inc.                                848,000         1,798
* New Focus, Inc.                                          467,400         1,795
* SureBeam Corp.                                           444,011         1,794
  Bank Mutual Corp.                                         77,437         1,791
  Washington Trust Bancorp, Inc.                            91,700         1,791
* Hanger Orthopedic Group, Inc.                            136,100         1,790
  Irwin Financial Corp.                                    108,400         1,789
  Apogee Enterprises, Inc.                                 199,800         1,788
  Mine Safety Appliances Co.                                55,400         1,787
* BioMarin Pharmaceutical Inc.                             253,000         1,784
  K-Swiss, Inc.                                             81,958         1,779
* Molecular Devices Corp.                                  108,000         1,779
* FreeMarkets, Inc.                                        276,100         1,778
* J. Jill Group, Inc.                                      127,100         1,777
  Saul Centers, Inc. REIT                                   74,200         1,766
* Silgan Holdings, Inc.                                     71,500         1,765
* Caraustar Industries, Inc.                               185,557         1,759
  Chesapeake Corp. of Virginia                              98,400         1,756
* Enterasys Networks, Inc.                               1,122,900         1,752
* PEC Solutions, Inc.                                       58,400         1,746
* Fidelity National Information Solutions, Inc.            101,126         1,744
  Vector Group Ltd.                                        150,019         1,743
* Consolidated Graphics, Inc.                               78,300         1,742
  Dimon Inc.                                               289,900         1,739
  Westcorp, Inc.                                            82,697         1,737
  GenCorp, Inc.                                            219,240         1,736
  Kaman Corp. Class A                                      157,800         1,736
  Watts Industries Class A                                 110,200         1,735
* Pegasus Solutions Inc.                                   172,850         1,734
* UNOVA, Inc.                                              288,700         1,732
* AirTran Holdings, Inc.                                   444,100         1,732
* Digital Insight Corp.                                    199,300         1,732
* Veritas DGC Inc.                                         218,500         1,726
  First Niagara Financial Group, Inc.                       65,900         1,721
  Prosperity Bancshares, Inc.                               90,060         1,711
  First Source Corp.                                       101,856         1,706
  United Fire & Casualty Co.                                51,000         1,706
  Arctic Cat, Inc.                                         106,600         1,706
* CoStar Group, Inc.                                        92,120         1,700
  Equity Inns, Inc. REIT                                   282,100         1,698
  Carpenter Technology Corp.                               135,470         1,687
  Bank of Granite Corp.                                     96,176         1,683
  IBERIABANK Corp.                                          41,900         1,683
  Capstead Mortgage Corp. REIT                              68,200         1,681
* Cell Therapeutics, Inc.                                  231,150         1,680
  Corporate Office Properties Trust, Inc. REIT             119,500         1,677
* F5 Networks, Inc.                                        156,100         1,677
* Serologicals Corp.                                       152,400         1,676
* Select Medical Corp.                                     124,100         1,674
  West Coast Bancorp                                       110,500         1,674
  MCG Capital Corp.                                        155,670         1,672
* Nabi Biopharmaceuticals                                  269,100         1,668
* ScanSource, Inc.                                          33,700         1,661
  NACCO Industries, Inc. Class A                            37,895         1,659

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                            SHARES         (000)
--------------------------------------------------------------------------------
  OceanFirst Financial Corp.                                73,837         1,658
* Wild Oats Markets Inc.                                   160,457         1,656
* Raytech Corp.                                            290,480         1,656
* Hologic, Inc.                                            135,520         1,655
* Genesee & Wyoming Inc. Class A                            80,900         1,646
* CorVel Corp.                                              45,994         1,644
* Plains Exploration & Production Co.                      168,500         1,643
* Sequa Corp. Class A                                       42,000         1,643
  LaSalle Hotel Properties REIT                            117,300         1,642
* K-V Pharmaceutical Co. Class B                            68,975         1,638
  Crown American Realty Trust REIT                         177,500         1,633
* Arris Group Inc.                                         456,700         1,630
  CTS Corp.                                                210,100         1,628
* Tier Technologies, Inc.                                  101,700         1,627
* Versicor, Inc.                                           150,800         1,627
  Churchill Downs, Inc.                                     42,500         1,623
* Stillwater Mining Co.                                    303,050         1,621
* Navigant Consulting, Inc.                                274,700         1,621
* ILEX Oncology, Inc.                                      229,434         1,620
  Peoples Holding Co.                                       39,700         1,618
* Inktomi Corp.                                          1,010,200         1,616
* Harvest Natural Resources, Inc.                          244,400         1,613
* Dendrite International, Inc.                             215,700         1,611
* Trex Co., Inc.                                            45,500         1,606
* Federal Agricultural Mortgage Corp. Class C               52,100         1,596
  Coachmen Industries, Inc.                                101,000         1,596
  Granite State Bankshares, Inc.                            36,500         1,595
* The Sports Authority, Inc.                               227,800         1,595
* Merit Medical Systems, Inc.                               80,000         1,594
* Artisan Components, Inc.                                 103,200         1,592
  Troy Financial Corp.                                      59,010         1,592
  Financial Institutions, Inc.                              54,162         1,590
* Steak n Shake Co.                                        158,899         1,589
* Quicksilver Resources, Inc.                               70,800         1,588
* Movie Gallery, Inc.                                      122,100         1,587
  Centex Construction Products, Inc.                        45,100         1,585
* Prima Energy Corp.                                        70,850         1,584
* Antigenics, Inc.                                         154,600         1,583
  Second Bancorp, Inc.                                      59,700         1,582
* FuelCell Energy, Inc.                                    240,800         1,578
* Guitar Center, Inc.                                       95,000         1,573
* InFocus Corp.                                            255,156         1,572
* 3Tec Energy Corp.                                        110,300         1,565
* Forrester Research, Inc.                                 100,500         1,565
  CCBT Financial Cos. Inc.                                  60,800         1,561
* Swift Energy Co.                                         161,220         1,559
* CoorsTek, Inc.                                            61,000         1,559
* Applied Films Corp.                                       77,940         1,558
  Peoples Bancorp, Inc.                                     60,800         1,556
  FBL Financial Group, Inc. Class A                         79,911         1,556
  First Essex Bancorp, Inc.                                 46,500         1,553
* Forward Air Corp.                                         80,000         1,553
* Ultratech Stepper, Inc.                                  157,800         1,553
  Pope & Talbot, Inc.                                      108,800         1,551
* Cubist Pharmaceuticals, Inc.                             188,100         1,548
* Oil States International, Inc.                           120,000         1,548
* Bally Total Fitness Holding Corp.                        217,800         1,544
* Sterling Financial Corp. (Spokane)                        82,010         1,543
  Cascade Natural Gas Corp.                                 77,100         1,542
  Great Lakes, Inc. REIT                                    92,500         1,540
  American Woodmark Corp.                                   32,400         1,539
* Right Management Consultants, Inc.                       116,000         1,537
* Tanox, Inc.                                              169,500         1,534
  Virginia Financial Group, Inc.                            51,450         1,533
* J & J Snack Foods Corp.                                   42,900         1,532
* CCC Information Services Group                            86,277         1,531
* Maxygen Inc.                                             200,405         1,527
* Remec, Inc.                                              393,400         1,526
  Riggs National Corp.                                      98,200         1,521
* CKE Restaurants Inc.                                     353,610         1,521
* Salem Communications Corp.                                60,800         1,518
* Diversa Corp.                                            167,500         1,516
  Allegiant Bancorp, Inc.                                   82,898         1,511
* ArthroCare Corp.                                         153,300         1,510
* Monolithic System Technology, Inc.                       124,700         1,506
* Chattem, Inc.                                             73,300         1,506
  Central Vermont Public Service Corp.                      82,100         1,501
  McGrath Rent Corp.                                        64,500         1,499
  First Indiana Corp.                                       80,875         1,498
* Immucor Inc.                                              73,965         1,498
  Holly Corp.                                               68,500         1,497
* Wabash National Corp.                                    178,600         1,497
  Community Banks, Inc.                                     54,027         1,497
* Lexar Media, Inc.                                        238,651         1,496
  Haverty Furniture Cos., Inc.                             107,600         1,496
* Hawthorne Financial Corp.                                 52,340         1,494
* Silicon Graphics, Inc.                                 1,321,100         1,493
* MRO Software Inc.                                        122,703         1,490
  MTS Systems Corp.                                        148,536         1,488
  S.Y. Bancorp, Inc.                                        40,100         1,488
* United Auto Group, Inc.                                  119,300         1,488
  U.S.B. Holding Co., Inc.                                  84,020         1,487
  Lindsay Manufacturing Co.                                 69,395         1,485
* ViaSat, Inc.                                             128,400         1,482
* ProBusiness Services, Inc.                               148,100         1,481
  First Place Financial Corp.                               89,000         1,480
* Pharmacopeia, Inc.                                       165,563         1,477
  Cash America International Inc.                          154,512         1,471

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP INDEX FUND                                        SHARES         (000)
--------------------------------------------------------------------------------
  Barnes Group, Inc.                                        72,200         1,469
  Lakeland Bancorp, Inc.                                    82,193         1,469
* Advanced Energy Industries, Inc.                         115,400         1,468
* Herley Industries Inc.                                    84,300         1,467
  Port Financial Corp.                                      32,800         1,464
* Comstock Resources, Inc.                                 157,500         1,463
* 4Kids Entertainment Inc.                                  66,200         1,462
* RTI International Metals                                 144,700         1,461
  First Busey Corp.                                         63,300         1,460
* National Western Life Insurance Co. Class A               15,200         1,459
  Peapack Gladstone Financial Corp.                         42,500         1,456
* Cirrus Logic                                             505,400         1,456
  Great Southern Bancorp, Inc.                              39,600         1,455
* Century Business Services, Inc.                          548,600         1,454
* First Republic Bank                                       72,600         1,451
  Presidential Life Corp.                                  146,094         1,451
* Energy Partners, Ltd.                                    135,500         1,450
* PTEK Holdings, Inc.                                      329,460         1,450
* Esperion Therapeutics, Inc.                              203,900         1,449
* Tejon Ranch Co.                                           48,699         1,446
* MedQuist, Inc.                                            71,311         1,445
* Transaction Systems Architects, Inc.                     221,972         1,443
* RailAmerica, Inc.                                        200,800         1,440
  Advanced Marketing Services                               97,850         1,438
* Kadant Inc.                                               95,700         1,436
  Standard Commercial Tobacco Co.                           79,300         1,435
* TBC Corp.                                                119,400         1,434
  Southern Peru Copper Corp.                                99,400         1,431
  Union Bankshares Corp.                                    52,500         1,431
* Conceptus, Inc.                                          119,138         1,427
  North Pittsburgh Systems, Inc.                           104,698         1,427
* Kindred Healthcare, Inc.                                  78,600         1,427
  Farmers Capital Bank Corp.                                42,800         1,423
  Gentiva Health Services, Inc.                            160,696         1,416
* Priceline.com Inc.                                       880,700         1,409
* MatrixOne, Inc.                                          326,800         1,405
* Anaren, Inc.                                             159,100         1,400
* Gulfmark Offshore, Inc.                                   94,900         1,400
  LSI Industries Inc.                                      100,800         1,396
  Ameron International Corp.                                25,300         1,395
  Main Street Banks, Inc.                                   72,500         1,392
* Frontier Airlines, Inc.                                  205,750         1,391
  Bel Fuse, Inc. Class B                                    69,000         1,390
  State Auto Financial Corp.                                89,500         1,387
* CuraGen Corp.                                            297,900         1,385
  Seacoast Banking Corp. of Florida                         73,500         1,385
* Finish Line, Inc.                                        130,900         1,381
  Camden National Corp.                                     57,000         1,379
  Myers Industries, Inc.                                   128,828         1,378
* Mobile Mini, Inc.                                         87,398         1,370
  Connecticut Water Services, Inc.                          54,250         1,369
* MSC.Software Corp.                                       177,300         1,369
* Nuevo Energy Co.                                         123,000         1,365
  Pennrock Financial Services Corp.                         49,190         1,365
* Renaissance Learning, Inc.                                72,100         1,363
  Innkeepers USA Trust REIT                                177,700         1,361
  Urstadt Biddle Properties Class A REIT                   122,500         1,357
* Noven Pharmaceuticals, Inc.                              146,800         1,355
* Isle of Capri Casinos, Inc.                              102,300         1,354
  Banner Corp.                                              71,800         1,354
  Arrow Financial Corp.                                     43,979         1,353
* Pixelworks, Inc.                                         233,300         1,353
  Zenith National Insurance Corp.                           57,300         1,348
* ESS Technology, Inc.                                     213,600         1,344
* Elizabeth Arden, Inc.                                     90,700         1,342
* Secure Computing Corp.                                   207,200         1,328
  Apex Mortgage Capital, Inc. REIT                         202,925         1,327
* Daktronics, Inc.                                          99,036         1,325
  CT Communications, Inc.                                  117,200         1,324
  CityBank Lynnwood WA                                      53,500         1,324
* Input/Output, Inc.                                       311,500         1,324
  Northwestern Corp.                                       260,500         1,323
  Ennis Business Forms, Inc.                               113,600         1,320
* Alderwoods Group, Inc.                                   278,880         1,319
* Immunomedics Inc.                                        284,500         1,314
* Eon Labs, Inc.                                            69,456         1,313
* The TriZetto Group, Inc.                                 213,300         1,310
* Therasense, Inc.                                         156,580         1,307
* American Healthways Inc.                                  74,450         1,303
* Gabelli Asset Management Inc.                             43,300         1,301
* Eclipsys Corp.                                           243,000         1,300
* Bio-Technology General Corp.                             406,100         1,300
  First National Corp.                                      54,120         1,299
  Sturm, Ruger & Co., Inc.                                 135,600         1,298
  BancFirst Corp.                                           27,560         1,295
* Triangle Pharmaceuticals, Inc.                           217,900         1,294
  Blair Corp.                                               55,500         1,294
* Intuitive Surgical, Inc.                                 209,800         1,292
* Orbital Sciences Corp.                                   306,100         1,292
* SonicWALL, Inc.                                          354,900         1,288
  SWS Group, Inc.                                           94,893         1,287
* AtheroGenics, Inc.                                       173,540         1,286
  Integral Systems, Inc.                                    64,132         1,286
* SonoSite, Inc.                                            98,100         1,282
* MGI Pharma, Inc.                                         176,600         1,280
  Robbins & Myers, Inc.                                     69,478         1,278
* AsiaInfo Holdings, Inc.                                  201,300         1,276
* Computer Network Technology Corp.                        179,300         1,273
  On Assignment, Inc.                                      149,400         1,273

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                            SHARES         (000)
--------------------------------------------------------------------------------
* Vastera, Inc.                                            225,200         1,273
* Young Broadcasting Inc.                                   96,600         1,272
  Quaker Chemical Corp.                                     54,800         1,271
  BSB Bancorp, Inc.                                         60,550         1,270
* Stratex Networks, Inc.                                   572,600         1,265
  Tanger Factory Outlet Centers, Inc. REIT                  40,800         1,265
* ValueClick, Inc.                                         452,580         1,263
  Skyline Corp.                                             42,800         1,263
  World Fuel Services Corp.                                 61,500         1,261
  Firstfed America Bancorp, Inc.                            50,700         1,260
* Sonus Networks, Inc.                                   1,258,600         1,259
  Citizens 1st Bancorp, Inc.                                59,600         1,255
* Curative Health Services Inc.                             72,719         1,254
* IDine Rewards Network Inc.                               118,100         1,254
* Magma Design Automation, Inc.                            130,680         1,252
* Rudolph Technologies, Inc.                                65,200         1,249
* Osmonics, Inc.                                            73,700         1,248
* Concurrent Computer Corp.                                431,900         1,244
  Capitol Bancorp Ltd.                                      53,550         1,242
* Urban Outfitters, Inc.                                    52,600         1,240
* Golden Telecom, Inc.                                      97,800         1,237
  Angelica Corp.                                            59,900         1,237
  Valhi, Inc.                                              148,500         1,233
  Vital Signs, Inc.                                         41,200         1,231
* AAON, Inc.                                                66,590         1,227
* Cleveland-Cliffs Iron Co.                                 61,800         1,227
* Microsemi Corp.                                          201,000         1,224
  NBC Capital Corp.                                         48,533         1,223
  Midwest Banc Holdings, Inc.                               64,498         1,222
  Cascade Bancorp                                           88,310         1,220
* Parker Drilling Co.                                      549,700         1,220
* II-VI, Inc.                                               75,950         1,220
* U.S. Industries, Inc.                                    461,500         1,214
  Building Materials Holding Corp.                          84,800         1,213
  Movado Group, Inc.                                        64,400         1,211
* Lithia Motors, Inc.                                       77,000         1,208
* 7-Eleven, Inc.                                           161,000         1,208
* Audiovox Corp.                                           116,700         1,207
* Lightbridge, Inc.                                        196,154         1,206
  First Bancorp (NC)                                        51,300         1,206
* Allos Therapeutics Inc.                                  160,060         1,204
  CFS Bancorp, Inc.                                         84,000         1,201
  St. Francis Capital Corp.                                 51,289         1,201
  Gorman-Rupp Co.                                           51,100         1,201
* Electro Rent Corp.                                        99,058         1,201
* Netscreen Technologies, Inc.                              71,200         1,199
* Rainbow Technologies, Inc.                               167,000         1,197
  Courier Corp.                                             26,100         1,196
* Citizens, Inc.                                           159,265         1,194
* ChipPAC, Inc.                                            336,400         1,194
* Maxwell Shoe Co. Inc.                                    102,400         1,190
* Akamai Technologies, Inc.                                686,200         1,187
* Quaker City Bancorp, Inc.                                 35,975         1,185
* LookSmart, Ltd.                                          476,800         1,182
* SPSS, Inc.                                                84,400         1,181
* Sapient Corp.                                            575,200         1,179
  Ramco-Gershenson Properties Trust REIT                    59,700         1,179
* Gene Logic Inc.                                          187,200         1,177
* PRAECIS Pharmaceuticals Inc.                             362,000         1,177
* Columbia Banking System, Inc.                             93,262         1,176
* K2 Inc.                                                  125,000         1,175
* Radiant Systems, Inc.                                    121,689         1,172
* Pinnacle Entertainment, Inc.                             168,700         1,169
* Centene Corp.                                             34,800         1,169
* WatchGuard Technologies, Inc.                            182,940         1,167
  Calgon Carbon Corp.                                      236,100         1,166
* MTR Gaming Group Inc.                                    146,500         1,166
* Hibbett Sporting Goods, Inc.                              48,700         1,165
* EMS Technologies, Inc.                                    74,500         1,163
* Bombay Co.                                               232,120         1,161
* The Advisory Board Co.                                    38,800         1,160
* Lydall, Inc.                                             102,200         1,160
* First Horizon Pharmaceutical Corp.                       154,800         1,158
* Steven Madden, Ltd.                                       64,000         1,156
* Boston Communications Group, Inc.                         90,800         1,154
* Pericom Semiconductor Corp.                              137,900         1,146
* Insurance Auto Auctions, Inc.                             69,000         1,145
* Entrust, Inc.                                            339,400         1,140
* Encore Acquisition Co.                                    61,900         1,140
* Stamps.com Inc.                                          243,700         1,138
  Flushing Financial Corp.                                  69,400         1,137
  Gibraltar Steel                                           59,695         1,137
* Vicor Corp.                                              137,700         1,136
* American Physicians Capital, Inc.                         60,374         1,136
  Shenandoah Telecommunications Co.                         23,138         1,132
* Safeguard Scientifics, Inc.                              828,600         1,127
* Endo Pharmaceuticals Holdings, Inc.                      146,365         1,127
  Riviana Foods, Inc.                                       41,600         1,124
  SJW Corp.                                                 14,400         1,124
* Information Holdings Inc.                                 72,400         1,124
  Northwest Bancorp, Inc.                                   75,600         1,118
* Strattec Security Corp.                                   23,300         1,117
  Boykin Lodging Co. REIT                                  119,600         1,116
  Middlesex Water Co.                                       53,200         1,116
  Talx Corp.                                                85,970         1,111
* Electronics Boutique Holdings Corp.                       70,200         1,110
* Omnova Solutions Inc.                                    275,100         1,109
* Interland Inc.                                           851,777         1,107

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP INDEX FUND                                        SHARES         (000)
--------------------------------------------------------------------------------
* aaiPharma Inc.                                            78,900         1,106
  Oneida Ltd.                                              100,135         1,104
  Stepan Co.                                                44,000         1,100
* Lexicon Genetics Inc.                                    232,497         1,100
* Syncor International Corp.                                39,600         1,098
* Keynote Systems Inc.                                     142,100         1,097
* Regent Communications, Inc.                              185,600         1,097
  UniFirst Corp.                                            54,300         1,097
  CIRCOR International, Inc.                                68,900         1,096
* Buckeye Technology, Inc.                                 177,700         1,093
* A.C. Moore Arts & Crafts, Inc.                            85,900         1,092
* Packeteer, Inc.                                          159,100         1,091
* Excel Technology, Inc.                                    60,703         1,086
  Correctional Properties Trust REIT                        50,000         1,085
  Oxford Industries, Inc.                                   42,300         1,085
* Marvel Enterprises Inc.                                  120,800         1,085
* Supertex, Inc.                                            72,800         1,084
  Octel Corp.                                               68,600         1,084
  1-800 CONTACTS, Inc.                                      39,309         1,084
  Rock-Tenn Co.                                             79,860         1,077
* Tenneco Automotive, Inc.                                 265,885         1,074
* MemberWorks, Inc.                                         59,700         1,073
* Keystone Automotive Industries, Inc.                      71,460         1,073
* ITLA Capital Corp.                                        32,200         1,070
* Friedman, Billings, Ramsey Group, Inc.                   114,100         1,068
* InterTAN, Inc.                                           148,650         1,063
* Stoneridge, Inc.                                          89,300         1,063
* AstroPower, Inc.                                         132,800         1,061
* Liberate Technologies, Inc.                              741,300         1,060
  German American Bancorp                                   68,118         1,059
  United Industrial Corp.                                   66,200         1,059
* Pathmark Stores, Inc.                                    208,500         1,057
  Lawson Products, Inc.                                     34,100         1,056
* American Pharmaceuticals Partners, Inc.                   59,320         1,056
* Astec Industries, Inc.                                   106,000         1,053
* EPIQ Systems, Inc.                                        68,650         1,052
* Dura Automotive Systems, Inc.                            104,635         1,051
  American National Bankshares Inc.                         40,373         1,050
* Intrado Inc.                                             105,600         1,049
* Meridian Medical Technologies, Inc.                       23,600         1,048
* Casella Waste Systems, Inc.                              117,500         1,045
* Exult Inc.                                               328,100         1,043
  GBC Bancorp                                               53,832         1,042
* Navigant International, Inc.                              84,500         1,042
* Aviall Inc.                                              129,400         1,042
* Phoenix Technologies Ltd.                                180,100         1,039
  First State Bancorporation                                41,900         1,039
  Cascade Corp.                                             65,000         1,037
  Midland Co.                                               54,500         1,036
* Tollgrade Communications, Inc.                            88,200         1,035
* Aspect Communications Corp.                              363,900         1,033
* Oak Technology, Inc.                                     387,700         1,027
  Berkshire Hills Bancorp, Inc.                             43,600         1,027
* ManTech International Corp.                               53,730         1,025
* Global Imaging Systems, Inc.                              55,700         1,024
* Central Coast Bancorp                                     51,700         1,022
* National Healthcare Corp.                                 58,300         1,020
* Hanmi Financial Corp.                                     60,800         1,020
* Ameristar Casinos, Inc.                                   72,300         1,019
* Energy Conversion Devices, Inc.                          103,900         1,018
* Penwest Pharmaceuticals Co.                               96,000         1,018
  Gladstone Capital Corp.                                   61,750         1,017
* VitalWorks Inc.                                          263,160         1,013
  Mission West Properties Inc. REIT                        102,300         1,013
* XM Satellite Radio Holdings, Inc.                        375,900         1,011
  N L Industries, Inc.                                      59,100         1,005
* WFS Financial, Inc.                                       48,037         1,004
  Bassett Furniture Industries, Inc.                        70,125         1,004
* Kenneth Cole Productions, Inc.                            49,350         1,002
* Sports Resorts International, Inc.                       170,388         1,000
  Friedman's, Inc. Class A                                 115,100           999
  HEICO Corp.                                               94,100           998
* Universal Display Corp.                                  126,300           997
* SCS Transportation, Inc.                                 100,475           996
* Concord Communications, Inc.                             110,750           996
* OraSure Technologies, Inc.                               181,600           990
* Manugistics Group, Inc.                                  411,500           988
* Department 56 Inc.                                        76,535           987
* Daisytek International Corp.                             124,400           986
* Retek Inc.                                               362,600           986
* West Marine, Inc.                                         71,900           984
  PrivateBancorp, Inc.                                      26,000           984
* Presstek, Inc.                                           213,300           983
* Tuesday Morning Corp.                                     57,500           983
  CB Bancshares Inc. (HI)                                   23,100           982
  Mainsource Financial Group, Inc.                          40,845           981
* Playboy Enterprises, Inc. Class B                         96,700           980
* Insignia Financial Group, Inc.                           134,900           978
* Footstar Inc.                                            140,500           978
* Raindance Communications, Inc.                           299,620           968
* Three-Five Systems, Inc.                                 150,000           968
  Kansas City Life Insurance Co.                            25,460           965
* Wireless Facilities, Inc.                                160,400           964
  National Presto Industries, Inc.                          32,800           964
  FNB Corp. VA                                              40,600           963
* Champion Enterprises, Inc.                               337,848           963
* Universal American Financial Corp.                       164,699           958
  Resource America, Inc.                                   106,300           958
* Digene Corp.                                              83,500           957

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                            SHARES         (000)
--------------------------------------------------------------------------------
* The Great Atlantic & Pacific Tea Co., Inc.               118,700           957
  Interchange Financial Services Corp.                      59,400           956
* Siliconix, Inc.                                           40,800           955
* Harmonic, Inc.                                           414,800           954
  LSB Bancshares, Inc.                                      58,860           954
  Bryn Mawr Bank Corp.                                      26,000           952
* SRA International, Inc.                                   35,100           951
* SeaChange International, Inc.                            154,500           950
* Volt Information Sciences Inc.                            55,500           949
* Tyler Technologies, Inc.                                 227,370           948
* PC-Tel, Inc.                                             139,800           948
  Ryerson Tull, Inc.                                       155,247           947
* Aether Systems, Inc.                                     251,214           945
  Pennfed Financial Services, Inc.                          34,700           942
* ImmunoGen, Inc.                                          303,824           942
* eResearch Technology, Inc.                                56,150           941
  Baldwin & Lyons, Inc. Class B                             39,900           940
* Aksys, Ltd.                                              177,280           940
* Boston Beer Co., Inc. Class A                             65,700           940
  First Oak Brook Bancshares, Inc.                          29,864           938
  Southwest Bancorp, Inc.                                   35,960           935
* Learning Tree International, Inc.                         68,200           934
  Advanta Corp. Class A                                    103,980           934
* Cepheid, Inc.                                            182,960           933
* Universal Electronics, Inc.                               95,700           932
  Hickory Tech Corp.                                        97,700           931
* White Electronic Designs Corp.                           121,390           929
  Interface, Inc.                                          302,000           927
* Terayon Communications Systems, Inc.                     452,000           927
* MIM Corp.                                                159,600           926
* Stein Mart, Inc.                                         151,700           925
* SBS Technologies, Inc.                                   101,000           925
  Macatawa Bank Corp.                                       46,530           924
* Register.com, Inc.                                       205,200           923
* FSI International, Inc.                                  204,900           922
  Crawford & Co. Class B                                   184,250           921
  State Bancorp, Inc.                                       51,100           920
  Lufkin Industries                                         39,200           919
* Material Sciences Corp.                                   71,000           919
* FalconStor Software, Inc.                                236,300           917
  AAR Corp.                                                178,000           917
* Kensey Nash Corp.                                         50,100           915
* Skechers U.S.A., Inc.                                    107,800           915
* Aeropostale, Inc.                                         86,500           914
  Winston Hotels, Inc. REIT                                117,000           913
  Superior Financial Corp.                                  49,599           911
  D&K Healthcare Resources, Inc.                            88,850           910
  Columbia Bancorp                                          41,180           907
* Concord Camera Corp.                                     167,000           907
* RadiSys Corp.                                            113,200           903
* BE Aerospace, Inc.                                       247,600           901
* Arena Pharmaceuticals, Inc.                              138,300           900
  Glatfelter                                                68,400           900
* Cobalt Corp.                                              65,200           900
* Talk America Holdings, Inc.                              159,826           895
  Southwest Water Co.                                       67,515           895
  RPC Inc.                                                  77,000           893
* OSI Systems Inc.                                          52,500           891
* Alexander's, Inc. REIT                                    13,800           891
  First of Long Island Corp.                                24,350           889
* W.R. Grace & Co.                                         453,175           888
* Vail Resorts Inc.                                         58,400           886
  ABC Bancorp                                               68,387           886
* Graphic Packaging International Corp.                    156,900           885
* CompuCom Systems, Inc.                                   157,700           885
* PetroQuest Energy, Inc.                                  213,100           884
* Microtune, Inc.                                          282,300           884
* Transmeta Corp.                                          755,200           884
  TriCo Bancshares                                          35,900           883
* Hollywood Casino Corp.                                    71,900           883
* infoUSA Inc.                                             177,450           882
* Hypercom Corp.                                           236,220           881
* Redback Networks Inc.                                  1,047,050           880
* SeeBeyond Technology Corp.                               361,700           879
* PracticeWorks Inc.                                       111,200           878
* The Buckle, Inc.                                          48,800           878
* Finisar Corp.                                            924,500           878
* Comfort Systems USA, Inc.                                261,720           877
* Buca, Inc.                                               105,200           875
* Mesa Air Group Inc.                                      215,000           875
  General Cable Corp.                                      230,250           875
  Great American Financial Resources, Inc.                  50,800           874
  X-Rite Inc.                                              124,600           871
* Integrated Electrical Services, Inc.                     225,500           868
* Salix Pharmaceuticals, Ltd.                              124,180           868
* Zomax Inc.                                               203,700           866
* Medical Staffing Network Holdings, Inc.                   54,000           864
  CNA Surety Corp.                                         109,800           862
* Sharper Image Corp.                                       49,400           861
  Charter Financial Corp.                                   27,700           861
  Penn Engineering & Manufacturing Corp.                    80,800           861
  Coastal Bancorp, Inc.                                     26,600           861
* Infonet Services Corp.                                   434,100           860
* Brookstone, Inc.                                          59,170           856
* Exact Sciences Corp.                                      78,980           855
* RMH Teleservices, Inc.                                    81,290           854
* Vivus, Inc.                                              228,240           851

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP INDEX FUND                                        SHARES         (000)
--------------------------------------------------------------------------------
* Pacific Union Bank                                        73,900           851
* Peet's Coffee & Tea Inc.                                  60,100           849
  BEI Technologies, Inc.                                    75,800           848
* Midway Games Inc.                                        202,611           845
* The Children's Place Retail Stores, Inc.                  79,200           843
* CompuCredit Corp.                                        118,800           840
* Healthcare Services Group, Inc.                           64,340           839
* Cardiac Science, Inc.                                    378,520           837
* Theragenics Corp.                                        207,200           835
* Stanley Furniture Co., Inc.                               35,900           835
* SpectraLink Corp.                                        116,165           834
* Encore Wire Corp.                                         92,100           834
* Metro One Telecommunications, Inc.                       128,700           830
  Lakeland Financial Corp.                                  35,300           828
  EnergySouth, Inc.                                         29,200           823
* Syntel, Inc.                                              39,075           821
  UNITILI Corp.                                             33,100           821
  Quixote Corp.                                             45,400           820
  Woodhead Industries, Inc.                                 72,500           819
* Prime Medical Services, Inc.                              94,440           819
* LodgeNet Entertainment Corp.                              76,640           819
* The Boyds Collection, Ltd.                               122,900           817
  Yardville National Bancorp                                47,400           817
* Cornell Companies, Inc.                                   90,700           816
* Answerthink Consulting Group, Inc.                       325,700           814
  AMCOL International Corp.                                139,850           811
* Integrated Silicon Solution, Inc.                        185,900           811
* Inverness Medical Innovations, Inc.                       61,500           809
  Ingles Markets, Inc.                                      68,700           809
* Pozen Inc.                                               156,900           808
* Racing Champions ERTL Corp.                               59,000           805
* Pomeroy Computer Resources, Inc.                          68,500           801
* Orthologic Corp.                                         221,440           799
* TRC Cos., Inc.                                            60,750           798
* NeoPharm, Inc.                                            78,540           796
* Avigen, Inc.                                             139,300           795
* Administaff, Inc.                                        132,400           794
* Gulf Island Fabrication, Inc.                             48,800           793
  Coastal Financial Corp.                                   57,990           791
* Merix Corp.                                               94,100           790
  NN, Inc.                                                  78,900           788
  Semco Energy Inc.                                        128,585           784
* TiVo Inc.                                                149,900           784
* Artesyn Technologies, Inc.                               204,056           784
* Gart Sports Co.                                           40,400           782
* NYFIX, Inc.                                              173,700           782
  Humboldt Bancorp                                          74,440           782
* Cole National Corp. Class A                               68,200           777
* Covenant Transport, Inc.                                  41,000           777
* Powell Industries, Inc.                                   45,500           777
* Quanta Services, Inc.                                    221,800           776
* CryoLife Inc.                                            113,500           775
  Financial Industries Corp.                                54,437           775
* Tweeter Home Entertainment Group, Inc.                   134,100           775
* NS Group Inc.                                            118,700           774
* Ultimate Electronics, Inc.                                76,200           773
* Overland Storage, Inc.                                    53,000           773
* CSS Industries, Inc.                                      23,300           771
* US Physical Therapy, Inc.                                 69,100           770
* SoundView Technology Group, Inc.                         513,300           770
* Interpore International                                  120,300           770
  Parkvale Financial Corp.                                  33,400           770
* Integrated Defense Technology, Inc.                       53,000           769
  CoBiz Inc.                                                51,700           768
* Aftermarket Technology Corp.                              52,900           767
  Santander BanCorp                                         58,999           767
* U.S. Concrete, Inc.                                      140,000           766
* Global Power Equipment Group Inc.                        153,900           759
* Harris Interactive Inc.                                  257,020           758
  Associated Estates Realty Corp. REIT                     112,200           757
* Zygo Corp.                                               108,300           757
* Ducommun, Inc.                                            47,700           756
  L.S. Starrett Co. Class A                                 45,500           755
  Royal Bancshares of Pennsylvania, Inc.                    35,270           755
  Spartan Motors, Inc.                                      66,200           753
  Butler Manufacturing Co.                                  38,900           753
* Aspen Technologies, Inc.                                 265,300           751
* Bradley Pharmaceuticals, Inc.                             57,570           750
* Collins & Aikman Corp.                                   168,260           749
* International Specialty Products, Inc.                    73,300           748
* Virage Logic Corp.                                        74,500           747
  Massbank Corp.                                            26,400           747
* Euronet Worldwide, Inc.                                   99,480           747
  Penford Corp.                                             52,900           745
* Dril-Quip, Inc.                                           44,100           745
  Sizeler Property Investors, Inc. REIT                     79,600           739
* SuperGen, Inc.                                           203,700           739
* Drexler Technology Corp.                                  58,620           739
  Partners Trust Financial Group, Inc.                      45,800           738
* Array BioPharma Inc.                                     133,000           738
* Whitehall Jewellers, Inc.                                 77,500           736
* Horizon Organic Holding Corp.                             45,400           735
  Gray Television, Inc. Class A                             62,000           735

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                            SHARES         (000)
--------------------------------------------------------------------------------
  BostonFed Bancorp, Inc.                                   27,500           734
  Nature's Sunshine Inc.                                    75,400           732
* Impax Laboratories, Inc.                                 181,450           728
* MSCi, Inc.                                               152,900           726
  Warwick Community Bancorp, Inc.                           25,600           725
* Ocwen Financial Corp.                                    259,000           725
* Vans, Inc.                                               127,600           725
  Bank of the Ozarks, Inc.                                  30,900           724
* Charles River Associates Inc.                             51,150           724
* C-COR Electronics, Inc.                                  218,055           724
  Sanderson Farms, Inc.                                     34,600           723
* First Consulting Group, Inc.                             125,300           722
* BKF Capital Group, Inc.                                   40,800           720
* Oregon Steel Mills, Inc.                                 179,100           720
* Proxim Corp. Class A                                     827,014           720
* Galyan's Trading Co.                                      71,930           719
* Kosan Biosciences, Inc.                                  118,500           719
* Computer Horizons Corp.                                  219,120           717
* Kos Pharmaceuticals, Inc.                                 37,700           716
  CPI Corp.                                                 49,400           716
* Option Care, Inc.                                         89,850           715
* William Lyon Homes, Inc.                                  32,700           714
  Summit Bancshares, Inc.                                   36,400           710
  Milacron Inc.                                            118,377           704
* Shoe Carnival, Inc.                                       50,200           703
  Pilgrim's Pride Corp.                                     85,700           703
  Banc Corp.                                                90,380           701
  First Defiance Financial Corp.                            37,100           701
* Digimarc Corp.                                            61,800           701
* Avenue A, Inc.                                           240,820           698
  First South Bancorp, Inc.                                 19,600           697
* Young Innovations, Inc.                                   29,900           696
* Semitool, Inc.                                           111,600           693
* Mapics Inc.                                               99,610           692
* Northwest Pipe Co.                                        40,014           692
* Datastream Systems, Inc.                                 108,000           691
* Martha Stewart Living Omnimedia, Inc.                     69,600           687
  Acadia Realty Trust REIT                                  92,400           686
* Avatar Holding, Inc.                                      29,800           685
* Zymogenetics, Inc.                                        68,960           683
* PLATO Learning, Inc.                                     114,666           681
* CardioDynamics International Corp.                       221,500           680
* Republic Bancshares, Inc.                                 34,600           680
* Bentley Pharmaceuticals, Inc.                             83,865           675
* Neose Technologies, Inc.                                  76,100           675
* Wackenhut Corrections Corp.                               60,500           672
* MRV Communications Inc.                                  627,589           672
* Bell Microproducts Inc.                                  121,000           670
* Guilford Pharmaceuticals, Inc.                           168,300           670
* Portal Software, Inc.                                    825,100           667
* j2 Global Communications, Inc.                            34,900           664
* Genzyme Corp.- Genzyme Biosurgery                        260,421           664
  American Home Mortgage Holdings, Inc.                     60,300           663
* Dave & Busters, Inc.                                      76,000           657
* UAL Corp.                                                459,600           657
* Turnstone Systems, Inc.                                  243,257           657
* Dynamics Research Corp.                                   46,853           656
* Genencor International Inc.                               67,100           656
  LTC Properties, Inc. REIT                                 97,500           655
  Vesta Insurance Group, Inc.                              238,000           655
  Roanoke Electric Steel Corp.                              68,400           650
* DVI, Inc.                                                 86,000           649
* Sipex Corp.                                              175,400           649
  Provident Bancorp, Inc.                                   20,900           649
* LabOne, Inc.                                              36,600           649
* PriceSmart, Inc.                                          27,900           648
* Navigators Group, Inc.                                    28,200           647
* Bone Care International, Inc.                             66,500           647
  Deb Shops, Inc.                                           29,000           644
* Kendle International Inc.                                 73,000           642
* IMCO Recycling, Inc.                                      78,720           640
* Brush Engineered Materials Inc.                          116,300           640
* Netro Corp.                                              234,209           639
* LeCroy Corp.                                              57,400           637
* Monro Muffler Brake, Inc.                                 37,700           637
* Roxio, Inc.                                              133,300           636
* Verint Systems Inc.                                       31,500           636
* Coldwater Creek Inc.                                      33,100           636
* Mothers Work, Inc.                                        18,026           635
* LendingTree, Inc.                                         49,300           635
* Align Technology, Inc.                                   228,400           631
* EPIX Medical, Inc.                                        87,200           630
  Alico, Inc.                                               23,700           630
  Dover Downs Gaming & Entertainment, Inc.                  69,090           628
  Interpool, Inc.                                           39,050           627
  Merchants Bancshares, Inc.                                27,800           627
* QRS Corp.                                                 94,800           626
* Time Warner Telecom Inc.                                 296,300           625
* Lifeline Systems, Inc.                                    27,800           624
  Intermet Corp.                                           148,340           623
  Sun Bancorp, Inc.                                         34,000           622
* Restoration Hardware, Inc.                               123,880           621
* Neoforma, Inc.                                            51,800           619
  Standard Motor Products, Inc.                             47,500           618
* Rent-Way, Inc.                                           176,300           617
* Geron Corp.                                              171,300           617
* Quidel Corp.                                             177,120           614
* Columbia Laboratories Inc.                               181,500           610
* Horizon Offshore, Inc.                                   122,400           610

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP INDEX FUND                                        SHARES         (000)
--------------------------------------------------------------------------------
* Alliance Semiconductor Corp.                             155,100           610
* Carreker Corp.                                           134,400           609
* Party City Corp.                                          50,700           608
* PDI, Inc.                                                 56,300           608
* IXYS Corp.                                                86,000           607
* PICO Holdings, Inc.                                       45,082           605
* Magnatek, Inc.                                           136,100           604
* Netegrity, Inc.                                          185,750           604
  Century Aluminum Co.                                      81,500           604
  National Health Realty Inc. REIT                          41,200           602
* MarineMax, Inc.                                           50,600           598
* Modtech Holdings, Inc.                                    61,570           597
* Alaris Medical, Inc.                                      97,700           596
* At Road, Inc.                                            144,300           596
  Schnitzer Steel Industries, Inc. Class A                  28,500           596
* American Medical Security Group, Inc.                     42,500           594
* Credit Acceptance Corp.                                   92,900           593
* Lifecore Biomedical Inc.                                  68,851           591
  Nash-Finch Co.                                            76,400           591
* Sun Bancorp, Inc. (NJ)                                    44,400           591
  Century Bancorp, Inc. Class A                             22,200           589
* Aphton Corp.                                             151,200           588
* Cantel Medical Corp.                                      46,300           586
* Somera Communications, Inc.                              216,700           585
* Drew Industries, Inc.                                     36,400           584
* Del Laboratories, Inc.                                    28,875           583
* Wellsford Real Properties Inc.                            37,000           583
* SS&C Technologies, Inc.                                   54,600           582
* BWAY Corp.                                                29,400           582
* Numerical Technologies, Inc.                             168,000           581
* MapInfo Corp.                                            104,550           580
  Equity One, Inc. REIT                                     43,200           577
* PDF Solutions, Inc.                                       83,210           577
  Nara Bancorp, Inc.                                        27,700           575
* Nu Horizons Electronics Corp.                             99,500           575
  Center Trust, Inc. REIT                                   73,420           573
* Arden Group Inc. Class A                                   9,400           569
* World Acceptance Corp.                                    74,700           568
* TransMontaigne Inc.                                      122,300           567
* Kforce Inc.                                              133,857           565
* OPNET Technologies, Inc.                                  69,800           564
* Oplink Communications, Inc.                              713,700           564
* Cholestech Corp.                                          80,990           564
* Quaker Fabric Corp.                                       80,900           562
* World Wrestling Entertainment, Inc.                       69,700           561
* REX Stores Corp.                                          54,900           561
* Indevus Pharmaceuticals, Inc.                            261,800           560
* Applica Inc.                                             111,967           560
* Embrex, Inc.                                              50,300           560
* Peregrine Pharmaceuticals, Inc.                          713,500           557
* The Princeton Review, Inc.                               112,160           555
* Lawson Software Inc.                                      96,530           555
* Charlotte Russe Holding Inc.                              52,300           555
* Onyx Pharmaceuticals, Inc.                                95,500           555
  Republic Bancorp, Inc. Class A                            49,200           554
* Thomas Nelson, Inc.                                       55,300           554
* Altiris, Inc.                                             34,800           554
* Illumina, Inc.                                           164,350           554
* Bioreliance Corp.                                         23,900           554
* Research Frontiers, Inc.                                  66,200           552
* Manufacturers' Services Ltd.                              99,100           549
* Ulticom, Inc.                                             73,200           548
* Champps Entertainment Inc.                                57,600           548
* Luminex Corp.                                            132,900           546
* Sykes Enterprises, Inc.                                  166,500           546
* ANADIGICS, Inc.                                          211,200           545
* NetScout Systems, Inc.                                   125,200           545
* P.A.M. Transportation Services, Inc.                      21,600           545
* Water Pik Technologies, Inc.                              73,610           541
* Ixia                                                     148,000           540
* Actuate Software Corp.                                   304,979           540
* Wesco International, Inc.                                 98,100           539
* Xicor, Inc.                                              144,300           538
* Dynacq International, Inc.                                37,400           537
  Westfield Financia, Inc.                                  34,600           536
* 1-800-FLOWERS.COM, Inc.                                   85,700           536
  Sauer-Danfoss, Inc.                                       67,700           535
* StorageNetworks, Inc.                                    458,600           532
* Triton PCS, Inc.                                         135,300           532
  Schawk, Inc.                                              53,400           529
* RemedyTemp, Inc.                                          37,760           529
  Alamo Group, Inc.                                         42,900           526
  Metris Cos., Inc.                                        211,000           521
* Computer Programs and Systems, Inc.                       21,000           520
* Plug Power, Inc.                                         115,600           519
* Petroleum Helicopters, Inc.                               17,500           519
  Keithley Instruments Inc.                                 41,400           518
  Seaboard Corp.                                             2,150           516
* Allegiance Telecom, Inc.                                 761,900           510
* Acme Communications, Inc.                                 63,610           507
* Ladish Co., Inc.                                          62,800           506
* Trico Marine Services, Inc.                              152,000           506
* Covansys Corp.                                           134,600           506
* Caliper Technologies Corp.                               168,500           506
* Ambassadors Group, Inc.                                   38,700           501
* Chicago Pizza & Brewery, Inc.                             72,490           500
* eUniverse, Inc.                                           88,060           500
* Proton Energy Systems, Inc.                              166,500           500
  Dover Motorsports, Inc.                                  107,300           499

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                            SHARES         (000)
--------------------------------------------------------------------------------
* ARIAD Pharmaceuticals, Inc.                              206,900           497
* Escalade, Inc.                                            24,800           496
* Nuance Communications Inc.                               199,700           495
* SpeechWorks International Inc.                           177,700           494
* QuadraMed Corp.                                          188,340           493
* WCI Communities, Inc.                                     48,300           493
* Women First Healthcare, Inc.                             108,010           493
* Inet Technologies, Inc.                                   80,590           492
  Advanta Corp. Class B                                     52,288           491
* Beasley Broadcast Group, Inc.                             41,000           490
  NASB Financial Inc.                                       21,300           490
  Independence Holding Co.                                  22,800           490
* Wilsons The Leather Experts Inc.                          97,800           489
* Hexcel Corp.                                             162,900           489
* Mail-Well, Inc.                                          195,000           488
* Goody's Family Clothing                                  109,370           486
* Ciphergen Biosystems, Inc.                               140,500           485
  Tasty Baking Co. Class A                                  55,700           485
* MIPS Technologies, Inc. Class B                          168,217           484
* Midwest Express Holdings, Inc.                            90,200           483
* Viewpoint Corp.                                          256,700           480
* Biopure Corp.                                            128,900           480
* Capstone Turbine Corp.                                   532,100           479
* Cherokee Inc.                                             32,800           479
* ParkerVision, Inc.                                        58,600           478
* Net2Phone, Inc.                                          116,784           473
* GSI Commerce, Inc.                                       129,100           471
* Sequenom, Inc.                                           261,600           471
* The Med-Design Corp.                                      58,400           471
* SITEL Corp.                                              392,100           471
* ONYX Software Corp.                                      303,300           470
* Nastech Pharmaceutical Co., Inc.                          54,960           470
* Foamex International, Inc.                               148,700           470
* Steinway Musical Instruments Inc.                         28,800           469
  Willow Grove Bancorp, Inc.                                33,300           463
* deCODE genetics, Inc.                                    249,900           462
* SCM Microsystems, Inc.                                   108,055           459
* NetFlix.com, Inc.                                         41,200           454
* Vical, Inc.                                              130,700           454
* HomeStore, Inc.                                          533,100           453
  Marine Products Corp.                                     45,900           452
* Harvard Bioscience, Inc.                                 136,500           450
* Luby's, Inc.                                             154,600           450
* ArQule, Inc.                                             147,171           449
* Asbury Automotive Group, Inc.                             53,200           447
* Finlay Enterprises, Inc.                                  36,700           443
* Paxson Communications Corp.                              214,800           442
* HealthTronics Surgical Services, Inc.                     55,200           442
* DiamondCluster International, Inc.                       140,450           441
* Catapult Communications Corp.                             36,700           439
* MedCath Corp.                                             43,800           438
* 3D Systems Corp.                                          56,000           437
* Benihana Inc. Class A                                     32,301           436
* Centillium Communications, Inc.                          192,500           435
* Salton, Inc.                                              45,000           433
* Specialty Laboratories, Inc.                              44,600           431
* Drugstore.com, Inc.                                      178,820           429
  Franklin Financial Corp.                                  18,711           429
* Smart & Final Inc.                                        82,500           429
* Avanex Corp.                                             408,100           428
* Endocare, Inc.                                           124,300           428
* American Superconductor Corp.                            142,000           427
* Alliance Imaging, Inc.                                    80,600           427
* Lannett Company, Inc.                                     26,000           426
* HealthExtras, Inc.                                       104,900           425
  Florida East Coast Industries, Inc. Class B               19,130           422
* Texas Biotechnology Corp.                                301,400           422
* FPIC Insurance Group, Inc.                                60,610           418
* Trans World Entertainment Corp.                          114,950           417
* APAC Teleservices, Inc.                                  178,300           417
* Active Power, Inc.                                       233,200           415
* PLX Technology, Inc.                                     106,000           414
* Omega Healthcare Investors, Inc. REIT                    110,525           413
* Terra Industries, Inc.                                   269,800           413
* Mastec Inc.                                              139,800           412
* Matria Healthcare, Inc.                                   47,400           412
* Mattson Technology, Inc.                                 143,700           411
* bebe stores, inc.                                         30,500           409
  Value Line, Inc.                                           9,400           408
* TriPath Imaging, Inc.                                    151,800           407
* Mesaba Holdings, Inc.                                     65,650           402
  Coca-Cola Bottling Co.                                     6,222           401
* Avanir Pharmaceuticals Class A                           400,900           401
* Summit America Television Inc.                           149,532           399
* NATCO Group Inc.                                          63,400           398
* Gaiam, Inc.                                               38,300           397
* I-many, Inc.                                             278,950           396
* NetRatings, Inc.                                          54,600           393
* Hall, Kinion & Associates, Inc.                           70,160           392
* NASSDA Corp.                                              34,900           392
* Crown Media Holdings, Inc.                               173,200           391
* Impco Technologies Inc.                                   83,089           390
* Seattle Genetics, Inc.                                   125,100           388
* Res-Care, Inc.                                           106,190           385
  Richardson Electronics, Ltd.                              44,400           385
* ADE Corp.                                                 64,400           384
* Vitria Technology, Inc.                                  511,300           383
* Baker (Michael) Corp.                                     35,000           383
* Allscripts Healthcare Solutions, Inc.                    160,116           383

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP INDEX FUND                                        SHARES         (000)
--------------------------------------------------------------------------------
* Closure Medical Corp.                                     36,500           383
* Mestek, Inc.                                              21,300           382
  Virco Manufacturing Corp.                                 37,330           381
* National Beverage Corp.                                   24,700           378
* Bruker Daltonics, Inc.                                    77,100           375
* MedSource Technologies, Inc.                              57,290           372
* Medis Technology Ltd.                                     74,361           372
* Tripos Inc.                                               50,400           369
* Monterey Pasta Co.                                        97,460           365
* EMCORE Corp.                                             166,700           365
* AEP Industries, Inc.                                      27,900           365
* Progenics Pharmaceuticals, Inc.                           54,600           364
* iGATE Corp.                                              138,540           363
* Trikon Technologies, Inc.                                 72,100           361
* Culp, Inc.                                                42,300           360
* Docucorp International, Inc.                              54,210           359
* Checkers Drive-In Restaurants, Inc.                       57,300           359
* Chordiant Software, Inc.                                 248,300           358
* Sangamo BioSciences, Inc.                                118,600           357
  Sypris Solutions, Inc.                                    34,900           356
* Kyphon Inc.                                               41,700           356
* Price Legacy Corp. REIT                                  126,800           355
* Liquidmetal Technologies                                  34,300           353
* Transcontinental Realty Investors, Inc. REIT              19,900           351
* Rita Medical Systems, Inc.                                69,400           350
* Quovadx, Inc.                                            144,500           350
* General Binding Corp.                                     41,000           348
* TTM Technologies, Inc.                                   105,000           347
* Durect Corp.                                             170,400           344
* Tellium, Inc.                                            536,000           343
* Virbac Corp.                                              60,120           337
* Embarcadero Technologies, Inc.                            56,300           336
* Q-Med, Inc.                                               53,440           335
* U.S. Xpress Enterprises, Inc.                             38,100           334
* Proxymed Pharmacy, Inc.                                   31,700           331
* Inforte Corp.                                             42,660           331
* Acacia Research-Acacia Technologies                      135,390           326
* Discovery Partners International                         116,860           325
* Green Mountain Coffee Roasters, Inc.                      21,500           325
* Columbus McKinnon Corp.                                   84,611           323
* Neurogen Corp.                                            88,900           323
* Witness Systems, Inc.                                     93,700           322
* Tropical Sportswearn International Corp.                  35,900           322
* Private Media Group, Inc.                                 98,700           321
* Endocardial Solutions, Inc.                               94,820           320
* Maui Land & Pineapple Co., Inc.                           20,200           320
* Radiologix Inc.                                          138,500           320
* Acclaim Entertainment Inc.                               483,800           319
* The Exploration Co. of Delaware                          106,340           317
* ABIOMED, Inc.                                             87,000           317
* Urologix, Inc.                                            95,500           316
  California National Bancorp                               24,300           311
* Bio-Reference Laboratories, Inc.                          50,400           311
* Information Resources, Inc.                              190,200           304
* Sirius Satellite Radio, Inc.                             474,400           304
* Factory 2-U Stores Inc.                                   88,900           303
* US Unwired Inc.                                          616,000           302
* Monarch Casino & Resort, Inc.                             21,900           301
* Amerco, Inc.                                              68,020           301
* Carmike Cinemas, Inc.                                     15,100           297
* ITXC Corp.                                               127,810           297
  EMC Insurance Group, Inc.                                 16,400           293
* Read Rite Corp.                                          836,100           293
* Sonic Innovations, Inc.                                   74,820           285
* Handspring, Inc.                                         298,100           283
  Bush Industries, Inc.                                     58,300           282
* Touch America Holdings, Inc.                             712,798           278
* Acacia Research-CombiMatrix Tracking Stock                75,575           275
* Sanchez Computer Associates, Inc.                         94,800           273
* Championship Auto Racing Teams, Inc.                      73,700           273
* MetaSolv, Inc.                                           198,600           272
* Seminis, Inc.                                             94,421           272
  Leeds Federal Bankshares Inc.                              8,500           271
* Synaptics Inc.                                            35,200           268
* Earthshell Corp.                                         458,050           266
* Dobson Communications Corp.                              120,000           265
* Overstock.com, Inc.                                       20,400           265
* Pain Therapeutics, Inc.                                  110,900           265
* SONICblue Inc.                                           588,900           265
* Alamosa Holdings, Inc.                                   506,300           263
* ON Semiconductor Corp.                                   191,900           263
* Omnicell, Inc.                                            99,030           262
* August Technology Corp.                                   51,500           261
  Tremont Corp.                                              8,700           259
* The Penn Traffic Co.                                      73,410           257
* Dominion Homes, Inc.                                      17,600           251
* Synplicity, Inc.                                          65,640           248
* Ceres Group, Inc.                                        128,260           246
* Johnson Outdoors Inc.                                     24,900           246
* Midas Inc.                                                38,100           245
* Cache, Inc.                                               17,700           244
* ICT Group, Inc.                                           21,000           243
* Clearone Communications Inc.                              54,600           243
* NIC Inc.                                                 167,700           241
* Paradyne Networks, Inc.                                  188,580           241
* MIPS Technologies, Inc.                                   78,200           237
* Wyndham International, Inc. Class A                   1,029,500            237

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                            SHARES         (000)
--------------------------------------------------------------------------------
* RCN Corp.                                                446,460           237
* Flow International Corp.                                  92,400           236
* Technical Olympic USA, Inc.                               15,700           233
* Syntroleum Corp.                                         134,200           232
* AXT, Inc.                                                128,900           232
* PC Connection, Inc.                                       45,150           229
* Electroglas, Inc.                                        145,700           224
* A.M. Castle & Co.                                         49,300           224
* First Banks America, Inc.                                  5,500           223
* Stratos Lightwave, Inc.                                   50,433           222
* Digitas Inc.                                              64,111           222
* Novadigm, Inc.                                            94,700           221
  Bridgford Foods Corp.                                     19,500           219
* Pegasystems Inc.                                          42,700           218
  CompX International Inc.                                  25,800           216
* Guess ?, Inc.                                             51,500           216
* MEEMIC Holdings, Inc.                                      7,300           211
* Applied Molecular Evolution, Inc.                        102,950           211
* Nanometrics Inc.                                          50,100           210
* Rigel Pharmaceuticals, Inc.                              179,600           196
* The Meridian Resource Corp.                              216,244           195
* NYMAGIC, Inc.                                              9,900           193
* DHB Industries, Inc.                                     114,500           190
* DJ Orthopedics Inc.                                       50,000           188
* Mossimo, Inc.                                             34,100           188
* Revlon, Inc. Class A                                      58,800           180
* Centennial Communications Corp. Class A                   68,600           179
* Therma-Wave Inc.                                         169,600           178
  Inter Parfums, Inc.                                       22,500           174
* Atlas Air Worldwide Holdings, Inc.                       113,000           171
* Protection One, Inc.                                      82,600           165
* UbiquiTel Inc.                                           405,300           162
* Caminus Corp.                                             65,400           153
* SimpleTech, Inc.                                          49,000           148
* Westpoint Stevens, Inc.                                  239,500           141
* Inrange Technologies Corp.                                60,000           141
* Cadiz Inc.                                               249,400           137
* Aurora Foods Inc.                                        161,763           126
* American Power Technology, Inc.                           37,300           121
  Pilgrim's Pride Corp. Class A                             20,350           120
* NaPro BioTherapeutics, Inc.                              173,700           118
* Bruker Axs Inc.                                           61,700           112
* Optical Communication Products, Inc.                     102,600           111
* AirGate PCS, Inc.                                        164,900           102
* ATA Holdings, Inc.                                        22,300           102
* dELiA                                                    219,900            99
* Next Level Communications, Inc.                          109,900            89
* Alaska Communications Systems Holdings, Inc.              45,500            84
* Suntron Corp.                                             17,000            79
* Infogrames, Inc.                                          43,413            77
  Federal Agricultural Mortgage Corp. Class A                3,800            77
* DDi Corp.                                                322,000            71
* Penton Media, Inc. Class A                                97,400            66
* F.A.O., Inc.                                             122,920            58
  HEICO Corp. Class A                                        5,810            48
* Ascent Media Group, Inc.                                  33,316            37
* Cross Media Marketing Corp.                               57,600            32
* Acterna Corp.                                            175,600            28
* BriteSmile, Inc.                                          82,700            27
* Deltagen, Inc.                                            55,168            26
* Magellan Health Services, Inc.                           100,000            16
* Magnum Hunter Resources Inc. Warrants Exp. 3/21/2005      36,400            11
* Advanced Tissue Sciences Inc.                            100,000             4
* Microstrategy Inc. Warrants                               11,775             1
* Focal Communications Corp.                                11,744             0
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (Cost $5,255,296)                                                    4,207,729
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                              FACE        MARKET
                                                            AMOUNT        VALUE*
SMALL-CAP INDEX FUND                                         (000)         (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (5.7%)(1)
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSN.
(2) 1.56%, 1/8/2003                                        $ 2,000         2,000
REPURCHASE AGREEMENTS
Collateralized by U.S. Government
  Obligations in a Pooled
  Cash Account
  1.21%, 1/2/2003--Note E                                  229,165       229,165
  1.22%, 1/2/2003                                           10,548        10,548
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $241,712)                                                        241,713
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (105.4%)
  (Cost $5,497,008) 4,449,442
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-5.4%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                      58,545
Security Lending Collateral
  Payable to Brokers--Note E                                           (229,165)
 Other Liabilities                                                      (59,677)
                                                                  --------------
                                                                       (230,297)
                                                                  --------------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                     $4,219,145
--------------------------------------------------------------------------------
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 5.4%, respectively, of net assets. See Note C in Notes to Financial Statements.
(2)Security segregated as initial margin for open futures contracts.
REIT--Real Estate Investment Trust.

--------------------------------------------------------------------------------

                                                                          AMOUNT
                                                                           (000)
--------------------------------------------------------------------------------
AT DECEMBER 31, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                      $ 5,440,161
Overdistributed Net Investment Income                                    (4,850)
Accumulated Net Realized Losses                                        (168,369)
Unrealized Depreciation
  Investment Securities                                              (1,047,566)
  Futures Contracts                                                        (231)
--------------------------------------------------------------------------------
NET ASSETS                                                            $4,219,145
================================================================================

Investor Shares--Net Assets
Applicable to 187,911,600 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                           $2,943,114
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INVESTOR SHARES                               $15.66
================================================================================

Admiral Shares--Net Assets
Applicable to 37,702,556 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                             $590,508
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- ADMIRAL SHARES                                $15.66
================================================================================

Institutional Shares--Net Assets
Applicable to 43,766,434 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                             $685,523
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INSTITUTIONAL SHARES                          $15.66
================================================================================
See Note C in Notes to Financial Statements for the tax-basis components of net assets.

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP GROWTH INDEX FUND                                 SHARES         (000)
--------------------------------------------------------------------------------
COMMON STOCKS (100.0%)
--------------------------------------------------------------------------------
* Cephalon, Inc.                                           168,267         8,189
* NVR, Inc.                                                 22,300         7,259
* Alliant Techsystems, Inc.                                116,375         7,256
  Pogo Producing Co.                                       186,000         6,929
  Fair, Isaac & Co. Inc.                                   154,425         6,594
  Harman International industries, Inc.                     98,400         5,855
* Newfield Exploration Co.                                 157,400         5,674
* Zebra Technologies Corp. Class A                          95,900         5,495
* Coventry Health Care Inc.                                182,600         5,301
  Cullen/Frost Bankers, Inc.                               155,300         5,078
* Accredo Health, Inc.                                     144,000         5,076
* Corinthian Colleges, Inc.                                131,900         4,994
* Pharmaceutical Product Development, Inc.                 168,200         4,923
* Chico's FAS, Inc.                                        258,000         4,879
* Mid Atlantic Medical Services, Inc.                      146,000         4,730
* Renal Care Group, Inc.                                   147,600         4,670
* Performance Food Group Co.                               137,298         4,663
* Scotts Co.                                                90,500         4,438
  Hudson United Bancorp                                    136,900         4,258
  Philadelphia Suburban Corp.                              206,000         4,244
  Werner Enterprises, Inc.                                 193,800         4,173
  Graco, Inc.                                              145,300         4,163
  La-Z-Boy Inc.                                            172,700         4,141
* O'Reilly Automotive, Inc.                                162,100         4,100
* Medicis Pharmaceutical Corp.                              82,000         4,073
  Polaris Industries, Inc.                                  69,100         4,049
  Ethan Allen Interiors, Inc.                              114,800         3,946
  Applebee's International, Inc.                           168,050         3,897
  United Bankshares, Inc.                                  128,300         3,729
  Hilb, Rogal and Hamilton Co.                              89,800         3,673
  First Midwest Bancorp, Inc.                              135,230         3,612
* Techne Corp.                                             126,050         3,601
  Global Payments Inc.                                     112,400         3,598
* NBTY, Inc.                                               201,600         3,544
  Roper Industries Inc.                                     95,600         3,499
* IDEXX Laboratories Corp.                                 105,000         3,497
* Heartland Express, Inc.                                  152,082         3,484
  Regis Corp.                                              131,681         3,422
* Cerner Corp.                                             108,400         3,389
  Diagnostic Products Corp.                                 87,100         3,364
* Cymer, Inc.                                              104,100         3,357
  Ruby Tuesday, Inc.                                       194,000         3,354
  Florida Rock Industries, Inc.                             87,000         3,310
* Waste Connections, Inc.                                   85,300         3,293
* ITT Educational Services, Inc.                           138,400         3,259
  IDEX Corp.                                                99,100         3,241
  Oshkosh Truck Corp.                                       52,000         3,198
  Community First Bankshares, Inc.                         119,510         3,162
  UGI Corp. Holding Co.                                     84,200         3,148
  Invacare Corp.                                            94,300         3,140
* Respironics, Inc.                                        101,919         3,102
* CACI International, Inc.                                  86,900         3,097
* Panera Bread Co.                                          88,700         3,088
* ResMed Inc.                                              100,800         3,081
* Priority Healthcare Corp. Class B                        132,600         3,076
* Arbitron Inc.                                             90,200         3,022
  Thor Industries, Inc.                                     87,100         2,999
* Southwest Bancorporation of Texas, Inc.                  103,300         2,976
  FactSet Research Systems Inc.                            103,100         2,915
* Fossil, Inc.                                             141,402         2,876
  Essex Property Trust, Inc. REIT                           55,600         2,827
* Landstar System, Inc.                                     48,198         2,813
* Take-Two Interactive Software, Inc.                      119,100         2,798
* P.F. Chang's China Bistro, Inc.                           75,925         2,756
  First Bancorp/Puerto Rico                                121,700         2,750
  Mentor Corp.                                              70,700         2,722
  UCBH Holdings, Inc.                                       63,600         2,700
  Patina Oil & Gas Corp.                                    84,800         2,684
* Cal Dive International, Inc.                             114,000         2,679
* Hyperion Solutions Corp.                                 104,100         2,672
* Pacific Sunwear of California, Inc.                      150,650         2,665
  East West Bancorp, Inc.                                   72,700         2,623
* Evergreen Resources, Inc.                                 58,000         2,601
  New Jersey Resources Corp.                                81,900         2,587
* CEC Entertainment Inc.                                    84,100         2,582
* FLIR Systems, Inc.                                        51,600         2,518
* Pinnacle Systems, Inc.                                   184,600         2,512
* Regeneron Pharmaceuticals, Inc.                          134,500         2,490
  Chittenden Corp.                                          96,800         2,466
* Simpson Manufacturing Co.                                 74,500         2,451
* Varian Semiconductor Equipment Associates, Inc.          103,100         2,450
* Sonic Corp.                                              119,425         2,447
* Too Inc.                                                 103,800         2,441
  Clarcor Inc.                                              75,500         2,436
  TrustCo Bank NY                                          225,933         2,436
* Cognex Corp.                                             129,915         2,394
  Cabot Oil & Gas Corp.                                     96,400         2,389
* Knight Transportation, Inc.                              113,300         2,379
  The Toro Co.                                              37,100         2,371
  Delta & Pine Land Co.                                    115,600         2,359
  Brady Corp. Class A                                       70,600         2,355
  Cooper Cos., Inc.                                         93,400         2,337
* Kroll Inc.                                               118,775         2,266
* Yellow Corp.                                              89,500         2,255
  Georgia Gulf Corp.                                        97,400         2,254
  Winnebago Industries, Inc.                                57,300         2,248
  G & K Services, Inc. Class A                              63,134         2,235
  MacDermid, Inc.                                           97,600         2,230
* Kronos, Inc.                                              59,934         2,217

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP GROWTH INDEX FUND                                 SHARES         (000)
--------------------------------------------------------------------------------
  Roadway Corp.                                             59,000         2,172
* Watson Wyatt & Co. Holdings                               99,700         2,168
* Hot Topic, Inc.                                           94,550         2,163
  St. Mary Land & Exploration Co.                           84,600         2,115
  NDCHealth Corp.                                          105,200         2,094
* Manhattan Associates, Inc.                                87,900         2,080
* DRS Technologies, Inc.                                    66,100         2,071
* SCP Pool Corp.                                            70,900         2,070
* INAMED Corp.                                              66,638         2,052
  Baldor Electric Co.                                      103,500         2,044
  The Manitowac Co., Inc.                                   80,050         2,041
  Fred's, Inc.                                              78,100         2,007
* ADVO, Inc.                                                60,600         1,990
  John H. Harland Co.                                       89,600         1,983
* Mercury Computer Systems, Inc.                            64,500         1,969
* American Italian Pasta Co.                                54,600         1,965
* Arkansas Best Corp.                                       75,500         1,962
* SERENA Software, Inc.                                    123,200         1,945
* Quiksilver, Inc.                                          72,300         1,928
* Dionex Corp.                                              64,573         1,918
* AMERIGROUP Corp.                                          62,300         1,888
* Cost Plus, Inc.                                           65,800         1,886
* Avid Technology, Inc.                                     80,800         1,854
* Barra, Inc.                                               60,300         1,829
  Coca-Cola Bottling Co.                                    27,603         1,781
  Engineered Support Systems, Inc.                          48,100         1,763
* DIANON Systems, Inc.                                      36,800         1,756
* ATMI, Inc.                                                93,400         1,730
* MAXIMUS, Inc.                                             66,100         1,725
* Sybron Dental Specialties, Inc.                          115,200         1,711
  Owens & Minor, Inc. Holding Co.                          103,400         1,698
* CUNO Inc.                                                 50,300         1,666
* Argosy Gaming Co.                                         87,700         1,660
  Wintrust Financial Corp.                                  52,400         1,641
  Sterling Bancshares, Inc.                                133,550         1,632
* Christopher & Banks Corp.                                 78,550         1,630
* Hydrill Co.                                               68,600         1,617
* ICU Medical, Inc.                                         43,100         1,608
* Haemonetics Corp.                                         74,600         1,601
  CARBO Ceramics Inc.                                       47,100         1,587
  Inter-Tel, Inc.                                           75,100         1,570
* Biosite Inc.                                              45,200         1,538
* Teledyne Technologies, Inc.                               97,200         1,524
* Pre-Paid Legal Services, Inc.                             57,600         1,509
* SurModics, Inc.                                           52,500         1,506
  Dime Community Bancshares                                 78,400         1,501
* Power Integrations, Inc.                                  87,119         1,481
* United Natural Foods, Inc.                                58,139         1,474
  Valmont Industries, Inc.                                  72,700         1,410
* WMS Industries, Inc.                                      93,900         1,407
* The Gymboree Corp.                                        88,300         1,400
  Frontier Oil Corp.                                        79,600         1,371
  Boston Private Financial Holdings, Inc.                    8,500         1,360
* Progress Software Corp.                                  103,900         1,346
* FileNET Corp.                                            109,370         1,334
  WD-40 Co.                                                 50,200         1,326
* Remington Oil & Gas Corp.                                 79,900         1,311
* AmSurg Corp.                                              62,400         1,275
* Forward Air Corp.                                         65,296         1,267
* Advanced Energy Industries, Inc.                          97,700         1,243
* Genesco, Inc.                                             66,600         1,241
  EDO Corp.                                                 59,700         1,241
* Enzo Biochem, Inc.                                        86,371         1,209
* Photon Dynamics, Inc.                                     52,200         1,190
* MICROS Systems, Inc.                                      53,020         1,189
  K-Swiss, Inc.                                             54,700         1,188
* Startek, Inc.                                             43,000         1,187
  Libbey, Inc.                                              45,400         1,180
* Itron, Inc.                                               61,000         1,169
* Trimble Navigation Ltd.                                   88,480         1,105
* Sierra Health Services, Inc.                              90,000         1,081
* Rogers Corp.                                              48,000         1,068
  Oshkosh B' Gosh, Inc. Class A                             37,500         1,052
* Advanced Medical Optics                                   87,200         1,044
* Shuffle Master, Inc.                                      53,280         1,018
* Intermagnetics General Corp.                              50,244           987
  New England Business Service, Inc.                        39,600           966
* Rudolph Technologies, Inc.                                49,800           954
* ANSYS, Inc.                                               44,500           899
* MRO Software Inc.                                         73,900           898
  Helix Technology Corp.                                    79,500           890
  Hancock Fabrics, Inc.                                     57,600           878
* Prima Energy Corp.                                        38,897           870
* Plains Resources Inc.                                     73,100           866
* Kulicke & Soffa Industries, Inc.                         150,300           860
* Planar Systems, Inc.                                      41,357           853
* 4Kids Entertainment Inc.                                  38,500           850
  Advanced Marketing Services                               57,800           850
* J. Jill Group, Inc.                                       59,350           830
* Kopin Corp.                                              211,350           828
* Radiant Systems, Inc.                                     85,196           820
* Labor Ready, Inc.                                        125,100           803
  Lindsay Manufacturing Co.                                 35,800           766
* MemberWorks, Inc.                                         39,300           707
* Boston Communications Group, Inc.                         53,000           674
  Quaker Chemical Corp.                                     28,400           659
* Wabash National Corp.                                     78,100           655
* Noven Pharmaceuticals, Inc.                               68,702           634
* ArthroCare Corp.                                          63,900           629
  Keithley Instruments Inc.                                 48,500           606
* Midway Games Inc.                                        141,500           590
* Rainbow Technologies, Inc.                                79,900           573
* MGI Pharma, Inc.                                          76,700           556

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                            SHARES         (000)
--------------------------------------------------------------------------------
  BEI Technologies, Inc.                                    43,649           488
* Catapult Communications Corp.                             39,600           473
* Concord Communications, Inc.                              52,197           469
* Champion Enterprises, Inc.                               155,200           442
  X-Rite Inc.                                               61,568           430
* Harmonic, Inc.                                           182,900           421
* Syncor International Corp.                                12,700           352
* QRS Corp.                                                 48,150           318
* Zix Corp.                                                 56,600           250
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (Cost $477,577)                                                        491,457
--------------------------------------------------------------------------------
                                                              FACE
                                                            AMOUNT
                                                             (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (2.0%)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
Collateralized by U.S. Government
  Obligations in a Pooled
  Cash Account
  1.21%, 1/2/2003--Note E                                   $8,790         8,790
  1.22%, 1/2/2003                                              935           935
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $9,725)                                                            9,725
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (102.0%)
  (Cost $487,302)                                                        501,182
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-2.0%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                       3,831
Liabilities--Note E                                                     (13,477)
                                                                  --------------
                                                                         (9,646)
                                                                  --------------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                       $491,536
================================================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
REIT--Real Estate Investment Trust.

--------------------------------------------------------------------------------
                                                                          AMOUNT
                                                                           (000)
--------------------------------------------------------------------------------
AT DECEMBER 31, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                        $ 607,168
Overdistributed Net Investment Income                                      (486)
Accumulated Net Realized Losses                                        (129,026)
Unrealized Appreciation                                                   13,880
--------------------------------------------------------------------------------
NET ASSETS                                                              $491,536
================================================================================
Investor Shares--Net Assets
Applicable to 42,317,349 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                             $388,020
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INVESTOR SHARES                                $9.17
================================================================================

Institutional Shares--Net Assets
Applicable to 11,288,644 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                             $103,516
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INSTITUTIONAL SHARES                           $9.17
================================================================================
See Note C in Notes to Financial Statements for the tax-basis components of net assets.

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP VALUE INDEX FUND                                  SHARES         (000)
--------------------------------------------------------------------------------
COMMON STOCKS (100.1%)
--------------------------------------------------------------------------------
  First American Corp.                                     668,300        14,836
  Washington Federal Inc.                                  587,188        14,592
  Raymond James Financial, Inc.                            448,000        13,252
* Toll Brothers, Inc.                                      649,700        13,124
  Whitney Holdings Corp.                                   370,430        12,346
  Staten Island Bancorp, Inc.                              557,400        11,226
  The Timken Co.                                           586,000        11,193
* Skyworks Solutions, Inc.                               1,274,195        10,984
  Piedmont Natural Gas, Inc.                               305,000        10,782
  Jefferies Group, Inc.                                    248,900        10,446
  AptarGroup Inc.                                          333,400        10,415
  Shurgard Storage Centers, Inc. Class A REIT             332,000         10,405
  Downey Financial Corp.                                   259,900        10,136
  Corn Products International, Inc.                        330,800         9,967
* Zale Corp.                                               307,700         9,816
  Commercial Federal Corp.                                 419,100         9,786
  Atmos Energy Corp.                                       416,500         9,713
  MDC Holdings, Inc.                                       247,141         9,456
* Pediatrix Medical Group, Inc.                            234,100         9,378
  Energen Corp.                                            321,300         9,350
* Linens 'n Things, Inc.                                   408,800         9,239
* Tom Brown, Inc.                                          363,992         9,136
* United Stationers, Inc.                                  301,168         8,674
* Mueller Industries Inc.                                  317,700         8,657
  Briggs & Stratton Corp.                                  200,300         8,507
* Southern Union Co.                                       515,256         8,502
* AnnTaylor Stores Corp.                                   415,800         8,491
  The South Financial Group, Inc.                          409,186         8,454
* SEACOR SMIT Inc.                                         184,950         8,230
* Stone Energy Corp.                                       244,300         8,150
  Black Box Corp.                                          180,276         8,076
* Anixter International Inc.                               347,200         8,072
  Ryland Group, Inc.                                       238,000         7,937
  Susquehanna Bancshares, Inc.                             367,503         7,659
  Standard Pacific Corp.                                   303,200         7,504
* Unit Corp.                                               401,000         7,439
  Burlington Coat Factory Warehouse Corp.                  412,600         7,406
* EMCOR Group, Inc.                                        138,200         7,326
  MAF Bancorp, Inc.                                        215,634         7,316
  Cambrex Corp.                                            241,400         7,293
  A.O. Smith Corp.                                         268,600         7,255
  Delphi Financial Group, Inc.                             190,977         7,249
  Southwest Gas Corp.                                      307,900         7,220
  USFreightways Corp.                                      249,900         7,185
* US Oncology, Inc.                                        828,126         7,180
  Colonial Properties Trust REIT                           209,000         7,093
* Philadelphia Consolidated Holding Corp.                  199,900         7,076
  CH Energy Group, Inc.                                    150,000         6,995
  ABM Industries Inc.                                      449,800         6,972
  Skywest, Inc.                                            532,650         6,962
* UICI                                                     446,800         6,948
  Massey Energy Co.                                        698,534         6,790
* Kansas City Southern                                     565,400         6,785
* Cimarex Energy Co.                                       377,526         6,758
* Ralcorp Holdings, Inc.                                   267,800         6,732
  Lennox International Inc.                                534,674         6,710
* Men's Wearhouse, Inc.                                    377,900         6,481
* Benchmark Electronics, Inc.                              225,000         6,449
  Russ Berrie and Co., Inc.                                189,900         6,415
  Northwest Natural Gas Co.                                236,800         6,408
  Central Parking Corp.                                    333,400         6,288
* Jack in the Box Inc.                                     362,700         6,271
  Vintage Petroleum, Inc.                                  587,300         6,196
  Analogic Corp.                                           123,100         6,190
  Selective Insurance Group                                245,030         6,170
  Kellwood Co.                                             237,100         6,165
  Capital Automotive REIT                                  259,417         6,148
  Reliance Steel & Aluminum Co.                            294,450         6,136
* AmeriPath, Inc.                                          284,296         6,112
* Kirby Corp.                                              222,600         6,097
  American Financial Holdings, Inc.                        203,550         6,082
  R.L.I. Corp.                                             217,200         6,060
  Curtiss-Wright Corp.                                      94,800         6,050
  Hughes Supply, Inc.                                      221,400         6,049
* Tetra Tech, Inc.                                         492,900         6,013
  Technitrol, Inc.                                         372,100         6,006
  LandAmerica Financial Group, Inc.                        168,500         5,973
  Kilroy Realty Corp. REIT                                 258,400         5,956
  Waypoint Financial Corp.                                 331,167         5,895
  New Century Financial Corp.                              231,200         5,870
* Shaw Group, Inc.                                         350,000         5,758
  Wolverine World Wide, Inc.                               374,700         5,662
  Alpharma, Inc. Class A                                   475,100         5,658
* Rare Hospitality International Inc.                      203,950         5,633
* Adaptec, Inc.                                            995,743         5,626
  Casey's General Stores, Inc.                             460,328         5,621
* Oceaneering International, Inc.                          226,700         5,609
  The Pep Boys (Manny, Moe & Jack)                         477,900         5,544
  Landry's Restaurants, Inc.                               256,600         5,450
  UniSource Energy Corp.                                   311,300         5,382
* Coherent, Inc.                                           269,057         5,368
* Paxar Corp.                                              363,400         5,360
  Tredegar Corp.                                           356,300         5,345
* Steel Dynamics, Inc.                                     441,000         5,305
  Provident Bankshares Corp.                               227,242         5,252
* CONMED Corp.                                             265,756         5,206
  Acuity Brands, Inc.                                      383,400         5,191
* PRG-Schultz International, Inc.                          581,900         5,179

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                            SHARES         (000)
--------------------------------------------------------------------------------
* Orthodontic Centers of America, Inc.                     473,000         5,160
  Avista Corp.                                             444,700         5,141
* Electro Scientific Industries, Inc.                      257,000         5,140
* Sunrise Assisted Living, Inc.                            205,900         5,125
  Cato Corp. Class A                                       235,900         5,093
* El Paso Electric Co.                                     462,500         5,088
  Quanex Corp.                                             151,300         5,069
  Russell Corp.                                            298,500         4,997
* Atlantic Coast Airlines Holdings Inc.                    414,546         4,987
* Group 1 Automotive, Inc.                                 208,500         4,979
* Triarc Cos., Inc. Class A                                188,700         4,951
* Axcelis Technologies, Inc.                               882,411         4,949
* Maverick Tube Corp.                                      379,400         4,944
* Aztar Corp.                                              345,200         4,929
* THQ Inc.                                                 367,200         4,865
* Hutchinson Technology, Inc.                              234,528         4,855
* CDI Corp.                                                179,000         4,829
  Regal-Beloit Corp.                                       231,900         4,800
  Texas Industries, Inc.                                   195,100         4,741
* Hain Celestial Group, Inc.                               311,744         4,739
  Anchor Bancorp Wisconsin Inc.                            227,195         4,714
  The Standard Register Co.                                261,000         4,698
* Triumph Group, Inc.                                      147,000         4,695
* American Management Systems, Inc.                        391,558         4,695
* IHOP Corp.                                               194,800         4,675
  UIL Holdings Corp.                                       133,700         4,662
* Exar Corp.                                               368,662         4,571
  Glenborough Realty Trust, Inc. REIT                      256,300         4,567
* Offshore Logistics, Inc.                                 208,102         4,562
  Woodward Governor Co.                                    104,800         4,559
* First Federal Financial Corp.                            156,600         4,534
* Ryan's Family Steak Houses, Inc.                         396,400         4,499
* Monaco Coach Corp.                                       267,000         4,419
  Seacoast Financial Services Corp.                        220,447         4,411
  Aaron Rents, Inc. Class B                                200,900         4,394
* Province Healthcare Co.                                  449,400         4,373
* Financial Federal Corp.                                  171,800         4,317
* Verity, Inc.                                             321,740         4,308
  Rock-Tenn Co.                                            318,000         4,287
  Commercial Metals Co.                                    262,900         4,269
  Irwin Financial Corp.                                    256,800         4,237
  The Laclede Group, Inc.                                  175,000         4,235
  C & D Technologies, Inc.                                 237,800         4,202
* Griffon Corp.                                            307,670         4,190
* Insituform Technologies Inc. Class A                     243,500         4,152
  Thomas Industries, Inc.                                  158,200         4,123
* Jo-Ann Stores, Inc. Class A                              179,200         4,116
  Riggs National Corp.                                     264,292         4,094
  Zenith National Insurance Corp.                          173,900         4,090
  Flagstar Bancorp, Inc.                                   189,000         4,082
* Photronics Inc.                                          295,800         4,052
  Wellman, Inc.                                            295,400         3,985
* DSP Group Inc.                                           251,500         3,979
* URS Corp.                                                278,100         3,957
* Lone Star Technologies, Inc.                             265,200         3,949
  Watts Industries Class A                                 250,800         3,948
* eFunds Corp.                                             432,696         3,942
  Brown Shoe Co., Inc.                                     163,600         3,899
  Watsco, Inc.                                             237,050         3,883
* Atwood Oceanics, Inc.                                    128,700         3,874
  The Marcus Corp.                                         272,800         3,874
* DuPont Photomasks, Inc.                                  166,400         3,869
* NCO Group, Inc.                                          240,200         3,831
* Aeroflex, Inc.                                           551,880         3,808
  Arch Chemicals, Inc.                                     207,700         3,791
* Duane Reade Inc.                                         221,900         3,772
* International Multifoods Corp.                           177,300         3,757
* Armor Holdings, Inc.                                     272,500         3,752
  Lone Star Steakhouse & Saloon, Inc.                      193,834         3,749
  Stewart & Stevenson Services, Inc.                       264,140         3,735
  Bowne & Co., Inc.                                        310,300         3,708
* Ionics, Inc.                                             162,300         3,700
  Methode Electronics, Inc. Class A                        335,356         3,679
* W-H Energy Services, Inc.                                250,400         3,653
* Spherion Corp.                                           545,270         3,653
* Actel Corp.                                              223,750         3,629
* Global Imaging Systems, Inc.                             196,440         3,611
* Viasys Healthcare Inc.                                   242,400         3,609
* Brooks-PRI Automation, Inc.                              313,648         3,594
* The Dress Barn, Inc.                                     269,322         3,582
* O'Charley's Inc.                                         174,200         3,576
  Vital Signs, Inc.                                        119,414         3,568
  Barnes Group, Inc.                                       174,700         3,555
* Insight Enterprises, Inc.                                426,100         3,541
  Hooper Holmes, Inc.                                      576,000         3,537
  Belden, Inc.                                             231,300         3,520
* Stewart Information Services Corp.                       164,300         3,514
  Universal Forest Products, Inc.                          164,395         3,505
  Park Electrochemical Corp.                               180,600         3,468
* PolyMedica Corp.                                         112,400         3,466
* Nautica Enterprises, Inc.                                311,695         3,463
* General Communication, Inc.                              512,290         3,437
* Esterline Technologies Corp.                             193,400         3,417
* School Specialty, Inc.                                   170,900         3,415
* Prime Hospitality Corp.                                  417,100         3,399
  Datascope Corp.                                          136,673         3,390

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
SMALL-CAP VALUE INDEX FUND                                  SHARES         (000)
--------------------------------------------------------------------------------
  Schweitzer-Mauduit International, Inc.                   138,100         3,383
* Imagistics International Inc.                            168,400         3,368
  Applied Industrial Technology, Inc.                      177,000         3,345
  PolyOne Corp.                                            851,559         3,338
* ShopKo Stores, Inc.                                      267,100         3,325
  Fleming Cos., Inc.                                       505,200         3,319
  American States Water Co.                                140,250         3,247
* Vicor Corp.                                              392,385         3,238
  Chemed Corp.                                              90,800         3,210
  Lance, Inc.                                              269,700         3,193
  Arctic Cat, Inc.                                         199,269         3,188
  GenCorp, Inc.                                            399,900         3,167
* Information Holdings Inc.                                202,200         3,138
  Fremont General Corp.                                    698,800         3,138
  ElkCorp                                                  181,100         3,133
  Action Performance Cos., Inc.                            164,600         3,127
* Veeco Instruments, Inc.                                  269,500         3,115
* Checkpoint Systems, Inc.                                 300,700         3,109
* Ciber, Inc.                                              597,500         3,077
* The Wet Seal, Inc. Class A                               283,500         3,051
* JAKKS Pacific, Inc.                                      225,916         3,043
* Standard Microsystem Corp.                               155,659         3,031
* SOURCECORP, Inc.                                         162,100         3,013
  JLG Industries, Inc.                                     397,400         2,992
* Gardner Denver Inc.                                      147,400         2,992
* Impath, Inc.                                             151,000         2,978
  Myers Industries, Inc.                                   277,976         2,974
  Phillips-Van Heusen Corp.                                257,200         2,973
* Sola International Inc.                                  227,700         2,960
  Deltic Timber Corp.                                      110,400         2,948
* J & J Snack Foods Corp.                                   82,229         2,936
* SPS Technologies, Inc.                                   121,100         2,876
* The Great Atlantic & Pacific Tea Co., Inc.               356,100         2,870
  Cohu, Inc.                                               192,900         2,836
  Haverty Furniture Cos., Inc.                             202,700         2,818
* TETRA Technologies, Inc.                                 131,000         2,799
* RehabCare Group, Inc.                                    146,500         2,795
* ViaSat, Inc.                                             240,600         2,777
* Dendrite International, Inc.                             369,981         2,764
* Consolidated Graphics, Inc.                              123,000         2,737
* Southwestern Energy Co.                                  238,400         2,730
* First Republic Bank                                      136,500         2,729
  Lawson Products, Inc.                                     88,000         2,726
* Dril-Quip, Inc.                                          161,200         2,724
  Presidential Life Corp.                                  273,796         2,719
  Pioneer Standard Electronics Inc.                        295,000         2,708
  The Stride Rite Corp.                                    373,900         2,681
* Allen Telecom Inc.                                       282,400         2,674
  Standex International Corp.                              112,000         2,670
  Systems & Computer Technology Corp.                      309,854         2,665
* CIMA Labs Inc.                                           108,400         2,622
* The Children's Place Retail Stores, Inc.                 245,305         2,610
* Fleetwood Enterprises, Inc.                              332,300         2,609
* Steak n Shake Co.                                        256,100         2,561
* JDA Software Group, Inc.                                 264,800         2,558
* PAREXEL International Corp.                              232,742         2,558
  NUI Corp.                                                146,900         2,535
  Chesapeake Corp. of Virginia                             140,100         2,501
  Dimon Inc.                                               413,500         2,481
* ESS Technology, Inc.                                     393,875         2,477
* Caraustar Industries, Inc.                               260,487         2,469
  Robbins & Myers, Inc.                                    133,800         2,462
* Heidrick & Struggles International, Inc.                 167,800         2,462
* Cable Design Technologies Corp.                          414,750         2,447
* Swift Energy Co.                                         252,000         2,437
  CTS Corp.                                                312,900         2,425
* Volt Information Sciences Inc.                           140,700         2,406
  Sturm, Ruger & Co., Inc.                                 250,900         2,401
* Tower Automotive, Inc.                                   529,500         2,383
* TBC Corp.                                                196,517         2,360
* Stein Mart, Inc.                                         383,744         2,341
* Veritas DGC Inc.                                         293,700         2,320
  Coachmen Industries, Inc.                                146,300         2,312
  Apogee Enterprises, Inc.                                 257,200         2,302
  Skyline Corp.                                             77,500         2,286
  Kaman Corp. Class A                                      207,417         2,282
* Pegasus Solutions Inc.                                   227,401         2,281
* SPSS, Inc.                                               158,640         2,219
* Audiovox Corp.                                           212,529         2,198
* Hologic, Inc.                                            179,800         2,195
* Bally Total Fitness Holding Corp.                        306,600         2,174
  Cash America International Inc.                          227,600         2,167
* Stillwater Mining Co.                                    402,200         2,152
  SWS Group, Inc.                                          158,158         2,145
* Buckeye Technology, Inc.                                 345,600         2,125
* Mobile Mini, Inc.                                        133,400         2,090
  GBC Bancorp                                              107,700         2,085
* Ultratech Stepper, Inc.                                  211,472         2,081
* On Assignment, Inc.                                      244,086         2,080
  Pope & Talbot, Inc.                                      144,500         2,061
  Bel Fuse, Inc. Class B                                   101,697         2,049
  Cascade Natural Gas Corp.                                102,100         2,042
* Input/Output, Inc.                                       477,500         2,029
  Central Vermont Public Service Corp.                     109,100         1,994
* Pericom Semiconductor Corp.                              238,275         1,980
* Nuevo Energy Co.                                         177,300         1,968
* RTI International Metals                                 192,000         1,939

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                            SHARES         (000)
--------------------------------------------------------------------------------
* Curative Health Services Inc.                            111,600         1,925
* Insurance Auto Auctions, Inc.                            114,246         1,895
  Milacron Inc.                                            315,700         1,878
  National Presto Industries, Inc.                          63,700         1,872
* Cleveland-Cliffs Iron Co.                                 94,100         1,868
* Frontier Airlines, Inc.                                  271,873         1,838
* Astec Industries, Inc.                                   183,900         1,826
  OM Group, Inc.                                           262,900         1,809
  Oxford Industries, Inc.                                   70,000         1,796
  Northwestern Corp.                                       348,500         1,770
* Bio-Technology General Corp.                             549,700         1,760
  Building Materials Holding Corp.                         122,460         1,751
* Supertex, Inc.                                           116,900         1,741
* Lydall, Inc.                                             149,900         1,701
* Material Sciences Corp.                                  131,300         1,699
* Pinnacle Entertainment, Inc.                             242,700         1,682
  Talx Corp.                                               128,800         1,664
  Angelica Corp.                                            80,400         1,660
* Microsemi Corp.                                          270,163         1,645
* AstroPower, Inc.                                         203,609         1,627
* K2 Inc.                                                  167,500         1,575
* Administaff, Inc.                                        261,300         1,568
  Bassett Furniture Industries, Inc.                       109,463         1,568
* Department 56 Inc.                                       120,600         1,556
  AAR Corp.                                                297,200         1,531
  Standard Motor Products, Inc.                            117,100         1,522
  Steel Technologies, Inc.                                  89,600         1,520
* Tollgrade Communications, Inc.                           126,700         1,486
* Metro One Telecommunications, Inc.                       228,793         1,476
  Interface, Inc.                                          479,600         1,472
* Omnova Solutions Inc.                                    358,200         1,444
  Century Aluminum Co.                                     192,700         1,428
* Concord Camera Corp.                                     261,257         1,419
  Ryerson Tull, Inc.                                       232,293         1,417
* Ultimate Electronics, Inc.                               135,800         1,378
* Artesyn Technologies, Inc.                               358,714         1,377
  Nature's Sunshine Inc.                                   141,392         1,373
* Goody's Family Clothing                                  305,257         1,355
* Alliance Semiconductor Corp.                             337,748         1,327
* Symmetricom Inc.                                         312,309         1,318
* RadiSys Corp.                                            165,032         1,317
* Phoenix Technologies Ltd.                                227,800         1,314
* Footstar Inc.                                            188,500         1,312
* Thomas Nelson, Inc.                                      130,900         1,312
* NYFIX, Inc.                                              290,875         1,309
* Three-Five Systems, Inc.                                 200,700         1,295
* PC-Tel, Inc.                                             186,622         1,265
* CryoLife Inc.                                            183,500         1,253
* SBS Technologies, Inc.                                   136,000         1,246
* Mesa Air Group Inc.                                      304,400         1,239
* BE Aerospace, Inc.                                       334,700         1,218
* IMCO Recycling, Inc.                                     141,900         1,154
  Butler Manufacturing Co.                                  59,100         1,144
* C-COR Electronics, Inc.                                  339,471         1,127
* Theragenics Corp.                                        278,300         1,122
* Applica Inc.                                             219,600         1,098
  CPI Corp.                                                 74,900         1,085
* Netegrity, Inc.                                          319,895         1,041
* Osteotech, Inc.                                          158,715         1,022
* Bell Microproducts Inc.                                  183,950         1,019
  Commonwealth Industries Inc.                             149,100         1,018
  Penford Corp.                                             72,100         1,016
  Intermet Corp.                                           238,700         1,003
* Carreker Corp.                                           220,100           997
* Salton, Inc.                                             102,800           989
* Magnatek, Inc.                                           220,400           979
  Green Mountain Power Corp.                                45,825           961
* Enesco Group, Inc.                                       130,000           920
* Midas Inc.                                               140,200           901
* Royal Appliance Manufacturing Co.                        120,000           872
* Roxio, Inc.                                              182,027           868
* Huffy Corp.                                              145,000           866
  Nash-Finch Co.                                           111,789           864
  Fedders Corp.                                            305,100           863
* Brush Engineered Materials Inc.                          155,500           855
* Gerber Scientific, Inc.                                  206,900           840
* Network Equipment Technologies, Inc.                     210,700           826
* Ashworth, Inc.                                           123,993           794
* MapInfo Corp.                                            141,908           788
* A.T. Cross Co. Class A                                   147,010           787
* Midwest Express Holdings, Inc.                           145,100           776
  Haggar Corp.                                              60,200           758
* Concerto Software Inc.                                   109,000           736
* Captaris Inc.                                            298,353           716
* Computer Task Group, Inc.                                195,400           682
* Wolverine Tube, Inc.                                     114,800           656
* A.M. Castle & Co.                                        141,400           643
* SCM Microsystems, Inc.                                   147,178           626
* Luby's, Inc.                                             210,400           612
* ArQule, Inc.                                             200,600           612
* Hall, Kinion & Associates, Inc.                          109,305           611
* Brooktrout Technology, Inc.                              114,676           608
  SCPIE Holdings Inc.                                       92,100           607
* Digi International, Inc.                                 207,729           604
* Meade Instruments Corp.                                  185,476           579
* Aware, Inc.                                              212,200           463
* Analysts International Corp.                             227,046           450
* Information Resources, Inc.                              275,992           442
* Flow International Corp.                                 143,163           365
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (Cost $1,750,240)                                                    1,516,486
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                              FACE        MARKET
                                                            AMOUNT        VALUE*
SMALL-CAP VALUE INDEX FUND                                   (000)         (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (3.2%)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT
Collateralized by U.S. Government
  Obligations in a Pooled
  Cash Account
  1.21%, 1/2/2003--Note E
  (Cost $47,669)                                           $47,669        47,669
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (103.3%)
  (Cost $1,797,909)                                                    1,564,155
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-3.3%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                      18,120
Security Lending Collateral
  Payable to Brokers--Note E                                            (47,669)
Other Liabilities                                                       (20,111)
                                                                  --------------
                                                                        (49,660)
                                                                  --------------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                     $1,514,495
================================================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
REIT--Real Estate Investment Trust.

--------------------------------------------------------------------------------
                                                                          AMOUNT
                                                                           (000)
--------------------------------------------------------------------------------
AT DECEMBER 31, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                       $1,907,118
Overdistributed Net Investment Income                                      (148)
Accumulated Net Realized Losses                                        (158,721)
Unrealized Depreciation                                                (233,754)
--------------------------------------------------------------------------------
NET ASSETS                                                            $1,514,495
================================================================================

Investor Shares--Net Assets
Applicable to 138,008,336 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                           $1,176,401
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INVESTOR SHARES                                $8.52
================================================================================

Institutional Shares--Net Assets
Applicable to 39,646,249 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                             $338,094
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INSTITUTIONAL SHARES                           $8.53
================================================================================
See Note C in Notes to Financial Statements for the tax-basis components of net assets.

STATEMENT OF OPERATIONS

This Statement shows the types of income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

                                                         SMALL-CAP     SMALL-CAP
                                           SMALL-CAP  GROWTH INDEX   VALUE INDEX
                                          INDEX FUND          FUND          FUND
                                         ---------------------------------------
                                               YEAR ENDED DECEMBER 31, 2002
                                         ---------------------------------------
                                               (000)         (000)         (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
  Dividends                            $ 59,390         $ 2,332         $ 19,341
  Interest                                  509              19              132
  Security Lending                        2,871             214              703
--------------------------------------------------------------------------------
  Total Income                          62,770            2,565           20,176
--------------------------------------------------------------------------------
EXPENSES
  The Vanguard Group--Note B
    Investment Advisory Services            190             108             108
    Management and Administrative
      Investor Shares                     7,962             790            2,916
      Admiral Shares                        943              --               --
      Institutional Shares                  445              56              258
    Marketing and Distribution
      Investor Shares                       563              56              174
      Admiral Shares                         81              --               --
      Institutional Shares                  112              24               83
  Custodian Fees                            208              61              234
  Auditing Fees                              12              12               12
  Shareholders' Reports and Proxies
    Investor Shares                         200              35               70
    Admiral Shares                            1              --               --
    Institutional Shares                     --              --               --
  Trustees' Fees and Expenses                 6               1                2
--------------------------------------------------------------------------------
    Total Expenses                       10,723           1,143            3,857
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                    52,047           1,422           16,319
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Investment Securities Sold           (95,817)        (51,171)        (157,642)
  Futures Contracts                     (3,141)              --               --
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)               (98,958)        (51,171)        (157,642)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
  Investment Securities               (988,999)        (41,084)        (249,915)
  Futures Contracts                       (852)              --               --
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
(DEPRECIATION)                        (989,851)        (41,084)        (249,915)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS        $(1,036,762)       $(90,833)       $(391,238)
================================================================================

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

---------------------------------------------------------------------------------------------------
                                                 SMALL-CAP INDEX FUND   SMALL-CAP GROWTH INDEX FUND
                                                                YEAR ENDED DECEMBER 31,
                                             ------------------------------------------------------
                                                    2002       2001                2002       2001
                                                   (000)      (000)               (000)      (000)
---------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
  Net Investment Income                         $ 52,047   $ 50,985             $ 1,422      $ 581
  Realized Net Gain (Loss)                      (98,958)   (52,580)            (51,171)   (48,002)
  Change in Unrealized Appreciation
    (Depreciation)                             (989,851)    136,145            (41,084)     43,495
---------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations              (1,036,762)    134,550            (90,833)   ( 3,926)
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
  Investor Shares                               (35,750)   (39,463)             (1,051)      (492)
  Admiral Shares                                 (7,673)    (6,508)                  --         --
  Institutional Shares                           (8,974)    (6,951)               (460)      (295)
Realized Capital Gain
  Investor Shares                                     --         --                  --         --
  Admiral Shares                                      --         --                  --         --
  Institutional Shares                                --         --                  --         --
---------------------------------------------------------------------------------------------------
Total Distributions                             (52,397)   (52,922)             (1,511)      (787)
---------------------------------------------------------------------------------------------------
Capital Share Transactions--Note F
  Investor Shares                                194,844   (89,727)              98,555      5,837
  Admiral Shares                                 187,727    283,860                  --         --
  Institutional Shares                           249,580     82,121              19,034     36,746
---------------------------------------------------------------------------------------------------
    Net Increase (Decrease) from
      Capital Share Transactions                 632,151    276,254             117,589     42,583
---------------------------------------------------------------------------------------------------
Total Increase (Decrease)                      (457,008)    357,882              25,245     37,870
---------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                          4,676,153  4,318,271             466,291    428,421
---------------------------------------------------------------------------------------------------
End of Period                                 $4,219,145 $4,676,153           $ 491,536  -$466,291
===================================================================================================

--------------------------------------------------------------------------------
                                                      SMALL-CAP VALUE INDEX FUND
                                                       YEAR ENDED DECEMBER 31,
                                                      -------------------------
                                                                  2002      2001
                                                                 (000)     (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                                       $ 16,319   $ 8,085
  Realized Net Gain (Loss)                                   (157,642)    51,790
  Change in Unrealized Appreciation (Depreciation)           (249,915)    22,382
--------------------------------------------------------------------------------
    Net Increase (Decrease) in
    Net Assets Resulting from Operations                     (391,238)    82,257
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
  Investor Shares                                             (12,346)   (4,910)
  Institutional Shares                                         (4,083)   (2,439)
Realized Capital Gain*
  Investor Shares                                             (26,299)  (29,945)
  Institutional Shares                                        (11,401)  (10,672)
--------------------------------------------------------------------------------
Total Distributions                                           (54,129)  (47,966)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--NOTE F
  Investor Shares                                              713,241   454,665
  Institutional Shares                                         118,815   235,917
--------------------------------------------------------------------------------
   Net Increase (Decrease) from Capital Share Transactions     832,056   690,582
--------------------------------------------------------------------------------
Total Increase (Decrease)                                      386,689   724,873

--------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                                        1,127,806   402,933
--------------------------------------------------------------------------------
  End of Period                                             $1,514,495 1,127,806
================================================================================
*Includes short-term gain distributions totaling $26,363,000 and $31,867,000, respectively, that are treated as ordinary income dividends for tax purposes.

FINANCIAL HIGHLIGHTS

This table summarizes each fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

SMALL-CAP INDEX FUND INVESTOR SHARES
-------------------------------------------------------------------------------------------------------------------
                                                                        YEAR ENDED DECEMBER 31,

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                            2002     2001     2000     1999      1998
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                    $19.82   $19.44   $23.60   $21.20    $23.75
-------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                                   .192     .217     .270     .256      .311
  Net Realized and Unrealized Gain (Loss) on Investments               (4.160)     .388  (1.145)    4.491   (1.007)
   Total from Investment Operations                                    (3.968)      .605   (.875)   4.747    (.696)
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                                  (.192)   (.225)   (.260)   (.267)    (.304)
  Distributions from Realized Capital Gains                                --        --  (3.025)  (2.080)   (1.550)
-------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                 (.192)   (.225)  (3.285)  (2.347)   (1.854)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                          $15.66   $19.82   $19.44   $23.60    $21.20
===================================================================================================================
TOTAL RETURN*                                                          -20.02%    3.10%   -2.67%   23.13%    -2.61%
===================================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                                  $2,943   $3,545   $3,577   $3,553    $2,768
  Ratio of Total Expenses to Average Net Assets                          0.27%    0.27%    0.27%    0.25%     0.24%
  Ratio of Net Investment Income to Average Net Assets                   1.11%    1.16%    1.17%    1.25%     1.39%
  Portfolio Turnover Rate                                                  32%      39%      49%      42%       35%
===================================================================================================================

*Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2000, or the $10 annual account maintenance fee applied on balances under $10,000.

SMALL-CAP INDEX FUND ADMIRAL SHARES
--------------------------------------------------------------------------------
                                                 YEAR ENDED DEC. 31, NOV. 13* TO
                                                 -------------------    DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD         2002     2001        2000
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $19.82   $19.44      $22.40
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                .207     .231        .053
  Net Realized and Unrealized Gain
    (Loss) on Investments                           (4.160)     .388        .062
--------------------------------------------------------------------------------
    Total from Investment Operations                (3.953)     .619        .115
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income               (.207)   (.239)      (.265)
  Distributions from Realized Capital Gains              --       --     (2.810)
--------------------------------------------------------------------------------
    Total Distributions                              (.207)   (.239)     (3.075)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $15.66   $19.82      $19.44
================================================================================

TOTAL RETURN                                        -19.95%    3.17%       1.75%
================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                 $591     $547        $252
  Ratio of Total Expenses to Average Net Assets       0.18%    0.20%     0.20%**
  Ratio of Net Investment Income to
    Average Net Assets                                1.22%    1.24%     1.79%**
  Portfolio Turnover Rate                               32%      39%         49%
================================================================================
*Inception.
**Annualized.

SMALL-CAP INDEX FUND INSTITUTIONAL SHARES

----------------------------------------------------------------------------------------------
                                                            YEAR ENDED DECEMBER 31,
                                               -----------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD         2002     2001     2000     1999    1998
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $19.82   $19.44   $23.61   $21.20  $23.75
----------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                .219     .251     .292     .295    .336
  Net Realized and Unrealized Gain
    (Loss) on Investments                           (4.160)     .388  (1.145)    4.491 (1.007)
----------------------------------------------------------------------------------------------
    Total from Investment Operations                (3.941)     .639   (.853)    4.786  (.671)
----------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income               (.219)   (.259)   (.292)   (.296)  (.329)
  Distributions from Realized Capital Gains              --       --  (3.025)  (2.080) (1.550)
----------------------------------------------------------------------------------------------
    Total Distributions                              (.219)   (.259)  (3.317)  (2.376) (1.879)
----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $15.66   $19.82   $19.44   $23.61  $21.20
==============================================================================================

TOTAL RETURN*                                       -19.89%    3.27%   -2.56%   23.33%  -2.50%
==============================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                 $686     $584     $490     $415    $264
  Ratio of Total Expenses to Average Net Assets       0.10%    0.10%    0.13%    0.12%   0.12%
  Ratio of Net Investment Income to
    Average Net Assets                                1.32%    1.34%    1.32%    1.37%   1.53%
  Portfolio Turnover Rate                               32%      39%      49%      42%     35%
==============================================================================================

*Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2000.

SMALL-CAP GROWTH INDEX FUND INVESTOR SHARES

----------------------------------------------------------------------------------------------
                                                       YEAR ENDED DECEMBER 31,     APR. 20* TO
                                               ------------------------------------   DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD     2002     2001     2000     1999        1998
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $10.87   $10.97   $11.38   $ 9.53      $10.00
----------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                            .027     .009     .009     .025         .03
  Net Realized and Unrealized Gain
    (Loss) on Investments                       (1.702)   (.094)     .154    1.860       (.47)
----------------------------------------------------------------------------------------------
    Total from Investment Operations            (1.675)   (.085)     .163    1.885       (.44)
----------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income           (.025)   (.015)   (.003)   (.035)        (.03)
  Distributions from Realized Capital Gains          --       --   (.570)       --          --
----------------------------------------------------------------------------------------------
   Total Distributions                           (.025)   (.015)   (.573)   (.035)       (.03)
----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $ 9.17   $10.87   $10.97   $11.38      $ 9.53
==============================================================================================

TOTAL RETURN**                                  -15.41%    -.78%    1.59%   19.80%      -4.77%
==============================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)             $388     $357     $356     $167         $90
  Ratio of Total Expenses to Average Net Assets   0.27%    0.27%    0.27%    0.25%      0.25%+
  Ratio of Net Investment Income to
    Average Net Assets                            0.24%    0.11%    0.03%    0.33%      0.63%+
  Portfolio Turnover Rate                           61%      74%     136%      82%         77%
==============================================================================================

*Subscription period for the fund was April 20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement begins May 21, 1998.
**Total returns do not reflect transaction fees on purchases (0.5% from March 1, 1999, through March 31, 2002; 1.0% from inception through February 28, 1999) or the $10 annual account maintenance fee applied on balances under $10,000. +Annualized.

SMALL-CAP GROWTH INDEX FUND INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
                                                YEAR ENDED DEC. 31,   MAY 24* TO
                                              ---------------------     DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD      2002    2001            2000
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $10.87  $10.97          $11.03
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                             .043    .024            .009
  Net Realized and Unrealized Gain
    (Loss) on Investments                        (1.702)  (.094)            .513
--------------------------------------------------------------------------------
    Total from Investment Operations             (1.659)  (.070)            .522
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income            (.041)  (.030)          (.012)
  Distributions from Realized Capital Gains           --      --          (.570)
--------------------------------------------------------------------------------
    Total Distributions                           (.041)  (.030)          (.582)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $ 9.17  $10.87          $10.97
================================================================================

TOTAL RETURN**                                   -15.26%   -.64%           4.90%
================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)              $104    $109             $73
  Ratio of Total Expenses to Average Net Assets    0.10%   0.10%          0.13%+
  Ratio of Net Investment Income
    to Average Net Assets                          0.41%   0.28%          0.11%+
  Portfolio Turnover Rate                            61%     74%            136%
================================================================================
*Inception.
**Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2002.
+Annualized.

SMALL-CAP VALUE INDEX FUND INVESTOR SHARES

----------------------------------------------------------------------------------------------
                                                       YEAR ENDED DECEMBER 31,     APR. 20* TO
                                               ------------------------------------   DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD     2002     2001     2000     1999        1998
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $10.29   $ 9.65    $8.45    $8.74      $10.00
----------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                            .090     .074     .084     .065        .045
  Net Realized and Unrealized Gain
    (Loss) on Investments                       (1.494)    1.176    1.698     .210     (1.250)
----------------------------------------------------------------------------------------------
    Total from Investment Operations            (1.404)    1.250    1.782     .275     (1.205)
----------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income           (.090)   (.065)   (.082)   (.070)      (.055)
  Distributions from Realized Capital Gains      (.276)   (.545)   (.500)   (.495)          --
----------------------------------------------------------------------------------------------
    Total Distributions                          (.366)   (.610)   (.582)   (.565)      (.055)
----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $ 8.52   $10.29    $9.65    $8.45      $ 8.74
==============================================================================================

TOTAL RETURN**                                  -14.20%   13.70%   21.88%    3.35%     -12.47%
==============================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)           $1,176     $802     $317     $204        $113
  Ratio of Total Expenses to Average Net Assets   0.27%    0.27%    0.27%    0.25%      0.25%+
  Ratio of Net Investment Income to
    Average Net Assets                            0.93%    0.97%    1.16%    0.96%      1.13%+
  Portfolio Turnover Rate                           57%      59%      82%      80%         53%
==============================================================================================

*Subscription period for the fund was April 20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement begins May 21, 1998.
**Total returns do not reflect transaction fees on purchases (0.5% from March 1, 1999, through March 31, 2002; 1.0% from inception through February 28, 1999) or the $10 annual account maintenance fee applied on balances under $10,000. +Annualized.

SMALL-CAP VALUE INDEX FUND INSTITUTIONAL SHARES

----------------------------------------------------------------------------------------------
                                                       YEAR ENDED DECEMBER 31,     APR. 20* TO
                                                    -----------------------------     DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD          2002     2001     2000            1999
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $10.29    $9.65    $8.45           $8.74
----------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                 .114     .089     .097            .009
  Net Realized and Unrealized Gain
    (Loss) on Investments                            (1.494)    1.176    1.698            .226
----------------------------------------------------------------------------------------------
    Total from Investment Operations                 (1.380)    1.265    1.795            .235
----------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                (.104)   (.080)   (.095)          (.070)
  Distributions from Realized Capital Gains           (.276)   (.545)   (.500)          (.455)
----------------------------------------------------------------------------------------------
    Total Distributions                               (.380)   (.625)   (.595)          (.525)
----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $ 8.53   $10.29    $9.65           $8.45
==============================================================================================

TOTAL RETURN**                                       -13.96%   13.86%   22.04%           2.83%
==============================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                  $338     $325      $86             $10
  Ratio of Total Expenses to Average Net Assets        0.10%    0.10%    0.13%          0.13%+
  Ratio of Net Investment Income to Average Net Assets 1.08%    1.14%    1.36%          1.37%+
  Portfolio Turnover Rate                                57%      59%      82%             80%
==============================================================================================

*Inception.
**Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2002.
+Annualized.

NOTES TO FINANCIAL STATEMENTS

Vanguard Small-Cap Index, Small-Cap Growth Index, and Small-Cap Value Index Funds are registered under the Investment Company Act of 1940 as open-end investment companies, or mutual funds. The Small-Cap Index Fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. The Small-Cap Growth Index and Small-Cap Value Index Funds each offer two classes of shares, Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund's minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $10 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

     1. SECURITY VALUATION: Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices are taken from the primary market in which each security trades. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued by methods deemed by the board of trustees to represent fair value.

     2. FUTURES CONTRACTS: The Small-Cap Index Fund uses Russell 2000 Index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

     Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

     3. REPURCHASE AGREEMENTS: The funds, along with other members of The Vanguard Group, transfer uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     4. FEDERAL INCOME TAXES: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

     5. DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date.

     6. OTHER: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on purchases of capital shares through March 31, 2002, were credited to paid-in capital.

     Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxies. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2002, the funds had contributed capital to Vanguard (included in Other Assets) of:

--------------------------------------------------------------------------------
                                CAPITAL CONTRIBUTION   PERCENTAGE  PERCENTAGE OF
                                         TO VANGUARD      OF FUND     VANGUARD'S
INDEX FUND                                     (000)   NET ASSETS CAPITALIZATION
--------------------------------------------------------------------------------
Small-Cap                                       $828        0.02%          0.83%
Small-Cap Growth                                  98         0.02           0.10
Small-Cap Value                                  295         0.02           0.29
--------------------------------------------------------------------------------

The funds' trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

     At December 31, 2002, the funds had the following tax-basis amounts available for distribution, and capital losses available to offset future net capital gains:

--------------------------------------------------------------------------------
                                  AMOUNT AVAILABLE
                                  FOR DISTRIBUTION           CAPITAL LOSSES
                                --------------------       ------------------
                              ORDINARY     LONG-TERM          EXPIRATION: FISCAL
                                INCOME  CAPITAL GAIN    AMOUNT    YEAR(S) ENDING
INDEX FUND                       (000)         (000)    (000)       DECEMBER 31
--------------------------------------------------------------------------------
Small-Cap                      $ (4)*             --  $166,823         2009-2011
Small-Cap Growth                (35)*             --   129,023         2009-2011
Small-Cap Value                 (35)*             --   154,432         2010-2011
--------------------------------------------------------------------------------
*Amount of the fund's December 2002 dividend payable in January 2003 that will be used to reduce required 2003 ordinary income dividends.

     At December 31, 2002, net unrealized appreciation (depreciation) of investment securities for tax purposes was:

--------------------------------------------------------------------------------
                                                        (000)
                                            ------------------------------------
                                                                  NET UNREALIZED
                                     APPRECIATED   DEPRECIATED      APPRECIATION
INDEX FUND                            SECURITIES    SECURITIES    (DEPRECIATION)
--------------------------------------------------------------------------------
Small-Cap                               $493,753  $(1,543,067)      $(1,049,314)
Small-Cap Growth                          59,726      (45,846)            13,880
Small-Cap Value                           70,447     (307,449)         (237,002)
--------------------------------------------------------------------------------

     At December 31, 2002, the aggregate settlement value of open futures contracts expiring in March 2003 and the related unrealized depreciation were:

--------------------------------------------------------------------------------
                                                                (000)
                                                      --------------------------
                                                       AGGREGATE      UNREALIZED
                                         NUMBER OF    SETTLEMENT    APPRECIATION
INDEX FUND/FUTURES CONTRACTS        LONG CONTRACTS         VALUE  (DEPRECIATION)
--------------------------------------------------------------------------------
Small-Cap/Russell 2000 Index                    77       $14,753          $(231)
--------------------------------------------------------------------------------
Unrealized depreciation on open futures contracts is required to be treated as realized loss for tax purposes.

D. During the year ended December 31, 2002, purchases and sales of investment securities other than temporary cash investments were:

--------------------------------------------------------------------------------
                                                                  (000)
                                                        ------------------------
INDEX FUND                                         PURCHASES               SALES
--------------------------------------------------------------------------------
Small-Cap                                         $2,075,293          $1,435,925
Small-Cap Growth                                     422,758             305,686
Small-Cap Value                                    1,744,571             945,507
--------------------------------------------------------------------------------

E. The market value of securities on loan to broker/dealers at December 31, 2002, and collateral received with respect to such loans were:

--------------------------------------------------------------------------------
                                                                  (000)
                                                           ---------------------
                                           MARKET VALUE                     CASH
                                              OF LOANED               COLLATERAL
INDEX FUND                                   SECURITIES                 RECEIVED
--------------------------------------------------------------------------------
Small-Cap                                      $170,842                 $229,165
Small-Cap Growth                                  7,836                    8,790
Small-Cap Value                                  44,392                   47,669
--------------------------------------------------------------------------------

The funds invest cash collateral received in repurchase agreements, and record a liability for the return of the collateral, during the period the securities are on loan.

F. Capital share transactions for each class of shares were:

-----------------------------------------------------------------------------------------------
                                                              YEAR ENDED DECEMBER 31,
                                                       ----------------------------------------
                                                           2002                   2001
                                                       ------------------   -------------------
                                                       AMOUNT      SHARES     AMOUNT     SHARES
INDEX FUND                                              (000)       (000)      (000)      (000)
-----------------------------------------------------------------------------------------------
SMALL-CAP
Investor Shares
  Issued                                            $ 969,210      52,655  $ 842,493     43,928
  Issued in Lieu of Cash Distributions                 32,957       2,099     36,583      1,827
  Redeemed                                           (807,323)   (45,694)  (968,803)   (50,931)
                                                   --------------------------------------------
    Net Increase (Decrease)--Investor Shares          194,844       9,060   (89,727)    (5,176)
                                                   --------------------------------------------
Admiral Shares
  Issued                                              360,338      19,812    368,539     19,184
  Issued in Lieu of Cash Distributions                  6,353         405      5,443        272
  Redeemed                                          (178,964)    (10,091)   (90,122)    (4,848)
                                                   --------------------------------------------
    Net Increase (Decrease)--Admiral Shares           187,727      10,126    283,860     14,608
                                                   --------------------------------------------
Institutional Shares
  Issued                                              350,815      20,013    192,923     10,165
  Issued in Lieu of Cash Distributions                  7,773         495      3,075        138
  Redeemed                                          (109,008)     (6,203)  (113,877)    (6,034)
                                                   --------------------------------------------
    Net Increase (Decrease)--Institutional Shares     249,580      14,305     82,121      4,269
-----------------------------------------------------------------------------------------------
SMALL-CAP GROWTH
Investor Shares
  Issued                                             $186,828      18,562   $ 98,546      9,585
  Issued in Lieu of Cash Distributions                    853          93        377         34
  Redeemed                                           (89,126)     (9,205)   (93,086)    (9,163)
                                                   --------------------------------------------
    Net Increase (Decrease)--Investor Shares           98,555       9,450      5,837        456
                                                   --------------------------------------------
Institutional Shares
  Issued                                               67,564       6,452     52,645      5,040
  Issued in Lieu of Cash Distributions                    457          50        295         27
  Redeemed                                           (48,987)     (5,246)   (16,194)    (1,670)
                                                   --------------------------------------------
    Net Increase (Decrease)--Institutional Shares      19,034       1,256     36,746      3,397
-----------------------------------------------------------------------------------------------
SMALL-CAP VALUE
Investor Shares
  Issued                                           $1,192,018     113,003  $ 562,858     56,428
  Issued in Lieu of Cash Distributions                 35,943       3,594     32,383      3,441
  Redeemed                                          (514,720)    (56,570)  (140,576)   (14,715)
                                                   --------------------------------------------
    Net Increase (Decrease)--Investor Shares          713,241      60,027    454,665     45,154
                                                   --------------------------------------------
Institutional Shares
  Issued                                              278,790      25,926    290,445     28,569
  Issued in Lieu of Cash Distributions                 14,995       1,481     12,407      1,306
  Redeemed                                          (174,970)    (19,366)   (66,935)    (7,182)
                                                   --------------------------------------------
    Net Increase (Decrease)--Institutional Shares     118,815       8,041    235,917     22,693
-----------------------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of Vanguard U.S. Stock Index Funds:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Small-Cap Index Fund, Small-Cap Growth Index Fund, and Small-Cap Value Index Fund (separate funds of Vanguard U.S. Stock Index Funds, hereafter referred to as the "Funds") at December 31, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodians and broker, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

January 30, 2003

--------------------------------------------------------------------------------
SPECIAL 2002 TAX INFORMATION

     (UNAUDITED) FOR VANGUARD U.S. STOCK INDEX FUNDS (SMALL-CAPITALIZATION PORTFOLIOS)

This information for the fiscal year ended December 31, 2002, is included pursuant to provisions of the Internal Revenue Code.

     The Small-Cap Value Index Fund distributed $11,337,000 as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year, all of which is designated as a 20% rate gain distribution.

     For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

--------------------------------------------------------------------------------
VANGUARD FUND                                                         PERCENTAGE
--------------------------------------------------------------------------------
Small-Cap                                                                  71.8%
Small-Cap Growth                                                           100.0
Small-Cap Value                                                             96.5
--------------------------------------------------------------------------------

INVESTING IS FAST AND EASY ON VANGUARD.COM

If you're like many Vanguard investors, you believe in planning and taking control of your own investments. Vanguard.com(R) was built for you--and it's getting better all the time.

MANAGE YOUR INVESTMENTS WITH EASE
Log on to Vanguard.com and:

* See what you own (at Vanguard and elsewhere) and how you're doing by using our Consolidated View(TM) tool.
* Check your overall asset allocation, no matter where your assets are held.
* Compare your holdings with industry benchmarks.
* Analyze your personal performance.
* Invest online and even manage the mail you get from us. (Prefer to get fund reports like this one online? Just let us know!)
* Set up a Watch List to make it easy to track funds and securities of interest.

PLAN YOUR INVESTMENTS WITH CONFIDENCE
Go to our Planning & Advice and Research Funds & Stocks sections and:

* Take our Investor Questionnaire to find out what asset allocation might best suit your needs.
* Find out how much you should save for retirement and for college costs.
* Discover how investment costs affect your bottom line by using our Compare Fund Costs tool.
* Find out how to maximize your after-tax returns in our PlainTalk(R) guide Be a Tax-Savvy Investor.
* Attend our quarterly PlainTalk webcasts on investing.

Find out what Vanguard.com can do for you. Log on today!

CAPITALIZE ON YOUR IRA

Are you taking full advantage of your individual retirement account? You really should be. The contribution limits on IRAs were recently raised, making these tax-deferred accounts more powerful options for retirement savers. Here's how you can exploit your IRA--and improve your chances of having the retirement of your dreams.

* CONTRIBUTE THE MAXIMUM AMOUNT EACH YEAR.
It may be an obvious point, but if you invest as much in your IRA as the law allows--currently $3,000 per tax year if you are under age 50 and $3,500 if you are age 50 or over--you will increase the odds of meeting your retirement goals. "Max out" every year you can.

* MAKE IT AUTOMATIC.
Put your IRA on autopilot by taking advantage of Vanguard's Automatic Investment Plan. Your IRA contributions will be deducted from your bank account on a schedule of your choosing, making retirement investing a healthy habit.

* CONSIDER COST.
The owners of low-cost investments keep a larger portion of their gross returns than the owners of high-cost investments. Over the long term, avoiding costlier mutual funds and brokerage commissions could significantly boost your retirement savings. Our low costs are one reason a Vanguard IRA(R) is such a smart choice.

* REQUEST A DIRECT ROLLOVER WHEN YOU CHANGE JOBS.
Don't spend your retirement assets before you've retired. When you change jobs, roll your 401(k) or other employer-sponsored retirement plan assets directly into your IRA.

If you have questions about your IRA, want to transfer an IRA from another institution to Vanguard, or need help with any other IRA transaction, call our Retirement Resource Center at 1-800-205-6189 or visit Vanguard.com. You can open or fund your IRA on our website, and have a confirmation in your hand within minutes.

THE VANGUARD(R) FAMILY OF FUNDS

STOCK FUNDS
500 Index Fund
Calvert Social Index Fund
Capital Opportunity Fund
Capital Value Fund
Convertible Securities Fund
Developed Markets Index Fund
Dividend Growth Fund
Emerging Markets Stock Index Fund
Energy Fund
Equity Income Fund
European Stock Index Fund
Explorer(TM) Fund
Extended Market Index Fund
Global Equity Fund
Growth and Income Fund
Growth Equity Fund
Growth Index Fund
Health Care Fund
Institutional Developed Markets Index Fund
Institutional Index Fund
Institutional Total Stock Market Index Fund
International Explorer(TM) Fund
International Growth Fund
International Value Fund
Mid-Cap Growth Fund
Mid-Cap Index Fund
Morgan(TM) Growth Fund
Pacific Stock Index Fund
Precious Metals Fund
PRIMECAP Fund
REIT Index Fund
Selected Value Fund
Small-Cap Growth Index Fund
Small-Cap Index Fund
Small-Cap Value Index Fund
Strategic Equity Fund
Tax-Managed Capital Appreciation Fund
Tax-Managed Growth and Income Fund
Tax-Managed International Fund
Tax-Managed Small-Cap Fund
Total International Stock Index Fund
Total Stock Market Index Fund
U.S. Growth Fund
U.S. Value Fund
Value Index Fund
Windsor(TM) Fund
Windsor(TM) II Fund

BALANCED FUNDS
Asset Allocation Fund
Balanced Index Fund
LifeStrategy(R) Conservative Growth Fund
LifeStrategy(R) Growth Fund
LifeStrategy(R) Income Fund
LifeStrategy(R) Moderate Growth Fund
STAR(TM) Fund
Tax-Managed Balanced Fund
Wellesley(R) Income Fund
Wellington(TM) Fund

BOND FUNDS
GNMA Fund
High-Yield Corporate Fund
High-Yield Tax-Exempt Fund
Inflation-Protected Securities Fund
Institutional Total Bond Market Index Fund
Insured Long-Term Tax-Exempt Fund
Intermediate-Term Bond Index Fund
Intermediate-Term Corporate Fund
Intermediate-Term Tax-Exempt Fund
Intermediate-Term Treasury Fund
Limited-Term Tax-Exempt Fund
Long-Term Bond Index Fund
Long-Term Corporate Fund
Long-Term Tax-Exempt Fund
Long-Term Treasury Fund
Short-Term Bond Index Fund
Short-Term Corporate Fund
Short-Term Federal Fund
Short-Term Tax-Exempt Fund
Short-Term Treasury Fund
State Tax-Exempt Bond Funds (California, Florida, Massachusetts, New Jersey, New York, Ohio, Pennsylvania)
Total Bond Market Index Fund

MONEY MARKET FUNDS
Admiral(TM) Treasury Money Market Fund
Federal Money Market Fund
Prime Money Market Fund
State Tax-Exempt Money Market Funds (California, New Jersey, New York, Ohio, Pennsylvania)
Tax-Exempt Money Market Fund
Treasury Money Market Fund

VARIABLE ANNUITY
Balanced Portfolio
Capital Growth Portfolio
Diversified Value Portfolio
Equity Income Portfolio
Equity Index Portfolio
Growth Portfolio
High Yield Bond Portfolio
International Portfolio
Mid-Cap Index Portfolio
Money Market Portfolio
REIT Index Portfolio
Short-Term Corporate Portfolio
Small-Cap Index Portfolio
Small Company Growth Portfolio
Total Bond Market Index Portfolio
Total Stock Market Index Portfolio

For information about Vanguard funds and annuities, including charges and expenses, obtain a prospectus from The Vanguard Group, P.O. Box 2600, Valley Forge, PA 19482-2600. Read it carefully before you invest or send money.

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.
     A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.
     Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the



-----------------------------------------------------------------------------------------------------------------------------------
NAME                    POSITION(S) HELD WITH FUND
(DATE OF BIRTH)         (NUMBER OF VANGUARD FUNDS
TRUSTEE/OFFICER SINCE   OVERSEEN BY TRUSTEE)            PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
                       Chairman of the Board,           Chairman of the Board, Chief Executive Officer, and
JOHN J. BRENNAN*       Chief Executive Officer,         Director/Trustee of The Vanguard Group, Inc., and of each of the investment
(July 29, 1954)        and Trustee                      companies served by The Vanguard Group.
May 1987               (112)
-----------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES
CHARLES D. ELLIS       Trustee                          The Partners of '63 (pro bono ventures in education); Senior Adviser
(October 23, 1937)     (112)                            to Greenwich Associates (international business-strategy consulting);
January 2001                                            Successor Trustee of Yale University; Overseer of the Stern School of
                                                        Business at New York University; Trustee of the Whitehead Institute
                                                        for Biomedical Research.
-----------------------------------------------------------------------------------------------------------------------------------
RAJIV L. GUPTA         Trustee                          Chairman and Chief Executive Officer (since October 1999), Vice
(December 23, 1945)    (90)                             Chairman (January-September 1999), and Vice President (prior to
December 2001                                           December 2001 September 1999) of Rohm and Haas Co. (chemicals); Director of Technitrol, Inc. (electronic components), and Agere Systems
                                                        (communications components); Board Member of the American Chemistry
                                                        Council; and Trustee of Drexel University.
-----------------------------------------------------------------------------------------------------------------------------------
JOANN HEFFERNAN HEISEN Trustee                          Vice President, Chief Information Officer, and Member of the Executive
(January 25, 1950)     (112)                            Committee of Johnson & Johnson (pharmaceuticals/consumer products);
July 1998                                               Director of the Medical Center at Princeton and Women's Research
                                                        and Education Institute.
-----------------------------------------------------------------------------------------------------------------------------------
BURTON G. MALKIEL      Trustee                          Chemical Bank Chairman's Professor of Economics, Princeton
(August 28, 1932)      (110)                            University; Director of Prudential Insurance Co. of America, BKF Capital
May 1977                                                (investment management), The Jeffrey Co. (a holding company), and NeuVis,
                                                        Inc. (a software company).
-----------------------------------------------------------------------------------------------------------------------------------
ALFRED M. RANKIN, JR.  Trustee                          Chairman, President, Chief Executive Officer, and Director of NACCO
(October 8, 1941)      (112)                            Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich
                                                        January 1993 Corporation
                                                        (industrial
                                                        products/aircraft
                                                        systems and services);
                                                        Director of the Standard
                                                        Products Company (a
                                                        supplier for the
                                                        automotive industry)
                                                        until 1998.
-----------------------------------------------------------------------------------------------------------------------------------
J. LAWRENCE WILSON     Trustee                          Retired Chairman and Chief Executive Officer of Rohm and Haas Co.
(March 2, 1936)        (112)                            (chemicals); Director of Cummins Inc. (diesel engines), The Mead
                                                        April 1985 Corp. (paper products), and AmerisourceBergen Corp.
                                                        (pharmaceutical distribution); Trustee of Vanderbilt University.

activities of the funds. Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

     Each trustee serves a fund until its termination; or until the trustee's retirement, resignation, or death; or otherwise as specified in the fund's organizational documents. Any trustee may be removed at a shareholders' meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.


-----------------------------------------------------------------------------------------------------------------------------------
NAME                    POSITION(S) HELD WITH FUND
(DATE OF BIRTH)         (NUMBER OF VANGUARD FUNDS
TRUSTEE/OFFICER SINCE   OVERSEEN BY TRUSTEE)            PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
R. GREGORY BARTON      Secretary                        Managing Director and General Counsel of The Vanguard Group, Inc.
(April 25, 1951)       (112)                            (since September 1997); Secretary of The Vanguard Group, and of each
June 2001                                               of the investment companies served by The Vanguard Group; Principal of The Vanguard Group (prior to September 1997).
-----------------------------------------------------------------------------------------------------------------------------------
THOMAS J. HIGGINS      Treasurer                        Principal of The Vanguard Group, Inc.; Treasurer of each of the investment
(May 21, 1957)         (112)                            companies served by The Vanguard Group.
July 1998
-----------------------------------------------------------------------------------------------------------------------------------
*Officers  of the funds are  "interested  persons" as defined in the  Investment
Company Act of 1940.

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.

VANGUARD SENIOR MANAGEMENT TEAM
MORTIMOR J. BUCKLEY, Information Technology.
JAMES H. GATELY, Director Investor Services.
KATHLEEN C. GUBANICH, Human Resources.
IAN A. MACKINNON, Fixed Income Group.
F. WILLIAM MCNABB, III, Instititional Investor Group.
MICHAEL S. MILLER, Planning and Developement.
RALPH K. PACKARD, Chief Finanaicl Officer.
GEORGE U. SAUTER, Quantitative Equity Group.
--------------------------------------------------------------------------------

JOHN C. BOGLE, Founder; Chairman and Chief Executive Officer, 1974-1996.
--------------------------------------------------------------------------------

VANGUARD,  THE  VANGUARD  GROUP,  VANGUARD.COM,   ADMIRAL,   CONSOLIDATED  VIEW,
EXPLORER, MORGAN, LIFESTRATEGY, PLAINTALK, STAR, WELLESLEY, WELLINGTON, WINDOR, VANGUARD IRA and the ship logo are trademarks of The Vanguard Group, Inc.

S&P500(R), STANDARD & POOR'S 500, and 500 are trademarks of the McGraw-Hill Companies, Inc., and have been licensed for use by The Vanguard Group, Inc. Vanugard mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the funds.

CALVERT SOCIAL INDEX is a trademark of Calvert Group, Ltd., and has been licensed for use by The Vanguard Group, Inc. Vanguard Calvert Social Index Fund is not sponsored, endorsed, sold or promoted by Calvert Group, Ltd., and Calvert Group, Ltd. makes no representation regarding the advisability of investing in the fund.

All other marks are the exclusive property of their respective owners.

[SHIP]
[THE VANGUARD GROUP LOGO]
Post Office Box 2600
Valley Forge, PA 19482-2600


ABOUT OUR COVER

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are copyrighted by Michael Kahn.

FOR MORE INFORMATION
This report is intended for the fund's shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.
     To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the fund or other
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unless otherwise noted.

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